UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22487

                                                     DBX ETF Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

            New York, New York 10154

(Address of principal executive offices) (Zip code)

Freddi Klassen

DBX ETF Trust

345 Park Avenue

                             New York, New York 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 250-4352

Date of fiscal year end:   May 31

Date of reporting period:   May 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

May 31, 2017

Annual Report

DBX ETF Trust

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (DBAW)

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (DBAP)

Deutsche X-trackers MSCI Brazil Hedged Equity ETF (DBBR)

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Deutsche X-trackers MSCI Europe Hedged Equity ETF (DBEU)

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Deutsche X-trackers MSCI Germany Hedged Equity ETF (DBGR)

Deutsche X-trackers MSCI Japan Hedged Equity ETF (DBJP)

Deutsche X-trackers MSCI Mexico Hedged Equity ETF (DBMX)

Deutsche X-trackers MSCI South Korea Hedged Equity ETF (DBKO)

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF (DBUK)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this annual report for 11 of our currency-hedged equity ETFs for the fiscal year ended May 31, 2017.

Over the last 12 months, global economies experienced synchronized momentum in growth, despite some discordant notes. The renewed risk appetite was driven by a series of factors, including positive global macro data, receding support for populist political parties in Europe, the so-far limited economic impact from Britain’s decision to exit from the European Union and an improved corporate earnings profile. In the U.S., the U.S. Federal Reserve Board (FRB) continued its rate-hike trajectory. Elsewhere, emerging markets as macroeconomic pressures dissipated, supported by reflation trades. Meanwhile, global central banks continued to engineer a gradual path toward normalization as inflation inched higher.

The economic rebound in the Eurozone was robust, evidenced by improving employment and growth data. However, the European Central Bank (ECB) re-affirmed the need for continuing monetary policy accommodation to restore inflation. In Germany, strong domestic demand and global trade boosted business sentiment. Spain continued to grow, backed by strong exports and low crude oil prices. However, Greece’s upcoming bailout payment and Italy’s political instability remain significant risk factors. Britain had its share of challenges, with a weak British pound sterling and soft economic data lowering the growth outlook amid the invoking of Article 501 and the call for snap elections2 in June 2017.

Fueled by increasing domestic consumption and robust exports, economic sentiment in Japan reached new highs as its economy recovered moderately. The Bank of Japan continued its extraordinary easing policies, as consumer inflation rose at a slower pace than expected. China’s economy gathered steam, supported by structural reforms, which resulted in better-than-expected growth. However, lingering concerns persisted over policy tightening in an effort to contain the debt bubble. The Reserve Bank of Australia continued to keep cash rates at record lows on the back of a slowdown in growth. In addition, the Australian economy faced headwinds from an overheated housing market and soft labor data.

The global economy is now on firmer footing despite political uncertainty. Although global monetary policy is still accommodative, it is shifting gears, with the U.S. already ahead in reducing the degree of policy accommodation and the ECB on track to announce a tapering of its quantitative easing3 program later this year. The FRB is expected to lift rates at a cautious pace. In the current market environment, hedging currency exposure plays a significant role in managing investments in international equities.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Article 50 of the Lisbon Treaty governs the withdrawal of a member state from the European Union.

2 A snap election is an election called earlier than expected. Generally it refers to an election in a parliamentary system called when not required (either by law or convention), usually to capitalize on a unique electoral opportunity or to decide a pressing issue.

3 Quantitative easing is an unconventional monetary-policy tool, in which a central bank conducts broad-based asset purchases.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

This Page is Intentionally Left Blank

2

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited)

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF

The Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (DBAW) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA US Dollar Hedged Index (the DBAW Index). The DBAW Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the U.S.), while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and select non-U.S. currencies. For the 12-month period ended May 31, 2017, DBAW shares returned 18.30%, compared to the DBAW Index return of 18.90%.

All sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Information Technology, and Industrials. From a geographical perspective, Japan, China, and France were the main positive contributors, while the Philippines, Egypt and Israel contributed negatively to performance. The Fund entered into forward foreign currency exchange contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed positively to performance.

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF

The Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (DBAP) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Asia Pacific ex Japan US Dollar Hedged Index (the DBAP Index). The DBAP Index is designed to provide exposure to equity securities in developed and emerging stock markets in the Asia Pacific region (excluding Japan), while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and select non-U.S. currencies. For the 12-month period ended May 31, 2017, DBAP shares returned 20.34%, compared to the DBAP Index return of 21.48%.

All the sectors contributed positively to performance during the period with the greatest contribution coming from Financials and Information Technology. From a geographical perspective, China, South Korea, India, and Hong Kong were the main positive contributors, while the Philippines and Cayman Islands contributed negatively to performance. The Fund entered into forward foreign currency exchange contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed negatively to performance.

Deutsche X-trackers MSCI Brazil Hedged Equity ETF

The Deutsche X-trackers MSCI Brazil Hedged Equity ETF (DBBR) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Brazil US Dollar Hedged Index (the DBBR Index). The DBBR Index is designed to provide exposure to Brazil’s equity market, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the Brazilian real. For the 12-month period ended May 31, 2017, DBBR shares returned 16.28%, compared to the DBBR Index return of 17.12%.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Materials, and Energy. The Information Technology sector was the only negative contributor to performance. The Fund entered into forward foreign currency exchange contracts during the period to hedge against changes in the value of the U.S. dollar against the Brazilian real. The currency hedging strategy contributed negatively to performance.

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF

The Deutsche X-trackers MSCI Emerging Markets Hedged ETF (DBEM) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EM US Dollar Hedged Index (the DBEM Index). The DBEM Index is designed to provide exposure to equity securities in global emerging markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and select emerging market currencies. For the 12-month period ended May 31, 2017, DBEM shares returned 17.19%, compared to the DBEM Index return of 19.20%.

Emerging markets made a comeback, supported by reflation trades and an improved global outlook. All sectors contributed positively to performance during the period, with the greatest contribution coming from Financials and Information Technology. From a geographical perspective, China, Taiwan, and South Korea were the main positive contributors, while Egypt, Cayman Islands, Zambia and the Philippines contributed negatively to

3

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited) (Continued)

performance. The Fund entered into forward foreign currency exchange contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed negatively to performance.

Deutsche X-trackers MSCI Europe Hedged Equity ETF

The Deutsche X-trackers MSCI Europe Hedged Equity ETF (DBEU) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Europe US Dollar Hedged Index (the DBEU Index). The DBEU Index is designed to provide exposure to equity securities in 15 developed European stock markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and select non-U.S. currencies. For the 12-month period ended May 31, 2017, DBEU shares returned 21.77%, compared to the DBEU Index return of 22.18%.

Eurozone equity markets rose on the back of positive economic indicators. The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Industrials, and Materials, while Telecommunication Services contributed negatively. From a geographical perspective, the U.K, France, Germany and Switzerland were the main positive contributors. The Fund entered into forward foreign currency exchange contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed positively to performance.

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF

The Deutsche X-trackers MSCI Eurozone Hedged Equity ETF (DBEZ) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EMU IMI US Dollar Hedged Index (the DBEZ Index). The DBEZ Index is designed to provide exposure to equities in countries in the EMU, or the “Eurozone” that have adopted the euro as their common currency and sole legal tender, while at the same time mitigating exposure to the fluctuations between the value of the U.S. dollar and the euro. For the 12-month period ended May 31, 2017, DBEZ shares returned 22.56%, compared with the DBEZ Index return of 22.61%.

All sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Industrials, and Consumer Discretionary. From a geographical perspective, France, Germany, and Spain were the main positive contributors, while the U.K. contributed negatively to performance. The Fund entered into forward foreign currency exchange contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed positively to performance.

Deutsche X-trackers MSCI Germany Hedged Equity ETF

The Deutsche X-trackers MSCI Germany Hedged Equity ETF (DBGR) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Germany US Dollar Hedged Index (the DBGR Index). The DBGR Index is designed to provide exposure to Germany’s equity market, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the euro. For the 12-month period ended May 31, 2017, DBGR shares returned 22.93%, compared to the DBGR Index return of 23.50%.

All sectors contributed positively to performance with the greatest contribution coming from Industrials, Health Care, Information Technology, and Materials. The Fund entered into forward foreign currency exchange contracts during the period to hedge against changes in the value of the U.S. dollar against the euro. The currency hedging strategy contributed positively to performance.

Deutsche X-trackers MSCI Japan Hedged Equity ETF

The Deutsche X-trackers MSCI Japan Hedged Equity ETF (DBJP) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Japan US Dollar Hedged Index (the DBJP Index). The DBJP Index is designed to provide exposure to Japan’s equity market, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the Japanese yen. For the 12-month period ended May 31, 2017, DBJP shares returned 14.08%, compared to the DBJP Index return of 14.83%.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Industrials, and Consumer Discretionary. Health Care was the

4

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited) (Continued)

only sector that contributed negatively to performance. The Fund entered into forward foreign currency exchange contracts during the period to hedge against changes in the value of the U.S. dollar against the Japanese yen. The currency hedging strategy contributed negatively to performance.

Deutsche X-trackers MSCI Mexico Hedged Equity ETF

The Deutsche X-trackers MSCI Mexico Hedged Equity ETF (DBMX) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Mexico IMI 25/50 US Dollar Hedged Index (the DBMX Index). The DBMX Index is designed to provide exposure to the Mexican equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the Mexican peso. For the 12-month period ended May 31, 2017, DBMX shares returned 2.19%, compared to the DBMX Index return of 2.45%.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Materials and Telecommunication Services. The Consumer Discretionary sector was the significant negative contributor to performance. The Fund entered into forward foreign currency exchange contracts during the period to hedge against changes in the value of the U.S. dollar against the Mexican peso. The currency hedging strategy contributed negatively to performance.

Deutsche X-trackers MSCI South Korea Hedged Equity ETF

The Deutsche X-trackers MSCI South Korea Hedged Equity ETF (DBKO) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Korea 25/50 US Dollar Hedged Index (the DBKO Index). The DBKO Index is designed to provide exposure to South Korean equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the South Korean won. For the 12-month period ended May 31, 2017, DBKO shares returned 27.01%, compared to the DBKO Index return of 29.11%.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology. The Health Care and Utilities sectors were the significant negative contributors to performance. The Fund entered into forward foreign currency exchange contracts during the period to hedge against changes in the value of the U.S. dollar against the South Korean won. The currency hedging strategy contributed negatively to performance.

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

The Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF (DBUK) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI United Kingdom US Dollar Hedged Index (the DBUK Index). The DBUK Index is designed to provide exposure to the U.K. equity market, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the British pound sterling. For the 12-month period ended May 31, 2017, DBUK shares returned 24.79%, compared to the DBUK Index return of 25.71%.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Materials, and Energy. The Utilities, Real Estate, and Telecommunication Services sectors were the only negative contributors to performance. The Fund entered into forward foreign currency exchange contracts during the period to hedge against changes in the value of the U.S. dollar against the British pound sterling. The currency hedging strategy contributed positively to performance.

*************************

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance data visit www.deutsche-etfs.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 6-27 of this report for additional performance information, including performance data based on market value.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

5

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (DBAW)

The Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the United States), while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies. It is not possible to invest directly into an index.

Performance as of 5/31/17

Average Annual Total Return
	Net Asset Value	Market Value	MSCI ACWI ex USA US Dollar Hedged Index	MSCI ACWI ex USA Index
One Year	18.30%	19.36%	18.90%	18.24%
Since Inception[1]	6.02%	6.12%	6.52%	2.35%

Cumulative Total Returns
	Net Asset Value	Market Value	MSCI ACWI ex USA US Dollar Hedged Index	MSCI ACWI ex USA Index
One Year	18.30%	19.36%	18.90%	18.24%
Since Inception[1]	21.65%	22.06%	23.61%	8.12%

1 Total returns are calculated based on the commencement of operations, 1/23/14 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 30, 2016, was 0.40%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

6

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (DBAW) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 1/23/14.

Sector Diversification* as of 5/31/17

Financials	22.9%
Industrials	11.7%
Consumer Discretionary	11.5%
Consumer Staples	10.3%
Information Technology	10.2%
Health Care	8.3%
Materials	7.5%
Energy	6.4%
Telecommunication Services	4.7%
Real Estate	3.3%
Utilities	3.2%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/17 (9.1% of Net Assets)

Description	% of Net Assets
Nestle SA (Switzerland)	1.3%
Samsung Electronics Co. Ltd. (South Korea)	1.0%
Tencent Holdings Ltd. (China)	1.0%
Roche Holding AG (Switzerland)	1.0%
Novartis AG (Switzerland)	0.9%
HSBC Holdings PLC (United Kingdom)	0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	0.9%
Toyota Motor Corp. (Japan)	0.7%
Alibaba Group Holding Ltd. (China)	0.7%
British American Tobacco PLC (United Kingdom)	0.7%

Country Diversification* as of 5/31/17

Japan	16.2%
United Kingdom	11.3%
France	7.3%
Germany	6.8%
Switzerland	6.6%
Canada	6.5%
China	5.6%
Australia	4.9%
South Korea	3.8%
Hong Kong	3.4%
Netherlands	3.1%
Taiwan	3.0%
Spain	2.5%
Sweden	2.0%
Other	17.0%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 30.

7

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (DBAP)

The Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Asia Pacific ex Japan US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in developed and emerging stock markets in the Asia Pacific region (excluding Japan) while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies. It is not possible to invest directly into an index.

Performance as of 5/31/17

Average Annual Total Return
	Net Asset Value	Market Value	MSCI Asia Pacific ex-Japan US Dollar Hedged Index	MSCI Asia Pacific ex-Japan Index
One Year	20.34%	20.54%	21.48%	25.29%
Since Inception[1]	5.79%	5.67%	6.35%	5.02%

Cumulative Total Returns
	Net Asset Value	Market Value	MSCI Asia Pacific ex-Japan US Dollar Hedged Index	MSCI Asia Pacific ex-Japan Index
One Year	20.34%	20.54%	21.48%	25.29%
Since Inception[1]	22.91%	22.42%	25.35%	19.70%

1 Total returns are calculated based on the commencement of operations, 10/1/13 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 30, 2016, was 0.60%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

8

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (DBAP) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 10/1/13.

Sector Diversification* as of 5/31/17

Financials	27.0%
Information Technology	24.7%
Consumer Discretionary	8.1%
Industrials	7.6%
Real Estate	7.0%
Materials	6.3%
Consumer Staples	4.9%
Telecommunication Services	4.6%
Energy	3.7%
Utilities	3.3%
Health Care	2.8%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/17 (23.1% of Net Assets)

Description	% of Net Assets
Samsung Electronics Co. Ltd. (South Korea)	3.9%
Tencent Holdings Ltd. (China)	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3.3%
Alibaba Group Holding Ltd. (China)	2.8%
Commonwealth Bank of Australia (Australia)	2.0%
AIA Group Ltd. (Hong Kong)	1.7%
Westpac Banking Corp. (Australia)	1.5%
China Construction Bank Corp. (China)	1.4%
China Mobile Ltd. (Hong Kong)	1.4%
Australia & New Zealand Banking Group Ltd. (Australia)	1.2%

Country Diversification* as of 5/31/17

China	23.8%
Australia	20.0%
South Korea	15.8%
Hong Kong	14.1%
Taiwan	12.4%
Singapore	3.8%
Indonesia	2.5%
Malaysia	2.5%
Thailand	2.2%
Other	2.9%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 56.

9

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI Brazil Hedged Equity ETF (DBBR)

The Deutsche X-trackers MSCI Brazil Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Brazil US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to Brazilian equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Brazilian real. It is not possible to invest directly into an index.

Performance as of 5/31/17

Average Annual Total Return
	Net Asset Value	Market Value	MSCI Brazil US Dollar Hedged Index	MSCI Brazil Index
One Year	16.28%	15.06%	17.12%	42.21%
Five Year	-3.60%	-3.40%	-2.78%	-4.18%
Since Inception[1]	-5.49%	-5.43%	-4.20%	-8.28%

Cumulative Total Returns
	Net Asset Value	Market Value	MSCI Brazil US Dollar Hedged Index	MSCI Brazil Index
One Year	16.28%	15.06%	17.12%	42.21%
Five Year	-16.75%	-15.89%	-13.15%	-19.22%
Since Inception[1]	-28.64%	-28.38%	-22.66%	-40.39%

1 Total returns are calculated based on the commencement of operations, 6/9/11 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 30, 2016, was 0.60%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

10

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI Brazil Hedged Equity ETF (DBBR) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 6/9/11.

Sector Diversification* as of 5/31/17

Financials	34.5%
Consumer Staples	14.8%
Materials	13.6%
Energy	10.7%
Utilities	5.8%
Industrials	5.8%
Consumer Discretionary	5.4%
Telecommunication Services	3.1%
Information Technology	2.9%
Health Care	2.0%
Real Estate	1.4%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/17 (57.1% of Net Assets)

Description	% of Net Assets
Itau Unibanco Holding SA	10.9%
Banco Bradesco SA	9.4%
Vale SA	8.1%
Ambev SA	7.5%
Petroleo Brasileiro SA	6.8%
Mercadorias e Futuros	3.7%
Itausa — Investimentos Itau SA	3.4%
Cielo SA	2.7%
Ultrapar Participacoes SA	2.6%
Telefonica Brasil SA	2.0%

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 65.

11

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

The Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EM US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in the global emerging markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected emerging market currencies. The Index includes securities from the following 24 countries: Brazil, Chile, China, Columbia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

Performance as of 5/31/17

Average Annual Total Return
	Net Asset Value	Market Value	MSCI EM US Dollar Hedged Index	MSCI EM Index
One Year	17.19%	17.04%	19.20%	27.41%
Five Year	2.65%	2.71%	4.95%	4.54%
Since Inception[1]	-0.05%	-0.05%	2.31%	0.22%

Cumulative Total Returns
	Net Asset Value	Market Value	MSCI EM US Dollar Hedged Index	MSCI EM Index
One Year	17.19%	17.04%	19.20%	27.41%
Five Year	13.96%	14.31%	27.34%	24.84%
Since Inception[1]	-0.30%	-0.28%	14.61%	1.30%

1 Total returns are calculated based on the commencement of operations, 6/9/11 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 30, 2016, was 0.65%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

12

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (DBEM) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 6/9/11.

Sector Diversification* as of 5/31/17

Information Technology	25.6%
Financials	23.7%
Consumer Discretionary	10.9%
Materials	7.1%
Consumer Staples	7.0%
Energy	6.8%
Industrials	5.9%
Telecommunication Services	5.4%
Utilities	2.7%
Real Estate	2.6%
Health Care	2.3%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/17 (22.6% of Net Assets)

Description	% of Net Assets
Samsung Electronics Co. Ltd. (South Korea)	4.1%
Tencent Holdings Ltd. (China)	4.1%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3.5%
Alibaba Group Holding Ltd. (China)	2.9%
Naspers Ltd. (South Africa)	1.9%
China Construction Bank Corp. (China)	1.5%
China Mobile Ltd. (Hong Kong)	1.4%
Hon Hai Precision Industry Co. Ltd. (Taiwan)	1.1%
Baidu, Inc. (China)	1.1%
Industrial & Commercial Bank of China Ltd. (China)	1.0%

Country Diversification* as of 5/31/17

China	23.4%
South Korea	15.6%
Taiwan	12.2%
India	9.0%
Brazil	6.8%
South Africa	6.7%
Hong Kong	4.0%
Mexico	3.5%
Russia	3.4%
Indonesia	2.4%
Malaysia	2.4%
Thailand	2.1%
Other	8.5%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 68.

13

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI Europe Hedged Equity ETF (DBEU)

The Deutsche X-trackers MSCI Europe Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Europe US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in developed stock markets in Europe, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies. It is not possible to invest directly into an index.

Performance as of 5/31/17

Average Annual Total Return
	Net Asset Value	Market Value	MSCI Europe US Dollar Hedged Index	MSCI Europe Index
One Year	21.77%	21.87%	22.18%	17.00%
Since Inception[1]	9.29%	9.27%	9.63%	3.69%

Cumulative Total Returns
	Net Asset Value	Market Value	MSCI Europe US Dollar Hedged Index	MSCI Europe Index
One Year	21.77%	21.87%	22.18%	17.00%
Since Inception[1]	38.48%	38.44%	40.11%	14.23%

1 Total returns are calculated based on the commencement of operations, 10/1/13 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 30, 2016, was 0.45%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

14

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI Europe Hedged Equity ETF (DBEU) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 10/1/13.

Sector Diversification* as of 5/31/17

Financials	20.3%
Consumer Staples	14.3%
Health Care	13.4%
Industrials	13.3%
Consumer Discretionary	10.7%
Materials	7.4%
Energy	6.8%
Information Technology	4.6%
Telecommunication Services	4.1%
Utilities	3.7%
Real Estate	1.4%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/17 (16.9% of Net Assets)

Description	% of Net Assets
Nestle SA (Switzerland)	2.9%
Roche Holding AG (Switzerland)	2.1%
Novartis AG (Switzerland)	2.0%
HSBC Holdings PLC (United Kingdom)	1.9%
British American Tobacco PLC (United Kingdom)	1.5%
TOTAL SA (France)	1.4%
Royal Dutch Shell PLC (Netherlands)	1.3%
BP PLC (United Kingdom)	1.3%
Sanofi (France)	1.3%
Bayer AG (Germany)	1.2%

Country Diversification* as of 5/31/17

United Kingdom	24.6%
France	16.0%
Germany	14.7%
Switzerland	14.4%
Netherlands	6.7%
Spain	5.4%
Sweden	4.5%
Italy	3.1%
Denmark	2.8%
Other	7.8%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 83.

15

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF (DBEZ)

The Deutsche X-trackers MSCI Eurozone Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EMU IMI US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equities in countries in the EMU, or the “Eurozone,” that have adopted the euro as their common currency and sole legal tender, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the euro. It is not possible to invest directly into an index.

Performance as of 5/31/17

Average Annual Total Return
	Net Asset Value	Market Value	MSCI EMU IMI US Dollar Hedged Index	MSCI EMU Index
One Year	22.56%	22.80%	22.61%	21.73%
Since Inception[1]	11.70%	11.75%	11.81%	6.69%

Cumulative Total Returns
	Net Asset Value	Market Value	MSCI EMU IMI US Dollar Hedged Index	MSCI EMU Index
One Year	22.56%	22.80%	22.61%	21.73%
Since Inception[1]	31.50%	31.66%	31.86%	17.40%

1 Total returns are calculated based on the commencement of operations, 12/10/14 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 30, 2016, was 0.45%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

16

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF (DBEZ) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 12/10/14.

Sector Diversification* as of 5/31/17

Financials	18.8%
Industrials	16.0%
Consumer Discretionary	13.5%
Consumer Staples	10.1%
Materials	8.3%
Health Care	8.3%
Information Technology	8.2%
Utilities	4.9%
Energy	4.9%
Telecommunication Services	4.3%
Real Estate	2.7%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/17 (19.6% of Net Assets)

Description	% of Net Assets
TOTAL SA (France)	2.4%
Sanofi (France)	2.2%
Bayer AG (Germany)	2.1%
Siemens AG (Germany)	2.1%
SAP SE (Germany)	2.1%
Banco Santander SA (Spain)	1.8%
Unilever NV (United Kingdom)	1.8%
Anheuser-Busch InBev SA/NV (Belgium)	1.7%
Allianz SE (Germany)	1.7%
BASF SE (Germany)	1.7%

Country Diversification* as of 5/31/17

France	29.8%
Germany	28.7%
Spain	10.6%
Netherlands	8.7%
Italy	7.1%
Belgium	4.1%
Finland	3.5%
United Kingdom	3.0%
Other	4.5%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 91.

17

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI Germany Hedged Equity ETF (DBGR)

The Deutsche X-trackers MSCI Germany Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Germany US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to Germany’s equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and euro. It is not possible to invest directly into an index.

Performance as of 5/31/17

Average Annual Total Return
	Net Asset Value	Market Value	MSCI Germany US Dollar Hedged Index	MSCI Germany Index
One Year	22.93%	22.96%	23.50%	22.66%
Five Year	10.85%	10.94%	11.15%	7.79%
Since Inception[1]	6.66%	6.64%	7.02%	3.27%

Cumulative Total Returns
	Net Asset Value	Market Value	MSCI Germany US Dollar Hedged Index	MSCI Germany Index
One Year	22.93%	22.96%	23.50%	22.66%
Five Year	67.36%	68.08%	69.67%	45.52%
Since Inception[1]	47.04%	46.93%	50.05%	21.22%

1 Total returns are calculated based on the commencement of operations, 6/9/11 (“Inception”).

Prior to 5/31/13, this fund was known as dbx-trackers MSCI Canada Hedged Equity Fund (DBCN) and had a different investment strategy. Returns reflect performance for DBCN and its underlying hedged and unhedged indices through 5/31/13.

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 30, 2016, was 0.45%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

18

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI Germany Hedged Equity ETF (DBGR) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 6/9/11.

Sector Diversification* as of 5/31/17

Consumer Discretionary	17.9%
Financials	14.8%
Health Care	14.4%
Industrials	14.0%
Materials	13.9%
Information Technology	10.4%
Telecommunication Services	5.2%
Consumer Staples	4.2%
Utilities	2.7%
Real Estate	2.5%

Total	100.0%

Prior to 5/31/13, this fund was known as dbx-trackers MSCI Canada Hedged Equity Fund (DBCN) and had a different investment strategy. Returns reflect performance for DBCN and its underlying hedged and unhedged indices through 5/31/13.

Ten Largest Equity Holdings as of 5/31/17 (53.9% of Net Assets)

Description	% of Net Assets
Bayer AG	8.0%
Siemens AG	7.9%
SAP SE	7.7%
Allianz SE	6.4%
BASF SE	6.3%
Daimler AG	5.1%
Deutsche Telekom AG	4.7%
Deutsche Post AG	2.6%
Deutsche Bank AG	2.6%
adidas AG	2.6%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 100.

19

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI Japan Hedged Equity ETF (DBJP)

The Deutsche X-trackers MSCI Japan Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Japan US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to Japanese equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen. It is not possible to invest directly into an index.

Performance as of 5/31/17

Average Annual Total Return
	Net Asset Value	Market Value	MSCI Japan US Dollar Hedged Index	MSCI Japan Index
One Year	14.08%	15.18%	14.83%	15.02%
Five Year	16.86%	16.79%	17.66%	10.43%
Since Inception[1]	11.47%	11.45%	12.25%	6.91%

Cumulative Total Returns
	Net Asset Value	Market Value	MSCI Japan US Dollar Hedged Index	MSCI Japan Index
One Year	14.08%	15.18%	14.83%	15.02%
Five Year	117.91%	117.28%	125.54%	64.21%
Since Inception[1]	91.41%	91.28%	99.63%	49.18%

1 Total returns are calculated based on the commencement of operations, 6/9/11 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 30, 2016, was 0.45%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

20

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI Japan Hedged Equity ETF (DBJP) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 6/9/11.

Sector Diversification* as of 5/31/17

Industrials	20.2%
Consumer Discretionary	20.1%
Financials	12.8%
Information Technology	11.9%
Consumer Staples	8.4%
Health Care	7.4%
Materials	6.2%
Telecommunication Services	5.9%
Real Estate	4.3%
Utilities	2.0%
Energy	0.8%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/17 (18.6% of Net Assets)

Description	% of Net Assets
Toyota Motor Corp.	4.3%
Mitsubishi UFJ Financial Group, Inc.	2.3%
SoftBank Group Corp.	2.1%
KDDI Corp.	1.6%
Sumitomo Mitsui Financial Group, Inc.	1.5%
Honda Motor Co. Ltd.	1.5%
Sony Corp.	1.4%
Keyence Corp.	1.3%
Mizuho Financial Group, Inc.	1.3%
Japan Tobacco, Inc.	1.3%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 103.

21

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI Mexico Hedged Equity ETF (DBMX)

The Deutsche X-trackers MSCI Mexico Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Mexico IMI 25/50 US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to the Mexican equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Mexican peso. It is not possible to invest directly into an index.

Performance as of 5/31/17

Average Annual Total Return
	Net Asset Value	Market Value	MSCI Mexico IMI 25/50 US Dollar Hedged Index	MSCI Mexico IMI 25/50 Index
One Year	2.19%	1.88%	2.45%	5.00%
Since Inception[1]	1.87%	1.85%	2.21%	-4.95%

Cumulative Total Returns
	Net Asset Value	Market Value	MSCI Mexico IMI 25/50 US Dollar Hedged Index	MSCI Mexico IMI 25/50 Index
One Year	2.19%	1.88%	2.45%	5.00%
Since Inception[1]	6.42%	6.33%	7.60%	-15.66%

1 Total returns are calculated based on the commencement of operations, 1/23/14 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 30, 2016, was 0.51%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

22

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI Mexico Hedged Equity ETF (DBMX) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 1/23/14.

Sector Diversification* as of 5/31/17

Consumer Staples	27.2%
Financials	15.4%
Telecommunication Services	14.9%
Materials	14.9%
Industrials	12.5%
Consumer Discretionary	7.6%
Real Estate	5.8%
Utilities	1.0%
Health Care	0.7%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/17 (59.4% of Net Assets)

Description	% of Net Assets
America Movil SAB de CV	14.1%
Fomento Economico Mexicano SAB de CV	9.5%
Grupo Financiero Banorte SAB de CV	7.4%
Cemex SAB de CV	6.2%
Wal-Mart de Mexico SAB de CV	6.0%
Grupo Televisa SAB	4.4%
Grupo Mexico SAB de CV	4.3%
Fibra Uno Administracion SA de CV	2.7%
Grupo Aeroportuario del Sureste SAB de CV	2.4%
Alfa SAB de CV	2.4%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 108.

23

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI South Korea Hedged Equity ETF (DBKO)

The Deutsche X-trackers MSCI South Korea Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Korea 25/50 US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to South Korean equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the South Korean won. It is not possible to invest directly into an index.

Performance as of 5/31/17

Average Annual Total Return
	Net Asset Value	Market Value	MSCI Korea 25/50 US Dollar Hedged Index	MSCI Korea 25/50 Index
One Year	27.01%	27.48%	29.11%	37.06%
Since Inception[1]	4.71%	4.54%	6.21%	5.28%

Cumulative Total Returns
	Net Asset Value	Market Value	MSCI Korea 25/50 US Dollar Hedged Index	MSCI Korea 25/50 Index
One Year	27.01%	27.48%	29.11%	37.06%
Since Inception[1]	16.70%	16.06%	22.42%	18.84%

1 Total returns are calculated based on the commencement of operations, 1/23/14 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 30, 2016, was 0.58%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

24

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI South Korea Hedged Equity ETF (DBKO) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 1/23/14.

Sector Diversification* as of 5/31/17

Information Technology	35.3%
Financials	14.4%
Consumer Discretionary	13.8%
Industrials	11.4%
Consumer Staples	8.6%
Materials	8.2%
Health Care	2.7%
Energy	2.6%
Utilities	1.7%
Telecommunication Services	1.3%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/17 (45.3% of Net Assets)

Description	% of Net Assets
Samsung Electronics Co. Ltd.	21.5%
SK Hynix, Inc.	4.1%
Hyundai Motor Co.	3.1%
NAVER Corp.	3.0%
KB Financial Group, Inc.	2.7%
Shinhan Financial Group Co. Ltd.	2.6%
POSCO	2.6%
Hyundai Mobis Co. Ltd.	2.3%
LG Chem Ltd.	1.8%
KT&G Corp.	1.6%

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 111.

25

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF (DBUK)

The Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI United Kingdom US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to the United Kingdom equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and British pound sterling. It is not possible to invest directly into an index.

Performance as of 5/31/17

Average Annual Total Return
	Net Asset Value	Market Value	MSCI United Kingdom US Dollar Hedged Index	MSCI United Kingdom Index
One Year	24.79%	24.70%	25.71%	11.44%
Since Inception[1]	7.15%	7.08%	7.85%	1.41%

Cumulative Total Returns
	Net Asset Value	Market Value	MSCI United Kingdom US Dollar Hedged Index	MSCI United Kingdom Index
One Year	24.79%	24.70%	25.71%	11.44%
Since Inception[1]	28.82%	28.54%	31.94%	5.27%

1 Total returns are calculated based on the commencement of operations, 10/1/13 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 30, 2016 was 0.45%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

26

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF (DBUK) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 10/1/13.

Sector Diversification* as of 5/31/17

Financials	21.5%
Consumer Staples	18.2%
Energy	14.0%
Health Care	11.1%
Consumer Discretionary	8.7%
Industrials	8.0%
Materials	7.5%
Telecommunication Services	4.7%
Utilities	4.0%
Real Estate	1.4%
Information Technology	0.9%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/17 (43.3% of Net Assets)

Description	% of Net Assets
HSBC Holdings PLC	7.0%
British American Tobacco PLC	5.4%
Royal Dutch Shell PLC	4.9%
BP PLC	4.8%
GlaxoSmithKline PLC	4.4%
Royal Dutch Shell PLC	4.2%
AstraZeneca PLC	3.5%
Vodafone Group PLC	3.2%
Diageo PLC	3.0%
Unilever PLC	2.9%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 114.

27

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the table are based on an investment of $1,000 invested at the beginning of the six month period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF
Actual	$1,000.00	$1,127.90	0.40%	$2.12
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	0.40%	$2.02
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged ETF
Actual	$1,000.00	$1,132.20	0.60%	$3.19
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
Deutsche X-trackers MSCI Brazil Hedged Equity ETF
Actual	$1,000.00	$965.50	0.60%	$2.94
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF
Actual	$1,000.00	$1,114.50	0.65%	$3.43
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
Deutsche X-trackers MSCI Europe Hedged Equity ETF
Actual	$1,000.00	$1,176.90	0.45%	$2.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	0.45%	$2.27

28

DBX ETF Trust

Fees and Expenses (Unaudited) (Continued)

	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF
Actual	$1,000.00	$1,208.20	0.45%	$2.48
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	0.45%	$2.27
Deutsche X-trackers MSCI Germany Hedged Equity ETF
Actual	$1,000.00	$1,186.00	0.45%	$2.45
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	0.45%	$2.27
Deutsche X-trackers MSCI Japan Hedged Equity ETF
Actual	$1,000.00	$1,070.30	0.45%	$2.32
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	0.45%	$2.27
Deutsche X-trackers MSCI Mexico Hedged Equity ETF
Actual	$1,000.00	$1,040.50	0.50%	$2.54
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	0.50%	$2.52
Deutsche X-trackers MSCI South Korea Hedged Equity ETF
Actual	$1,000.00	$1,217.80	0.58%	$3.21
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF
Actual	$1,000.00	$1,130.50	0.45%	$2.39
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	0.45%	$2.27

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

29

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF

May 31, 2017

	Number of Shares	Value
COMMON STOCKS — 96.1%
Australia — 4.8%
AGL Energy Ltd.	3,587	$70,231
Alumina Ltd. (a)	13,971	19,932
Amcor Ltd.	6,177	70,408
AMP Ltd.	14,173	53,183
APA Group (b)	6,332	45,074
Aristocrat Leisure Ltd.	3,124	50,604
ASX Ltd.	1,037	39,390
Aurizon Holdings Ltd.	11,869	48,506
AusNet Services	11,282	14,209
Australia & New Zealand Banking Group Ltd.	15,586	324,390
Bank of Queensland Ltd.	2,200	18,243
Bendigo & Adelaide Bank Ltd.	2,042	17,100
BHP Billiton Ltd.	17,131	304,229
BHP Billiton PLC	11,242	169,905
BlueScope Steel Ltd.	2,959	25,285
Boral Ltd.	6,586	33,522
Brambles Ltd.	8,478	65,327
Caltex Australia Ltd.	1,512	37,143
Challenger Ltd.	3,428	32,579
CIMIC Group Ltd.	527	15,859
Coca-Cola Amatil Ltd.	3,061	21,244
Cochlear Ltd.	310	33,767
Commonwealth Bank of Australia	9,087	537,806
Computershare Ltd.	2,485	26,608
Crown Resorts Ltd.	2,079	20,005
CSL Ltd.	2,471	237,387
Dexus REIT	5,170	39,914
Domino’s Pizza Enterprises Ltd. (a)	380	16,227
Flight Centre Travel Group Ltd. (a)	334	8,875
Fortescue Metals Group Ltd.	8,416	30,330
Goodman Group REIT	9,554	60,343
GPT Group REIT	9,590	37,340
Harvey Norman Holdings Ltd. (a)	2,975	8,334
Healthscope Ltd.	6,890	10,342
Incitec Pivot Ltd.	9,186	23,344
Insurance Australia Group Ltd.	11,677	55,183
LendLease Group (b)	2,960	35,917
Macquarie Group Ltd.	1,617	107,716
Medibank Pvt Ltd.	14,707	30,052
Mirvac Group REIT	19,761	33,478
National Australia Bank Ltd.	14,051	314,472
Newcrest Mining Ltd.	4,180	65,660
Oil Search Ltd.	5,985	31,619
Orica Ltd.	2,326	34,014
Origin Energy Ltd.*	8,417	48,158
Qantas Airways Ltd.	2,063	7,680
QBE Insurance Group Ltd.	7,347	70,424
Ramsay Health Care Ltd.	761	38,977
REA Group Ltd.	238	11,348
Santos Ltd.*	7,421	18,528
Scentre Group REIT	30,485	96,497
SEEK Ltd.	2,203	27,648
Sonic Healthcare Ltd.	2,165	37,258
South32 Ltd.	28,666	56,233
Stockland REIT	15,582	54,649

	Number of Shares	Value
Australia (Continued)
Suncorp Group Ltd.	6,535	$67,205
Sydney Airport (b)	5,675	31,373
Tabcorp Holdings Ltd.	4,443	15,120
Tatts Group Ltd.	7,800	24,342
Telstra Corp. Ltd.	21,988	71,888
TPG Telecom Ltd. (a)	2,880	12,605
Transurban Group (b)	11,115	101,751
Treasury Wine Estates Ltd.	3,930	38,021
Vicinity Centres REIT	18,357	37,647
Wesfarmers Ltd.	6,152	195,193
Westfield Corp. REIT	10,252	64,599
Westpac Banking Corp.	17,723	401,658
Woodside Petroleum Ltd.	3,748	89,537
Woolworths Ltd.	6,671	129,127

		5,022,562

Austria — 0.2%
ANDRITZ AG	280	16,800
Erste Group Bank AG*	1,674	60,740
OMV AG	774	40,348
Raiffeisen Bank International AG*	777	20,468
voestalpine AG	476	21,552

		159,908

Belgium — 0.8%
Ageas (a)	1,031	41,631
Anheuser-Busch InBev SA/NV	4,034	470,608
Colruyt SA	310	17,153
Groupe Bruxelles Lambert SA	427	41,487
KBC Group NV	1,351	101,652
Proximus SADP	554	19,912
Solvay SA	385	50,342
Telenet Group Holding NV*	319	21,143
UCB SA	685	48,340
Umicore SA	550	36,428

		848,696

Brazil — 1.0%
Ambev SA	24,337	140,715
Banco Bradesco SA	4,700	39,288
Banco do Brasil SA	4,624	40,496
Banco Santander Brasil SA	2,703	21,250
BB Seguridade Participacoes SA	3,968	35,683
BM&FBovespa SA — Bolsa de Valores Mercadorias e Futuros	10,852	61,773
BR Malls Participacoes SA	4,211	15,590
BRF SA	3,605	48,260
CCR SA	6,414	32,863
Centrais Eletricas Brasileiras SA*	405	1,721
Cia de Saneamento Basico do Estado de Sao Paulo	2,007	17,986
Cia Siderurgica Nacional SA*	3,365	7,134
Cielo SA	5,988	42,209
Cosan SA Industria e Comercio	698	7,772
CPFL Energia SA	1,067	8,669
Duratex SA	2,035	5,050
EDP — Energias do Brasil SA	1,568	6,464
Embraer SA	2,612	12,923

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Brazil (Continued)
Equatorial Energia SA	1,110	$18,317
Fibria Celulose SA	1,233	14,136
Hypermarcas SA	2,007	18,296
JBS SA	3,890	9,701
Klabin SA	3,084	15,916
Kroton Educacional SA	7,227	32,384
Localiza Rent a Car SA	885	11,891
Lojas Americanas SA	1,679	6,434
Lojas Renner SA	3,841	31,301
M Dias Branco SA	598	9,998
Natura Cosmeticos SA	1,192	11,998
Odontoprev SA	1,437	5,360
Petroleo Brasileiro SA*	16,526	69,557
Porto Seguro SA	382	3,801
Qualicorp SA	2,173	18,816
Raia Drogasil SA	1,365	30,371
Rumo SA*	3,816	10,000
Sul America SA	649	3,580
TIM Participacoes SA	3,825	11,726
Transmissora Alianca de Energia Eletrica SA	954	6,692
Ultrapar Participacoes SA	1,860	43,023
Vale SA	6,985	58,648
WEG SA	2,843	16,693

		1,004,485

Canada — 6.4%
Agnico Eagle Mines Ltd.	1,256	60,706
Agrium, Inc.	699	64,588
Alimentation Couche-Tard, Inc., Class B	2,240	103,605
AltaGas Ltd.	610	13,597
ARC Resources Ltd.	2,007	25,064
Atco Ltd., Class I	392	14,785
Bank of Montreal	3,479	233,513
Bank of Nova Scotia	6,277	354,172
Barrick Gold Corp.	6,392	105,709
BCE, Inc.	708	32,081
BlackBerry Ltd.*	2,895	30,603
Bombardier, Inc., Class B*	10,744	19,407
Brookfield Asset Management, Inc., Class A	4,752	179,899
CAE, Inc.	1,448	23,389
Cameco Corp.	1,761	16,230
Canadian Imperial Bank of Commerce	2,083	162,865
Canadian National Railway Co.	3,966	307,480
Canadian Natural Resources Ltd.	5,946	171,401
Canadian Pacific Railway Ltd.	778	123,089
Canadian Tire Corp. Ltd., Class A	375	42,684
Canadian Utilities Ltd., Class A	687	20,790
CCL Industries, Inc., Class B	167	39,459
Cenovus Energy, Inc.	4,581	40,864
CGI Group, Inc., Class A*	1,135	56,269
CI Financial Corp.	1,392	27,668
Constellation Software, Inc.	105	54,301
Crescent Point Energy Corp.	2,886	25,039
Dollarama, Inc.	735	68,083
Element Fleet Management Corp.	2,547	16,140

	Number of Shares	Value
Canada (Continued)
Emera, Inc.	271	$9,666
Empire Co. Ltd., Class A	665	10,087
Enbridge, Inc.	8,843	340,405
Encana Corp.	5,376	52,254
Fairfax Financial Holdings Ltd.	135	59,232
Finning International, Inc.	1,053	20,033
First Capital Realty, Inc.	717	10,685
First Quantum Minerals Ltd.	3,781	31,880
Fortis, Inc.	2,119	69,757
Franco-Nevada Corp.	853	63,695
George Weston Ltd.	230	20,791
Gildan Activewear, Inc.	1,103	31,934
Goldcorp, Inc.	4,514	61,385
Great-West Lifeco, Inc.	1,554	38,630
H&R Real Estate Investment Trust REIT	730	12,386
Husky Energy, Inc.*	1,782	20,513
Hydro One Ltd., 144A	1,435	25,219
IGM Financial, Inc.	522	15,217
Imperial Oil Ltd.	1,669	47,221
Industrial Alliance Insurance & Financial Services, Inc.	554	20,510
Intact Financial Corp.	609	41,828
Inter Pipeline Ltd.	1,826	36,159
Jean Coutu Group PJC, Inc., Class A	414	6,801
Keyera Corp.	705	20,980
Kinross Gold Corp.*	7,175	31,019
Linamar Corp.	92	4,173
Loblaw Cos. Ltd.	1,181	66,750
Magna International, Inc.	2,165	96,915
Manulife Financial Corp.	10,427	180,081
Methanex Corp.	492	20,294
Metro, Inc.	1,197	40,088
National Bank of Canada	1,840	72,573
Onex Corp.	404	29,366
Open Text Corp.	1,042	34,010
Pembina Pipeline Corp.	2,237	71,489
Peyto Exploration & Development Corp. (a)	860	15,591
Potash Corp. of Saskatchewan, Inc.	4,544	75,047
Power Corp. of Canada	2,007	42,819
Power Financial Corp.	1,278	30,501
PrairieSky Royalty Ltd.	1,183	25,519
Restaurant Brands International, Inc.	1,295	79,233
RioCan Real Estate Investment Trust REIT	856	16,032
Rogers Communications, Inc., Class B	2,007	93,601
Royal Bank of Canada	7,867	543,763
Saputo, Inc.	1,113	37,159
Seven Generations Energy Ltd., Class A*	1,313	23,551
Shaw Communications, Inc., Class B	2,358	50,377
Shopify, Inc., Class A*	411	37,946
SNC-Lavalin Group, Inc.	869	33,342
Sun Life Financial, Inc.	3,177	104,305
Suncor Energy, Inc.	9,139	286,040
Teck Resources Ltd., Class B	3,162	56,295
TELUS Corp.	1,016	34,552
Thomson Reuters Corp.	1,921	83,788
Toronto-Dominion Bank	9,964	475,021

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Canada (Continued)
Tourmaline Oil Corp.*	1,048	$20,955
TransCanada Corp.	4,724	219,300
Turquoise Hill Resources Ltd.*	6,088	15,864
Veresen, Inc.	1,615	21,950
Vermilion Energy, Inc.	679	21,247
West Fraser Timber Co. Ltd.	308	13,409
Wheaton Precious Metals Corp.	2,506	51,202
Yamana Gold, Inc.	5,126	13,281

		6,669,196

Chile — 0.3%
Aguas Andinas SA, Class A	7,847	4,351
Antofagasta PLC	2,165	22,344
Banco de Chile	181,280	23,097
Banco de Credito e Inversiones	328	18,324
Banco Santander Chile	472,464	29,135
Cencosud SA	9,111	24,554
Cia Cervecerias Unidas SA	1,523	19,989
Colbun SA	34,885	7,846
Empresas CMPC SA	5,061	11,999
Empresas COPEC SA	3,466	39,482
Enel Americas SA	198,016	37,417
Enel Chile SA	88,233	9,731
Enel Generacion Chile SA	13,257	10,199
Itau CorpBanca	1,444,804	13,389
Latam Airlines Group SA	1,588	17,599
SACI Falabella	3,227	26,647

		316,103

China — 5.5%
3SBio, Inc., 144A*	4,069	5,650
58.com, Inc., ADR*	551	23,693
AAC Technologies Holdings, Inc.	4,708	50,396
Agricultural Bank of China Ltd., Class H	127,394	61,796
Air China Ltd., Class H	14,849	14,120
Alibaba Group Holding Ltd., ADR*	5,884	720,555
Aluminum Corp. of China Ltd., Class H*	20,380	9,494
Anhui Conch Cement Co. Ltd., Class H	6,313	20,942
ANTA Sports Products Ltd.	5,549	16,414
Autohome, Inc., ADR*	270	11,443
AviChina Industry & Technology Co. Ltd., Class H	14,200	8,729
Baidu, Inc., ADR*	1,422	264,634
Bank of China Ltd., Class H	421,612	211,007
Bank of Communications Co. Ltd., Class H	43,628	33,816
Beijing Capital International Airport Co. Ltd., Class H	11,158	16,295
Belle International Holdings Ltd.	33,546	26,174
BYD Co. Ltd., Class H	3,353	20,030
CGN Power Co. Ltd., Class H, 144A	45,242	13,411
China Cinda Asset Management Co. Ltd., Class H	42,838	16,217
China CITIC Bank Corp. Ltd., Class H	50,356	31,083
China Communications Construction Co. Ltd., Class H	26,283	35,482
China Communications Services Corp. Ltd., Class H	16,854	10,014

	Number of Shares	Value
China (Continued)
China Conch Venture Holdings Ltd.	6,265	$12,108
China Construction Bank Corp., Class H	438,135	362,088
China Everbright Bank Co. Ltd., Class H	15,976	7,565
China Evergrande Group (a)	17,095	30,669
China Galaxy Securities Co. Ltd., Class H	12,162	11,190
China Huarong Asset Management Co. Ltd., Class H, 144A	32,000	13,018
China Huishan Dairy Holdings Co. Ltd.	38,883	5
China Life Insurance Co. Ltd., Class H	39,644	130,238
China Longyuan Power Group Corp. Ltd., Class H	17,728	13,354
China Medical System Holdings Ltd.	2,088	3,703
China Mengniu Dairy Co. Ltd.	13,006	26,304
China Merchants Bank Co. Ltd., Class H	20,335	61,063
China Minsheng Banking Corp. Ltd., Class H	30,046	30,807
China National Building Material Co. Ltd., Class H	14,000	7,779
China Oilfield Services Ltd., Class H	10,000	8,662
China Pacific Insurance Group Co. Ltd., Class H	13,678	54,764
China Petroleum & Chemical Corp., Class H	135,403	111,032
China Railway Construction Corp. Ltd., Class H	11,602	15,931
China Railway Group Ltd., Class H	14,606	12,108
China Shenhua Energy Co. Ltd., Class H	19,188	46,735
China Southern Airlines Co. Ltd., Class H	9,004	6,887
China Telecom Corp. Ltd., Class H	76,759	38,121
China Vanke Co. Ltd., Class H	6,156	16,353
Chongqing Changan Automobile Co. Ltd., Class B	4,400	5,816
Chongqing Rural Commercial Bank Co. Ltd., Class H	17,908	12,249
CITIC Securities Co. Ltd., Class H	11,415	23,936
CNOOC Ltd.	85,668	97,843
Country Garden Holdings Co. Ltd.	27,767	32,818
CRRC Corp. Ltd., Class H	19,508	18,275
CSPC Pharmaceutical Group Ltd.	18,357	27,468
Ctrip.com International Ltd., ADR*	1,942	106,130
Dongfeng Motor Group Co. Ltd., Class H	15,013	16,915
ENN Energy Holdings Ltd.	4,107	21,609
Fosun International Ltd.	16,342	25,417
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	2,800	10,546
Geely Automobile Holdings Ltd.	24,529	40,606
GF Securities Co. Ltd., Class H	4,775	9,902
GOME Electrical Appliances Holding Ltd.	66,620	8,635
Great Wall Motor Co. Ltd., Class H	14,910	15,938
Guangzhou Automobile Group Co. Ltd., Class H	17,781	29,846
Guangzhou R&F Properties Co. Ltd., Class H	7,818	12,641
Haitian International Holdings Ltd.	3,181	7,389
Haitong Securities Co. Ltd., Class H	16,827	28,201
Hengan International Group Co. Ltd.	3,745	26,264

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
China (Continued)
Huaneng Power International, Inc., Class H	27,480	$21,934
Huaneng Renewables Corp. Ltd., Class H	20,202	6,689
Huatai Securities Co. Ltd., Class H, 144A	7,622	15,004
Industrial & Commercial Bank of China Ltd., Class H	391,348	261,650
JD.com, Inc., ADR*	3,412	136,582
Jiangsu Expressway Co. Ltd., Class H	10,040	14,585
Jiangxi Copper Co. Ltd., Class H	6,085	9,152
Kingsoft Corp. Ltd.	3,574	9,609
Lenovo Group Ltd.	40,350	26,408
Longfor Properties Co. Ltd.	13,203	26,872
Minth Group Ltd.*	4,000	16,272
Momo, Inc., ADR*	453	17,232
NetEase, Inc., ADR	415	118,184
New China Life Insurance Co. Ltd., Class H	3,891	20,996
New Oriental Education & Technology Group, Inc., ADR*	696	49,882
People’s Insurance Co. Group of China Ltd., Class H	35,432	15,278
PetroChina Co. Ltd., Class H	103,219	68,746
PICC Property & Casualty Co. Ltd., Class H	22,934	38,260
Ping An Insurance Group Co. of China Ltd., Class H	27,040	173,325
Semiconductor Manufacturing International Corp.*	13,745	14,481
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	9,838	7,726
Shanghai Electric Group Co. Ltd., Class H*	15,731	6,823
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,033	3,957
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	4,700	7,464
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,519	15,971
Shenzhou International Group Holdings Ltd.	3,989	27,310
Sihuan Pharmaceutical Holdings Group Ltd.	20,000	8,598
SINA Corp.*	304	29,783
Sino-Ocean Group Holding Ltd.	14,054	7,088
Sinopec Engineering Group Co. Ltd., Class H	11,466	10,535
Sinopec Shanghai Petrochemical Co. Ltd., Class H	17,535	10,306
Sinopharm Group Co. Ltd., Class H	6,533	29,846
SOHO China Ltd.*	10,942	5,476
Sunac China Holdings Ltd.	10,000	16,246
Sunny Optical Technology Group Co. Ltd.	3,783	29,468
TAL Education Group, ADR	281	32,728
Tencent Holdings Ltd.	29,662	1,018,608
Tingyi Cayman Islands Holding Corp.	12,241	14,955
TravelSky Technology Ltd., Class H	5,144	15,183

	Number of Shares	Value
China (Continued)
Tsingtao Brewery Co. Ltd., Class H	1,114	$5,075
Vipshop Holdings Ltd., ADR*	1,663	20,571
Want Want China Holdings Ltd.	32,162	22,576
Weibo Corp., ADR*	141	10,368
Weichai Power Co. Ltd., Class H	8,106	13,148
Yangzijiang Shipbuilding Holdings Ltd.	11,900	10,923
Yanzhou Coal Mining Co. Ltd., Class H	10,000	7,443
YY, Inc., ADR*	154	8,984
Zhejiang Expressway Co. Ltd., Class H	6,889	8,080
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,486	18,408
Zijin Mining Group Co. Ltd., Class H	27,193	8,933
ZTE Corp., Class H	799	1,626

		5,715,670

Colombia — 0.1%
Bancolombia SA	1,185	12,385
Ecopetrol SA	36,086	16,518
Grupo Argos SA	1,538	11,043
Grupo de Inversiones Suramericana SA	1,241	16,425
Interconexion Electrica SA ESP	2,003	9,684

		66,055

Czech Republic — 0.1%
CEZ AS	861	16,370
Komercni banka AS	568	22,631
Moneta Money Bank AS, 144A	2,509	8,541
O2 Czech Republic AS	590	7,100

		54,642

Denmark — 1.3%
A.P. Moller — Maersk A/S, Class A	16	29,045
A.P. Moller — Maersk A/S, Class B	48	91,412
Carlsberg A/S, Class B	569	61,958
Chr Hansen Holding A/S	565	39,567
Coloplast A/S, Class B	638	54,632
Danske Bank A/S	3,747	140,736
DONG Energy A/S, 144A	245	10,697
DSV A/S	1,215	73,967
Genmab A/S*	330	70,421
H Lundbeck A/S	357	19,048
ISS A/S	1,160	48,089
Novo Nordisk A/S, Class B	10,237	435,055
Novozymes A/S, Class B	1,284	58,136
Pandora A/S	693	65,674
TDC A/S	4,383	26,166
Tryg A/S	570	11,725
Vestas Wind Systems A/S	1,312	116,608
William Demant Holding A/S*	795	20,855

		1,373,791

Egypt — 0.0%
Commercial International Bank Egypt SAE	5,502	25,154
Egyptian Financial Group-Hermes Holding Co.	2,542	3,601
Global Telecom Holding SAE*	10,843	3,894

		32,649

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Finland — 0.8%
Elisa OYJ	813	$31,664
Fortum OYJ	2,352	37,465
Kone OYJ, Class B	1,828	90,579
Metso OYJ	771	26,226
Neste OYJ	893	35,502
Nokia OYJ	31,210	197,913
Nokian Renkaat OYJ	716	29,261
Orion OYJ, Class B	610	39,470
Sampo OYJ, Class A	2,544	129,259
Stora Enso OYJ, Class R	3,112	39,364
UPM-Kymmene OYJ	2,977	83,940
Wartsila OYJ Abp	768	45,596

		786,239

France — 7.2%
Accor SA	970	46,054
Aeroports de Paris (a)	237	36,221
Air Liquide SA	2,013	245,353
Airbus SE	3,011	247,154
Alstom SA*	970	33,975
Arkema SA	369	38,558
Atos SE	480	68,857
AXA SA	10,077	268,738
BNP Paribas SA (a)	5,832	411,560
Bollore SA (a)	3,523	16,226
Bouygues SA	957	40,992
Bureau Veritas SA	1,284	29,432
Capgemini SE	878	90,898
Carrefour SA*	3,134	81,836
Casino Guichard Perrachon SA	254	15,662
Christian Dior SE	251	71,675
Cie de Saint-Gobain	2,588	144,708
Cie Generale des Etablissements Michelin (a)	953	119,902
CNP Assurances	996	21,907
Credit Agricole SA	6,283	96,272
Danone SA	3,254	241,549
Dassault Aviation SA	13	19,388
Dassault Systemes SE (a)	693	63,945
Edenred (a)	1,106	29,172
Eiffage SA	221	20,097
Electricite de France SA (a)	1,958	21,098
Engie SA (a)	7,620	116,287
Essilor International SA	1,039	138,134
Eurazeo SA	264	18,885
Eutelsat Communications SA	958	24,644
Fonciere Des Regions REIT	158	14,725
Gecina SA REIT	237	36,434
Groupe Eurotunnel SE	2,643	31,130
Hermes International	138	68,202
ICADE REIT	240	19,350
Iliad SA	160	41,501
Imerys SA	233	20,212
Ingenico Group SA	309	30,040
Ipsen SA	200	25,219
JCDecaux SA (a)	479	15,855
Kering	395	130,633

	Number of Shares	Value
France (Continued)
Klepierre REIT	1,353	$56,510
Lagardere SCA	964	30,300
Legrand SA*	1,372	94,062
L’Oreal SA	1,381	295,455
LVMH Moet Hennessy Louis Vuitton SE	1,461	372,804
Natixis SA (a)	5,377	35,517
Orange SA (a)	10,659	187,271
Pernod Ricard SA	1,130	153,469
Peugeot SA	2,605	51,357
Publicis Groupe SA (a)	1,047	80,155
Remy Cointreau SA	156	17,083
Renault SA*(a)	1,050	98,007
Rexel SA	1,607	28,306
Safran SA	1,555	137,649
Sanofi (a)	6,040	598,239
Schneider Electric SE*	2,969	228,664
SCOR SE	793	31,219
SEB SA	40	7,019
Societe BIC SA	148	18,080
Societe Generale SA (a)	4,226	221,557
Sodexo SA	488	66,579
Suez (a)	1,882	34,334
Thales SA	606	66,932
TOTAL SA (a)	11,922	633,070
Unibail-Rodamco SE REIT	519	133,891
Valeo SA	1,338	93,144
Veolia Environnement SA	2,485	54,686
Vinci SA	2,641	230,608
Vivendi SA	5,596	121,357
Wendel SA (a)	237	36,155
Zodiac Aerospace	1,151	30,489

		7,496,448

Germany — 6.3%
adidas AG	1,004	192,016
Allianz SE	2,420	464,595
Axel Springer SE	317	19,928
BASF SE	4,781	450,285
Bayer AG	4,305	571,137
Bayerische Motoren Werke AG	1,779	166,451
Beiersdorf AG	561	60,247
Brenntag AG	799	46,224
Commerzbank AG*	5,618	59,248
Continental AG	576	128,117
Covestro AG, 144A	474	35,452
Daimler AG	5,012	363,771
Deutsche Bank AG (c)	11,199	195,941
Deutsche Boerse AG	946	98,278
Deutsche Lufthansa AG	1,365	26,520
Deutsche Post AG	5,133	187,488
Deutsche Telekom AG*	17,631	351,059
Deutsche Wohnen AG	2,056	80,640
E.ON SE	11,961	104,643
Evonik Industries AG	635	21,867
Fraport AG Frankfurt Airport Services Worldwide	239	19,376
Fresenius Medical Care AG & Co. KGaA	1,123	107,432

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Germany (Continued)
Fresenius SE & Co. KGaA	2,307	$197,504
GEA Group AG	1,037	42,607
Hannover Rueck SE	366	43,582
HeidelbergCement AG	704	65,545
Henkel AG & Co. KGaA	555	68,924
HOCHTIEF AG	140	25,753
HUGO BOSS AG (a)	370	27,860
Infineon Technologies AG	6,500	143,773
Innogy SE, 144A	253	10,382
K+S AG	1,069	27,350
LANXESS AG	487	36,342
Linde AG	978	186,714
MAN SE	79	8,352
Merck KGaA	673	81,234
METRO AG	958	32,070
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	877	173,146
OSRAM Licht AG	436	33,389
ProSiebenSat.1 Media SE	1,363	57,869
RWE AG*	2,974	60,403
SAP SE	5,116	548,502
Siemens AG	3,974	567,179
Symrise AG	718	51,596
Telefonica Deutschland Holding AG	3,361	16,718
thyssenkrupp AG	1,956	51,878
TUI AG	3,265	50,397
United Internet AG	718	39,498
Volkswagen AG	203	31,800
Vonovia SE	2,433	95,591
Zalando SE, 144A*	569	27,172

		6,553,845

Greece — 0.1%
Alpha Bank AE*	6,198	14,273
Eurobank Ergasias SA*	7,592	7,676
FF Group*	173	3,867
Hellenic Telecommunications Organization SA	880	10,034
JUMBO SA	496	8,976
National Bank of Greece SA*	27,826	9,722
OPAP SA	815	9,064
Piraeus Bank SA*	31,923	7,136
Titan Cement Co. SA	145	4,261

		75,009

Hong Kong — 3.3%
AIA Group Ltd.	65,574	464,927
Alibaba Health Information Technology Ltd.*	20,427	10,407
Alibaba Pictures Group Ltd.*(a)	54,459	9,435
ASM Pacific Technology Ltd.	1,267	18,178
Bank of East Asia Ltd.	5,887	24,855
Beijing Enterprises Holdings Ltd.	2,829	13,414
Beijing Enterprises Water Group Ltd.*	26,556	21,265
BOC Hong Kong Holdings Ltd.	19,452	87,742
Brilliance China Automotive Holdings Ltd.	16,663	31,091

	Number of Shares	Value
Hong Kong (Continued)
Cheung Kong Infrastructure Holdings Ltd.	3,704	$31,918
Cheung Kong Property Holdings Ltd.	14,274	107,157
China Everbright International Ltd.	12,728	16,252
China Gas Holdings Ltd.	9,832	14,989
China Jinmao Holdings Group Ltd.	20,693	6,771
China Merchants Port Holdings Co. Ltd.	6,407	18,993
China Mobile Ltd.	32,076	355,849
China Overseas Land & Investment Ltd.	20,633	61,958
China Power International Development Ltd.	15,485	5,902
China Resources Beer Holdings Co. Ltd.	8,904	22,464
China Resources Gas Group Ltd.	6,998	21,463
China Resources Land Ltd.	14,979	44,019
China Resources Power Holdings Co. Ltd.	9,184	18,951
China State Construction International Holdings Ltd.	8,982	15,584
China Taiping Insurance Holdings Co. Ltd.*	8,236	21,931
China Unicom Hong Kong Ltd.*	32,811	47,074
CITIC Ltd.	20,669	32,784
CK Hutchison Holdings Ltd.	14,804	193,016
CLP Holdings Ltd.	9,199	100,577
COSCO SHIPPING Ports Ltd.	8,837	10,320
Far East Horizon Ltd.	17,728	16,425
First Pacific Co. Ltd.	9,382	7,344
Fullshare Holdings Ltd.*	35,000	14,283
Galaxy Entertainment Group Ltd.	12,287	71,033
GCL-Poly Energy Holdings Ltd.*	83,946	8,941
Guangdong Investment Ltd.	14,329	20,668
Haier Electronics Group Co. Ltd.	5,780	14,701
Hanergy Thin Film Power Group Ltd.*	36,104	0
Hang Lung Group Ltd.	4,690	19,440
Hang Lung Properties Ltd.	14,446	37,354
Hang Seng Bank Ltd.	3,666	77,389
Henderson Land Development Co. Ltd.	5,769	37,275
HK Electric Investments & HK Electric Investments Ltd., 144A (b)	13,500	12,370
HKT Trust & HKT Ltd. (b)	20,042	26,234
Hong Kong & China Gas Co. Ltd.	44,181	94,456
Hong Kong Exchanges & Clearing Ltd.	6,262	158,066
Hongkong Land Holdings Ltd.	7,800	58,968
Hysan Development Co. Ltd.	5,453	25,752
Jardine Matheson Holdings Ltd.	1,000	63,890
Jardine Strategic Holdings Ltd.	946	39,704
Kerry Properties Ltd.	4,342	15,351
Kunlun Energy Co. Ltd.*	17,538	15,709
Li & Fung Ltd.	37,605	15,491
Link REIT	11,434	90,239
Melco Crown Entertainment Ltd., ADR	1,129	25,493
MTR Corp. Ltd.	8,676	49,434
New World Development Co. Ltd.	29,651	36,909
Nine Dragons Paper Holdings Ltd.	7,093	8,410
NWS Holdings Ltd.	10,785	20,871
PCCW Ltd.	18,862	10,989
Power Assets Holdings Ltd.	7,076	63,382
Shanghai Industrial Holdings Ltd.	3,000	9,374

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Hong Kong (Continued)
Shimao Property Holdings Ltd.	9,083	$15,502
Sino Biopharmaceutical Ltd.	23,129	20,628
Sino Land Co. Ltd.	16,266	28,305
SJM Holdings Ltd.	13,743	13,333
Sun Art Retail Group Ltd.	12,800	11,827
Sun Hung Kai Properties Ltd.	7,269	107,553
Swire Pacific Ltd., Class A	3,006	29,587
Swire Properties Ltd.	8,866	29,582
Techtronic Industries Co. Ltd.	7,717	36,493
WH Group Ltd., 144A	40,244	37,700
Wharf Holdings Ltd.	7,846	66,755
Wheelock & Co. Ltd.	4,029	30,143
Yue Yuen Industrial Holdings Ltd.	3,632	14,472

		3,437,111

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	198	16,102
OTP Bank PLC	1,268	39,533
Richter Gedeon Nyrt	737	18,839

		74,474

India — 0.1%
Dr. Reddy’s Laboratories Ltd., ADR	360	13,910
ICICI Bank Ltd., ADR	1,880	18,650
Infosys Ltd., ADR	902	13,620
Tata Motors Ltd., ADR	293	10,791
Wipro Ltd., ADR	1,664	17,938

		74,909

Indonesia — 0.5%
PT Adaro Energy Tbk	51,049	5,825
PT Astra International Tbk	98,989	65,027
PT Bank Central Asia Tbk	65,253	84,016
PT Bank Danamon Indonesia Tbk	21,688	8,507
PT Bank Mandiri Persero Tbk	33,862	32,032
PT Bank Negara Indonesia Persero Tbk	35,963	17,684
PT Bank Rakyat Indonesia Persero Tbk	58,721	63,813
PT Bumi Serpong Damai Tbk*	56,676	7,701
PT Charoen Pokphand Indonesia Tbk	39,990	9,517
PT Gudang Garam Tbk	799	4,436
PT Hanjaya Mandala Sampoerna Tbk	37,183	10,971
PT Indocement Tunggal Prakarsa Tbk	10,002	13,892
PT Indofood CBP Sukses Makmur Tbk	8,579	5,603
PT Indofood Sukses Makmur Tbk	17,744	11,656
PT Jasa Marga Persero Tbk	22,286	8,784
PT Kalbe Farma Tbk	1,174	136
PT Lippo Karawaci Tbk	174,277	8,897
PT Matahari Department Store Tbk	16,375	18,563
PT Media Nusantara Citra Tbk*	33,956	4,844
PT Pakuwon Jati Tbk	112,000	5,129
PT Perusahaan Gas Negara Persero Tbk	45,294	8,161
PT Semen Indonesia Persero Tbk	19,991	14,183
PT Summarecon Agung Tbk	42,040	4,166
PT Surya Citra Media Tbk	30,584	6,682
PT Telekomunikasi Indonesia Persero Tbk	271,797	88,763
PT Tower Bersama Infrastructure Tbk	21,998	9,537
PT Unilever Indonesia Tbk	6,414	22,235

	Number of Shares	Value
Indonesia (Continued)
PT United Tractors Tbk	9,728	$20,285
PT Waskita Karya Persero Tbk	24,600	4,395
PT XL Axiata Tbk*	33,956	7,546

		572,986

Ireland — 0.4%
AerCap Holdings NV*	939	41,335
Bank of Ireland*	128,414	34,765
CRH PLC	4,070	146,557
DCC PLC	445	42,285
James Hardie Industries PLC CDI	2,604	37,886
Kerry Group PLC, Class A	715	63,124
Paddy Power Betfair PLC	412	43,158
Ryanair Holdings PLC, ADR*	150	16,011

		425,121

Israel — 0.5%
Azrieli Group Ltd.	458	24,617
Bank Hapoalim BM	7,899	52,606
Bank Leumi Le-Israel BM*	13,655	66,798
Bezeq The Israeli Telecommunication Corp. Ltd.	6,827	11,845
Check Point Software Technologies Ltd.*	719	80,564
Israel Chemicals Ltd.	3,408	14,438
Mizrahi Tefahot Bank Ltd.	1,085	19,327
Mobileye NV*	935	57,877
Nice Ltd.	365	28,401
Teva Pharmaceutical Industries Ltd., ADR (a)	4,442	123,754

		480,227

Italy — 1.4%
Assicurazioni Generali SpA	5,949	93,894
Atlantia SpA	2,485	69,174
Enel SpA	41,607	222,386
Eni SpA	13,255	209,801
Ferrari NV	728	62,971
Intesa Sanpaolo SpA	67,661	193,667
Intesa Sanpaolo SpA-RSP	2,774	7,529
Leonardo SpA	2,160	38,047
Luxottica Group SpA	798	48,363
Mediobanca SpA	3,313	31,411
Poste Italiane SpA, 144A	1,857	13,059
Prysmian SpA	1,123	31,248
Recordati SpA	540	21,723
Saipem SpA*	4,462	18,095
Snam SpA	13,556	62,161
Telecom Italia SpA*	55,179	51,634
Telecom Italia SpA-RSP*	34,265	26,424
Terna Rete Elettrica Nazionale SpA	9,275	52,408
UniCredit SpA*	9,662	168,995
UnipolSai SpA (a)	5,893	13,346

		1,436,336

Japan — 15.8%
ABC-Mart, Inc.	100	5,842
Acom Co. Ltd.*	5,100	21,551
Aeon Co. Ltd.	5,100	77,041

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Japan (Continued)
AEON Financial Service Co. Ltd.	400	$8,217
Aeon Mall Co. Ltd.	500	9,359
Air Water, Inc.	1,000	17,986
Aisin Seiki Co. Ltd.	800	39,440
Ajinomoto Co., Inc.	4,500	96,339
Alfresa Holdings Corp.	600	11,572
Alps Electric Co. Ltd.	600	16,849
Amada Holdings Co. Ltd.	1,100	12,813
ANA Holdings, Inc.	3,000	9,830
Aozora Bank Ltd.	4,000	14,700
Asahi Glass Co. Ltd.	4,000	32,650
Asahi Group Holdings Ltd.	3,600	143,707
Asahi Kasei Corp.	5,000	48,059
Asics Corp.	600	10,055
Astellas Pharma, Inc.	13,100	165,421
Bandai Namco Holdings, Inc.	700	24,998
Bank of Kyoto Ltd.	1,000	8,442
Benesse Holdings, Inc.	200	7,341
Bridgestone Corp.	4,300	180,619
Brother Industries Ltd.	700	15,536
Calbee, Inc.	300	11,621
Canon, Inc.	5,900	201,372
Casio Computer Co. Ltd.	700	10,871
Central Japan Railway Co.	600	98,248
Chiba Bank Ltd.	3,000	19,693
Chubu Electric Power Co., Inc.	5,300	71,951
Chugai Pharmaceutical Co. Ltd.	1,000	38,014
Chugoku Bank Ltd.	300	4,215
Chugoku Electric Power Co., Inc.	1,200	13,663
Coca-Cola Bottlers Japan, Inc.	600	19,341
Concordia Financial Group Ltd.	6,900	31,768
Credit Saison Co. Ltd.	500	9,282
CYBERDYNE, Inc.*	400	5,519
Dai Nippon Printing Co. Ltd.	2,000	22,230
Daicel Corp.	1,000	11,837
Dai-ichi Life Holdings, Inc.	6,600	109,921
Daiichi Sankyo Co. Ltd.	4,900	107,446
Daikin Industries Ltd.	1,300	127,418
Daito Trust Construction Co. Ltd.	300	47,323
Daiwa House Industry Co. Ltd.	3,000	98,032
Daiwa House REIT Investment Corp. REIT	6	15,451
Daiwa Securities Group, Inc.	7,000	42,569
DeNA Co. Ltd.	300	6,634
Denso Corp.	3,600	153,459
Dentsu, Inc.	900	45,833
Disco Corp.	100	17,246
Don Quijote Holdings Co. Ltd.	500	19,549
East Japan Railway Co.	1,400	134,185
Eisai Co. Ltd.	1,000	52,695
Electric Power Development Co. Ltd.	400	10,622
FamilyMart UNY Holdings Co. Ltd.	200	11,233
FANUC Corp.	1,000	196,569
Fast Retailing Co. Ltd.	200	66,998
Fuji Electric Co. Ltd.	2,000	10,709
FUJIFILM Holdings Corp.	3,900	142,196
Fujitsu Ltd.	7,000	51,057
Fukuoka Financial Group, Inc.	2,000	8,993

	Number of Shares	Value
Japan (Continued)
Hachijuni Bank Ltd.	600	$3,451
Hakuhodo DY Holdings, Inc.	1,200	15,874
Hamamatsu Photonics KK	500	15,914
Hankyu Hanshin Holdings, Inc.	800	28,786
Hikari Tsushin, Inc.	100	10,131
Hino Motors Ltd.	1,000	12,144
Hirose Electric Co. Ltd.	100	13,345
Hiroshima Bank Ltd.	1,000	4,081
Hisamitsu Pharmaceutical Co., Inc.	300	15,088
Hitachi Chemical Co. Ltd.	400	11,034
Hitachi Construction Machinery Co. Ltd.	500	11,598
Hitachi High-Technologies Corp.	200	7,946
Hitachi Ltd.	36,200	218,573
Hitachi Metals Ltd.	700	9,323
Honda Motor Co. Ltd.	8,800	247,671
Hoshizaki Corp.	200	17,607
Hoya Corp.	2,000	98,492
Hulic Co. Ltd.	1,300	12,278
Idemitsu Kosan Co. Ltd.	300	8,397
IHI Corp.*	6,000	22,537
Iida Group Holdings Co. Ltd.	500	8,253
Inpex Corp.	5,900	54,259
Isetan Mitsukoshi Holdings Ltd.	1,400	14,120
Isuzu Motors Ltd.	4,800	58,640
ITOCHU Corp.	7,700	109,364
J. Front Retailing Co. Ltd.	1,000	14,131
Japan Airlines Co. Ltd.	300	8,790
Japan Airport Terminal Co. Ltd. (a)	200	7,837
Japan Exchange Group, Inc.	4,200	67,883
Japan Post Bank Co. Ltd.	1,100	13,647
Japan Post Holdings Co. Ltd.	4,100	50,051
Japan Prime Realty Investment Corp. REIT	4	15,296
Japan Real Estate Investment Corp. REIT	5	26,275
Japan Retail Fund Investment Corp. REIT	10	19,440
Japan Tobacco, Inc.	6,600	247,969
JFE Holdings, Inc.	4,700	78,362
JGC Corp.	1,000	15,124
JSR Corp.	600	10,066
JTEKT Corp.	1,300	19,521
JXTG Holdings, Inc.	16,250	70,781
Kajima Corp.	4,000	30,736
Kakaku.com, Inc.	400	5,696
Kaneka Corp.	1,000	7,576
Kansai Electric Power Co., Inc.	5,400	75,600
Kansai Paint Co. Ltd.	800	17,300
Kao Corp.	2,600	163,935
Kawasaki Heavy Industries Ltd.	6,000	17,228
KDDI Corp.	9,400	260,229
Keihan Holdings Co. Ltd.	3,000	19,828
Keikyu Corp.	1,000	11,901
Keio Corp.	2,000	16,614
Keisei Electric Railway Co. Ltd.	500	12,749
Keyence Corp.	500	227,133
Kikkoman Corp.	1,000	31,332
Kintetsu Group Holdings Co. Ltd.	7,000	26,989
Kirin Holdings Co. Ltd.	5,800	122,363

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Japan (Continued)
Kobe Steel Ltd.*	1,100	$10,061
Koito Manufacturing Co. Ltd.	600	31,585
Komatsu Ltd.	5,500	130,783
Konami Holdings Corp.	400	19,648
Konica Minolta, Inc.	3,900	30,672
Kose Corp.	100	10,790
Kubota Corp.	6,300	99,662
Kuraray Co. Ltd.	1,500	26,966
Kurita Water Industries Ltd.	400	10,586
Kyocera Corp.	1,384	79,741
Kyowa Hakko Kirin Co. Ltd.	1,000	17,102
Kyushu Electric Power Co., Inc.	3,700	45,837
Kyushu Financial Group, Inc.	900	5,534
Kyushu Railway Co.	800	27,124
Lawson, Inc.	300	20,451
LINE Corp.*	200	6,880
Lion Corp.	1,032	21,842
LIXIL Group Corp.	900	21,884
M3, Inc.	800	23,007
Mabuchi Motor Co. Ltd.	200	11,269
Makita Corp.	800	30,122
Marubeni Corp.	8,600	53,114
Marui Group Co. Ltd.	900	13,092
Maruichi Steel Tube Ltd.	200	5,860
Mazda Motor Corp.	4,300	58,628
McDonald’s Holdings Co. Japan Ltd.	300	10,740
Mebuki Financial Group, Inc.	6,370	24,905
Medipal Holdings Corp.	400	7,361
MEIJI Holdings Co. Ltd.	500	40,903
MINEBEA MITSUMI, Inc.	1,100	17,948
Miraca Holdings, Inc.	200	8,406
MISUMI Group, Inc.	600	13,544
Mitsubishi Chemical Holdings Corp.	7,900	59,812
Mitsubishi Corp.	8,000	160,217
Mitsubishi Electric Corp.	10,700	147,530
Mitsubishi Estate Co. Ltd.	5,700	106,460
Mitsubishi Gas Chemical Co., Inc.	600	12,374
Mitsubishi Heavy Industries Ltd.	13,000	51,260
Mitsubishi Materials Corp.	300	8,465
Mitsubishi Motors Corp.	4,700	30,470
Mitsubishi Tanabe Pharma Corp.	1,100	24,463
Mitsubishi UFJ Financial Group, Inc.	70,200	437,934
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,800	24,488
Mitsui & Co. Ltd.	9,000	121,530
Mitsui Chemicals, Inc.	4,000	19,865
Mitsui Fudosan Co. Ltd.	4,700	111,230
Mitsui OSK Lines Ltd.	6,000	17,228
Mixi, Inc.	300	18,826
Mizuho Financial Group, Inc.	130,000	226,312
MS&AD Insurance Group Holdings, Inc.	4,300	150,840
Murata Manufacturing Co. Ltd.	1,000	138,600
Nabtesco Corp.	400	11,738
Nagoya Railroad Co. Ltd.	4,000	18,673
NEC Corp.	10,000	25,914
Nexon Co. Ltd.	700	13,216
NGK Insulators Ltd.	1,000	20,081
NGK Spark Plug Co. Ltd.	800	16,260

	Number of Shares	Value
Japan (Continued)
NH Foods Ltd.	1,000	$31,377
Nidec Corp.	1,000	99,097
Nikon Corp.	1,100	16,954
Nintendo Co. Ltd.	589	178,960
Nippon Building Fund, Inc. REIT	6	31,964
Nippon Electric Glass Co. Ltd.	2,000	13,941
Nippon Express Co. Ltd.	3,000	18,501
Nippon Paint Holdings Co. Ltd.	700	27,842
Nippon Prologis REIT, Inc. REIT	7	15,214
Nippon Steel & Sumitomo Metal Corp.	5,310	112,984
Nippon Telegraph & Telephone Corp.	5,000	239,639
Nippon Yusen KK*	8,000	14,519
Nissan Chemical Industries Ltd.	200	7,016
Nissan Motor Co. Ltd.	14,100	135,144
Nisshin Seifun Group, Inc.	1,350	22,295
Nissin Foods Holdings Co. Ltd.	300	18,935
Nitori Holdings Co. Ltd.	300	43,856
Nitto Denko Corp.	600	48,168
NOK Corp.	200	4,377
Nomura Holdings, Inc.	20,600	123,395
Nomura Real Estate Holdings, Inc.	600	12,926
Nomura Real Estate Master Fund, Inc. REIT	20	30,086
Nomura Research Institute Ltd.	352	13,397
NSK Ltd.	3,400	40,524
NTT Data Corp.	500	26,953
NTT DOCOMO, Inc.	7,700	188,902
Obayashi Corp.	4,300	47,523
Obic Co. Ltd.	200	11,612
Odakyu Electric Railway Co. Ltd.	1,100	22,050
Oji Holdings Corp.	3,000	14,709
Olympus Corp.	1,000	36,524
Omron Corp.	700	29,264
Ono Pharmaceutical Co. Ltd.	4,000	83,142
Oracle Corp.	100	5,887
Oriental Land Co. Ltd.	800	51,677
ORIX Corp.	7,700	121,531
Osaka Gas Co. Ltd.	8,000	31,588
Otsuka Corp.	100	6,149
Otsuka Holdings Co. Ltd.	1,683	75,906
Panasonic Corp.	13,100	168,023
Park24 Co. Ltd.	400	11,160
Pola Orbis Holdings, Inc.	400	11,196
Rakuten, Inc.	5,900	71,706
Recruit Holdings Co. Ltd.	1,600	84,804
Resona Holdings, Inc.	13,200	67,543
Ricoh Co. Ltd.	4,500	37,950
Rinnai Corp.	100	8,993
Rohm Co. Ltd.	400	32,108
Ryohin Keikaku Co. Ltd.	100	26,032
Santen Pharmaceutical Co. Ltd.	1,400	19,278
SBI Holdings, Inc.	400	5,179
Secom Co. Ltd.	800	58,496
Sega Sammy Holdings, Inc.	700	8,880
Seibu Holdings, Inc.	500	9,291
Seiko Epson Corp.	900	18,878
Sekisui Chemical Co. Ltd.	1,400	24,600

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Japan (Continued)
Sekisui House Ltd.	4,400	$75,485
Seven & i Holdings Co. Ltd.	5,300	225,304
Seven Bank Ltd.	3,900	14,262
Sharp Corp.*(a)	6,000	21,941
Shimadzu Corp.	1,000	19,341
Shimamura Co. Ltd.	100	12,840
Shimano, Inc.	300	46,591
Shimizu Corp.	2,000	20,153
Shin-Etsu Chemical Co. Ltd.	2,000	179,359
Shinsei Bank Ltd.	5,000	8,081
Shionogi & Co. Ltd.	1,200	64,134
Shiseido Co. Ltd.	3,900	131,279
Shizuoka Bank Ltd.	2,000	16,614
Showa Shell Sekiyu KK	800	7,339
SMC Corp.	300	94,835
SoftBank Group Corp.	5,100	414,585
Sohgo Security Services Co. Ltd.	200	9,354
Sompo Holdings, Inc.	1,400	54,028
Sony Corp.	7,100	258,613
Sony Financial Holdings, Inc.	300	4,619
Stanley Electric Co. Ltd.	800	24,090
Start Today Co. Ltd.	600	14,974
Subaru Corp.	4,200	142,023
Sumitomo Chemical Co. Ltd.	6,000	31,314
Sumitomo Corp.	7,000	89,278
Sumitomo Dainippon Pharma Co. Ltd.	700	10,682
Sumitomo Electric Industries Ltd.	4,800	76,085
Sumitomo Heavy Industries Ltd.	2,000	13,038
Sumitomo Metal Mining Co. Ltd.	2,000	24,307
Sumitomo Mitsui Financial Group, Inc.	7,500	269,120
Sumitomo Mitsui Trust Holdings, Inc.	1,310	44,357
Sumitomo Realty & Development Co. Ltd.	1,539	46,413
Sumitomo Rubber Industries Ltd.	400	6,819
Sundrug Co. Ltd.	400	15,567
Suntory Beverage & Food Ltd.	500	24,289
Suruga Bank Ltd.	600	13,008
Suzuken Co. Ltd.	400	13,147
Suzuki Motor Corp.	1,400	65,923
Sysmex Corp.	600	35,648
T&D Holdings, Inc.	4,700	66,500
Taiheiyo Cement Corp.	4,000	12,858
Taisei Corp.	4,000	34,167
Taisho Pharmaceutical Holdings Co. Ltd.	200	15,621
Taiyo Nippon Sanso Corp.	500	5,074
Takashimaya Co. Ltd.	1,000	9,291
Takeda Pharmaceutical Co. Ltd.	4,800	247,346
TDK Corp.	500	30,203
Teijin Ltd.	600	11,209
Terumo Corp.	1,500	60,948
THK Co. Ltd.	300	8,384
Tobu Railway Co. Ltd.	4,000	21,345
Toho Co. Ltd.	500	14,786
Toho Gas Co. Ltd.	1,000	7,711
Tohoku Electric Power Co., Inc.	4,200	62,346
Tokio Marine Holdings, Inc.	4,700	199,458
Tokyo Electric Power Co. Holdings, Inc.*	8,900	36,484

	Number of Shares	Value
Japan (Continued)
Tokyo Electron Ltd.	600	$85,002
Tokyo Gas Co. Ltd.	8,000	41,535
Tokyo Tatemono Co. Ltd.	1,000	13,725
Tokyu Corp.	4,000	29,400
Tokyu Fudosan Holdings Corp.	4,500	26,980
Toppan Printing Co. Ltd.	3,000	33,047
Toray Industries, Inc.	6,700	55,953
Toshiba Corp.*	25,100	57,112
Tosoh Corp.	3,000	25,490
TOTO Ltd.	500	19,052
Toyo Seikan Group Holdings Ltd.	900	14,384
Toyo Suisan Kaisha Ltd.	500	19,481
Toyoda Gosei Co. Ltd.	100	2,404
Toyota Industries Corp.	700	35,205
Toyota Motor Corp.	14,300	765,938
Toyota Tsusho Corp.	700	21,458
Trend Micro, Inc.	400	20,081
Tsuruha Holdings, Inc.	200	22,176
Unicharm Corp.	1,400	37,873
United Urban Investment Corp. REIT	12	17,661
USS Co. Ltd.	1,100	22,139
West Japan Railway Co.	600	41,651
Yahoo Japan Corp.	8,000	35,973
Yakult Honsha Co. Ltd.	300	21,210
Yamada Denki Co. Ltd.	4,800	25,181
Yamaguchi Financial Group, Inc.	1,000	11,458
Yamaha Corp.	600	19,395
Yamaha Motor Co. Ltd.	1,300	32,644
Yamato Holdings Co. Ltd.	1,400	30,414
Yamazaki Baking Co. Ltd.	1,000	20,722
Yaskawa Electric Corp.	800	15,928
Yokogawa Electric Corp.	800	13,876
Yokohama Rubber Co. Ltd.	500	9,752

		16,520,766

Jersey Island — 0.0%
Randgold Resources Ltd.	549	52,097

Jordan — 0.0%
Hikma Pharmaceuticals PLC	816	17,747

Luxembourg — 0.2%
ArcelorMittal*	3,348	72,606
Eurofins Scientific SE	58	30,802
Millicom International Cellular SA SDR	381	22,313
RTL Group SA	240	18,678
SES SA	1,748	43,239
Tenaris SA	2,405	36,337

		223,975

Macau — 0.1%
MGM China Holdings Ltd.	5,598	12,428
Sands China Ltd.	13,055	60,228
Wynn Macau Ltd.*	9,138	20,287

		92,943

Malaysia — 0.6%
AirAsia Bhd	7,800	5,431
Alliance Financial Group Bhd	11,700	11,837

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Malaysia (Continued)
AMMB Holdings Bhd	11,700	$14,242
Astro Malaysia Holdings Bhd	5,700	3,383
Axiata Group Bhd	13,900	16,498
British American Tobacco Malaysia Bhd	700	7,294
CIMB Group Holdings Bhd	16,401	24,525
Dialog Group Bhd	28,910	12,969
DiGi.Com Bhd	25,200	29,145
Gamuda Bhd	8,800	10,980
Genting Bhd	12,900	30,050
Genting Malaysia Bhd	15,818	20,733
Genting Plantations Bhd	1,000	2,556
HAP Seng Consolidated Bhd	3,200	6,864
Hartalega Holdings Bhd	3,400	4,822
Hong Leong Bank Bhd	1,200	3,931
Hong Leong Financial Group Bhd	700	2,741
IHH Healthcare Bhd	13,900	18,804
IJM Corp. Bhd	15,800	12,847
IOI Corp. Bhd	14,400	15,308
IOI Properties Group Bhd	8,600	4,260
Kuala Lumpur Kepong Bhd	1,500	8,678
Malayan Banking Bhd	20,900	46,097
Malaysia Airports Holdings Bhd	500	1,016
Maxis Bhd	16,500	23,709
MISC Bhd	7,800	13,668
Petronas Chemicals Group Bhd	15,900	27,231
Petronas Dagangan Bhd	3,900	22,416
Petronas Gas Bhd	4,400	19,080
PPB Group Bhd	2,500	9,813
Public Bank Bhd	14,200	66,554
Sapura Energy Bhd	20,100	8,312
Sime Darby Bhd	16,111	35,083
Telekom Malaysia Bhd	13,000	19,682
Tenaga Nasional Bhd	17,200	55,378
UMW Holdings Bhd*	6,800	9,533
Westports Holdings Bhd	14,200	13,470
YTL Corp. Bhd	17,200	6,028
YTL Power International Bhd	23,365	8,352

		653,320

Malta — 0.0%
Brait SE*	2,316	14,364

Mexico — 0.8%
Alfa SAB de CV, Class A	19,398	28,006
America Movil SAB de CV, Series L	182,670	146,657
Arca Continental SAB de CV	2,007	14,345
Cemex SAB de CV, Series CPO*	82,696	68,389
Coca-Cola Femsa SAB de CV, Series L	1,368	11,005
El Puerto de Liverpool SAB de CV, Class C1	989	7,516
Fibra Uno Administracion SA de CV REIT	13,930	24,691
Fomento Economico Mexicano SAB de CV	8,894	83,793
Fresnillo PLC	1,316	26,723
Gentera SAB de CV*	5,989	9,639
Gruma SAB de CV, Class B	680	8,871
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,953	19,530

	Number of Shares	Value
Mexico (Continued)
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,048	$20,653
Grupo Bimbo SAB de CV, Series A	8,017	18,501
Grupo Carso SAB de CV, Series A1	4,109	17,292
Grupo Financiero Banorte SAB de CV, Class O	12,261	70,642
Grupo Financiero Inbursa SAB de CV, Class O	11,124	18,435
Grupo Financiero Santander Mexico SAB de CV, Class B	3,981	7,289
Grupo Lala SAB de CV	4,343	7,360
Grupo Mexico SAB de CV, Series B	19,973	54,094
Grupo Televisa SAB, Series CPO	13,174	63,722
Industrias Penoles SAB de CV	1,036	22,525
Infraestructura Energetica Nova SAB de CV	2,775	12,948
Kimberly-Clark de Mexico SAB de CV, Class A	6,886	13,612
Mexichem SAB de CV	9,401	24,645
OHL Mexico SAB de CV	4,101	4,557
Promotora y Operadora de Infraestructura SAB de CV	1,271	13,174
Wal-Mart de Mexico SAB de CV	20,630	47,277

		865,891

Netherlands — 3.0%
ABN AMRO Group NV, 144A(a)	1,848	47,654
Aegon NV	10,045	50,011
Akzo Nobel NV	1,272	106,468
Altice NV, Class A*(a)	1,982	49,328
Altice NV, Class B*	483	12,042
ASML Holding NV	1,916	252,901
Boskalis Westminster	480	16,546
EXOR NV	531	29,616
Gemalto NV (a)	474	28,125
Heineken Holding NV	540	50,197
Heineken NV	1,219	120,053
ING Groep NV	20,531	343,417
Koninklijke Ahold Delhaize NV	6,773	149,355
Koninklijke DSM NV	971	72,275
Koninklijke KPN NV	17,664	60,184
Koninklijke Philips NV	5,024	177,552
Koninklijke Vopak NV	389	17,615
NN Group NV	1,875	67,401
NXP Semiconductors NV*	1,601	175,950
QIAGEN NV*	1,055	35,519
Randstad Holding NV	648	37,489
Royal Dutch Shell PLC, Class A	22,675	613,525
Royal Dutch Shell PLC, Class B	19,993	552,162
Wolters Kluwer NV	1,847	81,022

		3,146,407

New Zealand — 0.1%
Auckland International Airport Ltd.	5,901	29,224
Contact Energy Ltd.	3,793	13,867
Fletcher Building Ltd.	4,627	24,783
Mercury NZ Ltd.	3,739	8,610
Meridian Energy Ltd.	12,303	24,843

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
New Zealand (Continued)
Ryman Healthcare Ltd.	2,369	$13,981
Spark New Zealand Ltd.	13,638	36,331

		151,639

Norway — 0.4%
DNB ASA	5,214	88,306
Gjensidige Forsikring ASA	1,393	22,454
Marine Harvest ASA*	2,520	44,141
Norsk Hydro ASA	7,145	38,501
Orkla ASA	4,357	43,548
Schibsted ASA, Class A	410	9,768
Schibsted ASA, Class B	378	8,187
Statoil ASA	6,571	114,244
Telenor ASA (a)	4,078	67,329
Yara International ASA (a)	943	35,056

		471,534

Peru — 0.1%
Cia de Minas Buenaventura SAA, ADR	1,039	12,925
Credicorp Ltd.	287	48,078
Southern Copper Corp.	533	18,634

		79,637

Philippines — 0.3%
Aboitiz Equity Ventures, Inc.	13,480	20,596
Aboitiz Power Corp.	20,500	16,165
Alliance Global Group, Inc.	15,700	4,883
Ayala Corp.	1,660	28,948
Ayala Land, Inc.	39,900	31,583
Bank of the Philippine Islands	2,050	4,341
BDO Unibank, Inc.	11,190	27,539
DMCI Holdings, Inc.	15,600	4,212
Energy Development Corp.	77,500	9,498
Globe Telecom, Inc.	400	16,956
GT Capital Holdings, Inc.	390	9,363
International Container Terminal Services, Inc.	4,550	9,141
JG Summit Holdings, Inc.	12,670	20,275
Jollibee Foods Corp.	4,480	18,415
Megaworld Corp.	58,000	5,477
Metro Pacific Investments Corp.	93,200	11,740
Metropolitan Bank & Trust Co.	880	1,546
PLDT, Inc.	740	25,690
Robinsons Land Corp.	8,500	4,235
Security Bank Corp.	580	2,538
SM Investments Corp.	1,365	21,116
SM Prime Holdings, Inc.	56,100	37,982
Universal Robina Corp.	5,280	17,185

		349,424

Poland — 0.3%
Alior Bank SA*	944	17,307
Bank Pekao SA	835	30,975
Bank Zachodni WBK SA	191	17,418
CCC SA	147	8,298
Cyfrowy Polsat SA*	1,022	7,341
Eurocash SA	396	3,287
Grupa Azoty SA	231	3,934

	Number of Shares	Value
Poland (Continued)
Grupa Lotos SA*	478	$6,916
KGHM Polska Miedz SA	738	20,969
LPP SA	6	10,114
mBank SA*	76	8,621
Orange Polska SA	3,391	4,157
PGE Polska Grupa Energetyczna SA	4,457	13,083
Polski Koncern Naftowy ORLEN SA	1,846	52,675
Polskie Gornictwo Naftowe i Gazownictwo SA	13,615	23,240
Powszechna Kasa Oszczednosci Bank Polski SA*	4,633	45,470
Powszechny Zaklad Ubezpieczen SA	3,701	44,103
Synthos SA	2,735	3,603
Tauron Polska Energia SA*	5,434	4,704

		326,215

Portugal — 0.1%
EDP — Energias de Portugal SA	15,794	58,088
Galp Energia SGPS SA	2,847	43,911
Jeronimo Martins SGPS SA	1,864	37,105

		139,104

Qatar — 0.2%
Barwa Real Estate Co.	1,593	14,831
Commercial Bank QSC*	1,025	8,755
Doha Bank QSC	785	6,705
Ezdan Holding Group QSC	5,340	16,029
Industries Qatar QSC	1,056	29,697
Masraf Al Rayan QSC	2,007	24,418
Qatar Electricity & Water Co. QSC	330	19,023
Qatar Gas Transport Co. Ltd.	1,403	7,267
Qatar Insurance Co. SAQ	1,111	20,595
Qatar Islamic Bank SAQ	305	8,561
Qatar National Bank QPSC	1,510	60,961

		216,842

Romania — 0.0%
New Europe Property Investments PLC	1,560	18,199

Russia — 0.8%
Alrosa PJSC	13,724	21,377
Gazprom PJSC, ADR	12,464	51,894
Gazprom PJSC	55,445	117,576
Inter RAO UES PJSC	76,945	5,411
LUKOIL PJSC, ADR	555	26,501
LUKOIL PJSC	1,703	82,658
Magnit PJSC, GDR	1,352	48,334
MMC Norilsk Nickel PJSC	299	41,656
Mobile TeleSystems PJSC, ADR	2,586	22,783
Moscow Exchange MICEX-RTS PJSC	7,284	12,971
Novatek PJSC, GDR	483	54,289
Novolipetsk Steel PJSC	6,194	12,613
PhosAgro PJSC, GDR	567	8,051
Rosneft Oil Co. PJSC, GDR	5,992	31,338
Rostelecom PJSC	4,820	6,076
RusHydro PJSC	278,418	3,829
Sberbank of Russia PJSC	57,442	157,915
Severstal PJSC	1,119	14,570

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Russia (Continued)
Sistema PJSC FC, GDR	628	$2,826
Surgutneftegas OJSC, ADR	3,735	19,422
Surgutneftegas OJSC	38,028	20,301
Tatneft PJSC	6,133	41,575
VTB Bank PJSC, GDR	11,731	26,336

		830,302

Singapore — 0.9%
Ascendas Real Estate Investment Trust REIT	13,400	25,373
CapitaLand Commercial Trust REIT	12,300	14,757
CapitaLand Ltd.	14,300	36,792
CapitaLand Mall Trust REIT	13,691	19,691
ComfortDelGro Corp. Ltd.	12,300	21,335
DBS Group Holdings Ltd.	9,300	137,586
Genting Singapore PLC	37,700	32,151
Global Logistic Properties Ltd.	15,800	33,115
Golden Agri-Resources Ltd.	54,800	14,456
Hutchison Port Holdings Trust, Class U	40,000	16,200
Jardine Cycle & Carriage Ltd.	400	12,668
Keppel Corp. Ltd.	7,600	35,318
Oversea-Chinese Banking Corp. Ltd.	17,100	129,642
Sembcorp Industries Ltd.	4,500	10,277
Singapore Airlines Ltd.	4,800	34,726
Singapore Exchange Ltd.	6,300	33,102
Singapore Press Holdings Ltd. (a)	12,700	29,096
Singapore Technologies Engineering Ltd.	8,230	22,127
Singapore Telecommunications Ltd.	46,100	125,274
StarHub Ltd.	3,100	6,049
Suntec Real Estate Investment Trust REIT	13,400	17,771
United Overseas Bank Ltd.	7,500	124,562
UOL Group Ltd.	2,500	12,648
Wilmar International Ltd.	10,900	27,887

		972,603

South Africa — 1.7%
Anglo American Platinum Ltd.*	463	9,846
AngloGold Ashanti Ltd.	2,612	29,575
Aspen Pharmacare Holdings Ltd.	1,878	42,529
Barclays Africa Group Ltd.	2,358	24,991
Bid Corp. Ltd.	2,083	47,594
Bidvest Group Ltd.	2,657	34,615
Capitec Bank Holdings Ltd.	253	15,023
Coronation Fund Managers Ltd.	1,175	6,319
Discovery Ltd.	1,419	13,862
Exxaro Resources Ltd.	1,439	11,201
FirstRand Ltd.	18,379	69,102
Fortress Income Fund Ltd. REIT	5,584	14,898
Fortress Income Fund Ltd., Class A REIT	5,453	7,056
Foschini Group Ltd.	1,184	12,504
Gold Fields Ltd.	5,777	20,439
Growthpoint Properties Ltd. REIT	10,840	20,738
Hyprop Investments Ltd. REIT	1,206	10,918
Impala Platinum Holdings Ltd.*	4,330	12,140
Imperial Holdings Ltd.	805	10,189
Investec Ltd.	860	6,764
Investec PLC	3,446	26,995
Liberty Holdings Ltd.	666	5,807

	Number of Shares	Value
South Africa (Continued)
Life Healthcare Group Holdings Ltd. (a)	5,382	$11,462
Massmart Holdings Ltd.	213	1,887
Mediclinic International PLC	1,718	17,896
MMI Holdings Ltd.	4,882	8,160
Mondi Ltd.	656	17,271
Mondi PLC	1,919	50,044
Mr Price Group Ltd. (a)	1,138	13,016
MTN Group Ltd.	8,548	76,583
Naspers Ltd., Class N	2,371	490,933
Nedbank Group Ltd.	1,200	20,140
Netcare Ltd.	5,290	10,874
Pick n Pay Stores Ltd.	778	3,569
Pioneer Foods Group Ltd.	661	7,157
PSG Group Ltd.	412	7,526
Rand Merchant Investment Holdings Ltd.	2,565	7,890
Redefine Properties Ltd. REIT	25,472	20,490
Remgro Ltd.	2,704	44,885
Resilient REIT Ltd. REIT	1,730	15,865
RMB Holdings Ltd.	3,302	15,487
Sanlam Ltd.	7,788	40,754
Sappi Ltd.	3,500	25,782
Sasol Ltd.	3,250	97,165
Shoprite Holdings Ltd.	2,684	42,772
Sibanye Gold Ltd.	5,758	6,946
SPAR Group Ltd.	806	10,504
Standard Bank Group Ltd.	7,257	81,086
Steinhoff International Holdings NV	17,016	90,821
Telkom SA SOC Ltd. (a)	867	4,875
Tiger Brands Ltd.	965	28,255
Truworths International Ltd.	2,053	11,717
Vodacom Group Ltd. (a)	1,923	24,231
Woolworths Holdings Ltd.	4,980	25,593

		1,784,741

South Korea — 3.5%
Amorepacific Corp.	173	53,000
AMOREPACIFIC Group	165	22,180
BGF retail Co. Ltd.	148	18,441
BNK Financial Group, Inc.	1,429	12,764
Celltrion, Inc.*	460	39,278
Cheil Worldwide, Inc.	375	6,431
CJ CheilJedang Corp.	57	19,423
CJ Corp.	87	16,435
CJ E&M Corp.	154	10,811
CJ Korea Express Corp.*	41	7,049
Coway Co. Ltd.	293	26,301
Daelim Industrial Co. Ltd.	159	13,122
Daewoo Engineering & Construction Co. Ltd.*	644	4,343
DGB Financial Group, Inc.	891	9,152
Dongbu Insurance Co. Ltd.	297	17,959
Dongsuh Cos., Inc.	180	5,209
Doosan Bobcat, Inc.	181	6,030
Doosan Heavy Industries & Construction Co. Ltd.	275	5,600
E-MART, Inc.	135	29,301
GS Engineering & Construction Corp.*	397	10,886

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
South Korea (Continued)
GS Holdings Corp.	217	$14,129
GS Retail Co. Ltd.	209	10,472
Hana Financial Group, Inc.	1,586	58,151
Hankook Tire Co. Ltd.	400	21,758
Hanmi Pharm. Co. Ltd.*	42	14,330
Hanmi Science Co. Ltd.*	71	4,693
Hanon Systems	1,476	13,645
Hanssem Co. Ltd.	76	14,934
Hanwha Chemical Corp.	554	14,746
Hanwha Corp.	237	10,129
Hanwha Life Insurance Co. Ltd.	1,403	8,822
Hanwha Techwin Co. Ltd.*	192	8,566
Hotel Shilla Co. Ltd.	225	12,219
Hyosung Corp.	118	17,706
Hyundai Department Store Co. Ltd.	80	8,289
Hyundai Development Co.-Engineering & Construction	321	14,737
Hyundai Engineering & Construction Co. Ltd.	318	13,832
Hyundai Glovis Co. Ltd.	137	19,517
Hyundai Heavy Industries Co. Ltd.*	179	27,659
Hyundai Marine & Fire Insurance Co. Ltd.	487	16,420
Hyundai Mobis Co. Ltd.	370	90,715
Hyundai Motor Co.	778	113,267
Hyundai Robotics Co. Ltd.*	34	12,390
Hyundai Steel Co.	466	24,640
Hyundai Wia Corp.	146	8,998
Kakao Corp.	226	19,944
Kangwon Land, Inc.	800	25,902
KB Financial Group, Inc.	2,125	101,733
KCC Corp.	54	19,654
KEPCO Plant Service & Engineering Co. Ltd.	169	8,000
Kia Motors Corp.	1,365	47,609
Korea Aerospace Industries Ltd.	392	22,268
Korea Electric Power Corp.	1,178	44,927
Korea Gas Corp.*	139	6,307
Korea Investment Holdings Co. Ltd.	239	13,064
Korea Zinc Co. Ltd.	73	28,558
Korean Air Lines Co. Ltd.*	233	7,388
KT Corp.	166	4,826
KT&G Corp.	626	62,063
Kumho Petrochemical Co. Ltd.	167	11,664
LG Chem Ltd.	292	78,764
LG Corp.	367	26,551
LG Display Co. Ltd.	1,150	33,485
LG Electronics, Inc.	557	41,044
LG Household & Health Care Ltd.	56	49,168
LG Innotek Co. Ltd.	135	16,158
LG Uplus Corp.	575	8,320
Lotte Chemical Corp.	82	26,403
Lotte Chilsung Beverage Co. Ltd.	2	3,226
Lotte Confectionery Co. Ltd.	29	5,698
Lotte Shopping Co. Ltd.	80	20,472
Medy-Tox, Inc.	22	10,257
Mirae Asset Daewoo Co. Ltd.	888	7,535
NAVER Corp.	146	110,191

	Number of Shares	Value
South Korea (Continued)
NCSoft Corp.	91	$30,764
Netmarble Games Corp., 144A*	88	11,947
NH Investment & Securities Co. Ltd.	727	9,188
OCI Co. Ltd.	153	12,162
Orion Corp.	21	14,968
Ottogi Corp.	8	6,081
Pan Ocean Co. Ltd.*	1,105	5,428
POSCO	405	102,010
Posco Daewoo Corp.	238	5,134
S-1 Corp.	207	19,321
Samsung Biologics Co. Ltd., 144A*	85	16,702
Samsung C&T Corp.	405	49,739
Samsung Card Co. Ltd.	246	9,228
Samsung Electro-Mechanics Co. Ltd.	320	23,580
Samsung Electronics Co. Ltd.	512	1,022,079
Samsung Fire & Marine Insurance Co. Ltd.	161	42,062
Samsung Heavy Industries Co. Ltd.*	638	7,009
Samsung Life Insurance Co. Ltd.	365	39,773
Samsung SDI Co. Ltd.	302	44,642
Samsung SDS Co. Ltd.	182	26,497
Samsung Securities Co. Ltd.	240	8,607
Shinhan Financial Group Co. Ltd.	2,245	99,156
Shinsegae Inc.	39	8,482
SK Holdings Co. Ltd.	165	40,307
SK Hynix, Inc.	2,954	150,391
SK Innovation Co. Ltd.	315	47,548
SK Networks Co. Ltd.	705	4,660
SK Telecom Co. Ltd.	83	18,793
S-Oil Corp.	249	23,019
Woori Bank	1,613	22,043
Yuhan Corp.	41	9,155

		3,700,133

Spain — 2.4%
Abertis Infraestructuras SA	3,135	57,351
ACS Actividades de Construccion y Servicios SA	1,272	50,819
Aena SA, 144A	400	80,747
Amadeus IT Group SA	2,167	126,219
Banco Bilbao Vizcaya Argentaria SA	34,927	284,535
Banco de Sabadell SA	26,938	55,499
Banco Santander SA	78,346	508,788
Bankia SA*	29,542	33,983
Bankinter SA	5,105	47,002
CaixaBank SA	19,485	92,020
Distribuidora Internacional de Alimentacion SA	2,890	17,788
Enagas SA	1,365	40,581
Endesa SA	1,916	47,814
Ferrovial SA	2,246	50,600
Ferrovial SA*	33	744
Gamesa Corp. Tecnologica SA	1,232	27,942
Gas Natural SDG SA	2,070	52,134
Grifols SA	1,594	45,106
Iberdrola SA	29,261	233,315
Industria de Diseno Textil SA	5,990	244,898

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Spain (Continued)
Mapfre SA	6,801	$24,188
Red Electrica Corp. SA	2,733	61,326
Repsol SA	5,845	97,932
Telefonica SA	24,492	272,766

		2,554,097

Sweden — 2.0%
Alfa Laval AB	1,361	27,404
Assa Abloy AB, Class B	5,181	116,360
Atlas Copco AB, Class A	3,558	131,653
Atlas Copco AB, Class B	1,933	63,852
Boliden AB	1,508	41,277
Electrolux AB, Series B	1,310	42,067
Getinge AB, Class B	1,048	21,813
Hennes & Mauritz AB, Class B	4,902	122,107
Hexagon AB, Class B	1,288	56,417
Husqvarna AB, Class B	2,154	22,342
ICA Gruppen AB (a)	389	14,018
Industrivarden AB, Class C	873	20,631
Investor AB, Class B	2,415	111,644
Kinnevik AB, Class B	1,555	44,657
L E Lundbergforetagen AB, Class B	196	15,391
Lundin Petroleum AB*	916	17,790
Nordea Bank AB	15,876	203,852
Sandvik AB	5,577	87,395
Securitas AB, Class B	1,610	25,656
Skandinaviska Enskilda Banken AB, Class A	7,522	90,699
Skanska AB, Class B	1,767	42,064
SKF AB, Class B	1,972	40,341
Svenska Cellulosa AB SCA, Class B	3,258	114,968
Svenska Handelsbanken AB, Class A	7,691	108,311
Swedbank AB, Class A	4,598	110,832
Swedish Match AB	1,182	39,874
Tele2 AB, Class B	1,554	15,993
Telefonaktiebolaget LM Ericsson, Class B	16,131	117,669
Telia Co. AB	9,914	45,376
Volvo AB, Class B	8,082	132,137

		2,044,590

Switzerland — 6.5%
ABB Ltd.	10,087	253,386
Actelion Ltd.*	490	140,643
Adecco Group AG	855	63,735
Baloise Holding AG	318	48,658
Barry Callebaut AG*	10	14,351
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	9	54,685
Cie Financiere Richemont SA	2,746	229,081
Coca-Cola HBC AG*	1,285	37,302
Credit Suisse Group AG*	11,543	158,507
Dufry AG*	161	26,480
EMS-Chemie Holding AG	58	40,751
Geberit AG	226	105,796
Givaudan SA	57	116,937
Glencore PLC*	66,177	243,092
Julius Baer Group Ltd.*	1,178	60,995
Kuehne + Nagel International AG	233	37,600

	Number of Shares	Value
Switzerland (Continued)
LafargeHolcim Ltd.*	2,421	$145,352
Lonza Group AG*	407	84,295
Nestle SA	16,241	1,385,905
Novartis AG	11,800	966,125
Pargesa Holding SA	237	18,426
Partners Group Holding AG	90	55,149
Roche Holding AG	3,666	1,006,064
Schindler Holding AG	46	9,565
Schindler Holding AG Participation Certificates	221	47,392
SGS SA	39	92,814
Sika AG	8	51,541
Sonova Holding AG	373	61,772
STMicroelectronics NV	3,672	60,575
Straumann Holding AG	49	27,142
Swatch Group AG — Bearer (a)	168	65,080
Swatch Group AG — Registered	230	17,549
Swiss Life Holding AG*	209	69,721
Swiss Prime Site AG*	450	41,443
Swiss Re AG	1,794	163,554
Swisscom AG	115	55,140
Syngenta AG	118	53,606
UBS Group AG*	19,451	309,272
Vifor Pharma AG	150	17,640
Wolseley PLC	1,348	88,752
Zurich Insurance Group AG	799	234,862

		6,760,735

Taiwan — 2.9%
Acer, Inc.*	19,708	10,811
Advanced Semiconductor Engineering, Inc.	37,473	47,964
Advantech Co. Ltd.	2,226	18,057
Asia Cement Corp.	18,046	16,709
Asustek Computer, Inc.	3,421	32,414
AU Optronics Corp.	49,772	19,443
Catcher Technology Co. Ltd.	4,294	45,397
Cathay Financial Holding Co. Ltd.	38,840	60,819
Chailease Holding Co. Ltd.	5,000	13,498
Chang Hwa Commercial Bank Ltd.	29,668	17,310
Cheng Shin Rubber Industry Co. Ltd.	10,373	20,933
Chicony Electronics Co. Ltd.	2,526	6,559
China Development Financial Holding Corp.	65,150	17,804
China Life Insurance Co. Ltd.	7,320	7,179
China Steel Corp.	63,395	52,164
Chunghwa Telecom Co. Ltd.	21,379	76,407
Compal Electronics, Inc.	24,405	16,308
CTBC Financial Holding Co. Ltd.	97,076	61,804
Delta Electronics, Inc.	10,316	56,932
E.Sun Financial Holding Co. Ltd.	47,734	29,517
Eclat Textile Co. Ltd.	1,393	14,195
Eva Airways Corp.	10,000	4,887
Far Eastern New Century Corp.	17,165	13,924
Far EasTone Telecommunications Co. Ltd.	10,004	25,443
Feng TAY Enterprise Co. Ltd.	3,428	13,334

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Taiwan (Continued)
First Financial Holding Co. Ltd.	53,887	$34,487
Formosa Chemicals & Fibre Corp.	18,543	56,284
Formosa Petrochemical Corp.	7,549	27,105
Formosa Plastics Corp.	21,092	62,899
Foxconn Technology Co. Ltd.	7,391	20,935
Fubon Financial Holding Co. Ltd.	29,868	45,528
Giant Manufacturing Co. Ltd.	2,145	12,587
Globalwafers Co. Ltd.	1,000	8,095
Hiwin Technologies Corp.	1,646	11,054
Hon Hai Precision Industry Co. Ltd.	85,173	291,659
Hotai Motor Co. Ltd.	1,262	16,552
HTC Corp.*	4,936	11,930
Hua Nan Financial Holdings Co. Ltd.	43,210	24,781
Innolux Corp.	49,973	22,595
Inventec Corp.	15,815	11,751
Largan Precision Co. Ltd.	606	95,698
Lite-On Technology Corp.	10,521	17,664
MediaTek, Inc.	8,756	66,953
Mega Financial Holding Co. Ltd.	58,193	46,916
Nan Ya Plastics Corp.	25,190	59,962
Nanya Technology Corp.	2,970	5,026
Nien Made Enterprise Co. Ltd.	1,024	10,639
Novatek Microelectronics Corp.	2,948	11,712
OBI Pharma, Inc.*	714	6,089
Pegatron Corp.	10,966	33,832
Phison Electronics Corp.	871	9,440
Pou Chen Corp.	12,935	17,846
Powertech Technology, Inc.	1,836	5,640
President Chain Store Corp.	2,770	24,772
Quanta Computer, Inc.	13,523	30,931
Realtek Semiconductor Corp.	1,844	6,161
Ruentex Development Co. Ltd.*	4,000	4,635
Shin Kong Financial Holding Co. Ltd.*	42,000	10,822
Siliconware Precision Industries Co. Ltd.	14,669	24,774
SinoPac Financial Holdings Co. Ltd.	53,946	16,697
Standard Foods Corp.	3,000	8,069
Synnex Technology International Corp.	6,797	7,796
TaiMed Biologics, Inc.*	666	4,207
Taishin Financial Holding Co. Ltd.	45,363	20,284
Taiwan Business Bank	19,000	5,319
Taiwan Cement Corp.	22,360	25,572
Taiwan Cooperative Financial Holding Co. Ltd.	52,452	27,116
Taiwan Fertilizer Co. Ltd.	4,000	5,333
Taiwan High Speed Rail Corp.	9,000	7,600
Taiwan Mobile Co. Ltd.	10,974	40,862
Taiwan Semiconductor Manufacturing Co. Ltd.	130,397	880,036
Teco Electric and Machinery Co. Ltd.	8,515	8,224
Transcend Information, Inc.	1,000	3,424
Uni-President Enterprises Corp.	27,902	55,750
United Microelectronics Corp.	78,428	32,462
Vanguard International Semiconductor Corp.	5,506	10,379
Wistron Corp.	9,564	8,839
WPG Holdings Ltd.	7,559	10,103
Yuanta Financial Holding Co. Ltd.	64,182	27,846

	Number of Shares	Value
Taiwan (Continued)
Yulon Motor Co. Ltd.	4,000	$3,577
Zhen Ding Technology Holding Ltd.	2,446	6,018

		3,063,079

Thailand — 0.4%
Advanced Info Service PCL, NVDR	4,000	20,317
Airports of Thailand PCL, NVDR	22,000	27,452
Bangkok Dusit Medical Services PCL, NVDR	400	218
Bangkok Expressway & Metro PCL, NVDR	17,300	3,683
Berli Jucker PCL, NVDR	6,400	8,597
Central Pattana PCL, NVDR	800	1,550
Charoen Pokphand Foods PCL, NVDR	13,100	9,577
CP ALL PCL, NVDR	25,300	46,425
Electricity Generating PCL, NVDR	200	1,257
Home Product Center PCL, NVDR	100	29
Indorama Ventures PCL, NVDR	15,500	16,724
IRPC PCL, NVDR	179,658	26,901
Kasikornbank PCL, NVDR	12,500	68,812
KCE Electronics PCL, NVDR	1,300	4,122
Krung Thai Bank PCL, NVDR	22,600	12,674
Minor International PCL, NVDR	4,400	4,844
PTT Exploration & Production PCL, NVDR	7,500	19,818
PTT Global Chemical PCL, NVDR	6,600	13,758
PTT PCL, NVDR	5,800	66,923
Robinson PCL, NVDR	700	1,223
Siam Cement PCL	700	10,810
Siam Commercial Bank PCL, NVDR	9,100	40,878
Thai Oil PCL, NVDR	9,100	20,573
True Corp. PCL, NVDR*	22,500	4,096

		431,261

Turkey — 0.3%
Akbank TAS	11,128	30,060
Anadolu Efes Biracilik Ve Malt Sanayii AS	715	4,199
Arcelik AS	1,485	10,279
Aselsan Elektronik Sanayi Ve Ticaret AS	1,034	6,431
BIM Birlesik Magazalar AS	1,203	21,398
Coca-Cola Icecek AS	394	4,132
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT*	22,479	19,434
Eregli Demir ve Celik Fabrikalari TAS	6,301	11,413
Ford Otomotiv Sanayi AS	974	11,165
Haci Omer Sabanci Holding AS	6,378	19,344
KOC Holding AS	4,345	19,755
Petkim Petrokimya Holding AS	3,488	5,468
TAV Havalimanlari Holding AS	2,644	12,958
Tofas Turk Otomobil Fabrikasi AS	1,598	13,272
Tupras Turkiye Petrol Rafinerileri AS	885	23,832
Turk Hava Yollari AO*	5,549	11,388
Turk Telekomunikasyon AS*	2,713	4,960
Turkcell Iletisim Hizmetleri AS*	5,027	17,327
Turkiye Garanti Bankasi AS	11,999	32,651
Turkiye Halk Bankasi AS*	4,955	17,837
Turkiye Is Bankasi, Class C	8,826	17,537
Turkiye Sise ve Cam Fabrikalari AS	7,987	10,663

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Turkey (Continued)
Ulker Biskuvi Sanayi AS	795	$4,651

		330,154

United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	8,008	15,916
Aldar Properties PJSC	5,035	3,029
DAMAC Properties Dubai Co. PJSC	9,379	7,635
DP World Ltd.	906	20,838
Dubai Islamic Bank PJSC	1,856	2,936
DXB Entertainments PJSC*	16,536	3,444
Emaar Malls PJSC	8,089	5,506
Emaar Properties PJSC	15,228	29,478
Emirates Telecommunications Group Co. PJSC	8,994	42,117
First Abu Dhabi Bank PJSC	3,834	11,012

		141,911

United Kingdom — 11.0%
3i Group PLC	5,504	63,470
Aberdeen Asset Management PLC	5,347	19,910
Admiral Group PLC	1,203	31,573
Anglo American PLC*	7,466	99,225
Ashtead Group PLC	2,825	57,000
Associated British Foods PLC	1,991	76,856
AstraZeneca PLC	6,653	448,659
Auto Trader Group PLC, 144A	5,588	29,958
Aviva PLC	22,167	149,945
Babcock International Group PLC	1,331	16,000
BAE Systems PLC	16,581	142,175
Barclays PLC	90,268	244,241
Barratt Developments PLC	5,314	41,937
Berkeley Group Holdings PLC	651	27,311
BP PLC	101,121	608,058
British American Tobacco PLC	9,922	706,952
British Land Co. PLC REIT	5,588	45,647
BT Group PLC	44,588	177,834
Bunzl PLC	1,777	55,682
Burberry Group PLC	2,405	56,242
Capita PLC	3,332	25,007
Centrica PLC	28,661	75,075
CNH Industrial NV	5,662	62,809
Cobham PLC (a)	10,798	18,643
Coca-Cola European Partners PLC	820	33,806
Compass Group PLC	8,356	179,796
ConvaTec Group PLC, 144A*	6,100	25,150
Croda International PLC	806	41,155
Diageo PLC	13,118	393,305
Direct Line Insurance Group PLC	7,047	31,652
Dixons Carphone PLC	5,104	21,609
easyJet PLC	1,038	18,911
Experian PLC	4,871	101,546
Fiat Chrysler Automobiles NV*	4,951	51,974
G4S PLC	7,987	33,445
GKN PLC	9,160	41,308
GlaxoSmithKline PLC	25,755	565,287
Hammerson PLC REIT	3,819	28,810
Hargreaves Lansdown PLC	1,473	26,532
HSBC Holdings PLC	103,501	900,948

	Number of Shares	Value
United Kingdom (Continued)
IMI PLC	1,523	$24,607
Imperial Brands PLC	5,192	242,766
Inmarsat PLC	2,564	26,429
InterContinental Hotels Group PLC	968	54,541
International Consolidated Airlines Group SA	3,315	25,840
Intertek Group PLC	892	49,408
Intu Properties PLC REIT	4,628	16,219
ITV PLC	19,280	48,614
J Sainsbury PLC	9,037	32,719
Johnson Matthey PLC	1,096	43,946
Kingfisher PLC	11,919	49,926
Land Securities Group PLC REIT	4,548	62,700
Legal & General Group PLC	32,706	106,108
Lloyds Banking Group PLC	345,919	314,618
London Stock Exchange Group PLC	1,686	74,402
Marks & Spencer Group PLC	9,275	45,710
Meggitt PLC	4,227	27,340
Merlin Entertainments PLC, 144A	3,139	21,395
National Grid PLC	18,040	253,238
Next PLC	741	41,627
Old Mutual PLC	26,444	64,123
Pearson PLC	4,787	43,575
Persimmon PLC	1,596	50,484
Petrofac Ltd.	1,622	7,941
Provident Financial PLC	854	33,571
Prudential PLC	13,450	300,841
Reckitt Benckiser Group PLC	3,356	343,241
RELX NV	5,262	109,178
RELX PLC	5,701	122,154
Rio Tinto Ltd.	2,265	105,710
Rio Tinto PLC	6,509	260,191
Rolls-Royce Holdings PLC*	9,668	108,062
Rolls-Royce Holdings PLC — Entitlement*	627,285	808
Royal Bank of Scotland Group PLC*	18,771	62,882
Royal Mail PLC	3,745	21,299
RSA Insurance Group PLC	5,660	45,615
Sage Group PLC	6,309	58,568
Schroders PLC	733	29,816
Segro PLC REIT	4,359	28,250
Severn Trent PLC	1,552	49,992
Sky PLC	5,745	73,355
Smith & Nephew PLC	4,654	81,192
Smiths Group PLC	2,166	44,736
SSE PLC	5,527	107,175
St James’s Place PLC	2,846	43,013
Standard Chartered PLC*	17,973	169,488
Standard Life PLC	10,802	53,277
Tate & Lyle PLC	2,491	23,686
Taylor Wimpey PLC	16,906	44,240
Tesco PLC*	45,006	106,523
Travis Perkins PLC	1,263	26,590
Unilever NV	8,488	483,427
Unilever PLC	6,688	373,250
United Utilities Group PLC	4,146	54,968
Vodafone Group PLC	139,793	416,967
Weir Group PLC	1,204	28,171

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
United Kingdom (Continued)
Whitbread PLC	957	$52,910
Wm Morrison Supermarkets PLC	12,286	38,973
Worldpay Group PLC, 144A	6,772	27,101
WPP PLC	6,415	144,148

		11,577,087

United States (d) — 0.4%
Carnival PLC	966	61,859
Shire PLC	4,805	276,829
Valeant Pharmaceuticals International, Inc.*	1,674	20,323
Yum China Holdings, Inc.*	2,199	84,464

		443,475

TOTAL COMMON STOCKS (Cost $93,394,819)		100,650,734

PREFERRED STOCKS — 1.3%
Brazil — 0.7%
Banco Bradesco SA	15,986	135,952
Braskem SA, Class A	1,034	10,586
Centrais Eletricas Brasileiras SA, Class B	2,166	11,553
Cia Brasileira de Distribuicao*	923	19,675
Cia Energetica de Minas Gerais	4,019	9,489
Cia Paranaense de Energia, Class B	484	4,166
Gerdau SA	5,338	15,737
Itau Unibanco Holding SA	17,436	191,551
Itausa — Investimentos Itau SA	19,966	55,222
Lojas Americanas SA	3,222	14,537
Petroleo Brasileiro SA*	20,855	83,524
Suzano Papel e Celulose SA, Class A	2,075	9,843
Telefonica Brasil SA	2,042	29,533
Vale SA	10,649	84,871

		676,239

Chile — 0.0%
Embotelladora Andina SA, Class B	3,345	13,674
Sociedad Quimica y Minera de Chile SA, Class B	638	22,975

		36,649

Colombia — 0.0%
Bancolombia SA	2,847	31,492
Grupo Aval Acciones y Valores SA	21,239	8,848
Grupo de Inversiones Suramericana SA	15	195

		40,535

	Number of Shares	Value
Germany — 0.4%
Bayerische Motoren Werke AG	318	$26,128
FUCHS PETROLUB SE	400	22,317
Henkel AG & Co. KGaA	953	133,766
Porsche Automobil Holding SE	815	46,646
Schaeffler AG	970	16,023
Volkswagen AG	1,020	153,254

		398,134

Russia — 0.0%
Surgutneftegas OJSC	36,892	18,358
Transneft PJSC	3	8,394

		26,752

South Korea — 0.2%
Amorepacific Corp.	69	13,127
Hyundai Motor Co.	140	13,255
Hyundai Motor Co. — 2nd Preferred	221	22,404
LG Chem Ltd.	69	12,541
Samsung Electronics Co. Ltd.	95	148,406

		209,733

TOTAL PREFERRED STOCKS (Cost $1,229,262)		1,388,042

RIGHTS — 0.0%
South Africa — 0.0%
Sibanye Gold Ltd.*, expires 06/09/17	7,403	2,540

Switzerland — 0.0%
Credit Suisse Group AG*, expires 06/07/17	11,543	5,363

TOTAL RIGHTS (Cost $6,068)		7,903

SECURITIES LENDING COLLATERAL — 2.6%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.74% (e)(f) (Cost $2,702,711)	2,702,711	2,702,711

TOTAL INVESTMENTS — 100.0% (Cost $97,332,860)†		$104,749,390
Other assets and liabilities, net — 0.0%		43,484

NET ASSETS — 100.0%		$104,792,874

*	Non-income producing security.
†	The cost for federal income tax purposes was $98,811,201. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $5,938,189. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,036,761 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,098,572.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2017 amounted to $2,218,622, which is 2.1% of net assets.
(b)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Securities are domiciled in the United States and trade on a non-U.S. securities exchange.

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2017

(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
OJSC:	Open Joint Stock Company
PJSC:	Private Joint Stock Company
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2017, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
E-mini MSCI EAFE Index	USD	5	$471,475	6/16/2017	$35,647
E-mini MSCI Emerging Markets Index Futures	USD	6	301,140	6/16/2017	20,100
SGX NIFTY 50 Futures	USD	102	1,965,948	6/29/2017	45,084

			$2,738,563		$100,831

As of May 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	6/5/2017	AUD	264,800	USD	195,366	$(1,378)
Goldman Sachs & Co.	6/5/2017	AUD	353,100	USD	259,077	(3,274)
JP Morgan & Chase Co.	6/5/2017	AUD	5,345,800	USD	3,995,266	23,381
RBC Capital Markets	6/5/2017	AUD	1,163,500	USD	869,610	5,139
Goldman Sachs & Co.	6/5/2017	BRL	283,200	USD	88,359	941
Goldman Sachs & Co.	6/5/2017	BRL	5,308,700	USD	1,645,751	7,055
Goldman Sachs & Co.	6/5/2017	BRL	212,400	USD	67,224	1,660
Goldman Sachs & Co.	6/5/2017	CAD	7,322,100	USD	5,357,680	(63,227)
Goldman Sachs & Co.	6/5/2017	CAD	460,600	USD	335,580	(5,424)
Goldman Sachs & Co.	6/5/2017	CAD	345,500	USD	252,419	(3,371)
RBC Capital Markets	6/5/2017	CAD	1,092,800	USD	799,617	(9,436)
Goldman Sachs & Co.	6/5/2017	CLP	11,046,100	USD	16,245	(146)
Goldman Sachs & Co.	6/5/2017	CLP	8,284,600	USD	12,294	1
Goldman Sachs & Co.	6/5/2017	CLP	183,781,300	USD	275,179	2,472
Goldman Sachs & Co.	6/5/2017	CLP	17,810,000	USD	26,673	245
Goldman Sachs & Co.	6/5/2017	COP	8,810,100	USD	2,981	(37)
Goldman Sachs & Co.	6/5/2017	COP	264,958,400	USD	89,304	(1,475)
Goldman Sachs & Co.	6/5/2017	COP	11,746,800	USD	3,929	(96)
Goldman Sachs & Co.	6/5/2017	CZK	1,004,800	USD	40,838	(2,011)
Goldman Sachs & Co.	6/5/2017	CZK	55,200	USD	2,257	(97)
Goldman Sachs & Co.	6/5/2017	CZK	41,400	USD	1,694	(72)
Goldman Sachs & Co.	6/5/2017	CZK	3,000	USD	122	(6)
Goldman Sachs & Co.	6/5/2017	EUR	4,691,400	USD	5,116,638	(154,936)
Goldman Sachs & Co.	6/5/2017	EUR	1,049,500	USD	1,142,284	(37,005)
Goldman Sachs & Co.	6/5/2017	EUR	787,100	USD	855,837	(28,602)
JP Morgan & Chase Co.	6/5/2017	EUR	12,953,400	USD	14,127,439	(427,875)
RBC Capital Markets	6/5/2017	EUR	235,000	USD	256,294	(7,768)
RBC Capital Markets	6/5/2017	EUR	1,323,600	USD	1,443,449	(43,837)
Goldman Sachs & Co.	6/5/2017	GBP	1,796,900	USD	2,325,665	10,072
Goldman Sachs & Co.	6/5/2017	GBP	495,800	USD	641,572	2,654

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2017

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	6/5/2017	GBP	371,900	USD	479,651	$398
JP Morgan & Chase Co.	6/5/2017	GBP	6,856,600	USD	8,878,218	42,392
RBC Capital Markets	6/5/2017	GBP	667,400	USD	864,194	4,143
Goldman Sachs & Co.	6/5/2017	HKD	2,130,000	USD	273,596	224
Goldman Sachs & Co.	6/5/2017	HKD	13,861,400	USD	1,783,379	4,359
Goldman Sachs & Co.	6/5/2017	HKD	2,840,000	USD	365,056	561
JP Morgan & Chase Co.	6/5/2017	HKD	36,306,200	USD	4,671,140	11,478
RBC Capital Markets	6/5/2017	HKD	1,590,800	USD	204,658	490
RBC Capital Markets	6/5/2017	HKD	72,000	USD	9,263	22
Goldman Sachs & Co.	6/5/2017	ILS	26,900	USD	7,460	(139)
Goldman Sachs & Co.	6/5/2017	ILS	73,000	USD	20,156	(466)
Goldman Sachs & Co.	6/5/2017	ILS	582,300	USD	161,012	(3,480)
Goldman Sachs & Co.	6/5/2017	ILS	35,900	USD	9,951	(190)
Goldman Sachs & Co.	6/5/2017	INR	231,600	USD	3,569	(18)
Goldman Sachs & Co.	6/5/2017	INR	9,277,900	USD	143,799	94
Goldman Sachs & Co.	6/5/2017	INR	173,700	USD	2,692	1
Goldman Sachs & Co.	6/5/2017	JPY	91,041,300	USD	799,791	(22,445)
Goldman Sachs & Co.	6/5/2017	JPY	68,281,000	USD	600,186	(16,491)
Goldman Sachs & Co.	6/5/2017	JPY	223,201,300	USD	2,002,619	(13,215)
RBC Capital Markets	6/5/2017	JPY	199,894,500	USD	1,794,957	(10,382)
The Bank of New York Mellon	6/5/2017	JPY	1,281,368,400	USD	11,509,228	(63,401)
Goldman Sachs & Co.	6/5/2017	KRW	155,985,500	USD	138,623	(709)
Goldman Sachs & Co.	6/5/2017	KRW	207,980,600	USD	182,540	(3,236)
Goldman Sachs & Co.	6/5/2017	KRW	99,800,000	USD	87,588	(1,557)
Goldman Sachs & Co.	6/5/2017	KRW	1,021,516,200	USD	898,811	(13,644)
JP Morgan & Chase Co.	6/5/2017	KRW	2,566,016,300	USD	2,254,748	(37,310)
RBC Capital Markets	6/5/2017	KRW	108,313,700	USD	95,158	(1,592)
Goldman Sachs & Co.	6/5/2017	MXN	4,121,300	USD	215,953	(4,884)
Goldman Sachs & Co.	6/5/2017	MXN	793,500	USD	41,172	(1,347)
Goldman Sachs & Co.	6/5/2017	MXN	595,200	USD	31,494	(399)
The Bank of New York Mellon	6/5/2017	MXN	11,141,800	USD	583,843	(13,181)
Goldman Sachs & Co.	6/5/2017	MYR	128,300	USD	29,473	(496)
Goldman Sachs & Co.	6/5/2017	MYR	96,300	USD	22,121	(374)
Goldman Sachs & Co.	6/5/2017	MYR	2,378,300	USD	550,341	(5,194)
Goldman Sachs & Co.	6/5/2017	PHP	619,700	USD	12,419	(28)
Goldman Sachs & Co.	6/5/2017	PHP	12,709,500	USD	253,556	(1,729)
Goldman Sachs & Co.	6/5/2017	PHP	826,300	USD	16,473	(124)
Goldman Sachs & Co.	6/5/2017	PHP	2,370,000	USD	47,078	(526)
Goldman Sachs & Co.	6/5/2017	PLN	42,600	USD	10,955	(496)
Goldman Sachs & Co.	6/5/2017	PLN	56,800	USD	14,577	(691)
The Bank of Nova Scotia	6/5/2017	PLN	1,081,000	USD	278,420	(12,155)
Goldman Sachs & Co.	6/5/2017	RUB	1,749,300	USD	30,474	(331)
Goldman Sachs & Co.	6/5/2017	RUB	38,517,100	USD	670,425	(7,857)
Goldman Sachs & Co.	6/5/2017	RUB	2,332,400	USD	39,606	(1,467)
Goldman Sachs & Co.	6/5/2017	RUB	4,050,000	USD	70,472	(848)
Goldman Sachs & Co.	6/5/2017	SEK	664,800	USD	74,920	(1,592)
Goldman Sachs & Co.	6/5/2017	SEK	886,400	USD	99,789	(2,228)
The Bank of Nova Scotia	6/5/2017	SEK	16,654,100	USD	1,883,735	(33,003)
Goldman Sachs & Co.	6/5/2017	SGD	63,800	USD	45,207	(905)
Goldman Sachs & Co.	6/5/2017	SGD	47,800	USD	33,967	(581)
JP Morgan & Chase Co.	6/5/2017	SGD	1,189,200	USD	851,082	(8,434)
Goldman Sachs & Co.	6/5/2017	THB	579,500	USD	16,683	(330)
Goldman Sachs & Co.	6/5/2017	THB	17,037,100	USD	492,117	(8,079)
Goldman Sachs & Co.	6/5/2017	THB	772,700	USD	22,193	(493)
Goldman Sachs & Co.	6/5/2017	TRY	52,300	USD	14,318	(484)
Goldman Sachs & Co.	6/5/2017	TRY	39,200	USD	10,889	(205)
JP Morgan & Chase Co.	6/5/2017	TRY	132,000	USD	36,783	(576)

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2017

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	6/5/2017	TRY	822,000	USD	229,059	$(3,584)
Goldman Sachs & Co.	6/5/2017	TWD	4,424,500	USD	145,975	(1,144)
Goldman Sachs & Co.	6/5/2017	TWD	81,692,300	USD	2,709,080	(7,267)
Goldman Sachs & Co.	6/5/2017	TWD	3,318,400	USD	110,191	(149)
Goldman Sachs & Co.	6/5/2017	USD	459,996	AUD	617,900	(901)
JP Morgan & Chase Co.	6/5/2017	USD	3,979,455	AUD	5,345,800	(7,569)
RBC Capital Markets	6/5/2017	USD	817,034	AUD	1,097,500	(1,600)
RBC Capital Markets	6/5/2017	USD	49,330	AUD	66,000	(292)
Goldman Sachs & Co.	6/5/2017	USD	1,746,731	BRL	5,664,300	1,732
Goldman Sachs & Co.	6/5/2017	USD	43,584	BRL	140,000	(369)
Goldman Sachs & Co.	6/5/2017	USD	6,018,085	CAD	8,128,200	(383)
RBC Capital Markets	6/5/2017	USD	6,220	CAD	8,500	73
RBC Capital Markets	6/5/2017	USD	802,812	CAD	1,084,300	(52)
Goldman Sachs & Co.	6/5/2017	USD	329,096	CLP	220,922,000	(1,276)
Goldman Sachs & Co.	6/5/2017	USD	17,099	COP	50,579,000	230
Goldman Sachs & Co.	6/5/2017	USD	80,423	COP	234,936,300	70
Goldman Sachs & Co.	6/5/2017	USD	47,133	CZK	1,104,400	(36)
Goldman Sachs & Co.	6/5/2017	USD	7,340,951	EUR	6,528,000	(5,650)
JP Morgan & Chase Co.	6/5/2017	USD	54,619	EUR	50,000	1,564
JP Morgan & Chase Co.	6/5/2017	USD	14,511,818	EUR	12,903,400	(12,687)
RBC Capital Markets	6/5/2017	USD	1,752,646	EUR	1,558,600	(1,298)
Goldman Sachs & Co.	6/5/2017	USD	3,439,764	GBP	2,664,600	(6,001)
JP Morgan & Chase Co.	6/5/2017	USD	8,852,185	GBP	6,856,600	(16,359)
RBC Capital Markets	6/5/2017	USD	352,227	GBP	272,000	(1,712)
RBC Capital Markets	6/5/2017	USD	510,442	GBP	395,400	(906)
Goldman Sachs & Co.	6/5/2017	USD	2,416,790	HKD	18,831,400	96
JP Morgan & Chase Co.	6/5/2017	USD	4,659,151	HKD	36,306,200	511
RBC Capital Markets	6/5/2017	USD	213,386	HKD	1,662,800	23
Goldman Sachs & Co.	6/5/2017	USD	202,899	ILS	718,100	(46)
Goldman Sachs & Co.	6/5/2017	USD	71,779	INR	4,631,200	(47)
Goldman Sachs & Co.	6/5/2017	USD	78,305	INR	5,052,000	(55)
Goldman Sachs & Co.	6/5/2017	USD	20,313	JPY	2,260,000	98
Goldman Sachs & Co.	6/5/2017	USD	3,438,552	JPY	380,263,600	(4,216)
RBC Capital Markets	6/5/2017	USD	1,807,610	JPY	199,894,500	(2,270)
The Bank of New York Mellon	6/5/2017	USD	11,219,138	JPY	1,240,668,400	(14,090)
The Bank of New York Mellon	6/5/2017	USD	283,831	JPY	31,600,000	1,563
The Bank of New York Mellon	6/5/2017	USD	81,481	JPY	9,100,000	706
Goldman Sachs & Co.	6/5/2017	USD	1,327,923	KRW	1,485,282,300	(1,216)
JP Morgan & Chase Co.	6/5/2017	USD	2,294,712	KRW	2,566,016,300	(2,654)
RBC Capital Markets	6/5/2017	USD	96,873	KRW	108,313,700	(123)
Goldman Sachs & Co.	6/5/2017	USD	294,516	MXN	5,510,000	733
The Bank of New York Mellon	6/5/2017	USD	554,059	MXN	10,360,800	1,116
The Bank of New York Mellon	6/5/2017	USD	40,925	MXN	781,000	924
Goldman Sachs & Co.	6/5/2017	USD	8,308	MYR	36,000	101
Goldman Sachs & Co.	6/5/2017	USD	599,953	MYR	2,566,900	(364)
Goldman Sachs & Co.	6/5/2017	USD	331,837	PHP	16,525,500	97
Goldman Sachs & Co.	6/5/2017	USD	26,709	PLN	99,400	10
The Bank of Nova Scotia	6/5/2017	USD	11,589	PLN	45,000	507
The Bank of Nova Scotia	6/5/2017	USD	278,386	PLN	1,036,000	93
Goldman Sachs & Co.	6/5/2017	USD	821,824	RUB	46,648,800	(344)
Goldman Sachs & Co.	6/5/2017	USD	178,840	SEK	1,551,200	(311)
The Bank of Nova Scotia	6/5/2017	USD	1,864,680	SEK	16,176,100	(2,956)
The Bank of Nova Scotia	6/5/2017	USD	54,073	SEK	478,000	940
Goldman Sachs & Co.	6/5/2017	USD	80,674	SGD	111,600	(13)
JP Morgan & Chase Co.	6/5/2017	USD	841,550	SGD	1,164,200	(103)
JP Morgan & Chase Co.	6/5/2017	USD	17,893	SGD	25,000	176
Goldman Sachs & Co.	6/5/2017	USD	453,848	THB	15,453,300	(151)

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2017

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	6/5/2017	USD	84,831	THB	2,936,000	$1,368
Goldman Sachs & Co.	6/5/2017	USD	25,842	TRY	91,500	54
JP Morgan & Chase Co.	6/5/2017	USD	269,436	TRY	954,000	566
Goldman Sachs & Co.	6/5/2017	USD	2,941,340	TWD	88,490,200	1,044
Goldman Sachs & Co.	6/5/2017	USD	31,338	TWD	945,000	84
Goldman Sachs & Co.	6/5/2017	USD	1,672,281	ZAR	22,064,000	8,494
Goldman Sachs & Co.	6/5/2017	ZAR	1,103,200	USD	80,454	(3,584)
Goldman Sachs & Co.	6/5/2017	ZAR	827,400	USD	61,767	(1,262)
Goldman Sachs & Co.	6/5/2017	ZAR	19,754,400	USD	1,467,578	(37,259)
Goldman Sachs & Co.	6/5/2017	ZAR	252,000	USD	18,765	(431)
Goldman Sachs & Co.	6/5/2017	ZAR	127,000	USD	9,434	(240)
Goldman Sachs & Co.	6/6/2017	AED	15,500	USD	4,219	(1)
Goldman Sachs & Co.	6/6/2017	AED	20,700	USD	5,634	(1)
Goldman Sachs & Co.	6/6/2017	AED	531,000	USD	144,545	(22)
Goldman Sachs & Co.	6/6/2017	CHF	5,134,000	USD	5,167,667	(135,212)
Goldman Sachs & Co.	6/6/2017	CHF	235,400	USD	233,869	(9,274)
Goldman Sachs & Co.	6/6/2017	CHF	15,000	USD	15,124	(369)
Goldman Sachs & Co.	6/6/2017	CHF	313,800	USD	311,904	(12,219)
RBC Capital Markets	6/6/2017	CHF	551,100	USD	554,691	(14,537)
RBC Capital Markets	6/6/2017	CHF	27,000	USD	27,177	(711)
Goldman Sachs & Co.	6/6/2017	DKK	642,000	USD	94,214	(2,778)
Goldman Sachs & Co.	6/6/2017	DKK	7,305,500	USD	1,071,507	(32,187)
Goldman Sachs & Co.	6/6/2017	DKK	435,500	USD	63,708	(2,086)
Goldman Sachs & Co.	6/6/2017	DKK	326,600	USD	47,736	(1,606)
Goldman Sachs & Co.	6/6/2017	EGP	482,900	USD	26,526	(128)
Goldman Sachs & Co.	6/6/2017	EGP	15,300	USD	842	(3)
Goldman Sachs & Co.	6/6/2017	EGP	20,400	USD	1,123	(3)
Goldman Sachs & Co.	6/6/2017	HUF	734,100	USD	2,572	(104)
Goldman Sachs & Co.	6/6/2017	HUF	978,800	USD	3,414	(154)
JP Morgan & Chase Co.	6/6/2017	HUF	18,860,500	USD	65,695	(3,056)
Goldman Sachs & Co.	6/6/2017	IDR	280,814,900	USD	20,974	(95)
Goldman Sachs & Co.	6/6/2017	IDR	374,419,900	USD	27,867	(224)
JP Morgan & Chase Co.	6/6/2017	IDR	6,633,162,800	USD	496,012	(1,648)
JP Morgan & Chase Co.	6/6/2017	IDR	200,000,000	USD	14,948	(58)
Goldman Sachs & Co.	6/6/2017	NOK	196,700	USD	22,618	(664)
Goldman Sachs & Co.	6/6/2017	NOK	1,028,200	USD	120,071	(1,632)
Goldman Sachs & Co.	6/6/2017	NOK	147,500	USD	17,150	(309)
The Bank of New York Mellon	6/6/2017	NOK	105,000	USD	12,262	(167)
The Bank of New York Mellon	6/6/2017	NOK	2,456,200	USD	286,832	(3,896)
Goldman Sachs & Co.	6/6/2017	NZD	37,000	USD	25,359	(852)
Goldman Sachs & Co.	6/6/2017	NZD	10,800	USD	7,440	(211)
Goldman Sachs & Co.	6/6/2017	NZD	160,200	USD	109,885	(3,603)
Goldman Sachs & Co.	6/6/2017	NZD	8,100	USD	5,550	(188)
Goldman Sachs & Co.	6/6/2017	QAR	26,100	USD	7,165	(3)
Goldman Sachs & Co.	6/6/2017	QAR	34,800	USD	9,552	(5)
Goldman Sachs & Co.	6/6/2017	QAR	662,900	USD	181,960	(82)
Goldman Sachs & Co.	6/6/2017	USD	112,769	AED	414,200	(1)
Goldman Sachs & Co.	6/6/2017	USD	41,655	AED	153,000	0
Goldman Sachs & Co.	6/6/2017	USD	5,890,660	CHF	5,698,200	(5,022)
RBC Capital Markets	6/6/2017	USD	597,615	CHF	578,100	(498)
Goldman Sachs & Co.	6/6/2017	USD	1,316,736	DKK	8,709,600	(914)
Goldman Sachs & Co.	6/6/2017	USD	22,519	EGP	407,600	(22)
Goldman Sachs & Co.	6/6/2017	USD	6,159	EGP	111,000	(32)
Goldman Sachs & Co.	6/6/2017	USD	6,249	HUF	1,712,900	(5)
JP Morgan & Chase Co.	6/6/2017	USD	3,473	HUF	997,000	161
JP Morgan & Chase Co.	6/6/2017	USD	65,168	HUF	17,863,500	(51)
Goldman Sachs & Co.	6/6/2017	USD	49,210	IDR	655,234,800	(51)

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2017

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	6/6/2017	USD	513,309	IDR	6,833,162,800	$(644)
Goldman Sachs & Co.	6/6/2017	USD	162,956	NOK	1,372,400	(512)
The Bank of New York Mellon	6/6/2017	USD	304,094	NOK	2,561,200	(938)
Goldman Sachs & Co.	6/6/2017	USD	153,363	NZD	216,100	(275)
Goldman Sachs & Co.	6/6/2017	USD	7,687	QAR	28,000	2
Goldman Sachs & Co.	6/6/2017	USD	191,091	QAR	695,800	(13)
Goldman Sachs & Co.	7/5/2017	AED	35,000	USD	9,529	1
Goldman Sachs & Co.	7/5/2017	AED	414,200	USD	112,754	(5)
Goldman Sachs & Co.	7/5/2017	AUD	617,900	USD	459,759	884
JP Morgan & Chase Co.	7/5/2017	AUD	5,345,800	USD	3,977,443	7,455
RBC Capital Markets	7/5/2017	AUD	1,097,500	USD	816,633	1,589
Goldman Sachs & Co.	7/5/2017	CAD	8,128,200	USD	6,021,304	117
RBC Capital Markets	7/5/2017	CAD	1,084,300	USD	803,243	19
Goldman Sachs & Co.	7/5/2017	CHF	5,698,200	USD	5,902,026	4,914
RBC Capital Markets	7/5/2017	CHF	578,100	USD	598,783	502
Goldman Sachs & Co.	7/5/2017	DKK	344,000	USD	52,094	37
Goldman Sachs & Co.	7/5/2017	DKK	8,709,600	USD	1,318,923	905
Goldman Sachs & Co.	7/5/2017	EGP	407,600	USD	22,371	(24)
Goldman Sachs & Co.	7/5/2017	EGP	170,000	USD	9,392	52
Goldman Sachs & Co.	7/5/2017	EUR	6,528,000	USD	7,352,832	5,464
Goldman Sachs & Co.	7/5/2017	EUR	113,000	USD	127,295	112
JP Morgan & Chase Co.	7/5/2017	EUR	12,903,400	USD	14,535,280	12,297
RBC Capital Markets	7/5/2017	EUR	1,558,600	USD	1,755,485	1,256
Goldman Sachs & Co.	7/5/2017	GBP	2,664,600	USD	3,443,039	5,880
Goldman Sachs & Co.	7/5/2017	GBP	322,000	USD	416,130	771
JP Morgan & Chase Co.	7/5/2017	GBP	6,856,600	USD	8,860,717	16,153
RBC Capital Markets	7/5/2017	GBP	395,400	USD	510,936	896
Goldman Sachs & Co.	7/5/2017	HKD	18,831,400	USD	2,418,373	(300)
Goldman Sachs & Co.	7/5/2017	HKD	2,233,000	USD	286,799	(4)
JP Morgan & Chase Co.	7/5/2017	HKD	36,306,200	USD	4,662,442	(666)
RBC Capital Markets	7/5/2017	HKD	1,662,800	USD	213,533	(34)
Goldman Sachs & Co.	7/5/2017	HUF	1,712,900	USD	6,256	5
Goldman Sachs & Co.	7/5/2017	HUF	969,000	USD	3,540	4
JP Morgan & Chase Co.	7/5/2017	HUF	17,863,500	USD	65,238	49
Goldman Sachs & Co.	7/5/2017	IDR	655,234,800	USD	49,026	28
Goldman Sachs & Co.	7/5/2017	IDR	116,810,000	USD	8,711	(24)
JP Morgan & Chase Co.	7/5/2017	IDR	6,833,162,800	USD	511,579	602
Goldman Sachs & Co.	7/5/2017	ILS	718,100	USD	203,104	37
Goldman Sachs & Co.	7/5/2017	ILS	49,000	USD	13,862	6
Goldman Sachs & Co.	7/5/2017	INR	4,631,200	USD	71,524	74
Goldman Sachs & Co.	7/5/2017	INR	206,000	USD	3,182	4
Goldman Sachs & Co.	7/5/2017	JPY	380,263,600	USD	3,443,222	4,106
Goldman Sachs & Co.	7/5/2017	JPY	31,650,000	USD	286,637	394
RBC Capital Markets	7/5/2017	JPY	199,894,500	USD	1,810,106	2,253
The Bank of New York Mellon	7/5/2017	JPY	1,240,668,400	USD	11,234,580	13,936
Goldman Sachs & Co.	7/5/2017	KRW	208,402,000	USD	185,924	(302)
Goldman Sachs & Co.	7/5/2017	KRW	1,485,282,300	USD	1,327,983	752
JP Morgan & Chase Co.	7/5/2017	KRW	2,566,016,300	USD	2,295,123	2,162
RBC Capital Markets	7/5/2017	KRW	108,313,700	USD	96,899	111
Goldman Sachs & Co.	7/5/2017	MYR	240,000	USD	55,749	(227)
Goldman Sachs & Co.	7/5/2017	MYR	2,566,900	USD	599,253	562
Goldman Sachs & Co.	7/5/2017	NOK	1,372,400	USD	163,032	511
Goldman Sachs & Co.	7/5/2017	NOK	112,000	USD	13,305	42
The Bank of New York Mellon	7/5/2017	NOK	2,561,200	USD	304,224	925
Goldman Sachs & Co.	7/5/2017	NZD	216,100	USD	153,275	279
Goldman Sachs & Co.	7/5/2017	PLN	87,000	USD	23,377	(2)
Goldman Sachs & Co.	7/5/2017	PLN	99,400	USD	26,706	(6)

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2017

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	7/5/2017	PLN	1,036,000	USD	278,311	$(94)
Goldman Sachs & Co.	7/5/2017	QAR	695,800	USD	191,017	5
Goldman Sachs & Co.	7/5/2017	QAR	115,000	USD	31,576	6
Goldman Sachs & Co.	7/5/2017	RUB	3,373,000	USD	58,987	(5)
Goldman Sachs & Co.	7/5/2017	RUB	46,648,800	USD	816,288	435
Goldman Sachs & Co.	7/5/2017	SEK	193,000	USD	22,292	39
Goldman Sachs & Co.	7/5/2017	SEK	1,551,200	USD	179,155	307
The Bank of Nova Scotia	7/5/2017	SEK	16,176,100	USD	1,867,910	2,863
Goldman Sachs & Co.	7/5/2017	SGD	111,600	USD	80,701	12
Goldman Sachs & Co.	7/5/2017	SGD	80,000	USD	57,854	12
JP Morgan & Chase Co.	7/5/2017	SGD	1,164,200	USD	841,842	98
Goldman Sachs & Co.	7/5/2017	THB	15,453,300	USD	453,741	110
Goldman Sachs & Co.	7/5/2017	TRY	91,500	USD	25,627	(37)
Goldman Sachs & Co.	7/5/2017	TRY	121,000	USD	33,889	(48)
JP Morgan & Chase Co.	7/5/2017	TRY	954,000	USD	267,124	(448)
Goldman Sachs & Co.	7/5/2017	TWD	4,535,000	USD	150,614	(328)
Goldman Sachs & Co.	7/5/2017	TWD	88,490,200	USD	2,942,318	(2,988)
Goldman Sachs & Co.	7/5/2017	USD	208,340	AUD	280,000	(401)
Goldman Sachs & Co.	7/5/2017	USD	84,449	CAD	114,000	0
Goldman Sachs & Co.	7/5/2017	USD	128,444	CHF	124,000	(115)
Goldman Sachs & Co.	7/5/2017	USD	20,023	THB	682,000	(3)
Goldman Sachs & Co.	7/5/2017	ZAR	999,000	USD	75,321	(360)
Goldman Sachs & Co.	7/5/2017	ZAR	22,064,000	USD	1,663,336	(8,169)
Goldman Sachs & Co.	7/6/2017	BRL	5,664,300	USD	1,733,633	(2,554)
Goldman Sachs & Co.	7/6/2017	CLP	4,625,000	USD	6,882	27
Goldman Sachs & Co.	7/6/2017	CLP	220,922,000	USD	328,460	988
Goldman Sachs & Co.	7/6/2017	MXN	97,000	USD	5,160	(10)
Goldman Sachs & Co.	7/6/2017	MXN	5,510,000	USD	292,995	(685)
The Bank of New York Mellon	7/6/2017	MXN	10,360,800	USD	551,153	(1,071)
Goldman Sachs & Co.	7/6/2017	PHP	16,525,500	USD	331,172	(313)
Goldman Sachs & Co.	7/6/2017	PHP	922,000	USD	18,488	(6)
Goldman Sachs & Co.	7/6/2017	USD	35,782	BRL	117,000	80
Goldman Sachs & Co.	7/7/2017	COP	77,270,000	USD	26,354	15
Goldman Sachs & Co.	7/7/2017	COP	234,936,300	USD	79,862	(221)
Goldman Sachs & Co.	7/7/2017	CZK	1,104,400	USD	47,221	27
Goldman Sachs & Co.	7/7/2017	CZK	215,000	USD	9,130	(58)

Total net unrealized depreciation						$(1,252,841)

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2017

Currency Abbreviations

AED	Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Phillippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

May 31, 2017

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$100,585,365	$—	$65,369	$100,650,734
Preferred Stocks (g)	1,388,042	—	—	1,388,042
Rights (g)	7,903	—	—	7,903
Short-Term Investments	2,702,711	—	—	2,702,711
Derivatives (h)
Forward Foreign Currency Exchange Contracts	—	232,088	—	232,088
Futures Contracts	100,831	—	—	100,831

TOTAL	$104,784,852	$232,088	$65,369	$105,082,309

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Forward Foreign Currency Exchange Contracts	$—	$(1,484,929)	$—	$(1,484,929)

TOTAL	$—	$(1,484,929)	$—	$(1,484,929)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

During the year ended May 31, 2017, the amount of transfers between Level 1 and Level 3 was $56,794. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.	55

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF

May 31, 2017

	Number of Shares	Value
COMMON STOCKS — 90.5%
Australia — 18.2%
AGL Energy Ltd.	528	$10,338
Alumina Ltd. (a)	1,704	2,431
Amcor Ltd.	917	10,452
AMP Ltd.	2,324	8,721
APA Group (b)	882	6,278
Aristocrat Leisure Ltd.	426	6,901
ASX Ltd.	159	6,040
Aurizon Holdings Ltd.	1,624	6,637
AusNet Services	1,411	1,777
Australia & New Zealand Banking Group Ltd.	2,317	48,223
Bank of Queensland Ltd.	335	2,778
Bendigo & Adelaide Bank Ltd.	390	3,266
BHP Billiton Ltd.	2,542	45,143
BlueScope Steel Ltd.	450	3,845
Boral Ltd.	921	4,688
Brambles Ltd.	1,287	9,917
Caltex Australia Ltd.	206	5,060
Challenger Ltd.	421	4,001
CIMIC Group Ltd.	76	2,287
Coca-Cola Amatil Ltd.	453	3,144
Cochlear Ltd.	45	4,902
Commonwealth Bank of Australia	1,349	79,839
Computershare Ltd.	368	3,940
Crown Resorts Ltd.	288	2,771
CSL Ltd.	358	34,393
Dexus REIT	742	5,728
Domino’s Pizza Enterprises Ltd. (a)	39	1,665
Flight Centre Travel Group Ltd.	44	1,169
Fortescue Metals Group Ltd.	1,250	4,505
Goodman Group REIT	1,416	8,943
GPT Group REIT	1,423	5,541
Harvey Norman Holdings Ltd. (a)	440	1,233
Healthscope Ltd.	1,374	2,062
Incitec Pivot Ltd.	1,326	3,370
Insurance Australia Group Ltd.	1,874	8,856
LendLease Group (b)	438	5,315
Macquarie Group Ltd.	254	16,920
Medibank Pvt Ltd.	2,180	4,455
Mirvac Group REIT	2,770	4,693
National Australia Bank Ltd.	2,097	46,932
Newcrest Mining Ltd.	607	9,535
Oil Search Ltd.	1,085	5,732
Orica Ltd.	296	4,328
Origin Energy Ltd.*	1,337	7,650
Qantas Airways Ltd.	346	1,288
QBE Insurance Group Ltd.	1,086	10,410
Ramsay Health Care Ltd.	112	5,736
REA Group Ltd.	42	2,003
Santos Ltd.*	1,448	3,615
Scentre Group REIT	4,141	13,108
SEEK Ltd.	264	3,313
Sonic Healthcare Ltd.	313	5,386
South32 Ltd.	4,183	8,206
Stockland REIT	1,904	6,678
Suncorp Group Ltd.	1,021	10,500

	Number of Shares	Value
Australia (Continued)
Sydney Airport (b)	873	$4,826
Tabcorp Holdings Ltd.	661	2,249
Tatts Group Ltd.	1,066	3,327
Telstra Corp. Ltd.	3,309	10,819
TPG Telecom Ltd. (a)	265	1,160
Transurban Group (b)	1,617	14,803
Treasury Wine Estates Ltd.	584	5,650
Vicinity Centres REIT	2,664	5,463
Wesfarmers Ltd.	884	28,048
Westfield Corp. REIT	1,547	9,748
Westpac Banking Corp.	2,631	59,627
Woodside Petroleum Ltd.	596	14,238
Woolworths Ltd.	1,020	19,744

		716,349

China — 21.7%
3SBio, Inc., 144A*	558	775
58.com, Inc., ADR*	67	2,881
AAC Technologies Holdings, Inc.	664	7,108
Agricultural Bank of China Ltd., Class H	20,527	9,957
Air China Ltd., Class H	1,105	1,051
Alibaba Group Holding Ltd., ADR*	889	108,867
Aluminum Corp. of China Ltd., Class H*	2,465	1,148
Anhui Conch Cement Co. Ltd., Class H	970	3,218
ANTA Sports Products Ltd.	704	2,082
Autohome, Inc., ADR*	41	1,738
AviChina Industry & Technology Co. Ltd., Class H	1,709	1,051
Baidu, Inc., ADR*	215	40,011
Bank of China Ltd., Class H	61,985	31,022
Bank of Communications Co. Ltd., Class H	6,915	5,360
Beijing Capital International Airport Co. Ltd., Class H	1,181	1,725
Belle International Holdings Ltd.	4,830	3,769
BYD Co. Ltd., Class H	555	3,315
CGN Power Co. Ltd., Class H, 144A	7,417	2,199
China Cinda Asset Management Co. Ltd., Class H	6,471	2,450
China CITIC Bank Corp. Ltd., Class H	7,310	4,512
China Coal Energy Co. Ltd., Class H*	2,000	878
China Communications Construction Co. Ltd., Class H	3,478	4,695
China Communications Services Corp. Ltd., Class H	2,413	1,434
China Conch Venture Holdings Ltd.	1,069	2,066
China Construction Bank Corp., Class H	66,533	54,985
China Everbright Bank Co. Ltd., Class H	2,257	1,069
China Evergrande Group (a)	3,355	6,019
China Galaxy Securities Co. Ltd., Class H	2,118	1,949
China Huarong Asset Management Co. Ltd., Class H, 144A	5,000	2,034
China Huishan Dairy Holdings Co. Ltd.	2,821	0
China Life Insurance Co. Ltd., Class H	5,846	19,205
China Longyuan Power Group Corp. Ltd., Class H	2,370	1,785
China Medical System Holdings Ltd.	693	1,229
China Mengniu Dairy Co. Ltd.	2,159	4,366

See Notes to Financial Statements.	56

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
China (Continued)
China Merchants Bank Co. Ltd., Class H	3,066	$9,207
China Minsheng Banking Corp. Ltd., Class H	4,319	4,428
China National Building Material Co. Ltd., Class H	2,262	1,257
China Oilfield Services Ltd., Class H	1,719	1,489
China Pacific Insurance Group Co. Ltd., Class H	2,071	8,292
China Petroleum & Chemical Corp., Class H	20,032	16,427
China Railway Construction Corp. Ltd., Class H	1,518	2,084
China Railway Group Ltd., Class H	3,398	2,817
China Shenhua Energy Co. Ltd., Class H	2,500	6,089
China Southern Airlines Co. Ltd., Class H	1,203	920
China Telecom Corp. Ltd., Class H	10,364	5,147
China Vanke Co. Ltd., Class H	930	2,470
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,867	1,277
CITIC Securities Co. Ltd., Class H	1,934	4,055
CNOOC Ltd.	13,844	15,811
Country Garden Holdings Co. Ltd.	4,196	4,959
CRRC Corp. Ltd., Class H	3,470	3,251
CSPC Pharmaceutical Group Ltd.	3,329	4,981
Ctrip.com International Ltd., ADR*	297	16,231
Dongfeng Motor Group Co. Ltd., Class H	2,131	2,401
ENN Energy Holdings Ltd.	595	3,131
Fosun International Ltd.	2,143	3,333
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	400	1,507
Geely Automobile Holdings Ltd.	3,841	6,359
GF Securities Co. Ltd., Class H	950	1,970
GOME Electrical Appliances Holding Ltd.	8,085	1,048
Great Wall Motor Co. Ltd., Class H	2,480	2,651
Guangzhou Automobile Group Co. Ltd., Class H	1,652	2,773
Guangzhou R&F Properties Co. Ltd., Class H	846	1,368
Haitian International Holdings Ltd.	600	1,394
Haitong Securities Co. Ltd., Class H	2,620	4,391
Hengan International Group Co. Ltd.	568	3,983
Huaneng Power International, Inc., Class H	3,324	2,653
Huaneng Renewables Corp. Ltd., Class H	2,710	897
Huatai Securities Co. Ltd., Class H, 144A	1,113	2,191
Industrial & Commercial Bank of China Ltd., Class H	57,783	38,633
JD.com, Inc., ADR*	515	20,615
Jiangsu Expressway Co. Ltd., Class H	960	1,395
Jiangxi Copper Co. Ltd., Class H	981	1,475
Kingsoft Corp. Ltd.	656	1,764
Lenovo Group Ltd.	5,673	3,713
Longfor Properties Co. Ltd.	1,217	2,477
Minth Group Ltd.*	535	2,176
Momo, Inc., ADR*	69	2,625
NetEase, Inc., ADR	63	17,941
New China Life Insurance Co. Ltd., Class H	644	3,475
New Oriental Education & Technology Group, Inc., ADR*	106	7,597

	Number of Shares	Value
China (Continued)
People’s Insurance Co. Group of China Ltd., Class H	5,999	$2,587
PetroChina Co. Ltd., Class H	16,576	11,040
PICC Property & Casualty Co. Ltd., Class H	3,614	6,029
Ping An Insurance Group Co. of China Ltd., Class H	4,088	26,204
Semiconductor Manufacturing International Corp.*	2,339	2,464
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,480	1,162
Shanghai Electric Group Co. Ltd., Class H*	1,351	586
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	384	1,471
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	574	1,661
Shenzhou International Group Holdings Ltd.	438	2,999
Sihuan Pharmaceutical Holdings Group Ltd.	3,000	1,290
SINA Corp.*	46	4,507
Sino-Ocean Group Holding Ltd.	2,500	1,261
Sinopec Engineering Group Co. Ltd., Class H	443	407
Sinopec Shanghai Petrochemical Co. Ltd., Class H	2,919	1,716
Sinopharm Group Co. Ltd., Class H	845	3,860
SOHO China Ltd.*	977	489
Sunac China Holdings Ltd.	1,675	2,721
Sunny Optical Technology Group Co. Ltd.	560	4,362
TAL Education Group, ADR	37	4,309
Tencent Holdings Ltd.	4,468	153,433
Tingyi Cayman Islands Holding Corp.	1,541	1,883
TravelSky Technology Ltd., Class H	733	2,163
Tsingtao Brewery Co. Ltd., Class H	282	1,285
Vipshop Holdings Ltd., ADR*	321	3,971
Want Want China Holdings Ltd.	4,229	2,969
Weibo Corp., ADR*(a)	21	1,544
Weichai Power Co. Ltd., Class H	1,502	2,436
Yangzijiang Shipbuilding Holdings Ltd.	1,502	1,379
Yanzhou Coal Mining Co. Ltd., Class H	1,457	1,084
YY, Inc., ADR*	23	1,342
Zhejiang Expressway Co. Ltd., Class H	1,126	1,321
Zhuzhou CRRC Times Electric Co. Ltd., Class H	404	2,133
Zijin Mining Group Co. Ltd., Class H	4,426	1,454
ZTE Corp., Class H	649	1,321

		853,924

Hong Kong — 12.9%
AIA Group Ltd.	9,520	67,498
Alibaba Health Information Technology Ltd.*	2,881	1,468
Alibaba Pictures Group Ltd.*(a)	9,764	1,692
ASM Pacific Technology Ltd.	216	3,099
Bank of East Asia Ltd.	871	3,677
Beijing Enterprises Holdings Ltd.	304	1,441
Beijing Enterprises Water Group Ltd.*	3,350	2,683
BOC Hong Kong Holdings Ltd.	2,907	13,113

See Notes to Financial Statements.	57

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Hong Kong (Continued)
Brilliance China Automotive Holdings Ltd.	2,376	$4,433
Cheung Kong Infrastructure Holdings Ltd.	521	4,490
Cheung Kong Property Holdings Ltd.	2,090	15,690
China Everbright International Ltd.	1,661	2,121
China Everbright Ltd.	684	1,536
China Gas Holdings Ltd.	1,371	2,090
China Jinmao Holdings Group Ltd.	3,451	1,129
China Merchants Port Holdings Co. Ltd.	1,095	3,246
China Mobile Ltd.	4,789	53,129
China Overseas Land & Investment Ltd.	3,013	9,048
China Power International Development Ltd.	1,641	625
China Resources Beer Holdings Co. Ltd.	1,328	3,350
China Resources Gas Group Ltd.	699	2,144
China Resources Land Ltd.	2,178	6,401
China Resources Power Holdings Co. Ltd.	1,511	3,118
China State Construction International Holdings Ltd.	1,410	2,446
China Taiping Insurance Holdings Co. Ltd.*	1,118	2,977
China Unicom Hong Kong Ltd.*	4,703	6,747
CITIC Ltd.	4,508	7,150
CK Hutchison Holdings Ltd.	2,109	27,497
CLP Holdings Ltd.	1,290	14,104
COSCO SHIPPING Ports Ltd.	1,202	1,404
Far East Horizon Ltd.	1,253	1,161
First Pacific Co. Ltd.	1,502	1,176
Fullshare Holdings Ltd.*(a)	5,648	2,305
Galaxy Entertainment Group Ltd.	1,898	10,973
GCL-Poly Energy Holdings Ltd.*	10,620	1,131
Guangdong Investment Ltd.	2,215	3,195
Haier Electronics Group Co. Ltd.	1,109	2,821
Hanergy Thin Film Power Group Ltd.*	36,273	0
Hang Lung Group Ltd.	753	3,121
Hang Lung Properties Ltd.	1,590	4,111
Hang Seng Bank Ltd.	592	12,497
Henderson Land Development Co. Ltd.	857	5,537
HK Electric Investments & HK Electric Investments Ltd., 144A (b)	2,259	2,070
HKT Trust & HKT Ltd. (b)	2,974	3,893
Hong Kong & China Gas Co. Ltd.	5,995	12,817
Hong Kong Exchanges & Clearing Ltd.	914	23,071
Hongkong Land Holdings Ltd.	900	6,804
Hysan Development Co. Ltd.	493	2,328
Jardine Matheson Holdings Ltd.	200	12,778
Jardine Strategic Holdings Ltd.	200	8,394
Kerry Properties Ltd.	510	1,803
Kunlun Energy Co. Ltd.*	2,537	2,272
Li & Fung Ltd.	5,319	2,191
Link REIT	1,739	13,724
Melco Resorts & Entertainment Ltd., ADR	194	4,381
MTR Corp. Ltd.	1,195	6,809
New World Development Co. Ltd.	4,565	5,682
Nine Dragons Paper Holdings Ltd.	1,504	1,783
NWS Holdings Ltd.	966	1,869
PCCW Ltd.	3,765	2,194
Power Assets Holdings Ltd.	1,093	9,790
Shanghai Industrial Holdings Ltd.	253	791

	Number of Shares	Value
Hong Kong (Continued)
Shangri-La Asia Ltd.	984	$1,505
Shimao Property Holdings Ltd.	1,060	1,809
Sino Biopharmaceutical Ltd.	3,904	3,482
Sino Land Co. Ltd.	2,459	4,279
SJM Holdings Ltd.	1,289	1,251
Sun Art Retail Group Ltd.	1,801	1,664
Sun Hung Kai Properties Ltd.	1,130	16,720
Swire Pacific Ltd., Class A	391	3,849
Swire Properties Ltd.	931	3,106
Techtronic Industries Co. Ltd.	1,080	5,107
WH Group Ltd., 144A	5,807	5,440
Wharf Holdings Ltd.	960	8,168
Wheelock & Co. Ltd.	639	4,781
Yue Yuen Industrial Holdings Ltd.	583	2,323

		506,502

Indonesia — 2.3%
PT Adaro Energy Tbk	12,210	1,393
PT AKR Corporindo Tbk	1,084	539
PT Astra International Tbk	16,008	10,516
PT Bank Central Asia Tbk	7,749	9,977
PT Bank Danamon Indonesia Tbk	2,313	907
PT Bank Mandiri Persero Tbk	7,411	7,010
PT Bank Negara Indonesia Persero Tbk	5,954	2,928
PT Bank Rakyat Indonesia Persero Tbk	8,762	9,522
PT Bumi Serpong Damai Tbk*	6,032	820
PT Charoen Pokphand Indonesia Tbk	5,605	1,334
PT Gudang Garam Tbk	373	2,071
PT Hanjaya Mandala Sampoerna Tbk	8,340	2,461
PT Indocement Tunggal Prakarsa Tbk	1,446	2,008
PT Indofood CBP Sukses Makmur Tbk	1,830	1,195
PT Indofood Sukses Makmur Tbk	3,364	2,210
PT Jasa Marga Persero Tbk	2,421	954
PT Kalbe Farma Tbk	16,694	1,930
PT Lippo Karawaci Tbk	9,725	497
PT Matahari Department Store Tbk	1,958	2,220
PT Media Nusantara Citra Tbk*	3,707	529
PT Pakuwon Jati Tbk	19,100	875
PT Perusahaan Gas Negara Persero Tbk	6,782	1,222
PT Semen Indonesia Persero Tbk	2,350	1,667
PT Summarecon Agung Tbk	4,693	465
PT Surya Citra Media Tbk	5,316	1,161
PT Telekomunikasi Indonesia Persero Tbk	39,874	13,022
PT Tower Bersama Infrastructure Tbk	1,602	695
PT Unilever Indonesia Tbk	1,288	4,465
PT United Tractors Tbk	1,296	2,702
PT Waskita Karya Persero Tbk	2,861	511
PT XL Axiata Tbk*	3,399	755

		88,561

Ireland — 0.1%
James Hardie Industries PLC CDI (c)	349	5,078

Macau — 0.4%
MGM China Holdings Ltd.	787	1,747
Sands China Ltd.	1,969	9,084
Wynn Macau Ltd.*	1,276	2,833

		13,664

See Notes to Financial Statements.	58

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Malaysia — 2.2%
AirAsia Bhd	1,200	$836
Alliance Financial Group Bhd	776	785
AMMB Holdings Bhd	1,300	1,582
Astro Malaysia Holdings Bhd	1,200	712
Axiata Group Bhd	2,100	2,493
British American Tobacco Malaysia Bhd	150	1,563
CIMB Group Holdings Bhd	2,500	3,738
Dialog Group Bhd	2,500	1,121
DiGi.Com Bhd	2,402	2,778
Felda Global Ventures Holdings Bhd	1,500	613
Gamuda Bhd	1,300	1,622
Genting Bhd	1,800	4,193
Genting Malaysia Bhd	2,453	3,215
Genting Plantations Bhd	100	256
HAP Seng Consolidated Bhd	500	1,072
Hartalega Holdings Bhd	500	709
Hong Leong Bank Bhd	551	1,805
Hong Leong Financial Group Bhd	225	881
IHH Healthcare Bhd	1,576	2,132
IJM Corp. Bhd	2,300	1,870
IOI Corp. Bhd	1,500	1,595
IOI Properties Group Bhd	1,325	656
Kuala Lumpur Kepong Bhd	400	2,314
Malayan Banking Bhd	2,927	6,456
Malaysia Airports Holdings Bhd	625	1,270
Maxis Bhd	1,501	2,157
MISC Bhd	925	1,621
Petronas Chemicals Group Bhd	1,900	3,254
Petronas Dagangan Bhd	200	1,150
Petronas Gas Bhd	575	2,493
PPB Group Bhd	300	1,178
Public Bank Bhd	2,226	10,433
RHB Bank Bhd	600	756
Sapura Energy Bhd	3,100	1,282
Sime Darby Bhd	1,846	4,020
Telekom Malaysia Bhd	851	1,288
Tenaga Nasional Bhd	2,700	8,693
UMW Holdings Bhd*	376	527
Westports Holdings Bhd	800	759
YTL Corp. Bhd	3,500	1,227
YTL Power International Bhd	1,631	583

		87,688

New Zealand — 0.5%
Auckland International Airport Ltd.	748	3,704
Contact Energy Ltd.	647	2,365
Fletcher Building Ltd.	549	2,941
Mercury NZ Ltd.	574	1,322
Meridian Energy Ltd.	1,014	2,047
Ryman Healthcare Ltd.	307	1,812
Spark New Zealand Ltd.	1,319	3,514

		17,705

Philippines — 1.1%
Aboitiz Equity Ventures, Inc.	1,557	2,379
Aboitiz Power Corp.	1,150	907
Alliance Global Group, Inc.	3,200	995
Ayala Corp.	185	3,226

	Number of Shares	Value
Philippines (Continued)
Ayala Land, Inc.	5,826	$4,612
Bank of the Philippine Islands	588	1,245
BDO Unibank, Inc.	1,560	3,839
DMCI Holdings, Inc.	3,100	837
Energy Development Corp.	7,400	907
Globe Telecom, Inc.	25	1,060
GT Capital Holdings, Inc.	75	1,801
International Container Terminal Services, Inc.	403	810
JG Summit Holdings, Inc.	2,150	3,440
Jollibee Foods Corp.	358	1,471
Megaworld Corp.	9,000	850
Metro Pacific Investments Corp.	12,500	1,575
Metropolitan Bank & Trust Co.	230	404
PLDT, Inc.	75	2,604
Robinsons Land Corp.	900	448
Security Bank Corp.	130	569
SM Investments Corp.	187	2,893
SM Prime Holdings, Inc.	6,857	4,642
Universal Robina Corp.	720	2,343

		43,857

Singapore — 3.5%
Ascendas Real Estate Investment Trust REIT	2,050	3,882
CapitaLand Commercial Trust REIT	1,650	1,979
CapitaLand Ltd.	2,051	5,277
CapitaLand Mall Trust REIT	1,901	2,734
City Developments Ltd.	350	2,694
ComfortDelGro Corp. Ltd.	1,700	2,949
DBS Group Holdings Ltd.	1,400	20,712
Genting Singapore PLC	4,803	4,096
Global Logistic Properties Ltd.	2,101	4,403
Golden Agri-Resources Ltd.	5,603	1,478
Hutchison Port Holdings Trust, Class U	5,152	2,087
Jardine Cycle & Carriage Ltd.	100	3,167
Keppel Corp. Ltd.	1,100	5,112
Oversea-Chinese Banking Corp. Ltd.	2,450	18,574
SATS Ltd.	500	1,857
Sembcorp Industries Ltd.	750	1,713
Singapore Airlines Ltd.	400	2,894
Singapore Exchange Ltd.	650	3,415
Singapore Press Holdings Ltd.	1,250	2,864
Singapore Technologies Engineering Ltd.	1,250	3,361
Singapore Telecommunications Ltd.	6,403	17,400
StarHub Ltd.	400	780
Suntec Real Estate Investment Trust REIT	1,900	2,520
United Overseas Bank Ltd.	1,000	16,608
UOL Group Ltd.	350	1,771
Wilmar International Ltd.	1,250	3,198

		137,525

South Korea — 13.6%
Amorepacific Corp.	25	7,659
AMOREPACIFIC Group	25	3,361
BGF retail Co. Ltd.	16	1,994
BNK Financial Group, Inc.	211	1,885
Celltrion, Inc.*	63	5,379

See Notes to Financial Statements.	59

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
South Korea (Continued)
Cheil Worldwide, Inc.	55	$943
CJ CheilJedang Corp.	6	2,044
CJ Corp.	9	1,700
CJ E&M Corp.	19	1,334
CJ Korea Express Corp.*	4	688
Coway Co. Ltd.	42	3,770
Daelim Industrial Co. Ltd.	22	1,816
Daewoo Engineering & Construction Co. Ltd.*	98	661
DGB Financial Group, Inc.	133	1,366
Dongbu Insurance Co. Ltd.	36	2,177
Dongsuh Cos., Inc.	38	1,100
Doosan Bobcat, Inc.	28	933
Doosan Heavy Industries & Construction Co. Ltd.	25	509
E-MART, Inc.	15	3,256
GS Engineering & Construction Corp.*	30	823
GS Holdings Corp.	40	2,604
GS Retail Co. Ltd.	21	1,052
Hana Financial Group, Inc.	221	8,103
Hankook Tire Co. Ltd.	62	3,372
Hanmi Pharm. Co. Ltd.*	5	1,706
Hanmi Science Co. Ltd.*	11	727
Hanon Systems	172	1,590
Hanssem Co. Ltd.	8	1,572
Hanwha Chemical Corp.	85	2,262
Hanwha Corp.	31	1,325
Hanwha Life Insurance Co. Ltd.	102	641
Hanwha Techwin Co. Ltd.*	29	1,294
Hotel Shilla Co. Ltd.	29	1,575
Hyosung Corp.	16	2,401
Hyundai Department Store Co. Ltd.	13	1,347
Hyundai Development Co.-Engineering & Construction	45	2,066
Hyundai Engineering & Construction Co. Ltd.	57	2,479
Hyundai Glovis Co. Ltd.	17	2,422
Hyundai Heavy Industries Co. Ltd.*	24	3,708
Hyundai Marine & Fire Insurance Co. Ltd.	50	1,686
Hyundai Mobis Co. Ltd.	54	13,240
Hyundai Motor Co.	121	17,616
Hyundai Robotics Co. Ltd.*	5	1,822
Hyundai Steel Co.	63	3,331
Hyundai Wia Corp.	10	616
Industrial Bank of Korea	199	2,293
Kakao Corp.	24	2,118
Kangwon Land, Inc.	92	2,979
KB Financial Group, Inc.	312	14,937
KCC Corp.	5	1,820
KEPCO Plant Service & Engineering Co. Ltd.	18	852
Kia Motors Corp.	209	7,290
Korea Aerospace Industries Ltd.	57	3,238
Korea Electric Power Corp.	193	7,361
Korea Gas Corp.*	22	998
Korea Investment Holdings Co. Ltd.	33	1,804
Korea Zinc Co. Ltd.	7	2,738
Korean Air Lines Co. Ltd.*	35	1,110

	Number of Shares	Value
South Korea (Continued)
KT Corp.	25	$727
KT&G Corp.	92	9,121
Kumho Petrochemical Co. Ltd.	14	978
LG Chem Ltd.	36	9,711
LG Corp.	75	5,426
LG Display Co. Ltd.	167	4,863
LG Electronics, Inc.	87	6,411
LG Household & Health Care Ltd.	7	6,146
LG Innotek Co. Ltd.	9	1,077
LG Uplus Corp.	86	1,244
Lotte Chemical Corp.	12	3,864
Lotte Confectionery Co. Ltd.	5	982
Lotte Shopping Co. Ltd.	9	2,303
Medy-Tox, Inc.	3	1,399
Mirae Asset Daewoo Co. Ltd.	290	2,461
NAVER Corp.	22	16,604
NCSoft Corp.	14	4,733
Netmarble Games Corp., 144A*	13	1,765
NH Investment & Securities Co. Ltd.	111	1,403
OCI Co. Ltd.	13	1,033
Orion Corp.	3	2,138
Ottogi Corp.	1	760
Pan Ocean Co. Ltd.*	168	825
POSCO	57	14,357
Posco Daewoo Corp.	23	496
S-1 Corp.	15	1,400
Samsung Biologics Co. Ltd., 144A*	14	2,751
Samsung C&T Corp.	62	7,614
Samsung Card Co. Ltd.	26	975
Samsung Electro-Mechanics Co. Ltd.	43	3,169
Samsung Electronics Co. Ltd.	77	153,711
Samsung Fire & Marine Insurance Co. Ltd.	24	6,270
Samsung Heavy Industries Co. Ltd.*	201	2,208
Samsung Life Insurance Co. Ltd.	55	5,993
Samsung SDI Co. Ltd.	44	6,504
Samsung SDS Co. Ltd.	26	3,785
Samsung Securities Co. Ltd.	51	1,829
Shinhan Financial Group Co. Ltd.	335	14,796
Shinsegae Inc.	6	1,305
SK Holdings Co. Ltd.	25	6,107
SK Hynix, Inc.	461	23,470
SK Innovation Co. Ltd.	51	7,698
SK Networks Co. Ltd.	54	357
SK Telecom Co. Ltd.	17	3,849
S-Oil Corp.	36	3,328
Woori Bank	228	3,116
Yuhan Corp.	6	1,340

		535,895

Taiwan — 11.3%
Acer, Inc.*	2,299	1,261
Advanced Semiconductor Engineering, Inc.	5,149	6,590
Advantech Co. Ltd.	249	2,020
Asia Cement Corp.	1,944	1,800
Asia Pacific Telecom Co. Ltd.*	1,436	492
Asustek Computer, Inc.	555	5,259
AU Optronics Corp.	7,424	2,900

See Notes to Financial Statements.	60

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Taiwan (Continued)
Catcher Technology Co. Ltd.	527	$5,571
Cathay Financial Holding Co. Ltd.	6,121	9,585
Chailease Holding Co. Ltd.	806	2,176
Chang Hwa Commercial Bank Ltd.	3,550	2,071
Cheng Shin Rubber Industry Co. Ltd.	1,530	3,088
Chicony Electronics Co. Ltd.	509	1,322
China Airlines Ltd.	1,842	564
China Development Financial Holding Corp.	11,295	3,087
China Life Insurance Co. Ltd.	2,580	2,530
China Steel Corp.	9,810	8,072
Chunghwa Telecom Co. Ltd.	2,986	10,672
Compal Electronics, Inc.	3,054	2,041
CTBC Financial Holding Co. Ltd.	14,124	8,992
Delta Electronics, Inc.	1,533	8,460
E.Sun Financial Holding Co. Ltd.	6,569	4,062
Eclat Textile Co. Ltd.	137	1,396
Eva Airways Corp.	1,351	660
Evergreen Marine Corp. Taiwan Ltd.*	1,380	693
Far Eastern New Century Corp.	2,738	2,221
Far EasTone Telecommunications Co. Ltd.	1,256	3,194
Feng TAY Enterprise Co. Ltd.	262	1,019
First Financial Holding Co. Ltd.	7,059	4,518
Formosa Chemicals & Fibre Corp.	2,302	6,987
Formosa Petrochemical Corp.	1,048	3,763
Formosa Plastics Corp.	3,251	9,695
Formosa Taffeta Co. Ltd.	892	933
Foxconn Technology Co. Ltd.	723	2,048
Fubon Financial Holding Co. Ltd.	5,226	7,966
Giant Manufacturing Co. Ltd.	221	1,297
Globalwafers Co. Ltd.	116	939
Highwealth Construction Corp.	642	1,060
Hiwin Technologies Corp.	162	1,088
Hon Hai Precision Industry Co. Ltd.	12,253	41,958
Hotai Motor Co. Ltd.	240	3,148
HTC Corp.*	483	1,167
Hua Nan Financial Holdings Co. Ltd.	5,886	3,376
Innolux Corp.	6,840	3,093
Inventec Corp.	1,864	1,385
Largan Precision Co. Ltd.	79	12,475
Lite-On Technology Corp.	1,826	3,066
MediaTek, Inc.	1,181	9,031
Mega Financial Holding Co. Ltd.	8,657	6,979
Merida Industry Co. Ltd.	164	886
Micro-Star International Co. Ltd.	531	1,236
Nan Ya Plastics Corp.	3,744	8,912
Nanya Technology Corp.	377	638
Nien Made Enterprise Co. Ltd.	115	1,195
Novatek Microelectronics Corp.	485	1,927
OBI Pharma, Inc.*	108	921
Pegatron Corp.	1,517	4,680
Phison Electronics Corp.	127	1,376
Pou Chen Corp.	1,409	1,944
Powertech Technology, Inc.	521	1,600
President Chain Store Corp.	450	4,024
Quanta Computer, Inc.	2,124	4,858
Realtek Semiconductor Corp.	352	1,176
Ruentex Development Co. Ltd.*	602	697

	Number of Shares	Value
Taiwan (Continued)
Ruentex Industries Ltd.	404	$604
Shin Kong Financial Holding Co. Ltd.*	6,000	1,546
Siliconware Precision Industries Co. Ltd.	1,447	2,444
SinoPac Financial Holdings Co. Ltd.	8,465	2,620
Standard Foods Corp.	449	1,208
Synnex Technology International Corp.	1,191	1,366
TaiMed Biologics, Inc.*	170	1,074
Taishin Financial Holding Co. Ltd.	6,828	3,053
Taiwan Business Bank	2,578	722
Taiwan Cement Corp.	2,611	2,986
Taiwan Cooperative Financial Holding Co. Ltd.	5,776	2,986
Taiwan Fertilizer Co. Ltd.	521	695
Taiwan High Speed Rail Corp.	1,327	1,121
Taiwan Mobile Co. Ltd.	1,263	4,703
Taiwan Semiconductor Manufacturing Co. Ltd.	19,353	130,611
Teco Electric and Machinery Co. Ltd.	1,379	1,332
Transcend Information, Inc.	200	685
Uni-President Enterprises Corp.	3,659	7,311
United Microelectronics Corp.	9,590	3,969
Vanguard International Semiconductor Corp.	806	1,519
Wistron Corp.	1,978	1,828
WPG Holdings Ltd.	1,219	1,629
Yuanta Financial Holding Co. Ltd.	8,283	3,594
Yulon Motor Co. Ltd.	763	682
Zhen Ding Technology Holding Ltd.	375	923

		445,051

Thailand — 2.0%
Advanced Info Service PCL, NVDR	798	4,053
Airports of Thailand PCL, NVDR	3,000	3,743
Bangkok Dusit Medical Services PCL, NVDR	3,200	1,747
Bangkok Expressway & Metro PCL, NVDR	6,700	1,426
Banpu PCL, NVDR	2,200	1,150
Berli Jucker PCL, NVDR	1,300	1,746
BTS Group Holdings PCL, NVDR	4,600	1,155
Bumrungrad Hospital PCL	300	1,528
Central Pattana PCL, NVDR	1,100	2,131
Charoen Pokphand Foods PCL, NVDR	2,100	1,535
CP ALL PCL, NVDR	3,811	6,993
Delta Electronics Thailand PCL, NVDR	400	1,057
Electricity Generating PCL, NVDR	100	628
Energy Absolute PCL, NVDR	800	699
Glow Energy PCL, NVDR	500	1,182
Home Product Center PCL, NVDR	4,700	1,366
Indorama Ventures PCL, NVDR	826	891
IRPC PCL, NVDR	8,873	1,329
Kasikornbank PCL, NVDR	1,500	8,257
KCE Electronics PCL, NVDR	200	634
Krung Thai Bank PCL, NVDR	3,204	1,797
Minor International PCL, NVDR	1,700	1,872
PTT Exploration & Production PCL, NVDR	1,100	2,907
PTT Global Chemical PCL	1,500	3,127
PTT PCL, NVDR	825	9,519
Robinson PCL, NVDR	400	699

See Notes to Financial Statements.	61

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Thailand (Continued)
Siam Cement PCL	100	$1,544
Siam Cement PCL, NVDR	200	3,089
Siam Commercial Bank PCL, NVDR	1,400	6,289
Thai Oil PCL, NVDR	551	1,246
Thai Union Group PCL, NVDR	1,500	925
TMB Bank PCL, NVDR	10,400	660
True Corp. PCL, NVDR*	7,900	1,438

		78,362

United Kingdom — 0.4%
Rio Tinto Ltd.	336	15,682

United States — 0.3%
Yum China Holdings, Inc.*	288	11,062

TOTAL COMMON STOCKS (Cost $3,256,896)		3,556,905

PREFERRED STOCKS — 0.7%
South Korea — 0.7%
Amorepacific Corp.	7	1,332
Hyundai Motor Co.	18	1,704

	Number of Shares	Value
South Korea (Continued)
Hyundai Motor Co. — 2nd Preferred	26	$2,636
LG Chem Ltd.	4	727
LG Household & Health Care Ltd.	2	1,101
Samsung Electronics Co. Ltd.	14	21,870

		29,370

TOTAL PREFERRED STOCKS (Cost $18,227)		29,370

SECURITIES LENDING COLLATERAL — 0.6%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.74% (d)(e) (Cost $22,677)	22,677	22,677

TOTAL INVESTMENTS — 91.8% (Cost $3,297,800)†		$3,608,952
Other assets and liabilities, net — 8.2%		323,538

NET ASSETS — 100.0%		$3,932,490

*	Non-income producing security.
†	The cost for federal income tax purposes was $3,342,940. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $266,012. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $595,442 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $329,430.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2017 amounted to $21,491, which is 0.5% of net assets.
(b)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Security is listed in country of domicile. Significant business activities of company are in Australia, New Zealand and the United States.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
NVDR:	Non Voting Depositary Receipt
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2017, open future contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
SGX NIFTY 50 Futures	USD	17	$327,658	6/29/2017	$5,274

As of May 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
RBC Capital Markets	6/5/2017	AUD	163,700	USD	122,351	$723
The Bank of New York Mellon	6/5/2017	AUD	896,000	USD	669,648	3,927
Goldman Sachs & Co.	6/5/2017	HKD	8,424,600	USD	1,083,891	2,650
Goldman Sachs & Co.	6/5/2017	HKD	48,000	USD	6,175	14
Goldman Sachs & Co.	6/5/2017	INR	7,550,000	USD	117,018	77

See Notes to Financial Statements.	62

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

May 31, 2017

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
RBC Capital Markets	6/5/2017	KRW	9,641,000	USD	8,460	$(151)
RBC Capital Markets	6/5/2017	KRW	76,458,200	USD	67,230	(1,066)
The Bank of New York Mellon	6/5/2017	KRW	525,108,200	USD	461,837	(7,209)
Goldman Sachs & Co.	6/5/2017	MYR	10,000	USD	2,304	(32)
Goldman Sachs & Co.	6/5/2017	MYR	386,000	USD	89,321	(843)
Goldman Sachs & Co.	6/5/2017	PHP	2,072,500	USD	41,236	(393)
Goldman Sachs & Co.	6/5/2017	PHP	62,000	USD	1,233	(12)
Goldman Sachs & Co.	6/5/2017	SGD	192,700	USD	137,904	(1,373)
Goldman Sachs & Co.	6/5/2017	THB	2,779,000	USD	80,272	(1,318)
Goldman Sachs & Co.	6/5/2017	TWD	13,299,300	USD	441,031	(1,183)
RBC Capital Markets	6/5/2017	USD	121,863	AUD	163,700	(236)
The Bank of New York Mellon	6/5/2017	USD	658,821	AUD	885,000	(1,274)
The Bank of New York Mellon	6/5/2017	USD	8,221	AUD	11,000	(48)
Goldman Sachs & Co.	6/5/2017	USD	1,087,359	HKD	8,472,600	43
Goldman Sachs & Co.	6/5/2017	USD	29,243	INR	1,887,000	(15)
Goldman Sachs & Co.	6/5/2017	USD	87,962	INR	5,663,000	(248)
RBC Capital Markets	6/5/2017	USD	77,005	KRW	86,099,200	(98)
The Bank of New York Mellon	6/5/2017	USD	469,475	KRW	525,108,200	(430)
Goldman Sachs & Co.	6/5/2017	USD	92,556	MYR	396,000	(56)
Goldman Sachs & Co.	6/5/2017	USD	42,861	PHP	2,134,500	13
Goldman Sachs & Co.	6/5/2017	USD	138,577	SGD	191,700	(23)
Goldman Sachs & Co.	6/5/2017	USD	716	SGD	1,000	7
Goldman Sachs & Co.	6/5/2017	USD	81,616	THB	2,779,000	(27)
Goldman Sachs & Co.	6/5/2017	USD	439,664	TWD	13,227,300	156
Goldman Sachs & Co.	6/5/2017	USD	2,386	TWD	72,000	8
RBC Capital Markets	6/6/2017	IDR	1,199,278,300	USD	89,706	(271)
RBC Capital Markets	6/6/2017	IDR	11,115,000	USD	831	(3)
Goldman Sachs & Co.	6/6/2017	NZD	25,800	USD	17,697	(580)
Goldman Sachs & Co.	6/6/2017	NZD	1,000	USD	686	(23)
RBC Capital Markets	6/6/2017	USD	90,870	IDR	1,210,393,300	(59)
Goldman Sachs & Co.	6/6/2017	USD	19,020	NZD	26,800	(34)
The Bank of New York Mellon	7/5/2017	AUD	1,048,700	USD	780,292	1,488
Goldman Sachs & Co.	7/5/2017	HKD	387,000	USD	49,705	(1)
Goldman Sachs & Co.	7/5/2017	HKD	8,472,600	USD	1,088,071	(135)
RBC Capital Markets	7/5/2017	IDR	1,210,393,300	USD	90,632	120
The Bank of New York Mellon	7/5/2017	KRW	19,314,000	USD	17,239	(19)
The Bank of New York Mellon	7/5/2017	KRW	611,207,400	USD	546,795	627
The Bank of New York Mellon	7/5/2017	KRW	5,470,000	USD	4,887	(1)
Goldman Sachs & Co.	7/5/2017	MYR	396,000	USD	92,448	87
Goldman Sachs & Co.	7/5/2017	NZD	26,800	USD	19,009	35
Goldman Sachs & Co.	7/5/2017	SGD	191,700	USD	138,624	20
Goldman Sachs & Co.	7/5/2017	THB	2,779,000	USD	81,597	20
Goldman Sachs & Co.	7/5/2017	TWD	13,227,300	USD	439,810	(447)
Goldman Sachs & Co.	7/5/2017	TWD	292,000	USD	9,685	(34)
RBC Capital Markets	7/5/2017	USD	36,460	AUD	49,000	(71)
Goldman Sachs & Co.	7/5/2017	USD	18,491	HKD	144,000	4
RBC Capital Markets	7/5/2017	USD	2,742	IDR	36,627,000	(3)
Goldman Sachs & Co.	7/5/2017	USD	4,435	MYR	19,000	(4)
Goldman Sachs & Co.	7/5/2017	USD	1,419	NZD	2,000	(3)
Goldman Sachs & Co.	7/5/2017	USD	2,791	THB	95,000	(2)
Goldman Sachs & Co.	7/6/2017	PHP	55,000	USD	1,104	1
Goldman Sachs & Co.	7/6/2017	PHP	2,134,500	USD	42,776	(40)

Total net unrealized depreciation						$(7,745)

See Notes to Financial Statements.	63

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

May 31, 2017

Currency Abbreviations

AUD	Australian Dollar
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Phillippine Peso
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$3,547,659	$—	$9,246	$3,556,905
Preferred Stocks	29,370	—	—	29,370
Short-Term Investments	22,677	—	—	22,677
Derivatives (g)
Forward Foreign Currency Exchange Contracts	—	10,020	—	10,020
Futures Contracts	5,274	—	—	5,274

TOTAL	$3,604,980	$10,020	$9,246	$3,624,246

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Exchange Contracts	$—	$(17,765)	$—	$(17,765)

TOTAL	$—	$(17,765)	$—	$(17,765)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

During the period ended May 31, 2017, the amount of transfers between Level 1 and Level 3 was $16,787. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.	64

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Brazil Hedged Equity ETF

May 31, 2017

	Number of Shares	Value
COMMON STOCKS — 54.9%
Consumer Discretionary — 4.0%
Kroton Educacional SA	18,149	$81,324
Lojas Americanas SA	2,440	9,350
Lojas Renner SA	9,299	75,778

		166,452

Consumer Staples — 12.7%
Ambev SA	54,374	314,386
BRF SA	5,868	78,555
JBS SA	10,749	26,806
M Dias Branco SA	1,319	22,052
Natura Cosmeticos SA	2,240	22,546
Raia Drogasil SA	3,004	66,839

		531,184

Energy — 6.0%
Cosan SA Industria e Comercio	2,142	23,850
Petroleo Brasileiro SA*	28,782	121,142
Ultrapar Participacoes SA	4,700	108,715

		253,707

Financials — 10.1%
Banco Bradesco SA	9,472	79,178
Banco do Brasil SA	9,169	80,301
Banco Santander Brasil SA	5,506	43,286
BB Seguridade Participacoes SA	4,466	40,162
BM&FBovespa SA — Bolsa de Valores Mercadorias e Futuros	27,132	154,443
Porto Seguro SA	1,468	14,608
Sul America SA	2,322	12,809

		424,787

Health Care — 1.9%
Hypermarcas SA	4,519	41,197
Odontoprev SA	3,442	12,838
Qualicorp SA	2,923	25,310

		79,345

Industrials — 5.4%
CCR SA	15,914	81,538
Embraer SA	8,760	43,341
Localiza Rent a Car SA	2,182	29,319
Rumo SA*	10,549	27,644
WEG SA	7,442	43,696

		225,538

Information Technology — 2.7%
Cielo SA	16,053	113,157

Materials — 5.8%
Cia Siderurgica Nacional SA*	8,214	17,413
Duratex SA	4,091	10,152
Fibria Celulose SA	3,255	37,318
Klabin SA	7,741	39,950
Vale SA	16,732	140,487

		245,320

Real Estate — 1.3%
BR Malls Participacoes SA	8,781	32,508

	Number of Shares	Value
Real Estate (Continued)
Multiplan Empreendimentos Imobiliarios SA	1,099	$21,770

		54,278

Telecommunication Services — 0.8%
TIM Participacoes SA	11,127	34,111

Utilities — 4.2%
Centrais Eletricas Brasileiras SA*	2,800	11,897
Cia de Saneamento Basico do Estado de Sao Paulo	4,441	39,799
CPFL Energia SA	3,342	27,152
EDP — Energias do Brasil SA	4,018	16,564
Engie Brasil Energia SA	2,135	21,885
Equatorial Energia SA	2,577	42,526
Transmissora Alianca de Energia Eletrica SA	2,423	16,997

		176,820

TOTAL COMMON STOCKS (Cost $1,935,676)		2,304,699

PREFERRED STOCKS — 37.8%
Consumer Discretionary — 1.0%
Lojas Americanas SA	9,563	43,146

Consumer Staples — 1.0%
Cia Brasileira de Distribuicao*	2,052	43,742

Energy — 3.9%
Petroleo Brasileiro SA*	40,952	164,013

Financials — 21.9%
Banco Bradesco SA	37,289	317,123
Itau Unibanco Holding SA	41,623	457,268
Itausa — Investimentos Itau SA	51,958	143,706

		918,097

Materials — 6.8%
Braskem SA, Class A	2,265	23,189
Gerdau SA	12,039	35,493
Suzano Papel e Celulose SA, Class A	5,349	25,373
Vale SA	25,032	199,501

		283,556

Telecommunication Services — 2.0%
Telefonica Brasil SA	5,918	85,589

Utilities — 1.2%
Centrais Eletricas Brasileiras SA, Class B	2,956	15,767
Cia Energetica de Minas Gerais	9,904	23,383
Cia Paranaense de Energia, Class B	1,332	11,464

		50,614

TOTAL PREFERRED STOCKS (Cost $1,208,600)		1,588,757

TOTAL INVESTMENTS — 92.7% (Cost $3,144,276)†		$3,893,456
Other assets and liabilities, net — 7.3%		308,436

NET ASSETS — 100.0%		$4,201,892

See Notes to Financial Statements.	65

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Brazil Hedged Equity ETF (Continued)

May 31, 2017

*	Non-income producing security.
†	The cost for federal income tax purposes was $4,032,211. At May 31, 2017, net unrealized depreciation for all securities based on tax cost was $138,755. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $278,042 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $416,797.

At May 31, 2017, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
CME USD IBOVESPA Futures	USD	1	$62,945	6/14/2017	$(2,280)

As of May 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	6/5/2017	BRL	9,643,745	USD	2,989,660	$12,816
JP Morgan & Chase Co.	6/5/2017	BRL	165,000	USD	51,416	484
JP Morgan & Chase Co.	6/5/2017	BRL	134,000	USD	41,532	169
JP Morgan & Chase Co.	6/5/2017	BRL	298,000	USD	92,423	436
The Bank of New York Mellon	6/5/2017	BRL	2,773,755	USD	861,950	5,744
The Bank of Nova Scotia	6/5/2017	BRL	1,056,400	USD	327,485	1,394
Goldman Sachs & Co.	6/5/2017	USD	2,973,894	BRL	9,643,745	2,949
JP Morgan & Chase Co.	6/5/2017	USD	41,615	BRL	135,000	57
JP Morgan & Chase Co.	6/5/2017	USD	140,609	BRL	462,000	2,001
The Bank of New York Mellon	6/5/2017	USD	855,358	BRL	2,773,755	848
The Bank of Nova Scotia	6/5/2017	USD	325,768	BRL	1,056,400	323
Goldman Sachs & Co.	7/6/2017	BRL	9,643,745	USD	2,951,595	(4,348)
JP Morgan & Chase Co.	7/6/2017	BRL	136,000	USD	41,583	(103)
JP Morgan & Chase Co.	7/6/2017	BRL	135,000	USD	41,312	(67)
The Bank of New York Mellon	7/6/2017	BRL	2,773,755	USD	848,970	(1,225)
The Bank of Nova Scotia	7/6/2017	BRL	1,056,400	USD	323,177	(625)

Total net unrealized appreciation						$20,853

Currency Abbreviations

BRL	Brazilian Real
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	66

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Brazil Hedged Equity ETF (Continued)

May 31, 2017

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$2,304,699	$—	$—	$2,304,699
Preferred Stocks (a)	1,588,757	—	—	1,588,757
Derivatives (b)
Forward Foreign Currency Exchange Contracts	—	27,221	—	27,221

TOTAL	$3,893,456	$27,221	$—	$3,920,677

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Exchange Contracts	$—	$(6,368)	$—	$(6,368)
Futures Contracts	(2,280)	—	—	(2,280)

TOTAL	$(2,280)	$(6,368)	$—	$(8,648)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during year ended May 31, 2017.

See Notes to Financial Statements.	67

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF

May 31, 2017

	Number of Shares	Value
COMMON STOCKS — 93.9%
Brazil — 4.0%
Ambev SA	186,453	$1,078,056
Banco Bradesco SA	36,234	302,888
Banco do Brasil SA	33,991	297,688
Banco Santander Brasil SA	16,448	129,309
BB Seguridade Participacoes SA	27,680	248,918
BM&FBovespa SA — Bolsa de Valores Mercadorias e Futuros	81,704	465,084
BR Malls Participacoes SA	26,417	97,800
BRF SA	17,670	236,550
CCR SA	47,925	245,553
Centrais Eletricas Brasileiras SA*	8,597	36,530
Cia de Saneamento Basico do Estado de Sao Paulo	13,514	121,110
Cia Siderurgica Nacional SA*	24,690	52,341
Cielo SA	48,343	340,767
Cosan SA Industria e Comercio	6,452	71,838
CPFL Energia SA	10,063	81,755
Duratex SA	12,310	30,547
EDP — Energias do Brasil SA	11,998	49,461
Embraer SA	26,352	130,378
Engie Brasil Energia SA	6,453	66,146
Equatorial Energia SA	7,857	129,657
Fibria Celulose SA	9,857	113,010
Hypermarcas SA	13,750	125,350
JBS SA	32,370	80,726
Klabin SA	23,312	120,308
Kroton Educacional SA	54,654	244,900
Localiza Rent a Car SA	6,595	88,614
Lojas Americanas SA	7,344	28,142
Lojas Renner SA	27,992	228,109
M Dias Branco SA	4,021	67,225
Multiplan Empreendimentos Imobiliarios SA	3,350	66,359
Natura Cosmeticos SA	6,821	68,654
Odontoprev SA	10,504	39,180
Petroleo Brasileiro SA*	117,716	495,462
Porto Seguro SA	4,474	44,519
Qualicorp SA	8,819	76,363
Raia Drogasil SA	9,145	203,477
Rumo SA*	31,769	83,253
Sul America SA	6,992	38,569
TIM Participacoes SA	33,507	102,718
Transmissora Alianca de Energia Eletrica SA	7,298	51,195
Ultrapar Participacoes SA	14,301	330,793
Vale SA	50,886	427,254
WEG SA	22,342	131,182

		7,467,738

Chile — 1.0%
AES Gener SA	116,258	42,605
Aguas Andinas SA, Class A	103,401	57,328
Banco de Chile	965,070	122,961
Banco de Credito e Inversiones	1,466	81,901
Banco Santander Chile	2,608,050	160,826
Cencosud SA	56,595	152,524

	Number of Shares	Value
Chile (Continued)
Cia Cervecerias Unidas SA	5,844	$76,702
Colbun SA	312,038	70,178
Empresa Nacional de Telecomunicaciones SA	5,971	66,403
Empresas CMPC SA	49,428	117,188
Empresas COPEC SA	17,990	204,928
Enel Americas SA	1,153,149	217,897
Enel Chile SA	776,494	85,636
Enel Generacion Chile SA	129,726	99,807
Itau CorpBanca	6,078,505	56,329
Latam Airlines Group SA	12,028	133,304
SACI Falabella	24,066	198,725

		1,945,242

China — 22.9%
3SBio, Inc., 144A*	40,053	55,614
58.com, Inc., ADR*	3,573	153,639
AAC Technologies Holdings, Inc.	31,071	332,592
Agricultural Bank of China Ltd., Class H	1,033,158	501,163
Air China Ltd., Class H	72,167	68,624
Alibaba Group Holding Ltd., ADR*	44,723	5,476,779
Aluminum Corp. of China Ltd., Class H*	155,953	72,648
Anhui Conch Cement Co. Ltd., Class H	48,820	161,949
ANTA Sports Products Ltd.	42,349	125,266
Autohome, Inc., ADR*	2,067	87,599
AviChina Industry & Technology Co. Ltd., Class H	83,861	51,548
Baidu, Inc., ADR*	10,805	2,010,810
Bank of China Ltd., Class H	3,141,277	1,572,140
Bank of Communications Co. Ltd., Class H	346,111	268,270
Beijing Capital International Airport Co. Ltd., Class H	59,451	86,820
Belle International Holdings Ltd.	250,131	195,160
BYD Co. Ltd., Class H	25,327	151,295
CGN Power Co. Ltd., Class H, 144A	419,362	124,314
China Cinda Asset Management Co. Ltd., Class H	348,720	132,014
China CITIC Bank Corp. Ltd., Class H	353,084	217,943
China Coal Energy Co. Ltd., Class H*	81,193	35,634
China Communications Construction Co. Ltd., Class H	175,073	236,350
China Communications Services Corp. Ltd., Class H	94,562	56,185
China Conch Venture Holdings Ltd.	64,227	124,126
China Construction Bank Corp., Class H	3,327,319	2,749,797
China Everbright Bank Co. Ltd., Class H	108,642	51,445
China Evergrande Group (a)	162,472	291,478
China Galaxy Securities Co. Ltd., Class H	131,355	120,861
China Huarong Asset Management Co. Ltd., Class H, 144A	247,572	100,712
China Huishan Dairy Holdings Co. Ltd.	136,324	17
China Life Insurance Co. Ltd., Class H	294,240	966,634
China Longyuan Power Group Corp. Ltd., Class H	125,468	94,513
China Medical System Holdings Ltd.	49,176	87,213
China Mengniu Dairy Co. Ltd.	108,643	219,724

See Notes to Financial Statements.	68

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
China (Continued)
China Merchants Bank Co. Ltd., Class H	154,304	$463,355
China Minsheng Banking Corp. Ltd., Class H	219,335	224,893
China National Building Material Co. Ltd., Class H	113,849	63,261
China Oilfield Services Ltd., Class H	71,616	62,035
China Pacific Insurance Group Co. Ltd., Class H	104,254	417,415
China Petroleum & Chemical Corp., Class H	1,008,857	827,277
China Railway Construction Corp. Ltd., Class H	77,996	107,097
China Railway Group Ltd., Class H	158,051	131,024
China Shenhua Energy Co. Ltd., Class H	134,387	327,321
China Southern Airlines Co. Ltd., Class H	71,836	54,943
China Telecom Corp. Ltd., Class H	548,743	272,521
China Vanke Co. Ltd., Class H	46,797	124,311
Chongqing Changan Automobile Co. Ltd., Class B	33,900	44,808
Chongqing Rural Commercial Bank Co. Ltd., Class H	99,383	67,977
CITIC Securities Co. Ltd., Class H	90,090	188,907
CNOOC Ltd.	706,183	806,543
Country Garden Holdings Co. Ltd.	211,187	249,602
CRRC Corp. Ltd., Class H	164,199	153,820
CSPC Pharmaceutical Group Ltd.	167,531	250,677
Ctrip.com International Ltd., ADR*	14,758	806,525
Dongfeng Motor Group Co. Ltd., Class H	107,276	120,870
ENN Energy Holdings Ltd.	29,964	157,654
Fosun International Ltd.	101,908	158,501
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	19,994	75,306
Geely Automobile Holdings Ltd.	193,328	320,040
GF Securities Co. Ltd., Class H	53,834	111,640
GOME Electrical Appliances Holding Ltd.	434,321	56,293
Great Wall Motor Co. Ltd., Class H	122,563	131,016
Guangzhou Automobile Group Co. Ltd., Class H	83,143	139,558
Guangzhou R&F Properties Co. Ltd., Class H	38,138	61,666
Haitian International Holdings Ltd.	25,244	58,635
Haitong Securities Co. Ltd., Class H	128,081	214,659
Hengan International Group Co. Ltd.	28,586	200,477
Huaneng Power International, Inc., Class H	167,277	133,520
Huaneng Renewables Corp. Ltd., Class H	188,396	62,375
Huatai Securities Co. Ltd., Class H, 144A	64,576	127,121
Industrial & Commercial Bank of China Ltd., Class H	2,917,222	1,950,418
JD.com, Inc., ADR*	25,934	1,038,138
Jiangsu Expressway Co. Ltd., Class H	48,321	70,194
Jiangxi Copper Co. Ltd., Class H	49,378	74,265
Kingsoft Corp. Ltd.	31,011	83,372
Lenovo Group Ltd.	285,519	186,864
Longfor Properties Co. Ltd.	57,750	117,537
Minth Group Ltd.*	26,916	109,494
Momo, Inc., ADR*	3,465	131,809

	Number of Shares	Value
China (Continued)
NetEase, Inc., ADR	3,146	$895,918
New China Life Insurance Co. Ltd., Class H	30,668	165,490
New Oriental Education & Technology Group, Inc., ADR*	5,293	379,349
People’s Insurance Co. Group of China Ltd., Class H	276,043	119,025
PetroChina Co. Ltd., Class H	834,297	555,659
PICC Property & Casualty Co. Ltd., Class H	181,875	303,415
Ping An Insurance Group Co. of China Ltd., Class H	206,145	1,321,383
Semiconductor Manufacturing International Corp.*	108,390	114,197
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	74,487	58,500
Shanghai Electric Group Co. Ltd., Class H*	111,678	48,440
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	19,136	73,302
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	36,300	57,644
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	27,257	78,876
Shenzhou International Group Holdings Ltd.	22,128	151,495
Sihuan Pharmaceutical Holdings Group Ltd.	149,945	64,461
SINA Corp.*	2,242	219,649
Sino-Ocean Group Holding Ltd.	118,846	59,937
Sinopec Engineering Group Co. Ltd., Class H	49,099	45,113
Sinopec Shanghai Petrochemical Co. Ltd., Class H	138,200	81,226
Sinopharm Group Co. Ltd., Class H	47,166	215,476
SOHO China Ltd.*	82,240	41,159
Sunac China Holdings Ltd.	76,350	124,040
Sunny Optical Technology Group Co. Ltd.	28,196	219,632
TAL Education Group, ADR	1,809	210,694
Tencent Holdings Ltd.	224,851	7,721,494
Tingyi Cayman Islands Holding Corp.	77,565	94,760
TravelSky Technology Ltd., Class H	36,876	108,841
Tsingtao Brewery Co. Ltd., Class H	14,247	64,904
Vipshop Holdings Ltd., ADR*	16,055	198,600
Want Want China Holdings Ltd.	197,934	138,940
Weibo Corp., ADR*	1,079	79,339
Weichai Power Co. Ltd., Class H	38,416	62,313
Yanzhou Coal Mining Co. Ltd., Class H	73,328	54,578
YY, Inc., ADR*	1,257	73,333
Zhejiang Expressway Co. Ltd., Class H	56,379	66,128
Zhuzhou CRRC Times Electric Co. Ltd., Class H	21,643	114,290
Zijin Mining Group Co. Ltd., Class H	226,851	74,525
ZTE Corp., Class H	28,381	57,763

		43,030,498

See Notes to Financial Statements.	69

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Colombia — 0.3%
Bancolombia SA	9,070	$94,793
Cementos Argos SA	18,216	73,204
Ecopetrol SA	195,101	89,308
Grupo Argos SA	11,484	82,456
Grupo de Inversiones Suramericana SA	9,273	122,733
Interconexion Electrica SA ESP	15,330	74,116

		536,610

Czech Republic — 0.2%
CEZ AS	6,382	121,341
Komercni banka AS	3,006	119,766
Moneta Money Bank AS, 144A	19,196	65,344
O2 Czech Republic AS	2,453	29,521

		335,972

Egypt — 0.1%
Commercial International Bank Egypt SAE	41,064	187,737
Egyptian Financial Group-Hermes Holding Co.	19,451	27,554
Global Telecom Holding SAE*	82,970	29,796

		245,087

Greece — 0.4%
Alpha Bank AE*	54,694	125,954
Eurobank Ergasias SA*	73,473	74,283
FF Group*	1,324	29,598
Hellenic Telecommunications Organization SA	9,691	110,497
JUMBO SA	4,035	73,023
National Bank of Greece SA*	217,019	75,819
OPAP SA	8,830	98,200
Piraeus Bank SA*	224,464	50,178
Titan Cement Co. SA	1,828	53,719

		691,271

Hong Kong — 3.9%
Alibaba Health Information Technology Ltd.*	129,421	65,935
Alibaba Pictures Group Ltd.*(a)	498,915	86,433
Beijing Enterprises Holdings Ltd.	19,963	94,659
Beijing Enterprises Water Group Ltd.*	190,075	152,205
Brilliance China Automotive Holdings Ltd.	119,572	223,108
China Everbright International Ltd.	97,491	124,482
China Everbright Ltd.	36,651	82,308
China Gas Holdings Ltd.	69,010	105,208
China Jinmao Holdings Group Ltd.	147,695	48,331
China Merchants Port Holdings Co. Ltd.	51,914	153,892
China Mobile Ltd.	242,894	2,694,649
China Overseas Land & Investment Ltd.	151,631	455,328
China Power International Development Ltd.	130,878	49,882
China Resources Beer Holdings Co. Ltd.	64,141	161,823
China Resources Gas Group Ltd.	35,177	107,889
China Resources Land Ltd.	109,626	322,158
China Resources Power Holdings Co. Ltd.	76,045	156,920

	Number of Shares	Value
Hong Kong (Continued)
China State Construction International Holdings Ltd.	70,988	$123,164
China Taiping Insurance Holdings Co. Ltd.*	63,952	170,291
China Unicom Hong Kong Ltd.*	236,730	339,637
CITIC Ltd.	230,059	364,904
COSCO SHIPPING Ports Ltd.	65,593	76,598
Far East Horizon Ltd.	78,111	72,372
Fullshare Holdings Ltd.*(a)	273,046	111,425
GCL-Poly Energy Holdings Ltd.*	514,495	54,800
Guangdong Investment Ltd.	111,478	160,796
Haier Electronics Group Co. Ltd.	49,682	126,364
Hanergy Thin Film Power Group Ltd.*	792,724	0
Kunlun Energy Co. Ltd.*	127,680	114,367
Nine Dragons Paper Holdings Ltd.	64,653	76,662
Shanghai Industrial Holdings Ltd.	19,334	60,415
Shimao Property Holdings Ltd.	46,876	80,006
Sino Biopharmaceutical Ltd.	175,857	156,843
Sun Art Retail Group Ltd.	94,305	87,134

		7,260,988

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	1,823	148,253
OTP Bank PLC	9,411	293,410
Richter Gedeon Nyrt	5,527	141,278

		582,941

India — 8.8%
ACC Ltd.	1,782	45,214
Adani Ports & Special Economic Zone Ltd.*	28,661	150,590
Ambuja Cements Ltd.	23,555	88,076
Apollo Hospitals Enterprise Ltd.*	3,301	61,963
Ashok Leyland Ltd.	45,013	65,929
Asian Paints Ltd.	11,379	203,030
Aurobindo Pharma Ltd.	10,412	92,654
Axis Bank Ltd., GDR	10,516	411,176
Axis Bank Ltd.	16,000	127,477
Bajaj Auto Ltd.	3,318	146,356
Bajaj Finance Ltd.	6,523	134,155
Bajaj Finserv Ltd.*	1,510	98,108
Bharat Forge Ltd.	4,142	75,101
Bharat Heavy Electricals Ltd.	23,228	49,754
Bharat Petroleum Corp. Ltd.	20,015	230,380
Bharti Airtel Ltd.	47,420	273,077
Bharti Infratel Ltd.	21,941	124,668
Bosch Ltd.	290	104,898
Cadila Healthcare Ltd.	8,096	58,235
Cipla Ltd.	13,679	109,472
Coal India Ltd.	27,000	109,871
Container Corp. of India Ltd.	1,638	29,455
Dabur India Ltd.	20,896	90,667
Dr. Reddy’s Laboratories Ltd., ADR	4,591	177,396
Eicher Motors Ltd.*	527	232,257
GAIL India Ltd.	20,063	128,737
Glenmark Pharmaceuticals Ltd.	5,467	53,946
Godrej Consumer Products Ltd.	4,714	132,357
Grasim Industries Ltd.	11,076	198,285

See Notes to Financial Statements.	70

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
India (Continued)
Havells India Ltd.	9,883	$74,659
HCL Technologies Ltd.	22,321	298,991
Hero MotoCorp Ltd.	1,974	114,593
Hindalco Industries Ltd.	46,125	143,479
Hindustan Petroleum Corp. Ltd.	16,068	138,017
Hindustan Unilever Ltd.	25,674	424,584
Housing Development Finance Corp. Ltd.	59,576	1,449,556
ICICI Bank Ltd.	61,329	310,305
ICICI Bank Ltd., ADR	13,359	132,521
Idea Cellular Ltd.	57,025	70,707
IDFC Bank Ltd.	53,732	47,927
Indiabulls Housing Finance Ltd.	12,568	226,076
Indian Oil Corp. Ltd.	23,042	153,369
Infosys Ltd.	31,334	474,502
Infosys Ltd., ADR	43,152	651,595
ITC Ltd.*	134,306	649,049
JSW Steel Ltd.	33,454	100,512
Larsen & Toubro Ltd.	12,543	342,289
LIC Housing Finance Ltd.	11,774	133,963
Lupin Ltd.	8,748	157,415
Mahindra & Mahindra Financial Services Ltd.	11,020	61,300
Mahindra & Mahindra Ltd.	14,736	323,623
Marico Ltd.	17,858	86,910
Maruti Suzuki India Ltd.	4,181	467,284
Motherson Sumi Systems Ltd.*	16,648	116,255
Nestle India Ltd.	915	94,238
NTPC Ltd.	65,209	161,911
Oil & Natural Gas Corp. Ltd.	50,745	139,211
Piramal Enterprises Ltd.*	3,071	130,170
Power Finance Corp. Ltd.	25,055	51,861
Reliance Industries Ltd., GDR, 144A*	26,187	1,080,214
Rural Electrification Corp. Ltd.	27,332	81,865
Shree Cement Ltd.	331	92,368
Shriram Transport Finance Co. Ltd.	5,832	92,198
Siemens Ltd.	2,816	59,687
State Bank of India	64,136	286,584
Sun Pharmaceutical Industries Ltd.	37,948	295,020
Tata Consultancy Services Ltd.	18,700	738,088
Tata Motors Ltd., ADR	13,118	483,136
Tata Motors Ltd., Class A	14,000	62,471
Tata Power Co. Ltd. (The)	43,851	55,052
Tata Steel Ltd.	11,905	93,125
Tech Mahindra Ltd.	18,476	111,681
Titan Co. Ltd.*	12,287	90,439
UltraTech Cement Ltd.	3,473	225,820
United Spirits Ltd.*	2,299	80,720
UPL Ltd.	14,032	187,318
Vedanta Ltd.	58,805	217,511
Wipro Ltd., ADR	17,498	188,628
Yes Bank Ltd.	13,345	296,053
Zee Entertainment Enterprises Ltd.	20,888	166,680

		16,514,814

Indonesia — 2.4%
PT Adaro Energy Tbk	569,158	64,949
PT AKR Corporindo Tbk	71,030	35,328

	Number of Shares	Value
Indonesia (Continued)
PT Astra International Tbk	800,404	$525,791
PT Bank Central Asia Tbk	389,965	502,095
PT Bank Danamon Indonesia Tbk	132,649	52,034
PT Bank Mandiri Persero Tbk	369,060	349,111
PT Bank Negara Indonesia Persero Tbk	294,963	145,046
PT Bank Rakyat Indonesia Persero Tbk	438,963	477,026
PT Bumi Serpong Damai Tbk*	304,423	41,367
PT Charoen Pokphand Indonesia Tbk	291,786	69,441
PT Gudang Garam Tbk	19,021	105,601
PT Hanjaya Mandala Sampoerna Tbk	367,958	108,564
PT Indocement Tunggal Prakarsa Tbk	72,782	101,086
PT Indofood CBP Sukses Makmur Tbk	92,227	60,238
PT Indofood Sukses Makmur Tbk	173,599	114,038
PT Jasa Marga Persero Tbk	86,098	33,935
PT Kalbe Farma Tbk	834,095	96,434
PT Lippo Karawaci Tbk	547,525	27,952
PT Matahari Department Store Tbk	98,074	111,180
PT Media Nusantara Citra Tbk*	225,803	32,209
PT Pakuwon Jati Tbk	856,951	39,245
PT Perusahaan Gas Negara Persero Tbk	431,353	77,721
PT Semen Indonesia Persero Tbk	117,273	83,200
PT Summarecon Agung Tbk	399,327	39,573
PT Surya Citra Media Tbk	231,268	50,525
PT Telekomunikasi Indonesia Persero Tbk	1,992,926	650,843
PT Tower Bersama Infrastructure Tbk	80,632	34,959
PT Unilever Indonesia Tbk	60,341	209,178
PT United Tractors Tbk	66,374	138,404
PT Waskita Karya Persero Tbk	187,857	33,566
PT XL Axiata Tbk*	126,788	28,175

		4,438,814

Malaysia — 2.3%
AirAsia Bhd	59,500	41,428
Alliance Financial Group Bhd	39,751	40,215
AMMB Holdings Bhd	65,546	79,789
Astro Malaysia Holdings Bhd	61,800	36,676
Axiata Group Bhd	106,455	126,353
British American Tobacco Malaysia Bhd	5,642	58,793
CIMB Group Holdings Bhd	140,300	209,794
Dialog Group Bhd	118,300	53,069
DiGi.Com Bhd	122,960	142,208
Felda Global Ventures Holdings Bhd	57,700	23,592
Gamuda Bhd	67,100	83,718
Genting Bhd	88,994	207,306
Genting Malaysia Bhd	117,434	153,926
Genting Plantations Bhd	9,500	24,283
HAP Seng Consolidated Bhd	24,651	52,873
Hartalega Holdings Bhd	26,001	36,875
Hong Leong Bank Bhd	25,741	84,320
Hong Leong Financial Group Bhd	9,100	35,635
IHH Healthcare Bhd	81,335	110,030
IJM Corp. Bhd	114,164	92,825
IOI Corp. Bhd	89,394	95,033
IOI Properties Group Bhd	65,588	32,488
Kuala Lumpur Kepong Bhd	18,987	109,841
Malayan Banking Bhd	141,083	311,174

See Notes to Financial Statements.	71

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Malaysia (Continued)
Malaysia Airports Holdings Bhd	32,800	$66,673
Maxis Bhd	74,196	106,613
MISC Bhd	53,000	92,874
Petronas Chemicals Group Bhd	94,938	162,592
Petronas Dagangan Bhd	9,804	56,350
Petronas Gas Bhd	27,435	118,971
PPB Group Bhd	18,719	73,477
Public Bank Bhd	115,122	539,567
RHB Bank Bhd	29,506	37,158
RHB Bank Bhd	19,600	0
Sapura Energy Bhd	154,000	63,687
Sime Darby Bhd	94,123	204,959
Telekom Malaysia Bhd	44,545	67,442
Tenaga Nasional Bhd	134,105	431,768
UMW Holdings Bhd*	18,464	25,884
Westports Holdings Bhd	40,407	38,330
YTL Corp. Bhd	172,587	60,486
YTL Power International Bhd	80,516	28,783

		4,417,858

Malta — 0.0%
Brait SE*	14,421	89,440

Mexico — 3.4%
Alfa SAB de CV, Class A	121,238	175,036
America Movil SAB de CV, Series L	1,321,575	1,061,031
Arca Continental SAB de CV	17,441	124,658
Cemex SAB de CV, Series CPO*	575,935	476,291
Coca-Cola Femsa SAB de CV, Series L	19,664	158,190
El Puerto de Liverpool SAB de CV, Class C1	7,417	56,365
Fibra Uno Administracion SA de CV REIT	102,788	182,192
Fomento Economico Mexicano SAB de CV	76,912	724,613
Gentera SAB de CV*	38,879	62,574
Gruma SAB de CV, Class B	8,556	111,619
Grupo Aeroportuario del Pacifico SAB de CV, Class B	14,142	141,420
Grupo Aeroportuario del Sureste SAB de CV, Class B	8,216	161,914
Grupo Bimbo SAB de CV, Series A	65,091	150,213
Grupo Carso SAB de CV, Series A1	17,903	75,343
Grupo Financiero Banorte SAB de CV, Class O	98,711	568,729
Grupo Financiero Inbursa SAB de CV, Class O	91,753	152,052
Grupo Financiero Santander Mexico SAB de CV, Class B	72,249	132,285
Grupo Lala SAB de CV	24,476	41,480
Grupo Mexico SAB de CV, Series B	150,840	408,528
Grupo Televisa SAB, Series CPO	96,689	467,681
Industrias Penoles SAB de CV	5,501	119,605
Infraestructura Energetica Nova SAB de CV	21,231	99,061
Kimberly-Clark de Mexico SAB de CV, Class A	60,271	119,146
Mexichem SAB de CV	41,519	108,841
OHL Mexico SAB de CV	30,822	34,250

	Number of Shares	Value
Mexico (Continued)
Promotora y Operadora de Infraestructura SAB de CV	9,019	$93,484
Wal-Mart de Mexico SAB de CV	207,139	474,689

		6,481,290

Peru — 0.3%
Cia de Minas Buenaventura SAA, ADR	7,524	93,599
Credicorp Ltd.	2,671	447,446
Southern Copper Corp.	3,362	117,535

		658,580

Philippines — 1.2%
Aboitiz Equity Ventures, Inc.	77,970	119,128
Aboitiz Power Corp.	58,146	45,851
Alliance Global Group, Inc.	162,400	50,506
Ayala Corp.	9,821	171,263
Ayala Land, Inc.	290,904	230,269
Bank of the Philippine Islands	31,069	65,789
BDO Unibank, Inc.	77,707	191,243
DMCI Holdings, Inc.	157,524	42,534
Energy Development Corp.	370,431	45,397
Globe Telecom, Inc.	1,314	55,701
GT Capital Holdings, Inc.	3,446	82,732
International Container Terminal Services, Inc.	20,052	40,285
JG Summit Holdings, Inc.	113,292	181,290
Jollibee Foods Corp.	17,002	69,887
Megaworld Corp.	446,000	42,114
Metro Pacific Investments Corp.	560,627	70,620
Metropolitan Bank & Trust Co.	25,150	44,186
PLDT, Inc.	3,416	118,591
Robinsons Land Corp.	64,710	32,241
Security Bank Corp.	4,469	19,555
SM Investments Corp.	9,525	147,348
SM Prime Holdings, Inc.	342,591	231,950
Universal Robina Corp.	34,859	113,454

		2,211,934

Poland — 1.3%
Alior Bank SA*	3,578	65,596
Bank Handlowy w Warszawie SA	1,292	24,138
Bank Millennium SA*	23,985	44,874
Bank Pekao SA	6,227	230,998
Bank Zachodni WBK SA	1,373	125,211
CCC SA	1,083	61,136
Cyfrowy Polsat SA*	8,851	63,574
Eurocash SA (a)	3,027	25,127
Grupa Azoty SA	1,765	30,061
Grupa Lotos SA*	3,655	52,879
Jastrzebska Spolka Weglowa SA*	2,089	37,562
KGHM Polska Miedz SA	5,536	157,298
LPP SA	51	85,971
mBank SA*	585	66,362
Orange Polska SA	25,947	31,806
PGE Polska Grupa Energetyczna SA	33,270	97,662
Polski Koncern Naftowy ORLEN SA	11,839	337,821
Polskie Gornictwo Naftowe i Gazownictwo SA	69,990	119,471

See Notes to Financial Statements.	72

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Poland (Continued)
Powszechna Kasa Oszczednosci Bank Polski SA*	37,071	$363,829
Powszechny Zaklad Ubezpieczen SA	23,902	284,828
Synthos SA	20,930	27,569
Tauron Polska Energia SA*	41,580	35,991

		2,369,764

Qatar — 0.7%
Barwa Real Estate Co.	3,847	35,816
Commercial Bank QSC*	7,842	66,980
Doha Bank QSC	6,007	51,307
Ezdan Holding Group QSC	31,466	94,453
Industries Qatar QSC	5,981	168,201
Masraf Al Rayan QSC	14,532	176,801
Ooredoo QSC	3,167	90,717
Qatar Electricity & Water Co. QSC	1,087	62,661
Qatar Gas Transport Co. Ltd.	10,735	55,603
Qatar Insurance Co. SAQ	5,373	99,604
Qatar Islamic Bank SAQ	2,336	65,566
Qatar National Bank QPSC	9,131	368,630

		1,336,339

Romania — 0.1%
New Europe Property Investments PLC	8,899	103,816

Russia — 3.2%
Alrosa PJSC	101,929	158,770
Gazprom PJSC, ADR	57,730	240,359
Gazprom PJSC	318,683	675,797
Inter RAO UES PJSC	1,238,461	87,098
LUKOIL PJSC	6,870	333,447
LUKOIL PJSC, ADR	10,290	491,348
Magnit PJSC, GDR	12,152	434,434
MMC Norilsk Nickel PJSC	2,190	305,102
Mobile TeleSystems PJSC, ADR	19,755	174,042
Moscow Exchange MICEX-RTS PJSC	58,566	104,287
Novatek PJSC, GDR	3,602	404,865
Novolipetsk Steel PJSC	47,397	96,515
PhosAgro PJSC, GDR	4,609	65,448
Rosneft Oil Co. PJSC, GDR	46,975	245,679
Rostelecom PJSC	35,640	44,927
RusHydro PJSC	3,818,346	52,510
Sberbank of Russia PJSC	426,798	1,173,318
Severstal PJSC, GDR	6,838	87,868
Sistema PJSC FC, GDR	6,678	30,051
Surgutneftegas OJSC, ADR	30,158	156,822
Tatneft PJSC	60,305	408,802
VTB Bank PJSC, GDR	110,389	247,823

		6,019,312

South Africa — 6.6%
Anglo American Platinum Ltd.*	2,133	45,361
AngloGold Ashanti Ltd.	16,143	182,786
Aspen Pharmacare Holdings Ltd.	15,341	347,410
Barclays Africa Group Ltd.	16,761	177,642
Bid Corp. Ltd.	13,263	303,042
Bidvest Group Ltd.	13,263	172,788
Capitec Bank Holdings Ltd.	1,600	95,009

	Number of Shares	Value
South Africa (Continued)
Coronation Fund Managers Ltd. (a)	8,991	$48,352
Discovery Ltd.	14,068	137,430
Exxaro Resources Ltd.	8,075	62,857
FirstRand Ltd.	133,087	500,383
Fortress Income Fund Ltd. REIT	31,644	84,424
Fortress Income Fund Ltd., Class A REIT	41,727	53,992
Foschini Group Ltd.	8,246	87,081
Gold Fields Ltd.	32,485	114,930
Growthpoint Properties Ltd. REIT	83,932	160,568
Hyprop Investments Ltd. REIT	9,824	88,937
Impala Platinum Holdings Ltd.*	24,697	69,242
Imperial Holdings Ltd.	5,940	75,184
Investec Ltd.	10,718	84,297
Liberty Holdings Ltd.	5,093	44,410
Life Healthcare Group Holdings Ltd. (a)	51,280	109,207
Massmart Holdings Ltd.	4,293	38,030
MMI Holdings Ltd.	37,358	62,439
Mondi Ltd.	4,678	123,162
Mr Price Group Ltd. (a)	9,586	109,638
MTN Group Ltd.	67,057	600,777
Naspers Ltd., Class N	17,330	3,588,308
Nedbank Group Ltd.	8,823	148,077
Netcare Ltd.	40,476	83,205
Pick n Pay Stores Ltd. (a)	14,486	66,460
Pioneer Foods Group Ltd.	5,059	54,775
PSG Group Ltd.	3,661	66,872
Rand Merchant Investment Holdings Ltd.	26,436	81,314
Redefine Properties Ltd. REIT	198,310	159,525
Remgro Ltd.	20,926	347,357
Resilient REIT Ltd. REIT	11,107	101,856
RMB Holdings Ltd.	27,911	130,904
Sanlam Ltd.	55,684	291,391
Sappi Ltd.	21,997	162,038
Sasol Ltd.	21,894	654,566
Shoprite Holdings Ltd.	17,036	271,485
Sibanye Gold Ltd.	18,873	22,766
SPAR Group Ltd.	7,616	99,255
Standard Bank Group Ltd.	51,197	572,048
Steinhoff International Holdings NV	117,736	628,404
Telkom SA SOC Ltd. (a)	10,418	58,584
Tiger Brands Ltd.	6,456	189,028
Truworths International Ltd.	17,480	99,762
Vodacom Group Ltd. (a)	20,593	259,489
Woolworths Holdings Ltd.	39,349	202,221

		12,319,068

South Korea — 14.4%
Amorepacific Corp.	1,271	389,383
AMOREPACIFIC Group	1,141	153,377
BGF retail Co. Ltd.	882	109,896
BNK Financial Group, Inc.	10,311	92,095
Celltrion, Inc.*	3,147	268,715
Cheil Worldwide, Inc.	2,729	46,800
CJ CheilJedang Corp.	312	106,313
CJ Corp.	577	108,999
CJ E&M Corp.	750	52,653
CJ Korea Express Corp.*	316	54,332

See Notes to Financial Statements.	73

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
South Korea (Continued)
Coway Co. Ltd.	2,114	$189,762
Daelim Industrial Co. Ltd.	1,101	90,865
Daewoo Engineering & Construction Co. Ltd.*	4,930	33,245
DGB Financial Group, Inc.	6,688	68,696
Dongbu Insurance Co. Ltd.	1,960	118,517
Dongsuh Cos., Inc.	1,380	39,936
Doosan Bobcat, Inc.	1,387	46,209
Doosan Heavy Industries & Construction Co. Ltd.	2,105	42,867
E-MART, Inc.	827	179,494
GS Engineering & Construction Corp.*	1,965	53,881
GS Holdings Corp.	2,021	131,592
GS Retail Co. Ltd.	1,066	53,414
Hana Financial Group, Inc.	11,705	429,162
Hankook Tire Co. Ltd.	2,939	159,865
Hanmi Pharm. Co. Ltd.*	243	82,910
Hanmi Science Co. Ltd.*	493	32,585
Hanon Systems	7,388	68,297
Hanssem Co. Ltd.	419	82,333
Hanwha Chemical Corp.	4,236	112,748
Hanwha Corp.	1,778	75,989
Hanwha Life Insurance Co. Ltd.	8,586	53,988
Hanwha Techwin Co. Ltd.*	1,471	65,627
Hotel Shilla Co. Ltd.	1,242	67,447
Hyosung Corp.	833	124,995
Hyundai Department Store Co. Ltd.	555	57,503
Hyundai Development Co.-Engineering & Construction	2,385	109,494
Hyundai Engineering & Construction Co. Ltd.	3,082	134,060
Hyundai Glovis Co. Ltd.	741	105,564
Hyundai Heavy Industries Co. Ltd.*	1,232	190,368
Hyundai Marine & Fire Insurance Co. Ltd.	2,475	83,451
Hyundai Mobis Co. Ltd.	2,694	660,506
Hyundai Motor Co.	6,097	887,648
Hyundai Robotics Co. Ltd.*	262	95,477
Hyundai Steel Co.	3,166	167,405
Hyundai Wia Corp.	645	39,751
Industrial Bank of Korea	9,964	114,805
Kakao Corp.	1,339	118,161
Kangwon Land, Inc.	4,653	150,653
KB Financial Group, Inc.	15,706	751,913
KCC Corp.	230	83,713
KEPCO Plant Service & Engineering Co. Ltd.	890	42,131
Kia Motors Corp.	10,419	363,399
Korea Aerospace Industries Ltd.	2,698	153,263
Korea Electric Power Corp.	10,154	387,260
Korea Gas Corp.*	1,095	49,684
Korea Investment Holdings Co. Ltd.	1,542	84,289
Korea Zinc Co. Ltd.	336	131,447
Korean Air Lines Co. Ltd.*	1,783	56,535
KT&G Corp.	4,615	457,543
Kumho Petrochemical Co. Ltd.	723	50,499
LG Chem Ltd.	1,814	489,307
LG Corp.	3,753	271,519

	Number of Shares	Value
South Korea (Continued)
LG Display Co. Ltd.	9,197	$267,794
LG Electronics, Inc.	4,206	309,928
LG Household & Health Care Ltd.	371	325,735
LG Innotek Co. Ltd.	562	67,263
LG Uplus Corp.	4,316	62,450
Lotte Chemical Corp.	610	196,414
Lotte Chilsung Beverage Co. Ltd.	24	38,714
Lotte Confectionery Co. Ltd.	225	44,212
Lotte Shopping Co. Ltd.	498	127,436
Medy-Tox, Inc.	168	78,328
Mirae Asset Daewoo Co. Ltd.	14,491	122,959
NAVER Corp.	1,108	836,245
NCSoft Corp.	694	234,619
Neo Holdings Co. Ltd.*	26	0
Netmarble Games Corp., 144A*	670	90,961
NH Investment & Securities Co. Ltd.	5,564	70,320
OCI Co. Ltd.	660	52,465
Orion Corp.	154	109,764
Ottogi Corp.	48	36,484
Pan Ocean Co. Ltd.*	8,452	41,520
POSCO	2,930	737,996
Posco Daewoo Corp.	1,464	31,579
S-1 Corp.	676	63,096
Samsung Biologics Co. Ltd., 144A*	654	128,510
Samsung C&T Corp.	3,000	368,435
Samsung Card Co. Ltd.	1,145	42,953
Samsung Electro-Mechanics Co. Ltd.	2,215	163,217
Samsung Electronics Co. Ltd.	3,875	7,735,464
Samsung Fire & Marine Insurance Co. Ltd.	1,218	318,207
Samsung Heavy Industries Co. Ltd.*	10,024	110,124
Samsung Life Insurance Co. Ltd.	2,768	301,622
Samsung SDI Co. Ltd.	2,175	321,510
Samsung SDS Co. Ltd.	1,377	200,474
Samsung Securities Co. Ltd.	2,572	92,235
Shinhan Financial Group Co. Ltd.	16,876	745,372
Shinsegae Inc.	292	63,507
SK Holdings Co. Ltd.	1,252	305,843
SK Hynix, Inc.	23,029	1,172,430
SK Innovation Co. Ltd.	2,559	386,273
SK Networks Co. Ltd.	5,398	35,678
SK Telecom Co. Ltd.	798	180,683
S-Oil Corp.	1,781	164,642
Woori Bank	12,029	164,383
Yuhan Corp.	323	72,124

		27,094,303

Taiwan — 11.9%
Acer, Inc.*	115,728	63,483
Advanced Semiconductor Engineering, Inc.	259,176	331,736
Advantech Co. Ltd.	12,517	101,538
Asia Cement Corp.	93,043	86,148
Asia Pacific Telecom Co. Ltd.*	83,328	28,534
Asustek Computer, Inc.	27,902	264,373
AU Optronics Corp.	342,507	133,796
Catcher Technology Co. Ltd.	25,894	273,755

See Notes to Financial Statements.	74

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Taiwan (Continued)
Cathay Financial Holding Co. Ltd.	322,905	$505,629
Chailease Holding Co. Ltd.	40,543	109,448
Chang Hwa Commercial Bank Ltd.	177,243	103,415
Cheng Shin Rubber Industry Co. Ltd.	76,904	155,194
Chicony Electronics Co. Ltd.	21,118	54,833
China Airlines Ltd.	103,839	31,795
China Development Financial Holding Corp.	532,956	145,646
China Life Insurance Co. Ltd.	137,360	134,716
China Steel Corp.	497,753	409,568
Chunghwa Telecom Co. Ltd.	150,306	537,182
Compal Electronics, Inc.	166,207	111,066
CTBC Financial Holding Co. Ltd.	693,858	441,749
Delta Electronics, Inc.	77,034	425,135
E.Sun Financial Holding Co. Ltd.	330,626	204,450
Eclat Textile Co. Ltd.	6,914	70,452
Eva Airways Corp.	80,110	39,151
Evergreen Marine Corp. Taiwan Ltd.*	69,443	34,861
Far Eastern New Century Corp.	126,999	103,021
Far EasTone Telecommunications Co. Ltd.	63,136	160,574
Feng TAY Enterprise Co. Ltd.	13,206	51,368
First Financial Holding Co. Ltd.	355,193	227,317
Formosa Chemicals & Fibre Corp.	115,882	351,741
Formosa Petrochemical Corp.	52,735	189,347
Formosa Plastics Corp.	163,615	487,924
Formosa Taffeta Co. Ltd.	29,977	31,343
Foxconn Technology Co. Ltd.	36,356	102,980
Fubon Financial Holding Co. Ltd.	263,028	400,939
Giant Manufacturing Co. Ltd.	11,865	69,622
Globalwafers Co. Ltd.	5,840	47,277
Highwealth Construction Corp.	32,292	53,303
Hiwin Technologies Corp.	8,146	54,706
Hon Hai Precision Industry Co. Ltd.	616,695	2,111,759
Hotai Motor Co. Ltd.	10,799	141,634
HTC Corp.*	26,003	62,848
Hua Nan Financial Holdings Co. Ltd.	270,402	155,073
Innolux Corp.	354,177	160,139
Inventec Corp.	99,300	73,784
Largan Precision Co. Ltd.	3,978	628,196
Lite-On Technology Corp.	83,663	140,463
MediaTek, Inc.	59,432	454,449
Mega Financial Holding Co. Ltd.	430,213	346,842
Merida Industry Co. Ltd.	8,276	44,711
Micro-Star International Co. Ltd.	26,726	62,197
Nan Ya Plastics Corp.	188,161	447,898
Nanya Technology Corp.	27,171	45,979
Nien Made Enterprise Co. Ltd.	5,793	60,185
Novatek Microelectronics Corp.	22,859	90,816
OBI Pharma, Inc.*	4,410	37,606
Pegatron Corp.	76,364	235,599
Phison Electronics Corp.	5,845	63,349
Pou Chen Corp.	87,392	120,575
Powertech Technology, Inc.	27,728	85,178
President Chain Store Corp.	22,610	202,204
Quanta Computer, Inc.	106,916	244,550
Realtek Semiconductor Corp.	17,970	60,041

	Number of Shares	Value
Taiwan (Continued)
Ruentex Development Co. Ltd.*	30,304	$35,111
Ruentex Industries Ltd.	22,336	33,416
Shin Kong Financial Holding Co. Ltd.*	323,555	83,366
Siliconware Precision Industries Co. Ltd.	80,098	135,276
SinoPac Financial Holdings Co. Ltd.	401,059	124,135
Standard Foods Corp.	22,615	60,825
Synnex Technology International Corp.	56,061	64,301
TaiMed Biologics, Inc.*	6,893	43,541
Taishin Financial Holding Co. Ltd.	357,648	159,924
Taiwan Business Bank	141,614	39,642
Taiwan Cement Corp.	131,397	150,273
Taiwan Cooperative Financial Holding Co. Ltd.	304,504	157,420
Taiwan Fertilizer Co. Ltd.	29,064	38,747
Taiwan High Speed Rail Corp.	66,767	56,381
Taiwan Mobile Co. Ltd.	63,576	236,727
Taiwan Semiconductor Manufacturing Co. Ltd.	974,077	6,573,943
Teco Electric and Machinery Co. Ltd.	75,231	72,657
Transcend Information, Inc.	7,665	26,247
Uni-President Enterprises Corp.	190,977	381,586
United Microelectronics Corp.	474,234	196,290
Vanguard International Semiconductor Corp.	35,645	67,192
Wistron Corp.	99,559	92,016
WPG Holdings Ltd.	61,350	81,993
Yuanta Financial Holding Co. Ltd.	403,285	174,968
Yulon Motor Co. Ltd.	34,208	30,593
Zhen Ding Technology Holding Ltd.	17,502	43,058

		22,364,818

Thailand — 2.1%
Advanced Info Service PCL, NVDR	41,100	208,758
Airports of Thailand PCL, NVDR	169,500	211,502
Bangkok Bank PCL, NVDR	9,800	51,791
Bangkok Dusit Medical Services PCL, NVDR	153,100	83,607
Bangkok Expressway & Metro PCL, NVDR	296,200	63,049
Banpu PCL, NVDR	78,100	40,816
BEC World PCL, NVDR	38,800	25,176
Berli Jucker PCL, NVDR	47,300	63,534
BTS Group Holdings PCL, NVDR	231,200	58,038
Bumrungrad Hospital PCL, NVDR	14,100	71,825
Central Pattana PCL, NVDR	53,200	103,089
Charoen Pokphand Foods PCL, NVDR	107,200	78,370
CP ALL PCL, NVDR	195,400	358,558
Delta Electronics Thailand PCL, NVDR	19,700	52,055
Electricity Generating PCL, NVDR	5,200	32,672
Energy Absolute PCL, NVDR	44,200	38,607
Glow Energy PCL, NVDR	20,200	47,742
Home Product Center PCL, NVDR	156,000	45,343
Indorama Ventures PCL, NVDR	57,097	61,606
IRPC PCL, NVDR	395,866	59,275
Kasikornbank PCL, NVDR	69,249	381,215
KCE Electronics PCL, NVDR	10,400	32,977
Krung Thai Bank PCL, NVDR	138,209	77,504

See Notes to Financial Statements.	75

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Thailand (Continued)
Minor International PCL, NVDR	85,500	$94,135
PTT Exploration & Production PCL, NVDR	54,900	145,068
PTT Global Chemical PCL, NVDR	85,600	178,438
PTT PCL	14,400	166,154
PTT PCL, NVDR	27,098	312,669
Robinson PCL, NVDR	19,800	34,589
Siam Cement PCL	11,900	183,776
Siam Commercial Bank PCL, NVDR	69,798	313,538
Thai Oil PCL, NVDR	32,257	72,924
Thai Union Group PCL, NVDR	75,500	46,550
TMB Bank PCL, NVDR	519,700	32,958
True Corp. PCL, NVDR*	395,800	72,048

		3,899,956

Turkey — 1.1%
Akbank TAS	86,993	234,996
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,195	48,131
Arcelik AS	9,352	64,734
Aselsan Elektronik Sanayi Ve Ticaret AS	7,908	49,180
BIM Birlesik Magazalar AS	8,404	149,480
Coca-Cola Icecek AS	3,018	31,652
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT*	75,134	64,956
Eregli Demir ve Celik Fabrikalari TAS	55,359	100,270
Ford Otomotiv Sanayi AS	2,775	31,810
Haci Omer Sabanci Holding AS	36,307	110,118
KOC Holding AS	30,082	136,771
Petkim Petrokimya Holding AS	26,691	41,838
TAV Havalimanlari Holding AS	6,464	31,680
Tofas Turk Otomobil Fabrikasi AS	4,943	41,053
Tupras Turkiye Petrol Rafinerileri AS	4,959	133,537
Turk Hava Yollari AO*	21,827	44,794
Turk Telekomunikasyon AS*	20,760	37,955
Turkcell Iletisim Hizmetleri AS*	34,797	119,939
Turkiye Garanti Bankasi AS	91,342	248,557
Turkiye Halk Bankasi AS*	24,714	88,967
Turkiye Is Bankasi, Class C	62,279	123,749
Turkiye Sise ve Cam Fabrikalari AS	28,372	37,879
Turkiye Vakiflar Bankasi TAO, Class D*	29,657	53,885
Ulker Biskuvi Sanayi AS	6,086	35,606
Yapi ve Kredi Bankasi AS*	34,378	42,876

		2,104,413

United Arab Emirates — 0.7%
Abu Dhabi Commercial Bank PJSC	82,220	163,410
Aldar Properties PJSC	124,362	74,827
DAMAC Properties Dubai Co. PJSC	71,769	58,424
DP World Ltd.	6,564	150,972
Dubai Islamic Bank PJSC	48,856	77,281
DXB Entertainments PJSC*	126,534	26,354
Emaar Malls PJSC	77,192	52,540
Emaar Properties PJSC	138,725	268,537
Emirates Telecommunications Group Co. PJSC	68,778	322,075
First Abu Dhabi Bank PJSC	56,019	160,904

		1,355,324

	Number of Shares	Value
United States — 0.3%
Yum China Holdings, Inc.*	15,158	$582,219

TOTAL COMMON STOCKS (Cost $155,969,064)		176,458,409

PREFERRED STOCKS — 3.9%
Brazil — 2.7%
Banco Bradesco SA	120,781	1,027,177
Braskem SA, Class A	6,821	69,834
Centrais Eletricas Brasileiras SA, Class B	8,968	47,834
Cia Brasileira de Distribuicao*	6,251	133,251
Cia Energetica de Minas Gerais	29,825	70,416
Cia Paranaense de Energia, Class B	4,058	34,925
Gerdau SA	36,253	106,879
Itau Unibanco Holding SA	127,744	1,403,390
Itausa — Investimentos Itau SA	156,467	432,757
Lojas Americanas SA	28,796	129,922
Petroleo Brasileiro SA*	155,062	621,024
Suzano Papel e Celulose SA, Class A	15,977	75,788
Telefonica Brasil SA	17,704	256,045
Vale SA	76,149	606,895

		5,016,137

Chile — 0.1%
Embotelladora Andina SA, Class B	10,293	42,076
Sociedad Quimica y Minera de Chile SA, Class B	3,808	137,129

		179,205

Colombia — 0.2%
Bancolombia SA	17,878	197,759
Grupo Aval Acciones y Valores SA	138,835	57,840
Grupo de Inversiones Suramericana SA	4,513	58,525

		314,124

India — 0.0%
Vedanta Ltd.	60,000	9,299

Russia — 0.1%
Surgutneftegas OJSC	250,000	124,405
Transneft PJSC	18	50,363

		174,768

South Korea — 0.8%
Amorepacific Corp.	355	67,538
Hyundai Motor Co.	941	89,091
Hyundai Motor Co. — 2nd Preferred	1,487	150,745
LG Chem Ltd.	304	55,255
LG Household & Health Care Ltd.	83	45,666
Samsung Electronics Co. Ltd.	700	1,093,516

		1,501,811

TOTAL PREFERRED STOCKS (Cost $5,829,571)		7,195,344

RIGHTS — 0.0%
South Africa — 0.0%
Sibanye Gold Ltd.*, expires 06/09/17 (Cost $35,329)	48,299	16,572

See Notes to Financial Statements.	76

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 0.5%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.74% (b)(c) (Cost $1,021,172)	1,021,172	$1,021,172

TOTAL INVESTMENTS — 98.3%
(Cost $162,855,136)†		$184,691,497
Other assets and liabilities, net — 1.7%		3,173,601

NET ASSETS — 100.0%		$187,865,098

*	Non-income producing security.
†	The cost for federal income tax purposes was $169,084,708. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $15,606,789. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $24,600,373 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,993,584.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2017 amounted to $955,115, which is 0.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
OJSC:	Open Joint Stock Company
PJSC:	Private Joint Stock Company
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2017, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index Futures	USD	82	$4,115,580	6/16/2017	$245,349

As of May 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	6/5/2017	BRL	4,656,200	USD	1,443,470	$6,188
The Bank of Nova Scotia	6/5/2017	BRL	39,338,900	USD	12,195,083	51,903
Goldman Sachs & Co.	6/5/2017	CLP	1,019,289,100	USD	1,526,202	13,708
RBC Capital Markets	6/5/2017	CLP	494,654,400	USD	740,717	6,714
RBC Capital Markets	6/5/2017	CLP	20,197,000	USD	30,258	288
Goldman Sachs & Co.	6/5/2017	COP	2,283,635,500	USD	769,694	(12,714)
Goldman Sachs & Co.	6/5/2017	CZK	5,517,800	USD	224,262	(11,042)
JP Morgan & Chase Co.	6/5/2017	CZK	2,816,300	USD	114,492	(5,608)
JP Morgan & Chase Co.	6/5/2017	CZK	27,000	USD	1,098	(54)
JP Morgan & Chase Co.	6/5/2017	EUR	552,700	USD	602,794	(18,257)
Goldman Sachs & Co.	6/5/2017	HKD	34,249,200	USD	4,406,430	10,771
JP Morgan & Chase Co.	6/5/2017	HKD	47,019,900	USD	6,049,560	14,865
RBC Capital Markets	6/5/2017	HKD	109,371,700	USD	14,070,810	33,673
The Bank of New York Mellon	6/5/2017	HKD	103,669,500	USD	13,337,918	32,621

See Notes to Financial Statements.	77

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2017

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	6/5/2017	INR	134,266,400	USD	2,081,004	$1,365
JP Morgan & Chase Co.	6/5/2017	INR	905,566,000	USD	14,031,082	4,859
Goldman Sachs & Co.	6/5/2017	KRW	19,823,900,100	USD	17,442,632	(264,789)
Goldman Sachs & Co.	6/5/2017	KRW	213,601,000	USD	187,452	(3,345)
JP Morgan & Chase Co.	6/5/2017	KRW	6,735,423,300	USD	5,927,087	(89,235)
RBC Capital Markets	6/5/2017	KRW	4,101,959,000	USD	3,606,847	(57,170)
Goldman Sachs & Co.	6/5/2017	MXN	10,148,300	USD	531,763	(12,026)
JP Morgan & Chase Co.	6/5/2017	MXN	14,653,500	USD	767,886	(17,310)
RBC Capital Markets	6/5/2017	MXN	28,664,900	USD	1,502,097	(33,889)
The Bank of New York Mellon	6/5/2017	MXN	73,152,700	USD	3,833,286	(86,544)
Goldman Sachs & Co.	6/5/2017	MYR	1,078,300	USD	249,520	(2,355)
JP Morgan & Chase Co.	6/5/2017	MYR	2,767,000	USD	639,991	(6,339)
RBC Capital Markets	6/5/2017	MYR	3,148,400	USD	728,088	(7,330)
The Bank of New York Mellon	6/5/2017	MYR	12,697,300	USD	2,932,402	(33,496)
Goldman Sachs & Co.	6/5/2017	PHP	46,783,400	USD	930,828	(8,872)
JP Morgan & Chase Co.	6/5/2017	PHP	12,157,700	USD	241,819	(2,383)
RBC Capital Markets	6/5/2017	PHP	47,010,100	USD	935,431	(8,822)
Goldman Sachs & Co.	6/5/2017	PLN	956,400	USD	246,318	(10,764)
JP Morgan & Chase Co.	6/5/2017	PLN	2,837,800	USD	730,886	(31,920)
The Bank of Nova Scotia	6/5/2017	PLN	5,030,900	USD	1,295,749	(56,566)
Goldman Sachs & Co.	6/5/2017	RUB	65,467,000	USD	1,139,676	(13,191)
Goldman Sachs & Co.	6/5/2017	RUB	20,167,400	USD	351,032	(4,114)
JP Morgan & Chase Co.	6/5/2017	RUB	295,245,800	USD	5,151,140	(48,109)
Goldman Sachs & Co.	6/5/2017	THB	109,634,000	USD	3,166,782	(51,988)
The Bank of Nova Scotia	6/5/2017	THB	32,011,100	USD	924,856	(14,966)
JP Morgan & Chase Co.	6/5/2017	TRY	5,803,100	USD	1,617,093	(25,303)
RBC Capital Markets	6/5/2017	TRY	1,069,600	USD	298,064	(4,655)
RBC Capital Markets	6/5/2017	TRY	488,000	USD	135,965	(2,149)
Goldman Sachs & Co.	6/5/2017	TWD	227,056,600	USD	7,529,650	(20,197)
JP Morgan & Chase Co.	6/5/2017	TWD	122,636,400	USD	4,061,749	(16,027)
RBC Capital Markets	6/5/2017	TWD	72,745,300	USD	2,410,940	(7,910)
The Bank of Nova Scotia	6/5/2017	TWD	255,436,700	USD	8,460,971	(32,542)
Goldman Sachs & Co.	6/5/2017	USD	1,435,858	BRL	4,656,200	1,424
The Bank of Nova Scotia	6/5/2017	USD	226,087	BRL	728,000	(1,367)
The Bank of Nova Scotia	6/5/2017	USD	11,906,655	BRL	38,610,900	11,806
Goldman Sachs & Co.	6/5/2017	USD	1,518,381	CLP	1,019,289,100	(5,887)
RBC Capital Markets	6/5/2017	USD	766,634	CLP	514,851,400	(2,661)
Goldman Sachs & Co.	6/5/2017	USD	582,476	COP	1,701,571,500	508
Goldman Sachs & Co.	6/5/2017	USD	196,317	COP	582,064,000	3,107
Goldman Sachs & Co.	6/5/2017	USD	235,483	CZK	5,517,800	(180)
JP Morgan & Chase Co.	6/5/2017	USD	121,344	CZK	2,843,300	(93)
JP Morgan & Chase Co.	6/5/2017	USD	523,750	EUR	465,700	(458)
JP Morgan & Chase Co.	6/5/2017	USD	94,889	EUR	87,000	2,870
Goldman Sachs & Co.	6/5/2017	USD	4,395,485	HKD	34,249,200	174
JP Morgan & Chase Co.	6/5/2017	USD	6,034,033	HKD	47,019,900	661
RBC Capital Markets	6/5/2017	USD	13,608,005	HKD	106,039,700	1,491
RBC Capital Markets	6/5/2017	USD	428,656	HKD	3,332,000	(1,016)
The Bank of New York Mellon	6/5/2017	USD	13,303,839	HKD	103,669,500	1,458
Goldman Sachs & Co.	6/5/2017	USD	2,081,004	INR	134,266,400	(1,365)
JP Morgan & Chase Co.	6/5/2017	USD	222,241	INR	14,345,000	(53)
JP Morgan & Chase Co.	6/5/2017	USD	13,814,596	INR	891,221,000	(10,562)
Goldman Sachs & Co.	6/5/2017	USD	17,914,619	KRW	20,037,501,100	(16,401)
JP Morgan & Chase Co.	6/5/2017	USD	6,023,290	KRW	6,735,423,300	(6,967)
RBC Capital Markets	6/5/2017	USD	3,668,687	KRW	4,101,959,000	(4,670)
Goldman Sachs & Co.	6/5/2017	USD	542,439	MXN	10,148,300	1,350
JP Morgan & Chase Co.	6/5/2017	USD	783,238	MXN	14,653,500	1,958
RBC Capital Markets	6/5/2017	USD	1,532,178	MXN	28,664,900	3,808

See Notes to Financial Statements.	78

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2017

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of New York Mellon	6/5/2017	USD	3,877,352	MXN	72,505,700	$7,809
The Bank of New York Mellon	6/5/2017	USD	33,904	MXN	647,000	765
Goldman Sachs & Co.	6/5/2017	USD	252,028	MYR	1,078,300	(153)
JP Morgan & Chase Co.	6/5/2017	USD	647,554	MYR	2,767,000	(1,225)
RBC Capital Markets	6/5/2017	USD	736,640	MYR	3,148,400	(1,221)
The Bank of New York Mellon	6/5/2017	USD	84,016	MYR	364,000	1,009
The Bank of New York Mellon	6/5/2017	USD	2,882,622	MYR	12,333,300	(1,750)
Goldman Sachs & Co.	6/5/2017	USD	10,086	PHP	507,000	97
Goldman Sachs & Co.	6/5/2017	USD	929,245	PHP	46,276,400	271
JP Morgan & Chase Co.	6/5/2017	USD	244,131	PHP	12,157,700	71
RBC Capital Markets	6/5/2017	USD	943,788	PHP	47,010,100	465
Goldman Sachs & Co.	6/5/2017	USD	256,984	PLN	956,400	98
JP Morgan & Chase Co.	6/5/2017	USD	762,518	PLN	2,837,800	288
The Bank of Nova Scotia	6/5/2017	USD	27,558	PLN	107,000	1,204
The Bank of Nova Scotia	6/5/2017	USD	1,323,113	PLN	4,923,900	440
Goldman Sachs & Co.	6/5/2017	USD	1,508,644	RUB	85,634,400	(631)
JP Morgan & Chase Co.	6/5/2017	USD	5,192,374	RUB	295,245,800	6,876
Goldman Sachs & Co.	6/5/2017	USD	2,933,758	THB	99,893,000	(976)
Goldman Sachs & Co.	6/5/2017	USD	281,744	THB	9,741,000	4,245
The Bank of Nova Scotia	6/5/2017	USD	940,134	THB	32,011,100	(313)
JP Morgan & Chase Co.	6/5/2017	USD	1,638,956	TRY	5,803,100	3,440
RBC Capital Markets	6/5/2017	USD	439,918	TRY	1,557,600	915
Goldman Sachs & Co.	6/5/2017	USD	7,547,170	TWD	227,056,600	2,678
JP Morgan & Chase Co.	6/5/2017	USD	4,075,247	TWD	122,636,400	2,530
RBC Capital Markets	6/5/2017	USD	2,417,189	TWD	72,745,300	1,661
The Bank of Nova Scotia	6/5/2017	USD	8,244,006	TWD	247,979,700	1,554
The Bank of Nova Scotia	6/5/2017	USD	247,494	TWD	7,457,000	458
Goldman Sachs & Co.	6/5/2017	USD	1,045,593	ZAR	13,795,500	5,311
JP Morgan & Chase Co.	6/5/2017	USD	10,324,620	ZAR	136,221,700	52,377
RBC Capital Markets	6/5/2017	USD	1,257,700	ZAR	16,593,700	6,363
Goldman Sachs & Co.	6/5/2017	ZAR	13,795,500	USD	1,024,884	(26,020)
JP Morgan & Chase Co.	6/5/2017	ZAR	1,189,000	USD	88,466	(2,109)
JP Morgan & Chase Co.	6/5/2017	ZAR	135,032,700	USD	10,032,356	(254,066)
RBC Capital Markets	6/5/2017	ZAR	15,061,700	USD	1,119,061	(28,298)
RBC Capital Markets	6/5/2017	ZAR	1,532,000	USD	113,800	(2,903)
Goldman Sachs & Co.	6/6/2017	AED	3,549,500	USD	966,218	(146)
The Bank of Nova Scotia	6/6/2017	AED	267,000	USD	72,678	(13)
The Bank of Nova Scotia	6/6/2017	AED	881,700	USD	240,015	(31)
Goldman Sachs & Co.	6/6/2017	EGP	4,180,500	USD	229,635	(1,108)
Goldman Sachs & Co.	6/6/2017	EGP	380,000	USD	20,873	(101)
JP Morgan & Chase Co.	6/6/2017	HUF	101,925,900	USD	355,028	(16,513)
RBC Capital Markets	6/6/2017	HUF	11,621,000	USD	40,466	(1,895)
RBC Capital Markets	6/6/2017	HUF	47,423,000	USD	165,171	(7,696)
Goldman Sachs & Co.	6/6/2017	IDR	41,033,149,500	USD	3,063,318	(15,235)
JP Morgan & Chase Co.	6/6/2017	IDR	12,070,921,300	USD	902,634	(2,999)
JP Morgan & Chase Co.	6/6/2017	IDR	736,838,000	USD	55,070	(212)
RBC Capital Markets	6/6/2017	IDR	8,022,069,600	USD	600,050	(1,814)
Goldman Sachs & Co.	6/6/2017	QAR	5,299,000	USD	1,454,530	(659)
Goldman Sachs & Co.	6/6/2017	USD	966,376	AED	3,549,500	(12)
The Bank of Nova Scotia	6/6/2017	USD	312,742	AED	1,148,700	(4)
Goldman Sachs & Co.	6/6/2017	USD	251,961	EGP	4,560,500	(244)
JP Morgan & Chase Co.	6/6/2017	USD	371,834	HUF	101,925,900	(293)
RBC Capital Markets	6/6/2017	USD	215,405	HUF	59,044,000	(178)
Goldman Sachs & Co.	6/6/2017	USD	3,081,724	IDR	41,033,149,500	(3,171)
JP Morgan & Chase Co.	6/6/2017	USD	962,121	IDR	12,807,759,300	(1,206)
RBC Capital Markets	6/6/2017	USD	602,257	IDR	8,022,069,600	(394)
Goldman Sachs & Co.	6/6/2017	USD	80,718	QAR	294,000	20

See Notes to Financial Statements.	79

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2017

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	6/6/2017	USD	1,374,547	QAR	5,005,000	$(94)
Goldman Sachs & Co.	7/5/2017	AED	3,549,500	USD	966,245	(46)
The Bank of Nova Scotia	7/5/2017	AED	1,148,700	USD	312,708	(6)
Goldman Sachs & Co.	7/5/2017	EGP	4,560,500	USD	250,302	(266)
JP Morgan & Chase Co.	7/5/2017	EUR	165,000	USD	185,862	152
JP Morgan & Chase Co.	7/5/2017	EUR	465,700	USD	524,597	444
Goldman Sachs & Co.	7/5/2017	HKD	34,249,200	USD	4,398,364	(546)
JP Morgan & Chase Co.	7/5/2017	HKD	47,019,900	USD	6,038,217	(940)
RBC Capital Markets	7/5/2017	HKD	106,039,700	USD	13,617,398	(2,164)
RBC Capital Markets	7/5/2017	HKD	19,780,000	USD	2,540,180	(330)
The Bank of New York Mellon	7/5/2017	HKD	103,669,500	USD	13,313,236	(1,902)
JP Morgan & Chase Co.	7/5/2017	HUF	101,925,900	USD	372,239	282
RBC Capital Markets	7/5/2017	HUF	59,044,000	USD	215,616	148
RBC Capital Markets	7/5/2017	HUF	3,423,000	USD	12,499	8
Goldman Sachs & Co.	7/5/2017	IDR	41,033,149,500	USD	3,070,195	1,777
JP Morgan & Chase Co.	7/5/2017	IDR	12,807,759,300	USD	958,880	1,129
RBC Capital Markets	7/5/2017	IDR	8,022,069,600	USD	600,679	797
Goldman Sachs & Co.	7/5/2017	INR	69,148,000	USD	1,068,088	1,275
Goldman Sachs & Co.	7/5/2017	INR	134,266,400	USD	2,073,612	2,155
JP Morgan & Chase Co.	7/5/2017	INR	891,221,000	USD	13,769,135	19,408
Goldman Sachs & Co.	7/5/2017	KRW	20,037,501,100	USD	17,915,420	10,149
Goldman Sachs & Co.	7/5/2017	KRW	1,838,455,000	USD	1,640,160	(2,662)
Goldman Sachs & Co.	7/5/2017	KRW	206,405,000	USD	184,417	(24)
JP Morgan & Chase Co.	7/5/2017	KRW	6,735,423,300	USD	6,024,367	5,674
RBC Capital Markets	7/5/2017	KRW	4,101,959,000	USD	3,669,672	4,210
Goldman Sachs & Co.	7/5/2017	MYR	1,078,300	USD	251,733	236
JP Morgan & Chase Co.	7/5/2017	MYR	2,767,000	USD	647,327	1,966
RBC Capital Markets	7/5/2017	MYR	3,148,400	USD	736,554	2,237
The Bank of New York Mellon	7/5/2017	MYR	12,333,300	USD	2,880,603	4,047
The Bank of New York Mellon	7/5/2017	MYR	150,000	USD	34,868	(118)
Goldman Sachs & Co.	7/5/2017	PLN	956,400	USD	256,955	(60)
JP Morgan & Chase Co.	7/5/2017	PLN	2,837,800	USD	762,344	(262)
The Bank of Nova Scotia	7/5/2017	PLN	338,000	USD	90,797	(34)
The Bank of Nova Scotia	7/5/2017	PLN	4,923,900	USD	1,322,758	(448)
Goldman Sachs & Co.	7/5/2017	QAR	5,005,000	USD	1,374,019	38
Goldman Sachs & Co.	7/5/2017	QAR	113,000	USD	31,027	6
Goldman Sachs & Co.	7/5/2017	RUB	85,634,400	USD	1,498,480	799
JP Morgan & Chase Co.	7/5/2017	RUB	295,245,800	USD	5,158,670	(4,959)
Goldman Sachs & Co.	7/5/2017	THB	99,893,000	USD	2,933,069	710
The Bank of Nova Scotia	7/5/2017	THB	5,163,000	USD	151,572	12
The Bank of Nova Scotia	7/5/2017	THB	32,011,100	USD	936,011	(3,675)
JP Morgan & Chase Co.	7/5/2017	TRY	5,803,100	USD	1,624,890	(2,724)
RBC Capital Markets	7/5/2017	TRY	1,557,600	USD	436,119	(746)
RBC Capital Markets	7/5/2017	TRY	228,000	USD	63,837	(111)
Goldman Sachs & Co.	7/5/2017	TWD	227,056,600	USD	7,549,679	(7,666)
JP Morgan & Chase Co.	7/5/2017	TWD	122,636,400	USD	4,075,924	(5,902)
RBC Capital Markets	7/5/2017	TWD	72,745,300	USD	2,418,394	(2,858)
The Bank of Nova Scotia	7/5/2017	TWD	26,521,000	USD	879,635	(3,089)
The Bank of Nova Scotia	7/5/2017	TWD	247,979,700	USD	8,249,491	(4,258)
The Bank of Nova Scotia	7/5/2017	USD	26,137	AED	96,000	(3)
Goldman Sachs & Co.	7/5/2017	USD	4,972	EGP	90,000	(28)
RBC Capital Markets	7/5/2017	USD	101,331	HKD	789,000	7
Goldman Sachs & Co.	7/5/2017	USD	111,285	IDR	1,492,326,000	310
Goldman Sachs & Co.	7/5/2017	USD	68,414	INR	4,424,000	(161)
Goldman Sachs & Co.	7/5/2017	USD	200,376	RUB	11,458,000	16
Goldman Sachs & Co.	7/5/2017	USD	49,091	RUB	2,808,000	19
The Bank of Nova Scotia	7/5/2017	USD	63,364	TWD	1,906,000	75

See Notes to Financial Statements.	80

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2017

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	7/5/2017	ZAR	13,795,500	USD	1,040,000	$(5,108)
JP Morgan & Chase Co.	7/5/2017	ZAR	5,836,000	USD	439,929	(2,190)
JP Morgan & Chase Co.	7/5/2017	ZAR	136,221,700	USD	10,269,219	(50,546)
RBC Capital Markets	7/5/2017	ZAR	16,593,700	USD	1,250,931	(6,160)
Goldman Sachs & Co.	7/6/2017	BRL	4,656,200	USD	1,425,091	(2,099)
The Bank of Nova Scotia	7/6/2017	BRL	38,610,900	USD	11,811,949	(22,831)
Goldman Sachs & Co.	7/6/2017	CLP	1,019,289,100	USD	1,515,446	4,559
RBC Capital Markets	7/6/2017	CLP	514,851,400	USD	765,757	2,595
Goldman Sachs & Co.	7/6/2017	MXN	10,148,300	USD	539,637	(1,261)
JP Morgan & Chase Co.	7/6/2017	MXN	14,653,500	USD	779,163	(1,859)
RBC Capital Markets	7/6/2017	MXN	144,000	USD	7,656	(19)
RBC Capital Markets	7/6/2017	MXN	28,664,900	USD	1,523,983	(3,838)
The Bank of New York Mellon	7/6/2017	MXN	72,505,700	USD	3,857,014	(7,493)
Goldman Sachs & Co.	7/6/2017	PHP	7,852,000	USD	157,449	(54)
Goldman Sachs & Co.	7/6/2017	PHP	46,276,400	USD	927,383	(877)
JP Morgan & Chase Co.	7/6/2017	PHP	12,157,700	USD	243,690	(181)
RBC Capital Markets	7/6/2017	PHP	47,010,100	USD	942,275	(702)
The Bank of Nova Scotia	7/6/2017	USD	371,538	BRL	1,214,000	570
RBC Capital Markets	7/6/2017	USD	78,580	CLP	52,777,000	(349)
RBC Capital Markets	7/6/2017	USD	31,351	MXN	588,000	(11)
Goldman Sachs & Co.	7/7/2017	COP	864,439,000	USD	294,829	166
Goldman Sachs & Co.	7/7/2017	COP	1,701,571,500	USD	578,415	(1,603)
Goldman Sachs & Co.	7/7/2017	CZK	5,517,800	USD	235,926	133
JP Morgan & Chase Co.	7/7/2017	CZK	2,843,300	USD	121,590	86
Goldman Sachs & Co.	7/7/2017	USD	2,803	CZK	66,000	18

Total net unrealized depreciation						$(1,225,785)

Currency Abbreviations

AED	Arab Emirates Dirham
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Phillippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	81

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

May 31, 2017

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$176,016,036	$—	$442,373	$176,458,409
Preferred Stocks (d)	7,195,344	—	—	7,195,344
Rights	16,572	—	—	16,572
Short-Term Investments	1,021,172	—	—	1,021,172
Derivatives (e)
Forward Foreign Currency Exchange Contracts	—	374,728	—	374,728
Futures Contracts	245,349	—	—	245,349

TOTAL	$184,494,473	$374,728	$442,373	$185,311,574

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Forward Foreign Currency Exchange Contracts	$—	$(1,600,513)	$—	$(1,600,513)

TOTAL	$—	$(1,600,513)	$—	$(1,600,513)

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

During the year ended May 31, 2017, the amount of transfers between Level 1 and Level 3 was $ 460,784 and between Level 3 and Level 1 was $ 28,956. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.	82

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF

May 31, 2017

	Number of Shares	Value

COMMON STOCKS — 96.7%
Australia — 0.4%
BHP Billiton PLC	638,585	$9,651,221

Austria — 0.4%
ANDRITZ AG	21,530	1,291,766
Erste Group Bank AG*	90,739	3,292,409
OMV AG	45,067	2,349,312
Raiffeisen Bank International AG*	44,234	1,165,243
voestalpine AG	34,096	1,543,759

		9,642,489

Belgium — 1.8%
Ageas (a)	58,243	2,351,795
Anheuser-Busch InBev SA/NV	229,831	26,812,197
Colruyt SA	17,616	974,709
Groupe Bruxelles Lambert SA	23,786	2,311,025
KBC Group NV	75,588	5,687,420
Proximus SADP	45,157	1,623,022
Solvay SA	22,205	2,903,495
Telenet Group Holding NV*	15,752	1,044,011
UCB SA	38,105	2,689,039
Umicore SA	28,525	1,889,298

		48,286,011

Chile — 0.0%
Antofagasta PLC	120,140	1,239,897

Denmark — 2.7%
A.P. Moller — Maersk A/S, Class A	1,134	2,058,564
A.P. Moller — Maersk A/S, Class B	1,979	3,768,841
Carlsberg A/S, Class B	32,248	3,511,438
Chr Hansen Holding A/S	29,831	2,089,064
Coloplast A/S, Class B	36,016	3,084,079
Danske Bank A/S	222,452	8,355,241
DONG Energy A/S, 144A	44,643	1,949,164
DSV A/S	57,364	3,492,200
Genmab A/S*	17,278	3,687,080
H Lundbeck A/S	20,850	1,112,491
ISS A/S	50,301	2,085,287
Novo Nordisk A/S, Class B	546,807	23,238,337
Novozymes A/S, Class B	69,528	3,148,026
Pandora A/S	33,437	3,168,750
TDC A/S	244,401	1,459,072
Tryg A/S	32,116	660,610
Vestas Wind Systems A/S	66,871	5,943,348
William Demant Holding A/S*	36,808	965,582

		73,777,174

Finland — 1.5%
Elisa OYJ	42,400	1,651,342
Fortum OYJ	134,268	2,138,780
Kone OYJ, Class B	101,481	5,028,507
Metso OYJ	33,490	1,139,169
Neste OYJ	39,262	1,560,883
Nokia OYJ	1,760,153	11,161,734
Nokian Renkaat OYJ	34,529	1,411,120
Orion OYJ, Class B	31,152	2,015,699
Sampo OYJ, Class A	134,422	6,829,898
Stora Enso OYJ, Class R	164,930	2,086,197

	Number of Shares	Value

Finland (Continued)
UPM-Kymmene OYJ	160,238	$4,518,107
Wartsila OYJ Abp	44,471	2,640,214

		42,181,650

France — 15.6%
Accor SA	53,168	2,524,344
Aeroports de Paris (a)	9,375	1,432,805
Air Liquide SA	117,938	14,374,766
Airbus SE	175,484	14,404,358
Alstom SA*	47,183	1,652,643
Arkema SA	20,930	2,187,071
Atos SE	27,244	3,908,220
AXA SA	587,297	15,662,309
BNP Paribas SA (a)	339,437	23,953,799
Bollore SA (a)	271,477	1,250,357
Bouygues SA	64,389	2,758,010
Bureau Veritas SA	82,401	1,888,802
Capgemini SA	48,974	5,070,203
Carrefour SA*	172,597	4,506,922
Casino Guichard Perrachon SA	17,145	1,057,178
Christian Dior SE	16,591	4,737,676
Cie de Saint-Gobain	152,252	8,513,175
Cie Generale des Etablissements Michelin (a)	52,112	6,556,515
CNP Assurances	53,533	1,177,475
Credit Agricole SA (a)	343,418	5,262,047
Danone SA (a)	179,087	13,293,869
Dassault Aviation SA	661	985,794
Dassault Systemes SE (a)	39,659	3,659,432
Edenred (a)	65,423	1,725,623
Eiffage SA	19,061	1,733,324
Electricite de France SA (a)	159,318	1,716,688
Engie SA (a)	504,115	7,693,192
Essilor International SA	63,169	8,398,265
Eurazeo SA	13,168	941,977
Eutelsat Communications SA	53,458	1,375,199
Fonciere Des Regions REIT	10,063	937,807
Gecina SA REIT	12,731	1,957,152
Groupe Eurotunnel SE	143,275	1,687,548
Hermes International	6,441	3,183,273
ICADE REIT	10,509	847,270
Iliad SA	8,109	2,103,335
Imerys SA	11,192	970,856
Ingenico Group SA	17,215	1,673,560
Ipsen SA	10,192	1,285,177
JCDecaux SA (a)	23,135	765,761
Kering	22,956	7,591,914
Klepierre REIT	67,335	2,812,338
Lagardere SCA	36,635	1,151,493
Legrand SA*(a)	81,577	5,592,788
L’Oreal SA	77,118	16,498,863
LVMH Moet Hennessy Louis Vuitton SE	84,332	21,519,017
Natixis SA (a)	288,298	1,904,304
Orange SA (a)	606,114	10,648,988
Pernod Ricard SA	64,591	8,772,343
Peugeot SA	147,758	2,913,033
Publicis Groupe SA (a)	58,659	4,490,739

See Notes to Financial Statements.	83

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value

France (Continued)
Remy Cointreau SA	7,029	$769,709
Renault SA*(a)	53,951	5,035,766
Rexel SA	92,479	1,628,945
Safran SA	95,022	8,411,388
Sanofi (a)	351,637	34,828,334
Schneider Electric SE*	170,743	13,150,159
SCOR SE	50,643	1,993,714
SEB SA	6,946	1,218,802
Societe BIC SA	8,793	1,074,196
Societe Generale SA (a)	232,165	12,171,717
Sodexo SA	28,443	3,880,522
Suez (a)	101,363	1,849,195
Thales SA	32,509	3,590,565
TOTAL SA (a)	698,529	37,092,605
Unibail-Rodamco SE REIT	30,179	7,785,537
Valeo SA	72,637	5,056,578
Veolia Environnement SA	146,551	3,225,080
Vinci SA	152,388	13,306,282
Vivendi SA	312,982	6,787,447
Wendel SA (a)	8,897	1,357,252
Zodiac Aerospace	62,215	1,647,996

		429,571,386

Germany — 13.6%
adidas AG	56,769	10,857,145
Allianz SE	137,894	26,473,095
Axel Springer SE	14,170	890,768
BASF SE	277,060	26,094,104
Bayer AG	249,630	33,117,989
Bayerische Motoren Werke AG	99,995	9,355,962
Beiersdorf AG	30,773	3,304,799
Brenntag AG	46,384	2,683,445
Commerzbank AG*	321,372	3,389,209
Continental AG	33,100	7,362,248
Covestro AG, 144A	27,549	2,060,473
Daimler AG	290,399	21,077,163
Deutsche Bank AG (b)	624,256	10,922,148
Deutsche Boerse AG	58,118	6,037,759
Deutsche Lufthansa AG	73,047	1,419,189
Deutsche Post AG	298,480	10,902,254
Deutsche Telekom AG*	987,866	19,669,874
Deutsche Wohnen AG	106,141	4,163,058
E.ON SE	663,956	5,808,748
Evonik Industries AG	48,726	1,677,951
Fraport AG Frankfurt Airport Services Worldwide	12,635	1,024,352
Fresenius Medical Care AG & Co. KGaA	65,067	6,224,633
Fresenius SE & Co. KGaA	125,518	10,745,714
GEA Group AG	54,954	2,257,880
Hannover Rueck SE	18,049	2,149,197
HeidelbergCement AG	44,686	4,160,433
Henkel AG & Co. KGaA	31,750	3,942,936
HOCHTIEF AG	5,804	1,067,643
HUGO BOSS AG (a)	18,982	1,429,317
Infineon Technologies AG	342,138	7,567,707
Innogy SE, 144A	42,306	1,736,077
K+S AG (a)	57,607	1,473,842

	Number of Shares	Value

Germany (Continued)
LANXESS AG	27,526	$2,054,114
Linde AG	56,024	10,695,783
MAN SE	10,411	1,100,641
Merck KGaA	39,058	4,714,479
METRO AG	53,571	1,793,343
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	48,553	9,585,807
OSRAM Licht AG	25,236	1,932,552
ProSiebenSat.1 Media SE	70,120	2,977,101
RWE AG*	156,190	3,172,261
SAP SE	296,765	31,817,086
Siemens AG	230,859	32,948,737
Symrise AG	37,076	2,664,321
Telefonica Deutschland Holding AG	223,045	1,109,475
thyssenkrupp AG	111,287	2,951,601
TUI AG	133,869	2,066,343
United Internet AG	37,194	2,046,069
Volkswagen AG	9,608	1,505,112
Vonovia SE	140,313	5,512,809
Zalando SE, 144A*	33,366	1,593,355

		373,288,101

Ireland — 0.9%
AerCap Holdings NV*	45,120	1,986,182
Bank of Ireland*	8,519,066	2,306,356
CRH PLC	257,874	9,285,828
DCC PLC	27,192	2,583,858
Kerry Group PLC, Class A	49,029	4,328,502
Paddy Power Betfair PLC	24,740	2,591,587
Ryanair Holdings PLC*	26,745	540,795

		23,623,108

Italy — 3.0%
Assicurazioni Generali SpA	372,543	5,879,901
Atlantia SpA	133,116	3,705,517
Enel SpA	2,423,725	12,954,632
Eni SpA	775,463	12,274,092
Ferrari NV	37,316	3,227,774
Intesa Sanpaolo SpA (a)	3,829,572	10,961,423
Intesa Sanpaolo SpA-RSP	292,210	793,066
Leonardo SpA	123,079	2,167,940
Luxottica Group SpA	51,409	3,115,644
Mediobanca SpA	173,729	1,647,146
Poste Italiane SpA, 144A	162,468	1,142,509
Prysmian SpA	61,003	1,697,440
Recordati SpA	29,520	1,187,512
Saipem SpA*	184,997	750,221
Snam SpA	709,940	3,255,457
Telecom Italia SpA*	3,494,243	3,269,756
Telecom Italia SpA-RSP*	1,778,342	1,371,428
Terna Rete Elettrica Nazionale SpA	438,696	2,478,843
UniCredit SpA*	602,325	10,535,055
UnipolSai SpA (a)	310,151	702,394

		83,117,750

Jersey Island — 0.1%
Randgold Resources Ltd.	28,406	2,695,556

See Notes to Financial Statements.	84

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value

Jordan — 0.0%
Hikma Pharmaceuticals PLC	43,959	$956,061

Luxembourg — 0.5%
ArcelorMittal*	197,034	4,272,955
Eurofins Scientific SE	3,393	1,801,908
Millicom International Cellular SA SDR	19,905	1,165,709
RTL Group SA	11,518	896,401
SES SA	110,929	2,743,972
Tenaris SA	142,282	2,149,758

		13,030,703

Mexico — 0.1%
Fresnillo PLC	67,060	1,361,712

Netherlands — 6.6%
ABN AMRO Group NV, 144A (a)	85,064	2,193,514
Aegon NV	530,621	2,641,809
Akzo Nobel NV	75,943	6,356,523
Altice NV, Class A*(a)	113,593	2,827,096
Altice NV, Class B*	31,811	793,140
ASML Holding NV	112,666	14,871,269
Boskalis Westminster	26,758	922,353
EXOR NV	32,595	1,817,974
Gemalto NV (a)	24,539	1,456,038
Heineken Holding NV	30,183	2,805,742
Heineken NV	69,249	6,819,960
ING Groep NV	1,170,271	19,574,849
Koninklijke Ahold Delhaize NV	386,152	8,515,220
Koninklijke DSM NV	55,424	4,125,405
Koninklijke KPN NV	1,026,609	3,497,798
Koninklijke Philips NV	279,993	9,895,168
Koninklijke Vopak NV	21,362	967,324
NN Group NV	90,621	3,257,588
NXP Semiconductors NV*	104,317	11,464,438
QIAGEN NV*	66,181	2,228,114
Randstad Holding NV	35,756	2,068,585
Royal Dutch Shell PLC, Class A	1,338,798	36,224,290
Royal Dutch Shell PLC, Class B	1,131,249	31,242,604
Wolters Kluwer NV	90,799	3,983,083

		180,549,884

Norway — 0.9%
DNB ASA	295,020	4,996,551
Gjensidige Forsikring ASA	58,925	949,852
Marine Harvest ASA*	115,292	2,019,483
Norsk Hydro ASA	403,339	2,173,437
Orkla ASA	243,782	2,436,579
Schibsted ASA, Class A	22,691	540,601
Schibsted ASA, Class B	26,623	576,617
Statoil ASA	345,109	6,000,084
Telenor ASA	225,549	3,723,869
Yara International ASA (a)	53,387	1,984,645

		25,401,718

Portugal — 0.2%
EDP — Energias de Portugal SA	718,018	2,640,774
Galp Energia SGPS SA	152,218	2,347,761
Jeronimo Martins SGPS SA	74,912	1,491,188

		6,479,723

	Number of Shares	Value

South Africa — 0.2%
Investec PLC	200,738	$1,572,529
Mediclinic International PLC (a)	112,742	1,174,441
Mondi PLC	111,489	2,907,422

		5,654,392

Spain — 5.2%
Abertis Infraestructuras SA	207,432	3,794,729
ACS Actividades de Construccion y Servicios SA	70,814	2,829,171
Aena SA, 144A	20,378	4,113,646
Amadeus IT Group SA	132,366	7,709,789
Banco Bilbao Vizcaya Argentaria SA	1,987,151	16,188,476
Banco de Sabadell SA	1,609,570	3,316,091
Banco Santander SA	4,401,250	28,582,242
Bankia SA*	1,213,915	1,396,386
Bankinter SA	201,989	1,859,718
CaixaBank SA	1,083,272	5,115,847
Distribuidora Internacional de Alimentacion SA	185,804	1,143,599
Enagas SA	69,339	2,061,421
Endesa SA	96,020	2,396,212
Ferrovial SA	142,848	3,218,208
Ferrovial SA*	2,422	54,565
Gamesa Corp. Tecnologica SA	71,258	1,616,171
Gas Natural SDG SA	105,945	2,668,292
Grifols SA	89,664	2,537,252
Iberdrola SA (a)	1,751,144	13,962,885
Industria de Diseno Textil SA	329,079	13,454,240
Mapfre SA	317,355	1,128,687
Red Electrica Corp. SA	130,421	2,926,521
Repsol SA	362,639	6,075,962
Telefonica SA	1,366,603	15,219,787

		143,369,897

Sweden — 4.4%
Alfa Laval AB	88,209	1,776,075
Assa Abloy AB, Class B	302,324	6,789,889
Atlas Copco AB, Class A	202,482	7,492,258
Atlas Copco AB, Class B	117,767	3,890,156
Boliden AB	82,326	2,253,418
Electrolux AB, Series B	72,073	2,314,423
Getinge AB, Class B	60,864	1,266,804
Hennes & Mauritz AB, Class B (a)	286,311	7,131,916
Hexagon AB, Class B	78,131	3,422,288
Husqvarna AB, Class B	123,568	1,281,687
ICA Gruppen AB (a)	24,197	871,954
Industrivarden AB, Class C	48,213	1,139,396
Investor AB, Class B	137,283	6,346,539
Kinnevik AB, Class B	70,057	2,011,900
L E Lundbergforetagen AB, Class B	11,294	886,871
Lundin Petroleum AB*	56,277	1,092,984
Nordea Bank AB	918,745	11,796,942
Sandvik AB	338,808	5,309,346
Securitas AB, Class B	93,328	1,487,209
Skandinaviska Enskilda Banken AB, Class A	459,431	5,539,771
Skanska AB, Class B	101,783	2,422,959
SKF AB, Class B	113,469	2,321,236

See Notes to Financial Statements.	85

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value

Sweden (Continued)
Svenska Cellulosa AB SCA, Class B	184,957	$6,526,717
Svenska Handelsbanken AB, Class A	461,536	6,499,759
Swedbank AB, Class A	273,529	6,593,222
Swedish Match AB	56,712	1,913,151
Tele2 AB, Class B	107,821	1,109,670
Telefonaktiebolaget LM Ericsson, Class B	926,014	6,754,871
Telia Co. AB	781,781	3,578,163
Volvo AB, Class B	469,133	7,670,088

		119,491,662

Switzerland — 14.0%
ABB Ltd.	600,157	15,075,959
Actelion Ltd.*	27,456	7,880,613
Adecco Group AG	49,016	3,653,869
Baloise Holding AG	15,056	2,303,752
Barry Callebaut AG*	637	914,181
Chocoladefabriken Lindt & Spruengli AG	31	2,275,030
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	303	1,841,056
Cie Financiere Richemont SA	157,392	13,130,219
Coca-Cola HBC AG*	55,729	1,617,737
Credit Suisse Group AG*	591,064	8,116,412
Dufry AG*	10,595	1,742,588
EMS-Chemie Holding AG	2,466	1,732,603
Geberit AG	11,159	5,223,779
Givaudan SA	2,785	5,713,484
Glencore PLC*	3,697,000	13,580,389
Julius Baer Group Ltd.*	67,354	3,487,485
Kuehne + Nagel International AG	16,277	2,626,705
LafargeHolcim Ltd.*	137,249	8,240,183
Lonza Group AG*	22,491	4,658,195
Nestle SA	939,389	80,161,583
Novartis AG	674,215	55,201,331
Pargesa Holding SA	11,329	880,774
Partners Group Holding AG	5,225	3,201,732
Roche Holding AG	212,143	58,218,584
Schindler Holding AG	5,871	1,220,814
Schindler Holding AG Participation Certificates	12,415	2,662,326
SGS SA	1,650	3,926,746
Sika AG	647	4,168,375
Sonova Holding AG	15,923	2,636,982
STMicroelectronics NV	193,689	3,195,186
Straumann Holding AG	2,881	1,595,846
Swatch Group AG — Bearer (a)	9,627	3,729,338
Swatch Group AG — Registered	14,999	1,144,418
Swiss Life Holding AG*	9,717	3,241,508
Swiss Prime Site AG*	21,257	1,957,694
Swiss Re AG	97,818	8,917,794
Swisscom AG	7,798	3,738,982
Syngenta AG	6,831	3,103,237
UBS Group AG*	1,103,945	17,552,788
Vifor Pharma AG (a)	14,622	1,719,525
Wolseley PLC	76,812	5,057,263
Zurich Insurance Group AG	45,468	13,365,071

		384,412,136

	Number of Shares	Value

United Kingdom — 23.9%
3i Group PLC	295,894	$3,412,123
Aberdeen Asset Management PLC	279,278	1,039,920
Admiral Group PLC	60,917	1,598,803
Anglo American PLC*	402,617	5,350,900
Ashtead Group PLC	151,228	3,051,332
Associated British Foods PLC	108,006	4,169,224
AstraZeneca PLC	382,308	25,781,764
Auto Trader Group PLC, 144A	299,313	1,604,681
Aviva PLC	1,231,783	8,332,188
Babcock International Group PLC	78,263	940,814
BAE Systems PLC	962,873	8,256,246
Barclays PLC	5,131,131	13,883,467
Barratt Developments PLC	303,624	2,396,115
Berkeley Group Holdings PLC	39,828	1,670,854
BP PLC	5,828,253	35,046,264
British American Tobacco PLC	563,472	40,147,915
British Land Co. PLC REIT	296,395	2,421,172
BT Group PLC	2,561,732	10,217,156
Bunzl PLC	102,384	3,208,198
Burberry Group PLC	132,719	3,103,668
Capita PLC	202,671	1,521,084
Centrica PLC	1,668,282	4,369,909
CNH Industrial NV	310,036	3,439,272
Cobham PLC	727,050	1,255,263
Coca-Cola European Partners PLC	65,341	2,693,823
Compass Group PLC	498,505	10,726,339
ConvaTec Group PLC, 144A*	292,754	1,207,031
Croda International PLC	40,108	2,047,956
Diageo PLC	761,357	22,827,075
Direct Line Insurance Group PLC	419,635	1,884,797
Dixons Carphone PLC	299,199	1,266,757
easyJet PLC	50,188	914,355
Experian PLC	286,699	5,976,821
Fiat Chrysler Automobiles NV*	319,312	3,352,060
G4S PLC	472,669	1,979,274
GKN PLC	519,228	2,341,487
GlaxoSmithKline PLC	1,485,526	32,605,279
Hammerson PLC REIT	241,734	1,823,602
Hargreaves Lansdown PLC	79,583	1,433,485
HSBC Holdings PLC	6,001,367	52,240,263
IMI PLC	83,251	1,345,094
Imperial Brands PLC	290,298	13,573,647
Inmarsat PLC	137,326	1,415,495
InterContinental Hotels Group PLC	54,846	3,090,224
International Consolidated Airlines Group SA	197,040	1,535,920
Intertek Group PLC	49,248	2,727,857
Intu Properties PLC REIT	270,244	947,088
ITV PLC	1,099,761	2,773,031
J Sainsbury PLC	502,266	1,818,468
Johnson Matthey PLC	58,325	2,338,621
Kingfisher PLC	681,959	2,856,543
Land Securities Group PLC REIT	239,663	3,304,078
Legal & General Group PLC	1,805,853	5,858,732
Lloyds Banking Group PLC	21,169,314	19,253,757
London Stock Exchange Group PLC	95,649	4,220,914

See Notes to Financial Statements.	86

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value

United Kingdom (Continued)
Marks & Spencer Group PLC	493,474	$2,431,987
Meggitt PLC	237,022	1,533,056
Merlin Entertainments PLC, 144A	218,990	1,492,607
National Grid PLC	1,045,911	14,682,077
Next PLC	42,316	2,377,150
Old Mutual PLC	1,493,355	3,621,164
Pearson PLC	250,026	2,275,951
Persimmon PLC	93,400	2,954,363
Petrofac Ltd.	79,753	390,478
Provident Financial PLC	44,934	1,766,375
Prudential PLC	780,543	17,458,707
Reckitt Benckiser Group PLC	193,735	19,814,573
RELX NV	290,577	6,029,002
RELX PLC	329,013	7,049,703
Rio Tinto PLC	374,044	14,952,025
Rolls-Royce Holdings PLC*	500,730	5,596,785
Rolls-Royce Holdings PLC — Entitlement*	38,462,404	49,557
Royal Bank of Scotland Group PLC*	1,075,958	3,604,410
Royal Mail PLC	277,496	1,578,173
RSA Insurance Group PLC	312,666	2,519,843
Sage Group PLC	327,837	3,043,389
Schroders PLC	38,131	1,551,023
Segro PLC REIT	303,976	1,970,030
Severn Trent PLC	73,246	2,359,334
Sky PLC	314,369	4,014,014
Smith & Nephew PLC	267,923	4,674,059
Smiths Group PLC	121,303	2,505,363
SSE PLC	308,907	5,990,041
St James’s Place PLC	160,822	2,430,575
Standard Chartered PLC*	993,535	9,369,156
Standard Life PLC	600,034	2,959,466
Tate & Lyle PLC	143,008	1,359,823
Taylor Wimpey PLC	990,574	2,592,163
Tesco PLC*	2,472,545	5,852,196
Travis Perkins PLC	76,374	1,607,915
Unilever NV	492,472	28,048,316
Unilever PLC	388,762	21,696,399
United Utilities Group PLC	211,312	2,801,593
Vodafone Group PLC	8,057,661	24,033,970
Weir Group PLC	66,112	1,546,898
Whitbread PLC	55,664	3,077,503
Wm Morrison Supermarkets PLC	679,137	2,154,324

	Number of Shares	Value
United Kingdom (Continued)
Worldpay Group PLC, 144A	559,739	$2,240,023
WPP PLC	388,074	8,720,202

		657,373,966

United States (c) — 0.7%
Carnival PLC	57,452	3,678,977
Shire PLC	273,422	15,752,599

		19,431,576

TOTAL COMMON STOCKS (Cost $2,584,620,286)		2,654,587,773

PREFERRED STOCKS — 0.8%
Germany — 0.8%
Bayerische Motoren Werke AG	16,234	1,333,822
FUCHS PETROLUB SE	20,556	1,146,849
Henkel AG & Co. KGaA	53,928	7,569,511
Porsche Automobil Holding SE	45,976	2,631,435
Schaeffler AG	49,548	818,481
Volkswagen AG	56,116	8,431,363

		21,931,461

TOTAL PREFERRED STOCKS (Cost $24,438,410)		21,931,461

RIGHTS — 0.0%
Switzerland — 0.0%
Credit Suisse Group AG, expires 06/07/17* (Cost $0)	641,640	298,114

SECURITIES LENDING COLLATERAL — 5.8%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.74% (d)(e) (Cost $158,962,186)	158,962,186	158,962,186

TOTAL INVESTMENTS — 103.3% (Cost $2,768,020,882)†		$2,835,779,534
Other assets and liabilities, net — (3.3%)		(88,956,201)

NET ASSETS — 100.0%		$2,746,823,333

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,829,128,618. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $6,650,916. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $207,912,808 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $201,261,892.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2017 amounted to $140,871,867, which is 5.1% of net assets.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Securities are domiciled in the United States and trade on a non-U.S. securities exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

See Notes to Financial Statements.	87

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2017

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2017, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
AMSTERDAM Index Futures	EUR	50	$5,880,205	6/16/2017	$268,685
CAC40 10 EURO Futures	EUR	223	13,193,021	6/16/2017	(189,795)
DAX Index Futures	EUR	32	11,357,575	6/16/2017	450,387
FTSE 100 Index Futures	GBP	197	19,057,065	6/16/2017	636,374
FTSE/MIB Index Futures	EUR	21	2,448,455	6/16/2017	138,044
IBEX 35 Index Futures	EUR	36	4,390,456	6/16/2017	(23,071)
OMXS30 Index Futures	SEK	201	3,788,089	6/16/2017	(24,106)
SWISS MKT IX Futures	CHF	118	10,989,211	6/16/2017	538,432

			$71,104,077		$1,794,950

As of May 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	6/5/2017	EUR	20,676,000	USD	22,549,452	$(683,496)
Goldman Sachs & Co.	6/5/2017	EUR	71,858,000	USD	78,371,353	(2,373,145)
JP Morgan & Chase Co.	6/5/2017	EUR	10,538,700	USD	11,531,488	(310,507)
JP Morgan & Chase Co.	6/5/2017	EUR	9,918,800	USD	10,784,632	(360,801)
JP Morgan & Chase Co.	6/5/2017	EUR	43,394,600	USD	47,342,120	(1,418,981)
JP Morgan & Chase Co.	6/5/2017	EUR	228,336,323	USD	249,031,723	(7,542,379)
RBC Capital Markets	6/5/2017	EUR	302,681,197	USD	330,088,374	(10,024,645)
The Bank of New York Mellon	6/5/2017	EUR	129,938,955	USD	141,714,023	(4,294,155)
The Bank of Nova Scotia	6/5/2017	EUR	386,548,021	USD	421,557,675	(12,793,766)
Goldman Sachs & Co.	6/5/2017	GBP	29,059,800	USD	37,611,082	162,881
JP Morgan & Chase Co.	6/5/2017	GBP	20,567,900	USD	26,662,107	157,078
JP Morgan & Chase Co.	6/5/2017	GBP	4,701,200	USD	6,063,142	4,894
JP Morgan & Chase Co.	6/5/2017	GBP	126,935,450	USD	164,361,428	784,794
JP Morgan & Chase Co.	6/5/2017	GBP	4,995,100	USD	6,468,000	31,015
RBC Capital Markets	6/5/2017	GBP	235,642,820	USD	305,126,111	1,462,641
The Bank of New York Mellon	6/5/2017	GBP	52,637,264	USD	68,158,677	327,142
The Bank of Nova Scotia	6/5/2017	GBP	110,076,190	USD	142,528,852	678,072
JP Morgan & Chase Co.	6/5/2017	SEK	368,822,936	USD	41,720,282	(727,930)
JP Morgan & Chase Co.	6/5/2017	SEK	8,713,400	USD	981,938	(20,896)
JP Morgan & Chase Co.	6/5/2017	SEK	2,673,000	USD	302,363	(5,275)
JP Morgan & Chase Co.	6/5/2017	SEK	38,121,200	USD	4,310,902	(76,506)
RBC Capital Markets	6/5/2017	SEK	326,535,700	USD	36,935,503	(645,828)
The Bank of Nova Scotia	6/5/2017	SEK	9,258,000	USD	1,049,404	(16,109)
The Bank of Nova Scotia	6/5/2017	SEK	303,467,650	USD	34,325,037	(601,368)
Goldman Sachs & Co.	6/5/2017	USD	104,051,429	EUR	92,534,000	(73,983)
JP Morgan & Chase Co.	6/5/2017	USD	328,609,914	EUR	292,188,423	(287,285)
RBC Capital Markets	6/5/2017	USD	340,365,006	EUR	302,681,197	(251,987)
The Bank of New York Mellon	6/5/2017	USD	146,116,355	EUR	129,938,955	(108,176)
The Bank of Nova Scotia	6/5/2017	USD	434,673,250	EUR	386,548,021	(321,808)
Goldman Sachs & Co.	6/5/2017	USD	37,513,645	GBP	29,059,800	(65,443)
JP Morgan & Chase Co.	6/5/2017	USD	202,951,948	GBP	157,199,650	(375,051)
RBC Capital Markets	6/5/2017	USD	18,134,522	GBP	14,004,000	(88,128)
RBC Capital Markets	6/5/2017	USD	286,124,635	GBP	221,638,820	(507,558)
The Bank of New York Mellon	6/5/2017	USD	67,952,076	GBP	52,637,264	(120,541)

See Notes to Financial Statements.	88

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2017

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	6/5/2017	USD	142,102,857	GBP	110,076,190	$(252,077)
JP Morgan & Chase Co.	6/5/2017	USD	48,229,680	SEK	418,330,536	(83,588)
RBC Capital Markets	6/5/2017	USD	37,641,003	SEK	326,535,700	(59,673)
The Bank of Nova Scotia	6/5/2017	USD	36,049,066	SEK	312,725,650	(57,149)
JP Morgan & Chase Co.	6/6/2017	CHF	12,930,600	USD	13,021,529	(334,413)
JP Morgan & Chase Co.	6/6/2017	CHF	2,955,600	USD	2,936,163	(116,660)
JP Morgan & Chase Co.	6/6/2017	CHF	120,756,405	USD	121,551,706	(3,176,887)
RBC Capital Markets	6/6/2017	CHF	115,872,800	USD	116,627,849	(3,056,497)
The Bank of Nova Scotia	6/6/2017	CHF	3,140,300	USD	3,150,350	(93,248)
The Bank of Nova Scotia	6/6/2017	CHF	2,357,000	USD	2,372,468	(62,063)
The Bank of Nova Scotia	6/6/2017	CHF	100,719,934	USD	101,373,795	(2,659,243)
Goldman Sachs & Co.	6/6/2017	DKK	6,811,000	USD	998,978	(30,008)
Goldman Sachs & Co.	6/6/2017	DKK	4,196,200	USD	617,025	(16,925)
Goldman Sachs & Co.	6/6/2017	DKK	17,737,000	USD	2,602,204	(77,451)
JP Morgan & Chase Co.	6/6/2017	DKK	3,949,300	USD	577,220	(19,429)
JP Morgan & Chase Co.	6/6/2017	DKK	17,278,300	USD	2,534,368	(75,989)
JP Morgan & Chase Co.	6/6/2017	DKK	145,961,942	USD	21,405,196	(646,318)
RBC Capital Markets	6/6/2017	DKK	50,125,300	USD	7,350,559	(222,228)
The Bank of Nova Scotia	6/6/2017	DKK	233,291,200	USD	34,210,432	(1,034,537)
JP Morgan & Chase Co.	6/6/2017	NOK	1,769,900	USD	205,850	(3,644)
JP Morgan & Chase Co.	6/6/2017	NOK	88,269,391	USD	10,307,932	(140,059)
JP Morgan & Chase Co.	6/6/2017	NOK	7,743,300	USD	902,169	(14,365)
RBC Capital Markets	6/6/2017	NOK	45,095,700	USD	5,266,051	(71,693)
RBC Capital Markets	6/6/2017	NOK	1,880,500	USD	217,695	(4,890)
The Bank of Nova Scotia	6/6/2017	NOK	76,528,200	USD	8,936,556	(121,691)
JP Morgan & Chase Co.	6/6/2017	USD	141,254,333	CHF	136,642,605	(116,976)
RBC Capital Markets	6/6/2017	USD	119,784,234	CHF	115,872,800	(99,889)
The Bank of Nova Scotia	6/6/2017	USD	109,807,954	CHF	106,217,234	(96,787)
Goldman Sachs & Co.	6/6/2017	USD	4,345,608	DKK	28,744,200	(3,017)
JP Morgan & Chase Co.	6/6/2017	USD	25,275,952	DKK	167,189,542	(17,433)
RBC Capital Markets	6/6/2017	USD	7,576,490	DKK	50,125,300	(3,703)
The Bank of Nova Scotia	6/6/2017	USD	35,262,202	DKK	233,291,200	(17,233)
JP Morgan & Chase Co.	6/6/2017	USD	754,404	NOK	6,465,000	10,825
JP Morgan & Chase Co.	6/6/2017	USD	10,842,898	NOK	91,317,591	(34,107)
RBC Capital Markets	6/6/2017	USD	5,577,531	NOK	46,976,200	(17,201)
The Bank of Nova Scotia	6/6/2017	USD	9,086,270	NOK	76,528,200	(28,023)
JP Morgan & Chase Co.	7/5/2017	CHF	189,751,222	USD	196,537,322	162,278
RBC Capital Markets	7/5/2017	CHF	168,981,417	USD	175,027,025	146,818
Goldman Sachs & Co.	7/5/2017	DKK	28,744,200	USD	4,352,827	2,986
JP Morgan & Chase Co.	7/5/2017	DKK	9,698,000	USD	1,468,556	964
JP Morgan & Chase Co.	7/5/2017	DKK	167,189,542	USD	25,317,885	17,197
RBC Capital Markets	7/5/2017	DKK	50,125,300	USD	7,588,763	3,333
The Bank of Nova Scotia	7/5/2017	DKK	233,291,200	USD	35,319,057	15,247
Goldman Sachs & Co.	7/5/2017	EUR	92,534,000	USD	104,217,991	69,493
JP Morgan & Chase Co.	7/5/2017	EUR	292,188,423	USD	329,141,201	278,456
JP Morgan & Chase Co.	7/5/2017	EUR	3,207,000	USD	3,612,490	2,960
RBC Capital Markets	7/5/2017	EUR	302,681,197	USD	340,916,491	243,961
The Bank of New York Mellon	7/5/2017	EUR	129,938,955	USD	146,350,245	101,872
The Bank of Nova Scotia	7/5/2017	EUR	386,548,021	USD	435,382,565	316,583
Goldman Sachs & Co.	7/5/2017	GBP	29,059,800	USD	37,549,359	64,125
JP Morgan & Chase Co.	7/5/2017	GBP	17,044,000	USD	22,025,283	39,642
JP Morgan & Chase Co.	7/5/2017	GBP	157,199,650	USD	203,147,567	370,337
RBC Capital Markets	7/5/2017	GBP	221,638,820	USD	286,401,683	502,154
The Bank of New York Mellon	7/5/2017	GBP	52,637,264	USD	68,017,873	119,257
The Bank of Nova Scotia	7/5/2017	GBP	110,076,190	USD	142,241,553	250,494
JP Morgan & Chase Co.	7/5/2017	NOK	91,317,591	USD	10,847,941	34,050
JP Morgan & Chase Co.	7/5/2017	NOK	3,895,000	USD	462,690	1,442

See Notes to Financial Statements.	89

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

May 31, 2017

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
RBC Capital Markets	7/5/2017	NOK	46,976,200	USD	5,579,983	$17,029
The Bank of Nova Scotia	7/5/2017	NOK	76,528,200	USD	9,090,317	27,796
JP Morgan & Chase Co.	7/5/2017	SEK	418,330,536	USD	48,320,542	88,504
RBC Capital Markets	7/5/2017	SEK	326,535,700	USD	37,706,636	58,220
The Bank of Nova Scotia	7/5/2017	SEK	312,725,650	USD	36,111,507	55,341
JP Morgan & Chase Co.	7/5/2017	USD	7,157,685	CHF	6,910,000	(6,471)
JP Morgan & Chase Co.	7/5/2017	USD	1,574,932	CHF	1,520,000	(1,872)
JP Morgan & Chase Co.	7/5/2017	USD	3,232,563	EUR	2,869,000	(3,457)
JP Morgan & Chase Co.	7/5/2017	USD	1,801,583	GBP	1,396,000	(834)
JP Morgan & Chase Co.	7/5/2017	USD	560,987	SEK	4,863,000	(300)
JP Morgan & Chase Co.	7/5/2017	USD	550,124	SEK	4,763,000	(966)

Total net unrealized depreciation						$(50,364,860)

Currency Abbreviations

CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$2,654,587,773	$—	$—	$2,654,587,773
Preferred Stocks	21,931,461	—	—	21,931,461
Rights	298,114	—	—	298,114
Short-Term Investments	158,962,186	—	—	158,962,186
Derivatives (g)
Forward Foreign Currency Exchange Contracts	—	6,609,881	—	6,609,881
Futures Contracts	2,031,922	—	—	2,031,922

TOTAL	$2,837,811,456	$6,609,881	$—	$2,844,421,337

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Exchange Contracts	$—	$(56,974,741)	$—	$(56,974,741)
Futures Contracts	(236,972)	—	—	(236,972)

TOTAL	$(236,972)	$(56,974,741)	$—	$(57,211,713)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the year ended May 31, 2017.

See Notes to Financial Statements.	90

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF

May 31, 2017

	Number of Shares	Value
COMMON STOCKS — 96.8%
Austria — 1.0%
ANDRITZ AG	930	$55,799
Austria Technologie & Systemtechnik AG	311	3,232
BUWOG AG*	1,146	32,506
CA Immobilien Anlagen AG	963	22,977
DO & CO AG	83	6,182
Erste Group Bank AG*	3,824	138,751
EVN AG	501	7,260
FACC AG*	269	2,145
IMMOFINANZ AG* (a)	10,242	22,999
Kapsch TrafficCom AG	73	3,949
Lenzing AG	101	18,091
Oesterreichische Post AG	440	19,104
OMV AG	1,872	97,586
Porr AG	113	3,843
Raiffeisen Bank International AG*	1,506	39,672
RHI AG	304	11,058
S IMMO AG*	635	8,813
S&T AG (a)	421	6,072
Schoeller-Bleckmann Oilfield Equipment AG*	145	9,907
Semperit AG Holding (a)	131	3,709
Telekom Austria AG*	2,102	17,221
UNIQA Insurance Group AG	1,649	14,356
Vienna Insurance Group AG Wiener Versicherung Gruppe	503	13,813
voestalpine AG	1,447	65,516
Wienerberger AG	1,533	36,138
Zumtobel Group AG	359	7,388

		668,087

Belgium — 4.0%
Ablynx NV*	763	9,600
Ackermans & van Haaren NV (a)	300	51,107
Aedifica SA REIT	207	17,342
Ageas (a)	2,478	100,059
AGFA-Gevaert NV*	2,318	10,595
Anheuser-Busch InBev SA/NV	9,639	1,124,490
Barco NV	128	12,694
Befimmo SA REIT	267	15,726
Bekaert SA	477	24,775
Biocartis NV, 144A*	272	3,166
bpost SA	1,277	31,065
Cie d’Entreprises CFE	97	14,868
Cofinimmo SA REIT	257	31,079
Colruyt SA	759	41,996
D’ieteren SA/NV*	328	16,002
Econocom Group SA/NV*	1,610	14,147
Elia System Operator SA/NV	404	23,622
Euronav NV (a)	1,707	12,834
EVS Broadcast Equipment SA	171	6,861
Exmar NV	432	2,507
Fagron*	631	8,095
Galapagos NV*	547	45,520
Gimv NV	230	14,296
Greenyard NV	201	4,201
Groupe Bruxelles Lambert SA	1,026	99,685

	Number of Shares	Value
Belgium (Continued)
Intervest Offices & Warehouses NV REIT	172	$4,286
Ion Beam Applications	273	16,564
KBC Ancora*	448	22,657
KBC Group NV	3,189	239,948
Kinepolis Group NV	189	10,881
Melexis NV	255	23,005
Nyrstar NV*	932	5,771
Ontex Group NV (a)	1,046	37,783
Orange Belgium SA	403	9,391
Proximus SADP	1,934	69,511
Sioen Industries NV	91	3,337
Sofina SA	214	31,300
Solvay SA	942	123,175
Telenet Group Holding NV*	684	45,334
Tessenderlo Chemie NV*	391	16,476
UCB SA	1,607	113,405
Umicore SA	1,210	80,142
Van de Velde NV	80	4,379
Warehouses De Pauw CVA REIT	209	21,318

		2,614,995

Finland — 3.5%
Amer Sports OYJ*	1,501	34,819
Atria OYJ	162	2,051
Cargotec OYJ, Class B	469	27,923
Caverion Corp.*	1,280	10,698
Citycon OYJ	5,400	13,588
Cramo OYJ	510	14,856
DNA OYJ	753	10,684
Elisa OYJ	1,835	71,467
Ferratum OYJ	102	2,572
Finnair OYJ	643	3,792
Fortum OYJ	5,646	89,936
F-Secure OYJ	1,104	5,085
Huhtamaki OYJ	1,154	44,828
Kemira OYJ	1,327	16,726
Kesko OYJ, Class B	834	43,321
Kone OYJ, Class B	4,290	212,575
Konecranes OYJ	784	32,349
Lehto Group OYJ (a)	259	3,651
Metsa Board OYJ	2,539	19,366
Metso OYJ	1,434	48,778
Neste OYJ	1,643	65,318
Nokia OYJ	74,183	470,420
Nokian Renkaat OYJ	1,469	60,035
Oriola OYJ, Class B	1,451	5,933
Orion OYJ, Class B	1,308	84,635
Outokumpu OYJ	3,705	29,467
Outotec OYJ*	2,067	13,502
Ponsse OYJ	161	4,310
Ramirent OYJ	868	9,010
Sampo OYJ, Class A	5,683	288,750
Sanoma OYJ	958	8,921
Sponda OYJ	2,888	13,490
Stockmann OYJ Abp, Class B*	403	3,153
Stora Enso OYJ, Class R	7,003	88,581
Technopolis OYJ	1,533	5,700

See Notes to Financial Statements.	91

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Finland (Continued)
Tieto OYJ	723	$23,602
Tokmanni Group Corp.	347	3,228
UPM-Kymmene OYJ	6,785	191,311
Uponor OYJ	722	12,912
Valmet OYJ	1,562	30,391
Wartsila OYJ Abp	1,880	111,614
YIT OYJ	1,472	12,451

		2,245,799

France — 29.4%
AB Science SA*	232	2,671
ABC arbitrage	297	2,142
Accor SA	2,171	103,076
Aeroports de Paris (a)	384	58,688
Air France-KLM*	1,813	20,468
Air Liquide SA	4,912	598,695
Airbus SE	7,322	601,016
Albioma SA	258	5,524
Alstom SA*	1,972	69,072
Altamir	331	6,135
Alten SA*	364	32,434
Altran Technologies SA	1,707	30,787
ANF Immobilier REIT	117	2,800
Arkema SA	863	90,179
Assystem*	92	3,514
Atos SE	1,132	162,388
AXA SA	24,505	653,511
Axway Software SA	71	2,587
Beneteau SA	516	8,953
BNP Paribas SA (a)	14,198	1,001,942
Boiron SA	83	8,242
Bollore SA (a)	11,104	51,142
Bonduelle SCA	145	5,405
Bourbon Corp. (a)	388	4,420
Bouygues SA	2,648	113,423
Bureau Veritas SA	3,371	77,270
Cap Gemini SA	2,033	210,473
Carrefour SA*	7,210	188,270
Casino Guichard Perrachon SA	702	43,286
Cellectis SA*	331	7,905
Chargeurs SA	218	6,482
Christian Dior SE	693	197,891
Cie de Saint-Gobain	6,350	355,060
Cie des Alpes	52	1,504
Cie Generale des Etablissements Michelin (a)	2,165	272,391
Cie Plastic Omnium SA	767	28,498
CNP Assurances	2,182	47,994
Coface SA	1,286	10,459
Credit Agricole SA	14,285	218,883
Danone SA	7,456	553,469
Dassault Aviation SA	29	43,250
Dassault Systemes SE (a)	1,635	150,865
DBV Technologies SA*	224	14,947
Derichebourg SA	997	6,784
Devoteam SA	55	4,360
Direct Energie	105	6,108

	Number of Shares	Value
France (Continued)
Edenred (a)	2,708	$71,427
Eiffage SA	748	68,020
Electricite de France SA	6,925	74,618
Elior Group, 144A	1,332	37,737
Elis SA	1,278	28,483
Engie SA (a)	20,122	307,078
Eramet*	78	3,811
Essilor International SA	2,634	350,188
Esso SA Francaise*	48	2,663
Etablissements Maurel et Prom*	612	2,647
Euler Hermes Group	159	16,722
Eurazeo SA	535	38,271
Europcar Groupe SA, 144A	1,084	14,442
Eutelsat Communications SA	2,252	57,932
Faurecia	873	45,828
FFP	90	9,374
FIGEAC-AERO*	101	2,330
Fonciere Des Regions REIT	422	39,328
Gaztransport Et Technigaz SA	290	11,449
Gecina SA REIT	524	80,555
Genfit*	357	12,023
GL Events*	34	858
Groupe Crit	31	2,577
Groupe Eurotunnel SE	6,004	70,717
Groupe Fnac SA*	215	14,991
Guerbet	79	7,290
Haulotte Group SA*	209	3,569
Havas SA	2,096	21,481
Hermes International	267	131,957
ICADE REIT	421	33,942
ID Logistics Group*	28	4,244
Iliad SA	336	87,153
Imerys SA	466	40,423
Ingenico Group SA	704	68,440
Innate Pharma SA*	576	7,914
Interparfums SA	102	4,175
Ipsen SA	477	60,148
IPSOS	427	16,789
Jacquet Metal Service	177	5,229
JCDecaux SA (a)	945	31,279
Kaufman & Broad SA	171	7,492
Kering	963	318,479
Klepierre REIT	2,797	116,821
Korian SA	561	18,849
Lagardere SCA	1,500	47,147
Le Noble Age	68	4,592
Legrand SA*	3,395	232,756
LISI	189	8,297
L’Oreal SA	3,182	680,767
LVMH Moet Hennessy Louis Vuitton SE	3,527	899,986
Maisons du Monde SA, 144A*	342	12,913
Manitou BF SA	100	3,209
Marie Brizard Wine & Spirits SA*	310	5,516
Mercialys SA REIT	686	13,424
Mersen SA	201	5,997
Metropole Television SA	320	7,621
MGI Coutier	96	4,100

See Notes to Financial Statements.	92

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
France (Continued)
Natixis SA (a)	11,963	$79,020
Naturex*	85	8,289
Neopost SA	443	19,732
Nexans SA	343	18,759
Nexity SA*	524	31,545
Oeneo SA	140	1,524
Orange SA (a)	25,361	445,575
Orpea	545	61,835
Parrot SA*	205	2,487
Pernod Ricard SA	2,699	366,561
Peugeot SA	6,176	121,759
Pierre & Vacances SA*	80	4,190
Plastivaloire	112	2,677
Publicis Groupe SA (a)	2,439	186,722
Rallye SA	296	6,318
Remy Cointreau SA	284	31,099
Renault SA*(a)	2,246	209,641
Rexel SA	3,900	68,695
Rubis SCA	529	61,297
Safran SA	3,976	351,957
Sanofi (a)	14,710	1,456,971
Sartorius Stedim Biotech	355	27,931
Schneider Electric SE*	7,146	550,365
SCOR SE	2,074	81,649
SEB SA	287	50,359
Societe BIC SA	366	44,712
Societe Generale SA (a)	9,692	508,123
Sodexo SA	1,173	160,034
SOITEC*	217	11,972
Solocal Group*	6,928	9,292
Sopra Steria Group	186	29,482
SPIE SA	981	27,346
SRP Groupe SA, 144A*	200	5,756
Ste Industrielle d’Aviation Latecoere SA*	989	4,200
Suez (a)	4,352	79,395
Synergie SA	81	3,658
Tarkett SA	379	18,912
Technicolor SA*	4,379	22,569
Teleperformance*	734	96,018
Television Francaise 1	530	6,799
Thales SA	1,346	148,664
TOTAL SA (a)	29,436	1,563,082
Trigano SA	115	12,554
Ubisoft Entertainment SA*	866	48,184
Unibail-Rodamco SE REIT	1,263	325,827
Valeo SA	3,040	211,628
Vallourec SA*	3,950	24,911
Veolia Environnement SA	6,087	133,954
Vicat SA	225	16,576
Vinci SA	6,348	554,297
Virbac SA*	55	9,036
Vivendi SA	13,084	283,745
Wendel SA	361	55,071
Worldline SA, 144A*	531	18,662
Zodiac Aerospace	2,611	69,162

		19,112,009

	Number of Shares	Value
Germany — 26.6%
Aareal Bank AG*	689	$28,816
adidas AG	2,378	454,796
ADLER Real Estate AG*	300	5,062
ADO Properties SA, 144A	377	16,210
ADVA Optical Networking SE*	586	6,603
AIXTRON SE*	1,388	9,131
Allianz SE	5,781	1,109,845
alstria office REIT-AG REIT	1,919	26,785
Amadeus Fire AG	73	6,614
AURELIUS Equity Opportunities SE & Co KGaA (a)	304	17,710
Aurubis AG	430	33,494
Axel Springer SE	539	33,883
BASF SE	11,619	1,094,302
Bayer AG	10,461	1,387,843
Bayerische Motoren Werke AG	4,209	393,812
BayWa AG	172	6,157
Bechtle AG	189	24,257
Beiersdorf AG	1,281	137,570
Bertrandt AG (a)	76	6,796
bet-at-home.com AG	31	5,001
Bilfinger SE (a)	439	16,974
Biotest AG*	83	2,541
Borussia Dortmund GmbH & Co. KGaA	861	5,950
Brenntag AG	1,978	114,433
CANCOM SE (a)	212	12,467
Capital Stage AG	1,047	7,289
Carl Zeiss Meditec AG	507	26,225
CENTROTEC Sustainable AG*	129	2,811
Cewe Stiftung & Co. KGaA	73	6,437
comdirect bank AG	402	4,396
Commerzbank AG*	13,532	142,709
CompuGroup Medical SE	309	17,557
Continental AG	1,398	310,949
Covestro AG, 144A	1,170	87,508
CTS Eventim AG & Co. KGaA	620	27,027
Daimler AG	12,181	884,097
Deutsche Bank AG (b)	26,132	457,212
Deutsche Beteiligungs AG	164	7,622
Deutsche Boerse AG	2,453	254,837
Deutsche EuroShop AG	606	25,249
Deutsche Lufthansa AG	3,002	58,324
Deutsche Pfandbriefbank AG, 144A	1,368	17,434
Deutsche Post AG	12,333	450,474
Deutsche Telekom AG*	41,416	824,654
Deutsche Wohnen AG	4,508	176,813
Deutz AG	1,171	9,498
DIC Asset AG	590	6,587
Diebold Nixdorf AG	115	9,206
DMG Mori AG	249	13,780
Draegerwerk AG & Co. KGaA	39	3,496
Drillisch AG	572	36,144
Duerr AG	320	34,901
E.ON SE	27,980	244,789
Elmos Semiconductor AG	127	3,081
ElringKlinger AG (a)	376	7,368
Evonik Industries AG	2,096	72,179

See Notes to Financial Statements.	93

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Germany (Continued)
Evotec AG*	1,618	$22,620
Fraport AG Frankfurt Airport Services Worldwide	523	42,401
Freenet AG*	1,644	58,700
Fresenius Medical Care AG & Co. KGaA	2,734	261,548
Fresenius SE & Co. KGaA	5,215	446,461
GEA Group AG	2,347	96,431
Gerresheimer AG	394	33,744
Gerry Weber International AG	339	4,631
GFT Technologies SE (a)	212	4,806
Grammer AG	138	7,606
GRENKE AG (a)	117	25,229
H&R GmbH & Co. KGaA*	177	2,532
Hamborner REIT AG REIT	1,017	10,555
Hamburger Hafen und Logistik AG	311	6,655
Hannover Rueck SE	775	92,284
Hapag-Lloyd AG, 144A*	299	9,341
HeidelbergCement AG	1,892	176,152
Heidelberger Druckmaschinen AG*(a)	3,338	9,063
Henkel AG & Co. KGaA	1,321	164,051
HOCHTIEF AG	249	45,803
Hornbach Baumarkt AG	98	3,363
HUGO BOSS AG (a)	802	60,389
Hypoport AG*	41	6,080
Indus Holding AG	243	17,116
Infineon Technologies AG	14,399	318,490
Innogy SE, 144A	1,790	73,455
Isra Vision AG	39	7,032
Jenoptik AG	683	19,039
K+S AG (a)	2,463	63,014
KION Group AG	835	61,777
Kloeckner & Co. SE	993	10,498
Koenig & Bauer AG	172	11,730
Krones AG (a)	184	22,912
KWS Saat SE	25	10,251
LANXESS AG	1,171	87,385
LEG Immobilien AG	812	76,549
Leoni AG	425	23,430
Linde AG	2,361	450,749
MAN SE	448	47,362
Manz AG*	57	2,657
Merck KGaA	1,643	198,318
METRO AG	2,291	76,694
MLP AG	783	5,336
MorphoSys AG*	341	24,972
MTU Aero Engines AG	663	93,545
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,047	404,139
Nemetschek SE*	206	16,104
Nordex SE*	825	11,807
Norma Group SE	419	22,315
OHB SE	80	2,340
OSRAM Licht AG	1,060	81,174
PATRIZIA Immobilien AG*	556	10,559
Pfeiffer Vacuum Technology AG	91	12,993
ProSiebenSat.1 Media SE	2,962	125,758
Rational AG	43	23,205

	Number of Shares	Value
Germany (Continued)
Rheinmetall AG	502	$48,176
RHOEN-KLINIKUM AG	446	13,427
RIB Software SE (a)	444	7,940
Rocket Internet SE, 144A*	731	17,109
RWE AG*	6,221	126,350
SAF-Holland SA	595	10,384
Salzgitter AG	521	19,841
SAP SE	12,433	1,332,980
Senvion SA*	270	3,928
SGL Carbon SE*	634	7,439
Siemens AG	9,678	1,381,267
Siltronic AG*	163	14,606
Sixt Leasing SE	166	3,579
Sixt SE (a)	164	9,619
SLM Solutions Group AG*	169	7,309
SMA Solar Technology AG (a)	162	4,582
Software AG	648	31,065
STADA Arzneimittel AG (a)	748	54,113
STRATEC Biomedical AG (a)	57	4,005
Stroeer SE & Co. KGaA	349	22,468
Suedzucker AG	937	20,041
Surteco SE	94	2,518
Symrise AG	1,568	112,678
TAG Immobilien AG	1,731	25,823
Takkt AG	432	10,531
Telefonica Deutschland Holding AG	9,458	47,046
thyssenkrupp AG	4,676	124,019
TLG Immobilien AG	977	19,887
Uniper SE*	2,559	49,890
United Internet AG	1,582	87,027
VERBIO Vereinigte BioEnergie AG	317	3,436
Volkswagen AG	413	64,697
Vonovia SE	5,924	232,750
Vossloh AG*	131	8,660
VTG AG	134	4,715
Wacker Chemie AG	207	22,695
Wacker Neuson SE	371	8,189
WCM Beteiligungs & Grundbesitz-AG*	1,462	5,246
Wirecard AG (a)	1,504	100,240
Wuestenrot & Wuerttembergische AG	318	6,916
XING AG	37	9,923
Zalando SE, 144A*	1,109	52,959
zooplus AG*	74	16,106

		17,347,034

Ireland — 1.8%
AerCap Holdings NV*	1,892	83,286
Bank of Ireland*	349,689	94,671
C&C Group PLC	4,008	15,308
CRH PLC	10,582	381,049
Dalata Hotel Group PLC*	2,108	12,219
Glanbia PLC	2,446	49,734
Green REIT PLC REIT	8,733	14,146
Hibernia REIT PLC REIT	9,373	14,636
Irish Continental Group PLC	2,120	12,658
Irish Residential Properties REIT PLC REIT	2,924	4,303
Kerry Group PLC, Class A	2,014	177,805

See Notes to Financial Statements.	94

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Ireland (Continued)
Kingspan Group PLC	1,924	$66,677
Origin Enterprises PLC	1,596	12,066
Paddy Power Betfair PLC	1,013	106,115
Permanent TSB Group Holdings PLC*(a)	1,970	6,196
Ryanair Holdings PLC*	1,805	36,498
Smurfit Kappa Group PLC	3,004	84,549

		1,171,916

Italy — 7.0%
A2A SpA	18,061	29,865
ACEA SpA	729	11,915
Amplifon SpA	1,149	16,367
Anima Holding SpA, 144A	2,869	18,258
Ascopiave SpA	642	2,614
Assicurazioni Generali SpA	14,872	234,727
Astaldi SpA	617	3,847
ASTM SpA	483	8,296
Atlantia SpA	5,249	146,115
Autogrill SpA	1,587	19,307
Azimut Holding SpA	1,501	30,435
Banca Carige SpA*	7,774	2,037
Banca Generali SpA	764	22,048
Banca IFIS SpA	295	11,184
Banca Mediolanum SpA	3,412	28,172
Banca Popolare di Sondrio SCPA	5,660	21,758
Banco BPM SpA*	17,090	53,217
Beni Stabili SpA SIIQ REIT	13,737	9,390
Biesse SpA	200	7,771
BPER Banca	6,158	30,161
Brembo SpA	1,930	30,722
Brunello Cucinelli SpA (a)	302	7,789
Buzzi Unicem SpA	841	21,833
Buzzi Unicem SpA-RSP	528	7,942
Cairo Communication SpA	1,001	4,793
Cementir Holding SpA	704	4,041
Cerved Information Solutions SpA	2,472	26,339
CIR-Compagnie Industriali Riunite SpA	4,842	7,343
Credito Emiliano SpA	1,158	8,742
Credito Valtellinese SpA*	1,449	5,525
Danieli & C Officine Meccaniche SpA	156	3,934
Danieli & C Officine Meccaniche SpA-RSP	396	7,527
Datalogic SpA	287	8,292
Davide Campari-Milano SpA	7,462	52,181
De’ Longhi SpA	790	26,286
DeA Capital SpA*	1,152	1,658
DiaSorin SpA	273	21,145
Ei Towers SpA	231	13,779
El.En. SpA	102	3,434
Enav SpA, 144A	3,609	15,211
Enel SpA	102,714	548,999
Eni SpA	32,132	508,588
ERG SpA	704	9,538
Esprinet SpA	420	3,022
Falck Renewables SpA	1,661	2,241
Ferrari NV	1,561	135,024
Fila SpA	242	5,149
Fincantieri SpA*	6,283	6,384

	Number of Shares	Value
Italy (Continued)
FinecoBank Banca Fineco SpA	4,994	$37,531
GEDI Gruppo Editoriale SpA*	686	664
Geox SpA	1,021	3,136
Hera SpA	8,603	28,316
Immobiliare Grande Distribuzione SIIQ SpA REIT	5,854	5,442
Industria Macchine Automatiche SpA	189	16,890
Infrastrutture Wireless Italiane SpA, 144A	3,211	19,027
Interpump Group SpA	900	26,378
Intesa Sanpaolo SpA (a)	161,286	461,651
Intesa Sanpaolo SpA-RSP	11,854	32,172
Iren SpA	6,544	15,776
Italgas SpA	5,657	29,944
Italmobiliare SpA	236	6,440
Juventus Football Club SpA*	4,340	3,883
La Doria SpA	54	673
Leonardo SpA	5,196	91,523
Luxottica Group SpA	2,154	130,543
Maire Tecnimont SpA (a)	1,511	6,331
MARR SpA	448	10,911
Mediaset SpA*	5,981	23,610
Mediobanca SpA	7,254	68,776
Moncler SpA	1,761	42,888
OVS SpA, 144A	1,820	12,911
Piaggio & C SpA	2,180	4,761
Poste Italiane SpA, 144A	6,674	46,933
Prysmian SpA	2,497	69,480
RAI Way SpA, 144A	1,331	6,794
Recordati SpA	1,335	53,704
Reply SpA	47	9,292
Safilo Group SpA*	425	3,175
Saipem SpA*	7,775	31,530
Salini Impregilo SpA	2,707	9,731
Salvatore Ferragamo SpA	675	18,843
Saras SpA	6,091	14,738
Snam SpA	28,802	132,073
Societa Cattolica di Assicurazioni SCRL	1,877	16,225
Societa Iniziative Autostradali e Servizi SpA	918	10,261
Sogefi SpA*	604	3,481
Tamburi Investment Partners SpA	1,067	6,862
Technogym SpA, 144A	769	6,384
Telecom Italia SpA*	144,945	135,633
Telecom Italia SpA-RSP*	76,625	59,092
Terna Rete Elettrica Nazionale SpA	17,810	100,635
Tod’s SpA (a)	125	8,523
UniCredit SpA*	24,031	420,318
Unione di Banche Italiane SpA	11,790	44,528
Unipol Gruppo Finanziario SpA	5,592	23,293
UnipolSai SpA (a)	12,529	28,374
Yoox Net-A-Porter Group SpA*(a)	767	21,402
Zignago Vetro SpA	175	1,463

		4,567,889

Luxembourg — 0.8%
APERAM SA	611	29,287
ArcelorMittal*	7,794	169,024

See Notes to Financial Statements.	95

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Luxembourg (Continued)
Eurofins Scientific SE	138	$73,287
Grand City Properties SA	1,263	26,170
RTL Group SA	492	38,290
SES SA	4,631	114,554
Tenaris SA	6,003	90,700

		541,312

Netherlands — 8.5%
Aalberts Industries NV	1,267	51,238
ABN AMRO Group NV, 144A (a)	3,623	93,425
Accell Group	298	9,991
Aegon NV	22,416	111,603
Akzo Nobel NV	3,206	268,346
Altice NV, Class A*(a)	4,735	117,844
Altice NV, Class B*	1,182	29,471
AMG Advanced Metallurgical Group NV	296	8,426
Arcadis NV	916	16,191
ASM International NV	608	37,708
ASML Holding NV	4,715	622,353
ASR Nederland NV*	987	31,677
Basic-Fit NV, 144A*	354	6,327
BE Semiconductor Industries NV	443	23,698
BinckBank NV	893	4,437
Boskalis Westminster	1,167	40,227
Brunel International NV	305	4,703
Corbion NV	721	21,876
Eurocommercial Properties NV	588	24,473
Euronext NV, 144A	763	39,908
EXOR NV	1,391	77,582
Flow Traders, 144A	378	11,125
ForFarmers NV	269	2,840
Fugro NV*	992	14,437
Gemalto NV (a)	1,040	61,709
Heineken Holding NV	1,281	119,079
Heineken NV	2,929	288,461
IMCD Group NV	651	35,819
ING Groep NV	49,066	820,716
Intertrust NV, 144A	560	11,638
InterXion Holding NV*	896	39,827
Kendrion NV	159	6,194
Koninklijke Ahold Delhaize NV	16,288	359,174
Koninklijke BAM Groep NV	1,380	7,320
Koninklijke DSM NV	4,250	316,343
Koninklijke KPN NV	43,426	147,958
Koninklijke Philips NV	11,768	415,890
Koninklijke Vopak NV	905	40,981
NN Group NV	3,815	137,139
NSI NV REIT	1,861	8,053
NXP Semiconductors NV*	4,365	479,714
OCI NV*	955	22,824
Philips Lighting NV, 144A	1,145	42,446
PostNL NV	5,397	26,379
QIAGEN NV*	2,812	94,672
Randstad Holding NV	1,512	87,473
Refresco Group NV, 144A	756	14,934
SBM Offshore NV	2,328	35,854
SIF Holding NV	122	2,533

	Number of Shares	Value
Netherlands (Continued)
Takeaway.com Holding BV, 144A*	219	$9,200
TKH Group NV	509	25,536
TomTom NV*	1,340	13,679
Vastned Retail NV REIT	211	8,355
Wereldhave NV REIT	513	24,720
Wessanen	995	16,710
Wolters Kluwer NV	3,838	168,362

		5,559,598

Portugal — 0.6%
Altri SGPS SA	967	4,715
Banco Comercial Portugues SA, Class R*	128,845	33,290
Corticeira Amorim SGPS SA	348	4,738
CTT-Correios de Portugal SA	1,905	11,595
EDP - Energias de Portugal SA	30,213	111,119
Galp Energia SGPS SA	6,372	98,280
Jeronimo Martins SGPS SA	3,235	64,395
Mota-Engil SGPS SA	1,332	4,070
Navigator Co. SA*	2,819	12,762
NOS SGPS SA	3,000	18,343
REN - Redes Energeticas Nacionais SGPS SA	3,302	10,657
Semapa-Sociedade de Investimento e Gestao*	303	5,640
Sonae SGPS SA	9,666	9,957

		389,561

Spain — 10.4%
Abengoa SA, Class B*	8,562	144
Abertis Infraestructuras SA	8,183	149,699
Acciona SA	364	34,904
Acerinox SA	2,115	28,570
ACS Actividades de Construccion y Servicios SA	3,000	119,856
Aena SA, 144A	858	173,202
Almirall SA	780	13,555
Amadeus IT Group SA	5,578	324,896
Applus Services SA	1,637	20,964
Atresmedia Corp. de Medios de Comunicacion SA	1,200	15,502
Axiare Patrimonio SOCIMI SA REIT*	813	14,101
Banco Bilbao Vizcaya Argentaria SA	84,610	689,282
Banco de Sabadell SA	67,822	139,729
Banco Popular Espanol SA*	42,891	29,343
Banco Santander SA	184,476	1,198,009
Bankia SA*	51,026	58,696
Bankinter SA	8,646	79,604
Bolsas y Mercados Espanoles SHMSF SA	957	34,509
CaixaBank SA	45,621	215,449
Cellnex Telecom SA, 144A	1,906	39,932
Cia de Distribucion Integral Logista Holdings SA	525	14,181
CIE Automotive SA	594	14,146
Codere SA*	11,729	6,983
Construcciones y Auxiliar de Ferrocarriles SA	254	10,814
Corp. Financiera Alba SA	202	11,845

See Notes to Financial Statements.	96

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Spain (Continued)
Distribuidora Internacional de Alimentacion SA	7,997	$49,220
Ebro Foods SA	912	21,545
Enagas SA	2,920	86,811
Ence Energia y Celulosa SA	1,880	7,402
Endesa SA	4,038	100,770
Euskaltel SA, 144A	1,317	14,499
Faes Farma SA	3,488	12,186
Ferrovial SA	6,188	139,409
Ferrovial SA*	101	2,275
Fomento de Construcciones y Contratas SA*	987	10,888
Gamesa Corp. Tecnologica SA	2,866	65,003
Gas Natural SDG SA	4,452	112,126
Global Dominion Access SA, 144A*	765	3,180
Grifols SA	3,808	107,756
Grupo Catalana Occidente SA	550	22,823
Hispania Activos Inmobiliarios SOCIMI SA REIT	1,417	23,766
Iberdrola SA	73,519	586,210
Indra Sistemas SA*	1,408	19,534
Industria de Diseno Textil SA	13,778	563,307
Inmobiliaria Colonial SA	3,175	25,815
Lar Espana Real Estate Socimi SA REIT	1,163	10,399
Liberbank SA*	5,380	7,113
Mapfre SA	13,838	49,215
Mediaset Espana Comunicacion SA	2,127	28,565
Melia Hotels International SA	704	10,752
Merlin Properties Socimi SA REIT	4,224	53,572
Miquel y Costas & Miquel SA	116	4,146
NH Hotel Group SA*	2,498	14,620
Obrascon Huarte Lain SA	1,569	5,845
Papeles y Cartones de Europa SA	532	4,632
Pharma Mar SA*	2,407	11,059
Promotora de Informaciones SA, Class A*	783	2,507
Prosegur Cia de Seguridad SA	3,624	24,263
Realia Business SA*	3,274	3,935
Red Electrica Corp. SA	5,503	123,482
Repsol SA	14,341	240,281
Sacyr SA*	4,520	13,527
Saeta Yield SA	608	6,808
Talgo SA, 144A*	1,283	8,037
Tecnicas Reunidas SA	435	16,756
Telefonica SA	57,268	637,791
Telepizza Group SA, 144A*	1,161	6,599
Tubacex SA	1,382	5,752
Viscofan SA	529	32,345
Zardoya Otis SA	2,458	24,078

		6,758,519

Switzerland — 0.2%
EDAG Engineering Group AG*	144	2,629
STMicroelectronics NV	8,102	133,655

		136,284

	Number of Shares	Value
United Kingdom — 3.0%
CNH Industrial NV	12,982	$144,011
Coca-Cola European Partners PLC	2,760	113,787
Dialog Semiconductor PLC*	986	47,069
Fiat Chrysler Automobiles NV*	11,470	120,409
International Consolidated Airlines Group SA	8,052	62,765
RELX NV	12,227	253,690
Stallergenes Greer PLC*	49	1,995
Unilever NV	20,608	1,173,711
VTTI Energy Partners LP	268	5,226
Zeal Network SE	101	2,970

		1,925,633

TOTAL COMMON STOCKS (Cost $56,358,303)		63,038,636

PREFERRED STOCKS — 1.6%
Germany — 1.6%
Bayerische Motoren Werke AG	706	58,006
Biotest AG*	265	6,326
Draegerwerk AG & Co. KGaA	96	11,253
FUCHS PETROLUB SE	889	49,599
Henkel AG & Co. KGaA	2,265	317,923
Jungheinrich AG	631	23,750
Porsche Automobil Holding SE	1,947	111,436
Sartorius AG	452	46,079
Schaeffler AG	2,137	35,301
Sixt SE	216	10,303
STO SE & Co. KGaA	37	4,788
Volkswagen AG	2,359	354,437

		1,029,201

TOTAL PREFERRED STOCKS (Cost $963,848)		1,029,201

WARRANT — 0.0%
Spain — 0.0%
Abengoa SA*, expires 3/31/25 (Cost $43)	7,125	80

SECURITIES LENDING COLLATERAL — 9.5%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.74% (c)(d) (Cost $6,209,941)	6,209,941	6,209,941

TOTAL INVESTMENTS — 107.9% (Cost $63,532,135)†		$70,277,858
Other assets and liabilities, net — (7.9%)		(5,160,999)

NET ASSETS — 100.0%		$65,116,859

See Notes to Financial Statements.	97

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2017

*	Non-income producing security.
†	The cost for federal income tax purposes was $64,788,998. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $5,488,860. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,296,145 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,807,285.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2017 amounted to $5,110,412, which is 7.8% of net assets.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2017, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
EURO STOXX Futures	EUR	25	$997,821	6/16/2017	$11,735
IBEX MINI Index Futures	EUR	6	73,174	6/16/2017	(400)
MINI FTSE/MIB Futures	EUR	6	139,912	6/16/2017	7,762

			$1,210,907		$19,097

As of May 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	6/5/2017	EUR	55,498,000	USD	60,528,450	$(1,832,848)
Goldman Sachs & Co.	6/5/2017	EUR	260,000	USD	283,999	(8,154)
Goldman Sachs & Co.	6/5/2017	EUR	875,000	USD	954,284	(28,926)
Goldman Sachs & Co.	6/5/2017	USD	63,516,997	EUR	56,483,000	(48,887)
Goldman Sachs & Co.	6/5/2017	USD	163,683	EUR	150,000	4,868
Goldman Sachs & Co.	7/5/2017	EUR	31,483,000	USD	35,460,972	26,351
Goldman Sachs & Co.	7/5/2017	EUR	438,000	USD	493,410	434
JP Morgan & Chase Co.	7/5/2017	EUR	25,000,000	USD	28,160,975	23,075

Total net unrealized depreciation						$(1,864,087)

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	98

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF (Continued)

May 31, 2017

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$63,038,636	$—	$—	$63,038,636
Preferred Stocks	1,029,201	—	—	1,029,201
Warrant	80	—	—	80
Short-Term Investments	6,209,941	—	—	6,209,941
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	54,728	—	54,728
Futures Contracts	19,497	—	—	19,497

TOTAL	$70,297,355	$54,728	$—	$70,352,083

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(1,918,815)	$—	$(1,918,815)
Futures Contracts	(400)	—	—	(400)

TOTAL	$(400)	$(1,918,815)	$—	$(1,919,215)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during year ended May 31, 2017.

See Notes to Financial Statements.	99

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Germany Hedged Equity ETF

May 31, 2017

	Number of Shares	Value
COMMON STOCKS — 90.2%
Consumer Discretionary — 14.0%
adidas AG	8,967	$1,714,950
Axel Springer SE	2,312	145,339
Bayerische Motoren Werke AG	15,767	1,475,228
Continental AG	5,238	1,165,059
Daimler AG	45,852	3,327,939
HUGO BOSS AG (a)	3,017	227,176
ProSiebenSat.1 Media SE	11,096	471,105
RTL Group SA	1,843	143,434
Volkswagen AG	1,546	242,184
Zalando SE, 144A*	5,299	253,048

		9,165,462

Consumer Staples — 2.2%
Beiersdorf AG	4,800	515,486
Henkel AG & Co. KGaA	4,949	614,601
METRO AG	8,489	284,178

		1,414,265

Financials — 14.1%
Allianz SE	21,763	4,178,093
Commerzbank AG*	50,693	534,612
Deutsche Bank AG (b)	98,523	1,723,784
Deutsche Boerse AG	9,191	954,834
Hannover Rueck SE	2,871	341,866
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,670	1,514,286

		9,247,475

Health Care — 13.7%
Bayer AG	39,380	5,224,478
Fresenius Medical Care AG & Co. KGaA	10,241	979,705
Fresenius SE & Co. KGaA	19,768	1,692,357
Merck KGaA	6,155	742,937
QIAGEN NV*	10,443	351,584

		8,991,061

Industrials — 13.3%
Brenntag AG	7,357	425,623
Deutsche Lufthansa AG	11,163	216,880
Deutsche Post AG	47,276	1,726,799
Fraport AG Frankfurt Airport Services Worldwide	1,981	160,605
GEA Group AG	8,708	357,783
HOCHTIEF AG	919	169,049
MAN SE	1,678	177,396
OSRAM Licht AG	3,988	305,398
Siemens AG	36,430	5,199,375

		8,738,908

Information Technology — 10.0%
Infineon Technologies AG	54,004	1,194,508
SAP SE	46,802	5,017,786
United Internet AG	5,857	322,198

		6,534,492

	Number of Shares	Value
Materials — 13.0%
BASF SE	43,739	$4,119,433
Covestro AG, 144A	4,339	324,527
Evonik Industries AG	7,767	267,468
HeidelbergCement AG	7,087	659,826
K+S AG (a)	9,115	233,202
LANXESS AG	4,358	325,213
Linde AG	8,845	1,688,637
Symrise AG	5,873	422,040
thyssenkrupp AG	17,518	464,620

		8,504,966

Real Estate — 2.3%
Deutsche Wohnen AG	16,888	662,381
Vonovia SE	22,208	872,538

		1,534,919

Telecommunication Services — 5.0%
Deutsche Telekom AG*	155,903	3,104,259
Telefonica Deutschland Holding AG	35,413	176,152

		3,280,411

Utilities — 2.6%
E.ON SE	104,818	917,021
Innogy SE, 144A	6,614	271,413
RWE AG*	24,676	501,176

		1,689,610

TOTAL COMMON STOCKS (Cost $56,968,716)		59,101,569

PREFERRED STOCKS — 5.3%
Consumer Discretionary — 3.2%
Bayerische Motoren Werke AG	2,610	214,444
Porsche Automobil Holding SE	7,292	417,357
Schaeffler AG	7,905	130,582
Volkswagen AG	8,838	1,327,899

		2,090,282

Consumer Staples — 1.8%
Henkel AG & Co. KGaA	8,484	1,190,842

Materials — 0.3%
FUCHS PETROLUB SE	3,310	184,670

TOTAL PREFERRED STOCKS (Cost $4,450,853)		3,465,794

SECURITIES LENDING COLLATERAL — 0.7%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.74% (c)(d) (Cost $466,017)	466,017	466,017

TOTAL INVESTMENTS — 96.2% (Cost $61,885,586)†		$63,033,380
Other assets and liabilities, net — 3.8%		2,485,544

NET ASSETS — 100.0%		$65,518,924

See Notes to Financial Statements.	100

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Germany Hedged Equity ETF (Continued)

May 31, 2017

*	Non-income producing security.
†	The cost for federal income tax purposes was $62,664,265. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $369,115. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,192,372 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,823,257.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2017 amounted to $441,383, which is 0.7% of net assets.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2017, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
DAX Index Futures	EUR	6	$2,129,546	6/16/2017	$86,188
DAX MINI Futures	EUR	11	780,833	6/16/2017	(1,353)

			$2,910,379		$84,835

As of May 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Goldman Sachs & Co	6/5/2017	EUR	369,000	USD	403,061	$(11,573)
Goldman Sachs & Co	6/5/2017	EUR	18,300,734	USD	19,959,549	(604,391)
RBC Capital Markets	6/5/2017	EUR	22,552,333	USD	24,594,402	(746,922)
The Bank of Nova Scotia	6/5/2017	EUR	21,778,333	USD	23,750,797	(720,808)
Goldman Sachs & Co	6/5/2017	USD	20,994,732	EUR	18,669,734	(16,159)
RBC Capital Markets	6/5/2017	USD	25,360,098	EUR	22,552,333	(18,775)
The Bank of Nova Scotia	6/5/2017	USD	18,515,717	EUR	16,465,733	(13,708)
The Bank of Nova Scotia	6/5/2017	USD	191,963	EUR	176,000	5,802
The Bank of Nova Scotia	6/5/2017	USD	5,344,615	EUR	4,909,600	172,143
The Bank of Nova Scotia	6/5/2017	USD	247,823	EUR	227,000	7,250
Goldman Sachs & Co	7/5/2017	EUR	18,669,734	USD	21,028,711	15,627
RBC Capital Markets	7/5/2017	EUR	22,552,333	USD	25,401,189	18,177
The Bank of Nova Scotia	7/5/2017	EUR	16,465,733	USD	18,545,931	13,485
The Bank of Nova Scotia	7/5/2017	USD	263,367	EUR	234,000	4
The Bank of Nova Scotia	7/5/2017	USD	518,204	EUR	460,000	(466)

Total net unrealized depreciation						$(1,900,314)

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign exchange currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	101

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Germany Hedged Equity ETF (Continued)

May 31, 2017

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$59,101,569	$—	$—	$59,101,569
Preferred Stocks (e)	3,465,794	—	—	3,465,794
Short-Term Investments	466,017	—	—	466,017
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	232,488	—	232,488
Futures Contracts	79,075	—	—	79,075

TOTAL	$63,112,455	$232,488	$—	$63,344,943

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(2,132,802)	$—	$(2,132,802)
Futures Contracts	(1,125)	—	—	(1,125)

TOTAL	$(1,125)	$(2,132,802)	$—	$(2,133,927)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the year ended May 31, 2017.

See Notes to Financial Statements.	102

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Japan Hedged Equity ETF

May 31, 2017

	Number of Shares	Value
COMMON STOCKS — 97.2%
Consumer Discretionary — 19.5%
ABC-Mart, Inc.	19,394	$1,132,995
Aisin Seiki Co. Ltd.	95,916	4,728,680
Asics Corp.	89,274	1,496,095
Bandai Namco Holdings, Inc.	109,046	3,894,148
Benesse Holdings, Inc.	36,588	1,342,936
Bridgestone Corp.	355,626	14,937,897
Casio Computer Co. Ltd.	106,092	1,647,659
Denso Corp.	260,544	11,106,350
Dentsu, Inc.	119,132	6,066,858
Don Quijote Holdings Co. Ltd.	60,450	2,363,418
Fast Retailing Co. Ltd.	29,325	9,823,544
Hakuhodo DY Holdings, Inc.	123,780	1,637,361
Hikari Tsushin, Inc.	12,312	1,247,320
Honda Motor Co. Ltd.	933,356	26,268,809
Iida Group Holdings Co. Ltd.	80,466	1,328,143
Isetan Mitsukoshi Holdings Ltd.	189,756	1,913,837
Isuzu Motors Ltd.	301,090	3,678,327
J. Front Retailing Co. Ltd.	124,900	1,764,953
Koito Manufacturing Co. Ltd.	61,272	3,225,424
Marui Group Co. Ltd.	118,602	1,725,217
Mazda Motor Corp.	303,504	4,138,068
McDonald’s Holdings Co. Japan Ltd.	38,988	1,395,823
Mitsubishi Motors Corp.	371,712	2,409,835
NGK Spark Plug Co. Ltd.	100,260	2,037,790
Nikon Corp.	191,382	2,949,788
Nissan Motor Co. Ltd.	1,278,888	12,257,694
Nitori Holdings Co. Ltd.	43,452	6,352,035
NOK Corp.	44,090	965,004
Oriental Land Co. Ltd.	119,158	7,697,123
Panasonic Corp.	1,211,012	15,532,664
Rakuten, Inc.	515,876	6,269,698
Rinnai Corp.	20,120	1,809,437
Ryohin Keikaku Co. Ltd.	13,564	3,530,927
Sankyo Co. Ltd.	31,276	1,049,123
Sega Sammy Holdings, Inc.	107,764	1,367,119
Sekisui Chemical Co. Ltd.	219,252	3,852,500
Sekisui House Ltd.	331,724	5,690,976
Sharp Corp.*(a)	820,602	3,000,847
Shimamura Co. Ltd.	12,638	1,622,685
Shimano, Inc.	40,237	6,248,997
Sony Corp.	685,254	24,959,952
Stanley Electric Co. Ltd.	82,518	2,484,854
Start Today Co. Ltd.	101,434	2,531,500
Subaru Corp.	335,985	11,361,299
Sumitomo Electric Industries Ltd.	414,542	6,570,912
Sumitomo Rubber Industries Ltd.	94,030	1,602,967
Suzuki Motor Corp.	187,686	8,837,765
Takashimaya Co. Ltd.	164,524	1,528,625
Toho Co. Ltd.	56,798	1,679,580
Toyoda Gosei Co. Ltd.	39,840	957,599
Toyota Industries Corp.	89,574	4,504,986
Toyota Motor Corp.	1,421,800	76,154,561
USS Co. Ltd.	130,932	2,635,191
Yamada Denki Co. Ltd.	349,088	1,831,333
Yamaha Corp.	94,752	3,062,864
Yamaha Motor Co. Ltd.	150,724	3,784,771

	Number of Shares	Value
Consumer Discretionary (Continued)
Yokohama Rubber Co. Ltd.	54,546	$1,063,832

		347,060,695

Consumer Staples — 8.1%
Aeon Co. Ltd.	331,078	5,001,296
Ajinomoto Co., Inc.	302,358	6,473,055
Asahi Group Holdings Ltd.	212,462	8,481,214
Calbee, Inc.	43,708	1,693,068
Coca-Cola Bottlers Japan, Inc.	65,700	2,117,824
FamilyMart UNY Holdings Co. Ltd.	44,634	2,506,758
Japan Tobacco, Inc.	602,254	22,627,349
Kao Corp.	268,460	16,926,918
Kikkoman Corp.	84,910	2,660,386
Kirin Holdings Co. Ltd.	470,982	9,936,338
Kose Corp.	17,742	1,914,374
Lawson, Inc.	29,688	2,023,877
Lion Corp.	121,688	2,575,500
MEIJI Holdings Co. Ltd.	66,298	5,423,566
NH Foods Ltd.	100,200	3,143,973
Nisshin Seifun Group, Inc.	115,831	1,912,911
Nissin Foods Holdings Co. Ltd.	35,084	2,214,331
Pola Orbis Holdings, Inc.	57,952	1,622,133
Seven & i Holdings Co. Ltd.	414,316	17,612,639
Shiseido Co. Ltd.	211,858	7,131,437
Sundrug Co. Ltd.	44,592	1,735,364
Suntory Beverage & Food Ltd.	74,736	3,630,516
Toyo Suisan Kaisha Ltd.	48,312	1,882,314
Tsuruha Holdings, Inc.	21,646	2,400,116
Unicharm Corp.	215,874	5,839,806
Yakult Honsha Co. Ltd.	47,686	3,371,389
Yamazaki Baking Co. Ltd.	69,906	1,448,616

		144,307,068

Energy — 0.8%
Idemitsu Kosan Co. Ltd.	39,512	1,105,979
Inpex Corp.	527,762	4,853,504
JXTG Holdings, Inc.	1,703,974	7,422,096
Showa Shell Sekiyu KK	109,190	1,001,689

		14,383,268

Financials — 12.4%
Acom Co. Ltd.*	224,174	947,300
AEON Financial Service Co. Ltd.	56,272	1,155,926
Aozora Bank Ltd.	601,922	2,212,029
Bank of Kyoto Ltd.	163,524	1,380,541
Chiba Bank Ltd.	362,560	2,379,965
Chugoku Bank Ltd.	89,530	1,257,866
Concordia Financial Group Ltd.	631,638	2,908,101
Credit Saison Co. Ltd.	75,692	1,405,172
Dai-ichi Life Holdings, Inc.	591,016	9,843,151
Daiwa Securities Group, Inc.	888,944	5,405,903
Fukuoka Financial Group, Inc.	419,742	1,887,418
Hachijuni Bank Ltd.	217,016	1,248,209
Hiroshima Bank Ltd.	258,588	1,055,366
Japan Exchange Group, Inc.	294,082	4,753,109
Japan Post Bank Co. Ltd.	215,725	2,676,354
Japan Post Holdings Co. Ltd.	232,270	2,835,477
Kyushu Financial Group, Inc.	190,038	1,168,541

See Notes to Financial Statements.	103

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Japan Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Financials (Continued)
Mebuki Financial Group, Inc.	506,662	$1,980,900
Mitsubishi UFJ Financial Group, Inc.	6,532,420	40,751,684
Mitsubishi UFJ Lease & Finance Co. Ltd.	232,916	1,188,240
Mizuho Financial Group, Inc.	13,164,192	22,916,986
MS&AD Insurance Group Holdings, Inc.	257,586	9,035,861
Nomura Holdings, Inc.	1,984,984	11,890,189
ORIX Corp.	722,924	11,410,123
Resona Holdings, Inc.	1,202,164	6,151,389
SBI Holdings, Inc.	119,256	1,544,136
Seven Bank Ltd.	304,104	1,112,073
Shinsei Bank Ltd.	903,470	1,460,236
Shizuoka Bank Ltd.	281,982	2,342,424
Sompo Holdings, Inc.	194,792	7,517,300
Sony Financial Holdings, Inc.	95,582	1,471,488
Sumitomo Mitsui Financial Group, Inc.	734,402	26,352,267
Sumitomo Mitsui Trust Holdings, Inc.	181,320	6,139,503
Suruga Bank Ltd.	96,582	2,093,845
T&D Holdings, Inc.	297,656	4,211,530
Tokio Marine Holdings, Inc.	374,094	15,875,773
Yamaguchi Financial Group, Inc.	91,464	1,048,016

		221,014,391

Health Care — 7.2%
Alfresa Holdings Corp.	103,290	1,992,121
Astellas Pharma, Inc.	1,171,750	14,796,319
Chugai Pharmaceutical Co. Ltd.	123,710	4,702,656
CYBERDYNE, Inc.*(a)	54,268	748,727
Daiichi Sankyo Co. Ltd.	307,698	6,747,130
Eisai Co. Ltd.	144,808	7,630,695
Hisamitsu Pharmaceutical Co., Inc.	34,236	1,721,847
Hoya Corp.	214,848	10,580,415
Kyowa Hakko Kirin Co. Ltd.	136,360	2,331,972
M3, Inc.	111,442	3,204,901
Medipal Holdings Corp.	96,230	1,770,806
Miraca Holdings, Inc.	35,258	1,481,950
Mitsubishi Tanabe Pharma Corp.	124,710	2,773,460
Olympus Corp.	158,606	5,792,878
Ono Pharmaceutical Co. Ltd.	223,282	4,641,040
Otsuka Holdings Co. Ltd.	214,288	9,664,727
Santen Pharmaceutical Co. Ltd.	206,676	2,845,877
Shionogi & Co. Ltd.	163,510	8,738,742
Sumitomo Dainippon Pharma Co. Ltd.	88,748	1,354,259
Suzuken Co. Ltd.	34,332	1,128,384
Sysmex Corp.	86,122	5,116,774
Taisho Pharmaceutical Holdings Co. Ltd.	17,246	1,346,979
Takeda Pharmaceutical Co. Ltd.	390,436	20,119,352
Terumo Corp.	175,060	7,113,047

		128,345,058

Industrials — 19.6%
Amada Holdings Co. Ltd.	183,834	2,141,272
ANA Holdings, Inc.	586,188	1,920,791
Asahi Glass Co. Ltd.	547,446	4,468,543
Central Japan Railway Co.	78,312	12,823,369

	Number of Shares	Value
Industrials (Continued)
Dai Nippon Printing Co. Ltd.	296,956	$3,300,703
Daikin Industries Ltd.	133,148	13,050,307
East Japan Railway Co.	179,504	17,204,830
FANUC Corp.	105,788	20,794,625
Fuji Electric Co. Ltd.	320,398	1,715,540
Hankyu Hanshin Holdings, Inc.	125,140	4,502,780
Hino Motors Ltd.	135,760	1,648,733
Hitachi Construction Machinery Co. Ltd.	52,720	1,222,914
Hoshizaki Corp.	28,454	2,504,980
IHI Corp.*	802,686	3,015,055
ITOCHU Corp.	824,920	11,716,471
Japan Airlines Co. Ltd.	61,154	1,791,826
Japan Airport Terminal Co. Ltd.(a)	30,302	1,187,455
JGC Corp.	122,250	1,848,928
JTEKT Corp.	122,884	1,845,202
Kajima Corp.	487,172	3,743,416
Kamigumi Co. Ltd.	127,484	1,304,193
Kawasaki Heavy Industries Ltd.	760,932	2,184,888
Keihan Holdings Co. Ltd.	295,444	1,952,731
Keikyu Corp.	256,046	3,047,121
Keio Corp.	315,684	2,622,386
Keisei Electric Railway Co. Ltd.	73,984	1,886,508
Kintetsu Group Holdings Co. Ltd.	1,041,574	4,015,820
Komatsu Ltd.	510,620	12,141,921
Kubota Corp.	579,204	9,162,667
Kurita Water Industries Ltd.	48,342	1,279,372
Kyushu Railway Co.	86,800	2,942,971
LIXIL Group Corp.	141,016	3,428,949
Mabuchi Motor Co. Ltd.	27,928	1,573,551
Makita Corp.	121,544	4,576,420
Marubeni Corp.	909,968	5,620,028
MINEBEA MITSUMI, Inc.	209,208	3,413,443
MISUMI Group, Inc.	147,120	3,320,993
Mitsubishi Corp.	824,728	16,516,900
Mitsubishi Electric Corp.	1,055,066	14,547,050
Mitsubishi Heavy Industries Ltd.	1,747,580	6,890,909
Mitsui & Co. Ltd.	939,178	12,682,083
Mitsui OSK Lines Ltd.	576,084	1,654,128
Nabtesco Corp.	56,272	1,651,323
Nagoya Railroad Co. Ltd.(a)	499,006	2,329,446
NGK Insulators Ltd.	138,264	2,776,516
Nidec Corp.	129,400	12,823,160
Nippon Express Co. Ltd.	450,392	2,777,587
Nippon Yusen KK*	904,870	1,642,247
NSK Ltd.	209,298	2,494,568
Obayashi Corp.	363,996	4,022,854
Odakyu Electric Railway Co. Ltd.	161,158	3,230,436
Park24 Co. Ltd.	59,868	1,670,358
Recruit Holdings Co. Ltd.	199,350	10,566,000
Secom Co. Ltd.	114,428	8,366,934
Seibu Holdings, Inc.	95,330	1,771,460
Shimizu Corp.	298,968	3,012,626
SMC Corp.	31,458	9,944,421
Sohgo Security Services Co. Ltd.	38,722	1,811,106
Sumitomo Corp.	657,106	8,380,697
Sumitomo Heavy Industries Ltd.	310,294	2,022,865
Taisei Corp.	559,940	4,782,874

See Notes to Financial Statements.	104

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Japan Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Industrials (Continued)
THK Co. Ltd.	61,776	$1,726,381
Tobu Railway Co. Ltd.	524,952	2,801,324
Tokyu Corp.	576,044	4,233,858
Toppan Printing Co. Ltd.	296,852	3,270,063
Toshiba Corp.*(a)	2,151,234	4,894,907
TOTO Ltd.	76,538	2,916,392
Toyota Tsusho Corp.	117,628	3,605,843
West Japan Railway Co.	92,652	6,431,680
Yamato Holdings Co. Ltd.	199,338	4,330,539

		349,501,237

Information Technology — 11.6%
Alps Electric Co. Ltd.	109,164	3,065,463
Brother Industries Ltd.	122,522	2,719,269
Canon, Inc.	578,734	19,752,727
DeNA Co. Ltd.	51,316	1,134,744
Disco Corp.	15,600	2,690,384
FUJIFILM Holdings Corp.	223,346	8,143,306
Fujitsu Ltd.	1,058,692	7,721,999
Hamamatsu Photonics KK	77,088	2,453,591
Hirose Electric Co. Ltd.	17,378	2,319,159
Hitachi High-Technologies Corp.	37,370	1,484,677
Hitachi Ltd.	2,621,428	15,827,981
Kakaku.com, Inc.	76,636	1,091,241
Keyence Corp.	52,772	23,972,545
Konami Holdings Corp.	50,564	2,483,685
Konica Minolta, Inc.	248,780	1,956,545
Kyocera Corp.	175,248	10,097,133
LINE Corp.*(a)	29,183	1,003,948
Mixi, Inc.	24,476	1,535,966
Murata Manufacturing Co. Ltd.	103,842	14,392,548
NEC Corp.	1,370,938	3,552,679
Nexon Co. Ltd.	98,782	1,865,040
Nintendo Co. Ltd.	61,439	18,667,470
Nippon Electric Glass Co. Ltd.	229,344	1,598,678
Nomura Research Institute Ltd.	69,774	2,655,507
NTT Data Corp.	65,728	3,543,080
Obic Co. Ltd.	35,162	2,041,460
Omron Corp.	104,442	4,366,289
Oracle Corp.	20,772	1,222,875
Otsuka Corp.	28,380	1,745,082
Ricoh Co. Ltd.	370,734	3,126,551
Rohm Co. Ltd.	51,312	4,118,859
Seiko Epson Corp.	150,624	3,159,364
Shimadzu Corp.	137,136	2,652,328
TDK Corp.	70,302	4,246,685
Tokyo Electron Ltd.	85,722	12,144,273
Trend Micro, Inc.	64,672	3,246,739
Yahoo Japan Corp.	793,046	3,566,022
Yaskawa Electric Corp.	132,182	2,631,705
Yokogawa Electric Corp.	134,462	2,332,293

		206,329,890

Materials — 6.1%
Air Water, Inc.	81,704	1,469,565
Asahi Kasei Corp.	687,892	6,611,838
Daicel Corp.	150,746	1,784,452

	Number of Shares	Value
Materials (Continued)
Hitachi Chemical Co. Ltd.	50,294	$1,387,342
Hitachi Metals Ltd.	123,480	1,644,542
JFE Holdings, Inc.	289,368	4,824,542
JSR Corp.	111,742	1,874,642
Kaneka Corp.	155,186	1,175,630
Kansai Paint Co. Ltd.	111,606	2,413,511
Kobe Steel Ltd.*	166,866	1,526,278
Kuraray Co. Ltd.	200,216	3,599,369
Maruichi Steel Tube Ltd.	30,232	885,804
Mitsubishi Chemical Holdings Corp.	764,176	5,785,658
Mitsubishi Gas Chemical Co., Inc.	104,286	2,150,693
Mitsubishi Materials Corp.	55,672	1,570,880
Mitsui Chemicals, Inc.	499,406	2,480,120
Nippon Paint Holdings Co. Ltd.	91,300	3,631,391
Nippon Steel & Sumitomo Metal Corp.	412,362	8,774,095
Nissan Chemical Industries Ltd.	63,602	2,231,095
Nitto Denko Corp.	90,152	7,237,394
Oji Holdings Corp.	467,184	2,290,573
Shin-Etsu Chemical Co. Ltd.	212,362	19,044,509
Sumitomo Chemical Co. Ltd.	872,012	4,550,997
Sumitomo Metal Mining Co. Ltd.	269,410	3,274,274
Taiheiyo Cement Corp.	619,786	1,992,269
Taiyo Nippon Sanso Corp.	68,380	693,988
Teijin Ltd.	103,764	1,938,490
Toray Industries, Inc.	799,012	6,672,742
Tosoh Corp.	317,000	2,693,427
Toyo Seikan Group Holdings Ltd.	88,526	1,414,817

		107,624,927

Real Estate — 4.2%
Aeon Mall Co. Ltd.	57,022	1,067,328
Daito Trust Construction Co. Ltd.	38,122	6,013,466
Daiwa House Industry Co. Ltd.	307,152	10,036,868
Daiwa House REIT Investment Corp. REIT	731	1,882,449
Hulic Co. Ltd.	163,510	1,544,302
Japan Prime Realty Investment Corp. REIT	451	1,724,591
Japan Real Estate Investment Corp. REIT	690	3,626,005
Japan Retail Fund Investment Corp. REIT	1,334	2,593,320
Mitsubishi Estate Co. Ltd.	678,884	12,679,653
Mitsui Fudosan Co. Ltd.	483,950	11,453,119
Nippon Building Fund, Inc. REIT	762	4,059,413
Nippon Prologis REIT, Inc. REIT	870	1,890,826
Nomura Real Estate Holdings, Inc.	64,628	1,392,347
Nomura Real Estate Master Fund, Inc. REIT	2,042	3,071,758
Sumitomo Realty & Development Co. Ltd.	193,434	5,833,585
Tokyo Tatemono Co. Ltd.	121,624	1,669,241
Tokyu Fudosan Holdings Corp.	290,890	1,744,027
United Urban Investment Corp. REIT	1,615	2,376,930

		74,659,228

See Notes to Financial Statements.	105

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Japan Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Telecommunication Services — 5.7%
KDDI Corp.	999,632	$27,673,785
Nippon Telegraph & Telephone Corp.	378,250	18,128,677
NTT DOCOMO, Inc.	757,556	18,584,918
SoftBank Group Corp.	450,418	36,615,018

		101,002,398

Utilities — 2.0%
Chubu Electric Power Co., Inc.	351,448	4,771,125
Chugoku Electric Power Co., Inc.	149,568	1,702,982
Electric Power Development Co. Ltd.	79,866	2,120,866
Kansai Electric Power Co., Inc.	387,528	5,425,392
Kyushu Electric Power Co., Inc.	230,890	2,860,326
Osaka Gas Co. Ltd.	1,048,536	4,140,179
Toho Gas Co. Ltd.	215,668	1,663,029
Tohoku Electric Power Co., Inc.	246,480	3,658,809
Tokyo Electric Power Co. Holdings, Inc.*	778,584	3,191,667

	Number of Shares	Value
Utilities (Continued)
Tokyo Gas Co. Ltd.	1,090,770	$5,663,140

		35,197,515

TOTAL COMMON STOCKS (Cost $1,635,428,221)		1,729,425,675

SECURITIES LENDING COLLATERAL — 0.6%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.74% (b)(c) (Cost $10,764,128)	10,764,128	10,764,128

TOTAL INVESTMENTS — 97.8% (Cost $1,646,192,349)†		$1,740,189,803
Other assets and liabilities, net — 2.2%		39,737,966

NET ASSETS — 100.0%		$1,779,927,769

*	Non-income producing security.
†	The cost for federal income tax purposes was $1,679,026,552. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $61,163,251. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $133,678,974 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $72,515,723.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2017 amounted to $10,236,930, which is 0.6% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust

At May 31, 2017, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
Nikkei 225 Futures	JPY	180	$31,953,047	6/08/2017	$1,084,170
TOPIX Index Futures	JPY	144	20,413,544	6/08/2017	696,206
Nikkei 225 Mini Futures	JPY	716	12,710,212	6/08/2017	441,064
JPX Nikkei Index 400	JPY	150	1,893,454	6/08/2017	57,239

			$66,970,257		$2,278,679

As of May 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	6/5/2017	JPY	54,321,464,200	USD	487,917,708	$(2,684,477)
RBC Capital Markets	6/5/2017	JPY	62,238,389,600	USD	558,871,001	(3,232,587)
RBC Capital Markets	6/5/2017	JPY	1,989,100,000	USD	17,865,804	(98,675)
The Bank of New York Mellon	6/5/2017	JPY	10,475,182,300	USD	94,087,900	(518,300)
The Bank of Nova Scotia	6/5/2017	JPY	62,803,581,200	USD	563,928,428	(3,279,666)
JP Morgan & Chase Co.	6/5/2017	USD	478,314,470	JPY	52,889,364,200	(646,240)
JP Morgan & Chase Co.	6/5/2017	USD	12,821,351	JPY	1,432,100,000	112,605
RBC Capital Markets	6/5/2017	USD	580,797,482	JPY	64,227,489,600	(729,415)
The Bank of New York Mellon	6/5/2017	USD	94,725,164	JPY	10,475,182,300	(118,964)
The Bank of Nova Scotia	6/5/2017	USD	12,624,910	JPY	1,436,173,800	345,838

See Notes to Financial Statements.	106

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Japan Hedged Equity ETF (Continued)

May 31, 2017

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	6/5/2017	USD	555,013,378	JPY	61,367,407,400	$(776,032)
Goldman Sachs & Co.	7/5/2017	JPY	4,603,547,000	USD	41,684,334	49,708
Goldman Sachs & Co.	7/5/2017	JPY	10,000,000,000	USD	90,557,235	116,915
JP Morgan & Chase Co.	7/5/2017	JPY	52,889,364,200	USD	478,973,796	640,693
RBC Capital Markets	7/5/2017	JPY	64,227,489,600	USD	581,599,526	724,054
The Bank of New York Mellon	7/5/2017	JPY	10,475,182,300	USD	94,855,544	117,660
The Bank of Nova Scotia	7/5/2017	JPY	51,367,407,400	USD	465,216,053	647,577

Total net unrealized depreciation						$(9,329,306)

Currency Abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$1,729,425,675	$—	$—	$1,729,425,675
Short-Term Investments	10,764,128	—	—	10,764,128
Derivatives (e)
Forward Foreign Currency Exchange Contracts	—	2,755,050	—	2,755,050
Futures Contracts	2,278,679	—	—	2,278,679

TOTAL	$1,742,468,482	$2,755,050	$—	$1,745,223,532

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Forward Foreign Currency Exchange Contracts	$—	$(12,084,356)	$—	$(12,084,356)

TOTAL	$—	$(12,084,356)	$—	$(12,084,356)

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended May 31, 2017.

See Notes to Financial Statements.	107

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Mexico Hedged Equity ETF

May 31, 2017

	Number of Shares	Value
COMMON STOCKS — 100.1%
Consumer Discretionary — 7.6%
Alsea SAB de CV	10,518	$37,890
Consorcio ARA SAB de CV	23,621	7,702
El Puerto de Liverpool SAB de CV, Class C1	3,616	27,480
Grupo Televisa SAB, Series CPO	28,149	136,156
Hoteles City Express SAB de CV*	9,612	10,666
Rassini SAB de CV*	1,769	8,153
TV Azteca SAB de CV, Series CPO	39,695	5,620

		233,667

Consumer Staples — 27.3%
Arca Continental SAB de CV	7,847	56,085
Coca-Cola Femsa SAB de CV, Series L	6,533	52,556
Fomento Economico Mexicano SAB de CV	30,726	289,480
Gruma SAB de CV, Class B	3,986	52,000
Grupo Bimbo SAB de CV, Series A	29,503	68,085
Grupo Comercial Chedraui SA de CV	7,614	15,897
Grupo Herdez SAB de CV	5,710	12,035
Grupo Lala SAB de CV	12,586	21,330
Industrias Bachoco SAB de CV, Series B	4,107	18,784
Kimberly-Clark de Mexico SAB de CV, Class A	27,996	55,343
La Comer SAB de CV*	12,517	9,472
Wal-Mart de Mexico SAB de CV	80,588	184,679

		835,746

Financials — 15.4%
Banregio Grupo Financiero SAB de CV	4,623	26,016
Bolsa Mexicana de Valores SAB de CV	9,008	15,401
Credito Real SAB de CV, SOFOM, ER	5,770	8,581
Gentera SAB de CV*	19,208	30,914
Grupo Financiero Banorte SAB de CV, Class O	39,523	227,714
Grupo Financiero Inbursa SAB de CV, Class O	41,767	69,216
Grupo Financiero Interacciones SA de CV, Class O	2,473	11,397
Grupo Financiero Santander Mexico SAB de CV, Class B	33,390	61,136
Qualitas Controladora SAB de CV	6,210	10,544
Unifin Financiera SAB de CV SOFOM ENR	3,938	10,541

		471,460

Health Care — 0.7%
Genomma Lab Internacional SAB de CV, Class B*	17,012	21,313

Industrials — 12.5%
Alfa SAB de CV, Class A	50,787	73,323
Controladora Vuela Cia de Aviacion SAB de CV, Class A*(a)	13,153	17,169
Elementia SAB de CV, 144A*	8,669	11,377
Grupo Aeromexico SAB de CV*	6,220	12,726
Grupo Aeroportuario del Centro Norte SAB de CV	4,403	23,810
Grupo Aeroportuario del Pacifico SAB de CV, Class B	6,476	64,760

	Number of Shares	Value
Industrials (Continued)
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,737	$73,646
Grupo Carso SAB de CV, Series A1	8,853	37,257
Grupo Rotoplas SAB de CV*	4,788	6,502
OHL Mexico SAB de CV	16,722	18,582
Promotora y Operadora de Infraestructura SAB de CV	4,321	44,788

		383,940

Materials — 14.9%
Cemex SAB de CV, Series CPO*	230,724	190,806
Grupo Mexico SAB de CV, Series B	48,900	132,439
Industrias CH SAB de CV, Series B*	3,321	16,592
Industrias Penoles SAB de CV	2,544	55,313
Mexichem SAB de CV	19,529	51,195
Minera Frisco SAB de CV, Class A1*	16,657	10,157

		456,502

Real Estate — 5.8%
Concentradora Fibra Danhos SA de CV REIT	1,487	2,604
Concentradora Fibra Hotelera Mexicana SA de CV REIT	12,989	9,634
Concentradora Hipotecaria SAPI de CV REIT	2,149	2,569
Corp. Inmobiliaria Vesta SAB de CV	11,770	16,317
Fibra Uno Administracion SA de CV REIT	46,153	81,806
Grupo GICSA SA de CV*	14,124	10,120
Macquarie Mexico Real Estate Management SA de CV REIT*	17,377	17,921
PLA Administradora Industrial S de RL de CV REIT*	12,965	21,854
Prologis Property Mexico SA de CV REIT	8,592	14,838

		177,663

Telecommunication Services — 14.9%
America Movil SAB de CV, Series L	537,916	431,867
Axtel SAB de CV, Series CPO*	29,472	5,406
Telesites SAB de CV*	30,881	19,377

		456,650

Utilities — 1.0%
Infraestructura Energetica Nova SAB de CV	6,357	29,661

TOTAL COMMON STOCKS (Cost $3,517,185)		3,066,602

SECURITIES LENDING COLLATERAL — 1.0%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.74% (b)(c) (Cost $30,956)	30,956	30,956

TOTAL INVESTMENTS — 101.1% (Cost $3,548,141)†		$3,097,558
Other assets and liabilities, net — (1.1%)		(33,060)

NET ASSETS — 100.0%		$3,064,498

See Notes to Financial Statements.	108

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Mexico Hedged Equity ETF (Continued)

May 31, 2017

*	Non-income producing security.
†	The cost for federal income tax purposes was $3,641,664. At May 31, 2017, net unrealized depreciation for all securities based on tax cost was $544,106. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $64,057 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $608,163.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2017 amounted to $29,167, which is 1.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CPO:	Ordinary Participation Certificates
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of May 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
RBC Capital Markets	6/5/2017	MXN	32,221,800	USD	1,688,486	$(38,094)
The Bank of Nova Scotia	6/5/2017	MXN	25,867,380	USD	1,355,722	(30,361)
The Bank of Nova Scotia	6/5/2017	MXN	213,000	USD	11,282	(132)
The Bank of Nova Scotia	6/5/2017	MXN	1,592,000	USD	83,421	(1,886)
RBC Capital Markets	6/5/2017	USD	1,722,299	MXN	32,221,800	4,281
The Bank of Nova Scotia	6/5/2017	USD	1,464,849	MXN	27,392,380	2,951
The Bank of Nova Scotia	6/5/2017	USD	14,769	MXN	280,000	235
RBC Capital Markets	7/6/2017	MXN	32,221,800	USD	1,713,087	(4,314)
The Bank of Nova Scotia	7/6/2017	MXN	27,392,380	USD	1,457,135	(2,862)
The Bank of Nova Scotia	7/6/2017	USD	11,997	MXN	225,000	(4)
The Bank of Nova Scotia	7/6/2017	USD	100,507	MXN	1,890,000	229

Total net unrealized depreciation						$(69,957)

Currency Abbreviations

MXN	Mexican Peso
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	109

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Mexico Hedged Equity ETF (Continued)

May 31, 2017

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$3,066,602	$—	$—	$3,066,602
Short-Term Investments	30,956	—	—	30,956
Derivatives (e)
Forward Foreign Currency Exchange Contracts	—	7,696	—	7,696

TOTAL	$3,097,558	$7,696	$—	$3,105,254

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Forward Foreign Currency Exchange Contracts	$—	$(77,653)	$—	$(77,653)

TOTAL	$—	$(77,653)	$—	$(77,653)

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the year ended May 31, 2017.

See Notes to Financial Statements.	110

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI South Korea Hedged Equity ETF

May 31, 2017

	Number of Shares	Value
COMMON STOCKS — 96.0%
Consumer Discretionary — 12.6%
Cheil Worldwide, Inc.	3,873	$66,418
CJ E&M Corp.	1,017	71,397
Coway Co. Ltd.	2,339	209,959
Hankook Tire Co. Ltd.	3,284	178,631
Hanon Systems	9,768	90,299
Hanssem Co. Ltd.	516	101,393
Hotel Shilla Co. Ltd.	1,751	95,088
Hyundai Department Store Co. Ltd.	815	84,441
Hyundai Mobis Co. Ltd.	2,767	678,404
Hyundai Motor Co.	6,215	904,828
Hyundai Wia Corp.	955	58,856
Kangwon Land, Inc.	5,231	169,368
Kia Motors Corp.	10,935	381,397
LG Electronics, Inc.	4,517	332,844
Lotte Shopping Co. Ltd.	522	133,577
Shinsegae Inc.	402	87,430

		3,644,330

Consumer Staples — 7.9%
Amorepacific Corp.	1,338	409,909
AMOREPACIFIC Group	1,280	172,061
BGF retail Co. Ltd.	991	123,477
CJ CheilJedang Corp.	374	127,439
Dongsuh Cos., Inc.	2,199	63,637
E-MART, Inc.	869	188,609
GS Retail Co. Ltd.	1,468	73,557
KT&G Corp.	4,806	476,479
LG Household & Health Care Ltd.	394	345,929
Lotte Chilsung Beverage Co. Ltd.	38	61,297
Lotte Confectionery Co. Ltd.	331	65,041
Orion Corp.	173	123,307
Ottogi Corp.	76	57,767

		2,288,509

Energy — 2.6%
GS Holdings Corp.	2,393	155,815
SK Innovation Co. Ltd.	2,685	405,292
S-Oil Corp.	2,015	186,274

		747,381

Financials — 14.1%
BNK Financial Group, Inc.	12,615	112,674
DGB Financial Group, Inc.	8,697	89,332
Dongbu Insurance Co. Ltd.	2,310	139,681
Hana Financial Group, Inc.	12,249	449,108
Hanwha Life Insurance Co. Ltd.	11,707	73,613
Hyundai Marine & Fire Insurance Co. Ltd.	3,118	105,131
Industrial Bank of Korea	11,591	133,551
KB Financial Group, Inc.	16,174	774,318
Korea Investment Holdings Co. Ltd.	1,980	108,232
Mirae Asset Daewoo Co. Ltd.	17,615	149,466
NH Investment & Securities Co. Ltd.	7,312	92,412
Samsung Card Co. Ltd.	1,866	70,000
Samsung Fire & Marine Insurance Co. Ltd.	1,393	363,927
Samsung Life Insurance Co. Ltd.	3,192	347,824
Samsung Securities Co. Ltd.	3,184	114,182
Shinhan Financial Group Co. Ltd.	17,319	764,938

	Number of Shares	Value
Financials (Continued)
Woori Bank	13,478	$184,185

		4,072,574

Health Care — 2.6%
Celltrion, Inc.*	3,342	285,366
Hanmi Pharm. Co. Ltd.*	291	99,287
Hanmi Science Co. Ltd.*	844	55,784
Medy-Tox, Inc.	156	72,733
Samsung Biologics Co. Ltd., 144A*	776	152,483
Yuhan Corp.	421	94,007

		759,660

Industrials — 11.2%
CJ Corp.	693	130,912
CJ Korea Express Corp.*	394	67,743
Daelim Industrial Co. Ltd.	1,345	111,002
Daewoo Engineering & Construction Co. Ltd.*	8,165	55,061
Doosan Bobcat, Inc.	1,235	41,145
Doosan Heavy Industries & Construction Co. Ltd.	2,632	53,599
GS Engineering & Construction Corp.*	2,646	72,555
Hanwha Corp.	2,337	99,880
Hanwha Techwin Co. Ltd.*	1,963	87,578
Hyundai Development Co.-Engineering & Construction	2,715	124,644
Hyundai Engineering & Construction Co. Ltd.	3,280	142,672
Hyundai Glovis Co. Ltd.	874	124,511
Hyundai Heavy Industries Co. Ltd.*	1,338	206,747
KCC Corp.	287	104,459
KEPCO Plant Service & Engineering Co. Ltd.	1,249	59,126
Korea Aerospace Industries Ltd.	3,050	173,258
Korean Air Lines Co. Ltd.*	2,497	79,174
LG Corp.	4,049	292,934
Pan Ocean Co. Ltd.*	7,398	36,342
Posco Daewoo Corp.	2,614	56,385
S-1 Corp.	989	92,310
Samsung C&T Corp.	3,155	387,471
Samsung Heavy Industries Co. Ltd.*	12,001	131,844
SK Holdings Co. Ltd.	1,896	463,162
SK Networks Co. Ltd.	7,774	51,382

		3,245,896

Information Technology — 34.4%
Hyundai Robotics Co. Ltd.*	284	103,494
Kakao Corp.	1,430	126,192
LG Display Co. Ltd.	9,893	288,060
LG Innotek Co. Ltd.	729	87,251
NAVER Corp.	1,132	854,359
NCSoft Corp.	760	256,931
Netmarble Games Corp., 144A*	627	85,123
Samsung Electro-Mechanics Co. Ltd.	2,549	187,828
Samsung Electronics Co. Ltd.	3,120	6,228,296
Samsung SDI Co. Ltd.	2,335	345,161
Samsung SDS Co. Ltd.	1,532	223,040

See Notes to Financial Statements.	111

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI South Korea Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Information Technology (Continued)
SK Hynix, Inc.	23,573	$1,200,126

		9,985,861

Materials — 7.7%
Hanwha Chemical Corp.	5,046	134,308
Hyosung Corp.	987	148,103
Hyundai Steel Co.	3,469	183,427
Korea Zinc Co. Ltd.	383	149,834
Kumho Petrochemical Co. Ltd.	985	68,799
LG Chem Ltd.	1,881	507,379
Lotte Chemical Corp.	662	213,157
OCI Co. Ltd.	875	69,556
POSCO	3,013	758,901

		2,233,464

Telecommunication Services — 1.3%
KT Corp.	1,047	30,439
LG Uplus Corp.	9,745	141,005
SK Telecom Co. Ltd.	886	200,608

		372,052

Utilities — 1.6%
Korea Electric Power Corp.	10,610	404,651
Korea Gas Corp.*	1,547	70,192

		474,843

TOTAL COMMON STOCKS (Cost $17,721,885)		27,824,570

	Number of Shares	Value
PREFERRED STOCKS — 1.9%
Consumer Discretionary — 1.0%
Hyundai Motor Co.	1,113	$105,375
Hyundai Motor Co. — 2nd Preferred	1,690	171,325

		276,700

Consumer Staples — 0.5%
Amorepacific Corp.	489	93,030
LG Household & Health Care Ltd.	122	67,124

		160,154

Information Technology — 0.1%
Samsung Electronics Co. Ltd.	19	29,681

Materials — 0.3%
LG Chem Ltd.	423	76,885

TOTAL PREFERRED STOCKS (Cost $419,628)		543,420

TOTAL INVESTMENTS — 97.9% (Cost $18,141,513)†		$28,367,990
Other assets and liabilities, net — 2.1%		619,982

NET ASSETS — 100.0%		$28,987,972

*	Non-income producing security.
†	The cost for federal income tax purposes was $22,435,694. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $5,932,296. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,765,463 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $833,167.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2017, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
KOSPI 200 Index Futures	KRW	12	$817,658	6/08/2017	$73,983
KOSPI 200 MINI Futures	KRW	14	190,787	6/08/2017	3,028

			$1,008,445		$77,011

As of May 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	6/5/2017	KRW	20,955,718,161	USD	18,438,495	$(279,907)
RBC Capital Markets	6/5/2017	KRW	8,433,193,800	USD	7,415,296	(117,536)
RBC Capital Markets	6/5/2017	KRW	535,275,000	USD	469,715	(8,413)
Goldman Sachs & Co.	6/5/2017	USD	18,735,555	KRW	20,955,718,161	(17,153)
RBC Capital Markets	6/5/2017	USD	11,930	KRW	13,563,000	186
RBC Capital Markets	6/5/2017	USD	7,805,539	KRW	8,727,372,800	(9,935)

See Notes to Financial Statements.	112

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI South Korea Hedged Equity ETF (Continued)

May 31, 2017

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
RBC Capital Markets	6/5/2017	USD	200,395	KRW	227,533,000	$2,846
Goldman Sachs & Co.	7/5/2017	KRW	20,955,718,161	USD	18,736,392	10,614
Goldman Sachs & Co.	7/5/2017	KRW	333,231,000	USD	297,634	(137)
RBC Capital Markets	7/5/2017	KRW	8,727,372,800	USD	7,807,634	8,958
The Bank of New York Mellon	7/5/2017	KRW	2,171,922,000	USD	1,943,033	2,229
Goldman Sachs & Co.	7/5/2017	USD	23,626	KRW	26,475,000	31

Total net unrealized depreciation						$(408,217)

Currency Abbreviations

KRW	South Korean Won
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$27,701,263	$—	$123,307	$27,824,570
Preferred Stocks (a)	543,420	—	—	543,420
Derivatives (b)
Forward Foreign Currency Exchange Contracts	—	24,864	—	24,864
Futures Contracts	77,011	—	—	77,011

TOTAL	$28,321,694	$24,864	$123,307	$28,469,865

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Exchange Contracts	$—	$(433,081)	$—	$(433,081)

TOTAL	$—	$(433,081)	$—	$(433,081)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

During the year ended May 31, 2017, the amount of transfers between Level 1 and Level 3 was $673,905. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.	113

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

May 31, 2017

	Number of Shares	Value
COMMON STOCKS — 99.3%
Consumer Discretionary — 8.6%
Barratt Developments PLC	2,170	$17,125
Berkeley Group Holdings PLC	296	12,418
Burberry Group PLC	966	22,590
Carnival PLC	417	26,703
Compass Group PLC	3,600	77,461
Dixons Carphone PLC	2,191	9,276
GKN PLC	3,692	16,649
InterContinental Hotels Group PLC	393	22,143
ITV PLC	7,941	20,023
Kingfisher PLC	4,826	20,215
Marks & Spencer Group PLC	3,514	17,318
Merlin Entertainments PLC, 144A	1,595	10,871
Next PLC	302	16,965
Pearson PLC	1,770	16,112
Persimmon PLC	667	21,098
Sky PLC	2,261	28,870
Taylor Wimpey PLC	7,061	18,478
TUI AG	966	14,911
Whitbread PLC	402	22,226
WPP PLC	2,804	63,007

		474,459

Consumer Staples — 18.1%
Associated British Foods PLC	781	30,148
British American Tobacco PLC	4,140	294,979
Coca-Cola HBC AG*	407	11,815
Diageo PLC	5,516	165,381
Imperial Brands PLC	2,101	98,238
J Sainsbury PLC	3,686	13,345
Reckitt Benckiser Group PLC	1,486	151,983
Tate & Lyle PLC	1,045	9,937
Tesco PLC*	17,917	42,407
Unilever PLC	2,814	157,046
Wm Morrison Supermarkets PLC	4,797	15,217

		990,496

Energy — 13.9%
BP PLC	43,446	261,248
Petrofac Ltd.	585	2,864
Royal Dutch Shell PLC, Class A	9,847	266,434
Royal Dutch Shell PLC, Class B	8,306	229,393

		759,939

Financials — 21.3%
3i Group PLC	2,097	24,182
Aberdeen Asset Management PLC	2,065	7,689
Admiral Group PLC	476	12,493
Aviva PLC	8,897	60,182
Barclays PLC	37,140	100,491
Direct Line Insurance Group PLC	2,974	13,358
Hargreaves Lansdown PLC	587	10,573
HSBC Holdings PLC	43,990	382,921
Investec PLC	1,470	11,516
Legal & General Group PLC	13,052	42,345
Lloyds Banking Group PLC	158,635	144,281
London Stock Exchange Group PLC	691	30,493

	Number of Shares	Value
Financials (Continued)
Old Mutual PLC	10,806	$26,203
Provident Financial PLC	332	13,051
Prudential PLC	5,653	126,443
Royal Bank of Scotland Group PLC*	7,775	26,046
RSA Insurance Group PLC	2,204	17,762
Schroders PLC	305	12,406
St James’s Place PLC	1,140	17,229
Standard Chartered PLC*	7,198	67,878
Standard Life PLC	4,259	21,006

		1,168,548

Health Care — 11.0%
AstraZeneca PLC	2,811	189,566
ConvaTec Group PLC, 144A*	2,650	10,926
GlaxoSmithKline PLC	10,916	239,591
Hikma Pharmaceuticals PLC	324	7,047
Mediclinic International PLC	833	8,677
Shire PLC	1,981	114,131
Smith & Nephew PLC	1,929	33,653

		603,591

Industrials — 8.0%
Ashtead Group PLC	1,094	22,074
Babcock International Group PLC	569	6,840
BAE Systems PLC	6,961	59,688
Bunzl PLC	736	23,063
Capita PLC	1,507	11,310
Cobham PLC (a)	5,394	9,313
DCC PLC	192	18,244
easyJet PLC	357	6,504
Experian PLC	2,082	43,403
G4S PLC	3,356	14,053
IMI PLC	612	9,888
Intertek Group PLC	349	19,331
Meggitt PLC	1,743	11,274
RELX PLC	2,378	50,953
Rolls-Royce Holdings PLC*	3,692	41,266
Rolls-Royce Holdings PLC — Entitlement*	297,206	383
Royal Mail PLC	2,023	11,505
Smiths Group PLC	855	17,659
Travis Perkins PLC	563	11,853
Weir Group PLC	489	11,442
Wolseley PLC	555	36,541

		436,587

Information Technology — 0.9%
Auto Trader Group PLC, 144A	2,207	11,832
Sage Group PLC	2,328	21,611
Worldpay Group PLC, 144A	4,549	18,205

		51,648

Materials — 7.4%
Anglo American PLC*	2,952	39,233
Antofagasta PLC	891	9,196
BHP Billiton PLC	4,630	69,975
Croda International PLC	285	14,552
Fresnillo PLC	499	10,133
Glencore PLC*	26,818	98,512

See Notes to Financial Statements.	114

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Materials (Continued)
Johnson Matthey PLC	419	$16,800
Mondi PLC	792	20,654
Randgold Resources Ltd.	206	19,548
Rio Tinto PLC	2,713	108,449

		407,052

Real Estate — 1.4%
British Land Co. PLC REIT	2,117	17,293
Hammerson PLC REIT	1,781	13,436
Intu Properties PLC REIT	2,119	7,426
Land Securities Group PLC REIT	1,733	23,892
Segro PLC REIT	2,151	13,940

		75,987

Telecommunication Services — 4.7%
BT Group PLC	18,552	73,992
Inmarsat PLC	1,014	10,452
Vodafone Group PLC	58,333	173,993

		258,437

	Number of Shares	Value
Utilities — 4.0%
Centrica PLC	12,029	$31,509
National Grid PLC	7,561	106,138
Severn Trent PLC	509	16,395
SSE PLC	2,227	43,184
United Utilities Group PLC	1,494	19,808

		217,034

TOTAL COMMON STOCKS (Cost $5,078,602)		5,443,778

SECURITIES LENDING COLLATERAL — 0.1%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.74% (b)(c) (Cost $6,518)	6,518	6,518

TOTAL INVESTMENTS — 99.4% (Cost $5,085,120)†		$5,450,296
Other assets and liabilities, net — 0.6%		29,314

NET ASSETS — 100.0%		$5,479,610

*	Non-income producing security.
†	The cost for federal income tax purposes was $5,489,147. At May 31, 2017, net unrealized depreciation for all securities based on tax cost was $38,851. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $427,991 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $466,842.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2017 amounted to $5,986, which is 0.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of May 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	6/5/2017	GBP	2,201,450	USD	2,850,531	$13,611
The Bank of Nova Scotia	6/5/2017	GBP	2,033,450	USD	2,632,952	12,526
JP Morgan & Chase Co.	6/5/2017	USD	205,894	GBP	159,000	(997)
JP Morgan & Chase Co.	6/5/2017	USD	2,622,695	GBP	2,031,450	(4,847)
JP Morgan & Chase Co.	6/5/2017	USD	14,209	GBP	11,000	(33)
The Bank of Nova Scotia	6/5/2017	USD	2,625,082	GBP	2,033,450	(4,657)
JP Morgan & Chase Co.	7/5/2017	GBP	2,031,450	USD	2,625,223	4,786
The Bank of Nova Scotia	7/5/2017	GBP	2,033,450	USD	2,627,644	4,627
The Bank of Nova Scotia	7/5/2017	GBP	219,000	USD	283,022	527
The Bank of Nova Scotia	7/5/2017	USD	10,320	GBP	8,000	0

Total net unrealized appreciation						$25,543

Currency Abbreviations

GBP	Pound Sterling
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign exchange currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	115

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF (Continued)

May 31, 2017

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$5,443,778	$—	$—	$5,443,778
Short-Term Investments	6,518	—	—	6,518
Derivatives (e)
Forward Foreign Currency Exchange Contracts	—	36,077	—	36,077

TOTAL	$5,450,296	$36,077	$—	$5,486,373

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Forward Foreign Currency Exchange Contracts	$—	$(10,534)	$—	$(10,534)

TOTAL	$—	$(10,534)	$—	$(10,534)

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the year ended May 31, 2017.

See Notes to Financial Statements.	116

This Page is Intentionally Left Blank

117

DBX ETF Trust

Statements of Assets and Liabilities

May 31, 2017

	Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	Deutsche X-trackers MSCI Brazil Hedged Equity ETF
Assets
Investments in non-affiliated securities at value	$101,850,738	$3,586,275	$3,893,456
Investment in affiliated securities at value (See Note 4)	195,941	—	—
Investment in Deutsche Government & Agency Securities Portfolio*	2,702,711	22,677	—
Cash	2,810,666	212,652	48,077
Foreign currency at value	479,345	9,743	266
Unrealized appreciation on forward foreign currency exchange contracts	232,088	10,020	27,221
Deposit with broker for futures contracts	62,526	3,001	12,312
Unrealized appreciation on futures contracts	100,831	5,274	—
Receivables:
Investment securities sold	1,550,461	172,583	266,613
Dividends	339,413	10,272	14,139
Securities lending income	6,290	53	—
Foreign tax reclaim	109,886	—	—

Total Assets	$110,440,896	$4,032,550	$4,262,084

Liabilities
Payable upon return of securities loaned	$2,702,711	$22,677	$—
Unrealized depreciation on forward foreign currency exchange contracts	1,484,929	17,765	6,368
Unrealized depreciation on futures contracts	—	—	2,280
Payables:
Investment securities purchased	1,426,056	57,633	49,317
Investment advisory fees	34,326	1,985	2,227

Total Liabilities	5,648,022	100,060	60,192

Net Assets, at value	$104,792,874	$3,932,490	$4,201,892

Net Assets Consist of
Paid-in capital	$100,003,673	$4,637,364	$9,932,224
Undistributed net investment income	1,338,285	34,504	54,241
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	(2,823,177)	(1,048,122)	(6,552,110)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	6,274,093	308,744	767,537

Net Assets, at value	$104,792,874	$3,932,490	$4,201,892

Number of Common Shares outstanding	4,000,001	150,001	400,800

Net Asset Value	$26.20	$26.22	$10.48

Investments in non-affiliated securities at cost	$94,391,149	$3,275,123	$3,144,276

Investments in affiliated securities at cost	$239,000	$—	$—

Value of securities loaned	$2,218,622	$21,491	$—

Investment in Deutsche Government & Agency Securities Portfolio at cost*	$2,702,711	$22,677	$—

Foreign currency at cost	$472,886	$9,700	$262

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	118

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

May 31, 2017

	Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF		Deutsche X-trackers MSCI Europe Hedged Equity ETF	Deutsche X-trackers MSCI Eurozone Hedged Equity ETF
Assets
Investments in non-affiliated securities at value	$183,670,325		$2,665,895,200	$63,610,705
Investment in affiliated securities at value (See Note 4)	—		10,922,148	457,212
Investment in Deutsche Government & Agency Securities Portfolio*	1,021,172		158,962,186	6,209,941
Cash	4,423,987		51,168,469	1,857,310
Foreign currency at value	86,336		8,621,502	573,006
Deposit from broker on forward foreign currency exchange contracts	90,000		—	—
Receivable upon return of deposit for forward foreign currency exchange contracts	—		13,520,000	—
Unrealized appreciation on forward foreign currency exchange contracts	374,728		6,609,881	54,728
Deposit with broker for futures contracts	—		3,139,400	173,707
Unrealized appreciation on futures contracts	245,349		2,031,922	19,497
Receivables:
Investment securities sold	10,185,677		56,208,720	479,932
Dividends	217,170		8,787,506	140,367
Securities lending income	2,540		418,850	11,952
Foreign tax reclaim	4,237		8,941,550	124,342

Total Assets	$200,321,521		$2,995,227,334	$73,712,699

Liabilities
Payable upon return of securities loaned	$1,021,172		$158,962,186	$6,209,941
Deposit with broker on forward foreign currency exchange contracts	—		13,520,000	—
Payable upon return of deposit for forward foreign currency exchange contracts	90,000		—	—
Unrealized depreciation on forward foreign currency exchange contracts	1,600,513		56,974,741	1,918,815
Unrealized depreciation on futures contracts	—		236,972	400
Due to broker for futures contracts	116,355		—	—
Payables:
Investment securities purchased	9,330,725		17,672,851	441,776
Investment advisory fees	103,219		1,037,251	24,908
Deferred foreign tax payable	194,439		—	—

Total Liabilities	12,456,423		248,404,001	8,595,840

Net Assets, at value	$187,865,098		$2,746,823,333	$65,116,859

Net Assets Consist of
Paid-in capital	$196,587,639		$2,771,404,708	$61,534,873
Undistributed net investment income	553,108		37,431,502	1,089,928
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	(29,935,883)		(81,548,354)	(2,423,917)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	20,660,234	**	19,535,477	4,915,975

Net Assets, at value	$187,865,098		$2,746,823,333	$65,116,859

Number of Common Shares outstanding	8,750,800		97,100,001	2,150,001

Net Asset Value	$21.47		$28.29	$30.29

Investments in non-affiliated securities at cost	$161,833,964		$2,594,363,161	$56,755,961

Investments in affiliated securities at cost	$—		$14,695,535	$566,233

Value of securities loaned	$955,115		$140,871,867	$5,110,412

Investment in Deutsche Government & Agency Securities Portfolio at cost*	$1,021,172		$158,962,186	$6,209,941

Foreign currency at cost	$85,508		$8,586,193	$560,780

*	Represents collateral on securities loaned.
**	Net of deferred foreign taxes of $194,439.

See Notes to Financial Statements.	119

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

May 31, 2017

	Deutsche X-trackers MSCI Germany Hedged Equity ETF	Deutsche X-trackers MSCI Japan Hedged Equity ETF	Deutsche X-trackers MSCI Mexico Hedged Equity ETF
Assets
Investments in non-affiliated securities at value	$60,843,579	$1,729,425,675	$3,066,602
Investment in affiliated securities at value (See Note 4)	1,723,784	—	—
Investment in Deutsche Government & Agency Securities Portfolio*	466,017	10,764,128	30,956
Cash	1,761,768	50,077,117	5,520
Foreign currency at value	843,626	2,547,119	3,575
Receivable upon return of deposit for forward foreign currency exchange contracts	290,000	2,730,000	—
Unrealized appreciation on forward foreign currency exchange contracts	232,488	2,755,050	7,696
Deposit with broker for futures contracts	220,420	—	—
Unrealized appreciation on future contracts	86,188	2,278,679	—
Receivables:
Investment securities sold	1,090,980	25,070,597	113,081
Dividends	55,269	12,282,281	720
Securities lending income	1,559	26,733	10
Foreign tax reclaim	902,781	772,286	—

Total Assets	$68,518,459	$1,838,729,665	$3,228,160

Liabilities
Payable upon return of securities loaned	$466,017	$10,764,128	$30,956
Deposit with broker on forward foreign currency exchange contracts	290,000	2,730,000	—
Unrealized depreciation on forward foreign currency exchange contracts	2,132,802	12,084,356	77,653
Due to broker for futures contracts	—	4,790	—
Unrealized depreciation on futures contracts	1,353	—	—
Payables:
Investment securities purchased	83,608	32,536,014	53,732
Investment advisory fees	25,755	682,608	1,321

Total Liabilities	2,999,535	58,801,896	163,662

Net Assets, at value	$65,518,924	$1,779,927,769	$3,064,498

Net Assets Consist of
Paid-in capital	$70,458,321	$1,848,775,260	$3,740,442
Undistributed net investment income	757,164	42,063,267	—
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	(5,058,089)	(197,957,672)	(155,214)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(638,472)	87,046,914	(520,730)

Net Assets, at value	$65,518,924	$1,779,927,769	$3,064,498

Number of Common Shares outstanding	2,350,800	46,050,800	150,001

Net Asset Value	$27.87	$38.65	$20.43

Investments in non-affiliated securities at cost	$58,725,434	$1,635,428,221	$3,517,185

Investments in affiliated securities at cost	$2,694,135	$—	$—

Value of securities loaned	$441,383	$10,236,930	$29,167

Investment in Deutsche Government & Agency Securities Portfolio at cost*	$466,017	$10,764,128	$30,956

Foreign currency at cost	$820,033	$2,521,807	$3,569

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	120

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

May 31, 2017

	Deutsche X-trackers MSCI South Korea Hedged Equity ETF	Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF
Assets
Investments in non-affiliated securities at value	$28,367,990	$5,443,778
Investment in Deutsche Government & Agency Securities Portfolio*	—	6,518
Cash	936,883	2,121
Foreign currency at value	—	881
Unrealized appreciation on forward foreign currency exchange contracts	24,864	36,077
Deposit with broker for futures contracts	4,721	—
Unrealized appreciation on futures contracts	77,011	—
Receivables:
Investment securities sold	255,181	48,979
Dividends	3,738	39,005
Securities lending income	—	592

Total Assets	$29,670,388	$5,577,951

Liabilities
Payable upon return of securities loaned	$—	$6,518
Unrealized depreciation on forward foreign currency exchange contracts	433,081	10,534
Payables:
Investment securities purchased	235,414	79,231
Investment advisory fees	13,921	2,058

Total Liabilities	682,416	98,341

Net Assets, at value	$28,987,972	$5,479,610

Net Assets Consist of
Paid-in capital	$35,815,036	$6,113,246
Distributions in excess of net investment income	(1,889)	—
Undistributed net investment income	—	34,513
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	(16,722,381)	(1,058,646)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	9,897,206	390,497

Net Assets, at value	$28,987,972	$5,479,610

Number of Common Shares outstanding	1,000,001	250,001

Net Asset Value	$28.99	$21.92

Investments in non-affiliated securities at cost	$18,141,513	$5,078,602

Value of securities loaned	$—	$5,986

Investment in Deutsche Government & Agency Securities Portfolio at cost*	$—	$6,518

Foreign currency at cost	$—	$879

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	121

DBX ETF Trust

Statements of Operations

For the Year Ended May 31, 2017

	Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	Deutsche X-trackers MSCI Brazil Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$2,281,292	$122,367	$122,019
Affiliated dividend income**	2,384	—	—
Securities lending income, net of borrower rebates	28,826	757	—

Total Investment Income	2,312,502	123,124	122,019

Expenses
Investment advisory fees	301,656	25,144	25,624
Other expense	172	—	—

Total Expenses	301,828	25,144	25,624

Net Investment income (loss)	2,010,674	97,980	96,395

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(802,221)	(84,251)	112,510
Investments in affiliates	(1,182)	—	—
In-kind redemptions	429,019	4,185	—
In-kind redemptions in affiliates	(621)	—	—
Futures contracts	176,797	11,481	(2,340)
Foreign currency transactions	2,761,995	(12,834)	(733,288)

Net realized gain (loss)	2,563,787	(81,419)	(623,118)
Net change in unrealized appreciation (depreciation) on:
Investments	11,500,100	808,058	1,217,799
Futures contracts	100,831	5,274	(2,280)
Foreign currency translations	(3,324,264)	(106,811)	(109,581)

Net change in unrealized appreciation (depreciation)	8,276,667	706,521	1,105,938

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	10,840,454	625,102	482,820

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,851,128	$723,082	$579,215

* Unaffiliated foreign tax withheld	$252,035	$10,697	$2,570
** Affiliated foreign tax withheld	$358	$—	$—

See Notes to Financial Statements.	122

DBX ETF Trust

Statements of Operations (Continued)

For the Year Ended May 31, 2017

	Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	Deutsche X-trackers MSCI Europe Hedged Equity ETF	Deutsche X-trackers MSCI Eurozone Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$3,633,217	$84,265,236	$1,689,307
Affiliated dividend income**	—	135,217	5,599
Securities lending income, net of borrower rebates	22,882	2,505,133	50,180

Total Investment Income	3,656,099	86,905,586	1,745,086

Expenses
Investment advisory fees	992,351	11,499,826	244,468
Other expense	1,249	17,072	171

Total Expenses	993,600	11,516,898	244,639

Net Investment income (loss)	2,662,499	75,388,688	1,500,447

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments***	(6,364,943)	(101,074,943)	(1,642,835)
Investments in affiliates	—	(1,585,841)	(46,227)
In-kind redemptions	520,526	14,713,523	(376,634)
In-kind redemptions in affiliates	—	(1,651,396)	(92,011)
Futures contracts	87,491	2,720,638	110,758
Foreign currency transactions	(7,320,263)	239,844,757	3,759,083

Net realized gain (loss)	(13,077,189)	152,966,738	1,712,134
Net change in unrealized appreciation (depreciation) on:
Investments****	40,079,835	383,513,312	10,133,426
Futures contracts	263,529	1,794,950	19,097
Foreign currency translations	(4,597,111)	(136,088,214)	(4,152,487)

Net change in unrealized appreciation (depreciation)	35,746,253	249,220,048	6,000,036

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	22,669,064	402,186,786	7,712,170

Net Increase (Decrease) in Net Assets Resulting from Operations	$25,331,563	$477,575,474	$9,212,617

* Unaffiliated foreign tax withheld	$502,225	$9,037,841	$272,700
** Affiliated foreign tax withheld	$—	$20,283	$840
*** Net of foreign taxes	$4,424	$—	$—
**** Net of change in deferred foreign taxes	$194,439	$—	$—

See Notes to Financial Statements.	123

DBX ETF Trust

Statements of Operations (Continued)

For the Year Ended May 31, 2017

	Deutsche X-trackers MSCI Germany Hedged Equity ETF	Deutsche X-trackers MSCI Japan Hedged Equity ETF	Deutsche X-trackers MSCI Mexico Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$1,632,724	$31,530,381	$76,615
Affiliated dividend income**	21,301
Securities lending income, net of borrower rebates	3,059	324,429	34

Total Investment Income	1,657,084	31,854,810	76,649

Expenses
Investment advisory fees	358,860	7,358,113	18,973
Other expense	—	—	52

Total Expenses	358,860	7,358,113	19,025

Net Investment income (loss)	1,298,224	24,496,697	57,624

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(1,773,608)	(39,730,569)	(296,428)
Investments in affiliates	(306,521)	—	—
In-kind redemptions	(4,425,219)	99,651,950	(81,653)
In-kind redemptions in affiliates	(819,471)	—	—
Futures contracts	264,827	295,815	—
Foreign currency transactions	6,116,271	70,964,692	372,035

Net realized gain (loss)	(943,721)	131,181,888	(6,046)
Net change in unrealized appreciation (depreciation) on:
Investments	19,084,669	148,690,182	440,595
Futures contracts	78,151	2,287,950	—
Foreign currency translations	(5,181,282)	(45,748,505)	(372,123)

Net change in unrealized appreciation (depreciation)	13,981,538	105,229,627	68,472

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	13,037,817	236,411,515	62,426

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,336,041	$260,908,212	$120,050

* Unaffiliated foreign tax withheld	$357,317	$3,553,332	$2,412
** Affiliated foreign tax withheld	$3,195	$—	$—

See Notes to Financial Statements.	124

DBX ETF Trust

Statements of Operations (Continued)

For the Year Ended May 31, 2017

	Deutsche X-trackers MSCI South Korea Hedged Equity ETF	Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$628,469	$235,435
Securities lending income, net of borrower rebates	—	2,885

Total Investment Income	628,469	238,320

Expenses
Investment advisory fees	275,073	25,179
Other expense	1,249	—

Total Expenses	276,322	25,179

Net Investment income (loss)	352,147	213,141

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	9,432,652	(551,703)
Futures contracts	21,678	783
Foreign currency transactions	(240,162)	696,927

Net realized gain (loss)	9,214,168	146,007
Net change in unrealized appreciation (depreciation) on:
Investments	740,257	905,419
Futures contracts	77,011	—
Foreign currency translations	(5,056,570)	(38,086)

Net change in unrealized appreciation (depreciation)	(4,239,302)	867,333

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	4,974,866	1,013,340

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,327,013	$1,226,481

* Unaffiliated foreign tax withheld	$134,363	$3,649

See Notes to Financial Statements.	125

DBX ETF Trust

Statements of Changes in Net Assets

	Deutsche X-trackers MSCI All World ex US Hedged Equity ETF		Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF
	Year Ended May 31,		Year Ended May 31,
	2017	2016	2017	2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$2,010,674	$1,707,404	$97,980	$200,089
Net realized gain (loss)	2,563,787	(3,250,471)	(81,419)	(746,550)
Net change in unrealized appreciation (depreciation)	8,276,667	(4,498,720)	706,521	(1,142,819)

Net increase (decrease) in net assets resulting from operations	12,851,128	(6,041,787)	723,082	(1,689,280)

Distributions to Shareholders from
Net investment income	(1,409,981)	(1,777,313)	(83,349)	(417,566)
Net realized gains	—	(1,089,202)	—	(344,439)

Total distributions	(1,409,981)	(2,866,515)	(83,349)	(762,005)

Fund Shares Transactions
Proceeds from shares sold	28,916,357	39,978,605	—	—
Value of shares redeemed	(3,437,784)	(10,227,798)	(1,161,572)	(4,255,798)

Net increase (decrease) in net assets resulting from fund share transactions	25,478,573	29,750,807	(1,161,572)	(4,255,798)

Total net increase (decrease) in Net Assets	36,919,720	20,842,505	(521,839)	(6,707,083)

Net Assets
Beginning of year	67,873,154	47,030,649	4,454,329	11,161,412

End of year	$104,792,874	$67,873,154	$3,932,490	$4,454,329

Undistributed net investment income	$1,338,285	$767,934	$34,504	$9,022

Changes in Shares Outstanding
Shares outstanding, beginning of year	3,000,001	1,750,001	200,001	400,001
Shares sold	1,150,000	1,700,000	—	—
Shares redeemed	(150,000)	(450,000)	(50,000)	(200,000)

Shares outstanding, end of year	4,000,001	3,000,001	150,001	200,001

See Notes to Financial Statements.	126

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Deutsche X-trackers MSCI Brazil Hedged Equity ETF		Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF
	Year Ended May 31,		Year Ended May 31,
	2017	2016	2017	2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$96,395	$91,264	$2,662,499	$3,536,953
Net realized gain (loss)	(623,118)	(1,607,287)	(13,077,189)	(14,067,074)
Net change in unrealized appreciation (depreciation)	1,105,938	667,873	35,746,253	(22,070,859)

Net increase (decrease) in net assets resulting from operations	579,215	(848,150)	25,331,563	(32,600,980)

Distributions to Shareholders from
Net investment income	(16,681)	(1,037,444)	(2,272,221)	(6,061,629)
Return of capital	—	(3,755)	—	—

Total distributions	(16,681)	(1,041,199)	(2,272,221)	(6,061,629)

Fund Shares Transactions
Proceeds from shares sold	464,672	1,581,261	60,902,841	18,231,512
Value of shares redeemed	—	(3,043,710)	(26,449,560)	(93,758,507)

Net increase (decrease) in net assets resulting from fund share transactions	464,672	(1,462,449)	34,453,281	(75,526,995)

Total net increase (decrease) in Net Assets	1,027,206	(3,351,798)	57,512,623	(114,189,604)

Net Assets
Beginning of year	3,174,686	6,526,484	130,352,475	244,542,079

End of year	$4,201,892	$3,174,686	$187,865,098	$130,352,475

Undistributed net investment income	$54,241	$—	$553,108	$549,614

Changes in Shares Outstanding
Shares outstanding, beginning of year	350,800	500,800	7,000,800	10,900,800
Shares sold	50,000	150,000	3,100,000	1,000,000
Shares redeemed	—	(300,000)	(1,350,000)	(4,900,000)

Shares outstanding, end of year	400,800	350,800	8,750,800	7,000,800

See Notes to Financial Statements.	127

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Deutsche X-trackers MSCI Europe Hedged Equity ETF		Deutsche X-trackers MSCI Eurozone Hedged Equity ETF
	Year Ended May 31,		Year Ended May 31,
	2017	2016	2017	2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$75,388,688	$100,832,456	$1,500,447	$1,791,987
Net realized gain (loss)	152,966,738	(61,459,702)	1,712,134	(2,889,946)
Net change in unrealized appreciation (depreciation)	249,220,048	(309,129,456)	6,000,036	(1,603,731)

Net increase (decrease) in net assets resulting from operations	477,575,474	(269,756,702)	9,212,617	(2,701,690)

Distributions to Shareholders from
Net investment income	(102,491,603)	(120,694,283)	(2,397,494)	(1,359,253)
Net realized gains	(152,205,544)	(21,395,440)	—	—

Total distributions	(254,697,147)	(142,089,723)	(2,397,494)	(1,359,253)

Fund Shares Transactions
Proceeds from shares sold	513,898,440	1,634,503,636	12,930,964	82,581,476
Value of shares redeemed	(1,300,201,021)	(580,661,063)	(37,947,352)	(17,179,131)

Net increase (decrease) in net assets resulting from fund share transactions	(786,302,581)	1,053,842,573	(25,016,388)	65,402,345

Total net increase (decrease) in Net Assets	(563,424,254)	641,996,148	(18,201,265)	61,341,402

Net Assets
Beginning of year	3,310,247,587	2,668,251,439	83,318,124	21,976,722

End of year	$2,746,823,333	$3,310,247,587	$65,116,859	$83,318,124

Undistributed net investment income	$37,431,502	$79,275,760	$1,089,928	$1,737,099

Changes in Shares Outstanding
Shares outstanding, beginning of year	129,050,001	90,550,001	3,250,001	750,001
Shares sold	19,400,000	62,500,000	450,000	3,200,000
Shares redeemed	(51,350,000)	(24,000,000)	(1,550,000)	(700,000)

Shares outstanding, end of year	97,100,001	129,050,001	2,150,001	3,250,001

See Notes to Financial Statements.	128

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Deutsche X-trackers MSCI Germany Hedged Equity ETF		Deutsche X-trackers MSCI Japan Hedged Equity ETF
	Year Ended May 31,		Year Ended May 31,
	2017	2016	2017	2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,298,224	$2,115,523	$24,496,697	$17,699,139
Net realized gain (loss)	(943,721)	(9,632,430)	131,181,888	(153,656,780)
Net change in unrealized appreciation (depreciation)	13,981,538	(12,977,312)	105,229,627	(154,439,010)

Net increase (decrease) in net assets resulting from operations	14,336,041	(20,494,219)	260,908,212	(290,396,651)

Distributions to Shareholders from
Net investment income	(3,345,700)	(10,562,800)	(14,421,223)	(44,182,466)
Net realized gains	—	—	—	(38,800,971)

Total distributions	(3,345,700)	(10,562,800)	(14,421,223)	(82,983,437)

Fund Shares Transactions
Proceeds from shares sold	2,551,169	20,164,894	1,267,608,580	927,313,581
Value of shares redeemed	(58,009,508)	(112,914,893)	(760,329,675)	(790,640,177)

Net increase (decrease) in net assets resulting from fund share transactions	(55,458,339)	(92,749,999)	507,278,905	136,673,404

Total net increase (decrease) in Net Assets	(44,467,998)	(123,807,018)	753,765,894	(236,706,684)

Net Assets
Beginning of year	109,986,922	233,793,940	1,026,161,875	1,262,868,559

End of year	$65,518,924	$109,986,922	$1,779,927,769	$1,026,161,875

Undistributed net investment income	$757,164	$2,512,500	$42,063,267	$14,091,038

Changes in Shares Outstanding
Shares outstanding, beginning of year	4,700,800	8,550,800	29,900,800	28,350,800
Shares sold	100,000	850,000	37,400,000	24,450,000
Shares redeemed	(2,450,000)	(4,700,000)	(21,250,000)	(22,900,000)

Shares outstanding, end of year	2,350,800	4,700,800	46,050,800	29,900,800

See Notes to Financial Statements.	129

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Deutsche X-trackers MSCI Mexico Hedged Equity ETF		Deutsche X-trackers MSCI South Korea Hedged Equity ETF
	Year Ended May 31,		Year Ended May 31,
	2017	2016	2017	2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$57,624	$109,214	$352,147	$893,533
Net realized gain (loss)	(6,046)	62,085	9,214,168	(15,157,123)
Net change in unrealized appreciation (depreciation)	68,472	(114,971)	(4,239,302)	2,176,785

Net increase (decrease) in net assets resulting from operations	120,050	56,328	5,327,013	(12,086,805)

Distributions to Shareholders from
Net investment income	(73,128)	(558,149)	(430,440)	(154,180)
Net realized gains	(241,435)	(264,905)	—	—

Total distributions	(314,563)	(823,054)	(430,440)	(154,180)

Fund Shares Transactions
Proceeds from shares sold	1,097,455	1,145,870	47,137,585	124,679,916
Value of shares redeemed	(2,148,889)	(1,116,660)	(141,207,451)	(131,675,567)

Net increase (decrease) in net assets resulting from fund share transactions	(1,051,434)	29,210	(94,069,866)	(6,995,651)

Total net increase (decrease) in Net Assets	(1,245,947)	(737,516)	(89,173,293)	(19,236,636)

Net Assets
Beginning of year	4,310,445	5,047,961	118,161,265	137,397,901

End of year	$3,064,498	$4,310,445	$28,987,972	$118,161,265

Distributions in excess of net investment income	$—	$—	$(1,889)	$—

Undistributed net investment income	$—	$61,484	$—	$430,429

Changes in Shares Outstanding
Shares outstanding, beginning of year	200,001	200,001	5,150,001	5,650,001
Shares sold	50,000	50,000	1,850,000	5,550,000
Shares redeemed	(100,000)	(50,000)	(6,000,000)	(6,050,000)

Shares outstanding, end of year	150,001	200,001	1,000,001	5,150,001

See Notes to Financial Statements.	130

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF
	Year Ended May 31,
	2017	2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$213,141	$188,379
Net realized gain (loss)	146,007	(109,350)
Net change in unrealized appreciation (depreciation)	867,333	(464,588)

Net increase (decrease) in net assets resulting from operations	1,226,481	(385,559)

Distributions to Shareholders from
Net investment income	(155,550)	(302,668)
Net realized gains	(1,154,665)	(22,960)

Total distributions	(1,310,215)	(325,628)

Fund Shares Transactions
Proceeds from shares sold	—	1,087,925

Net increase (decrease) in net assets resulting from fund share transactions	—	1,087,925

Total net increase (decrease) in Net Assets	(83,734)	376,738

Net Assets
Beginning of year	5,563,344	5,186,606

End of year	$5,479,610	$5,563,344

Undistributed net investment income	$34,513	$121,600

Changes in Shares Outstanding
Shares outstanding, beginning of year	250,001	200,001
Shares sold	—	50,000
Shares redeemed	—	—

Shares outstanding, end of year	250,001	250,001

See Notes to Financial Statements.	131

DBX ETF Trust

Financial Highlights

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF Selected Per Share Data	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(a)
Net Asset Value, beginning of period	$22.62	$26.87	$25.61	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.64	0.64	0.96	0.45
Net realized and unrealized gain (loss)	3.42	(3.57)	2.16	0.16

Total from investment operations	4.06	(2.93)	3.12	0.61

Less distributions from:
Net investment income	(0.48)	(0.86)	(1.82)	—
Net realized gains	—	(0.46)	(0.04)	—

Total distributions	(0.48)	(1.32)	(1.86)	—

Net Asset Value, end of period	$26.20	$22.62	$26.87	$25.61

Total Return (%)	18.30	(11.17)	13.01	2.44	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	105	68	47	5
Ratio of expenses (%)	0.40	0.40	0.40	0.40	*
Ratio of net investment income (loss) (%)	2.67	2.76	3.70	5.18	*
Portfolio turnover rate (%)(d)	15	24	24	3	**

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF Selected Per Share Data	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(b)
Net Asset Value, beginning of period	$22.27	$27.90	$26.47	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.56	0.63	0.68	0.40
Net realized and unrealized gain (loss)	3.89	(4.19)	2.04	1.08

Total from investment operations	4.45	(3.56)	2.72	1.48

Less distributions from:
Net investment income	(0.50)	(1.09)	(1.29)	(0.01)
Net realized gains	—	(0.98)	—	—

Total distributions	(0.50)	(2.07)	(1.29)	(0.01)

Net Asset Value, end of period	$26.22	$22.27	$27.90	$26.47

Total Return (%)	20.34	(12.98)	10.78	5.94	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	4	4	11	7
Ratio of expenses (%)	0.60	0.60	0.60	0.60	*
Ratio of net investment income (loss) (%)	2.34	2.64	2.51	2.33	*
Portfolio turnover rate (%)(d)	14	34	19	20	**

(a)	For the period January 23, 2014 (commencement of operations) through May 31, 2014.
(b)	For the period October 1, 2013 (commencement of operations) through May 31, 2014.
(c)	Based on average shares outstanding during the period.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualied.
**	Not Annualied.

See Notes to Financial Statements.	132

DBX ETF Trust

Financial Highlights (Continued)

Deutsche X-trackers MSCI Brazil Hedged Equity ETF Selected Per Share Data	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Year Ended 5/31/2014		Year Ended 5/31/2013
Net Asset Value, beginning of year	$9.05	$13.03	$14.46	$19.28		$20.74

Income (loss) from investment operations:
Net investment income (loss)(a)	0.24	0.24	0.42	0.47		0.54
Net realized and unrealized gain (loss)	1.23	(1.91)	(1.44)	(2.30)		(0.15)

Total from investment operations	1.47	(1.67)	(1.02)	(1.83)		0.39

Less distributions from:
Net investment income	(0.04)	(2.30)	(0.41)	(2.95)		(0.54)
Net realized gains	—	—	—	—		(1.31)
Return of capital	—	(0.01)	—	(0.04)		—

Total distributions	(0.04)	(2.31)	(0.41)	(2.99)		(1.85)

Net Asset Value, end of year	$10.48	$9.05	$13.03	$14.46		$19.28

Total Return (%)	16.28	(15.83)	(6.96)	(9.83	)(b)	1.43 (b)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	4	3	7	6		8
Ratio of expenses before fee waiver (%)	0.60	0.60	0.60	0.63		0.92
Ratio of expenses after fee waiver (%)	0.60	0.60	0.60	0.60		0.68
Ratio of net investment income (loss) (%)	2.26	2.56	2.97	2.93		2.66
Portfolio turnover rate (%)(c)	28	59	141	89		25

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF Selected Per Share Data	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Year Ended 5/31/2014		Year Ended 5/31/2013
Net Asset Value, beginning of year	$18.62	$22.43	$21.74	$21.96		$21.22

Income (loss) from investment operations:
Net investment income (loss)(a)	0.35	0.43	0.36	0.38		0.38
Net realized and unrealized gain (loss)	2.81	(3.60)	0.77	(0.17)		1.01

Total from investment operations	3.16	(3.17)	1.13	0.21		1.39

Less distributions from:
Net investment income	(0.31)	(0.64)	(0.44)	(0.43)		(0.40)
Net realized gains	—	—	—	—		(0.25)

Total distributions	(0.31)	(0.64)	(0.44)	(0.43)		(0.65)

Net Asset Value, end of year	$21.47	$18.62	$22.43	$21.74		$21.96

Total Return (%)	17.19	(14.32)	5.35	1.17	(b)	6.54 (b)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	188	130	245	29		9
Ratio of expenses before fee waiver (%)	0.65	0.65	0.65	0.66		0.94
Ratio of expenses after fee waiver (%)	0.65	0.65	0.65	0.65		0.72
Ratio of net investment income (loss) (%)	1.74	2.20	1.64	1.81		1.72
Portfolio turnover rate (%)(c)	43	32	58	16		15

(a)	Based on average shares outstanding during the period.
(b)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	133

DBX ETF Trust

Financial Highlights (Continued)

Deutsche X-trackers MSCI Europe Hedged Equity ETF Selected Per Share Data	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015		Period Ended 5/31/2014(a)
Net Asset Value, beginning of period	$25.65	$29.47	$27.75		$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.76	0.79	1.33		1.27
Net realized and unrealized gain (loss)	4.40	(3.19)	1.54		1.72

Total from investment operations	5.16	(2.40)	2.87		2.99

Less distributions from:
Net investment income	(0.85)	(1.28)	(1.15)		(0.24)
Net realized gains	(1.67)	(0.14)	(0.00	)(d)	—

Total distributions	(2.52)	(1.42)	(1.15)		(0.24)

Net Asset Value, end of period	$28.29	$25.65	$29.47		$27.75

Total Return (%)	21.77	(8.46)	10.88		12.05	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	2,747	3,310	2,668		164
Ratio of expenses (%)	0.45	0.45	0.45		0.45	*
Ratio of net investment income (loss) (%)	2.95	3.08	4.74		7.30	*
Portfolio turnover rate (%)(e)	17	18	13		4	**

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF Selected Per Share Data	Year Ended 5/31/2017	Year Ended 5/31/2016	Period Ended 5/31/2015(b)
Net Asset Value, beginning of period	$25.64	$29.30	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.73	0.78	0.81
Net realized and unrealized gain (loss)	4.84	(3.15)	3.49

Total from investment operations	5.57	(2.37)	4.30

Less distributions from:
Net investment income	(0.92)	(1.29)	—

Total distributions	(0.92)	(1.29)	—

Net Asset Value, end of period	$30.29	$25.64	$29.30

Total Return (%)	22.56	(8.45)	17.20	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	65	83	22
Ratio of expenses (%)	0.45	0.45	0.45	*
Ratio of net investment income (loss) (%)	2.76	3.11	6.04	*
Portfolio turnover rate (%)(e)	16	22	8	**

(a)	For the period October 1, 2013 (commencement of operations) through May 31, 2014.
(b)	For the period December 10, 2014 (commencement of operations) through May 31, 2015.
(c)	Based on average shares outstanding during the period.
(d)	Amount represents less than $0.005.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	134

DBX ETF Trust

Financial Highlights (Continued)

Deutsche X-trackers MSCI Germany Hedged Equity ETF Selected Per Share Data	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Year Ended 5/31/2014	Year Ended 5/31/2013
Net Asset Value, beginning of year	$23.40	$27.34	$26.51	$23.22	$21.57

Income (loss) from investment operations:
Net investment income (loss) (a)	0.40	0.33	1.38	1.03	0.44
Net realized and unrealized gain (loss)	4.78	(2.93)	1.93	3.11	2.08

Total from investment operations	5.18	(2.60)	3.31	4.14	2.52

Less distributions from:
Net investment income	(0.71)	(1.34)	(2.48)	(0.85)	(0.44)
Net realized gains	—	—	—	—	(0.43)

Total distributions	(0.71)	(1.34)	(2.48)	(0.85)	(0.87)

Net Asset Value, end of year	$27.87	$23.40	$27.34	$26.51	$23.22

Total Return (%)	22.93	(9.99)	13.92	18.70 (b)	11.86 (b)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	66	110	234	45	5
Ratio of expenses before fee waiver (%)	0.45	0.45	0.45	0.47	0.82
Ratio of expenses after fee waiver (%)	0.45	0.45	0.45	0.47	0.58
Ratio of net investment income (loss) (%)	1.63	1.37	5.14	4.15	1.93
Portfolio turnover rate (%)(c)	12	16	20	12	108

Deutsche X-trackers MSCI Japan Hedged Equity ETF Selected Per Share Data	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Year Ended 5/31/2014	Year Ended 5/31/2013
Net Asset Value, beginning of year	$34.32	$44.54	$35.43	$34.08	$21.79

Income (loss) from investment operations:
Net investment income (loss) (a)	0.53	0.48	0.52	0.55	0.39
Net realized and unrealized gain (loss)	4.22	(8.44)	12.49	1.51	12.31

Total from investment operations	4.75	(7.96)	13.01	2.06	12.70

Less distributions from:
Net investment income	(0.42)	(1.39)	(3.90)	(0.71)	(0.41)
Net realized gains	—	(0.87)	—	—	—

Total distributions	(0.42)	(2.26)	(3.90)	(0.71)	(0.41)

Net Asset Value, end of year	$38.65	$34.32	$44.54	$35.43	$34.08

Total Return (%)	14.08	(18.65)	39.00	6.21 (b)	59.04 (b)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	1,780	1,026	1,263	441	109
Ratio of expenses before fee waiver (%)	0.45	0.45	0.45	0.48	0.66
Ratio of expenses after fee waiver (%)	0.45	0.45	0.45	0.48	0.52
Ratio of net investment income (loss) (%)	1.50	1.29	1.32	1.56	1.27
Portfolio turnover rate (%)(c)	22	15	14	13	12

(a)	Based on average shares outstanding during the period.
(b)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	135

DBX ETF Trust

Financial Highlights (Continued)

Deutsche X-trackers MSCI Mexico Hedged Equity ETF Selected Per Share Data	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015		Period Ended 5/31/2014(a)
Net Asset Value, beginning of period	$21.55	$25.24	$24.29		$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.32	0.53	0.26		0.07
Net realized and unrealized gain (loss)	0.14	(0.11)	0.94		(0.78)

Total from investment operations	0.46	0.42	1.20		(0.71)

Less distributions from:
Net investment income	(0.37)	(2.79)	(0.18)		—
Net realized gains	(1.21)	(1.32)	(0.07)		—

Total distributions	(1.58)	(4.11)	(0.25)		—

Net Asset Value, end of period	$20.43	$21.55	$25.24		$24.29

Total Return (%)	2.19	2.09	4.99		(2.84	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	3	4	5		5
Ratio of expenses (%)	0.50	0.51	0.50		0.50	*
Ratio of net investment income (loss) (%)	1.52	2.40	1.04		0.79	*
Portfolio turnover rate (%)(c)	23	34	22		7	**

Deutsche X-trackers MSCI South Korea Hedged Equity ETF Selected Per Share Data	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015		Period Ended 5/31/2014(a)
Net Asset Value, beginning of period	$22.94	$24.32	$25.08		$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.18	0.16	(0.11)		(0.02)
Net realized and unrealized gain (loss)	5.99	(1.51)	(0.65	)(d)	0.10	(d)

Total from investment operations	6.17	(1.35)	(0.76)		0.08

Less distributions from:
Net investment income	(0.12)	(0.03)	—		—

Total distributions	(0.12)	(0.03)	—		—

Net Asset Value, end of period	$28.99	$22.94	$24.32		$25.08

Total Return (%)	27.01	(5.55)	(3.07)		0.32	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	29	118	137		5
Ratio of expenses (%)	0.58	0.58	0.58		0.58	*
Ratio of net investment income (loss) (%)	0.74	0.72	(0.47)		(0.26	)*
Portfolio turnover rate (%)(c)	110	124	287		8	**

(a)	For the period January 23, 2014 (commencement of operations) through May 31, 2014.
(b)	Based on average shares outstanding during the period.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(d)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	136

DBX ETF Trust

Financial Highlights (Continued)

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF Selected Per Share Data	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(a)
Net Asset Value, beginning of period	$22.25	$25.93	$26.53	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.85	0.89	0.92	1.32
Net realized and unrealized gain (loss)	4.06	(2.95)	0.08	0.63

Total from investment operations	4.91	(2.06)	1.00	1.95

Less distributions from:
Net investment income	(0.62)	(1.51)	(1.58)	(0.42)
Net realized gains	(4.62)	(0.11)	(0.02)	—

Total distributions	(5.24)	(1.62)	(1.60)	(0.42)

Net Asset Value, end of period	$21.92	$22.25	$25.93	$26.53

Total Return (%)	24.79	(8.25)	4.27	7.90	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	5	6	5	5
Ratio of expenses (%)	0.45	0.45	0.45	0.45	*
Ratio of net investment income (loss) (%)	3.81	4.04	3.57	7.70	*
Portfolio turnover rate (%)(c)	35	24	19	11	**

(a)	For the period October 1, 2013 (commencement of operations) through May 31, 2014.
(b)	Based on average shares outstanding during the period.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	137

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2017, the Trust consists of thirty-five investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF
Deutsche X-trackers MSCI Brazil Hedged Equity ETF
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF
Deutsche X-trackers MSCI Europe Hedged Equity ETF
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF
Deutsche X-trackers MSCI Germany Hedged Equity ETF
Deutsche X-trackers MSCI Japan Hedged Equity ETF
Deutsche X-trackers MSCI Mexico Hedged Equity ETF
Deutsche X-trackers MSCI South Korea Hedged Equity ETF
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect wholly owned subsidiary of Deutsche Bank AG, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees.

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	MSCI ACWI ex USA US Dollar Hedged Index
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	MSCI Asia Pacific ex Japan US Dollar Hedged Index
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	MSCI Brazil US Dollar Hedged Index
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	MSCI EM US Dollar Hedged Index
Deutsche X-trackers MSCI Europe Hedged Equity ETF	MSCI Europe US Dollar Hedged Index
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF	MSCI EMU IMI US Dollar Hedged Index
Deutsche X-trackers MSCI Germany Hedged Equity ETF	MSCI Germany US Dollar Hedged Index
Deutsche X-trackers MSCI Japan Hedged Equity ETF	MSCI Japan US Dollar Hedged Index
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	MSCI Mexico IMI 25/50 US Dollar Hedged Index
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	MSCI Korea 25/50 US Dollar Hedged Index
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	MSCI United Kingdom US Dollar Hedged Index

The MSCI ACWI ex USA US Dollar Hedged Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the United States), while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies.

The MSCI Asia Pacific ex Japan US Dollar Hedged Index is designed to provide exposure to equity securities in developed and emerging stock markets in the Asia Pacific region (excluding Japan), while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies.

The MSCI Brazil US Dollar Hedged Index is designed to provide exposure to Brazilian equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Brazilian real.

The MSCI EM US Dollar Hedged Index is designed to provide exposure to equity securities in the global emerging markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected emerging market currencies.

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Notes to Financial Statements (Continued)

The MSCI Europe US Dollar Hedged Index is designed to provide exposure to equity securities in developed stock markets in Europe, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies.

The MSCI EMU US Dollar Hedged Index is designed to provide exposure to equity securities from countries in the European Monetary Union, while mitigating exposure to fluctuations between the value of the U.S. dollar and the euro.

The MSCI Germany US Dollar Hedged Index is designed to provide exposure to German equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the euro.

The MSCI Japan US Dollar Hedged Index is designed to provide exposure to Japanese equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen.

The MSCI Mexico IMI 25/50 US Dollar Hedged Index is designed to provide exposure to the Mexican equity markets while at the same time mitigating exposure to fluctuations of the Mexican peso relative to the U.S. dollar.

The MSCI Korea 25/50 US Dollar Hedged Index is designed to provide exposure to the South Korean equity markets while at the same time mitigating exposure to fluctuations of the South Korean won relative to the U.S. dollar.

The MSCI United Kingdom US Dollar Hedged Index is designed to provide exposure to the United Kingdom equity markets while at the same time hedging exposure to fluctuations of the British pound sterling relative to the U.S. dollar.

The MSCI Hedged Underlying Indices are rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of the following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of MSCI Hedged Indices marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between each Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund, except Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged ETF, Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF, Deutsche X-trackers MSCI Europe Hedged Equity ETF and Deutsche X-trackers MSCI Japan Hedged Equity ETF, is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a fund and, consequently, the Fund’s investment portfolio. This may adversely affect the fund’s performance or subject the fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

139

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Notes to Financial Statements (Continued)

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange- traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are

140

DBX ETF Trust

Notes to Financial Statements (Continued)

declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex- dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended May 31, 2017, the Funds did not incur any interest or penalties.

As of May 31, 2017, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$1,338,285	$(2,480,779)	$5,931,695	$4,789,201
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged ETF	34,504	(1,007,611)	268,233	(704,874)
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	54,241	(5,645,602)	(138,971)	(5,730,332)
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	553,108	(24,527,998)	15,252,349	(8,722,541)
Deutsche X-trackers MSCI Europe Hedged Equity ETF	37,431,502	(67,692,115)	5,679,238	(24,581,375)
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF	1,089,928	(3,019,406)	5,511,464	3,581,986
Deutsche X-trackers MSCI Germany Hedged Equity ETF	757,164	(6,094,888)	398,327	(4,939,397)
Deutsche X-trackers MSCI Japan Hedged Equity ETF	42,063,267	(174,452,775)	63,542,017	(68,847,491)
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	—	(131,648)	(544,296)	(675,944)
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	—	(12,838,306)	6,011,242	(6,827,064)
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	34,513	(629,076)	(39,073)	(633,636)

141

DBX ETF Trust

Notes to Financial Statements (Continued)

The tax character of dividends and distributions declared for the years ended May 31, 2017 and May 31, 2016 were as follows:

	Year Ended May 31, 2017
	Ordinary Income*	Long Term Capital Gains
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$1,409,981	$—
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged ETF	83,349	—
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	16,681	—
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	2,272,221	—
Deutsche X-trackers MSCI Europe Hedged Equity ETF	152,631,001	102,066,146
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF	2,397,494	—
Deutsche X-trackers MSCI Germany Hedged Equity ETF	3,345,700	—
Deutsche X-trackers MSCI Japan Hedged Equity ETF	14,421,223	—
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	173,059	141,504
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	430,440	—
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	613,190	697,025

	Year Ended May 31, 2016
	Ordinary Income*	Long Term Capital Gains	Return of Capital
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$2,321,724	$544,791	$—
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged ETF	606,913	155,092	—
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	1,037,444	—	3,755
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	6,061,629	—	—
Deutsche X-trackers MSCI Europe Hedged Equity ETF	123,776,401	18,313,322	—
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF	1,359,253	—	—
Deutsche X-trackers MSCI Germany Hedged Equity ETF	10,562,800	—	—
Deutsche X-trackers MSCI Japan Hedged Equity ETF	59,783,319	23,200,118	—
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	670,959	152,095	—
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	154,180	—	—
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	313,158	12,470	—

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At May 31, 2017 for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, as provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$911,939	$422,737	$1,334,676
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged ETF	539,120	432,009	971,129
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	2,487,156	2,928,661	5,415,817
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	11,443,599	5,939,105	17,382,704
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF	654,933	809,557	1,464,490
Deutsche X-trackers MSCI Germany Hedged Equity ETF	1,981,004	3,512,868	5,493,872
Deutsche X-trackers MSCI Japan Hedged Equity ETF	77,673,701	96,779,074	174,452,775
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	2,142,159	8,644,055	10,786,214

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

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Notes to Financial Statements (Continued)

During the fiscal year ended May 31, 2017, the Fund incurred and elected to defer net capital losses as follows:

	Late Year Ordinary Losses	Post-October Losses on Capital
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$—	$1,146,103
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged ETF	—	36,482
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	—	229,785
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	—	7,145,294
Deutsche X-trackers MSCI Europe Hedged Equity ETF	—	67,692,115
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF	—	1,554,916
Deutsche X-trackers MSCI Germany Hedged Equity ETF	—	601,016
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	—	131,648
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	1,889	2,050,203
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	—	629,076

In order to present paid-in capital and accumulated net realized gains or losses on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income or loss and accumulated net realized gains or losses on investments. These differences are primarily due to tax equalization utilized, Indian capital gain tax paid, partnership adjustment, return of capital distributions received, recognition of certain foreign currency gains (losses) as ordinary income (loss), net ordinary loss, Passive Foreign Investment Companies (“PFICs”) and redemptions-in-kind. For the fiscal year ended May 31, 2017, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains (Accumulated Losses)	Pain-In Capital
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$(30,342)	$(254,599)	$284,941
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged ETF	10,851	4,728	(15,579)
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	(25,473)	25,473	—
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	(386,784)	632,403	(245,619)
Deutsche X-trackers MSCI Europe Hedged Equity ETF	(14,741,343)	42,815,978	(28,074,635)
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF	249,876	1,166,531	(1,416,407)
Deutsche X-trackers MSCI Germany Hedged Equity ETF	292,140	6,943,245	(7,235,385)
Deutsche X-trackers MSCI Japan Hedged Equity ETF	17,896,755	(79,911,930)	62,015,175
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	(45,980)	182,734	(136,754)
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	(354,025)	(250,946)	604,971
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	(144,678)	144,678	—

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of May 31, 2017, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at year end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount

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actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended May 31, 2017, the Funds invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of May 31, 2017 the Funds invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.12% annualized effective rate as of May 31, 2017) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of May 31, 2017, the funds listed below had securities on loan, which were classified as common stocks in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at year end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged ETF

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF

Deutsche X-trackers MSCI Europe Hedged Equity ETF

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF

Deutsche X-trackers MSCI Germany Hedged Equity ETF

Deutsche X-trackers MSCI Japan Hedged Equity ETF

Deutsche X-trackers MSCI Mexico Hedged Equity ETF

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

As of May 31, 2017, the funds listed below had no securities on loan.

Deutsche X-trackers MSCI Brazil Hedged Equity ETF

Deutsche X-trackers MSCI South Korea Hedged Equity ETF

Derivatives

Forward Foreign Currency Exchange Contracts    Each Fund may enter into forward foreign currency exchange contracts (“forward currency contracts”) designed to offset a Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into forward currency contracts and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the year ended May 31, 2017, The Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF, Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF, Deutsche X-trackers MSCI Europe Hedged Equity ETF, Deutsche X-trackers MSCI Eurozone Hedged Equity ETF and Deutsche X-trackers MSCI All World ex US Hedged Equity ETF invested in forward currency contracts to hedge against

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changes in the value of the U.S. dollar against specified non-U.S. currencies. Similarly, the Deutsche X-trackers MSCI Brazil Hedged Equity ETF, Deutsche X-trackers MSCI Germany Hedged Equity ETF, Deutsche X-trackers MSCI Japan Hedged Equity ETF, Deutsche X-trackers MSCI South Korea Hedged Equity ETF, Deutsche X-trackers MSCI United Kingdom ETF and Deutsche X-trackers MSCI Mexico Hedged Equity ETF each invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against the Brazilian real, the euro, the Japanese yen, the South Korean won, the British Pound sterling and the Mexican peso, respectively.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the respective Fund has in that particular currency contract.

A summary of the open forward currency contracts as of May 31, 2017 is included in a table following the Funds’ Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the respective Fund had to the value of non U.S currencies during the year ended May 31, 2017.

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended May 31, 2017, Deutsche X-trackers MSCI All World ex US Hedged Equity ETF, Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF, Deutsche X-trackers MSCI Brazil Hedged Equity ETF, Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF, Deutsche X-trackers MSCI Europe Hedged Equity ETF, Deutsche X-trackers MSCI Eurozone Hedged Equity ETF, Deutsche X-trackers MSCI Germany Hedged Equity ETF, Deutsche X-trackers MSCI Japan Hedged Equity ETF, Deutsche X-trackers MSCI South Korea Hedged Equity ETF and Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF utilized futures in order to simulate investments in each Fund’s Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of May 31, 2017 is included in a table following the Funds’ Schedule of Investments.

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The following tables summarize the value of the Funds’ derivative instruments held as of May 31, 2017 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts	$100,831	Unrealized depreciation on futures contracts	$—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	232,088	Unrealized depreciation on forward foreign currency exchange contracts	1,484,929

	Total	$332,919	Total	$1,484,929

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged ETF

Equity contracts	Unrealized appreciation on futures contracts	$5,274	Unrealized depreciation on futures contracts	$—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	10,020	Unrealized depreciation on forward foreign currency exchange contracts	17,765

	Total	$15,294	Total	$17,765

Deutsche X-trackers MSCI Brazil Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$2,280
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	27,221	Unrealized depreciation on forward foreign currency exchange contracts	6,368

	Total	$27,221	Total	$8,648

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts	$245,349	Unrealized depreciation on futures contracts	$—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	374,728	Unrealized depreciation on forward foreign currency exchange contracts	1,600,513

	Total	$620,077	Total	$1,600,513

Deutsche X-trackers MSCI Europe Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts	$2,031,922	Unrealized depreciation on futures contracts	$236,972
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	6,609,881	Unrealized depreciation on forward foreign currency exchange contracts	56,974,741

	Total	$8,641,803	Total	$57,211,713

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts	$19,497	Unrealized depreciation on futures contracts	$400
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	54,728	Unrealized depreciation on forward foreign currency exchange contracts	1,918,815

	Total	$74,225	Total	$1,919,215

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	Asset Derivatives		Liability Derivatives
Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Deutsche X-trackers MSCI Germany Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts	$86,188	Unrealized depreciation on futures contracts	$1,353
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	232,488	Unrealized depreciation on forward foreign currency exchange contracts	2,132,802

	Total	$318,676	Total	$2,134,155

Deutsche X-trackers MSCI Japan Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts	$2,278,679	Unrealized depreciation on futures contracts	$—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	2,755,050	Unrealized depreciation on forward foreign currency exchange contracts	12,084,356

	Total	$5,033,729	Total	$12,084,356

Deutsche X-trackers MSCI Mexico Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$7,696	Unrealized depreciation on forward foreign currency exchange contracts	$77,653
Deutsche X-trackers MSCI South Korea Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts	$77,011	Unrealized depreciation on futures contracts	$—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	24,864	Unrealized depreciation on forward foreign currency exchange contracts	433,081

	Total	$101,875	Total	$433,081

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$36,077	Unrealized depreciation on forward foreign currency exchange contracts	$10,534

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended May 31, 2017 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

	Futures - Equity Contracts	Foreign Exchange Contracts	Total
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$176,797	$2,854,757	$3,031,554
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged ETF	11,481	(12,416)	(935)
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	(2,340)	(703,245)	(705,585)
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	87,491	(6,781,665)	(6,694,174)
Deutsche X-trackers MSCI Europe Hedged Equity ETF	2,720,638	239,112,138	241,832,776
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF	110,758	3,595,608	3,706,366
Deutsche X-trackers MSCI Germany Hedged Equity ETF	264,827	5,912,355	6,177,182
Deutsche X-trackers MSCI Japan Hedged Equity ETF	295,815	66,356,517	66,652,332
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	—	371,588	371,588
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	21,678	911,854	933,532
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	783	691,101	691,884

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Net Change in Unrealized Appreciation (Depreciation) on:

	Futures - Equity Contracts	Foreign Exchange Contracts	Total
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$100,831	$(3,333,933)	$(3,233,102)
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged ETF	5,274	(107,080)	(101,806)
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	(2,280)	(109,905)	(112,185)
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	263,529	(4,598,403)	(4,334,874)
Deutsche X-trackers MSCI Europe Hedged Equity ETF	1,794,950	(136,580,458)	(134,785,508)
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF	19,097	(4,170,449)	(4,151,352)
Deutsche X-trackers MSCI Germany Hedged Equity ETF	78,151	(5,238,492)	(5,160,341)
Deutsche X-trackers MSCI Japan Hedged Equity ETF	2,287,950	(45,585,623)	(43,297,673)
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	—	(372,072)	(372,072)
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	77,011	(5,058,505)	(4,981,494)
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	—	(38,004)	(38,004)

For the year ended May 31, 2017 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Exchange Contracts (Contract Value)
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$1,981,149	$(73,210,430)
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	147,345	(3,855,499)
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	81,488	(4,183,629)
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	1,442,004	(142,602,877)
Deutsche X-trackers MSCI Europe Hedged Equity ETF	51,129,139	(2,513,825,964)
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF	733,455	(54,393,479)
Deutsche X-trackers MSCI Germany Hedged Equity ETF	1,347,879	(76,349,319)
Deutsche X-trackers MSCI Japan Hedged Equity ETF	11,591,323	(1,595,189,645)
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	—	(3,424,733)
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	756,934	(40,076,310)
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	45,096	(5,462,162)

As of May 31, 2017, the Funds have transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Funds may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to

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netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received(a)	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF
Goldman Sachs & Co.	$72,954	$(72,954)	$—	$—	$719,207	$(72,954)	$—	$646,253
JP Morgan & Chase Co.	119,045	(119,045)	—	—	523,722	(119,045)	—	404,677
RBC Capital Markets	16,516	(16,516)			97,048	(16,516)		80,532
The Bank of New York Mellon	19,170	(19,170)	—	—	96,744	(19,170)	—	77,574
The Bank of Nova Scotia	4,403	(4,403)	—	—	48,208	(4,403)	—	43,805

	$232,088	$(232,088)	$—	$—	$1,484,929	$(232,088)	$—	$1,252,841

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged ETF
Goldman Sachs & Co.	$3,135	$(3,135)	$—	$—	$6,826	$(3,135)	$—	$3,691
RBC Capital Markets	843	(843)	—	—	1,958	(843)	—	1,115
The Bank of New York Mellon	6,042	(6,042)	—	—	8,981	(6,042)	—	2,939

	$10,020	$(10,020)	$—	$—	$17,765	$(10,020)	$—	$7,745

Deutsche X-trackers MSCI Brazil Hedged Equity ETF
Goldman Sachs & Co.	$15,765	$(4,348)	$—	$11,417	$4,348	$(4,348)	$—	$—
JP Morgan & Chase Co.	3,147	(170)	—	2,977	170	(170)	—	—
The Bank of New York Mellon	6,592	(1,225)	—	5,367	1,225	(1,225)	—	—
The Bank of Nova Scotia	1,717	(625)	—	1,092	625	(625)	—	—

	$27,221	$(6,368)	$—	$20,853	$6,368	$(6,368)	$—	$—

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF
Goldman Sachs & Co.	$73,681	$(73,681)	$—	$—	$510,241	$(73,681)	$—	$436,560
JP Morgan & Chase Co.	119,936	(119,936)	—	—	626,864	(119,936)	—	506,928
RBC Capital Markets	65,380	(65,380)	—	—	191,959	(65,380)	—	126,579
The Bank of New York Mellon	47,709	(47,709)	—	—	131,303	(47,709)	—	83,594
The Bank of Nova Scotia	68,022	(68,022)	0	0	140,146	(68,022)	—	72,124

	$374,728	$(374,728)	$—	$—	$1,600,513	$(374,728)	$—	$1,225,785

Deutsche X-trackers MSCI Europe Hedged Equity ETF
Goldman Sachs & Co.	$299,485	$(299,485)	$—	$—	$3,323,468	$(299,485)	$—	$3,023,983
JP Morgan & Chase Co.	1,984,436	(1,984,436)	—	—	15,919,379	(1,984,436)	—	13,934,943
RBC Capital Markets	2,434,156	(2,434,156)	—	—	15,053,920	(2,434,156)	—	12,619,764
The Bank of New York Mellon	548,271	(548,271)	—	—	4,522,872	(548,271)	—	3,974,601
The Bank of Nova Scotia	1,343,533	(1,343,533)	—	—	18,155,102	(1,343,533)	(13,520,000)	3,291,569

	$6,609,881	$(6,609,881)	$—	$—	$56,974,741	$(6,609,881)	$(13,520,000)	$36,844,860

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF
Goldman Sachs & Co.	$31,653	$(31,653)	$—	$—	$1,918,815	$(31,653)	$—	$1,887,162
JP Morgan & Chase Co.	23,075	—	—	23,075	—	—	—	–

	$54,728	$(31,653)	$—	$23,075	$1,918,815	$(31,653)	$—	$1,887,162

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	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received(a)	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Deutsche X-trackers MSCI Germany Hedged Equity ETF
Goldman Sachs & Co.	$15,627	$(15,627)	$—	$—	$632,123	$(15,627)	$—	$616,496
RBC Capital Markets	18,177	(18,177)	—	—	765,697	(18,177)	—	747,520
The Bank of Nova Scotia	198,684	(198,684)	—	—	734,982	(198,684)	(290,000)	246,298

	$232,488	$(232,488)	$—	$—	$2,132,802	$(232,488)	$(290,000)	$1,610,314

Deutsche X-trackers MSCI Japan Hedged Equity ETF
Goldman Sachs & Co.	$166,623	$—	$—	$166,623	$—	$—	$—	$—
JP Morgan & Chase Co.	753,298	(753,298)	—	—	3,330,717	(753,298)	—	2,577,419
RBC Capital Markets	724,054	(724,054)	—	—	4,060,677	(724,054)	—	3,336,623
The Bank of New York Mellon	117,660	(117,660)	—	—	637,264	(117,660)	—	519,604
The Bank of Nova Scotia	993,415	(993,415)	—	—	4,055,698	(993,415)	(2,730,000)	332,283

	$2,755,050	$(2,588,427)	$—	$166,623	$12,084,356	$(2,588,427)	$(2,730,000)	$6,765,929

Deutsche X-trackers MSCI Mexico Hedged Equity ETF
RBC Capital Markets	$4,281	$(4,281)	$—	$—	$42,408	$(4,281)	$—	$38,127
The Bank of Nova Scotia	3,415	(3,415)	—	—	35,245	(3,415)	—	31,830

	$7,696	$(7,696)	$—	$—	$77,653	$(7,696)	$—	$69,957

Deutsche X-trackers MSCI South Korea Hedged Equity ETF
Goldman Sachs & Co.	$10,645	$(10,645)	$—	$—	$297,197	$(10,645)	$—	$286,552
RBC Capital Markets	11,990	(11,990)	—	—	135,884	(11,990)	—	123,894
The Bank of New York Mellon	2,229	—	—	2,229	—	—	—	—

	$24,864	$(22,635)	$—	$2,229	$433,081	$(22,635)	$—	$410,446

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF
JP Morgan & Chase Co.	$18,397	$(5,877)	$—	$12,520	$5,877	$(5,877)	$—	$—
The Bank of Nova Scotia	17,680	(4,657)	—	13,023	4,657	(4,657)	—	—

	$36,077	$(10,534)	$—	$25,543	$10,534	$(10,534)	$—	$—

(a)	The actual collateral received may be more than amount shown.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

Prior to the effective dates listed below, TDAM USA Inc. (“TDAM”) served as investment sub-advisor to each Fund and was responsible for day-to-day management of the Funds, subject to the replication strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may have been agreed between the Advisor and TDAM from time to time.

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Effective on the dates listed below with respect to each applicable Fund, as approved by the Board of Trustees of DBX ETF Trust, the Advisor assumed the day-to-day management of the Funds.

Effective Dates
November 17, 2016	Deutsche X-trackers MSCI All World ex US Hedged Equity ETF
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged ETF
Deutsche X-trackers MSCI Brazil Hedged Equity ETF
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF
Deutsche X-trackers MSCI Germany Hedged Equity ETF
Deutsche X-trackers MSCI Mexico Hedged Equity ETF
Deutsche X-trackers MSCI South Korea Hedged Equity ETF
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

December 9, 2016	Deutsche X-trackers MSCI Europe Hedged Equity ETF
Deutsche X-trackers MSCI Japan Hedged Equity ETF

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	0.40%
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged ETF	0.60%
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	0.60%
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	0.65%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	0.45%
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF	0.45%
Deutsche X-trackers MSCI Germany Hedged Equity ETF	0.45%
Deutsche X-trackers MSCI Japan Hedged Equity ETF	0.45%
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	0.50%
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	0.58%
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	0.45%

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the payments to the sub-advisor, the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Audit Committee and Lead Independent Trustee (Chairman of the Board of Trustees effective November 16, 2016); and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

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4. Transactions with Affiliates

The Advisor is an indirect wholly-owned subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Funds. The table below shows the transactions in and earnings from investments in Deutsche Bank AG securities for the year ended May 31, 2017.

	Value ($) at 5/31/16	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income ($)	Value ($) at 5/31/17
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF
Deutsche Bank AG (Common Stock)	99,464	48,376	(4,777)	(1,803)	2,384	195,941
Deutsche X-trackers MSCI Europe Hedged Equity ETF
Deutsche Bank AG (Common Stock)	10,421,441	2,946,088	(5,277,214)	(3,237,237)	135,217	10,922,148
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF
Deutsche Bank AG (Common Stock)	490,996	120,156	(241,789)	(138,238)	5,599	457,212
Deutsche X-trackers MSCI Germany Hedged Equity ETF
Deutsche Bank AG (Common Stock)	2,496,049	192,500	(1,468,425)	(1,125,992)	21,301	1,723,784

5. Investment Portfolio Transactions

For the year ended May 31, 2017, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$15,010,756	$11,473,256
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged ETF	577,888	1,334,789
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	1,196,109	1,784,730
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	68,860,294	64,706,496
Deutsche X-trackers MSCI Europe Hedged Equity ETF	445,210,154	566,042,563
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF	8,673,348	10,454,219
Deutsche X-trackers MSCI Germany Hedged Equity ETF	9,318,442	13,106,592
Deutsche X-trackers MSCI Japan Hedged Equity ETF	376,738,561	353,308,667
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	846,654	1,111,607
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	53,590,832	152,412,883
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	1,929,517	2,319,813

For the year ended May 31, 2017, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$23,293,875	$3,104,951
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged ETF	—	816,623
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	27,896,985	11,571,358
Deutsche X-trackers MSCI Europe Hedged Equity ETF	508,434,144	1,291,624,637
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF	12,624,102	37,783,668
Deutsche X-trackers MSCI Germany Hedged Equity ETF	2,573,158	56,840,675
Deutsche X-trackers MSCI Japan Hedged Equity ETF	1,249,432,034	759,350,030
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	1,123,927	2,149,042

6. Fund Share Transactions

As of May 31, 2017, there were unlimited Fund shares, no par value authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a

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portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. The purchase of Creation Units for Deutsche X-trackers Brazil Hedged Equity ETF and Deutsche X-trackers South Korea Hedged Equity ETF are generally issued in exchange for a specific amount of cash totaling the NAV of the Creation Units. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

7. Investing in Emerging Markets

The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Deutsche X-trackers MSCI All World ex US Hedged Equity ETF, Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF, Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amounts listed below or 33 percent of its net assets as permitted by the Act. The Funds had no outstanding loans at May 31, 2017.

Pro-rata Share
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$9,450,000
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	525,000
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	19,950,000

153

DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To Board of Trustees and Shareholders of

DBX ETF Trust:

We have audited the accompanying statements of assets and liabilities of Deutsche X-trackers MSCI All World ex US Hedged Equity ETF, Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF, Deutsche X-trackers MSCI Brazil Hedged Equity ETF, Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF, Deutsche X-trackers MSCI Europe Hedged Equity ETF, Deutsche X-trackers MSCI Eurozone Hedged Equity ETF, Deutsche X-trackers MSCI Germany Hedged Equity ETF, Deutsche X-trackers MSCI Japan Hedged Equity ETF, Deutsche X-trackers MSCI Mexico Hedged Equity ETF, Deutsche X-trackers MSCI South Korea Hedged Equity ETF and Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF (the “Funds” within DBX ETF Trust), including the schedules of investments, as of May 31, 2017, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Deutsche X-trackers MSCI All World ex US Hedged Equity ETF, Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF, Deutsche X-trackers MSCI Brazil Hedged Equity ETF, Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF, Deutsche X-trackers MSCI Europe Hedged Equity ETF, Deutsche X-trackers MSCI Eurozone Hedged Equity ETF, Deutsche X-trackers MSCI Germany Hedged Equity ETF, Deutsche X-trackers MSCI Japan Hedged Equity ETF, Deutsche X-trackers MSCI Mexico Hedged Equity ETF, Deutsche X-trackers MSCI South Korea Hedged Equity ETF and Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF at May 31, 2017, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.

New York, New York

July 26, 2017

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DBX ETF Trust

Trustees and Officers (Unaudited)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Independent Trustees
Stephen R. Byers (1953) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Board and Member of the Audit and Nominating Committees; formerly, Lead Independent Trustee	Trustee since 2011 (Chairman of the Board since 2016; formerly, Lead Independent Trustee, 2015-2016)	Independent Director (2011-present); Independent Consultant (2014-present); formerly, Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer (2002-2006).	35	The Arbitrage Funds; Sierra Income Corporation; Mutual Fund Directors Forum.
George O. Elston (1964) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Audit Committee and Member of the Nominating Committee	Trustee since 2011 (Chairman of the Audit Committee since 2015)	Chief Executive Officer, 2X Oncology, Inc. (2017-present); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	35
J. David Officer (1948) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Nominating Committee and Member of the Audit Committee	Trustee since 2011 (Chairman of the Nominating Committee since 2015)	Independent Director (2010-present); formerly, Vice Chairman, the Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	35	Ilex Partners (Asia), LLC; Old Westbury Funds.

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Trustees and Officers (Unaudited) (Continued)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustee
Michael Gilligan (1966) 345 Park Avenue New York, New York 10154	Trustee Treasurer, Chief Financial Officer and Controller	Trustee since 2016; Treasurer, Chief Financial Officer and Controller since 2010	Director in the Finance Division at Deutsche Bank AG (2008-present); Manager, Treasurer and Chief Financial Officer of the Adviser (2010-present); Chief Financial Officer of Global Passive Asset Management Platform (2012-present).	35	The Adviser, DBX Strategic Advisors LLC and DB Commodity Services LLC

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Freddi Klassen (1975) 345 Park Avenue New York, New York 10154	President and Chief Executive Officer	Since 2016	Director in the Deutsche Asset Management Division at Deutsche Bank AG and Chief Operating Officer in the Americas for the Passive Asset Management Department (2014-present) and Trading and Product Development teams (2016-present); Manager and Chief Operating Officer of the Adviser (2016-present); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013-2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).
Fiona Bassett (1974) 345 Park Avenue New York, New York 10154	Chief Operating Officer	Since 2014	Managing Director in the Deutsche Asset Management Passive Asset Management Group at Deutsche Bank AG and Head of Passive Americas Asset Management Platform (2014-present); Manager and Chief Executive Officer and Chief Investment Officer of the Adviser (2014-present); Managing Director, COO Global Key Projects and Integration at Deutsche Asset Management (2012-2014); Managing Director at Deutsche Bank AG (2004-2012).

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Trustees and Officers (Unaudited) (Continued)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Frank Gecsedi (1967) 60 Wall Street New York, New York 10005	Chief Compliance Officer	Since 2010	Director in the Deutsche Asset Management Compliance Department (2016-present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Adviser (2010-present); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010-2012).
Bryan Richards (1978) 345 Park Avenue New York New York 10154	Vice President	Since 2016	Director in the Deutsche Asset Management Division at Deutsche Bank A.G. and has served as a Portfolio Manager in the Passive Asset Management business since 2011. Also at Deutsche Bank, Mr. Richards served as the primary portfolio manager for the PowerShares DB Commodity ETFs until their sale in 2015.
Leslie Lowenbraun (1953) 60 Wall Street New York, New York 10005	Secretary	Since 2016	Vice President in U.S. Retail Passive Legal of Deutsche Asset Management at Deutsche Bank AG (2014-present); Counsel at Skadden, Arps, Slate, Meagher & Flom LLP (2005-2014).

Each Trustee serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Funds’ SAI includes additional information about the Funds’ Trustees and is available by calling 855-329-3837, or on the Company’s website at www.deutsche-etfs.com.

157

DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contract (Unaudited)

Deutsche X-trackers MSCI Brazil Hedged Equity ETF, Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF, Deutsche X-trackers MSCI Germany Hedged Equity ETF, Deutsche X-trackers MSCI Japan Hedged Equity ETF, Deutsche X-trackers MSCI Asia Pacific ex-Japan Hedged Equity ETF, Deutsche X-trackers MSCI Europe Hedged Equity ETF, Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF, Deutsche X-trackers MSCI All World ex US Hedged Equity ETF, Deutsche X-trackers MSCI South Korea Hedged Equity ETF, Deutsche X-trackers MSCI Mexico Hedged Equity ETF and Deutsche X-trackers MSCI Eurozone Hedged Equity ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 14, 2017, the Trustees, including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF, Deutsche X-trackers MSCI Brazil Hedged Equity ETF, Deutsche X-trackers MSCI Germany Hedged Equity ETF, Deutsche X-trackers MSCI Japan Hedged Equity ETF, Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF, Deutsche X-trackers MSCI Europe Hedged Equity ETF, Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF, Deutsche X-trackers MSCI South Korea Hedged Equity ETF, Deutsche X-trackers MSCI Mexico Hedged Equity ETF, Deutsche X-trackers MSCI All World ex-US Hedged Equity ETF and Deutsche X-trackers MSCI Eurozone Hedged Equity ETF (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and meetings by Independent Trustee Counsel.

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX Advisors LLC (“DBX” or the “Adviser”) and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Adviser from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Adviser.

The Board reached a determination, with the assistance of Trust Counsel and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided by the Adviser under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Adviser continuously during the prior year, in addition to the information the Adviser had provided in response to the Board’s requests prior to this meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management.

The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Adviser or one of its Deutsche Bank affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Adviser provides oversight of day-to-day operations, including monitoring tracking error, providing services in

158

DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contract (Unaudited) (Continued)

connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds. The Trustees took into consideration that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Adviser, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Adviser in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Adviser’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Adviser, which supports the Funds’ compliance program.

Adviser’s Financial Resources.    In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Adviser has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee to that of other pertinent exchange-traded funds (“ETFs”) and noted that each Fund’s fee is competitive with the fees of its respective peer group. The Board agreed that it was familiar with the Adviser’s methodology for selecting each Fund’s peer group and believed that the Funds’ peer groups were appropriate. The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Adviser pays all of the Fund’s costs. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Adviser and that the Adviser also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Adviser in developing and rendering services provided to the Funds and the information provided by the Adviser to the Board regarding the Funds’ profitability. The Board considered that the Adviser had provided extensive information about the Adviser’s profitability and the Adviser’s methodology in determining profitability. While the Adviser had provided information about the Adviser’s expenses relating to marketing the Funds, the Board considered the Adviser’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Adviser’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Adviser would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Funds.

Economies of Scale.    The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

159

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.deutsche-etfs.com (click on “proxy voting” at the bottom of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.deutsche-etfs.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.deutsche-etfs.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its fiscal year ended May 31, 2017.

Qualified Dividend Income*
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	86%
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged ETF	69%
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	11%
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	90%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	60%
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF	63%
Deutsche X-trackers MSCI Germany Hedged Equity ETF	91%
Deutsche X-trackers MSCI Japan Hedged Equity ETF	100%
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	28%
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	100%
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	48%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

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Additional Information (Unaudited) (Continued)

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$2,535,274	$207,933
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged ETF	133,055	10,750
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	124,596	2,570
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	3,940,144	470,182
Deutsche X-trackers MSCI Europe Hedged Equity ETF	93,439,065	2,754,761
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF	1,968,311	154,016
Deutsche X-trackers MSCI Germany Hedged Equity ETF	2,010,913	356,809
Deutsche X-trackers MSCI Japan Hedged Equity ETF	35,067,654	3,326,500
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	238,958	1,150

161

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.deutsche-etfs.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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This report is intended for the shareholders of DBX ETF Trust.

Carefully consider a Fund’s investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Fund’s prospectus, which may be obtained by calling 1-855-DBX-ETFS (1-855-329-3837), or by viewing or downloading a prospectus at www.deutsche-etfs.com. Read the prospectus carefully before investing.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Funds’ use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. See the prospectus for details.

In June 2016, the United Kingdom approved a referendum to leave the EU, creating economic and political uncertainty in its wake. Significant uncertainty exists regarding the timing of the United Kingdom’s anticipated withdrawal from the EU and the effects such withdrawal will have on the United Kingdom’s economy and on markets in the United Kingdom and throughout the world.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX and any related funds.

Copyright © 2017 Deutsche Bank AG. All rights reserved. Deutsche X-trackers® is a registered trademark of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Ave. New York, NY 10154	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-35361-4 (7/17) DBX 002746 (7/18)

May 31, 2017

Annual Report

DBX ETF Trust

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (DBEF)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this annual report for the fiscal year ended May 31, 2017.

The global economy has been rebounding since last year across developed and emerging markets. Consistent news of strengthening investment, trade activity and recovering commodity prices have placed the global economy on a firmer footing amid political uncertainty. The U.S. economy grew, and amid rising inflation prospects, the U.S. Federal Reserve Board (FRB) continued its rate-hike trajectory. Similarly, in Japan and the Eurozone, earnings momentum gained pace and economic indicators continued to reflect signs of improvement. Elsewhere, emerging markets outpaced their developed counterparts led by cyclical recoveries in Brazil and Russia and well-supported growth in China.

After the initial uncertainty caused by Britain’s decision to exit the European Union (EU) in June last year, the Eurozone prevailed over its largest potential market mover — the French election — as Emmanuel Macron’s victory abated fears of France also exiting the EU. The Eurozone economy continues to depict a favorable picture, with the unemployment rate steadily declining and consumer confidence rising to its highest level following the financial crisis. However, as core inflation remains sluggish, the European Central Bank (ECB) re-affirmed the need to continue monetary policy easing. Germany, with its third successive year of budget surplus, EUR 25 billion alone in 2017, proved its economic strength in the region. Spain had continued economic momentum backed by structural reform, highly accommodative monetary policy, and rising exports, making it one of the fastest growing economies in Europe. Italy, however, witnessed prolonged weak economic growth resulting from massive debt, a deteriorating banking system, and high unemployment levels. The U.K. faced its share of challenges, with a weak British pound sterling and soft economic data lowering the growth outlook amid the invoking of Article 501 to exit the EU and the call for snap elections2 in June 2017.

Japan grew for a fifth consecutive quarter — its longest stretch of growth in more than a decade. Japan’s exports improved significantly amid a recovering global economy and weakening currency. China’s extraordinary fiscal stimulus and structural reform led to stronger-than-expected GDP growth over the past year. At the end of the mining boom, the Australian economy is now restructuring, assisted by macroeconomic policies and currency depreciation. Its low interest rate has not only spurred overall demand, but has also increased risk taking and pushed housing prices and mortgages to historical highs.

Global growth expectations are rising on a broader recovery, driven by continued reflation momentum, coupled with an improved positive earnings outlook across markets and higher commodity prices. Normalization of monetary policy is gaining momentum, as the FRB looks forward to further interest rate increases and the ECB scales down its bond buying program. Hedging currency exposure plays a significant role in managing investments in international equities.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Article 50 of the Lisbon Treaty governs the withdrawal of a member state from the EU.

2 A snap election is an election called earlier than expected. Generally it refers to an election in a parliamentary system called when not required (either by law or convention), usually to capitalize on a unique electoral opportunity or to decide a pressing issue.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

This Page is Intentionally Left Blank

2

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited)

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (DBEF)

The Deutsche X-trackers MSCI EAFE Hedged Equity ETF (DBEF) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the DBEF Index). The DBEF Index is designed to provide exposure to equity securities in developed international stock markets while at the same time mitigating exposure to fluctuation between the value of the U.S. dollar and select non-U.S. currencies. The DBEF Index includes securities from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the U.K. For the 12-month period ended May 31, 2017, DBEF shares returned 19.17%, compared to the DBEF Index return of 19.56%.

All sectors contributed positively to performance, with the greatest contribution coming from Financials, Industrials, and Consumer Discretionary. From a geographical perspective, Japan, France, and Germany were the significant positive contributors. The Fund entered into forward foreign currency exchange contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed positively to performance.

*************************

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance data visit www.deutsche-etfs.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 4-5 of this report for additional performance information, including performance data based on market value.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

3

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (DBEF)

The Deutsche X-trackers MSCI EAFE Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in developed international stock markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and select non-U.S. currencies. As of May 31, 2017, the Index included securities from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. It is not possible to invest directly into and index.

Performance as of 5/31/17

Average Annual Total Return
	Net Asset Value	Market Value	MSCI EAFE US Dollar Hedged Index	MSCI EAFE Index
One Year	19.17%	19.68%	19.56%	16.44%
Five Year	13.54%	13.05%	13.99%	10.21%
Since Inception[1]	9.02%	9.06%	9.47%	4.84%

Cumulative Total Returns
	Net Asset Value	Market Value	MSCI EAFE US Dollar Hedged Index	MSCI EAFE Index
One Year	19.17%	19.68%	19.56%	16.44%
Five Year	88.67%	84.64%	92.46%	62.61%
Since Inception[1]	67.66%	68.01%	71.79%	32.68%

1 Total returns are calculated based on the commencement of operations, 6/9/11 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 30, 2016, was 0.35%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

4

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (DBEF) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 6/9/11.

Sector Diversification* as of 5/31/17

Financials	20.7%
Industrials	14.4%
Consumer Discretionary	12.1%
Consumer Staples	11.8%
Health Care	11.1%
Materials	7.4%
Information Technology	6.0%
Energy	4.9%
Telecommunication Services	4.4%
Real Estate	3.7%
Utilities	3.5%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/17 (11% of Net Assets)

Description	% of Net Assets
Nestle SA (Switzerland)	1.9%
Roche Holding AG (Switzerland)	1.4%
Novartis AG (Switzerland)	1.3%
HSBC Holdings PLC (United Kingdom)	1.2%
Toyota Motor Corp. (Japan)	1.0%
British American Tobacco PLC (United Kingdom)	0.9%
TOTAL SA (France)	0.9%
Royal Dutch Shell PLC (Netherlands)	0.8%
BP PLC (United Kingdom)	0.8%
Sanofi (France)	0.8%

Country Diversification*

as of 5/31/17

Japan	23.1%
United Kingdom	16.0%
France	10.3%
Germany	9.5%
Switzerland	9.3%
Australia	6.9%
Netherlands	4.3%
Spain	3.5%
Hong Kong	3.3%
Sweden	2.9%
Italy	2.0%
Other	8.9%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 7.

5

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the table are based on an investment of $1,000 invested at the beginning of the six month period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Deutsche X-trackers MSCI EAFE Hedged Equity ETF
Actual	$1,000.00	$1,139.30	0.35%	$1.87
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	0.35%	$1.77

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

6

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF

May 31, 2017

	Number of Shares	Value
COMMON STOCKS — 96.0%
Australia — 6.6%
AGL Energy Ltd.	407,230	$7,973,332
Alumina Ltd. (a)	1,480,779	2,112,569
Amcor Ltd.	700,730	7,987,218
AMP Ltd.	1,787,140	6,706,091
APA Group (b)	675,171	4,806,166
Aristocrat Leisure Ltd.	333,967	5,409,779
ASX Ltd.	117,178	4,450,988
Aurizon Holdings Ltd.	1,244,109	5,084,410
AusNet Services	1,060,102	1,335,171
Australia & New Zealand Banking Group Ltd.	1,774,432	36,931,075
Bank of Queensland Ltd.	242,844	2,013,775
Bendigo & Adelaide Bank Ltd.	291,439	2,440,569
BHP Billiton Ltd.	1,948,186	34,597,745
BHP Billiton PLC	1,282,675	19,385,641
BlueScope Steel Ltd.	345,555	2,952,803
Boral Ltd.	722,951	3,679,755
Brambles Ltd.	959,939	7,396,766
Caltex Australia Ltd.	160,841	3,951,110
Challenger Ltd.	352,543	3,350,442
CIMIC Group Ltd.	58,294	1,754,278
Coca-Cola Amatil Ltd.	353,174	2,451,066
Cochlear Ltd.	35,414	3,857,437
Commonwealth Bank of Australia	1,044,275	61,804,506
Computershare Ltd.	286,377	3,066,349
Crown Resorts Ltd.	220,740	2,124,077
CSL Ltd.	276,437	26,557,096
Dexus REIT	586,254	4,526,066
Domino’s Pizza Enterprises Ltd. (a)	37,394	1,596,844
Flight Centre Travel Group Ltd. (a)	34,989	929,712
Fortescue Metals Group Ltd.	960,122	3,460,092
Goodman Group REIT	1,079,918	6,820,704
GPT Group REIT	1,088,116	4,236,683
Harvey Norman Holdings Ltd. (a)	350,652	982,284
Healthscope Ltd.	1,043,878	1,566,825
Incitec Pivot Ltd.	1,040,460	2,644,058
Insurance Australia Group Ltd.	1,429,311	6,754,657
LendLease Group (b)	334,844	4,063,013
Macquarie Group Ltd.	195,123	12,998,051
Medibank Pvt Ltd.	1,698,369	3,470,437
Mirvac Group REIT	2,237,284	3,790,316
National Australia Bank Ltd.	1,610,519	36,044,607
Newcrest Mining Ltd.	463,609	7,282,430
Oil Search Ltd.	830,125	4,385,636
Orica Ltd.	231,216	3,381,135
Origin Energy Ltd.*	1,072,566	6,136,691
Qantas Airways Ltd.	265,126	986,983
QBE Insurance Group Ltd.	829,782	7,953,773
Ramsay Health Care Ltd.	87,237	4,468,157
REA Group Ltd.	31,438	1,499,017
Santos Ltd.*	1,095,989	2,736,308
Scentre Group REIT	3,222,128	10,199,335
SEEK Ltd.	203,765	2,557,283
Sonic Healthcare Ltd.	243,660	4,193,168
South32 Ltd.	3,214,979	6,306,691
Stockland REIT	1,460,854	5,123,518

	Number of Shares	Value
Australia (Continued)
Suncorp Group Ltd.	780,631	$8,027,889
Sydney Airport (b)	679,851	3,758,427
Tabcorp Holdings Ltd.	503,353	1,713,001
Tatts Group Ltd.	801,948	2,502,736
Telstra Corp. Ltd.	2,529,147	8,268,871
TPG Telecom Ltd. (a)	233,044	1,019,935
Transurban Group (b)	1,239,398	11,345,953
Treasury Wine Estates Ltd.	455,200	4,403,852
Vicinity Centres REIT	2,037,434	4,178,420
Wesfarmers Ltd.	684,941	21,732,041
Westfield Corp. REIT	1,192,286	7,512,695
Westpac Banking Corp.	2,027,917	45,958,886
Woodside Petroleum Ltd.	458,764	10,959,476
Woolworths Ltd.	780,361	15,105,071

		571,761,941

Austria — 0.2%
ANDRITZ AG	43,400	2,603,932
Erste Group Bank AG*	181,595	6,589,064
OMV AG	90,822	4,734,489
Raiffeisen Bank International AG*	89,327	2,353,113
voestalpine AG	68,139	3,085,119

		19,365,717

Belgium — 1.1%
Ageas (a)	117,736	4,754,064
Anheuser-Busch InBev SA/NV	461,267	53,811,634
Colruyt SA	39,764	2,200,177
Groupe Bruxelles Lambert SA	47,898	4,653,723
KBC Group NV	151,549	11,402,905
Proximus SADP	90,198	3,241,875
Solvay SA	44,280	5,789,991
Telenet Group Holding NV*	31,247	2,070,988
UCB SA	76,952	5,430,442
Umicore SA	57,303	3,795,353

		97,151,152

Chile — 0.0%
Antofagasta PLC	243,188	2,509,806

China — 0.0%
Yangzijiang Shipbuilding Holdings Ltd.	1,208,500	1,109,236

Denmark — 1.7%
A.P. Moller — Maersk A/S, Class A	2,262	4,106,237
A.P. Moller — Maersk A/S, Class B	3,967	7,554,821
Carlsberg A/S, Class B	64,419	7,014,491
Chr Hansen Holding A/S	59,784	4,186,672
Coloplast A/S, Class B	72,068	6,171,240
Danske Bank A/S	445,231	16,722,765
DONG Energy A/S, 144A	90,736	3,961,636
DSV A/S	114,631	6,978,495
Genmab A/S*	34,780	7,421,960
H Lundbeck A/S	41,744	2,227,330
ISS A/S	101,083	4,190,515
Novo Nordisk A/S, Class B	1,093,070	46,453,556
Novozymes A/S, Class B	139,087	6,297,455
Pandora A/S	67,203	6,368,678
TDC A/S	500,750	2,989,473

See Notes to Financial Statements.	7

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Denmark (Continued)
Tryg A/S	66,990	$1,377,952
Vestas Wind Systems A/S	134,292	11,935,579
William Demant Holding A/S*	75,467	1,979,720

		147,938,575

Finland — 1.0%
Elisa OYJ	85,011	3,310,902
Fortum OYJ	268,280	4,273,481
Kone OYJ, Class B	203,465	10,081,939
Metso OYJ	68,158	2,318,409
Neste OYJ	79,062	3,143,154
Nokia OYJ	3,529,687	22,382,955
Nokian Renkaat OYJ	69,333	2,833,479
Orion OYJ, Class B	63,440	4,104,903
Sampo OYJ, Class A	269,322	13,684,083
Stora Enso OYJ, Class R	333,086	4,213,200
UPM-Kymmene OYJ	321,335	9,060,435
Wartsila OYJ Abp	89,879	5,336,058

		84,742,998

France — 10.0%
Accor SA	112,320	5,332,800
Aeroports de Paris (a)	18,304	2,797,447
Air Liquide SA (a)	236,234	28,793,167
Airbus SE	351,999	28,893,345
Alstom SA*	94,592	3,313,201
Arkema SA	41,887	4,376,963
Atos SE	57,232	8,210,075
AXA SA	1,176,979	31,388,222
BNP Paribas SA (a)	680,182	47,999,903
Bollore SA (a)	549,356	2,530,201
Bouygues SA	128,448	5,501,884
Bureau Veritas SA	163,549	3,748,882
Cap Gemini SA	97,539	10,098,062
Carrefour SA*	346,664	9,052,230
Casino Guichard Perrachon SA	33,598	2,071,686
Christian Dior SE	33,023	9,429,949
Cie de Saint-Gobain	303,793	16,986,595
Cie Generale des Etablissements Michelin (a)	103,231	12,988,095
CNP Assurances	108,149	2,378,770
Credit Agricole SA (a)	686,750	10,522,776
Danone SA (a)	358,857	26,638,437
Dassault Aviation SA	1,438	2,144,586
Dassault Systemes SE (a)	78,027	7,199,741
Edenred (a)	129,734	3,421,915
Eiffage SA	44,357	4,033,632
Electricite de France SA (a)	330,928	3,565,825
Engie SA (a)	1,028,736	15,699,321
Essilor International SA	125,881	16,735,771
Eurazeo SA	26,172	1,872,222
Eutelsat Communications SA	106,570	2,741,497
Fonciere Des Regions REIT	20,947	1,952,126
Gecina SA REIT	25,418	3,907,540
Groupe Eurotunnel SE	288,305	3,395,767
Hermes International	12,742	6,297,355
ICADE REIT	20,240	1,631,814

	Number of Shares	Value
France (Continued)
Iliad SA	16,300	$4,227,940
Imerys SA	22,558	1,956,806
Ingenico Group SA	34,130	3,317,955
Ipsen SA	22,697	2,862,016
JCDecaux SA (a)	46,815	1,549,561
Kering	46,004	15,214,255
Klepierre REIT	135,700	5,667,696
Lagardere SCA	74,357	2,337,151
Legrand SA*(a)	162,188	11,119,349
L’Oreal SA	152,813	32,693,286
LVMH Moet Hennessy Louis Vuitton SE	169,154	43,163,068
Natixis SA (a)	580,381	3,833,609
Orange SA (a)	1,213,250	21,315,933
Pernod Ricard SA	128,812	17,494,435
Peugeot SA	294,726	5,810,491
Publicis Groupe SA (a)	123,263	9,436,607
Remy Cointreau SA	14,092	1,543,140
Renault SA*(a)	107,076	9,994,434
Rexel SA	186,734	3,289,173
Safran SA	189,739	16,795,778
Sanofi (a)	704,575	69,785,526
Schneider Electric SE*	341,727	26,318,879
SCOR SE (a)	100,636	3,961,838
SEB SA	13,703	2,404,440
Societe BIC SA	18,123	2,213,995
Societe Generale SA (a)	465,625	24,411,327
Sodexo SA	55,959	7,634,573
Suez (a)	208,833	3,809,802
Thales SA	64,214	7,092,329
TOTAL SA (a)	1,414,204	75,095,680
Unibail-Rodamco SE REIT	60,390	15,579,330
Valeo SA	145,088	10,100,207
Veolia Environnement SA	290,494	6,392,767
Vinci SA	302,633	26,425,441
Vivendi SA	625,077	13,555,658
Wendel SA (a)	17,797	2,714,963
Zodiac Aerospace	125,180	3,315,859

		862,087,099

Germany — 8.6%
adidas AG	114,078	21,817,566
Allianz SE	276,841	53,148,347
Axel Springer SE	25,662	1,613,190
BASF SE	556,444	52,407,087
Bayer AG	501,491	66,531,962
Bayerische Motoren Werke AG	200,766	18,784,529
Beiersdorf AG	60,785	6,527,872
Brenntag AG	93,919	5,433,479
Commerzbank AG*	642,142	6,772,070
Continental AG	66,570	14,806,794
Covestro AG, 144A	56,199	4,203,293
Daimler AG	582,966	42,311,679
Deutsche Bank AG (c)	1,253,943	21,939,319
Deutsche Boerse AG	116,744	12,128,293
Deutsche Lufthansa AG	144,562	2,808,614
Deutsche Post AG	601,956	21,986,991
Deutsche Telekom AG*	1,982,512	39,474,747

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Germany (Continued)
Deutsche Wohnen AG	214,409	$8,409,542
E.ON SE	1,333,482	11,666,226
Evonik Industries AG	98,142	3,379,664
Fraport AG Frankfurt Airport Services Worldwide	25,166	2,040,272
Fresenius Medical Care AG & Co. KGaA	130,461	12,480,548
Fresenius SE & Co. KGaA	248,816	21,301,371
GEA Group AG	110,853	4,554,588
Hannover Rueck SE	36,503	4,346,620
HeidelbergCement AG	89,960	8,375,611
Henkel AG & Co. KGaA	62,494	7,760,941
HOCHTIEF AG	11,697	2,151,657
HUGO BOSS AG (a)	38,452	2,895,379
Infineon Technologies AG	686,108	15,175,936
Innogy SE, 144A	85,652	3,514,831
K+S AG (a)	118,034	3,019,832
LANXESS AG	55,279	4,125,169
Linde AG	112,496	21,477,095
MAN SE	21,283	2,250,018
Merck KGaA	78,403	9,463,600
METRO AG	107,429	3,596,293
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	97,503	19,249,994
OSRAM Licht AG	50,818	3,891,600
ProSiebenSat.1 Media SE	140,491	5,964,858
RWE AG*	314,194	6,381,365
SAP SE	594,977	63,789,309
Siemens AG	463,608	66,167,219
Symrise AG	74,895	5,382,034
Telefonica Deutschland Holding AG	451,754	2,247,123
thyssenkrupp AG	221,378	5,871,482
TUI AG	265,695	4,101,151
United Internet AG	75,852	4,172,674
Volkswagen AG	19,481	3,051,737
Vonovia SE	282,540	11,100,817
Zalando SE, 144A*	67,145	3,206,432

		749,258,820

Hong Kong — 3.2%
AIA Group Ltd.	7,312,278	51,844,821
ASM Pacific Technology Ltd.	147,882	2,121,668
Bank of East Asia Ltd.	737,476	3,113,610
BOC Hong Kong Holdings Ltd.	2,241,655	10,111,475
Cheung Kong Infrastructure Holdings Ltd.	408,258	3,518,043
Cheung Kong Property Holdings Ltd.	1,614,624	12,121,257
CK Hutchison Holdings Ltd.	1,638,250	21,359,658
CLP Holdings Ltd.	994,432	10,872,642
First Pacific Co. Ltd.	1,348,494	1,055,600
Galaxy Entertainment Group Ltd.	1,420,750	8,213,587
Hang Lung Group Ltd.	545,781	2,262,254
Hang Lung Properties Ltd.	1,227,917	3,175,152
Hang Seng Bank Ltd.	463,335	9,780,958
Henderson Land Development Co. Ltd.	660,336	4,266,629
HK Electric Investments & HK Electric Investments Ltd., 144A (b)	1,670,070	1,530,218
HKT Trust & HKT Ltd. (b)	2,334,688	3,055,972
Hong Kong & China Gas Co. Ltd.	4,622,362	9,882,330

	Number of Shares	Value
Hong Kong (Continued)
Hong Kong Exchanges & Clearing Ltd.	705,468	$17,807,464
Hongkong Land Holdings Ltd.	715,000	5,405,400
Hysan Development Co. Ltd.	377,437	1,782,431
Jardine Matheson Holdings Ltd.	129,300	8,260,977
Jardine Strategic Holdings Ltd.	134,400	5,640,768
Kerry Properties Ltd.	409,049	1,446,163
Li & Fung Ltd.	3,518,744	1,449,483
Link REIT	1,342,814	10,597,694
Melco Resorts & Entertainment Ltd., ADR	148,698	3,357,601
MTR Corp. Ltd.	910,264	5,186,457
New World Development Co. Ltd.	3,476,250	4,327,162
NWS Holdings Ltd.	948,006	1,834,564
PCCW Ltd.	2,675,000	1,558,476
Power Assets Holdings Ltd.	838,798	7,513,343
Shangri-La Asia Ltd.	789,400	1,207,518
Sino Land Co. Ltd.	1,871,546	3,256,721
SJM Holdings Ltd.	1,247,828	1,210,590
Sun Hung Kai Properties Ltd.	877,034	12,976,756
Swire Pacific Ltd., Class A	301,929	2,971,807
Swire Properties Ltd.	721,481	2,407,236
Techtronic Industries Co. Ltd.	848,256	4,011,297
WH Group Ltd., 144A	4,969,131	4,655,043
Wharf Holdings Ltd.	731,490	6,223,609
Wheelock & Co. Ltd.	501,504	3,752,005
Yue Yuen Industrial Holdings Ltd.	447,428	1,782,810

		278,909,249

Ireland — 0.6%
AerCap Holdings NV*	93,478	4,114,902
Bank of Ireland*	16,964,392	4,592,748
CRH PLC	505,458	18,201,121
DCC PLC	54,745	5,202,020
James Hardie Industries PLC CDI	271,722	3,953,274
Kerry Group PLC, Class A	96,097	8,483,878
Paddy Power Betfair PLC	49,147	5,148,292
Ryanair Holdings PLC*	101,457	2,051,501

		51,747,736

Israel — 0.6%
Azrieli Group Ltd.	26,741	1,437,274
Bank Hapoalim BM	657,381	4,378,084
Bank Leumi Le-Israel BM*	892,156	4,364,272
Bezeq The Israeli Telecommunication Corp. Ltd.	1,279,965	2,220,761
Check Point Software Technologies Ltd.*	79,354	8,891,616
Elbit Systems Ltd.	14,810	1,800,741
Frutarom Industries Ltd.	24,203	1,573,612
Israel Chemicals Ltd.	320,430	1,357,524
Mizrahi Tefahot Bank Ltd.	87,099	1,551,526
Mobileye NV*	120,432	7,454,741
Nice Ltd.	36,968	2,876,542
Taro Pharmaceutical Industries Ltd.*(a)	9,052	965,034
Teva Pharmaceutical Industries Ltd., ADR	554,134	15,438,173

		54,309,900

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Italy — 1.9%
Assicurazioni Generali SpA	753,075	$11,885,894
Atlantia SpA	274,085	7,629,637
Enel SpA	4,908,232	26,234,139
Eni SpA	1,545,270	24,458,660
Ferrari NV	74,495	6,443,697
Intesa Sanpaolo SpA (a)	7,677,646	21,975,805
Intesa Sanpaolo SpA-RSP	587,750	1,595,170
Leonardo SpA	249,574	4,396,051
Luxottica Group SpA	102,153	6,190,987
Mediobanca SpA	349,823	3,316,714
Poste Italiane SpA, 144A	317,195	2,230,581
Prysmian SpA	120,283	3,346,937
Recordati SpA	63,100	2,538,347
Saipem SpA*	363,493	1,474,078
Snam SpA	1,373,145	6,296,608
Telecom Italia SpA*	6,969,268	6,521,529
Telecom Italia SpA-RSP*	3,603,851	2,779,231
Terna Rete Elettrica Nazionale SpA	853,722	4,823,938
UniCredit SpA*	1,207,914	21,127,199
UnipolSai SpA (a)	677,398	1,534,093

		166,799,295

Japan — 22.3%
ABC-Mart, Inc.	19,500	1,139,187
Acom Co. Ltd.*	251,200	1,061,504
Aeon Co. Ltd.	368,300	5,563,575
AEON Financial Service Co. Ltd.	70,400	1,446,140
Aeon Mall Co. Ltd.	71,000	1,328,966
Air Water, Inc.	89,300	1,606,191
Aisin Seiki Co. Ltd.	107,300	5,289,914
Ajinomoto Co., Inc.	327,300	7,007,028
Alfresa Holdings Corp.	113,700	2,192,896
Alps Electric Co. Ltd.	116,100	3,260,235
Amada Holdings Co. Ltd.	206,900	2,409,941
ANA Holdings, Inc.	697,000	2,283,894
Aozora Bank Ltd.	717,000	2,634,935
Asahi Glass Co. Ltd.	616,000	5,028,117
Asahi Group Holdings Ltd.	234,200	9,348,968
Asahi Kasei Corp.	769,800	7,399,116
Asics Corp.	95,800	1,605,461
Astellas Pharma, Inc.	1,309,500	16,535,763
Bandai Namco Holdings, Inc.	120,600	4,306,754
Bank of Kyoto Ltd.	182,000	1,536,524
Benesse Holdings, Inc.	39,700	1,457,160
Bridgestone Corp.	394,700	16,579,182
Brother Industries Ltd.	145,500	3,229,246
Calbee, Inc.	48,700	1,886,438
Canon, Inc.	647,400	22,096,361
Casio Computer Co. Ltd.	117,900	1,831,043
Central Japan Railway Co.	87,304	14,295,784
Chiba Bank Ltd.	433,000	2,842,357
Chubu Electric Power Co., Inc.	391,100	5,309,425
Chugai Pharmaceutical Co. Ltd.	138,100	5,249,670
Chugoku Bank Ltd.	107,000	1,503,314
Chugoku Electric Power Co., Inc.	168,200	1,915,126
Coca-Cola Bottlers Japan, Inc.	77,600	2,501,418
Concordia Financial Group Ltd.	722,100	3,324,594

	Number of Shares	Value
Japan (Continued)
Credit Saison Co. Ltd.	88,600	$1,644,800
CYBERDYNE, Inc.*(a)	68,600	946,463
Dai Nippon Printing Co. Ltd.	328,000	3,645,761
Daicel Corp.	169,800	2,010,003
Dai-ichi Life Holdings, Inc.	654,004	10,892,193
Daiichi Sankyo Co. Ltd.	342,300	7,505,874
Daikin Industries Ltd.	150,400	14,741,237
Daito Trust Construction Co. Ltd.	42,500	6,704,063
Daiwa House Industry Co. Ltd.	342,900	11,205,012
Daiwa House REIT Investment Corp. REIT	857	2,206,920
Daiwa Securities Group, Inc.	1,001,064	6,087,735
DeNA Co. Ltd.	65,800	1,455,027
Denso Corp.	289,000	12,319,359
Dentsu, Inc.	130,700	6,655,964
Disco Corp.	17,300	2,983,567
Don Quijote Holdings Co. Ltd.	71,800	2,807,169
East Japan Railway Co.	200,300	19,198,054
Eisai Co. Ltd.	161,800	8,526,093
Electric Power Development Co. Ltd.	88,200	2,342,178
FamilyMart UNY Holdings Co. Ltd.	50,900	2,858,673
FANUC Corp.	117,596	23,115,710
Fast Retailing Co. Ltd.	32,100	10,753,138
Fuji Electric Co. Ltd.	346,000	1,852,623
FUJIFILM Holdings Corp.	248,400	9,056,787
Fujitsu Ltd.	1,186,600	8,654,948
Fukuoka Financial Group, Inc.	479,000	2,153,878
Hachijuni Bank Ltd.	243,900	1,402,838
Hakuhodo DY Holdings, Inc.	127,800	1,690,537
Hamamatsu Photonics KK	86,500	2,753,160
Hankyu Hanshin Holdings, Inc.	146,540	5,272,794
Hikari Tsushin, Inc.	12,800	1,296,758
Hino Motors Ltd.	156,400	1,899,395
Hirose Electric Co. Ltd.	19,820	2,645,053
Hiroshima Bank Ltd.	299,000	1,220,298
Hisamitsu Pharmaceutical Co., Inc.	38,300	1,926,239
Hitachi Chemical Co. Ltd.	61,700	1,701,973
Hitachi Construction Machinery Co. Ltd.	67,100	1,556,478
Hitachi High-Technologies Corp.	41,600	1,652,731
Hitachi Ltd.	2,929,000	17,685,077
Hitachi Metals Ltd.	129,200	1,720,722
Honda Motor Co. Ltd.	1,038,500	29,228,032
Hoshizaki Corp.	31,400	2,764,334
Hoya Corp.	236,500	11,646,691
Hulic Co. Ltd.	180,000	1,700,045
Idemitsu Kosan Co. Ltd.	54,400	1,522,709
IHI Corp.*	905,000	3,399,368
Iida Group Holdings Co. Ltd.	87,100	1,437,642
Inpex Corp.	577,904	5,314,630
Isetan Mitsukoshi Holdings Ltd.	203,600	2,053,465
Isuzu Motors Ltd.	334,600	4,087,709
ITOCHU Corp.	907,600	12,890,788
J. Front Retailing Co. Ltd.	148,900	2,104,095
Japan Airlines Co. Ltd.	72,100	2,112,546
Japan Airport Terminal Co. Ltd. (a)	27,200	1,065,896
Japan Exchange Group, Inc.	316,300	5,112,208
Japan Post Bank Co. Ltd.	249,758	3,098,578

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Japan (Continued)
Japan Post Holdings Co. Ltd.	277,598	$3,388,826
Japan Prime Realty Investment Corp. REIT	513	1,961,675
Japan Real Estate Investment Corp. REIT	755	3,967,585
Japan Retail Fund Investment Corp. REIT	1,575	3,061,828
Japan Tobacco, Inc.	666,800	25,052,414
JFE Holdings, Inc.	317,400	5,291,911
JGC Corp.	125,800	1,902,619
JSR Corp.	116,500	1,954,465
JTEKT Corp.	135,500	2,034,641
JXTG Holdings, Inc.	1,869,900	8,144,829
Kajima Corp.	543,000	4,172,397
Kakaku.com, Inc.	88,900	1,265,872
Kamigumi Co. Ltd.	139,000	1,422,005
Kaneka Corp.	167,000	1,265,129
Kansai Electric Power Co., Inc.	424,200	5,938,800
Kansai Paint Co. Ltd.	124,100	2,683,698
Kao Corp.	300,400	18,940,796
Kawasaki Heavy Industries Ltd.	874,000	2,509,544
KDDI Corp.	1,112,130	30,788,177
Keihan Holdings Co. Ltd.	315,000	2,081,986
Keikyu Corp.	289,500	3,445,246
Keio Corp.	357,800	2,972,244
Keisei Electric Railway Co. Ltd.	83,000	2,116,406
Keyence Corp.	58,920	26,765,374
Kikkoman Corp.	88,400	2,769,734
Kintetsu Group Holdings Co. Ltd.	1,116,400	4,304,314
Kirin Holdings Co. Ltd.	524,000	11,054,862
Kobe Steel Ltd.*	185,900	1,700,377
Koito Manufacturing Co. Ltd.	69,200	3,642,763
Komatsu Ltd.	560,200	13,320,873
Konami Holdings Corp.	57,700	2,834,203
Konica Minolta, Inc.	279,000	2,194,212
Kose Corp.	18,700	2,017,743
Kubota Corp.	641,600	10,149,735
Kuraray Co. Ltd.	218,700	3,931,663
Kurita Water Industries Ltd.	63,100	1,669,942
Kyocera Corp.	194,000	11,177,553
Kyowa Hakko Kirin Co. Ltd.	160,100	2,737,963
Kyushu Electric Power Co., Inc.	263,200	3,260,591
Kyushu Financial Group, Inc.	218,400	1,342,938
Kyushu Railway Co.	96,600	3,275,242
Lawson, Inc.	31,000	2,113,318
LINE Corp.*(a)	27,600	949,490
Lion Corp.	136,100	2,880,527
LIXIL Group Corp.	164,200	3,992,692
M3, Inc.	119,710	3,442,676
Mabuchi Motor Co. Ltd.	29,600	1,667,756
Makita Corp.	138,200	5,203,558
Marubeni Corp.	995,300	6,147,045
Marui Group Co. Ltd.	125,700	1,828,467
Maruichi Steel Tube Ltd.	35,900	1,051,878
Mazda Motor Corp.	345,800	4,714,745
McDonald’s Holdings Co. Japan Ltd.	39,600	1,417,734
Mebuki Financial Group, Inc.	581,850	2,274,863

	Number of Shares	Value
Japan (Continued)
Medipal Holdings Corp.	107,600	$1,980,034
MEIJI Holdings Co. Ltd.	74,100	6,061,815
MINEBEA MITSUMI, Inc.	234,600	3,827,740
Miraca Holdings, Inc.	34,600	1,454,293
MISUMI Group, Inc.	169,600	3,828,442
Mitsubishi Chemical Holdings Corp.	868,200	6,573,234
Mitsubishi Corp.	916,500	18,354,826
Mitsubishi Electric Corp.	1,171,700	16,155,177
Mitsubishi Estate Co. Ltd.	756,100	14,121,832
Mitsubishi Gas Chemical Co., Inc.	110,200	2,272,657
Mitsubishi Heavy Industries Ltd.	1,931,200	7,614,944
Mitsubishi Materials Corp.	69,800	1,969,526
Mitsubishi Motors Corp.	413,600	2,681,398
Mitsubishi Tanabe Pharma Corp.	138,500	3,080,140
Mitsubishi UFJ Financial Group, Inc.	7,267,900	45,339,884
Mitsubishi UFJ Lease & Finance Co. Ltd.	266,900	1,361,612
Mitsui & Co. Ltd.	1,035,900	13,988,158
Mitsui Chemicals, Inc.	553,000	2,746,275
Mitsui Fudosan Co. Ltd.	540,700	12,796,160
Mitsui OSK Lines Ltd.	716,000	2,055,874
Mixi, Inc.	27,000	1,694,357
Mizuho Financial Group, Inc.	14,626,100	25,461,960
MS&AD Insurance Group Holdings, Inc.	286,600	10,053,643
Murata Manufacturing Co. Ltd.	116,100	16,091,512
Nabtesco Corp.	70,300	2,062,980
Nagoya Railroad Co. Ltd.	568,700	2,654,789
NEC Corp.	1,607,000	4,164,415
Nexon Co. Ltd.	104,200	1,967,334
NGK Insulators Ltd.	161,700	3,247,140
NGK Spark Plug Co. Ltd.	110,200	2,239,821
NH Foods Ltd.	107,000	3,357,336
Nidec Corp.	144,700	14,339,345
Nikon Corp.	204,300	3,148,895
Nintendo Co. Ltd.	68,700	20,873,634
Nippon Building Fund, Inc. REIT	814	4,336,433
Nippon Electric Glass Co. Ltd.	255,000	1,777,517
Nippon Express Co. Ltd.	499,000	3,077,354
Nippon Paint Holdings Co. Ltd.	100,200	3,985,382
Nippon Prologis REIT, Inc. REIT	944	2,051,655
Nippon Steel & Sumitomo Metal Corp.	458,800	9,762,187
Nippon Telegraph & Telephone Corp.	419,600	20,110,490
Nippon Yusen KK*	1,014,000	1,840,307
Nissan Chemical Industries Ltd.	74,400	2,609,878
Nissan Motor Co. Ltd.	1,409,100	13,505,730
Nisshin Seifun Group, Inc.	119,100	1,966,898
Nissin Foods Holdings Co. Ltd.	36,300	2,291,079
Nitori Holdings Co. Ltd.	48,500	7,089,977
Nitto Denko Corp.	99,700	8,003,907
NOK Corp.	56,400	1,234,434
Nomura Holdings, Inc.	2,201,800	13,188,931
Nomura Real Estate Holdings, Inc.	73,000	1,572,713
Nomura Real Estate Master Fund, Inc. REIT	2,285	3,437,300
Nomura Research Institute Ltd.	81,281	3,093,448
NSK Ltd.	234,100	2,790,176

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Japan (Continued)
NTT Data Corp.	77,700	$4,188,433
NTT DOCOMO, Inc.	839,892	20,604,845
Obayashi Corp.	400,500	4,426,293
Obic Co. Ltd.	38,400	2,229,454
Odakyu Electric Railway Co. Ltd.	181,950	3,647,214
Oji Holdings Corp.	501,600	2,459,312
Olympus Corp.	176,000	6,428,172
Omron Corp.	118,700	4,962,357
Ono Pharmaceutical Co. Ltd.	254,300	5,285,766
Oracle Corp.	22,900	1,348,154
Oriental Land Co. Ltd.	131,900	8,520,204
ORIX Corp.	802,000	12,658,203
Osaka Gas Co. Ltd.	1,156,000	4,564,504
Otsuka Corp.	31,700	1,949,228
Otsuka Holdings Co. Ltd.	236,900	10,684,564
Panasonic Corp.	1,337,000	17,148,610
Park24 Co. Ltd.	63,900	1,782,853
Pola Orbis Holdings, Inc.	54,800	1,533,905
Rakuten, Inc.	561,100	6,819,328
Recruit Holdings Co. Ltd.	222,800	11,808,903
Resona Holdings, Inc.	1,335,200	6,832,125
Ricoh Co. Ltd.	413,500	3,487,214
Rinnai Corp.	20,000	1,798,646
Rohm Co. Ltd.	53,800	4,318,573
Ryohin Keikaku Co. Ltd.	14,800	3,852,677
Sankyo Co. Ltd.	26,100	875,499
Santen Pharmaceutical Co. Ltd.	229,800	3,164,289
SBI Holdings, Inc.	128,600	1,665,123
Secom Co. Ltd.	127,200	9,300,818
Sega Sammy Holdings, Inc.	111,100	1,409,440
Seibu Holdings, Inc.	102,800	1,910,270
Seiko Epson Corp.	172,600	3,620,314
Sekisui Chemical Co. Ltd.	246,700	4,334,792
Sekisui House Ltd.	363,600	6,237,833
Seven & i Holdings Co. Ltd.	456,700	19,414,389
Seven Bank Ltd.	375,000	1,371,332
Sharp Corp.*(a)	921,200	3,368,722
Shimadzu Corp.	146,100	2,825,699
Shimamura Co. Ltd.	13,700	1,759,043
Shimano, Inc.	44,700	6,942,122
Shimizu Corp.	332,000	3,345,481
Shin-Etsu Chemical Co. Ltd.	235,900	21,155,384
Shinsei Bank Ltd.	1,081,000	1,747,169
Shionogi & Co. Ltd.	179,700	9,604,012
Shiseido Co. Ltd.	230,500	7,758,953
Shizuoka Bank Ltd.	329,000	2,733,002
Showa Shell Sekiyu KK	118,500	1,087,097
SMC Corp.	34,700	10,969,273
SoftBank Group Corp.	500,600	40,694,373
Sohgo Security Services Co. Ltd.	43,500	2,034,582
Sompo Holdings, Inc.	213,500	8,239,269
Sony Corp.	765,500	27,882,862
Sony Financial Holdings, Inc.	104,500	1,608,781
Stanley Electric Co. Ltd.	91,400	2,752,316
Start Today Co. Ltd.	107,600	2,685,385
Subaru Corp.	372,920	12,610,252
Sumitomo Chemical Co. Ltd.	969,000	5,057,174

	Number of Shares	Value
Japan (Continued)
Sumitomo Corp.	720,200	$9,185,395
Sumitomo Dainippon Pharma Co. Ltd.	99,900	1,524,433
Sumitomo Electric Industries Ltd.	456,300	7,232,819
Sumitomo Heavy Industries Ltd.	342,000	2,229,562
Sumitomo Metal Mining Co. Ltd.	299,000	3,633,896
Sumitomo Mitsui Financial Group, Inc.	814,500	29,226,393
Sumitomo Mitsui Trust Holdings, Inc.	199,800	6,765,237
Sumitomo Realty & Development Co. Ltd.	215,100	6,486,989
Sumitomo Rubber Industries Ltd.	102,900	1,754,178
Sundrug Co. Ltd.	44,600	1,735,675
Suntory Beverage & Food Ltd.	85,600	4,158,266
Suruga Bank Ltd.	105,600	2,289,351
Suzuken Co. Ltd.	46,810	1,538,496
Suzuki Motor Corp.	207,900	9,789,603
Sysmex Corp.	94,900	5,638,303
T&D Holdings, Inc.	330,800	4,680,484
Taiheiyo Cement Corp.	731,000	2,349,761
Taisei Corp.	628,000	5,364,226
Taisho Pharmaceutical Holdings Co. Ltd.	19,134	1,494,439
Taiyo Nippon Sanso Corp.	81,300	825,112
Takashimaya Co. Ltd.	183,000	1,700,289
Takeda Pharmaceutical Co. Ltd.	432,900	22,307,542
TDK Corp.	75,800	4,578,799
Teijin Ltd.	113,500	2,120,375
Terumo Corp.	194,800	7,915,124
THK Co. Ltd.	75,300	2,104,321
Tobu Railway Co. Ltd.	591,000	3,153,779
Toho Co. Ltd.	67,900	2,007,878
Toho Gas Co. Ltd.	234,300	1,806,702
Tohoku Electric Power Co., Inc.	279,200	4,144,513
Tokio Marine Holdings, Inc.	413,400	17,543,837
Tokyo Electric Power Co. Holdings, Inc.*	891,400	3,654,136
Tokyo Electron Ltd.	95,100	13,472,858
Tokyo Gas Co. Ltd.	1,195,400	6,206,366
Tokyo Tatemono Co. Ltd.	123,800	1,699,106
Tokyu Corp.	652,600	4,796,536
Tokyu Fudosan Holdings Corp.	308,700	1,850,806
Toppan Printing Co. Ltd.	324,000	3,569,120
Toray Industries, Inc.	884,600	7,387,508
Toshiba Corp.*(a)	2,460,000	5,597,472
Tosoh Corp.	353,000	2,999,305
TOTO Ltd.	87,200	3,322,655
Toyo Seikan Group Holdings Ltd.	97,700	1,561,436
Toyo Suisan Kaisha Ltd.	54,900	2,138,993
Toyoda Gosei Co. Ltd.	38,100	915,776
Toyota Industries Corp.	98,700	4,963,964
Toyota Motor Corp.	1,582,200	84,745,918
Toyota Tsusho Corp.	131,000	4,015,756
Trend Micro, Inc.	68,200	3,423,856
Tsuruha Holdings, Inc.	22,700	2,516,984
Unicharm Corp.	246,600	6,671,003
United Urban Investment Corp. REIT	1,823	2,683,061
USS Co. Ltd.	135,200	2,721,091
West Japan Railway Co.	99,900	6,934,819

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Japan (Continued)
Yahoo Japan Corp.	877,600	$3,946,228
Yakult Honsha Co. Ltd.	54,400	3,846,068
Yamada Denki Co. Ltd.	380,100	1,994,023
Yamaguchi Financial Group, Inc.	118,400	1,356,656
Yamaha Corp.	103,300	3,339,178
Yamaha Motor Co. Ltd.	172,800	4,339,113
Yamato Holdings Co. Ltd.	215,500	4,681,652
Yamazaki Baking Co. Ltd.	82,800	1,715,810
Yaskawa Electric Corp.	156,300	3,111,887
Yokogawa Electric Corp.	140,800	2,442,228
Yokohama Rubber Co. Ltd.	68,800	1,341,833

		1,923,590,712

Jersey Island — 0.1%
Randgold Resources Ltd.	57,838	5,488,473

Jordan — 0.0%
Hikma Pharmaceuticals PLC	90,705	1,972,737

Luxembourg — 0.3%
ArcelorMittal*	400,848	8,692,943
Eurofins Scientific SE	6,760	3,590,009
Millicom International Cellular SA SDR	40,138	2,350,627
RTL Group SA	23,068	1,795,292
SES SA	224,655	5,557,132
Tenaris SA	291,213	4,399,976

		26,385,979

Macau — 0.1%
MGM China Holdings Ltd.	598,667	1,329,082
Sands China Ltd.	1,462,130	6,745,362
Wynn Macau Ltd.*	944,742	2,097,393

		10,171,837

Mexico — 0.0%
Fresnillo PLC	136,334	2,768,381

Netherlands — 4.2%
ABN AMRO Group NV, 144A (a)	170,745	4,402,938
Aegon NV	1,071,342	5,333,904
Akzo Nobel NV	152,405	12,756,486
Altice NV, Class A*(a)	225,763	5,618,777
Altice NV, Class B*	64,372	1,604,979
ASML Holding NV	226,134	29,848,398
Boskalis Westminster	55,143	1,900,789
EXOR NV	66,884	3,730,429
Gemalto NV (a)	49,893	2,960,433
Heineken Holding NV	59,535	5,534,236
Heineken NV	138,454	13,635,586
ING Groep NV	2,348,903	39,289,551
Koninklijke Ahold Delhaize NV	774,510	17,079,086
Koninklijke DSM NV	109,283	8,134,321
Koninklijke KPN NV	2,060,442	7,020,210
Koninklijke Philips NV	564,080	19,935,022
Koninklijke Vopak NV	42,473	1,923,282
NN Group NV	182,860	6,573,338
NXP Semiconductors NV*	208,802	22,947,340
QIAGEN NV*	135,228	4,552,717
Randstad Holding NV	71,996	4,165,171

	Number of Shares	Value
Netherlands (Continued)
Royal Dutch Shell PLC, Class A	2,687,112	$72,706,057
Royal Dutch Shell PLC, Class B	2,273,026	62,775,968
Wolters Kluwer NV	182,108	7,988,539

		362,417,557

New Zealand — 0.2%
Auckland International Airport Ltd.	587,523	2,909,663
Contact Energy Ltd.	427,624	1,563,336
Fletcher Building Ltd.	427,974	2,292,344
Mercury NZ Ltd.	403,819	929,845
Meridian Energy Ltd.	764,259	1,543,214
Ryman Healthcare Ltd.	222,602	1,313,756
Spark New Zealand Ltd.	1,129,836	3,009,844

		13,562,002

Norway — 0.6%
DNB ASA	591,661	10,020,556
Gjensidige Forsikring ASA	120,681	1,945,339
Marine Harvest ASA*	230,956	4,045,482
Norsk Hydro ASA	815,751	4,395,766
Orkla ASA	493,201	4,929,500
Schibsted ASA, Class A	47,660	1,135,474
Schibsted ASA, Class B	52,306	1,132,875
Statoil ASA	685,288	11,914,455
Telenor ASA (a)	453,339	7,484,737
Yara International ASA (a)	109,517	4,071,259

		51,075,443

Portugal — 0.2%
EDP — Energias de Portugal SA (a)	1,429,320	5,256,848
Galp Energia SGPS SA	303,822	4,686,051
Jeronimo Martins SGPS SA	150,781	3,001,426

		12,944,325

Singapore — 1.2%
Ascendas Real Estate Investment Trust REIT	1,489,000	2,819,485
CapitaLand Commercial Trust REIT	1,237,300	1,484,420
CapitaLand Ltd.	1,581,200	4,068,277
CapitaLand Mall Trust REIT	1,499,600	2,156,762
City Developments Ltd.	246,900	1,900,398
ComfortDelGro Corp. Ltd.	1,329,900	2,306,768
DBS Group Holdings Ltd.	1,080,500	15,985,137
Genting Singapore PLC	3,728,900	3,180,069
Global Logistic Properties Ltd.	1,643,300	3,444,202
Golden Agri-Resources Ltd.	4,451,800	1,174,363
Hutchison Port Holdings Trust, Class U	3,293,509	1,333,871
Jardine Cycle & Carriage Ltd.	60,300	1,909,693
Keppel Corp. Ltd.	896,400	4,165,686
Oversea-Chinese Banking Corp. Ltd.	1,902,600	14,424,366
SATS Ltd.	425,000	1,578,795
Sembcorp Industries Ltd.	619,300	1,414,366
Singapore Airlines Ltd.	321,300	2,324,441
Singapore Exchange Ltd.	479,700	2,520,449
Singapore Press Holdings Ltd. (a)	987,300	2,261,946
Singapore Technologies Engineering Ltd.	962,900	2,588,796
Singapore Telecommunications Ltd.	4,937,900	13,418,498

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Singapore (Continued)
StarHub Ltd.	381,600	$744,639
Suntec Real Estate Investment Trust REIT	1,453,200	1,927,237
United Overseas Bank Ltd.	785,200	13,040,795
UOL Group Ltd.	287,400	1,453,981
Wilmar International Ltd.	966,100	2,471,719

		106,099,159

South Africa — 0.1%
Investec PLC	404,812	3,171,192
Mediclinic International PLC (a)	224,890	2,342,695
Mondi PLC	222,782	5,809,732

		11,323,619

Spain — 3.4%
Abertis Infraestructuras SA	418,366	7,653,524
ACS Actividades de Construccion y Servicios SA	141,801	5,665,254
Aena SA, 144A	40,714	8,218,814
Amadeus IT Group SA	264,778	15,422,257
Banco Bilbao Vizcaya Argentaria SA	4,055,420	33,037,785
Banco de Sabadell SA	3,218,585	6,631,039
Banco Santander SA	8,836,287	57,383,901
Bankia SA*	2,445,928	2,813,591
Bankinter SA	406,463	3,742,314
CaixaBank SA	2,173,757	10,265,757
Distribuidora Internacional de Alimentacion SA (a)	378,057	2,326,890
Enagas SA	139,862	4,158,043
Endesa SA	192,446	4,802,557
Ferrovial SA	293,651	6,615,634
Ferrovial SA*	4,843	109,108
Gamesa Corp. Tecnologica SA	143,867	3,262,983
Gas Natural SDG SA	212,111	5,342,150
Grifols SA	183,958	5,205,520
Iberdrola SA	3,508,571	27,975,867
Industria de Diseno Textil SA	659,925	26,980,724
Mapfre SA	650,747	2,314,410
Red Electrica Corp. SA	259,760	5,828,762
Repsol SA	722,429	12,104,190
Telefonica SA	2,744,148	30,561,434

		288,422,508

Sweden — 2.8%
Alfa Laval AB	181,076	3,645,937
Assa Abloy AB, Class B	607,652	13,647,246
Atlas Copco AB, Class A	408,238	15,105,661
Atlas Copco AB, Class B	234,954	7,761,154
Boliden AB	168,674	4,616,925
Electrolux AB, Series B	145,602	4,675,601
Getinge AB, Class B	121,883	2,536,833
Hennes & Mauritz AB, Class B	575,271	14,329,817
Hexagon AB, Class B	156,095	6,837,261
Husqvarna AB, Class B	251,252	2,606,067
ICA Gruppen AB (a)	48,307	1,740,773
Industrivarden AB, Class C	98,626	2,330,784
Investor AB, Class B	275,325	12,728,166
Kinnevik AB, Class B	141,477	4,062,943

	Number of Shares	Value
Sweden (Continued)
L E Lundbergforetagen AB, Class B	22,391	$1,758,273
Lundin Petroleum AB*	111,153	2,158,758
Nordea Bank AB	1,841,286	23,642,626
Sandvik AB	681,286	10,676,203
Securitas AB, Class B	193,101	3,077,121
Skandinaviska Enskilda Banken AB, Class A	920,426	11,098,401
Skanska AB, Class B	206,322	4,911,524
SKF AB, Class B	228,884	4,682,281
Svenska Cellulosa AB SCA, Class B	369,072	13,023,723
Svenska Handelsbanken AB, Class A	925,873	13,038,964
Swedbank AB, Class A	548,730	13,226,745
Swedish Match AB	113,956	3,844,248
Tele2 AB, Class B	219,494	2,258,985
Telefonaktiebolaget LM Ericsson, Class B	1,858,751	13,558,784
Telia Co. AB	1,566,105	7,167,966
Volvo AB, Class B	939,481	15,360,040

		240,109,810

Switzerland — 9.0%
ABB Ltd.	1,202,879	30,216,350
Actelion Ltd.*	61,297	17,593,894
Adecco Group AG	98,298	7,327,568
Baloise Holding AG	30,832	4,717,673
Barry Callebaut AG*	1,383	1,984,792
Chocoladefabriken Lindt & Spruengli AG	62	4,550,059
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	621	3,773,254
Cie Financiere Richemont SA	316,396	26,394,917
Coca-Cola HBC AG*	111,958	3,249,989
Credit Suisse Group AG*	1,279,808	17,574,154
Dufry AG*	21,617	3,555,406
EMS-Chemie Holding AG	5,048	3,546,708
Geberit AG	22,473	10,520,116
Givaudan SA	5,603	11,494,668
Glencore PLC*	7,424,081	27,271,275
Julius Baer Group Ltd.*	135,193	7,000,082
Kuehne + Nagel International AG	33,299	5,373,634
LafargeHolcim Ltd.*	276,033	16,572,525
Lonza Group AG*	45,176	9,356,570
Nestle SA	1,887,067	161,030,497
Novartis AG	1,354,015	110,859,934
Pargesa Holding SA	20,797	1,616,864
Partners Group Holding AG	10,528	6,451,260
Roche Holding AG	426,001	116,907,817
Schindler Holding AG	12,412	2,580,948
Schindler Holding AG Participation Certificates	25,106	5,383,838
SGS SA	3,322	7,905,849
Sika AG	1,305	8,407,620
Sonova Holding AG	32,275	5,345,011
STMicroelectronics NV	389,585	6,426,780
Straumann Holding AG	5,749	3,184,491
Swatch Group AG — Bearer (a)	18,852	7,302,948
Swatch Group AG — Registered	33,867	2,584,039

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Switzerland (Continued)
Swiss Life Holding AG*	19,462	$6,492,357
Swiss Prime Site AG*	44,075	4,059,150
Swiss Re AG	196,551	17,919,006
Swisscom AG	15,642	7,500,020
Syngenta AG	13,563	6,161,499
UBS Group AG*	2,217,156	35,252,906
Vifor Pharma AG (a)	29,419	3,459,629
Wolseley PLC	153,276	10,091,613
Zurich Insurance Group AG	91,313	26,840,959

		775,838,669

United Kingdom — 15.5%
3i Group PLC	586,705	6,765,632
Aberdeen Asset Management PLC	558,440	2,079,409
Admiral Group PLC	120,798	3,170,416
Anglo American PLC*	803,902	10,684,098
Ashtead Group PLC	302,849	6,110,594
Associated British Foods PLC	215,512	8,319,147
AstraZeneca PLC	767,816	51,779,327
Auto Trader Group PLC, 144A	607,719	3,258,112
Aviva PLC	2,462,822	16,659,342
Babcock International Group PLC	152,332	1,831,211
BAE Systems PLC	1,928,558	16,536,603
Barclays PLC	10,277,552	27,808,304
Barratt Developments PLC	620,769	4,898,935
Berkeley Group Holdings PLC	81,593	3,422,968
BP PLC	11,867,650	71,362,172
British American Tobacco PLC	1,130,652	80,560,029
British Land Co. PLC REIT	603,235	4,927,667
BT Group PLC	5,134,175	20,477,032
Bunzl PLC	203,593	6,379,578
Burberry Group PLC	265,502	6,208,833
Capita PLC	411,398	3,087,618
Centrica PLC	3,322,153	8,702,069
CNH Industrial NV	616,581	6,839,818
Cobham PLC	1,506,481	2,600,962
Coca-Cola European Partners PLC	131,192	5,408,673
Compass Group PLC	997,309	21,459,112
ConvaTec Group PLC, 144A*	706,593	2,913,297
Croda International PLC	80,938	4,132,778
Diageo PLC	1,525,907	45,749,882
Direct Line Insurance Group PLC	847,949	3,808,576
Dixons Carphone PLC	604,005	2,557,253
easyJet PLC	100,140	1,824,410
Experian PLC	572,244	11,929,584
Fiat Chrysler Automobiles NV*	645,457	6,775,852
G4S PLC	956,856	4,006,780
GKN PLC	1,057,285	4,767,884
GlaxoSmithKline PLC	2,979,242	65,390,318
Hammerson PLC REIT	489,153	3,690,092
Hargreaves Lansdown PLC	160,881	2,897,860
HSBC Holdings PLC	12,051,166	104,902,114
IMI PLC	167,718	2,709,834
Imperial Brands PLC	581,779	27,202,608
Inmarsat PLC	278,784	2,873,580
InterContinental Hotels Group PLC	108,986	6,140,669
International Consolidated Airlines Group SA	383,893	2,992,433

	Number of Shares	Value
United Kingdom (Continued)
Intertek Group PLC	99,529	$5,512,932
Intu Properties PLC REIT	575,176	2,015,743
ITV PLC	2,184,285	5,507,641
J Sainsbury PLC	1,011,434	3,661,925
Johnson Matthey PLC	119,350	4,785,502
Kingfisher PLC	1,368,498	5,732,270
Land Securities Group PLC REIT	477,641	6,584,926
Legal & General Group PLC	3,613,587	11,723,567
Lloyds Banking Group PLC	43,123,967	39,221,791
London Stock Exchange Group PLC	190,837	8,421,485
Marks & Spencer Group PLC	1,001,942	4,937,869
Meggitt PLC	478,243	3,093,270
Merlin Entertainments PLC, 144A	438,508	2,988,813
National Grid PLC	2,086,235	29,285,726
Next PLC	86,156	4,839,913
Old Mutual PLC	2,980,831	7,228,073
Pearson PLC	506,995	4,615,103
Persimmon PLC	185,785	5,876,621
Petrofac Ltd.	155,767	762,649
Provident Financial PLC	91,058	3,579,529
Prudential PLC	1,564,155	34,986,060
Reckitt Benckiser Group PLC	401,355	41,049,257
RELX NV	586,122	12,161,082
RELX PLC	655,565	14,046,675
Rio Tinto Ltd.	257,438	12,014,921
Rio Tinto PLC	751,031	30,021,693
Rolls-Royce Holdings PLC*	1,006,138	11,245,857
Rolls-Royce Holdings PLC — Entitlement*	80,282,327	103,439
Royal Bank of Scotland Group PLC*	2,142,973	7,178,862
Royal Mail PLC	555,016	3,156,482
RSA Insurance Group PLC	628,609	5,066,096
Sage Group PLC	660,138	6,128,219
Schroders PLC	75,429	3,068,163
Segro PLC REIT	614,349	3,981,518
Severn Trent PLC	145,350	4,681,883
Sky PLC	624,015	7,967,723
Smith & Nephew PLC	531,074	9,264,868
Smiths Group PLC	243,840	5,036,212
SSE PLC	615,492	11,935,055
St James’s Place PLC	325,276	4,916,042
Standard Chartered PLC*	1,992,398	18,788,555
Standard Life PLC	1,207,598	5,956,071
Tate & Lyle PLC	287,793	2,736,542
Taylor Wimpey PLC	1,982,086	5,186,781
Tesco PLC*	4,959,884	11,739,408
Travis Perkins PLC	154,183	3,246,042
Unilever NV	986,583	56,189,980
Unilever PLC	778,790	43,463,452
United Utilities Group PLC	420,511	5,575,172
Vodafone Group PLC	16,159,910	48,200,935
Weir Group PLC	134,274	3,141,762
Whitbread PLC	111,143	6,144,777
Wm Morrison Supermarkets PLC	1,368,195	4,340,118
Worldpay Group PLC, 144A	1,212,706	4,853,136
WPP PLC	775,864	17,434,023

		1,333,985,674

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
United States — 0.5%
Carnival PLC	114,589	$7,337,783
Shire PLC	549,087	31,634,423

		38,972,206

TOTAL COMMON STOCKS (Cost $8,212,589,579)		8,292,820,615

PREFERRED STOCKS — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG	32,787	2,693,853
FUCHS PETROLUB SE	41,951	2,340,508
Henkel AG & Co. KGaA	108,080	15,170,465
Porsche Automobil Holding SE	93,024	5,324,226
Schaeffler AG	99,724	1,647,335
Volkswagen AG	112,583	16,915,463

		44,091,850

TOTAL PREFERRED STOCKS (Cost $54,618,623)		44,091,850

	Number of Shares	Value
RIGHTS — 0.0%
Switzerland — 0.0%
Credit Suisse Group AG, expires 06/07/17* (Cost $0)	1,275,512	$592,618

SECURITIES LENDING COLLATERAL — 4.1%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.74% (d)(e) (Cost $349,929,825)	349,929,825	349,929,825

TOTAL INVESTMENTS — 100.6% (Cost $8,617,138,027)†		$8,687,434,908
Other assets and liabilities, net — (0.6%)		(49,445,432)

NET ASSETS — 100.0%		$8,637,989,476

*	Non-income producing security.
†	The cost for federal income tax purposes was $8,713,880,667. At May 31, 2017, net unrealized depreciation for all securities based on tax cost was $26,445,759. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $707,546,922 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $733,992,681.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2017 amounted to $314,880,750, which is 3.6% of net assets.
(b)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2017, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
AMSTERDAM Index Futures	EUR	125	$14,700,513	6/16/2017	$(275,403)
CAC40 10 EURO Futures	EUR	562	33,248,778	6/16/2017	(497,364)
DAX Index Futures	EUR	86	30,523,484	6/16/2017	676,331
FTSE/MIB Index Futures	EUR	51	5,946,247	6/16/2017	254,619
FTSE 100 Index Futures	GBP	535	51,753,959	6/16/2017	1,436,005
HANG SENG Index Futures	HKD	64	10,463,738	6/29/2017	130,598
IBEX 35 Index Futures	EUR	91	11,098,097	6/16/2017	(8,396)
MSCI SING IX ETS	SGD	155	3,988,563	6/29/2017	(45,954)
OMXS30 Index Futures	SEK	485	9,140,415	6/16/2017	(65,918)
SPI 200 Futures	AUD	212	22,605,142	6/15/2017	(344,140)
SWISS MKT IX Futures	CHF	312	29,056,218	6/16/2017	1,265,131
TOPIX Index Futures	JPY	591	83,780,587	6/08/2017	2,145,536

			$306,305,741		$4,671,045

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2017

As of May 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	6/5/2017	AUD	65,578,142	USD	49,011,464	$287,445
Goldman Sachs & Co.	6/5/2017	AUD	2,295,900	USD	1,709,036	3,201
JP Morgan & Chase Co.	6/5/2017	AUD	291,288,058	USD	217,698,616	1,273,990
RBC Capital Markets	6/5/2017	AUD	62,543,800	USD	46,745,799	276,271
The Bank of Nova Scotia	6/5/2017	AUD	389,701,700	USD	291,255,257	1,710,106
Goldman Sachs & Co.	6/5/2017	EUR	6,812,500	USD	7,612,131	(42,854)
Goldman Sachs & Co.	6/5/2017	EUR	319,438,533	USD	348,393,081	(10,549,612)
JP Morgan & Chase Co.	6/5/2017	EUR	494,770,885	USD	539,614,741	(16,343,214)
JP Morgan & Chase Co.	6/5/2017	EUR	3,123,000	USD	3,406,097	(103,117)
RBC Capital Markets	6/5/2017	EUR	881,440,422	USD	961,253,089	(29,192,850)
RBC Capital Markets	6/5/2017	EUR	47,100,000	USD	51,367,919	(1,556,819)
The Bank of New York Mellon	6/5/2017	EUR	285,641,700	USD	311,526,551	(9,439,739)
The Bank of Nova Scotia	6/5/2017	EUR	359,686,260	USD	392,263,045	(11,904,710)
Goldman Sachs & Co.	6/5/2017	GBP	3,231,200	USD	4,139,729	(24,189)
Goldman Sachs & Co.	6/5/2017	GBP	81,935,478	USD	106,046,221	459,250
JP Morgan & Chase Co.	6/5/2017	GBP	237,485,604	USD	307,506,477	1,468,285
JP Morgan & Chase Co.	6/5/2017	GBP	1,798,000	USD	2,330,544	13,534
RBC Capital Markets	6/5/2017	GBP	233,013,426	USD	301,721,396	1,446,320
The Bank of New York Mellon	6/5/2017	GBP	241,720,732	USD	312,998,133	1,502,300
The Bank of Nova Scotia	6/5/2017	GBP	364,594,960	USD	472,084,846	2,245,914
Goldman Sachs & Co.	6/5/2017	HKD	12,718,700	USD	1,636,361	4,000
Goldman Sachs & Co.	6/5/2017	HKD	5,940,800	USD	762,455	(7)
JP Morgan & Chase Co.	6/5/2017	HKD	541,775,670	USD	69,704,620	171,283
RBC Capital Markets	6/5/2017	HKD	377,497,398	USD	48,565,525	116,222
RBC Capital Markets	6/5/2017	HKD	46,000,000	USD	5,917,821	14,025
The Bank of New York Mellon	6/5/2017	HKD	188,119,632	USD	24,203,109	59,194
The Bank of Nova Scotia	6/5/2017	HKD	919,098,800	USD	118,246,283	286,010
Goldman Sachs & Co.	6/5/2017	ILS	204,900	USD	57,258	(624)
Goldman Sachs & Co.	6/5/2017	ILS	19,000,524	USD	5,253,843	(113,550)
JP Morgan & Chase Co.	6/5/2017	ILS	8,204,376	USD	2,268,815	(48,811)
RBC Capital Markets	6/5/2017	ILS	4,732,400	USD	1,308,604	(28,235)
The Bank of Nova Scotia	6/5/2017	ILS	40,566,500	USD	11,215,975	(243,517)
Goldman Sachs & Co.	6/5/2017	JPY	605,402,500	USD	5,442,471	(25,198)
Goldman Sachs & Co.	6/5/2017	JPY	22,846,490,410	USD	204,984,540	(1,352,647)
JP Morgan & Chase Co.	6/5/2017	JPY	53,035,658,426	USD	476,368,546	(2,620,935)
RBC Capital Markets	6/5/2017	JPY	790,000,000	USD	7,095,664	(39,190)
RBC Capital Markets	6/5/2017	JPY	54,137,313,199	USD	486,127,206	(2,811,827)
The Bank of New York Mellon	6/5/2017	JPY	28,247,382,298	USD	253,717,483	(1,397,648)
The Bank of Nova Scotia	6/5/2017	JPY	54,461,008,067	USD	489,018,462	(2,844,008)
Goldman Sachs & Co.	6/5/2017	SEK	5,997,300	USD	690,044	(192)
Goldman Sachs & Co.	6/5/2017	SEK	132,339,084	USD	14,969,948	(261,094)
JP Morgan & Chase Co.	6/5/2017	SEK	434,118,258	USD	49,106,317	(856,801)
RBC Capital Markets	6/5/2017	SEK	484,955,000	USD	54,854,819	(959,152)
RBC Capital Markets	6/5/2017	SEK	23,700,000	USD	2,680,728	(46,930)
The Bank of New York Mellon	6/5/2017	SEK	482,177,258	USD	54,541,730	(952,547)
The Bank of Nova Scotia	6/5/2017	SEK	547,760,700	USD	61,956,871	(1,085,472)
Goldman Sachs & Co.	6/5/2017	SGD	416,100	USD	301,182	438
Goldman Sachs & Co.	6/5/2017	SGD	3,989,016	USD	2,854,701	(28,432)
JP Morgan & Chase Co.	6/5/2017	SGD	78,635,184	USD	56,277,327	(557,661)
RBC Capital Markets	6/5/2017	SGD	37,394,800	USD	26,761,705	(266,057)
The Bank of Nova Scotia	6/5/2017	SGD	27,017,400	USD	19,333,357	(193,953)
Goldman Sachs & Co.	6/5/2017	USD	50,528,831	AUD	67,874,042	(98,977)
JP Morgan & Chase Co.	6/5/2017	USD	216,837,073	AUD	291,288,058	(412,448)
RBC Capital Markets	6/5/2017	USD	44,141,269	AUD	59,293,800	(86,465)
RBC Capital Markets	6/5/2017	USD	2,429,112	AUD	3,250,000	(14,389)
The Bank of Nova Scotia	6/5/2017	USD	290,113,431	AUD	389,701,700	(568,280)

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2017

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	6/5/2017	USD	366,858,520	EUR	326,251,033	$(260,843)
JP Morgan & Chase Co.	6/5/2017	USD	559,956,706	EUR	497,893,885	(489,538)
RBC Capital Markets	6/5/2017	USD	1,044,143,705	EUR	928,540,422	(773,026)
The Bank of New York Mellon	6/5/2017	USD	321,204,092	EUR	285,641,700	(237,802)
The Bank of Nova Scotia	6/5/2017	USD	404,537,338	EUR	359,686,260	(369,584)
Goldman Sachs & Co.	6/5/2017	USD	109,942,687	GBP	85,166,678	(191,797)
JP Morgan & Chase Co.	6/5/2017	USD	308,926,092	GBP	239,283,604	(570,889)
RBC Capital Markets	6/5/2017	USD	266,727,602	GBP	206,613,426	(473,150)
RBC Capital Markets	6/5/2017	USD	34,186,759	GBP	26,400,000	(166,136)
The Bank of New York Mellon	6/5/2017	USD	312,049,379	GBP	241,720,732	(553,547)
The Bank of Nova Scotia	6/5/2017	USD	470,724,907	GBP	364,594,960	(885,975)
Goldman Sachs & Co.	6/5/2017	USD	2,394,729	HKD	18,659,500	95
JP Morgan & Chase Co.	6/5/2017	USD	69,525,717	HKD	541,775,670	7,620
RBC Capital Markets	6/5/2017	USD	54,347,143	HKD	423,497,398	5,956
The Bank of New York Mellon	6/5/2017	USD	24,141,269	HKD	188,119,632	2,646
The Bank of Nova Scotia	6/5/2017	USD	117,947,346	HKD	919,098,800	12,927
Goldman Sachs & Co.	6/5/2017	USD	5,426,495	ILS	19,205,424	(1,220)
JP Morgan & Chase Co.	6/5/2017	USD	2,318,292	ILS	8,204,376	(665)
RBC Capital Markets	6/5/2017	USD	1,167,702	ILS	4,132,400	(354)
RBC Capital Markets	6/5/2017	USD	165,961	ILS	600,000	3,531
The Bank of Nova Scotia	6/5/2017	USD	11,461,730	ILS	40,566,500	(2,238)
Goldman Sachs & Co.	6/5/2017	USD	206,024,145	JPY	22,783,859,910	(252,602)
Goldman Sachs & Co.	6/5/2017	USD	5,981,569	JPY	668,033,000	51,745
JP Morgan & Chase Co.	6/5/2017	USD	476,440,079	JPY	52,682,104,426	(643,707)
JP Morgan & Chase Co.	6/5/2017	USD	3,176,035	JPY	353,554,000	17,074
RBC Capital Markets	6/5/2017	USD	496,697,682	JPY	54,927,313,199	(623,795)
The Bank of New York Mellon	6/5/2017	USD	255,435,930	JPY	28,247,382,298	(320,798)
The Bank of Nova Scotia	6/5/2017	USD	492,551,166	JPY	54,461,008,067	(688,695)
Goldman Sachs & Co.	6/5/2017	USD	15,948,975	SEK	138,336,384	(27,698)
JP Morgan & Chase Co.	6/5/2017	USD	50,049,860	SEK	434,118,258	(86,742)
RBC Capital Markets	6/5/2017	USD	58,634,582	SEK	508,655,000	(92,954)
The Bank of New York Mellon	6/5/2017	USD	55,582,393	SEK	482,177,258	(88,115)
The Bank of Nova Scotia	6/5/2017	USD	63,142,444	SEK	547,760,700	(100,100)
Goldman Sachs & Co.	6/5/2017	USD	3,184,399	SGD	4,405,116	(522)
JP Morgan & Chase Co.	6/5/2017	USD	56,841,972	SGD	78,635,184	(6,983)
RBC Capital Markets	6/5/2017	USD	715,861	SGD	1,000,000	6,907
RBC Capital Markets	6/5/2017	USD	26,308,226	SGD	36,394,800	(3,232)
The Bank of Nova Scotia	6/5/2017	USD	19,529,709	SGD	27,017,400	(2,399)
Goldman Sachs & Co.	6/6/2017	CHF	52,106,304	USD	52,448,003	(1,372,297)
Goldman Sachs & Co.	6/6/2017	CHF	2,043,600	USD	2,097,082	(13,741)
JP Morgan & Chase Co.	6/6/2017	CHF	138,947,514	USD	139,862,621	(3,655,463)
JP Morgan & Chase Co.	6/6/2017	CHF	3,170,000	USD	3,191,414	(82,860)
RBC Capital Markets	6/6/2017	CHF	9,738,000	USD	9,801,958	(256,366)
RBC Capital Markets	6/6/2017	CHF	120,344,800	USD	121,128,989	(3,174,459)
The Bank of New York Mellon	6/6/2017	CHF	135,890,782	USD	136,785,358	(3,575,445)
The Bank of Nova Scotia	6/6/2017	CHF	257,119,900	USD	258,789,090	(6,788,569)
Goldman Sachs & Co.	6/6/2017	DKK	2,714,800	USD	407,560	(2,584)
Goldman Sachs & Co.	6/6/2017	DKK	78,723,008	USD	11,546,408	(346,839)
JP Morgan & Chase Co.	6/6/2017	DKK	269,910,096	USD	39,582,089	(1,195,159)
RBC Capital Markets	6/6/2017	DKK	42,100,000	USD	6,174,122	(186,226)
RBC Capital Markets	6/6/2017	DKK	134,152,900	USD	19,672,677	(594,761)
The Bank of New York Mellon	6/6/2017	DKK	126,487,096	USD	18,551,935	(557,374)
The Bank of Nova Scotia	6/6/2017	DKK	301,517,800	USD	44,215,359	(1,337,090)
Goldman Sachs & Co.	6/6/2017	NOK	38,997,862	USD	4,554,092	(61,883)
Goldman Sachs & Co.	6/6/2017	NOK	1,222,600	USD	145,771	1,059
JP Morgan & Chase Co.	6/6/2017	NOK	59,291,419	USD	6,923,939	(94,079)
RBC Capital Markets	6/6/2017	NOK	142,824,500	USD	16,678,334	(227,063)

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2017

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of New York Mellon	6/6/2017	NOK	135,593,219	USD	15,834,410	$(215,058)
The Bank of Nova Scotia	6/6/2017	NOK	60,935,800	USD	7,115,759	(96,897)
Goldman Sachs & Co.	6/6/2017	NZD	554,240	USD	380,167	(12,464)
Goldman Sachs & Co.	6/6/2017	NZD	56,000	USD	39,570	(101)
JP Morgan & Chase Co.	6/6/2017	NZD	2,993,760	USD	2,053,534	(67,285)
RBC Capital Markets	6/6/2017	NZD	2,402,100	USD	1,647,634	(54,045)
The Bank of Nova Scotia	6/6/2017	NZD	13,697,000	USD	9,394,978	(308,155)
Goldman Sachs & Co.	6/6/2017	USD	55,978,845	CHF	54,149,904	(47,722)
JP Morgan & Chase Co.	6/6/2017	USD	146,914,022	CHF	142,117,514	(121,663)
RBC Capital Markets	6/6/2017	USD	134,473,911	CHF	130,082,800	(112,139)
The Bank of New York Mellon	6/6/2017	USD	140,448,330	CHF	135,890,782	(87,527)
The Bank of Nova Scotia	6/6/2017	USD	265,743,269	CHF	257,119,900	(165,611)
Goldman Sachs & Co.	6/6/2017	USD	12,311,938	DKK	81,437,808	(8,547)
JP Morgan & Chase Co.	6/6/2017	USD	40,805,391	DKK	269,910,096	(28,144)
RBC Capital Markets	6/6/2017	USD	26,640,805	DKK	176,252,900	(13,019)
The Bank of New York Mellon	6/6/2017	USD	19,118,653	DKK	126,487,096	(9,343)
The Bank of Nova Scotia	6/6/2017	USD	45,574,722	DKK	301,517,800	(22,273)
Goldman Sachs & Co.	6/6/2017	USD	4,775,705	NOK	40,220,462	(15,017)
JP Morgan & Chase Co.	6/6/2017	USD	7,040,164	NOK	59,291,419	(22,145)
RBC Capital Markets	6/6/2017	USD	992,700	NOK	8,500,000	13,401
RBC Capital Markets	6/6/2017	USD	15,948,483	NOK	134,324,500	(49,186)
The Bank of New York Mellon	6/6/2017	USD	16,099,119	NOK	135,593,219	(49,651)
The Bank of Nova Scotia	6/6/2017	USD	7,234,969	NOK	60,935,800	(22,313)
Goldman Sachs & Co.	6/6/2017	USD	433,079	NZD	610,240	(777)
JP Morgan & Chase Co.	6/6/2017	USD	2,124,633	NZD	2,993,760	(3,814)
RBC Capital Markets	6/6/2017	USD	1,704,754	NZD	2,402,100	(3,075)
The Bank of Nova Scotia	6/6/2017	USD	9,721,446	NZD	13,697,000	(18,313)
Goldman Sachs & Co.	7/5/2017	AUD	67,874,042	USD	50,502,835	97,075
JP Morgan & Chase Co.	7/5/2017	AUD	291,288,058	USD	216,727,432	406,209
RBC Capital Markets	7/5/2017	AUD	59,293,800	USD	44,119,627	85,871
The Bank of Nova Scotia	7/5/2017	AUD	389,701,700	USD	289,973,138	566,325
Goldman Sachs & Co.	7/5/2017	CHF	54,149,904	USD	56,086,864	46,699
JP Morgan & Chase Co.	7/5/2017	CHF	142,117,514	USD	147,200,083	121,541
RBC Capital Markets	7/5/2017	CHF	130,082,800	USD	134,736,742	113,021
The Bank of New York Mellon	7/5/2017	CHF	135,890,782	USD	140,720,303	85,855
The Bank of Nova Scotia	7/5/2017	CHF	257,119,900	USD	266,266,142	170,719
Goldman Sachs & Co.	7/5/2017	DKK	81,437,808	USD	12,332,391	8,459
JP Morgan & Chase Co.	7/5/2017	DKK	269,910,096	USD	40,873,087	27,763
RBC Capital Markets	7/5/2017	DKK	176,252,900	USD	26,683,961	11,721
RBC Capital Markets	7/5/2017	DKK	24,200,000	USD	3,664,521	2,351
The Bank of New York Mellon	7/5/2017	DKK	126,487,096	USD	19,149,914	8,701
The Bank of Nova Scotia	7/5/2017	DKK	301,517,800	USD	45,648,204	19,705
Goldman Sachs & Co.	7/5/2017	EUR	371,251,033	USD	418,127,787	278,810
JP Morgan & Chase Co.	7/5/2017	EUR	497,893,885	USD	560,862,027	474,493
JP Morgan & Chase Co.	7/5/2017	EUR	19,300,000	USD	21,740,273	17,814
RBC Capital Markets	7/5/2017	EUR	928,540,422	USD	1,045,835,505	748,405
The Bank of New York Mellon	7/5/2017	EUR	285,641,700	USD	321,718,247	223,943
The Bank of Nova Scotia	7/5/2017	EUR	314,686,260	USD	354,503,512	319,092
Goldman Sachs & Co.	7/5/2017	GBP	130,166,678	USD	168,193,701	287,231
JP Morgan & Chase Co.	7/5/2017	GBP	239,283,604	USD	309,223,856	563,714
JP Morgan & Chase Co.	7/5/2017	GBP	40,800,000	USD	52,724,216	94,894
RBC Capital Markets	7/5/2017	GBP	206,613,426	USD	266,985,869	468,112
The Bank of New York Mellon	7/5/2017	GBP	241,720,732	USD	312,351,530	547,653
The Bank of Nova Scotia	7/5/2017	GBP	319,594,960	USD	413,028,547	772,027
Goldman Sachs & Co.	7/5/2017	HKD	18,659,500	USD	2,396,297	(298)
JP Morgan & Chase Co.	7/5/2017	HKD	541,775,670	USD	69,573,930	(10,833)
RBC Capital Markets	7/5/2017	HKD	423,497,398	USD	54,384,656	(8,643)

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2017

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
RBC Capital Markets	7/5/2017	HKD	16,700,000	USD	2,144,641	$(279)
The Bank of New York Mellon	7/5/2017	HKD	188,119,632	USD	24,158,320	(3,451)
The Bank of Nova Scotia	7/5/2017	HKD	919,098,800	USD	118,026,107	(21,409)
Goldman Sachs & Co.	7/5/2017	ILS	19,205,424	USD	5,431,959	995
JP Morgan & Chase Co.	7/5/2017	ILS	8,204,376	USD	2,320,553	497
RBC Capital Markets	7/5/2017	ILS	4,132,400	USD	1,168,823	251
RBC Capital Markets	7/5/2017	ILS	4,300,000	USD	1,216,167	201
The Bank of Nova Scotia	7/5/2017	ILS	40,566,500	USD	11,472,426	917
Goldman Sachs & Co.	7/5/2017	JPY	27,783,859,910	USD	251,578,120	300,002
JP Morgan & Chase Co.	7/5/2017	JPY	52,682,104,426	USD	477,096,821	638,183
JP Morgan & Chase Co.	7/5/2017	JPY	2,730,000,000	USD	24,722,830	32,623
RBC Capital Markets	7/5/2017	JPY	54,927,313,199	USD	497,383,589	619,211
The Bank of New York Mellon	7/5/2017	JPY	28,247,382,298	USD	255,787,512	317,282
The Bank of Nova Scotia	7/5/2017	JPY	49,461,008,067	USD	447,950,483	623,544
Goldman Sachs & Co.	7/5/2017	NOK	40,220,462	USD	4,777,918	14,983
JP Morgan & Chase Co.	7/5/2017	NOK	59,291,419	USD	7,043,438	22,109
RBC Capital Markets	7/5/2017	NOK	8,600,000	USD	1,021,583	3,166
RBC Capital Markets	7/5/2017	NOK	134,324,500	USD	15,955,492	48,694
The Bank of New York Mellon	7/5/2017	NOK	135,593,219	USD	16,106,003	48,963
The Bank of Nova Scotia	7/5/2017	NOK	60,935,800	USD	7,238,191	22,133
Goldman Sachs & Co.	7/5/2017	NZD	610,240	USD	432,831	788
JP Morgan & Chase Co.	7/5/2017	NZD	2,993,760	USD	2,123,363	3,817
RBC Capital Markets	7/5/2017	NZD	2,402,100	USD	1,703,699	3,041
The Bank of Nova Scotia	7/5/2017	NZD	13,697,000	USD	9,715,419	18,107
Goldman Sachs & Co.	7/5/2017	SEK	138,336,384	USD	15,977,093	27,395
JP Morgan & Chase Co.	7/5/2017	SEK	434,118,258	USD	50,144,151	91,844
RBC Capital Markets	7/5/2017	SEK	508,655,000	USD	58,736,821	90,691
The Bank of New York Mellon	7/5/2017	SEK	482,177,258	USD	55,679,182	85,842
The Bank of Nova Scotia	7/5/2017	SEK	547,760,700	USD	63,251,813	96,933
Goldman Sachs & Co.	7/5/2017	SGD	4,405,116	USD	3,185,465	464
JP Morgan & Chase Co.	7/5/2017	SGD	78,635,184	USD	56,861,701	6,645
RBC Capital Markets	7/5/2017	SGD	36,394,800	USD	26,316,787	2,505
RBC Capital Markets	7/5/2017	SGD	1,800,000	USD	1,301,557	115
The Bank of Nova Scotia	7/5/2017	SGD	27,017,400	USD	19,535,923	1,718
RBC Capital Markets	7/5/2017	USD	26,414,947	AUD	35,500,000	(51,341)
JP Morgan & Chase Co.	7/5/2017	USD	4,347,336	CHF	4,200,000	(722)
JP Morgan & Chase Co.	7/5/2017	USD	7,665,248	CHF	7,400,000	(6,930)
JP Morgan & Chase Co.	7/5/2017	USD	4,346,634	JPY	480,500,000	(977)

Total net unrealized depreciation						$(109,016,071)

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli New Sheqel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

May 31, 2017

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$8,292,820,615	$—	$—	$8,292,820,615
Preferred Stocks	44,091,850	—	—	44,091,850
Rights	592,618	—	—	592,618
Short-Term Investments	349,929,825	—	—	349,929,825
Derivatives (g)
Forward Foreign Currency Exchange Contracts	—	21,152,611	—	21,152,611
Futures Contracts	5,908,220	—	—	5,908,220

TOTAL	$8,693,343,128	$21,152,611	$—	$8,714,495,739

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Exchange Contracts	$—	$(130,168,682)	$—	$(130,168,682)
Futures Contracts	(1,237,175)	—	—	(1,237,175)

TOTAL	$(1,237,175)	$(130,168,682)	$—	$(131,405,857)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during year ended May 31, 2017.

See Notes to Financial Statements.	21

DBX ETF Trust

Statement of Assets and Liabilities

May 31, 2017

Deutsche X-trackers MSCI EAFE Hedged Equity ETF
Assets
Investments in non-affiliated securities at value	$8,315,565,764
Investment in affiliated securities at value (See Note 4)	21,939,319
Investment in Deutsche Government & Agency Securities Portfolio*	349,929,825
Cash	233,298,318
Foreign currency at value	48,690,010
Receivable upon return of deposit for forward foreign currency exchange contracts	16,730,000
Unrealized appreciation on forward foreign currency exchange contracts	21,152,611
Unrealized appreciation on futures contracts	5,908,220
Deposit with broker for futures contracts	13,608,602
Receivables:
Investment securities sold	113,855,990
Dividends	38,691,738
Securities lending income	897,041
Foreign tax reclaim	22,266,148

Total Assets	$9,202,533,586

Liabilities
Payable upon return of securities loaned	$349,929,825
Deposit with broker on forward foreign currency exchange contracts	16,730,000
Unrealized depreciation on forward foreign currency exchange contracts	130,168,682
Unrealized depreciation on futures contracts	1,237,175
Payables:
Investment securities purchased	63,924,135
Investment advisory fees	2,554,293

Total Liabilities	564,544,110

Net Assets, at value	$8,637,989,476

Net Assets Consist of
Paid-in capital	$8,758,678,058
Undistributed net investment income	163,276,470
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	(251,050,612)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(32,914,440)

Net Assets, at value	$8,637,989,476

Number of Common Shares outstanding	281,550,800

Net Asset Value	$30.68

Investments in non-affiliated securities at cost	$8,235,339,952

Investments in affiliated securities at cost	$31,868,250

Value of securities loaned	$314,880,750

Investment in Deutsche Government & Agency Securities Portfolio at cost*	$349,929,825

Foreign currency at cost	$48,174,623

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	22

DBX ETF Trust

Statement of Operations

For the Year Ended May 31, 2017

Deutsche X-trackers MSCI EAFE Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$265,886,510
Affiliated dividend income**	268,580
Securities lending income, net of borrower rebates	4,904,662

Total Investment Income	271,059,752

Expenses
Investment advisory fees	30,892,030
Other expense	17,072

Total Expenses	30,909,102

Net Investment income (loss)	240,150,650

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(202,107,631)
Investments in affiliates	(2,363,639)
In-kind redemptions	(161,400,487)
In-kind redemptions in affiliates	(7,758,373)
Futures contracts	9,286,004
Foreign currency transactions	594,250,744

Net realized gain (loss)	229,906,618
Net change in unrealized appreciation (depreciation) on:
Investments	1,388,372,357
Futures contracts	4,828,845
Foreign currency translations	(452,389,561)

Net change in unrealized appreciation (depreciation)	940,811,641

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1,170,718,259

Net increase (decrease) in Net Assets Resulting from Operations	$1,410,868,909

* Unaffiliated foreign tax withheld	$23,899,659
** Affiliated foreign tax withheld	$40,287

See Notes to Financial Statements.	23

DBX ETF Trust

Statements of Changes in Net Assets

	Deutsche X-trackers MSCI EAFE Hedged Equity ETF
	Year Ended May 31,
	2017	2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$240,150,650	$363,173,573
Net realized gain (loss)	229,906,618	(513,957,100)
Net change in unrealized appreciation (depreciation)	940,811,641	(1,452,731,779)

Net increase (decrease) in net assets resulting from operations	1,410,868,909	(1,603,515,306)

Distributions to Shareholders from
Net investment income	(310,197,210)	(382,099,530)
Net realized gains	—	(58,292,903)

Total distributions	(310,197,210)	(440,392,433)

Fund Shares Transactions
Proceeds from shares sold	242,334,299	3,817,716,917
Value of shares redeemed	(4,689,064,361)	(2,057,792,137)

Net increase (decrease) in net assets resulting from fund share transactions	(4,446,730,062)	1,759,924,780

Total net increase (decrease) in Net Assets	(3,346,058,363)	(283,982,959)

Net Assets
Beginning of year	11,984,047,839	12,268,030,798

End of year	$8,637,989,476	$11,984,047,839

Undistributed net investment income	$163,276,470	$240,133,461

Changes in Shares Outstanding
Shares outstanding, beginning of year	452,550,800	398,950,800
Shares sold	8,400,000	132,200,000
Shares redeemed	(179,400,000)	(78,600,000)

Shares outstanding, end of year	281,550,800	452,550,800

See Notes to Financial Statements.	24

DBX ETF Trust

Financial Highlights

Deutsche X-trackers MSCI EAFE Hedged Equity ETF Selected Per Share Data	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015		Year Ended 5/31/2014	Year Ended 5/31/2013
Net Asset Value, beginning of year	$26.48	$30.75	$27.81		$25.09	$22.12

Income (loss) from investment operations:
Net investment income (loss)(a)	0.74	0.76	1.41		1.18	0.79
Net realized and unrealized gain (loss)	4.18	(4.03)	2.90		1.95	6.26

Total from investment operations	4.92	(3.27)	4.31		3.13	7.05

Less distributions from:
Net investment income	(0.72)	(0.88)	(1.37)		(0.41)	(1.68)
Net realized gains	—	(0.12)	(0.00	)(b)	—	(2.40)

Total distributions	(0.72)	(1.00)	(1.37)		(0.41)	(4.08)

Net Asset Value, end of year	$30.68	$26.48	$30.75		$27.81	$25.09

Total Return (%)	19.17	(10.90)	16.22		12.74 (c)	35.60 (c)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	8,638	11,984	12,268		563	75
Ratio of expenses before fee waiver (%)	0.35	0.35	0.35		0.36	0.64
Ratio of expenses after fee waiver (%)	0.35	0.35	0.35		0.35	0.48
Ratio of net investment income (loss) (%)	2.72	2.82	4.81		4.48	3.35
Portfolio turnover rate (%)(d)	14	15	12		10	14

(a)	Based on average shares outstanding during the year.
(b)	Amount represents less than $0.005.
(c)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	25

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2017, the Trust consists of thirty-five investment series of exchange-traded funds (“ETFs”) in operation and trading. These financial statements report on Deutsche X-trackers MSCI EAFE Hedged Equity ETF (the “Fund”), a diversified series of the Trust.

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect wholly owned subsidiary of Deutsche Bank AG, serves as investment advisor to the Fund and has overall responsibility for the general management and administration of the Fund, subject to the supervision of the Fund’s Board of Trustees (“Board”).

The Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 200,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of shares may acquire those shares from the Fund or tender such shares for redemption to the Fund, in Creation Units only.

The investment objective of the Fund is to track the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the “Underlying Index”).

The MSCI EAFE US Dollar Hedged Index is designed to provide exposure to equity securities in developed international stock markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies.

The Underlying Index is rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of the Underlying Index marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

The Fund is entitled to use its Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Fund in connection with the licensing agreement.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund.

Security Valuation    The Net Asset Value (“NAV”), of the Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other

26

DBX ETF Trust

Notes to Financial Statements (Continued)

significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-ended investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is the Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of the Fund to pay out dividends from its net investment income, if any, to investors semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserves the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment

27

DBX ETF Trust

Notes to Financial Statements (Continued)

income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations. For the year ended May 31, 2017, the Fund did not incur any interest or penalties.

As of May 31, 2017, the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed Ordinary Income*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
$163,276,470	$(256,754,533)	$(27,210,519)	$(120,688,582)

The tax character of dividends and distributions declared for the years ended May 31, 2017 and May 31, 2016 were as follows:

	Ordinary Income*	Long-Term Capital Gains
2017	$310,197,210	$—
2016	400,634,790	39,757,643

*	for tax purposes short-term capital gain distributions are considered ordinary income distributions

At May 31, 2017, for Federal income tax purposes, the Fund had capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Short-Term	Long-Term	Total Amount
$128,788,884	$48,901,803	$177,690,687

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. During the year ended May 31, 2017, the Fund incurred and elected to defer net capital losses as follows:

Post-October Losses on Capital
$79,063,846

In order to present paid-in capital and accumulated net realized gains or losses on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income or loss and accumulated net realized gains or losses on investments. These differences are primarily due to recognition of certain foreign currency gain (losses) as ordinary income (loss), passive foreign investment companies (“PFICs”) and redemptions-in-kind. For the fiscal year ended May 31, 2017, the adjustments were as follows:

Undistributed Net Investment Income (Loss)	Undistributed Capital Gains (Accumulated Losses)	Pain-in Capital
$(6,810,431)	$307,246,576	$(300,436,145)

Foreign Taxes    The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are

28

DBX ETF Trust

Notes to Financial Statements (Continued)

recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in their Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of May 31, 2017, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Fund is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at year end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Fund may lend securities to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended May 31, 2017, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of May 31, 2017 the Fund invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.12% annualized effective rate as of May 31, 2017) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of May 31, 2017, the Fund had securities on loan, which were classified as common stock in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Derivatives

Forward Foreign Currency Exchange Contracts    The Fund may enter into forward foreign currency exchange contracts (“forward currency contracts”) designed to offset the Fund’s exposure to non-U.S. currencies. In addition, the Fund may enter into forward currency contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the year ended May 31, 2017, the Fund invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a

29

DBX ETF Trust

Notes to Financial Statements (Continued)

foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

A summary of the open forward currency contracts as of May 31, 2017 is included in a table following the Fund’s Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the Fund had to the value of non U.S currencies during the year ended May 31, 2017.

Futures Contracts    The Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. The Fund will not use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended May 31, 2017, the Fund utilized futures in order to simulate investment in the Fund’s Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of May 31, 2017 is included in a table following the Fund’s Schedule of Investments.

The following table summarizes the value of the Fund’s derivative instruments held as of May 31, 2017 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value

Equity contracts	Unrealized appreciation on futures contracts	$5,908,220	Unrealized depreciation on futures contracts	$1,237,175
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	21,152,611	Unrealized depreciation on forward foreign currency exchange contracts	130,168,682

	Total	$27,060,831	Total	$131,405,857

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Fund’s earnings during the year ended May 31, 2017 and the related location in the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures — Equity Contracts	Foreign Exchange Contracts	Total
$9,286,004	$581,939,020	$591,225,024

30

DBX ETF Trust

Notes to Financial Statements (Continued)

Net Change in Unrealized Appreciation (Depreciation) on:

Futures — Equity Contracts	Foreign Exchange Contracts	Total
$4,828,845	$(453,335,603)	$(448,506,758)

For the year ended May 31, 2017 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)	Forward Foreign Currency Exchange Contracts (Contract Value)
$72,299,306	$(8,658,575,679)

As of May 31, 2017, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Funds may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Goldman Sachs & Co.	$1,870,134	$(1,870,134)	$—	$—	$15,114,328	$(1,870,134)	$—	$13,244,194
JP Morgan & Chase Co.	5,453,932	(5,453,932)	—	—	28,031,585	(5,453,932)	—	22,577,653
RBC Capital Markets	4,079,989	(4,079,989)	—	—	41,865,163	(4,079,989)	—	37,785,174
The Bank of New York Mellon	2,882,379	(2,882,379)	—	—	17,488,045	(2,882,379)	—	14,605,666
The Bank of Nova Scotia	6,866,177	(6,866,177)	—	—	27,669,561	(6,866,177)	(16,730,000)	4,073,384

	$21,152,611	$(21,152,611)	$—	$—	$130,168,682	$(21,152,611)	$(16,730,000)	$92,286,071

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Fund, subject to the supervision of the Fund’s Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Fund to operate.

Prior to December 9, 2016, TDAM USA Inc. (“TDAM”) served as investment sub-advisor to the Fund and was responsible for day-to-day management of the Fund, subject to the replication strategy for the Fund with regard to its underlying index and for general administration, compliance and management services as may have been agreed between the Advisor and TDAM from time to time. Effective December 9, 2016, as approved by the Board of Trustees of DBX ETF Trust, the Advisor assumed the day-to-day management of the Fund.

For its investment advisory services to the Fund, the Advisor is entitled to receive a unitary management fee from the Fund based on the Fund’s daily average net assets, computed and accrued daily and payable monthly, at an annual rate equal to 0.35%.

Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the payments to the sub-advisor, the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. The Fund is responsible for the payment of interest expense, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

31

DBX ETF Trust

Notes to Financial Statements (Continued)

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for the Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Audit Committee and Lead Independent Trustee (Chairman of the Board of Trustees effective November 16, 2016); and attendance fees to each member of the Audit Committee (which is comprised of all of the Fund’s Independent Trustees).

4. Transactions with Affiliates

The Advisor is an indirect wholly-owned subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund. Deutsche Bank AG is owned by the Fund in proportion with Deutsche Bank AG’s representation in the DBEF index. A summary of the Funds’ transactions with Deutsche Bank AG securities during the year ended May 31, 2017 is as follows:

	Value ($) at 5/31/16	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income ($)	Value ($) at 5/31/17
Deutsche Bank AG	24,253,079	1,978,898	(9,537,554)	(10,122,012)	268,580	21,939,319

5. Investment Portfolio Transactions

For the year ended May 31, 2017, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	Sales
$1,230,591,328	$1,352,812,210

For the year ended May 31, 2017, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Purchases	Sales
$238,492,541	$4,663,305,570

6. Fund Share Transactions

As of May 31, 2017, there were unlimited Fund shares, no par value authorized by the Trust. Fund shares are issued and redeemed by the Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

32

DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To Board of Trustees and Shareholders of

DBX ETF Trust:

We have audited the accompanying statement of assets and liabilities of Deutsche X-trackers MSCI EAFE Hedged Equity ETF (the “Fund” within DBX ETF Trust), including the schedule of investments, as of May 31, 2017, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Deutsche X-trackers MSCI EAFE Hedged Equity ETF at May 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

New York, New York

July 26, 2017

33

DBX ETF Trust

Trustees and Officers (Unaudited)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Independent Trustees
Stephen R. Byers (1953) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Board and Member of the Audit and Nominating Committees; formerly, Lead Independent Trustee	Trustee since 2011 (Chairman of the Board since 2016; formerly, Lead Independent Trustee, 2015-2016)	Independent Director (2011-present); Independent Consultant (2014-present); formerly, Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer (2002-2006).	35	The Arbitrage Funds; Sierra Income Corporation; Mutual Fund Directors Forum.
George O. Elston (1964) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Audit Committee and Member of the Nominating Committee	Trustee since 2011 (Chairman of the Audit Committee since 2015)	Chief Executive Officer, 2X Oncology, Inc. (2017-present); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	35
J. David Officer (1948) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Nominating Committee and Member of the Audit Committee	Trustee since 2011 (Chairman of the Nominating Committee since 2015)	Independent Director (2010-present); formerly, Vice Chairman, the Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	35	Ilex Partners (Asia), LLC; Old Westbury Funds.

34

DBX ETF Trust

Trustees and Officers (Unaudited) (Continued)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustee
Michael Gilligan (1966) 345 Park Avenue New York, New York 10154	Trustee Treasurer, Chief Financial Officer and Controller	Trustee since 2016; Treasurer, Chief Financial Officer and Controller since 2010	Director in the Finance Division at Deutsche Bank AG (2008-present); Manager, Treasurer and Chief Financial Officer of the Adviser (2010-present); Chief Financial Officer of Global Passive Asset Management Platform (2012-present).	35	The Adviser, DBX Strategic Advisors LLC and DB Commodity Services LLC

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Freddi Klassen (1975) 345 Park Avenue New York, New York 10154	President and Chief Executive Officer	Since 2016	Director in the Deutsche Asset Management Division at Deutsche Bank AG and Chief Operating Officer in the Americas for the Passive Asset Management Department (2014-present) and Trading and Product Development teams (2016-present); Manager and Chief Operating Officer of the Adviser (2016-present); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013-2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).
Fiona Bassett (1974) 345 Park Avenue New York, New York 10154	Chief Operating Officer	Since 2014	Managing Director in the Deutsche Asset Management Passive Asset Management Group at Deutsche Bank AG and Head of Passive Americas Asset Management Platform (2014-present); Manager and Chief Executive Officer and Chief Investment Officer of the Adviser (2014-present); Managing Director, COO Global Key Projects and Integration at Deutsche Asset Management (2012-2014); Managing Director at Deutsche Bank AG (2004-2012).
Frank Gecsedi (1967) 60 Wall Street New York, New York 10005	Chief Compliance Officer	Since 2010	Director in the Deutsche Asset Management Compliance Department (2016-present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Adviser (2010-present); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010-2012).

35

DBX ETF Trust

Trustees and Officers (Unaudited) (Continued)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Bryan Richards (1978) 345 Park Avenue New York, New York 10154	Vice President	Since 2016	Director in the Deutsche Asset Management Division at Deutsche Bank A.G. and has served as a Portfolio Manager in the Passive Asset Management business since 2011. Also at Deutsche Bank, Mr. Richards served as the primary portfolio manager for the PowerShares DB Commodity ETFs until their sale in 2015.
Leslie Lowenbraun (1953) 60 Wall Street New York, New York 10005	Secretary	Since 2016	Vice President in U.S. Retail Passive Legal of Deutsche Asset Management at Deutsche Bank AG (2014-present); Counsel at Skadden, Arps, Slate, Meagher & Flom LLP (2005-2014).

Each Trustee serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Funds’ SAI includes additional information about the Funds’ Trustees and is available by calling 855-329-3837, or on the Company’s website at www.deutsche-etfs.com.

36

DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contract (Unaudited)

Deutsche X-trackers MSCI EAFE Hedged Equity ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 14, 2017, the Trustees, including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Deutsche X-trackers MSCI EAFE Hedged Equity ETF (the “Fund”). The Independent Trustees were advised throughout the review and meetings by Independent Trustee Counsel.

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Fund and its shareholders; (2) the financial resources of DBX Advisors LLC (“DBX” or the “Adviser”) and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Adviser from its relationship with the Fund; (5) the extent to which economies of scale have been realized, and if the Fund’s shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Adviser.

The Board reached a determination, with the assistance of Trust Counsel and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of the Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided by the Adviser under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Adviser continuously during the prior year, in addition to the information the Adviser had provided in response to the Board’s requests prior to this meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management.

The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Adviser or one of its Deutsche Bank affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Fund’s operations. The Board also considered that in addition to managing the Fund’s portfolio directly, the Adviser provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Fund. The Trustees took into consideration that tracking error for the Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Adviser, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Fund’s service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Fund. The Board also considered the expertise of the Adviser in supervising third party service providers to the Fund, such as the administrator and the custodian, noting the Adviser’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Adviser, which supports the Fund’s compliance program.

37

DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contract (Unaudited) (Continued)

Adviser’s Financial Resources.    In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Adviser has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared the Fund’s advisory fee to that of other pertinent exchange-traded funds (“ETFs”) and noted that the Fund’s fee is competitive with the fees of its peer group. The Board agreed that it was familiar with the Adviser’s methodology for selecting the Fund’s peer group and believed that the Fund’s peer group was appropriate. The Board considered that the fee for the Fund is a unitary fee pursuant to which the Adviser pays all of the Fund’s costs. The Board also considered that the Fund’s portfolio is managed on a day-to-day basis by the Adviser and that the Adviser also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Fund. Based on its review, the Board concluded that the advisory fee for the Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Adviser in developing and rendering services provided to the Fund and the information provided by the Adviser to the Board regarding the Fund’s profitability. The Board considered that the Adviser had provided extensive information about the Adviser’s profitability and the Adviser’s methodology in determining profitability. While the Adviser had provided information about the Adviser’s expenses relating to marketing the Fund, the Board considered the Adviser’s profitability without accounting for such expenses. The Board determined that, although the Fund was profitable as of this time, the Adviser’s profitability with respect to the Fund was not excessive. The Board considered whether the Adviser would benefit in other ways from its relationships with the Fund and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Fund.

Economies of Scale.    The Board considered that the Fund had attracted a substantial amount of assets, but determined that the Fund was not experiencing economies of scale beyond what was reflected in the Fund’s unitary fee, which the Board noted was very competitive. The Board determined to revisit this matter after the Fund had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

38

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.deutsche-etfs.com (click on “proxy voting” at the bottom of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about the Fund’s portfolio holdings is available daily at www.deutsche-etfs.com.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.deutsche-etfs.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its fiscal year ended May 31, 2017.

Qualified Dividend Income*
91%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

The Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

Gross Foreign Income	Foreign Taxes Paid
$290,069,895	$13,472,640

39

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.deutsche-etfs.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

40

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

Carefully consider a Fund’s investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Fund’s prospectus, which may be obtained by calling 1-855-DBX-ETFS (1-855-329-3837), or by viewing or downloading a prospectus at www.deutsche-etfs.com. Read the prospectus carefully before investing.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the fund. See the prospectus for details.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX and any related funds.

Copyright © 2017 Deutsche Bank AG. All rights reserved. Deutsche X-trackers® is a registered trademark of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 60 Wall Street New York, NY 10005	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-38753-3 (7/17) DBX 002745 (7/18)

May 31, 2017

Annual Report

DBX ETF Trust

Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF (EMIH)

Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF (HYIH)

Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF (IGIH)

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF (RVNU)

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (HDAW)

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF (HDEF)

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (HDEE)

Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF (HDEZ)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this annual report for our eight ETFs tracking the fixed income and equity dividend markets for the fiscal year ended May 31, 2017.

The global economy continued to strengthen, with volatility subsiding despite several political risks in the form of Britain’s decision to exit the Eurozone and the U.S. and European elections. The U.S. Federal Reserve Board (FRB), encouraged by underlying strength in the U.S. economy, raised its target for short-term interest rates twice during the reporting period. On the other hand, the European Central Bank (ECB) reiterated its stance on continuing monetary easing to support the European economy, in spite of improving inflation, employment, and growth data. The Bank of Japan (BOJ) continued its quantitative easing1 program, with yield curve control, in an attempt to avoid deflation.

Global equities, as measured by the MSCI ACWI Index2, rose to multi-year highs in the reporting period. In the U.S., initial confidence surrounding President Trump’s administrative economic policies faded, as challenges in policy execution and concerns about protectionist policies took center stage. Meanwhile, performance of European equities was strong on positive corporate earnings, combined with relief after Macron’s win in the French presidential election. Elsewhere, Emerging Markets (EM) persistently outperformed Developed Markets (DM), a trend that has now lasted almost a year, despite weak commodity prices.

Fixed income markets experienced mixed performance, as the FRB took steps to ease the accommodative monetary policy. Over the reporting period, the treasury yield curve witnessed an upward shift on the back of higher inflation and gross domestic product expectations. With improving labor market conditions and firming inflation indicators, the FRB’s stance turned less accommodative in an effort towards policy normalization, increasing the probability of further rate hikes during the year. At the same time, corporate bonds performed positively, reflecting confidence in the U.S. economy, with high-yield and investment-grade spreads narrowing to their lowest levels in the past 10 years. In the Eurozone, bond yields inched higher owing to an improvement in domestic nominal growth prospects and spillover effects from the U.S. However, spreads on French bonds, which peaked during the year, narrowed sharply as fears of a French withdrawal from the European Union abated following the French election results. EM bonds also performed positively as EM economies continued to grow in an environment of low interest rates and accommodative monetary policies.

Municipal bonds bounced back, despite a challenging end to 2016, due to uncertainty surrounding the U.S. presidential election. Improved demand-supply dynamics and falling municipal yields supported a strong recovery in municipal bond markets. Proposed changes to the U.S. tax policy were observed closely, as markets were mixed about its potential impact on municipal bond demand.

Monetary policies continue to diverge in 2017, with the U.S. already ahead in reducing the degree of policy accommodation. The ECB and BOJ continue their support in strengthening economies. Despite the deviation in policies, the central theme is a gradual move toward normalization. Meanwhile, global growth and inflation are expected to accelerate and sovereign rates may rise modestly, providing various opportunities for fixed income investments.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Quantitative easing is an unconventional monetary policy tool, in which a central bank conducts broad-based asset purchases.

2 MSCI ACWI Index captures large- and mid-cap representation across 23 DM and 23 EM countries. With 2,476 constituents, the index covers approximately 85% of the global investable equity opportunity set.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

This Page is Intentionally Left Blank

2

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited)

Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF

The Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF (EMIH) seeks to track the performance, before fees and expenses, of the Solactive Emerging Markets Bond — Interest Rate Hedged Index (the EMIH Index). The EMIH Index provides exposure to USD-denominated government debt issued by emerging market countries, while mitigating any rising Treasury interest rate risk. For the 12-month period ended May 31, 2017, EMIH shares returned 9.61%, compared to the EMIH Index return of 9.19%.

Most of the countries contributed positively to performance, with the exception of Egypt, Sri Lanka, Kazakhstan, and South Africa. The most significant positive contribution to performance came from exposure to Brazil, Ecuador, Mexico, and Uruguay. The Fund entered into futures contracts during the period to seek to mitigate the potential negative impact of rising Treasury interest rates on the performance of the Fund’s long bond investments. The interest rate hedging strategy contributed positively to performance.

Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF

The Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF (HYIH) seeks to track the performance, before fees and expenses, of the Solactive High Yield Corporate Bond — Interest Rate Hedged Index (the HYIH Index). The HYIH Index provides exposure to a basket of liquid USD-denominated high-yield corporate bonds while mitigating any rising Treasury interest rate risk. For the 12-month period ended May 31, 2017, HYIH shares returned 11.40%, compared to the HYIH Index return of 11.72%.

The Technology sector was the primary positive contributor to performance, while Materials contributed negatively. The Fund entered into futures contracts during the period to seek to mitigate the potential negative impact of rising Treasury interest rates on the performance of the Fund’s long bond investments. The interest rate hedging strategy contributed negatively to performance.

Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF

The Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF (IGIH) seeks to track the performance, before fees and expenses, of the Solactive Investment Grade Bond — Interest Rate Hedged Index (the IGIH Index). The IGIH Index provides exposure to a basket of liquid USD-denominated Investment Grade corporate bonds while mitigating any rising Treasury interest rate risk. For the 12-month period ended May 31, 2017, IGIH shares returned 4.79%, compared to the IGIH Index return of 4.62%.

The Financials and Industrials sectors were the primary positive contributors to performance. Within Financials, Banking and Finance companies were the largest positive contributors. The Fund entered into futures contracts during the period to seek to mitigate the potential negative impact of rising Treasury interest rates on the performance of the Fund’s long bond investments. The interest rate hedging strategy contributed positively to performance.

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF

The Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF (RVNU) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Municipal Infrastructure Revenue Bond Index (the RVNU Index). The RVNU Index is designed to track returns of the segment of the US long-term tax-exempt bond market that consists of infrastructure revenue bonds. For the 12-month period ended May 31, 2017, RVNU shares returned 0.77%, compared to the RVNU Index return of 1.12%.

The NY Metropolitan Transportation Authority was the major positive contributor to performance, while LA Department of Water and Power contributed negatively to performance.

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF

The Deutsche X-trackers MSCI All World ex-US High Dividend Yield Hedged Equity ETF (HDAW) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex-USA High Dividend Yield US Dollar Hedged Index (the HDAW Index). The HDAW Index is designed to give investors exposure to equity securities across developed and emerging market countries (excluding the United States), with higher dividend income and quality characteristics than average dividend yields of equities in its parent index, where such higher dividend income and quality characteristics are both sustainable and persistent,

3

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited) (Continued)

while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and select non-U.S. currencies. For the 12-month period ended May 31, 2017, HDAW shares returned 18.17%, compared to the HDAW Index return of 19.02%.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Health Care, and Materials. Telecommunication Services was the only negative contributor to performance. From a geographical perspective, the U.K., China, and France were the main positive contributors, while Zambia, Mexico, and Sweden contributed negatively to performance. The Fund entered into forward foreign currency exchange contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed positively to performance.

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF

The Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF (HDEF) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE High Dividend Yield US Dollar Hedged Index (the HDEF Index). The HDEF Index is designed to give investors exposure to equity securities in developed international stock markets, with higher dividend income and quality characteristics than average dividend yields of equities in its parent index, where such higher dividend income and quality characteristics are both sustainable and persistent, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and select non-U.S. currencies. For the 12-month period ended May 31, 2017, the HDEF shares returned 18.93%, compared to the HDEF Index return of 19.60%.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Health Care, and Materials. Telecommunication Services was the only negative contributor to performance. From a geographical perspective, the U.K., Germany, and France contributed positively to performance. The Fund entered into forward foreign currency exchange contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed positively to performance.

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF

The Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (HDEE) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Emerging Markets High Dividend Yield US Dollar Hedged Index (the HDEE Index). The HDEE index is designed to give investors exposure to equity securities in the global emerging markets countries, with higher dividend income and quality characteristics than average dividend yields of equities in its parent index, where such higher dividend income and quality characteristics are both sustainable and persistent, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and select non-U.S. currencies. For the 12-month period ended May 31, 2017, HDEE shares returned 12.23%, compared to the HDEE Index return of 14.12%.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Information Technology, and Energy. Health Care was the only negative contributor to performance. From a geographical perspective, Taiwan and China contributed positively. The Fund entered into forward foreign currency exchange contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed negatively to performance.

Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF

The Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF (HDEZ) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EMU High Dividend Yield US Dollar Hedged Index (the HDEZ Index). The HDEZ Index is designed to give investors exposure to equity securities in the Eurozone, with higher dividend income and quality characteristics than average dividend yields of equities in its parent index, where such higher dividend income and quality characteristics are both sustainable and persistent, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the Euro. For the 12-month period ended May 31, 2017, HDEZ shares returned 17.45%, compared to the HDEZ Index return of 18.00%.

4

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited) (Continued)

All sectors and countries contributed positively to performance. Financials, Consumer Discretionary, and Materials were the main sectors that contributed to positive performance. Germany, France, and Finland were the main countries contributing to positive performance. The Fund entered into forward foreign currency exchange contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed negatively to performance.

*************************

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance data visit www.deutsche-etfs.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 6-21 of this report for additional performance information, including performance data based on market value.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

5

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF (EMIH)

The Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Emerging Markets Bond — Interest Rate Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of a basket of U.S. dollar denominated emerging markets bonds and is comprised of (a) long positions in U.S. dollar-denominated government debt issued by emerging market countries and (b) short positions in U.S. Treasury Securities of, in aggregate, approximate equivalent duration to the emerging markets bonds. It is not possible to invest directly into an index.

Performance as of 5/31/17

Average Annual Total Return
	Net Asset Value	Market Value	Solactive Emerging Markets Bond — Interest Rate Hedged Index	Solactive Emerging Markets Bond Index (Long only component)
One Year	9.61%	9.43%	9.19%	8.52%
Since Inception[1]	5.15%	5.20%	4.76%	6.49%

Cumulative Total Returns
	Net Asset Value	Market Value	Solactive Emerging Markets Bond — Interest Rate Hedged Index	Solactive Emerging Markets Bond Index (Long only component)
One Year	9.61%	9.43%	9.19%	8.52%
Since Inception[1]	11.95%	12.09%	11.03%	15.20%

1 Total returns are calculated based on the commencement of operations, 3/3/15 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 30, 2016, was 0.50%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

6

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF (EMIH) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 3/3/15.

Country Diversification* as of 5/31/17

Russia	6.6%
Turkey	5.8%
Colombia	5.7%
Ukraine	5.7%
Peru	5.7%
Philippines	5.5%
South Africa	5.2%
Poland	5.1%
Hungary	4.9%
Brazil	4.7%
Qatar	4.6%
Mexico	4.6%
Indonesia	4.5%
Uruguay	3.7%
Croatia	3.7%
Kazakhstan	3.7%
Sri Lanka	3.6%
Egypt	3.6%
Romania	3.2%
Ecuador	3.2%
Panama	2.1%
Other	4.6%

Total	100.0%

Modified duration as of 5/31/17: 0.0 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

Quality* as of 5/31/17

Description	% of Market Value
AA	4.9%
A	18.0%
BBB	40.2%
BB	21.8%
B	13.2%
CCC	1.9%

Total	100%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 24.

7

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF (HYIH)

The Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive High Yield Corporate Bond — Interest Rate Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds and is comprised of (a) long positions in U.S. dollar denominated high yield corporate bonds and (b) short positions in U.S. Treasury notes or bonds (“Treasury Securities”) of, in aggregate, approximate equivalent duration to the high yield bonds. It is not possible to invest directly into an index.

Performance as of 5/31/17

Average Annual Total Return
	Net Asset Value	Market Value	Solactive High Yield Corporate Bond — Interest Rate Hedged Index	Solactive High Yield Corporate Bond Index (Long only component)
One Year	11.40%	11.39%	11.72%	12.08%
Since Inception[1]	2.61%	2.68%	3.35%	5.10%

Cumulative Total Returns
	Net Asset Value	Market Value	Solactive High Yield Corporate Bond — Interest Rate Hedged Index	Solactive High Yield Corporate Bond Index (Long only component)
One Year	11.40%	11.39%	11.72%	12.08%
Since Inception[1]	5.96%	6.13%	7.69%	11.84%

1 Total returns are calculated based on the commencement of operations, 3/3/15 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 30, 2016, was 0.45%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

8

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF (HYIH) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 3/3/15.

Sector Diversification* as of 5/31/17

Communications	24.3%
Consumer, Non-cyclical	15.8%
Energy	13.1%
Consumer, Cyclical	11.6%
Industrial	10.0%
Financial	9.6%
Technology	6.3%
Basic Materials	5.2%
Utilities	3.7%
Diversified	0.4%

Total	100.0%

Modified duration as of 5/31/17: 0.0 years Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

Quality* as of 5/31/17

% of Market Value
BBB	10.3%
BB	47.7%
B	35.3%
CCC	6.7%
CC	0.0%

Total	100%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or

Standard & Poor’s Corporation (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of 5/31/17

United States	85.8%
United Kingdom	5.0%
Canada	4.1%
France	2.1%
Luxembourg	2.0%
Ireland	0.5%
Cayman Islands	0.5%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 27.

9

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF (IGIH)

The Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Investment Grade Bond — Interest Rate Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of a basket of U.S. dollar denominated investment grade liquid corporate bonds. The Underlying Index is comprised of (a) long positions in U.S. dollar denominated investment-grade corporate bonds and (b) short positions in U.S. Treasury Securities of, in aggregate, approximate equivalent duration to the investment-grade corporate bonds. It is not possible to invest directly into an index.

Performance as of 5/31/17

Average Annual Total Return
	Net Asset Value	Market Value	Solactive Investment Grade Bond — Interest Rate Hedged Index	Solactive Investment Grade Bond Index (Long only component)
One Year	4.79%	5.57%	4.62%	4.02%
Since Inception[1]	1.62%	2.08%	1.63%	3.51%

Cumulative Total Returns
	Net Asset Value	Market Value	Solactive Investment Grade Bond — Interest Rate Hedged Index	Solactive Investment Grade Bond Index (Long only component)
One Year	4.79%	5.57%	4.62%	4.02%
Since Inception[1]	3.67%	4.74%	3.70%	8.06%

1 Total returns are calculated based on the commencement of operations, 3/3/15 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 30, 2016, was 0.25%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

10

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF (IGIH) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 3/3/15.

Sector Diversification* as of 5/31/17

Financial	31.6%
Consumer, Non-cyclical	20.7%
Communications	13.3%
Energy	9.4%
Technology	8.9%
Consumer, Cyclical	7.7%
Industrial	5.2%
Basic Materials	1.8%
Utilities	1.4%

Total	100.0%

Modified duration as of 5/31/17: 0.1 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

Quality* as of 5/31/17

Description	% of Market Value
AAA	2.8%
AA	16.1%
A	39.3%
BBB	41.8%

Total	100%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of 5/31/17

United States	79.4%
United Kingdom	7.9%
Netherlands	3.7%
Luxembourg	2.7%
France	2.0%
Canada	1.4%
Australia	1.3%
Ireland	0.8%
Japan	0.8%

Total	100.0%

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 32.

11

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF (RVNU)

The Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Municipal Infrastructure Revenue Bond Index (the “Underlying Index”). The Underlying Index is designed to track the returns of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds. The S&P Municipal Bond Revenue Index consists of bonds in the S&P Municipal Bond Index that are classified as Revenue Bonds. It is not possible to invest directly into an index.

Performance as of 5/31/17

Average Annual Total Return
	Net Asset Value	Market Value	Solactive Municipal Infrastructure Revenue Bond Index	S&P Municipal Bond Revenue Index
One Year	0.77%	-0.16%	1.12%	1.91%
Since Inception[1]	4.71%	4.62%	4.87%	4.00%

Cumulative Total Returns
	Net Asset Value	Market Value	Solactive Municipal Infrastructure Revenue Bond Index	S&P Municipal Bond Revenue Index
One Year	0.77%	-0.16%	1.12%	1.91%
Since Inception[1]	20.15%	19.76%	20.93%	16.94%

1 Total returns are calculated based on the commencement of operations, 6/4/13 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 30, 2016, was 0.30%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

12

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF (RVNU) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 6/4/13.

Sector Diversification* as of 5/31/17

Transportation	34.1%
Water	21.8%
Power	15.3%
General	13.0%
Airport	10.2%
Utilities	2.8%
Education	2.0%
Development	0.8%

Total	100.0%

Modified duration as of 5/31/17: 6.2 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

Quality* as of 5/31/17

Description	% of Market Value
AAA	17.6%
AA	51.5%
A	29.3%
BBB	1.6%

Total	100%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 36.

13

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (HDAW)

The Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA High Dividend Yield US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the United States) in its parent index, the MSCI ACWI ex USA Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies. It is not possible to invest directly into an index.

Performance as of 5/31/17

Average Annual Total Return
	Net Asset Value	Market Value	MSCI ACWI ex USA High Dividend Yield US Dollar Hedged Index	MSCI ACWI ex US Index
One Year	18.17%	17.67%	19.02%	18.24%
Since Inception[1]	5.58%	5.47%	6.09%	5.05%

Cumulative Total Returns
	Net Asset Value	Market Value	MSCI ACWI ex USA High Dividend Yield US Dollar Hedged Index	MSCI ACWI ex US Index
One Year	18.17%	17.67%	19.02%	18.24%
Since Inception[1]	10.29%	10.10%	11.27%	9.30%

1 Total returns are calculated based on the commencement of operations, 8/12/15 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 30, 2016, was 0.45%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

14

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (HDAW) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 8/12/15.

Sector Diversification* as of 5/31/17

Financials	35.5%
Consumer Discretionary	10.4%
Consumer Staples	8.9%
Energy	8.6%
Materials	8.2%
Health Care	7.0%
Utilities	5.9%
Information Technology	5.2%
Telecommunication Services	5.0%
Industrials	3.6%
Real Estate	1.7%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/17 (30.5% of Net Assets)

Description	% of Net Assets
British American Tobacco PLC (United Kingdom)	4.3%
TOTAL SA (France)	4.0%
Sanofi (France)	3.7%
Royal Bank of Canada (Canada)	3.3%
Allianz SE (Germany)	2.8%
BASF SE (Germany)	2.8%
AstraZeneca PLC (United Kingdom)	2.8%
Daimler AG (Germany)	2.3%
China Construction Bank Corp. (China)	2.3%
Bank of Nova Scotia (Canada)	2.2%

Country Diversification* as of 5/31/17

United Kingdom	18.2%
Canada	13.2%
France	10.5%
Germany	10.2%
Taiwan	6.6%
China	6.5%
Australia	4.8%
Hong Kong	3.6%
Switzerland	3.1%
Japan	3.0%
Singapore	2.9%
South Africa	2.8%
Finland	2.2%
Russia	2.0%
Other	10.4%

Total	100.0%

* As a percent of total investments excluding exchange-traded fund and securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 39.

15

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF (HDEF)

The Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE High Dividend Yield US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in developed international stock markets in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies. It is not possible to invest directly into an index.

Performance as of 5/31/17

Average Annual Total Return
	Net Asset Value	Market Value	MSCI EAFE High Dividend Yield US Dollar Hedged Index	MSCI EAFE Index
One Year	18.93%	19.16%	19.60%	16.44%
Since Inception[1]	6.94%	7.15%	7.41%	3.70%

Cumulative Total Returns
	Net Asset Value	Market Value	MSCI EAFE High Dividend Yield US Dollar Hedged Index	MSCI EAFE Index
One Year	18.93%	19.16%	19.60%	16.44%
Since Inception[1]	12.89%	13.27%	13.77%	6.78%

1 Total returns are calculated based on the commencement of operations, 8/12/15 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 30, 2016, was 0.45%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

16

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF (HDEF) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 8/12/15.

Sector Diversification* as of 5/31/17

Financials	25.3%
Consumer Discretionary	14.7%
Materials	11.0%
Consumer Staples	10.2%
Health Care	9.9%
Utilities	9.5%
Energy	5.9%
Industrials	5.6%
Telecommunication Services	4.0%
Information Technology	2.1%
Real Estate	1.8%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/17 (42.1% of Net Assets)

Description	% of Net Assets
British American Tobacco PLC (United Kingdom)	5.0%
Allianz SE (Germany)	5.0%
Sanofi (France)	5.0%
BASF SE (Germany)	4.9%
TOTAL SA (France)	4.9%
AstraZeneca PLC (United Kingdom)	4.9%
Daimler AG (Germany)	4.0%
AXA SA (France)	2.9%
Rio Tinto PLC (United Kingdom)	2.8%
National Grid PLC (United Kingdom)	2.7%

Country Diversification* as of 5/31/17

United Kingdom	29.0%
Germany	19.6%
France	14.6%
Australia	7.2%
Switzerland	5.4%
Hong Kong	5.3%
Finland	3.8%
Singapore	3.7%
Japan	2.9%
Spain	2.1%
Other	6.4%

Total	100.0%

* As a percent of total investments excluding exchange-traded fund and securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 47.

17

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (HDEE)

The Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Emerging Markets High Dividend Yield US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in the global emerging markets in its parent index, the MSCI Emerging Markets Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected emerging market currencies. It is not possible to invest directly into an index.

Performance as of 5/31/17

Average Annual Total Return
	Net Asset Value	Market Value	MSCI Emerging Markets High Dividend Yield US Dollar Hedged Index	MSCI Emerging Markets Index
One Year	12.23%	12.37%	14.12%	27.41%
Since Inception[1]	-0.49%	-0.29%	0.18%	10.00%

Cumulative Total Returns
	Net Asset Value	Market Value	MSCI Emerging Markets High Dividend Yield US Dollar Hedged Index	MSCI Emerging Markets Index
One Year	12.23%	12.37%	14.12%	27.41%
Since Inception[1]	-0.88%	-0.52%	0.33%	18.77%

1 Total returns are calculated based on the commencement of operations, 8/12/15 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 30, 2016, was 0.65%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

18

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (HDEE) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 8/12/15.

Sector Diversification* as of 5/31/17

Financials	38.4%
Information Technology	13.9%
Energy	10.5%
Consumer Staples	9.1%
Consumer Discretionary	7.1%
Telecommunication Services	6.4%
Real Estate	4.4%
Materials	3.7%
Industrials	3.1%
Utilities	2.4%
Health Care	1.0%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/17 (31.4% of Net Assets)

Description	% of Net Assets
Hon Hai Precision Industry Co. Ltd. (Taiwan)	5.0%
Industrial & Commercial Bank of China Ltd. (China)	5.0%
China Construction Bank Corp. (China)	4.9%
Bank of China Ltd. (China)	4.6%
Ambev SA (Brazil)	3.2%
Gazprom PJSC (Russia)	2.5%
Standard Bank Group Ltd. (South Africa)	1.7%
Chunghwa Telecom Co. Ltd. (Taiwan)	1.5%
LUKOIL PJSC (Russia)	1.5%
FirstRand Ltd. (South Africa)	1.5%

Country Diversification* as of 5/31/17

Taiwan	26.7%
China	21.6%
South Africa	10.0%
Brazil	8.4%
Russia	8.4%
Hong Kong	4.5%
Thailand	4.5%
South Korea	3.6%
United Arab Emirates	2.8%
Malaysia	2.1%
Other	7.4%

Total	100.0%

* As a percent of total investments excluding exchange-traded fund and securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 51.

19

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF (HDEZ)

The Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EMU High Dividend Yield US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities from countries in the European Monetary Union (the “EMU”), or the “Eurozone”, in its parent index, the MSCI EMU Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the euro. It is not possible to invest directly into an index.

Performance as of 5/31/17

Average Annual Total Return
	Net Asset Value	Market Value	MSCI EMU High Dividend Yield US Dollar Hedged Index	MSCI EMU Index
One Year	17.45%	17.40%	18.00%	21.58%
Since Inception[1]	7.78%	7.92%	7.97%	5.33%

Cumulative Total Returns
	Net Asset Value	Market Value	MSCI EMU High Dividend Yield US Dollar Hedged Index	MSCI EMU Index
One Year	17.45%	17.40%	18.00%	21.58%
Since Inception[1]	14.49%	14.75%	14.86%	9.82%

1 Total returns are calculated based on the commencement of operations, 8/12/15 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 30, 2016, was 0.45%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

20

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF (HDEZ) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 8/12/15.

Sector Diversification* as of 5/31/17

Financials	24.9%
Utilities	21.1%
Consumer Discretionary	19.6%
Industrials	11.9%
Energy	11.3%
Materials	7.7%
Telecommunication Services	2.1%
Consumer Staples	1.4%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/17 (48.3% of Net Assets)

Description	% of Net Assets
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	5.1%
UPM-Kymmene OYJ (Finland)	5.1%
Allianz SE (Germany)	5.0%
Sampo OYJ (Finland)	5.0%
AXA SA (France)	5.0%
TOTAL SA (France)	4.9%
Bayerische Motoren Werke AG (Germany)	4.8%
Atlantia SpA (Italy)	4.8%
Daimler AG (Germany)	4.7%
Snam SpA (Italy)	3.9%

Country Diversification* as of 5/31/17

Germany	26.6%
Finland	20.7%
France	19.5%
Spain	14.0%
Italy	12.5%
Luxembourg	3.4%
Portugal	3.3%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 57.

21

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the table are based on an investment of $1,000 invested at the beginning of the six month period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Deutsche X-trackers Emerging Markets Bond — Int Rate Hedged ETF
Actual	$1,000.00	$1,048.50	0.45%	$2.30
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	0.45%	$2.27
Deutsche X-trackers High Yield Corp Bond — Int Rate Hedged ETF
Actual	$1,000.00	$1,043.80	0.35%	$1.78
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	0.35%	$1.77
Deutsche X-trackers Investment Grade Bond — Int Rate Hedged ETF
Actual	$1,000.00	$1,018.40	0.25%	$1.26
Hypothetical (5% return before expenses)	$1,000.00	$1,023.68	0.25%	$1.26
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF
Actual	$1,000.00	$1,058.60	0.30%	$1.54
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.30%	$1.51
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF
Actual	$1,000.00	$1,105.90	0.45%	$2.36
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	0.45%	$2.27

22

DBX ETF Trust

Fees and Expenses (Unaudited) (Continued)

	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF
Actual	$1,000.00	$1,135.60	0.45%	$2.40
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	0.45%	$2.27
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF
Actual	$1,000.00	$1,064.10	0.65%	$3.34
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF
Actual	$1,000.00	$1,179.50	0.45%	$2.45
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	0.45%	$2.27

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

23

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF

May 31, 2017

	Principal Amount	Value
SOVEREIGN BONDS — 95.9%
Brazil — 4.5%
Brazilian Government International Bond 4.875%, 1/22/21 (a)	$110,000	$116,078
10.125%, 5/15/27	30,000	42,825
5.625%, 1/07/41	125,000	122,187

		281,090

Colombia — 5.5%
Colombia Government International Bond 2.625%, 3/15/23 (a)	200,000	194,750
8.125%, 5/21/24	25,000	31,894
6.125%, 1/18/41	100,000	115,700

		342,344

Croatia — 3.5%
Croatia Government International Bond 6.75%, 11/05/19, 144A	100,000	109,240
6.625%, 7/14/20, 144A	100,000	110,672

		219,912

Ecuador — 3.0%
Ecuador Government International Bond 7.95%, 6/20/24, 144A	200,000	190,000

Egypt — 3.4%
Egypt Government International Bond 7.50%, 1/31/27, 144A	200,000	212,318

El Salvador — 0.5%
El Salvador Government International Bond 7.65%, 6/15/35, 144A	30,000	28,125

Hungary — 4.7%
Hungary Government International Bond 6.375%, 3/29/21	50,000	56,530
5.75%, 11/22/23	70,000	80,028
5.375%, 3/25/24	106,000	119,452
7.625%, 3/29/41	26,000	38,719

		294,729

Indonesia — 4.3%
Indonesia Government International Bond 8.50%, 10/12/35, 144A	100,000	144,700
6.625%, 2/17/37, 144A	100,000	124,492

		269,192

Kazakhstan — 3.5%
Kazakhstan Government International Bond 5.125%, 7/21/25, 144A	200,000	219,298

Lebanon — 0.8%
Lebanon Government International Bond GMTN, 6.375%, 3/09/20	50,000	51,430

Lithuania — 1.8%
Lithuania Government International Bond 7.375%, 2/11/20, 144A	100,000	113,710

Mexico — 4.4%
Mexico Government International Bond 3.625%, 3/15/22	50,000	51,825
4.00%, 10/02/23	30,000	31,383

	Principal Amount	Value
Mexico (Continued)
Series A, MTN, 6.75%, 9/27/34	$10,000	$12,741
MTN, 4.75%, 3/08/44	120,000	119,280
5.55%, 1/21/45	35,000	38,841
5.75%, 10/12/10	20,000	20,470

		274,540

Panama — 2.0%
Panama Government International Bond 6.70%, 1/26/36	95,000	123,262

Peru — 5.5%
Peruvian Government International Bond 7.35%, 7/21/25	100,000	131,500
8.75%, 11/21/33	75,000	116,010
5.625%, 11/18/50	75,000	92,363

		339,873

Philippines — 5.3%
Philippine Government International Bond 10.625%, 3/16/25	125,000	191,830
9.50%, 2/02/30	85,000	135,778

		327,608

Poland — 4.9%
Poland Government International Bond 6.375%, 7/15/19	50,000	54,878
5.125%, 4/21/21	70,000	77,419
5.00%, 3/23/22	50,000	55,460
3.00%, 3/17/23 (a)	40,000	40,695
4.00%, 1/22/24	70,000	75,000

		303,452

Qatar — 4.5%
Qatar Government International Bond 9.75%, 6/15/30, 144A	90,000	145,846
6.40%, 1/20/40, 144A	100,000	132,000

		277,846

Romania — 3.1%
Romanian Government International Bond 4.375%, 8/22/23, 144A	10,000	10,645
4.875%, 1/22/24, 144A	86,000	94,155
6.125%, 1/22/44, 144A	70,000	88,428

		193,228

Russia — 6.3%
Russian Foreign Bond — Eurobond 4.875%, 9/16/23, 144A	200,000	217,405
12.75%, 6/24/28, 144A	100,000	177,471

		394,876

South Africa — 5.0%
South Africa Government International Bond 4.665%, 1/17/24	305,000	313,881

Sri Lanka — 3.4%
Sri Lanka Government International Bond 6.85%, 11/03/25, 144A	200,000	213,786

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF (Continued)

May 31, 2017

	Principal Amount	Value
Turkey — 5.6%
Turkey Government International Bond 7.00%, 6/05/20	$70,000	$76,937
7.375%, 2/05/25	55,000	64,383
11.875%, 1/15/30	20,000	32,199
8.00%, 2/14/34	80,000	100,695
7.25%, 3/05/38	60,000	71,601

		345,815

Ukraine — 5.5%
Ukraine Government International Bond 7.75%, 9/01/20, 144A	120,000	122,182
7.75%, 9/01/21, 144A	100,000	101,394
7.75%, 9/01/24, 144A	120,000	118,458

		342,034

Uruguay — 3.6%
Uruguay Government International Bond 4.50%, 8/14/24 (a)	15,000	16,170
7.625%, 3/21/36	30,000	39,900
5.10%, 6/18/50	165,000	166,403

		222,473

	Principal Amount	Value
Venezuela — 1.3%
Venezuela Government International Bond 9.25%, 9/15/27	$150,000	$79,500

TOTAL SOVEREIGN BONDS (Cost $5,843,908)		5,974,322

	Number of Shares
SECURITIES LENDING COLLATERAL — 3.6%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.74% (b)(c) (Cost $226,980)	226,980	226,980

TOTAL INVESTMENTS — 99.5% (Cost $6,070,888)†		$6,201,302
Other assets and liabilities, net — 0.5%		26,965

NET ASSETS — 100.0%		$6,228,267

†	The cost for federal income tax purposes was $6,176,236. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $25,066. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $125,715 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $100,649.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2017 amounted to $220,616, which is 3.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2017, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note	USD	2	$432,969	9/29/2017	$0
5-Year U.S. Treasury Note	USD	10	1,183,125	9/29/2017	55
10-Year Ultra U.S. Treasury Note	USD	4	542,938	9/20/2017	0
10-Year U.S. Treasury Note	USD	16	2,020,750	9/20/2017	(251)
Ultra Long U.S. Treasury Bond	USD	1	165,125	9/20/2017	31
U.S. Treasury Long Bond	USD	9	1,384,312	9/20/2017	70

			$5,729,219		$(95)

Currency Abbreviations

USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF (Continued)

May 31, 2017

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds (d)	$—	$5,974,322	$—	$5,974,322
Short-Term Investments	226,980	—	—	226,980
Derivatives (e)
Futures Contracts	156	—	—	156

TOTAL	$227,136	$5,974,322	$—	$6,201,458

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Futures Contracts	$(251)	$—	$—	$(251)

TOTAL	$(251)	$—	$—	$(251)

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the year ended May 31, 2017.

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF

May 31, 2017

	Principal Amount	Value
CORPORATE BONDS — 97.3%
Basic Materials — 5.1%
Chemicals — 2.1%
CF Industries, Inc. 3.45%, 6/01/23 (a)	$50,000	$46,937
Chemours Co. 6.625%, 5/15/23	50,000	53,620
Huntsman International LLC 4.875%, 11/15/20	106,000	112,890

		213,447

Mining — 3.0%
Anglo American Capital PLC, 144A 9.375%, 4/08/19	120,000	135,300
Freeport-McMoRan, Inc. 3.10%, 3/15/20 (a)	115,000	113,745
Teck Resources Ltd. 3.75%, 2/01/23 (a)	70,000	69,125

		318,170

Communications — 23.7%
Advertising — 1.3%
Acosta, Inc., 144A 7.75%, 10/01/22	100,000	85,000
Lamar Media Corp. 5.875%, 2/01/22	50,000	52,000

		137,000

Internet — 1.3%
Expedia, Inc. 5.95%, 8/15/20	40,000	44,073
Netflix, Inc. 5.875%, 2/15/25	80,000	88,000

		132,073

Media — 12.9%
CCO Holdings LLC / CCO Holdings Capital Corp. 5.375%, 5/01/25, 144A	80,000	84,900
5.75%, 2/15/26, 144A	40,000	42,850
Cequel Communications Holdings I LLC / Cequel Capital Corp., 144A 5.125%, 12/15/21	100,000	102,500
Charter Communications Operating LLC / Charter Communications Operating Capital 4.464%, 7/23/22	100,000	107,426
4.908%, 7/23/25	100,000	108,716
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/22	60,000	61,500
CSC Holdings LLC 6.75%, 11/15/21	111,000	123,071
DISH DBS Corp. 5.00%, 3/15/23	155,000	159,700
iHeartCommunications, Inc. 9.00%, 3/01/21	50,000	36,938
SFR Group SA, 144A 7.375%, 5/01/26	200,000	217,124

	Principal Amount	Value
Media (Continued)
Sirius XM Radio, Inc. 6.00%, 7/15/24, 144A	$35,000	$37,231
5.375%, 7/15/26, 144A	30,000	30,825
Univision Communications, Inc., 144A 5.125%, 2/15/25	45,000	44,606
Virgin Media Secured Finance PLC, 144A 5.50%, 1/15/25	200,000	206,750

		1,364,137

Telecommunications — 8.2%
CenturyLink, Inc. 6.75%, 12/01/23	65,000	69,712
CommScope Technologies LLC, 144A 6.00%, 6/15/25	26,000	27,760
Frontier Communications Corp. 7.125%, 1/15/23	73,000	63,601
11.00%, 9/15/25	60,000	56,400
Hughes Satellite Systems Corp. 5.25%, 8/01/26	45,000	46,406
Intelsat Jackson Holdings SA, 144A 8.00%, 2/15/24	100,000	108,188
Level 3 Communications, Inc. 5.75%, 12/01/22	151,000	157,418
Sprint Communications, Inc. 7.00%, 8/15/20	71,000	78,633
Sprint Corp. 7.625%, 2/15/25 (a)	100,000	115,250
T-Mobile USA, Inc. 6.50%, 1/15/26	125,000	138,281

		861,649

Consumer, Cyclical — 11.2%
Airlines — 0.5%
American Airlines Group, Inc., 144A 5.50%, 10/01/19 (a)	50,000	52,531

Auto Parts & Equipment — 1.5%
ZF North America Capital, Inc., 144A 4.75%, 4/29/25	150,000	158,438

Distribution/Wholesale — 0.4%
HD Supply, Inc., 144A 5.25%, 12/15/21	40,000	42,290

Entertainment — 2.2%
GLP Capital LP / GLP Financing II, Inc. 4.875%, 11/01/20	90,000	95,850
Regal Entertainment Group 5.75%, 3/15/22	88,000	92,180
Scientific Games International, Inc. 10.00%, 12/01/22	40,000	43,700

		231,730

Food Service — 0.5%
Aramark Services, Inc. 4.75%, 6/01/26	50,000	51,990

Home Builders — 1.0%
PulteGroup, Inc. 5.00%, 1/15/27	100,000	101,875

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF (Continued)

May 31, 2017

	Principal Amount	Value
Lodging — 1.7%
MGM Resorts International 6.625%, 12/15/21	$70,000	$78,750
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A 5.50%, 3/01/25 (a)	99,000	104,940

		183,690

Retail — 3.4%
1011778 BC ULC / New Red Finance, Inc., 144A 6.00%, 4/01/22	21,000	21,912
Dollar Tree, Inc. 5.75%, 3/01/23	98,000	104,272
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A 5.00%, 6/01/24	30,000	31,284
L Brands, Inc. 5.625%, 2/15/22	61,000	65,118
QVC, Inc. 4.375%, 3/15/23	40,000	40,574
Rite Aid Corp., 144A 6.125%, 4/01/23 (a)	99,000	98,708

		361,868

Consumer, Non-cyclical — 15.4%
Commercial Services — 3.0%
ADT Corp. 3.50%, 7/15/22	41,000	40,283
APX Group, Inc. 7.875%, 12/01/22	50,000	54,745
Hertz Corp. 6.75%, 4/15/19 (a)	23,000	23,077
Nielsen Finance LLC / Nielsen Finance Co., 144A 5.00%, 4/15/22	21,000	21,656
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A 9.25%, 5/15/23	50,000	54,792
RR Donnelley & Sons Co. 6.00%, 4/01/24 (a)	45,000	44,325
United Rentals North America, Inc. 5.50%, 7/15/25	71,000	75,100

		313,978

Cosmetics/Personal Care — 0.6%
Avon Products, Inc. 7.00%, 3/15/23	50,000	46,625
Edgewell Personal Care Co. 4.70%, 5/19/21	18,000	19,359

		65,984

Food — 0.4%
Post Holdings, Inc., 144A 5.00%, 8/15/26	45,000	45,394

	Principal Amount	Value
Healthcare-Products — 1.1%
Hologic, Inc., 144A 5.25%, 7/15/22	$20,000	$21,075
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 144A 5.50%, 4/15/25 (a)	105,000	96,862

		117,937

Healthcare-Services — 8.6%
Centene Corp. 5.625%, 2/15/21	100,000	104,688
CHS/Community Health Systems, Inc. 6.875%, 2/01/22 (a)	87,000	77,647
DaVita, Inc. 5.00%, 5/01/25	40,000	39,850
Envision Healthcare Corp., 144A 5.125%, 7/01/22	50,000	51,500
Fresenius Medical Care US Finance II, Inc., 144A 5.875%, 1/31/22	155,000	172,825
HCA, Inc. 6.50%, 2/15/20	80,000	88,100
7.50%, 2/15/22	133,000	153,615
HealthSouth Corp. 5.75%, 11/01/24	45,000	46,687
Kindred Healthcare, Inc. 6.375%, 4/15/22 (a)	50,000	48,938
Tenet Healthcare Corp. 8.125%, 4/01/22	80,000	84,600
6.75%, 6/15/23 (a)	35,000	34,907

		903,357

Pharmaceuticals — 1.7%
Endo Finance LLC, 144A 5.75%, 1/15/22	83,000	79,991
Valeant Pharmaceuticals International, 144A 6.375%, 10/15/20 (a)	104,000	98,280

		178,271

Diversified — 0.4%
Holding Companies-Diversified — 0.4%
HRG Group, Inc. 7.875%, 7/15/19	40,000	41,310

Energy — 12.7%
Coal — 0.4%
Murray Energy Corp., 144A 11.25%, 4/15/21	50,000	38,500

Oil & Gas — 9.7%
Antero Resources Corp. 5.375%, 11/01/21	102,000	105,315
California Resources Corp. 5.50%, 9/15/21	3,000	2,055
8.00%, 12/15/22, 144A	68,000	51,170
Cenovus Energy, Inc. 5.70%, 10/15/19	65,000	69,731

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF (Continued)

May 31, 2017

	Principal Amount	Value
Oil & Gas (Continued)
Chesapeake Energy Corp., 144A 8.00%, 12/15/22	$67,000	$72,695
Concho Resources, Inc. 5.50%, 4/01/23	106,000	110,107
Continental Resources, Inc. 3.80%, 6/01/24	30,000	28,182
Denbury Resources, Inc. 5.50%, 5/01/22	93,000	67,890
EP Energy LLC / Everest Acquisition Finance, Inc. 9.375%, 5/01/20	88,000	80,960
Nabors Industries, Inc. 5.00%, 9/15/20	40,000	41,300
Newfield Exploration Co. 5.625%, 7/01/24	50,000	53,250
PBF Holding Co. LLC / PBF Finance Corp. 7.00%, 11/15/23 (a)	50,000	50,375
Range Resources Corp., 144A 5.00%, 3/15/23	89,000	87,109
Transocean, Inc., 144A 9.00%, 7/15/23	50,000	52,500
Whiting Petroleum Corp. 5.75%, 3/15/21 (a)	91,000	89,726
WPX Energy, Inc. 8.25%, 8/01/23	55,000	60,500

		1,022,865

Oil & Gas Services — 0.5%
Weatherford International Ltd. 8.25%, 6/15/23	50,000	53,125

Pipelines — 2.1%
Energy Transfer Equity LP 5.875%, 1/15/24	21,000	22,522
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.125%, 11/15/19	45,000	45,900
Tesoro Logistics LP / Tesoro Logistics Finance Corp. 6.125%, 10/15/21	70,000	73,194
Williams Cos., Inc. 4.55%, 6/24/24 (a)	80,000	82,600

		224,216

Financial — 9.3%
Banks — 1.6%
Royal Bank of Scotland Group PLC 6.125%, 12/15/22	155,000	170,003

Diversified Financial Services — 4.4%
Aircastle Ltd. 5.00%, 4/01/23	50,000	53,532
Ally Financial, Inc. 3.50%, 1/27/19	85,000	86,369
4.125%, 2/13/22	40,000	41,125
CIT Group, Inc. 3.875%, 2/19/19	40,000	41,150
5.00%, 8/15/22	39,000	42,303

	Principal Amount	Value
Diversified Financial Services (Continued)
Discover Financial Services 3.75%, 3/04/25	$50,000	$49,912
Navient Corp. 5.875%, 10/25/24	94,000	91,885
Springleaf Finance Corp. 7.75%, 10/01/21 (a)	50,000	54,625

		460,901

Real Estate Investment Trusts — 2.7%
DuPont Fabros Technology LP 5.875%, 9/15/21	60,000	62,438
Equinix, Inc. 5.375%, 4/01/23	82,000	86,280
Iron Mountain, Inc. 5.75%, 8/15/24	88,000	90,750
SBA Communications Corp., 144A 4.875%, 9/01/24	50,000	50,850

		290,318

Venture Capital — 0.6%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.00%, 8/01/20	60,000	61,725

Industrial — 9.7%
Aerospace/Defense — 1.1%
Arconic, Inc. 5.125%, 10/01/24	93,000	99,324
TransDigm, Inc. 6.00%, 7/15/22	20,000	20,772

		120,096

Building Materials — 0.2%
Standard Industries, Inc., 144A 5.375%, 11/15/24	18,000	19,013

Engineering & Construction — 0.8%
AECOM 5.75%, 10/15/22	75,000	79,125

Environmental Control — 0.4%
Covanta Holding Corp. 5.875%, 3/01/24	40,000	39,600

Machinery-Construction & Mining — 0.5%
Vertiv Group Corp., 144A 9.25%, 10/15/24	50,000	54,250

Machinery-Diversified — 0.5%
CNH Industrial Capital LLC 3.875%, 7/16/18	55,000	56,100

Metal Fabricate/Hardware — 0.5%
Novelis Corp., 144A 5.875%, 9/30/26	50,000	51,875

Miscellaneous Manufacturing — 2.0%
Bombardier, Inc., 144A 7.75%, 3/15/20	100,000	108,375

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF (Continued)

May 31, 2017

	Principal Amount	Value
Miscellaneous Manufacturing (Continued)
Gates Global LLC / Gates Global Co., 144A 6.00%, 7/15/22	$105,000	$107,499

		215,874

Packaging & Containers — 2.6%
Ball Corp. 4.375%, 12/15/20	50,000	52,750
Berry Plastics Corp. 5.125%, 7/15/23	62,000	65,209
Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, 1/15/23	18,000	18,810
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.75%, 10/15/20	133,000	136,724

		273,493

Transportation — 0.6%
XPO Logistics, Inc., 144A 6.50%, 6/15/22 (a)	60,000	63,927

Trucking & Leasing — 0.5%
Park Aerospace Holdings Ltd., 144A 5.25%, 8/15/22	50,000	52,656

Technology — 6.2%
Computers — 2.5%
Dell International LLC / EMC Corp., 144A 5.875%, 6/15/21	50,000	52,969
EMC Corp. 3.375%, 6/01/23	50,000	48,581
NCR Corp. 6.375%, 12/15/23	84,000	90,090
Western Digital Corp. 10.50%, 4/01/24	60,000	70,470

		262,110

Semiconductors — 0.2%
Micron Technology, Inc. 5.50%, 2/01/25	15,000	15,722

Software — 3.5%
BMC Software Finance, Inc., 144A 8.125%, 7/15/21	110,000	112,893

	Principal Amount	Value
Software (Continued)
First Data Corp., 144A 7.00%, 12/01/23	$50,000	$54,125
Open Text Corp., 144A 5.625%, 1/15/23	142,000	149,987
Rackspace Hosting, Inc., 144A 8.625%, 11/15/24 (a)	50,000	53,422

		370,427

Utilities — 3.6%
Electric — 2.6%
AES Corp. 4.875%, 5/15/23	50,000	51,063
Calpine Corp. 5.75%, 1/15/25 (a)	60,000	57,225
Dynegy, Inc. 6.75%, 11/01/19	60,000	62,025
FirstEnergy Corp. 4.25%, 3/15/23	102,000	106,498

		276,811

Gas — 1.0%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.875%, 8/20/26	100,000	102,500

TOTAL CORPORATE BONDS (Cost $10,074,634)		10,252,351

	Number of Shares
SECURITIES LENDING COLLATERAL — 8.1%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.74% (b)(c) (Cost $854,893)	854,893	854,893

TOTAL INVESTMENTS — 105.4% (Cost $10,929,527)†		$11,107,244
Other assets and liabilities, net — (5.4%)		(568,592)

NET ASSETS — 100.0%		$10,538,652

†	The cost for federal income tax purposes was $11,014,488. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $92,756. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $301,915 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $209,159.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2017 amounted to $826,848, which is 7.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF (Continued)

May 31, 2017

At May 31, 2017, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note	USD	7	$1,515,390	9/29/2017	$(111)
5-Year U.S. Treasury Note	USD	40	4,732,500	9/29/2017	312
10-Year Ultra U.S. Treasury Note	USD	2	271,469	9/20/2017	0
10-Year U.S. Treasury Note	USD	27	3,410,016	9/20/2017	(423)

			$9,929,375		$(222)

Currency Abbreviations

USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (d)	$—	$10,252,351	$—	$10,252,351
Short-Term Investments	854,893	—	—	854,893
Derivatives (e)
Futures Contracts	312	—	—	312

TOTAL	$855,205	$10,252,351	$—	$11,107,556

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Futures Contracts	$(534)	$—	$—	$(534)

TOTAL	$(534)	$—	$—	$(534)

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the year ended May 31, 2017.

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF

May 31, 2017

	Principal Amount	Value
CORPORATE BONDS — 97.5%
Basic Materials — 1.7%
Chemicals — 1.1%
Dow Chemical Co. 7.375%, 11/01/29	$50,000	$68,621

Mining — 0.6%
BHP Billiton Finance USA Ltd. 5.00%, 9/30/43	25,000	28,752
Rio Tinto Finance USA PLC 3.50%, 3/22/22	7,000	7,365

		36,117

Communications — 13.0%
Internet — 0.4%
Amazon.com, Inc. 4.80%, 12/05/34	20,000	22,983

Media — 3.5%
21st Century Fox America, Inc. 4.50%, 2/15/21	30,000	32,333
Comcast Corp. 4.20%, 8/15/34	95,000	100,431
Time Warner, Inc. 3.60%, 7/15/25	40,000	40,078
Walt Disney Co. MTN, 2.35%, 12/01/22	40,000	40,109

		212,951

Telecommunications — 9.1%
AT&T, Inc. 2.45%, 6/30/20	18,000	18,092
3.40%, 5/15/25	18,000	17,736
5.35%, 9/01/40	3,000	3,146
4.80%, 6/15/44	45,000	43,766
4.55%, 3/09/49	75,000	69,730
Cisco Systems, Inc. 5.50%, 1/15/40	40,000	49,949
Motorola Solutions, Inc. 3.75%, 5/15/22	40,000	40,878
Telefonica Europe BV 8.25%, 9/15/30	50,000	70,618
Verizon Communications, Inc. 4.50%, 9/15/20	50,000	53,638
4.40%, 11/01/34	75,000	73,441
4.862%, 8/21/46	50,000	49,890
Vodafone Group PLC 2.95%, 2/19/23	55,000	55,557

		546,441

Consumer, Cyclical — 7.5%
Auto Manufacturers — 2.6%
Ford Motor Co. 4.75%, 1/15/43	50,000	47,276
General Motors Co. 4.875%, 10/02/23	100,000	106,689

		153,965

	Principal Amount	Value
Retail — 4.9%
CVS Health Corp. 3.875%, 7/20/25	$45,000	$47,269
Home Depot, Inc. 3.00%, 4/01/26	70,000	70,962
McDonald’s Corp. MTN, 3.70%, 1/30/26	50,000	52,222
Target Corp. 4.00%, 7/01/42	45,000	44,975
Walgreens Boots Alliance, Inc. 2.60%, 6/01/21	30,000	30,265
Wal-Mart Stores, Inc. 6.20%, 4/15/38	39,000	52,442

		298,135

Consumer, Non-cyclical — 20.2%
Agriculture — 1.2%
Altria Group, Inc. 4.00%, 1/31/24	65,000	69,648

Beverages — 3.1%
Anheuser-Busch InBev Finance, Inc. 2.65%, 2/01/21	40,000	40,653
3.30%, 2/01/23	50,000	51,595
3.65%, 2/01/26	27,000	27,840
4.625%, 2/01/44	40,000	42,756
PepsiCo, Inc. 2.15%, 10/14/20	10,000	10,090
4.45%, 4/14/46	10,000	10,890

		183,824

Biotechnology — 1.2%
Amgen, Inc. 4.663%, 6/15/51	46,000	47,671
Gilead Sciences, Inc. 4.75%, 3/01/46	25,000	26,596

		74,267

Cosmetics/Personal Care — 1.1%
Procter & Gamble Co. 5.55%, 3/05/37	50,000	66,533

Food — 2.3%
JM Smucker Co. 3.50%, 10/15/21	50,000	52,430
Kellogg Co. 4.00%, 12/15/20	40,000	42,486
Kraft Heinz Foods Co. 6.50%, 2/09/40	35,000	43,436

		138,352

Healthcare-Products — 1.8%
Abbott Laboratories 4.90%, 11/30/46	50,000	53,502
Medtronic, Inc. 3.625%, 3/15/24	50,000	52,917

		106,419

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

May 31, 2017

	Principal Amount	Value
Healthcare-Services — 2.7%
Anthem, Inc. 4.625%, 5/15/42	$50,000	$52,860
Laboratory Corp. of America Holdings 3.60%, 2/01/25	65,000	66,123
UnitedHealth Group, Inc. 4.75%, 7/15/45	40,000	45,189

		164,172

Pharmaceuticals — 6.8%
AbbVie, Inc. 4.70%, 5/14/45	75,000	77,925
Allergan Funding SCS 3.80%, 3/15/25	100,000	103,697
AstraZeneca PLC 6.45%, 9/15/37	20,000	26,924
GlaxoSmithKline Capital PLC 2.85%, 5/08/22	40,000	41,182
GlaxoSmithKline Capital, Inc. 2.80%, 3/18/23	60,000	61,153
Johnson & Johnson 5.95%, 8/15/37	20,000	26,773
Pfizer, Inc. 2.20%, 12/15/21	25,000	25,276
Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/21	50,000	49,730

		412,660

Energy — 9.2%
Oil & Gas — 5.9%
Apache Corp. 5.10%, 9/01/40	40,000	42,332
BP Capital Markets PLC 3.814%, 2/10/24	40,000	42,147
ConocoPhillips 6.50%, 2/01/39	50,000	65,040
Phillips 66 4.30%, 4/01/22	60,000	65,009
Shell International Finance BV 4.55%, 8/12/43	65,000	69,358
Total Capital International SA 3.70%, 1/15/24	70,000	74,079

		357,965

Oil & Gas Services — 0.9%
Schlumberger Investment SA 3.65%, 12/01/23	50,000	52,901

Pipelines — 2.4%
Enbridge, Inc. 4.00%, 10/01/23	35,000	36,770
Enterprise Products Operating LLC 5.10%, 2/15/45	45,000	49,322
Williams Partners LP / ACMP Finance Corp. 4.875%, 3/15/24	55,000	57,131

		143,223

	Principal Amount	Value
Financial — 30.8%
Banks — 27.1%
Bank of America Corp. MTN, 3.30%, 1/11/23	$140,000	$142,605
4.875%, 4/01/44	25,000	27,880
Bank of New York Mellon Corp. MTN, 2.20%, 8/16/23	50,000	48,800
Bank of Nova Scotia 4.50%, 12/16/25	25,000	26,358
Barclays Bank PLC 5.14%, 10/14/20	100,000	107,757
BNP Paribas / BNP Paribas US Medium-Term Note Program LLC MTN, 3.25%, 3/03/23	40,000	41,250
Capital One Financial Corp. 3.20%, 2/05/25	36,000	35,507
Citigroup, Inc. 2.65%, 10/26/20	100,000	101,065
2.90%, 12/08/21	50,000	50,673
5.30%, 5/06/44	31,000	34,718
Cooperatieve Rabobank UA 4.50%, 1/11/21	70,000	75,678
Goldman Sachs Group, Inc. 3.50%, 1/23/25	50,000	50,675
5.95%, 1/15/27	35,000	41,248
MTN, 4.80%, 7/08/44	40,000	43,747
HSBC Holdings PLC 5.10%, 4/05/21	75,000	82,085
4.00%, 3/30/22	40,000	42,254
JPMorgan Chase & Co. 4.25%, 10/15/20	50,000	53,247
3.875%, 9/10/24	50,000	51,739
3.125%, 1/23/25	37,000	37,004
5.60%, 7/15/41	45,000	55,224
Lloyds Bank PLC 6.375%, 1/21/21	50,000	56,726
Morgan Stanley
GMTN, 3.70%, 10/23/24	45,000	46,490
GMTN, 4.35%, 9/08/26	40,000	41,977
4.30%, 1/27/45	40,000	40,947
PNC Financial Services Group, Inc. 3.30%, 3/08/22	30,000	31,294
Royal Bank of Canada MTN, 2.35%, 10/30/20	22,000	22,169
Sumitomo Mitsui Financial Group, Inc. 2.632%, 7/14/26	50,000	47,844
US Bancorp MTN, 4.125%, 5/24/21	12,000	12,954
Wells Fargo & Co. 4.125%, 8/15/23	40,000	42,469
3.00%, 10/23/26	50,000	48,626
5.606%, 1/15/44	35,000	41,364
Westpac Banking Corp. 3.35%, 3/08/27	50,000	50,569

		1,632,943

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

May 31, 2017

	Principal Amount	Value
Diversified Financial Services — 1.2%
Synchrony Financial 4.25%, 8/15/24	$40,000	$41,057
Visa, Inc. 3.15%, 12/14/25	30,000	30,730

		71,787

Insurance — 1.3%
American International Group, Inc. 4.50%, 7/16/44	50,000	51,305
Berkshire Hathaway, Inc. 3.125%, 3/15/26	30,000	30,605

		81,910

Real Estate Investment Trusts — 1.2%
American Tower Corp. 5.00%, 2/15/24	40,000	44,193
HCP, Inc. 5.375%, 2/01/21	25,000	27,321

		71,514

Industrial — 5.0%
Aerospace/Defense — 1.8%
Lockheed Martin Corp. 4.70%, 5/15/46	20,000	22,406
Northrop Grumman Corp. 3.25%, 8/01/23	20,000	20,819
United Technologies Corp. 3.10%, 6/01/22	65,000	67,400

		110,625

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc. 3.803%, 8/15/42	20,000	19,942

Miscellaneous Manufacturing — 2.1%
General Electric Co. 2.70%, 10/09/22	40,000	40,959
MTN, 5.875%, 1/14/38	65,000	83,988

		124,947

Transportation — 0.8%
Burlington Northern Santa Fe LLC 3.90%, 8/01/46	25,000	25,335
United Parcel Service, Inc. 3.125%, 1/15/21	20,000	20,886

		46,221

	Principal Amount	Value
Technology — 8.7%
Computers — 3.6%
Apple, Inc. 2.00%, 5/06/20	$17,000	$17,133
2.40%, 5/03/23	50,000	49,797
3.20%, 5/13/25	17,000	17,450
2.45%, 8/04/26	40,000	38,530
4.375%, 5/13/45	18,000	19,344
HP, Inc. 4.30%, 6/01/21	70,000	74,628

		216,882

Semiconductors — 1.6%
Intel Corp. 3.70%, 7/29/25	40,000	42,438
QUALCOMM, Inc. 3.00%, 5/20/22	50,000	51,382

		93,820

Software — 3.5%
Microsoft Corp. 3.50%, 2/12/35	85,000	85,022
3.70%, 8/08/46	50,000	49,003
Oracle Corp. 4.30%, 7/08/34	73,000	78,372

		212,397

Utilities — 1.4%
Electric — 1.4%
Duke Energy Corp. 1.80%, 9/01/21	25,000	24,473
Pacific Gas & Electric Co. 6.05%, 3/01/34	45,000	57,922

		82,395

TOTAL CORPORATE BONDS (Cost $5,841,818)		5,874,560

TOTAL INVESTMENTS — 97.5% (Cost $5,841,818)†		$5,874,560
Other assets and liabilities, net — 2.5%		148,588

NET ASSETS — 100.0%		$6,023,148

†	The cost for federal income tax purposes was $5,876,038. At May 31, 2017, net unrealized depreciation for all securities based on tax cost was $1,478. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $44,665 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $46,143.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

May 31, 2017

At May 31, 2017, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note	USD	1	$216,484	9/29/2017	$(16)
5-Year U.S. Treasury Note	USD	13	1,538,063	9/29/2017	101
10-Year Ultra U.S. Treasury Note	USD	3	407,203	9/20/2017	0
10-Year U.S. Treasury Note	USD	13	1,641,859	9/20/2017	(204)
Ultra Long U.S. Treasury Bond	USD	3	495,375	9/20/2017	94
U.S. Treasury Long Bond	USD	10	1,538,125	9/20/2017	312

			$5,837,109		$287

Currency Abbreviations

USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$5,874,560	$—	$5,874,560
Derivatives (b)
Futures Contracts	507	—	—	507

TOTAL	$507	$5,874,560	$—	$5,875,067

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(220)	$—	$—	$(220)

TOTAL	$(220)	$—	$—	$(220)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the year ended May 31, 2017.

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF

May 31, 2017

	Principal Amount	Value
MUNICIPAL BONDS — 98.2%
California — 20.2%
Bay Area Toll Authority, Highway Revenue Tolls, 5.00%, 10/01/54	$1,850,000	$2,072,795
City of San Francisco CA Public Utilities Commission, Water Revenue, 5.00%, 11/01/35	100,000	114,654
5.00%, 11/01/43	750,000	856,118
Los Angeles County Sanitation Districts Financing Authority, Sewer Revenue, Series A, 4.00%, 10/01/42	500,000	523,395
Los Angeles Department of Water & Power, Electric, Power & Light Revenue, Series A, 5.00%, 7/01/42	500,000	591,885
Series A, 5.00%, 7/01/46	750,000	873,232
Los Angeles Department of Water, Water Revenue, Series A, 5.00%, 7/01/41	500,000	584,645
M-S-R Energy Authority, Natural Gas Revenue, Series B, 6.125%, 11/01/29	100,000	128,941
Series A, 6.50%, 11/01/39	500,000	717,830
Norman Y Mineta San Jose International Airport SJC, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 3/01/41	500,000	576,205
San Diego County Regional Airport Authority, Private Airport & Marina Revenue, Series B, AMT, 5.00%, 7/01/43	600,000	660,648
San Diego County Regional Transportation Commission, Sales Tax Revenue, Series A, 4.75%, 4/01/48	250,000	282,893
San Francisco City & County Airport Commission-San Francisco International Airport, Private Airport & Marina Revenue, Series C, 5.00%, 5/01/46	1,350,000	1,558,697
San Joaquin Hills Transportation Corridor Agency, Highway Revenue Tolls, Series A, 5.00%, 1/15/44	2,000,000	2,217,320
Southern California Public Power Authority, Natural Gas Revenue, Series A, 5.00%, 11/01/33	300,000	363,384

		12,122,642

Colorado — 0.2%
City & County of Denver CO Airport System, Private Airport & Marina Revenue, Series B, 5.00%, 11/15/32	100,000	114,486

Connecticut — 0.3%
State of Connecticut Special Tax, Fuel Sales Tax Revenue, Series A, 5.00%, 10/01/33	145,000	168,503

	Principal Amount	Value
District of Columbia — 2.6%
District of Columbia Water & Sewer Authority, Water Revenue, Series C, 5.00%, 10/01/44	$630,000	$727,152
District of Columbia, Income Tax Revenue, Series C, 5.00%, 12/01/35	750,000	860,175

		1,587,327

Florida — 4.4%
County of Miami-Dade FL Aviation, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 10/01/30	50,000	55,985
5.00%, 10/01/36	815,000	919,833
County of Miami-Dade FL Transit System, Sales Tax Revenue, 5.00%, 7/01/37	50,000	56,314
5.00%, 7/01/42	700,000	783,048
Orlando-Orange County Expressway Authority, Highway Revenue Tolls, 5.00%, 7/01/35	200,000	226,964
Tampa-Hillsborough County Expressway Authority, Highway Revenue Tolls, Series A, 5.00%, 7/01/37	535,000	604,737

		2,646,881

Georgia — 2.3%
City of Atlanta GA Water & Wastewater, Water Revenue, 5.00%, 11/01/40	1,100,000	1,283,491
County of DeKalb GA Water & Sewerage, Water Revenue, Series A, 5.25%, 10/01/41	110,000	125,072

		1,408,563

Hawaii — 1.0%
City & County Honolulu HI Wastewater System, Sewer Revenue, Series A, 5.00%, 7/01/40	500,000	579,460

Illinois — 6.1%
Chicago O’Hare International Airport, Private Airport & Marina Revenue, Series D, 5.00%, 1/01/47	500,000	569,335
City of Chicago IL Waterworks, Water Revenue, 5.00%, 11/01/39	275,000	298,925
City of Springfield IL Electric, Electric, Power & Light Revenue, 4.00%, 3/01/40	800,000	825,816
Illinois State Toll Highway Authority, Highway Revenue Tolls, Series A, 5.00%, 1/01/40	1,090,000	1,234,545
Northern Illinois Municipal Power Agency, Electric, Power & Light Revenue, Series A, 5.00%, 12/01/41	625,000	702,906

		3,631,527

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2017

	Principal Amount	Value
Indiana — 2.3%
Indiana Municipal Power Agency, Electric, Power & Light Revenue, 5.00%, 1/01/42	$1,200,000	$1,381,320

Louisiana — 1.3%
New Orleans Aviation Board, Private Airport & Marina Revenue, Series A, 5.00%, 1/01/45	700,000	781,732

Massachusetts — 3.1%
Commonwealth of Massachusetts Transportation Fund, Fuel Sales Tax Revenue, Series A, 5.00%, 6/01/44	600,000	688,722
Massachusetts School Building Authority, Sales Tax Revenue, Series B, 5.00%, 8/15/28	505,000	592,224
Series B, 5.00%, 8/15/29	520,000	608,681

		1,889,627

Nebraska — 0.4%
Central Plains Energy Project, Natural Gas Revenue, 5.00%, 9/01/42	205,000	220,740

New Jersey — 4.5%
New Jersey Turnpike Authority, Highway Revenue Tolls, Series A, 5.00%, 1/01/43	700,000	780,206
Series E, 5.00%, 1/01/45	1,725,000	1,944,938

		2,725,144

New York — 27.8%
Long Island Power Authority, Electric, Power & Light Revenue, 5.00%, 9/01/44	700,000	791,070
Metropolitan Transportation Authority, Transit Revenue, Series B, 5.00%, 11/15/37	1,000,000	1,175,280
Series A, 5.00%, 11/15/38	100,000	112,340
Sub-Series D-1, 5.25%, 11/15/44	1,000,000	1,171,890
Sub-Series A-1, 5.00%, 11/15/45	1,300,000	1,482,780
New York City Transitional Finance Authority Future Tax Secured, Income Tax Revenue, Series I, 5.00%, 5/01/38	390,000	449,331
Sub-Series A-1, 5.00%, 11/01/38	1,160,000	1,350,344
Series F-1, 5.00%, 5/01/39	350,000	398,227
Sub-Series B-1, 5.00%, 8/01/39	600,000	693,582
New York City Water & Sewer System, Water Revenue, Series EE, 5.25%, 6/15/30	320,000	377,949
Series DD, 5.00%, 6/15/38	575,000	660,313
Series EE, 4.00%, 6/15/39	205,000	216,088
Series GG, 5.00%, 6/15/39	150,000	175,134
Series BB, 5.00%, 6/15/44	240,000	269,138
Series FF, 5.00%, 6/15/45	300,000	339,702
Series CC, 5.00%, 6/15/45	225,000	251,183
Series BB, 5.00%, 6/15/47	1,950,000	2,220,153
Series DD, 5.00%, 6/15/47	500,000	585,585

	Principal Amount	Value
New York (Continued)
Port Authority of New York & New Jersey, Private Airport & Marina Revenue, 5.00%, 10/15/41	$1,100,000	$1,280,356
Triborough Bridge & Tunnel Authority, Highway Revenue Tolls, Series C, 5.00%, 11/15/38	255,000	293,571
Utility Debt Securitization Authority, Electric, Power & Light Revenue, Series TE, 5.00%, 12/15/41	2,100,000	2,435,475

		16,729,491

Ohio — 1.0%
Ohio Water Development Authority Water Pollution Control Loan Fund, Water Revenue, Series A, 5.00%, 6/01/30	500,000	621,295

Pennsylvania — 3.4%
City of Philadelphia PA Water & Wastewater, Water Revenue, Series A, 5.00%, 7/01/40	395,000	446,950
Pennsylvania Turnpike Commission, Highway Revenue Tolls, Series C, 5.00%, 12/01/44	520,000	581,240
Series A-1, 5.00%, 12/01/46	900,000	1,013,076

		2,041,266

South Carolina — 3.6%
South Carolina Public Service Authority, Miscellaneous Revenue, Series C, 5.00%, 12/01/46	1,000,000	1,091,310
South Carolina Public Service Authority, Nuclear Revenue, Series E, 5.00%, 12/01/48	1,000,000	1,081,420

		2,172,730

Texas — 8.6%
Central Texas Regional Mobility Authority, Highway Revenue Tolls, Series A, 5.00%, 1/01/45	700,000	791,763
Central Texas Turnpike System, Highway Revenue Tolls, Series A, 5.00%, 8/15/41	900,000	995,256
City of Houston TX Combined Utility System, Water Revenue, Series B, 5.00%, 11/15/35	500,000	592,645
Series B, 5.00%, 11/15/36	500,000	590,820
Dallas Area Rapid Transit, Sales Tax Revenue, Series A, 5.00%, 12/01/46	800,000	919,912
Midland County Fresh Water Supply District No 1, Water Revenue, Series A, 5.00%, 9/15/40	500,000	568,985
Texas Water Development Board, Water Revenue, Series A, 5.00%, 10/15/45	600,000	695,460

		5,154,841

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF (Continued)

May 31, 2017

	Principal Amount	Value
Utah — 1.4%
Salt Lake City Corp Airport, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 7/01/47	$750,000	$864,150

Virginia — 0.8%
Virginia Small Business Financing Authority, Highway Revenue Tolls, 6.00%, 1/01/37	405,000	458,306

Washington — 2.9%
Central Puget Sound Regional Transit Authority, Sales Tax Revenue, Series S1, 5.00%, 11/01/45	1,100,000	1,279,421

	Principal Amount	Value
Washington (Continued)
Port of Seattle WA, Private Airport & Marina Revenue, Series A, 5.00%, 8/01/31	$400,000	$456,576

		1,735,997

TOTAL MUNICIPAL BONDS (Cost $58,773,523)		59,036,028

TOTAL INVESTMENTS — 98.2% (Cost $58,773,523)†		$59,036,028
Other assets and liabilities, net — 1.8%		1,056,504

NET ASSETS — 100.0%		$60,092,532

†	The cost for federal income tax purposes was $58,773,523. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $262,505. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $918,174 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $655,669.

AMT:	Alternative Minimum Tax

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds (a)	$—	$59,036,028	$—	$59,036,028

TOTAL	$—	$59,036,028	$—	$59,036,028

(a)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the year ended May 31, 2017.

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF

May 31, 2017

	Number of Shares	Value
COMMON STOCKS — 97.7%
Australia — 4.7%
Amcor Ltd.	1,501	$17,109
ASX Ltd.	237	9,002
Aurizon Holdings Ltd.	2,490	10,176
Bendigo & Adelaide Bank Ltd.	562	4,706
Crown Resorts Ltd.	554	5,331
Flight Centre Travel Group Ltd.	69	1,833
Fortescue Metals Group Ltd.	2,020	7,280
Harvey Norman Holdings Ltd. (a)	688	1,927
Insurance Australia Group Ltd.	3,058	14,452
LendLease Group (b)	685	8,312
Medibank Pvt Ltd.	3,290	6,723
QBE Insurance Group Ltd.	1,758	16,851
Sonic Healthcare Ltd.	486	8,364
Tabcorp Holdings Ltd.	1,031	3,509
Tatts Group Ltd.	1,815	5,664
Telstra Corp. Ltd.	5,363	17,534
Wesfarmers Ltd.	1,438	45,625

		184,398

Brazil — 1.5%
Ambev SA	5,982	34,587
BB Seguridade Participacoes SA	840	7,554
CCR SA	1,465	7,506
Cosan SA Industria e Comercio	230	2,561
Hypermarcas SA	453	4,130
Porto Seguro SA	128	1,274
Transmissora Alianca de Energia Eletrica SA	253	1,775

		59,387

Canada — 13.0%
Agrium, Inc.	175	16,170
Bank of Montreal	820	55,039
Bank of Nova Scotia	1,532	86,441
BCE, Inc.	204	9,244
Canadian Imperial Bank of Commerce	505	39,485
CI Financial Corp.	340	6,758
Great-West Lifeco, Inc.	390	9,695
IGM Financial, Inc.	116	3,382
Inter Pipeline Ltd.	466	9,228
Keyera Corp.	239	7,112
Peyto Exploration & Development Corp.	194	3,517
Power Corp. of Canada	442	9,430
Power Financial Corp.	302	7,208
Rogers Communications, Inc., Class B	460	21,453
Royal Bank of Canada	1,870	129,253
Shaw Communications, Inc., Class B	552	11,793
Sun Life Financial, Inc.	779	25,575
TELUS Corp.	236	8,026
TransCanada Corp.	1,100	51,065

		509,874

Chile — 0.1%
Banco Santander Chile	81,931	5,052

	Number of Shares	Value
China — 6.4%
Agricultural Bank of China Ltd., Class H	33,258	$16,133
Bank of China Ltd., Class H	100,855	50,476
Belle International Holdings Ltd.	7,832	6,111
China Construction Bank Corp., Class H	106,773	88,240
China Vanke Co. Ltd., Class H	1,514	4,022
Chongqing Changan Automobile Co. Ltd., Class B	1,000	1,322
Hengan International Group Co. Ltd.	924	6,480
Industrial & Commercial Bank of China Ltd., Class H	93,689	62,639
Jiangsu Expressway Co. Ltd., Class H	1,771	2,573
Lenovo Group Ltd.	9,285	6,077
Longfor Properties Co. Ltd.	1,785	3,633
Sinopec Engineering Group Co. Ltd., Class H	2,091	1,921
Zhejiang Expressway Co. Ltd., Class H	1,478	1,733

		251,360

Czech Republic — 0.1%
Komercni banka as	87	3,466
Moneta Money Bank AS, 144A	525	1,787

		5,253

Denmark — 0.1%
Tryg A/S	142	2,921

Finland — 2.1%
Elisa OYJ	171	6,660
Fortum OYJ	584	9,303
Metso OYJ	130	4,422
Nokian Renkaat OYJ	143	5,844
Sampo OYJ, Class A	576	29,266
Stora Enso OYJ, Class R	670	8,475
UPM-Kymmene OYJ	681	19,201

		83,171

France — 10.4%
AXA SA	2,464	65,711
Bouygues SA	273	11,694
CNP Assurances	210	4,619
Edenred (a)	291	7,675
Eutelsat Communications SA	215	5,531
Sanofi	1,474	145,994
SCOR SE	222	8,740
TOTAL SA (a)	2,959	157,126

		407,090

Germany — 9.9%
Allianz SE	579	111,157
Axel Springer SE	67	4,212
BASF SE	1,167	109,911
Daimler AG	1,223	88,765
Evonik Industries AG	200	6,887
Innogy SE, 144A	174	7,140
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	204	40,276
ProSiebenSat.1 Media SE	302	12,822

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Germany (Continued)
TUI AG	557	$8,598

		389,768

Greece — 0.1%
OPAP SA	282	3,136

Hong Kong — 3.6%
BOC Hong Kong Holdings Ltd.	4,766	21,498
China Everbright Ltd.	1,149	2,580
China Merchants Port Holdings Co. Ltd.	1,751	5,191
China Resources Power Holdings Co. Ltd.	2,445	5,045
CLP Holdings Ltd.	2,092	22,873
Guangdong Investment Ltd.	3,600	5,193
Hang Lung Properties Ltd.	2,388	6,175
Hang Seng Bank Ltd.	948	20,012
HKT Trust & HKT Ltd. (b)	5,002	6,547
Hysan Development Co. Ltd.	866	4,090
New World Development Co. Ltd.	7,505	9,342
NWS Holdings Ltd.	1,997	3,865
Power Assets Holdings Ltd.	1,719	15,397
Shimao Property Holdings Ltd.	1,465	2,500
Sino Land Co. Ltd.	4,065	7,074
Yue Yuen Industrial Holdings Ltd.	798	3,180

		140,562

Indonesia — 0.1%
PT Gudang Garam Tbk	674	3,742

Italy — 0.7%
Snam SpA	2,892	13,262
Terna Rete Elettrica Nazionale SpA	1,793	10,131
UnipolSai SpA (a)	1,376	3,116

		26,509

Japan — 3.0%
Canon, Inc.	1,354	46,213
Nissan Motor Co. Ltd.	2,954	28,313
Sekisui House Ltd.	771	13,227
Sony Financial Holdings, Inc.	200	3,079
Subaru Corp.	783	26,477

		117,309

Luxembourg — 0.3%
SES SA	466	11,527

Macau — 0.4%
Sands China Ltd.	2,969	13,697

Malaysia — 0.4%
Alliance Financial Group Bhd	1,300	1,315
Astro Malaysia Holdings Bhd	1,900	1,128
DiGi.Com Bhd	4,200	4,858
HAP Seng Consolidated Bhd	783	1,679
IOI Properties Group Bhd	2,066	1,023
Maxis Bhd	2,300	3,305
MISC Bhd	1,747	3,061

		16,369

	Number of Shares	Value
Mexico — 0.1%
Kimberly-Clark de Mexico SAB de CV, Class A	1,899	$3,754

New Zealand — 0.4%
Contact Energy Ltd.	890	3,254
Fletcher Building Ltd.	860	4,606
Spark New Zealand Ltd.	2,266	6,037

		13,897

Norway — 0.4%
Gjensidige Forsikring ASA	246	3,965
Orkla ASA	1,075	10,745

		14,710

Philippines — 0.1%
Energy Development Corp.	12,111	1,484
Globe Telecom, Inc.	45	1,908

		3,392

Poland — 0.1%
Bank Zachodni WBK SA	42	3,830

Portugal — 0.3%
EDP — Energias de Portugal SA	3,084	11,343

Qatar — 0.3%
Barwa Real Estate Co.	118	1,099
Masraf Al Rayan QSC	446	5,426
Qatar Electricity & Water Co. QSC	33	1,902
Qatar Islamic Bank SAQ	65	1,824

		10,251

Romania — 0.1%
New Europe Property Investments PLC	288	3,360

Russia — 1.8%
Gazprom PJSC	13,707	29,067
LUKOIL PJSC	552	26,792
MMC Norilsk Nickel PJSC	67	9,334
PhosAgro PJSC, GDR	114	1,619
Rostelecom PJSC	1,086	1,369
RusHydro PJSC	135,233	1,860
Severstal PJSC	179	2,330

		72,371

Singapore — 2.9%
ComfortDelGro Corp. Ltd.	2,787	4,834
Oversea-Chinese Banking Corp. Ltd.	3,996	30,295
Singapore Airlines Ltd.	736	5,325
Singapore Exchange Ltd.	900	4,729
Singapore Press Holdings Ltd.	1,900	4,353
Singapore Technologies Engineering Ltd.	1,900	5,108
Singapore Telecommunications Ltd.	10,461	28,427
StarHub Ltd.	700	1,366
United Overseas Bank Ltd.	1,658	27,537

		111,974

South Africa — 2.7%
Barclays Africa Group Ltd.	504	5,342

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
South Africa (Continued)
Coronation Fund Managers Ltd. (a)	278	$1,495
FirstRand Ltd.	4,311	16,209
Foschini Group Ltd.	256	2,704
Imperial Holdings Ltd.	177	2,240
Investec Ltd.	310	2,438
Investec PLC	901	7,058
Liberty Holdings Ltd.	138	1,203
Life Healthcare Group Holdings Ltd. (a)	1,597	3,401
MMI Holdings Ltd.	1,237	2,068
Mr Price Group Ltd. (a)	302	3,454
Nedbank Group Ltd.	293	4,918
RMB Holdings Ltd.	870	4,080
Sanlam Ltd.	1,829	9,571
SPAR Group Ltd.	253	3,297
Standard Bank Group Ltd.	1,657	18,514
Truworths International Ltd.	550	3,139
Vodacom Group Ltd. (a)	681	8,581
Woolworths Holdings Ltd.	1,222	6,280

		105,992

South Korea — 0.1%
SK Telecom Co. Ltd.	24	5,434

Spain — 1.2%
Distribuidora Internacional de Alimentacion SA	780	4,801
Enagas SA	285	8,473
Endesa SA	417	10,406
Gas Natural SDG SA	456	11,485
Red Electrica Corp. SA	526	11,803

		46,968

Sweden — 1.0%
Hennes & Mauritz AB, Class B	1,210	30,141
Skanska AB, Class B	414	9,855

		39,996

Switzerland — 3.0%
Swiss Prime Site AG	87	8,012
Swiss Re AG	410	37,379
Swisscom AG	34	16,302
Zurich Insurance Group AG	191	56,144

		117,837

Taiwan — 6.5%
Advanced Semiconductor Engineering, Inc.	8,096	10,363
Catcher Technology Co. Ltd.	790	8,352
Cathay Financial Holding Co. Ltd.	10,475	16,403
Cheng Shin Rubber Industry Co. Ltd.	2,386	4,815
Chicony Electronics Co. Ltd.	572	1,485
Chunghwa Telecom Co. Ltd.	4,866	17,391
Compal Electronics, Inc.	5,173	3,457
CTBC Financial Holding Co. Ltd.	22,176	14,119
Delta Electronics, Inc.	2,476	13,665
Far EasTone Telecommunications Co. Ltd.	1,929	4,906
Feng TAY Enterprise Co. Ltd.	409	1,591
First Financial Holding Co. Ltd.	11,684	7,478

	Number of Shares	Value
Taiwan (Continued)
Formosa Plastics Corp.	5,324	$15,877
Formosa Taffeta Co. Ltd.	1,387	1,450
Fubon Financial Holding Co. Ltd.	8,657	13,196
Highwealth Construction Corp.	997	1,646
Hon Hai Precision Industry Co. Ltd.	19,750	67,630
Inventec Corp.	3,094	2,299
MediaTek, Inc.	1,962	15,002
Merida Industry Co. Ltd.	259	1,399
Micro-Star International Co. Ltd.	865	2,013
Nanya Technology Corp.	848	1,435
Novatek Microelectronics Corp.	645	2,562
Pegatron Corp.	2,457	7,580
Phison Electronics Corp.	183	1,983
Realtek Semiconductor Corp.	562	1,878
Siliconware Precision Industries Co. Ltd.	2,696	4,553
Taiwan Mobile Co. Ltd.	1,942	7,231
Transcend Information, Inc.	342	1,171
Vanguard International Semiconductor Corp.	1,357	2,558
Zhen Ding Technology Holding Ltd.	494	1,215

		256,703

Thailand — 0.9%
Bangkok Bank PCL	300	1,586
Delta Electronics Thailand PCL, NVDR	600	1,585
Glow Energy PCL, NVDR	600	1,418
Krung Thai Bank PCL, NVDR	4,200	2,355
PTT Global Chemical PCL, NVDR	2,600	5,420
PTT PCL, NVDR	1,300	15,000
Siam Commercial Bank PCL, NVDR	2,100	9,433

		36,797

Turkey — 0.2%
Eregli Demir ve Celik Fabrikalari TAS	1,727	3,128
Ford Otomotiv Sanayi AS	100	1,146
Tupras Turkiye Petrol Rafinerileri AS	157	4,228

		8,502

United Arab Emirates — 0.7%
Abu Dhabi Commercial Bank PJSC	2,423	4,816
Aldar Properties PJSC	4,498	2,706
DAMAC Properties Dubai Co. PJSC	2,464	2,006
Dubai Islamic Bank PJSC	1,499	2,371
Emaar Malls PJSC	3,157	2,149
Emirates Telecommunications Group Co. PJSC	2,110	9,881
First Abu Dhabi Bank PJSC	1,856	5,331

		29,260

United Kingdom — 18.0%
Aberdeen Asset Management PLC	1,122	4,178
Admiral Group PLC	256	6,719
AstraZeneca PLC	1,606	108,304
BAE Systems PLC	4,058	34,796
Berkeley Group Holdings PLC	159	6,670
British American Tobacco PLC	2,364	168,437
Direct Line Insurance Group PLC	1,662	7,465

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
United Kingdom (Continued)
easyJet PLC	205	$3,735
G4S PLC	1,870	7,830
IMI PLC	328	5,300
Imperial Brands PLC	1,215	56,810
Inmarsat PLC	544	5,607
ITV PLC	4,721	11,904
Legal & General Group PLC	7,624	24,735
Marks & Spencer Group PLC	1,985	9,783
National Grid PLC	4,364	61,260
Next PLC	194	10,898
Pearson PLC	1,011	9,203
Persimmon PLC	403	12,747
Provident Financial PLC	180	7,076
Rio Tinto Ltd.	536	25,016
Rio Tinto PLC	1,579	63,119
Severn Trent PLC	285	9,180
SSE PLC	1,288	24,976
Standard Life PLC	2,584	12,745
Tate & Lyle PLC	561	5,334

		703,827

TOTAL COMMON STOCKS (Cost $3,546,325)		3,831,323

PREFERRED STOCKS — 0.8%
Brazil — 0.4%
Itausa — Investimentos Itau SA	5,158	14,266

Germany — 0.1%
Bayerische Motoren Werke AG	67	5,505

	Number of Shares	Value
Russia — 0.1%
Surgutneftegas OJSC	8,589	$4,274

South Korea — 0.2%
Hyundai Motor Co.	28	2,651
Hyundai Motor Co. — 2nd Preferred	47	4,765

		7,416

TOTAL PREFERRED STOCKS (Cost $29,769)		31,461

RIGHTS — 0.0%
South Africa — 0.0%
Sibanye Gold Ltd.*, expires 06/09/17 (Cost $644)	1,172	402

EXCHANGE -TRADED FUND — 0.7%
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (c) (Cost $28,035)	1,070	28,205

SECURITIES LENDING COLLATERAL — 4.1%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.74% (d)(e) (Cost $160,019)	160,019	160,019

TOTAL INVESTMENTS — 103.3% (Cost $3,764,792)†		$4,051,410
Other assets and liabilities, net — (3.3%)		(130,442)

NET ASSETS — 100.0%		$3,920,968

*	Non-income producing security.
†	The cost for federal income tax purposes was $3,781,834. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $269,576. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $351,591 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $82,015.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2017 amounted to $146,146, which is 3.7% of net assets.
(b)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund advised by DBX Advisors LLC.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
OJSC:	Open Joint Stock Company
PJSC:	Private Joint Stock Company
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (Continued)

May 31, 2017

As of May 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
RBC Capital Markets	6/5/2017	AUD	272,000	USD	203,295	$1,202
RBC Capital Markets	6/5/2017	BRL	19,000	USD	5,916	51
The Bank of New York Mellon	6/5/2017	BRL	200,000	USD	62,150	414
RBC Capital Markets	6/5/2017	CAD	611,800	USD	447,662	(5,283)
RBC Capital Markets	6/5/2017	CLP	5,685,000	USD	8,513	77
The Bank of Nova Scotia	6/5/2017	CZK	127,000	USD	5,161	(255)
Goldman Sachs & Co.	6/5/2017	EUR	823,000	USD	897,598	(27,180)
RBC Capital Markets	6/5/2017	EUR	8,000	USD	8,725	(265)
Goldman Sachs & Co.	6/5/2017	GBP	764,000	USD	988,818	4,282
Goldman Sachs & Co.	6/5/2017	HKD	2,874,000	USD	369,763	904
RBC Capital Markets	6/5/2017	JPY	396,000	USD	3,557	(20)
The Bank of New York Mellon	6/5/2017	JPY	7,943,000	USD	71,344	(393)
RBC Capital Markets	6/5/2017	KRW	14,073,000	USD	12,374	(196)
The Bank of Nova Scotia	6/5/2017	MXN	76,000	USD	3,983	(89)
RBC Capital Markets	6/5/2017	MYR	103,000	USD	23,819	(240)
The Bank of Nova Scotia	6/5/2017	PHP	91,000	USD	1,816	(12)
The Bank of Nova Scotia	6/5/2017	PLN	43,000	USD	11,075	(484)
Goldman Sachs & Co.	6/5/2017	RUB	4,742,000	USD	82,539	(967)
RBC Capital Markets	6/5/2017	SEK	463,000	USD	52,371	(916)
RBC Capital Markets	6/5/2017	SGD	141,000	USD	100,907	(1,003)
Goldman Sachs & Co.	6/5/2017	THB	1,030,000	USD	29,752	(488)
Goldman Sachs & Co.	6/5/2017	TRY	33,000	USD	9,196	(144)
Goldman Sachs & Co.	6/5/2017	TWD	97,000	USD	3,215	(11)
Goldman Sachs & Co.	6/5/2017	TWD	6,986,000	USD	231,670	(622)
RBC Capital Markets	6/5/2017	USD	2,990	AUD	4,000	(18)
RBC Capital Markets	6/5/2017	USD	199,513	AUD	268,000	(391)
RBC Capital Markets	6/5/2017	USD	2,179	BRL	7,000	(18)
RBC Capital Markets	6/5/2017	USD	3,703	BRL	12,000	2
The Bank of New York Mellon	6/5/2017	USD	61,675	BRL	200,000	61
RBC Capital Markets	6/5/2017	USD	6,586	CAD	9,000	77
RBC Capital Markets	6/5/2017	USD	446,311	CAD	602,800	(29)
RBC Capital Markets	6/5/2017	USD	8,465	CLP	5,685,000	(29)
The Bank of Nova Scotia	6/5/2017	USD	5,419	CZK	127,000	(3)
Goldman Sachs & Co.	6/5/2017	USD	925,491	EUR	823,000	(712)
RBC Capital Markets	6/5/2017	USD	8,997	EUR	8,000	(8)
Goldman Sachs & Co.	6/5/2017	USD	24,593	GBP	19,000	(108)
Goldman Sachs & Co.	6/5/2017	USD	961,729	GBP	745,000	(1,678)
Goldman Sachs & Co.	6/5/2017	USD	368,844	HKD	2,874,000	15
RBC Capital Markets	6/5/2017	USD	3,581	JPY	396,000	(5)
The Bank of New York Mellon	6/5/2017	USD	71,825	JPY	7,943,000	(89)
RBC Capital Markets	6/5/2017	USD	12,587	KRW	14,073,000	(16)
The Bank of Nova Scotia	6/5/2017	USD	4,064	MXN	76,000	8
RBC Capital Markets	6/5/2017	USD	24,099	MYR	103,000	(40)
The Bank of Nova Scotia	6/5/2017	USD	1,828	PHP	91,000	0
The Bank of Nova Scotia	6/5/2017	USD	11,555	PLN	43,000	4
Goldman Sachs & Co.	6/5/2017	USD	1,848	RUB	106,000	18
Goldman Sachs & Co.	6/5/2017	USD	81,674	RUB	4,636,000	(34)
RBC Capital Markets	6/5/2017	USD	53,372	SEK	463,000	(85)
RBC Capital Markets	6/5/2017	USD	101,923	SGD	141,000	(13)
Goldman Sachs & Co.	6/5/2017	USD	30,250	THB	1,030,000	(10)
Goldman Sachs & Co.	6/5/2017	USD	9,320	TRY	33,000	20
Goldman Sachs & Co.	6/5/2017	USD	235,433	TWD	7,083,000	84
Goldman Sachs & Co.	6/5/2017	USD	88,624	ZAR	1,169,300	450
Goldman Sachs & Co.	6/5/2017	ZAR	1,169,300	USD	86,869	(2,205)

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (Continued)

May 31, 2017

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	6/6/2017	AED	77,000	USD	20,960	$(3)
RBC Capital Markets	6/6/2017	CHF	5,000	USD	5,169	4
The Bank of New York Mellon	6/6/2017	CHF	110,000	USD	110,724	(2,894)
The Bank of Nova Scotia	6/6/2017	DKK	19,000	USD	2,786	(84)
RBC Capital Markets	6/6/2017	IDR	39,312,000	USD	2,941	(9)
RBC Capital Markets	6/6/2017	NOK	179,000	USD	20,903	(285)
The Bank of Nova Scotia	6/6/2017	NZD	20,000	USD	13,719	(449)
Goldman Sachs & Co.	6/6/2017	QAR	37,000	USD	10,156	(5)
Goldman Sachs & Co.	6/6/2017	USD	20,964	AED	77,000	0
RBC Capital Markets	6/6/2017	USD	5,033	CHF	5,000	132
The Bank of New York Mellon	6/6/2017	USD	113,692	CHF	110,000	(74)
The Bank of Nova Scotia	6/6/2017	USD	2,872	DKK	19,000	(1)
RBC Capital Markets	6/6/2017	USD	2,951	IDR	39,312,000	(2)
RBC Capital Markets	6/6/2017	USD	21,253	NOK	179,000	(66)
The Bank of Nova Scotia	6/6/2017	USD	14,195	NZD	20,000	(27)
Goldman Sachs & Co.	6/6/2017	USD	10,161	QAR	37,000	(1)
Goldman Sachs & Co.	7/5/2017	AED	77,000	USD	20,961	(1)
Goldman Sachs & Co.	7/5/2017	AED	26,000	USD	7,078	0
Goldman Sachs & Co.	7/5/2017	AUD	14,000	USD	10,417	20
RBC Capital Markets	7/5/2017	AUD	268,000	USD	199,415	388
RBC Capital Markets	7/5/2017	CAD	602,800	USD	446,551	10
RBC Capital Markets	7/5/2017	CAD	92,000	USD	68,151	0
RBC Capital Markets	7/5/2017	CHF	10,000	USD	10,358	9
The Bank of New York Mellon	7/5/2017	CHF	105,000	USD	108,734	69
The Bank of Nova Scotia	7/5/2017	DKK	19,000	USD	2,877	1
Goldman Sachs & Co.	7/5/2017	EUR	831,000	USD	935,999	696
Goldman Sachs & Co.	7/5/2017	EUR	45,000	USD	50,693	45
Goldman Sachs & Co.	7/5/2017	GBP	745,000	USD	962,645	1,644
Goldman Sachs & Co.	7/5/2017	HKD	299,000	USD	38,400	(3)
Goldman Sachs & Co.	7/5/2017	HKD	2,874,000	USD	369,086	(46)
RBC Capital Markets	7/5/2017	IDR	39,312,000	USD	2,944	4
RBC Capital Markets	7/5/2017	IDR	10,325,000	USD	773	1
RBC Capital Markets	7/5/2017	JPY	4,022,000	USD	36,424	49
The Bank of New York Mellon	7/5/2017	JPY	8,339,000	USD	75,510	92
The Bank of New York Mellon	7/5/2017	JPY	746,000	USD	6,755	8
RBC Capital Markets	7/5/2017	KRW	14,073,000	USD	12,590	14
RBC Capital Markets	7/5/2017	KRW	73,000	USD	65	0
RBC Capital Markets	7/5/2017	MYR	103,000	USD	24,096	73
RBC Capital Markets	7/5/2017	NOK	179,000	USD	21,262	65
The Bank of Nova Scotia	7/5/2017	NZD	20,000	USD	14,186	26
The Bank of Nova Scotia	7/5/2017	PLN	43,000	USD	11,552	(4)
Goldman Sachs & Co.	7/5/2017	QAR	37,000	USD	10,158	0
Goldman Sachs & Co.	7/5/2017	RUB	4,636,000	USD	81,123	43
RBC Capital Markets	7/5/2017	SEK	463,000	USD	53,465	83
RBC Capital Markets	7/5/2017	SGD	7,000	USD	5,062	0
RBC Capital Markets	7/5/2017	SGD	10,000	USD	7,229	(1)
RBC Capital Markets	7/5/2017	SGD	141,000	USD	101,956	10
Goldman Sachs & Co.	7/5/2017	THB	1,030,000	USD	30,243	7
Goldman Sachs & Co.	7/5/2017	THB	212,000	USD	6,223	0
Goldman Sachs & Co.	7/5/2017	TRY	33,000	USD	9,242	(13)
Goldman Sachs & Co.	7/5/2017	TWD	718,000	USD	23,870	(28)
Goldman Sachs & Co.	7/5/2017	TWD	7,083,000	USD	235,511	(239)
Goldman Sachs & Co.	7/5/2017	USD	4,502	EUR	4,000	0
Goldman Sachs & Co.	7/5/2017	USD	250,712	GBP	194,000	(465)
Goldman Sachs & Co.	7/5/2017	USD	3,870	GBP	3,000	0
RBC Capital Markets	7/5/2017	USD	8,385	MYR	36,000	12

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (Continued)

May 31, 2017

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
RBC Capital Markets	7/5/2017	USD	7,009	NOK	59,000	$(22)
The Bank of Nova Scotia	7/5/2017	USD	7,522	PLN	28,000	3
Goldman Sachs & Co.	7/5/2017	USD	2,970	RUB	170,000	3
RBC Capital Markets	7/5/2017	USD	13,514	SEK	117,000	(24)
Goldman Sachs & Co.	7/5/2017	ZAR	209,000	USD	15,755	(78)
Goldman Sachs & Co.	7/5/2017	ZAR	1,169,300	USD	88,150	(433)
RBC Capital Markets	7/6/2017	BRL	28,000	USD	8,566	(16)
The Bank of New York Mellon	7/6/2017	BRL	212,000	USD	64,887	(94)
RBC Capital Markets	7/6/2017	CLP	5,685,000	USD	8,456	29
The Bank of Nova Scotia	7/6/2017	MXN	76,000	USD	4,043	(8)
The Bank of Nova Scotia	7/6/2017	PHP	91,000	USD	1,826	0
The Bank of Nova Scotia	7/6/2017	PHP	79,000	USD	1,583	(2)
RBC Capital Markets	7/6/2017	USD	3,631	CLP	2,441,000	(12)
The Bank of Nova Scotia	7/6/2017	USD	160	MXN	3,000	0
The Bank of Nova Scotia	7/7/2017	CZK	127,000	USD	5,430	3
The Bank of Nova Scotia	7/7/2017	CZK	2,000	USD	86	0

Total net unrealized depreciation						$(38,236)

Currency Abbreviations

AED	Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso

MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Phillippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

For information on the Fund’s policy and additional disclosures regarding forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (Continued)

May 31, 2017

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$3,831,323	$—	$—	$3,831,323
Preferred Stocks (f)	31,461	—	—	31,461
Rights	402	—	—	402
Exchange Traded Fund	28,205	—	—	28,205
Short-Term Investments	160,019	—	—	160,019
Derivatives (g)
Forward Foreign Currency Exchange Contracts	—	11,212	—	11,212

TOTAL	$4,051,410	$11,212	$—	$4,062,622

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Exchange Contracts	$—	$(49,448)	$—	$(49,448)

TOTAL	$—	$(49,448)	$—	$(49,448)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the year ended May 31, 2017.

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF

May 31, 2017

	Number of Shares	Value
COMMON STOCKS — 98.6%
Australia — 7.1%
ASX Ltd.	551	$20,930
Aurizon Holdings Ltd.	5,840	23,867
Bendigo & Adelaide Bank Ltd.	1,276	10,685
Crown Resorts Ltd.	1,140	10,970
Flight Centre Travel Group Ltd.	151	4,012
Fortescue Metals Group Ltd.	4,432	15,972
Harvey Norman Holdings Ltd. (a)	1,486	4,163
Insurance Australia Group Ltd.	6,739	31,847
LendLease Group (b)	1,576	19,123
Medibank Pvt Ltd.	7,839	16,018
QBE Insurance Group Ltd.	3,904	37,421
Tabcorp Holdings Ltd.	2,239	7,620
Tatts Group Ltd.	3,932	12,271
Telstra Corp. Ltd.	11,849	38,740
Wesfarmers Ltd.	3,219	102,134

		355,773

Denmark — 0.1%
Tryg A/S	306	6,294

Finland — 3.7%
Elisa OYJ	405	15,773
Fortum OYJ	1,264	20,134
Metso OYJ	303	10,307
Nokian Renkaat OYJ	311	12,710
Sampo OYJ, Class A	1,272	64,630
Stora Enso OYJ, Class R	1,568	19,834
UPM-Kymmene OYJ	1,519	42,830

		186,218

France — 14.5%
AXA SA	5,522	147,263
Bouygues SA	606	25,957
CNP Assurances	457	10,052
Edenred (a)	632	16,670
Eutelsat Communications SA	468	12,039
Sanofi	2,506	248,210
SCOR SE	492	19,369
TOTAL SA (a)	4,576	242,991

		722,551

Germany — 19.2%
Allianz SE	1,301	249,768
Axel Springer SE	138	8,675
BASF SE	2,583	243,272
Bayerische Motoren Werke AG	942	88,138
Daimler AG	2,741	198,942
Evonik Industries AG	464	15,978
Innogy SE, 144A	395	16,209
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	458	90,423
ProSiebenSat.1 Media SE	663	28,149
TUI AG	1,253	19,341

		958,895

Hong Kong — 5.2%
BOC Hong Kong Holdings Ltd.	10,429	47,042

	Number of Shares	Value
Hong Kong (Continued)
CLP Holdings Ltd.	4,606	$50,360
Hang Lung Properties Ltd.	6,045	15,631
Hang Seng Bank Ltd.	2,152	45,429
HKT Trust & HKT Ltd. (b)	11,037	14,447
New World Development Co. Ltd.	16,134	20,083
NWS Holdings Ltd.	4,239	8,203
Power Assets Holdings Ltd.	3,920	35,113
Sino Land Co. Ltd.	8,863	15,423
Yue Yuen Industrial Holdings Ltd.	1,982	7,897

		259,628

Italy — 1.9%
Atlantia SpA	1,293	35,993
Snam SpA	6,421	29,444
Terna Rete Elettrica Nazionale SpA	4,059	22,935
UnipolSai SpA	3,020	6,839

		95,211

Japan — 2.9%
Aozora Bank Ltd.	3,230	11,870
Canon, Inc.	3,049	104,065
Sekisui House Ltd.	1,700	29,165

		145,100

Luxembourg — 0.5%
SES SA	1,037	25,652

Macau — 0.6%
Sands China Ltd.	6,887	31,772

New Zealand — 0.7%
Contact Energy Ltd.	1,965	7,184
Fletcher Building Ltd.	1,861	9,968
Mercury NZ Ltd.	1,898	4,370
Spark New Zealand Ltd.	4,919	13,104

		34,626

Norway — 0.2%
Gjensidige Forsikring ASA	539	8,689

Portugal — 0.5%
EDP — Energias de Portugal SA	6,765	24,881

Singapore — 3.6%
ComfortDelGro Corp. Ltd.	6,100	10,581
Singapore Airlines Ltd.	1,400	10,128
Singapore Exchange Ltd.	2,150	11,297
Singapore Press Holdings Ltd. (a)	4,280	9,806
Singapore Technologies Engineering Ltd.	4,190	11,265
Singapore Telecommunications Ltd.	23,270	63,235
StarHub Ltd.	1,600	3,122
United Overseas Bank Ltd.	3,690	61,284

		180,718

Spain — 2.1%
Distribuidora Internacional de Alimentacion SA	1,682	10,352
Enagas SA	646	19,205
Endesa SA	904	22,560
Gas Natural SDG SA	997	25,110

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Spain (Continued)
Red Electrica Corp. SA	1,232	$27,645

		104,872

Sweden — 1.8%
Hennes & Mauritz AB, Class B	2,703	67,331
Skanska AB, Class B	968	23,043

		90,374

Switzerland — 5.3%
Swiss Prime Site AG	203	18,696
Swiss Re AG	922	84,056
Swisscom AG	74	35,481
Zurich Insurance Group AG	429	126,102

		264,335

United Kingdom — 28.7%
Aberdeen Asset Management PLC	2,468	9,190
Admiral Group PLC	575	15,091
AstraZeneca PLC	3,602	242,909
BAE Systems PLC	9,044	77,549
Berkeley Group Holdings PLC	374	15,690
British American Tobacco PLC	3,525	251,160
Direct Line Insurance Group PLC	3,914	17,580
easyJet PLC	452	8,235
IMI PLC	774	12,505
Imperial Brands PLC	2,729	127,601
Inmarsat PLC	1,212	12,493
ITV PLC	10,312	26,001
Legal & General Group PLC	16,950	54,991
Marks & Spencer Group PLC	4,625	22,793
National Grid PLC	9,783	137,330
Next PLC	419	23,538
Pearson PLC	2,341	21,310

	Number of Shares	Value
United Kingdom (Continued)
Persimmon PLC	878	$27,772
Provident Financial PLC	421	16,550
Rio Tinto Ltd.	1,207	56,332
Rio Tinto PLC	3,522	140,788
Severn Trent PLC	671	21,614
SSE PLC	2,880	55,846
Standard Life PLC	5,633	27,783
Tate & Lyle PLC	1,323	12,580

		1,435,231

TOTAL COMMON STOCKS (Cost $4,579,937)		4,930,820

PREFERRED STOCK — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG (Cost $10,739)	147	12,078

EXCHANGE-TRADED FUND — 0.5%
Deutsche X-Trackers MSCI EAFE Hedged Equity ETF (c) (Cost $22,942)	770	23,654

SECURITIES LENDING COLLATERAL — 5.3%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.74% (d)(e) (Cost $262,817)	262,817	262,817

TOTAL INVESTMENTS — 104.7% (Cost $4,876,435)†		$5,229,369
Other assets and liabilities, net — (4.7%)		(230,481)

NET ASSETS — 100.0%		$4,998,888

†	The cost for federal income tax purposes was $4,948,263. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $281,106. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $384,759 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $103,653.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2017 amounted to $236,607, which is 4.7% of net assets.
(b)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund advised by DBX Advisors LLC.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of May 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of New York Mellon	6/5/2017	AUD	526,000	USD	393,119	$2,306
RBC Capital Markets	6/5/2017	EUR	57,000	USD	62,161	(1,888)
The Bank of New York Mellon	6/5/2017	EUR	1,800,000	USD	1,963,116	(59,486)
JP Morgan & Chase Co.	6/5/2017	GBP	76,000	USD	98,408	470

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF (Continued)

May 31, 2017

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of New York Mellon	6/5/2017	GBP	1,187,000	USD	1,537,017	$7,377
RBC Capital Markets	6/5/2017	HKD	2,196,000	USD	282,518	676
RBC Capital Markets	6/5/2017	HKD	15,000	USD	1,930	4
RBC Capital Markets	6/5/2017	JPY	143,000	USD	1,284	(7)
RBC Capital Markets	6/5/2017	JPY	11,328,000	USD	101,720	(588)
The Bank of Nova Scotia	6/5/2017	SEK	450,000	USD	50,899	(892)
The Bank of Nova Scotia	6/5/2017	SGD	230,000	USD	164,586	(1,651)
The Bank of New York Mellon	6/5/2017	USD	380,414	AUD	511,000	(745)
The Bank of New York Mellon	6/5/2017	USD	11,211	AUD	15,000	(66)
RBC Capital Markets	6/5/2017	USD	64,097	EUR	57,000	(48)
The Bank of New York Mellon	6/5/2017	USD	2,011,731	EUR	1,789,000	(1,489)
The Bank of New York Mellon	6/5/2017	USD	11,997	EUR	11,000	363
JP Morgan & Chase Co.	6/5/2017	USD	98,119	GBP	76,000	(181)
The Bank of New York Mellon	6/5/2017	USD	1,472,974	GBP	1,141,000	(2,613)
The Bank of New York Mellon	6/5/2017	USD	59,564	GBP	46,000	(286)
RBC Capital Markets	6/5/2017	USD	283,736	HKD	2,211,000	31
RBC Capital Markets	6/5/2017	USD	103,730	JPY	11,471,000	(130)
The Bank of Nova Scotia	6/5/2017	USD	51,873	SEK	450,000	(82)
The Bank of Nova Scotia	6/5/2017	USD	6,442	SGD	9,000	63
The Bank of Nova Scotia	6/5/2017	USD	159,751	SGD	221,000	(20)
RBC Capital Markets	6/6/2017	CHF	239,000	USD	240,557	(6,304)
The Bank of Nova Scotia	6/6/2017	DKK	40,000	USD	5,866	(177)
The Bank of Nova Scotia	6/6/2017	NOK	221,000	USD	25,807	(352)
The Bank of Nova Scotia	6/6/2017	NZD	48,000	USD	32,924	(1,080)
RBC Capital Markets	6/6/2017	USD	238,798	CHF	231,000	(199)
RBC Capital Markets	6/6/2017	USD	8,053	CHF	8,000	211
The Bank of Nova Scotia	6/6/2017	USD	6,046	DKK	40,000	(3)
The Bank of Nova Scotia	6/6/2017	USD	26,240	NOK	221,000	(81)
The Bank of Nova Scotia	6/6/2017	USD	34,068	NZD	48,000	(64)
The Bank of New York Mellon	7/5/2017	AUD	47,000	USD	34,971	67
The Bank of New York Mellon	7/5/2017	AUD	511,000	USD	380,222	735
RBC Capital Markets	7/5/2017	CHF	27,000	USD	27,966	24
RBC Capital Markets	7/5/2017	CHF	231,000	USD	239,264	201
The Bank of Nova Scotia	7/5/2017	DKK	40,000	USD	6,056	3
RBC Capital Markets	7/5/2017	EUR	50,000	USD	56,323	47
RBC Capital Markets	7/5/2017	EUR	57,000	USD	64,200	46
The Bank of New York Mellon	7/5/2017	EUR	1,789,000	USD	2,014,951	1,403
JP Morgan & Chase Co.	7/5/2017	GBP	76,000	USD	98,214	179
The Bank of New York Mellon	7/5/2017	GBP	1,141,000	USD	1,474,400	2,585
RBC Capital Markets	7/5/2017	HKD	2,211,000	USD	283,932	(45)
RBC Capital Markets	7/5/2017	HKD	77,000	USD	9,888	(1)
RBC Capital Markets	7/5/2017	JPY	11,471,000	USD	103,873	129
RBC Capital Markets	7/5/2017	JPY	4,753,000	USD	43,044	58
The Bank of Nova Scotia	7/5/2017	NOK	221,000	USD	26,251	80
The Bank of Nova Scotia	7/5/2017	NZD	48,000	USD	34,047	63
The Bank of Nova Scotia	7/5/2017	NZD	1,000	USD	709	1
The Bank of Nova Scotia	7/5/2017	SEK	353,000	USD	40,768	68
The Bank of Nova Scotia	7/5/2017	SEK	450,000	USD	51,963	80
The Bank of Nova Scotia	7/5/2017	SGD	34,000	USD	24,585	2
The Bank of Nova Scotia	7/5/2017	SGD	221,000	USD	159,802	14
The Bank of New York Mellon	7/5/2017	USD	140,853	GBP	109,000	(251)
The Bank of Nova Scotia	7/5/2017	USD	16,632	NOK	140,000	(53)

Total net unrealized depreciation						$(61,496)

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF (Continued)

May 31, 2017

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar

JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign exchange currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$4,930,820	$—	$—	$4,930,820
Preferred Stock	12,078	—	—	12,078
Exchange-Traded Fund	23,654	—	—	23,654
Short-Term Investments	262,817	—	—	262,817
Derivatives (g)
Forward Foreign Currency Exchange Contracts	—	17,286	—	17,286

TOTAL	$5,229,369	$17,286	$—	$5,246,655

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Exchange Contracts	$—	$(78,782)	$—	$(78,782)

TOTAL	$—	$(78,782)	$—	$(78,782)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the year ended May 31, 2017.

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF

May 31, 2017

	Number of Shares	Value
COMMON STOCKS — 94.5%
Brazil — 6.9%
Ambev SA	12,651	$73,147
BB Seguridade Participacoes SA	1,842	16,565
BM&FBovespa SA — Bolsa de Valores Mercadorias e Futuros	5,540	31,535
CCR SA	3,215	16,473
Cosan SA Industria e Comercio	408	4,543
Hypermarcas SA	944	8,606
Porto Seguro SA	347	3,453
Transmissora Alianca de Energia Eletrica SA	492	3,451

		157,773

Chile — 0.3%
Enel Generacion Chile SA	9,105	7,005

China — 21.0%
Agricultural Bank of China Ltd., Class H	68,741	33,345
ANTA Sports Products Ltd.	3,000	8,874
Bank of China Ltd., Class H	209,604	104,902
Belle International Holdings Ltd.	17,549	13,692
China Construction Bank Corp., Class H	137,422	113,570
China Pacific Insurance Group Co. Ltd., Class H	7,157	28,655
China Vanke Co. Ltd., Class H	3,202	8,506
Chongqing Changan Automobile Co. Ltd., Class B	2,600	3,437
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	1,499	5,646
Hengan International Group Co. Ltd.	1,766	12,385
Industrial & Commercial Bank of China Ltd., Class H	171,741	114,824
Jiangsu Expressway Co. Ltd., Class H	4,011	5,827
Lenovo Group Ltd.	17,991	11,774
Longfor Properties Co. Ltd.	4,089	8,322
Sinopec Engineering Group Co. Ltd., Class H	3,379	3,105
Zhejiang Expressway Co. Ltd., Class H	4,484	5,259

		482,123

Czech Republic — 0.5%
Komercni banka as	201	8,008
Moneta Money Bank AS, 144A	1,282	4,364

		12,372

Hong Kong — 4.4%
China Everbright Ltd.	2,972	6,674
China Merchants Port Holdings Co. Ltd.	3,177	9,418
China Overseas Land & Investment Ltd.	9,990	29,999
China Resources Land Ltd.	8,000	23,510
China Resources Power Holdings Co. Ltd.	4,209	8,685
Guangdong Investment Ltd.	8,000	11,539
Shimao Property Holdings Ltd.	2,884	4,922
Sun Art Retail Group Ltd.	6,392	5,906

		100,653

	Number of Shares	Value
Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	119	$9,677

Indonesia — 0.9%
PT Bank Negara Indonesia Persero Tbk	20,538	10,099
PT Gudang Garam Tbk	1,326	7,362
PT Surya Citra Media Tbk	18,995	4,150

		21,611

Malaysia — 2.1%
Alliance Financial Group Bhd	3,100	3,136
DiGi.Com Bhd	8,748	10,117
HAP Seng Consolidated Bhd	1,500	3,217
IOI Properties Group Bhd	5,000	2,477
Maxis Bhd	4,800	6,897
MISC Bhd	3,500	6,133
Petronas Gas Bhd	1,900	8,239
Telekom Malaysia Bhd	3,600	5,451
Westports Holdings Bhd	2,500	2,372

		48,039

Mexico — 1.8%
Kimberly-Clark de Mexico SAB de CV, Class A	4,056	8,018
Wal-Mart de Mexico SAB de CV	14,191	32,521

		40,539

Philippines — 0.4%
DMCI Holdings, Inc.	10,900	2,943
Energy Development Corp.	27,900	3,419
Globe Telecom, Inc.	85	3,604

		9,966

Poland — 0.9%
Bank Zachodni WBK SA	107	9,758
Polskie Gornictwo Naftowe i Gazownictwo SA	5,798	9,897

		19,655

Qatar — 1.0%
Barwa Real Estate Co.	294	2,737
Masraf Al Rayan QSC	971	11,813
Qatar Electricity & Water Co. QSC	73	4,208
Qatar Islamic Bank SAQ	156	4,379

		23,137

Russia — 7.7%
Gazprom PJSC, ADR	959	3,993
Gazprom PJSC	26,985	57,224
LUKOIL PJSC	702	34,073
LUKOIL PJSC, ADR	420	20,055
PhosAgro PJSC, GDR	393	5,581
Rosneft Oil Co. PJSC	125	664
Rosneft Oil Co. PJSC, GDR	2,917	15,256
Rostelecom PJSC	2,772	3,494
RusHydro PJSC	250,152	3,440
Severstal PJSC	451	5,872
Tatneft PJSC	4,089	27,719

		177,371

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
South Africa — 9.6%
Barclays Africa Group Ltd.	1,132	$11,998
Bidvest Group Ltd.	884	11,517
Coronation Fund Managers Ltd. (a)	704	3,786
FirstRand Ltd.	8,992	33,808
Foschini Group Ltd.	546	5,766
Imperial Holdings Ltd.	401	5,075
Liberty Holdings Ltd.	343	2,991
Life Healthcare Group Holdings Ltd. (a)	3,490	7,432
MMI Holdings Ltd.	2,496	4,172
Mr Price Group Ltd. (a)	648	7,411
Nedbank Group Ltd.	626	10,506
Netcare Ltd.	2,832	5,822
RMB Holdings Ltd.	1,865	8,747
Sanlam Ltd.	3,762	19,686
SPAR Group Ltd.	515	6,712
Standard Bank Group Ltd.	3,459	38,649
Truworths International Ltd.	1,162	6,632
Vodacom Group Ltd. (a)	1,391	17,528
Woolworths Holdings Ltd.	2,625	13,490

		221,728

South Korea — 2.7%
Coway Co. Ltd.	141	12,657
Hyundai Marine & Fire Insurance Co. Ltd.	168	5,664
KT&G Corp.	313	31,032
SK Telecom Co. Ltd.	55	12,453

		61,806

Taiwan — 25.9%
Advanced Semiconductor Engineering, Inc.	17,941	22,964
Catcher Technology Co. Ltd.	1,726	18,248
Cathay Financial Holding Co. Ltd.	21,285	33,330
Cheng Shin Rubber Industry Co. Ltd.	4,936	9,961
Chicony Electronics Co. Ltd.	1,727	4,484
Chunghwa Telecom Co. Ltd.	9,822	35,103
Compal Electronics, Inc.	8,905	5,951
CTBC Financial Holding Co. Ltd.	45,638	29,056
Delta Electronics, Inc.	5,130	28,311
Eclat Textile Co. Ltd.	500	5,095
Far EasTone Telecommunications Co. Ltd.	4,047	10,293
Feng TAY Enterprise Co. Ltd.	1,048	4,076
First Financial Holding Co. Ltd.	23,581	15,091
Formosa Plastics Corp.	11,247	33,540
Formosa Taffeta Co. Ltd.	2,429	2,540
Foxconn Technology Co. Ltd.	1,886	5,342
Fubon Financial Holding Co. Ltd.	17,615	26,851
Giant Manufacturing Co. Ltd.	1,000	5,868
Highwealth Construction Corp.	1,607	2,653
Hon Hai Precision Industry Co. Ltd.	33,759	115,602
Hotai Motor Co. Ltd.	764	10,020
Hua Nan Financial Holdings Co. Ltd.	17,563	10,072
Inventec Corp.	7,880	5,855
MediaTek, Inc.	3,663	28,009
Merida Industry Co. Ltd.	384	2,075
Micro-Star International Co. Ltd.	2,107	4,903
Nanya Technology Corp.	2,137	3,616

	Number of Shares	Value
Taiwan (Continued)
Novatek Microelectronics Corp.	1,810	$7,191
Pegatron Corp.	5,000	15,426
Phison Electronics Corp.	469	5,083
Pou Chen Corp.	6,045	8,340
Realtek Semiconductor Corp.	1,421	4,748
Ruentex Industries Ltd.	1,795	2,685
Siliconware Precision Industries Co. Ltd.	5,653	9,547
Taiwan Mobile Co. Ltd.	4,304	16,026
Transcend Information, Inc.	678	2,322
Uni-President Enterprises Corp.	13,225	26,425
Vanguard International Semiconductor Corp.	1,825	3,440
Yuanta Financial Holding Co. Ltd.	28,288	12,273
Zhen Ding Technology Holding Ltd.	1,257	3,092

		595,507

Thailand — 4.4%
Bangkok Bank PCL	700	3,699
Delta Electronics Thailand PCL, NVDR	1,547	4,088
Glow Energy PCL, NVDR	1,630	3,852
Krung Thai Bank PCL, NVDR	9,823	5,509
PTT Global Chemical PCL, NVDR	6,425	13,393
PTT PCL, NVDR	2,800	32,308
Siam Cement PCL	900	13,899
Siam Cement PCL, NVDR	155	2,394
Siam Commercial Bank PCL, NVDR	4,700	21,113

		100,255

Turkey — 0.9%
Eregli Demir ve Celik Fabrikalari TAS	3,604	6,528
Ford Otomotiv Sanayi AS	232	2,659
Tupras Turkiye Petrol Rafinerileri AS	322	8,671
Turkiye Sise ve Cam Fabrikalari AS	2,231	2,979

		20,837

United Arab Emirates — 2.7%
Abu Dhabi Commercial Bank PJSC	5,466	10,863
Aldar Properties PJSC	9,689	5,830
DAMAC Properties Dubai Co. PJSC	5,347	4,353
Dubai Islamic Bank PJSC	3,174	5,020
Emaar Malls PJSC	6,442	4,385
Emirates Telecommunications Group Co. PJSC	4,719	22,098
First Abu Dhabi Bank PJSC	3,502	10,059

		62,608

TOTAL COMMON STOCKS (Cost $2,014,550)		2,172,662

PREFERRED STOCKS — 2.4%
Brazil — 1.3%
Itausa — Investimentos Itau SA	10,625	29,386

Russia — 0.4%
Surgutneftegas OJSC	18,387	9,150

South Korea — 0.7%
Hyundai Motor Co.	71	6,722

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
South Korea (Continued)
Hyundai Motor Co. — 2nd Preferred	104	$10,543

		17,265

TOTAL PREFERRED STOCKS (Cost $53,548)		55,801

RIGHTS — 0.1%
South Africa — 0.1%
Sibanye Gold Ltd.*, expires 06/09/17 (Cost $1,619)	2,946	1,011

EXCHANGE-TRADED FUND — 0.4%
Deutsche X-Trackers MSCI Emerging Markets Hedged Equity ETF (b) (Cost $9,501)	450	9,653

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 1.4%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.74% (c)(d) (Cost $31,332)	31,332	$31,332

TOTAL INVESTMENTS — 98.8% (Cost $2,110,550)†		$2,270,459
Other assets and liabilities, net — 1.2%		28,265

NET ASSETS — 100.0%		$2,298,724

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,128,826. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $141,633. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $186,571 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $44,938.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2017 amounted to $29,542, which is 1.3% of net assets.
(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
OJSC:	Open Joint Stock Company
PJSC:	Private Joint Stock Company
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2017, open future contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
SGX NIFTY 50 Futures	USD	3	$57,822	6/29/2017	$(15)

As of May 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	6/5/2017	BRL	14,000	USD	4,321	$(1)
The Bank of Nova Scotia	6/5/2017	BRL	556,000	USD	172,360	734
The Bank of Nova Scotia	6/5/2017	CLP	6,021,000	USD	9,003	68
The Bank of Nova Scotia	6/5/2017	CZK	352,000	USD	14,304	(707)
The Bank of Nova Scotia	6/5/2017	HKD	4,403,000	USD	566,466	1,370
The Bank of Nova Scotia	6/5/2017	KRW	34,808,000	USD	30,621	(471)
The Bank of Nova Scotia	6/5/2017	MXN	188,000	USD	9,853	(221)
The Bank of Nova Scotia	6/5/2017	MYR	5,000	USD	1,149	(19)
The Bank of Nova Scotia	6/5/2017	MYR	317,000	USD	73,151	(895)
The Bank of Nova Scotia	6/5/2017	PHP	220,000	USD	4,390	(29)
The Bank of Nova Scotia	6/5/2017	PLN	143,000	USD	36,831	(1,608)

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (Continued)

May 31, 2017

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	6/5/2017	PLN	12,000	USD	3,091	$(135)
The Bank of Nova Scotia	6/5/2017	RUB	12,238,000	USD	213,027	(2,483)
The Bank of Nova Scotia	6/5/2017	RUB	129,000	USD	2,248	(24)
The Bank of Nova Scotia	6/5/2017	THB	3,292,000	USD	95,112	(1,539)
The Bank of Nova Scotia	6/5/2017	TRY	6,000	USD	1,672	(26)
The Bank of Nova Scotia	6/5/2017	TRY	81,000	USD	22,572	(353)
The Bank of Nova Scotia	6/5/2017	TWD	352,000	USD	11,656	(49)
The Bank of Nova Scotia	6/5/2017	TWD	19,543,000	USD	647,334	(2,490)
The Bank of Nova Scotia	6/5/2017	USD	175,774	BRL	570,000	174
The Bank of Nova Scotia	6/5/2017	USD	8,966	CLP	6,021,000	(32)
The Bank of Nova Scotia	6/5/2017	USD	15,020	CZK	352,000	(9)
The Bank of Nova Scotia	6/5/2017	USD	565,034	HKD	4,403,000	62
The Bank of Nova Scotia	6/5/2017	USD	31,090	KRW	34,808,000	2
The Bank of Nova Scotia	6/5/2017	USD	10,054	MXN	188,000	20
The Bank of Nova Scotia	6/5/2017	USD	75,278	MYR	322,000	(63)
The Bank of Nova Scotia	6/5/2017	USD	4,420	PHP	220,000	(1)
The Bank of Nova Scotia	6/5/2017	USD	41,650	PLN	155,000	14
The Bank of Nova Scotia	6/5/2017	USD	217,873	RUB	12,367,000	(91)
The Bank of Nova Scotia	6/5/2017	USD	95,302	THB	3,245,000	(32)
The Bank of Nova Scotia	6/5/2017	USD	1,359	THB	47,000	21
The Bank of Nova Scotia	6/5/2017	USD	24,601	TRY	87,000	22
The Bank of Nova Scotia	6/5/2017	USD	8,582	TWD	259,000	30
The Bank of Nova Scotia	6/5/2017	USD	652,793	TWD	19,636,000	123
The Bank of Nova Scotia	6/5/2017	USD	255,038	ZAR	3,363,000	1,146
The Bank of Nova Scotia	6/5/2017	ZAR	26,000	USD	1,932	(49)
The Bank of Nova Scotia	6/5/2017	ZAR	3,337,000	USD	247,956	(6,248)
The Bank of Nova Scotia	6/6/2017	AED	229,000	USD	62,338	(8)
The Bank of Nova Scotia	6/6/2017	AED	12,000	USD	3,267	0
The Bank of Nova Scotia	6/6/2017	HUF	2,384,000	USD	8,303	(387)
The Bank of Nova Scotia	6/6/2017	IDR	376,713,000	USD	28,165	(98)
The Bank of Nova Scotia	6/6/2017	QAR	98,000	USD	26,895	(17)
The Bank of Nova Scotia	6/6/2017	USD	65,614	AED	241,000	(1)
The Bank of Nova Scotia	6/6/2017	USD	8,696	HUF	2,384,000	(6)
The Bank of Nova Scotia	6/6/2017	USD	28,282	IDR	376,713,000	(18)
The Bank of Nova Scotia	6/6/2017	USD	26,914	QAR	98,000	(2)
The Bank of Nova Scotia	7/5/2017	AED	241,000	USD	65,607	(1)
The Bank of Nova Scotia	7/5/2017	HKD	125,000	USD	16,053	(2)
The Bank of Nova Scotia	7/5/2017	HKD	4,403,000	USD	565,411	(103)
The Bank of Nova Scotia	7/5/2017	HUF	278,000	USD	1,015	1
The Bank of Nova Scotia	7/5/2017	HUF	2,384,000	USD	8,704	4
The Bank of Nova Scotia	7/5/2017	IDR	376,713,000	USD	30,740	2,569
The Bank of Nova Scotia	7/5/2017	KRW	34,808,000	USD	31,089	(15)
The Bank of Nova Scotia	7/5/2017	KRW	52,141,000	USD	46,471	(121)
The Bank of Nova Scotia	7/5/2017	MYR	322,000	USD	75,278	176
The Bank of Nova Scotia	7/5/2017	PLN	155,000	USD	41,639	(14)
The Bank of Nova Scotia	7/5/2017	QAR	98,000	USD	26,899	(4)
The Bank of Nova Scotia	7/5/2017	RUB	12,367,000	USD	216,367	78
The Bank of Nova Scotia	7/5/2017	THB	3,245,000	USD	94,884	(373)
The Bank of Nova Scotia	7/5/2017	THB	154,000	USD	4,521	0
The Bank of Nova Scotia	7/5/2017	TRY	87,000	USD	24,380	(21)
The Bank of Nova Scotia	7/5/2017	TWD	19,636,000	USD	653,227	(337)
The Bank of Nova Scotia	7/5/2017	USD	2,178	AED	8,000	0
The Bank of Nova Scotia	7/5/2017	USD	6,674	IDR	88,765,000	(36)
The Bank of Nova Scotia	7/5/2017	USD	25,626	MYR	110,000	30
The Bank of Nova Scotia	7/5/2017	USD	21,759	PLN	81,000	8
The Bank of Nova Scotia	7/5/2017	USD	3,297	QAR	12,000	(2)

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (Continued)

May 31, 2017

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	7/5/2017	USD	27,360	RUB	1,565,000	$11
The Bank of Nova Scotia	7/5/2017	USD	3,360	TRY	12,000	5
The Bank of Nova Scotia	7/5/2017	USD	52,371	TWD	1,579,000	184
The Bank of Nova Scotia	7/5/2017	USD	4,218	TWD	127,000	10
The Bank of Nova Scotia	7/5/2017	USD	30,383	ZAR	403,000	147
The Bank of Nova Scotia	7/5/2017	ZAR	3,363,000	USD	253,663	(1,108)
The Bank of Nova Scotia	7/6/2017	BRL	39,000	USD	11,936	(18)
The Bank of Nova Scotia	7/6/2017	BRL	570,000	USD	174,376	(337)
The Bank of Nova Scotia	7/6/2017	CLP	6,021,000	USD	8,949	24
The Bank of Nova Scotia	7/6/2017	MXN	580,000	USD	30,843	(70)
The Bank of Nova Scotia	7/6/2017	MXN	188,000	USD	10,001	(20)
The Bank of Nova Scotia	7/6/2017	PHP	272,000	USD	5,449	(7)
The Bank of Nova Scotia	7/6/2017	PHP	220,000	USD	4,414	1
The Bank of Nova Scotia	7/6/2017	USD	1,896	CLP	1,274,000	(7)
The Bank of Nova Scotia	7/7/2017	CZK	352,000	USD	15,049	7
The Bank of Nova Scotia	7/7/2017	USD	1,497	CZK	35,000	(2)

Total net unrealized depreciation						$(13,669)

Currency Abbreviations

AED	Arab Emirates Dirham
BRL	Brazilian Real
CLP	Chilean Peso
CZK	Czech Koruna
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit

PHP	Phillippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	55

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (Continued)

May 31, 2017

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$2,172,662	$—	$—	$2,172,662
Preferred Stocks (e)	55,801	—	—	55,801
Rights	1,011	—	—	1,011
Exchange Traded Fund	9,653	—	—	9,653
Short-Term Investments	31,332	—	—	31,332
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	7,041	—	7,041

TOTAL	$2,270,459	$7,041	$—	$2,277,500

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(20,710)	$—	$(20,710)
Futures Contracts	(15)	—	—	(15)

TOTAL	$(15)	$(20,710)	$—	$(20,725)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the year ended May 31, 2017.

See Notes to Financial Statements.	56

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF

May 31, 2017

	Number of Shares	Value
COMMON STOCKS — 99.4%
Finland — 20.7%
Elisa OYJ	2,188	$85,215
Fortum OYJ	6,832	108,828
Metso OYJ	1,734	58,982
Nokian Renkaat OYJ	1,777	72,622
Sampo OYJ, Class A	4,021	204,305
Stora Enso OYJ, Class R	8,474	107,188
UPM-Kymmene OYJ	7,302	205,889

		843,029

France — 19.5%
AXA SA	7,581	202,174
Bouygues SA	3,275	140,280
CNP Assurances	2,640	58,067
Edenred (a)	3,437	90,656
SCOR SE	2,665	104,916
TOTAL SA	3,726	197,854

		793,947

Germany — 26.0%
Allianz SE	1,066	204,652
Axel Springer SE	747	46,959
Bayerische Motoren Werke AG	1,830	171,223
Daimler AG	2,657	192,845
Innogy SE, 144A	2,136	87,653
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,046	206,511
ProSiebenSat.1 Media SE	3,584	152,167

		1,062,010

Italy — 12.5%
Atlantia SpA	6,986	194,467
Snam SpA	35,000	160,494
Terna Rete Elettrica Nazionale SpA	21,642	122,288
UnipolSai SpA	15,234	34,500

		511,749

	Number of Shares	Value
Luxembourg — 3.4%
SES SA	5,603	$138,598

Portugal — 3.3%
EDP — Energias de Portugal SA	36,558	134,455

Spain — 14.0%
Distribuidora Internacional de Alimentacion SA	9,574	58,927
Enagas SA	3,489	103,726
Endesa SA	4,886	121,932
Gas Natural SDG SA	5,387	135,675
Red Electrica Corp. SA	6,658	149,399

		569,659

TOTAL COMMON STOCKS (Cost $3,762,622)		4,053,447

PREFERRED STOCK — 0.6%
Germany — 0.6%
Bayerische Motoren Werke AG (Cost $24,868)	303	24,895

SECURITIES LENDING COLLATERAL — 3.1%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.74% (b)(c) (Cost $127,070)	127,070	127,070

TOTAL INVESTMENTS — 103.1% (Cost $3,914,560)†		$4,205,412
Other assets and liabilities, net — (3.1%)		(126,893)

NET ASSETS — 100.0%		$4,078,519

†	The cost for federal income tax purposes was $3,944,794. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $260,618. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $281,085 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $20,467.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2017 amounted to $39,571, which is 1.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of May 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	6/5/2017	EUR	3,619,500	USD	3,947,318	$(119,796)
The Bank of Nova Scotia	6/5/2017	EUR	51,000	USD	55,681	(1,626)
The Bank of Nova Scotia	6/5/2017	USD	4,116,232	EUR	3,660,500	(3,048)

See Notes to Financial Statements.	57

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF (Continued)

May 31, 2017

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	6/5/2017	USD	10,906	EUR	10,000	$331
The Bank of Nova Scotia	7/5/2017	EUR	3,660,500	USD	4,122,949	2,998
The Bank of Nova Scotia	7/5/2017	USD	4,506	EUR	4,000	(4)

Total net unrealized depreciation						$(121,145)

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$4,053,447	$—	$—	$4,053,447
Preferred Stock	24,895	—	—	24,895
Short-Term Investments	127,070	—	—	127,070
Derivatives (e)
Forward Foreign Currency Exchange Contracts	—	3,329	—	3,329

TOTAL	$4,205,412	$3,329	$—	$4,208,741

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Forward Foreign Currency Exchange Contracts	$—	$(124,474)	$—	$(124,474)

TOTAL	$—	$(124,474)	$—	$(124,474)

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the year ended May 31, 2017.

See Notes to Financial Statements.	58

This Page is Intentionally Left Blank

59

DBX ETF Trust

Statements of Assets and Liabilities

May 31, 2017

	Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF
Assets
Investments in non-affiliated securities at value	$5,974,322	$10,252,351	$5,874,560
Investment in Deutsche Government & Agency Securities Portfolio*	226,980	854,893	—
Cash	123,180	77,444	19,310
Deposit with broker for futures contracts	64,387	66,173	69,046
Unrealized appreciation on futures contracts	—	—	287
Receivables:
Investment securities sold	947,903	305,829	—
Interest	77,731	159,472	61,050
Securities lending income	66	224	—

Total Assets	$7,414,569	$11,716,386	$6,024,253

Liabilities
Payable upon return of securities loaned	$226,980	$854,893	$—
Unrealized depreciation on futures contracts	95	222	—
Payables:
Investment securities purchased	956,838	319,491	—
Investment advisory fees	2,389	3,128	1,105

Total Liabilities	1,186,302	1,177,734	1,105

Net Assets, at value	$6,228,267	$10,538,652	$6,023,148

Net Assets Consist of
Paid-in capital	$6,236,855	$11,098,142	$6,244,868
Undistributed net investment income	27,754	52,009	16,003
Accumulated net realized gain (loss) on investments and futures	(166,661)	(788,994)	(270,752)
Net unrealized appreciation (depreciation) on investments and futures	130,319	177,495	33,029

Net Assets, at value	$6,228,267	$10,538,652	$6,023,148

Number of Common Shares outstanding	250,001	450,001	250,001

Net Asset Value	$24.91	$23.42	$24.09

Investments in non-affiliated securities at cost	$5,843,908	$10,074,634	$5,841,818

Value of securities loaned	$220,616	$826,848	$—

Investment in Deutsche Government & Agency Securities Portfolio at cost*	$226,980	$854,893	$—

Foreign currency at cost	$—	$—	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	60

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

May 31, 2017

	Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF
Assets
Investments in non-affiliated securities at value	$59,036,028	$3,863,186	$4,942,898
Investment in affiliated securities at value (See Note 4)	—	28,205	23,654
Investment in Deutsche Government & Agency Securities Portfolio*	—	160,019	262,817
Cash	725,417	672	703
Foreign currency at value	—	11,182	6,583
Unrealized appreciation on forward foreign currency exchange contracts	—	11,212	17,286
Receivables:
Investment securities sold	—	501,280	588,958
Dividends	—	14,315	20,821
Interest	756,157	—	—
Securities lending income	—	495	914
Foreign tax reclaim	—	4,407	2,938

Total Assets	$60,517,602	$4,594,973	$5,867,572

Liabilities
Payable upon return of securities loaned	$—	$160,019	$262,817
Unrealized depreciation on forward foreign currency exchange contracts	—	49,448	78,782
Payables:
Investment securities purchased	409,777	463,046	525,187
Investment advisory fees	15,293	1,492	1,898

Total Liabilities	425,070	674,005	868,684

Net Assets, at value	$60,092,532	$3,920,968	$4,998,888

Net Assets Consist of
Paid-in capital	$59,805,317	$3,754,560	$4,824,394
Undistributed net investment income	124,688	36,426	65,705
Accumulated net realized gain (loss) on investments and foreign currency transactions	(99,978)	(118,964)	(182,942)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	262,505	248,946	291,731

Net Assets, at value	$60,092,532	$3,920,968	$4,998,888

Number of Common Shares outstanding	2,250,001	150,001	200,001

Net Asset Value	$26.71	$26.14	$24.99

Investments in non-affiliated securities at cost	$58,773,523	$3,576,738	$4,590,676

Investments in affiliated securities at cost	$—	$28,035	$22,942

Value of securities loaned	$—	$146,146	$236,607

Investment in Deutsche Government & Agency Securities Portfolio at cost*	$—	$160,019	$262,817

Foreign currency at cost	$—	$11,070	$6,542

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	61

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

May 31, 2017

	Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF
Assets
Investments in non-affiliated securities at value	$2,229,474	$4,078,342
Investment in affiliated securities at value (See Note 4)	9,653	—
Investment in Deutsche Government & Agency Securities Portfolio*	31,332	127,070
Cash	2,382	—
Foreign currency at value	2,391	21,618
Unrealized appreciation on forward foreign currency exchange contracts	7,041	3,329
Deposit with broker for futures contracts	14	—
Receivables:
Investment securities sold	384,772	520,994
Dividends	3,028	3,457
Securities lending income	7	1,340
Foreign tax reclaim	301	3,763

Total Assets	$2,670,395	$4,759,913

Liabilities
Due to custodian	$—	$10,279
Payable upon return of securities loaned	31,332	127,070
Unrealized depreciation on forward foreign currency exchange contracts	20,710	124,474
Unrealized depreciation on futures contracts	15	—
Payables:
Investment securities purchased	318,346	418,027
Investment advisory fees	1,268	1,544

Total Liabilities	371,671	681,394

Net Assets, at value	$2,298,724	$4,078,519

Net Assets Consist of
Paid-in capital	$2,507,967	$3,822,127
Undistributed net investment income	26,760	107,232
Accumulated net realized gain (loss) on investments and foreign currency transactions	(382,243)	(20,774)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	146,240	169,934

Net Assets, at value	$2,298,724	$4,078,519

Number of Common Shares outstanding	100,001	150,001

Net Asset Value	$22.99	$27.19

Investments in non-affiliated securities at cost	$2,069,717	$3,787,490

Investments in affiliated securities at cost	$9,501	$—

Value of securities loaned	$29,542	$39,571

Investment in Deutsche Government & Agency Securities Portfolio at cost*	$31,332	$127,070

Foreign currency at cost	$2,348	$21,577

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	62

DBX ETF Trust

Statements of Operations

For the Year Ended May 31, 2017

	Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF
Investment Income
Unaffiliated interest income	$295,934	$510,703	$158,458
Income distributions from affiliated funds	—	1,992	—
Securities lending income, net of borrower rebates	740	2,667	95

Total Investment Income	296,674	515,362	158,553

Expenses
Investment advisory fees	28,933	36,560	12,062

Total Expenses	28,933	36,560	12,062

Net Investment income (loss)	267,741	478,802	146,491

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	57,589	(83,938)	4,701
Investments in affiliates	—	1,252	—
Futures contracts	58,246	1,866	32,943

Net realized gain (loss)	115,835	(80,820)	37,644
Net change in unrealized appreciation (depreciation) on:
Investments	157,929	582,717	17,276
Futures contracts	21,781	19,258	19,841

Net change in unrealized appreciation (depreciation)	179,710	601,975	37,117

Net realized and unrealized gain (loss) on investments and futures	295,545	521,155	74,761

Net Increase (Decrease) in Net Assets Resulting from Operations	$563,286	$999,957	$221,252

See Notes to Financial Statements.	63

DBX ETF Trust

Statements of Operations (Continued)

For the Year Ended May 31, 2017

	Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF
Investment Income
Unaffiliated interest income	$1,590,320	$—	$—
Unaffiliated dividend income*	—	168,380	229,350
Securities lending income, net of borrower rebates	—	1,690	3,128

Total Investment Income	1,590,320	170,070	232,478

Expenses
Investment advisory fees	170,622	16,553	21,212

Total Expenses	170,622	16,553	21,212

Net Investment income (loss)	1,419,698	153,517	211,266

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(5,930)	(57,049)	(146,155)
Investments in affiliates	—	—	(17)
In-kind redemptions	218,523	—	—
Foreign currency transactions	—	173,184	331,875
Payments by Affiliates (see note 11)	—	—	15,047

Net realized gain (loss)	212,593	116,135	200,750
Net change in unrealized appreciation (depreciation) on:
Investments	(1,719,907)	470,540	582,095
Foreign currency translations	—	(127,490)	(174,492)

Net change in unrealized appreciation (depreciation)	(1,719,907)	343,050	407,603

Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1,507,314)	459,185	608,353

Net Increase (Decrease) in Net Assets Resulting from Operations	$(87,616)	$612,702	$819,619

* Unaffiliated foreign tax withheld	$—	$18,481	$23,571

See Notes to Financial Statements.	64

DBX ETF Trust

Statements of Operations (Continued)

For the Year Ended May 31, 2017

	Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$92,081	$151,226
Securities lending income, net of borrower rebates	236	3,661

Total Investment Income	92,317	154,887

Expenses
Investment advisory fees	14,497	11,430

Total Expenses	14,497	11,430

Net Investment income (loss)	77,820	143,457

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(34,543)	(43,568)
Foreign currency transactions	(129,254)	148,917

Net realized gain (loss)	(163,797)	105,349
Net change in unrealized appreciation (depreciation) on:
Investments	418,073	379,864
Futures contracts	(15)	—
Foreign currency translations	(77,318)	(192,108)

Net change in unrealized appreciation (depreciation)	340,740	187,756

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	176,943	293,105

Net Increase (Decrease) in Net Assets Resulting from Operations	$254,763	$436,562

* Unaffiliated foreign tax withheld	$14,180	$32,766

See Notes to Financial Statements.	65

DBX ETF Trust

Statements of Changes in Net Assets

	Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF		Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF
	Year Ended May 31,		Year Ended May 31,
	2017	2016	2017	2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$267,741	$266,282	$478,802	$441,462
Net realized gain (loss)	115,835	(158,073)	(80,820)	(546,706)
Net change in unrealized appreciation (depreciation)	179,710	(40,219)	601,975	(287,186)

Net increase (decrease) in net assets resulting from operations	563,286	67,990	999,957	(392,430)

Distributions to Shareholders from
Net investment income	(325,064)	(315,321)	(522,877)	(544,700)
Net realized gains	—	(19,900)	—	—

Total distributions	(325,064)	(335,221)	(522,877)	(544,700)

Fund Shares Transactions
Proceeds from shares sold	—	—	1,170,920	1,110,857
Value of shares redeemed	—	—	—	(2,339,158)

Net increase (decrease) in net assets resulting from fund share transactions	—	—	1,170,920	(1,228,301)

Total net increase (decrease) in Net Assets	238,222	(267,231)	1,648,000	(2,165,431)

Net Assets
Beginning of year	5,990,045	6,257,276	8,890,652	11,056,083

End of year	$6,228,267	$5,990,045	$10,538,652	$8,890,652

Undistributed net investment income	$27,754	$26,243	$52,009	$34,224

Changes in Shares Outstanding
Shares outstanding, beginning of year	250,001	250,001	400,001	450,001
Shares sold	—	—	50,000	50,000
Shares redeemed	—	—	—	(100,000)

Shares outstanding, end of year	250,001	250,001	450,001	400,001

See Notes to Financial Statements.	66

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF		Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF
	Year Ended May 31,		Year Ended May 31,
	2017	2016	2017	2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$146,491	$143,930	$1,419,698	$761,958
Net realized gain (loss)	37,644	(283,184)	212,593	(17,995)
Net change in unrealized appreciation (depreciation)	37,117	133,662	(1,719,907)	1,612,257

Net increase (decrease) in net assets resulting from operations	221,252	(5,592)	(87,616)	2,356,220

Distributions to Shareholders from
Net investment income	(164,095)	(166,692)	(1,375,484)	(737,901)

Total distributions	(164,095)	(166,692)	(1,375,484)	(737,901)

Fund Shares Transactions
Proceeds from shares sold	1,208,433	—	51,520,321	13,390,357
Value of shares redeemed	—	(1,226,700)	(26,644,648)	—
Payments by Affiliates (See Note 11)	—	—	5,796	—

Net increase (decrease) in net assets resulting from fund share transactions	1,208,433	(1,226,700)	24,881,469	13,390,357

Total net increase (decrease) in Net Assets	1,265,590	(1,398,984)	23,418,369	15,008,676

Net Assets
Beginning of year	4,757,558	6,156,542	36,674,163	21,665,487

End of year	$6,023,148	$4,757,558	$60,092,532	$36,674,163

Undistributed net investment income	$16,003	$13,055	$124,688	$80,474

Changes in Shares Outstanding
Shares outstanding, beginning of year	200,001	250,001	1,350,001	850,001
Shares sold	50,000	—	1,900,000	500,000
Shares redeemed	—	(50,000)	(1,000,000)	—

Shares outstanding, end of year	250,001	200,001	2,250,001	1,350,001

See Notes to Financial Statements.	67

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF		Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF
	Year Ended May 31, 2017	For the Period August 12, 2015(1) to May 31, 2016	Year Ended May 31, 2017	For the Period August 12, 2015(1) to May 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$153,517	$257,559	$211,266	$167,918
Net realized gain (loss)	116,135	(278,676)	200,750	(134,798)
Net change in unrealized appreciation (depreciation)	343,050	(94,104)	407,603	(115,872)

Net increase (decrease) in net assets resulting from operations	612,702	(115,221)	819,619	(82,752)

Distributions to Shareholders from
Net investment income	(89,798)	(168,419)	(190,359)	(75,062)
Net realized gains	(46,490)	—	(262,188)	(34,764)

Total distributions	(136,288)	(168,419)	(452,547)	(109,826)

Fund Shares Transactions
Proceeds from shares sold	—	11,570,439	—	4,824,369
Value of shares redeemed	—	(7,842,270)	—	—

Net increase (decrease) in net assets resulting from fund share transactions	—	3,728,169	—	4,824,369

Total net increase (decrease) in Net Assets	476,414	3,444,529	367,072	4,631,791

Net Assets
Beginning of period	3,444,554	25	4,631,816	25

End of period	$3,920,968	$3,444,554	$4,998,888	$4,631,816

Undistributed net investment income	$36,426	$87,840	$65,705	$89,208

Changes in Shares Outstanding
Shares outstanding, beginning of period	150,001	1	200,001	1
Shares sold	—	500,000	—	200,000
Shares redeemed	—	(350,000)	—	—

Shares outstanding, end of period	150,001	150,001	200,001	200,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	68

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF		Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF
	Year Ended May 31, 2017	For the Period August 12, 2015(1) to May 31, 2016	Year Ended May 31, 2017	For the Period August 12, 2015(1) to May 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$77,820	$38,707	$143,457	$77,796
Net realized gain (loss)	(163,797)	(144,811)	105,349	(158,877)
Net change in unrealized appreciation (depreciation)	340,740	(194,500)	187,756	(17,822)

Net increase (decrease) in net assets resulting from operations	254,763	(300,604)	436,562	(98,903)

Distributions to Shareholders from
Net investment income	(84,449)	(26,794)	(90,079)	(27,770)
Net realized gains	—	(52,159)	(3,658)	—

Total distributions	(84,449)	(78,953)	(93,737)	(27,770)

Fund Shares Transactions
Proceeds from shares sold	—	2,507,942	1,326,417	3,670,465
Value of shares redeemed	—	—	—	(1,134,540)

Net increase (decrease) in net assets resulting from fund share transactions	—	2,507,942	1,326,417	2,535,925

Total net increase (decrease) in Net Assets	170,314	2,128,385	1,669,242	2,409,252

Net Assets
Beginning of period	2,128,410	25	2,409,277	25

End of period	$2,298,724	$2,128,410	$4,078,519	$2,409,277

Undistributed net investment income	$26,760	$12,003	$107,232	$49,143

Changes in Shares Outstanding
Shares outstanding, beginning of period	100,001	1	100,001	1
Shares sold	—	100,000	50,000	150,000
Shares redeemed	—	—	—	(50,000)

Shares outstanding, end of period	100,001	100,001	150,001	100,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	69

DBX ETF Trust

Financial Highlights

Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF Selected Per Share Data	Year Ended 5/31/2017	Year Ended 5/31/2016	Period Ended 5/31/2015(a)
Net Asset Value, beginning of period	$23.96	$25.03	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	1.07	1.07	0.27
Net realized and unrealized gain (loss)	1.18	(0.80)	(0.04)

Total from investment operations	2.25	0.27	0.23

Less distributions from:
Net investment income	(1.30)	(1.26)	(0.20)
Net realized gains	—	(0.08)	—

Total distributions	(1.30)	(1.34)	(0.20)

Net Asset Value, end of period	$24.91	$23.96	$25.03

Total Return (%)	9.61	1.22	0.90	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	6	6	6
Ratio of expenses (%)	0.47	0.50	0.50	*
Ratio of net investment income (loss) (%)	4.35	4.45	4.35	*
Portfolio turnover rate (%)(c)	35	15	1	**

Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF Selected Per Share Data	Year Ended 5/31/2017	Year Ended 5/31/2016	Period Ended 5/31/2015(a)
Net Asset Value, beginning of period	$22.23	$24.57	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	1.17	1.08	0.29
Net realized and unrealized gain (loss)	1.30	(2.10)	(0.51)

Total from investment operations	2.47	(1.02)	(0.22)

Less distributions from:
Net investment income	(1.28)	(1.32)	(0.21)

Total distributions	(1.28)	(1.32)	(0.21)

Net Asset Value, end of period	$23.42	$22.23	$24.57

Total Return (%)	11.40	(4.06)	(0.87	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	11	9	11
Ratio of expenses (%)	0.39	0.45	0.45	*
Ratio of net investment income (loss) (%)	5.08	4.81	4.75	*
Portfolio turnover rate (%)(c)	33	35	13	**

(a)	For the period March 3, 2015 (commencement of operations) through May 31, 2015.
(b)	Based on average shares outstanding during the period.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	70

DBX ETF Trust

Financial Highlights (Continued)

Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF Selected Per Share Data	Year Ended 5/31/2017	Year Ended 5/31/2016	Period Ended 5/31/2015(a)
Net Asset Value, beginning of period	$23.79	$24.63	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.73	0.71	0.17
Net realized and unrealized gain (loss)	0.39	(0.73)	(0.43)

Total from investment operations	1.12	(0.02)	(0.26)

Less distributions from:
Net investment income	(0.82)	(0.82)	(0.11)

Total distributions	(0.82)	(0.82)	(0.11)

Net Asset Value, end of period	$24.09	$23.79	$24.63

Total Return (%)	4.79	(0.04)	(1.03)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	6	5	6
Ratio of expenses (%)	0.25	0.25	0.25 *
Ratio of net investment income (loss) (%)	3.04	3.00	2.72 *
Portfolio turnover rate (%)(d)	26	14	7 **

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF Selected Per Share Data	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(b)
Net Asset Value, beginning of period	$27.17	$25.49	$25.07	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.66	0.80	0.81	0.81
Net realized and unrealized gain (loss)	(0.46)	1.67	0.40	0.00	(e)

Total from investment operations	0.20	2.47	1.21	0.81

Less distributions from:
Net investment income	(0.66)	(0.79)	(0.79)	(0.74)

Total distributions	(0.66)	(0.79)	(0.79)	(0.74)

Net Asset Value, end of period	$26.71	$27.17	$25.49	$25.07

Total Return (%)	0.77	9.89	4.88	3.46	**(f)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	60	37	22	16
Ratio of expenses before fee waiver (%)	0.30	0.30	0.30	0.32	*
Ratio of expenses after fee waiver (%)	0.30	0.30	0.30	0.30	*
Ratio of net investment income (loss) (%)	2.50	3.07	3.16	3.48	*
Portfolio turnover rate (%)(d)	0	13	4	5	**

(a)	For the period March 3, 2015 (commencement of operations) through May 31, 2015.
(b)	For the period June 4, 2013 (commencement of operations) through May 31, 2014.
(c)	Based on average shares outstanding during the period.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	Less than 0.005.
(f)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	71

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Financial Highlights (Continued)

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF Selected Per Share Data	Year Ended 5/31/2017	Period Ended 5/31/2016(a)
Net Asset Value, beginning of period	$22.96	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	1.02	0.70
Net realized and unrealized gain (loss)	3.07	(2.38)

Total from investment operations	4.09	(1.68)

Less distributions from:
Net investment income	(0.60)	(0.36)
Net realized gains	(0.31)	—

Total distributions	(0.91)	(0.36)

Net Asset Value, end of period	$26.14	$22.96

Total Return (%)	18.17	(6.67)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	4	3
Ratio of expenses (%)	0.45	0.45 *
Ratio of net investment income (loss) (%)	4.17	3.83 *
Portfolio turnover rate (%)(c)	36	33 **

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF Selected Per Share Data	Year Ended 5/31/2017	Period Ended 5/31/2016(a)
Net Asset Value, beginning of period	$23.16	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	1.06	0.88
Net realized and unrealized gain (loss)	3.03	(2.17)

Total from investment operations	4.09	(1.29)

Less distributions from:
Net investment income	(0.95)	(0.38)
Net realized gains	(1.31)	(0.17)

Total distributions	(2.26)	(0.55)

Net Asset Value, end of period	$24.99	$23.16

Total Return (%)	18.93 (d)	(5.08)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	5	5
Ratio of expenses (%)	0.45	0.45 *
Ratio of net investment income (loss) (%)	4.48	4.86 *
Portfolio turnover rate (%)(c)	41	33 **

(a)	For the period August 12, 2015 (commencement of operations) through May 31, 2016.
(b)	Based on average shares outstanding during the period.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(d)	The Fund’s total return includes a reimbursement by the Advisor for a realized loss on a trade executed incorrectly, which otherwise would have reduced total return by 0.32%.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	72

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Financial Highlights (Continued)

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF Selected Per Share Data	Year Ended 5/31/2017	Period Ended 5/31/2016(a)
Net Asset Value, beginning of period	$21.28	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.78	0.39
Net realized and unrealized gain (loss)	1.77	(3.32)

Total from investment operations	2.55	(2.93)

Less distributions from:
Net investment income	(0.84)	(0.27)
Net realized gains	—	(0.52)

Total distributions	(0.84)	(0.79)

Net Asset Value, end of period	$22.99	$21.28

Total Return (%)	12.23	(11.67)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	2	2
Ratio of expenses (%)	0.65	0.65 *
Ratio of net investment income (loss) (%)	3.49	2.20 *
Portfolio turnover rate (%)(c)	48	39 **

Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF Selected Per Share Data	Year Ended 5/31/2017	Period Ended 5/31/2016(a)
Net Asset Value, beginning of period	$24.09	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	1.37	0.75
Net realized and unrealized gain (loss)	2.67	(1.38)

Total from investment operations	4.04	(0.63)

Less distributions from:
Net investment income	(0.90)	(0.28)
Net realized gains	(0.04)	—

Total distributions	(0.94)	(0.28)

Net Asset Value, end of period	$27.19	$24.09

Total Return (%)	17.45	(2.52)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	4	2
Ratio of expenses (%)	0.45	0.45 *
Ratio of net investment income (loss) (%)	5.65	3.95 *
Portfolio turnover rate (%)(c)	45	46 **

(a)	For the period August 12, 2015 (commencement of operations) through May 31, 2016.
(b)	Based on average shares outstanding during the period.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	73

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2017, the Trust consists of thirty-five investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF, Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF, Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF, Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF and Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF offer shares that are listed and traded of the Bats BZX Exchange, Inc. (“Bats BZX”). Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF, Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF and Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF offer shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	Solactive Emerging Markets Bond — Interest Rate Hedged Index
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	Solactive High Yield Corporate Bond — Interest Rate Hedged Index
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	Solactive Investment Grade Bond — Interest Rate Hedged Index
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	Solactive Municipal Infrastructure Revenue Bond Index
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	MSCI ACWI ex USA High Dividend Yield US Dollar Hedged Index
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF	MSCI EAFE High Dividend Yield US Dollar Hedged Index
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	MSCI Emerging Markets High Dividend Yield US Dollar Hedged Index
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	MSCI EMU High Dividend Yield US Dollar Hedged Index

The Solactive Emerging Markets Bond-Interest Rate Hedged Index is designed to track the performance of a basket of U.S. dollar-denominated emerging markets bonds. The Underlying Index is comprised of (a) long positions in U.S. dollar-denominated government debt issued by emerging market countries and (b) short

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positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the emerging markets bonds. The Solactive High Yield Corporate Bond-Interest Rate Hedged Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. The Underlying Index is comprised of (a) long positions in U.S. dollar-denominated high yield corporate bonds and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the high yield bonds. The Solactive Investment Grade Bond-Interest Rate Hedged Index is designed to track the performance of a basket of U.S. dollar-denominated investment grade liquid corporate bonds. The Underlying Index is comprised of (a) long positions in U.S. dollar-denominated investment-grade corporate bonds and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the investment-grade corporate bonds. The Solactive Municipal Infrastructure Revenue Bond Index is designed to track the returns of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds. It is comprised of tax-exempt municipal securities issued by states, cities, counties, districts, their respective agencies and other tax-exempt issuers. The Underlying Index is intended to track bonds that have been issued with the intention of funding federal, state and local infrastructure projects such as water and sewer systems, public power systems, toll roads, bridges, tunnels and many other public use projects. It is designed to only hold bonds issued by state and local municipalities where the interest and principal repayments are generated from dedicated revenue streams or a double-barreled revenue stream (pledged revenue stream and a general obligation pledge). The Solactive Indexes are rebalanced monthly on the last business day of each month.

The MSCI ACWI ex USA High Dividend Yield US Dollar Hedged Index is designed to track the performance of equity securities (excluding real estate investment trusts (“REITs”)) in developed and emerging stock markets (excluding the United States) in its parent index, the MSCI ACWI ex US Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. The MSCI EAFE High Dividend Yield US Dollar Hedged Index is designed to provide exposure to equity securities (excluding REITs) in developed international stock markets (excluding the U.S. and Canada) in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. The MSCI Emerging Markets High Dividend Yield US Dollar Hedged Index is designed to provide exposure to equity securities (excluding REITs) in global emerging markets in its parent index, the MSCI Emerging Markets Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. The MSCI EMU High Dividend Yield US Dollar Hedged Index is designed to provide exposure to equity securities (excluding REITs) from countries in the European Monetary Union (the “EMU”) in its parent index, the MSCI EMU Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent, while seeking to mitigate exposure to fluctuations between the value of the U.S. dollar and the euro.

The MSCI Hedged Indices are rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of MSCI Hedged Indices marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between each Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in

75

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particular industries) may dominate the underlying index of such a Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued as their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as

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Notes to Financial Statements (Continued)

determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange- traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Disclosure about the classification of the fair value measurements is included in a table following each Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted over the lives of the respective security for financial reporting purposes.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF, Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF, Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF and Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF to pay out dividends from net investment income monthly and Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF, Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF, Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF and Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF to pay out dividends from net investment income quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds’ recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended May 31, 2017, the Funds did not incur any interest or penalties.

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Notes to Financial Statements (Continued)

As of May 31, 2017, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	$27,754	$(61,408)	$25,066	$(8,588)
Deutsche X-trackers High Yield Corp Bond — Interest Rate Hedged ETF	52,009	(704,255)	92,756	(559,490)
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	16,003	(236,245)	(1,478)	(221,720)
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	124,688	(99,978)	262,505	287,215
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	36,426	(138,404)	268,386	166,408
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF	65,705	(171,506)	280,295	174,494
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	26,760	(376,087)	140,084	(209,243)
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	107,232	(111,685)	260,845	256,392

The tax character of dividends and distributions declared for the periods ended May 31, 2017 and May 31, 2016 were as follows:

	Year Ended May 31, 2017

	Ordinary Income*	Tax-Exempt	Long Term Capital Gains
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	$325,064	$—	$—
Deutsche X-trackers High Yield Corp Bond — Interest Rate Hedged ETF	522,877	—	—
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	164,095	—	—
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	—	1,375,484	—
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	89,799	—	46,489
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF	197,703	—	254,844
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	84,449	—	—
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	90,079	—	3,658

	Year Ended May 31, 2016

	Ordinary Income*	Tax-Exempt	Long Term Capital Gains
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	$335,221	$—	$—
Deutsche X-trackers High Yield Corp Bond — Interest Rate Hedged ETF	544,700	—	—
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	166,692	—	—

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	Year Ended May 31, 2016

	Ordinary Income*	Tax-Exempt	Long Term Capital Gains
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	$—	$737,901	$—
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	168,419	—	—
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF	89,371	—	20,455
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	57,321	—	21,632
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	27,770	—	—

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At May 31, 2017, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	$34,361	$27,047	$61,408
Deutsche X-trackers High Yield Corp Bond — Interest Rate Hedged ETF	173,436	525,306	698,742
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	172,360	63,885	236,245
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	94,048	—	94,048
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	191,238	60,163	251,401

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the year ended May 31, 2017, the Funds incurred and elected to defer net capital losses as follows:

Post-October Losses on Capital
Deutsche X-trackers High Yield Corp Bond — Interest Rate Hedged ETF	$5,513
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	5,930
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	138,404
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF	171,506
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	124,686
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	111,685

In order to present paid-in capital accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income or loss and accumulated net realized gains or losses on investments. These differences are primarily due to premium amortization on corporate debt securities, redemptions-in-kind, foreign currency, passive foreign investment companies and tax equalization utilized. For the year ended May 31, 2017, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains (Accumulated Losses)	Paid-In Capital
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	$58,834	$(58,834)	$—
Deutsche X-trackers High Yield Corp Bond — Interest Rate Hedged ETF	61,860	(61,860)	—

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	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains (Accumulated Losses)	Paid-In Capital
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	$20,552	$(20,552)	$—
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	—	(218,523)	218,523
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	(115,133)	28,553	86,580
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF	(44,410)	44,410	—
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	21,386	(21,386)	—
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	4,711	(4,711)	—

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of May 31, 2017, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at year end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds, except the Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended May 31, 2017, the Funds invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of May 31, 2017 the Funds invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.12% annualized effective rate as of May 31, 2017) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Funds receive compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of

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the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of May 31, 2017, the Funds listed below had securities on loan, which were classified as bonds in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at year end. As of year end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF

As of May 31, 2017, the Funds listed below had securities on loan, all of which were classified as common stock in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at year end. As of year end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF

As of May 31, 2017, Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF had no securities on loan.

Derivatives

Forward Foreign Currency Exchange Contracts    Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF, Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF, Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF and Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF enter into forward foreign currency exchange contracts (“forward currency contracts”) designed to offset the Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into forward currency contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the year ended May 31, 2017, the Funds invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

A summary of the open forward currency contracts as of May 31, 2017 is included in a table following the Fund’s Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the respective Funds had to the value of non U.S currencies during the year ended May 31, 2017.

Futures Contracts    Each Fund may enter into futures contracts. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF, Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF and Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF enter into short U.S. Treasury futures contracts to seek to mitigate the potential negative impact of rising Treasury interest rates on the performance of each Fund’s long bond investments. For the year ended May 31, 2017, Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF utilized futures in order to simulate investment in the Fund’s Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

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At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of May 31, 2017 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of May 31, 2017 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF

Interest rate contracts	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$95
Deutsche X-trackers High Yield Corp Bond — Interest Rate Hedged ETF

Interest rate contracts	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$222
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF

Interest rate contracts	Unrealized appreciation on futures contracts	$287	Unrealized depreciation on futures contracts	$—
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$11,212	Unrealized depreciation on forward foreign currency exchange contracts	$49,448
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$17,286	Unrealized depreciation on forward foreign currency exchange contracts	$78,782
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$15
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	7,041	Unrealized depreciation on forward foreign currency exchange contracts	20,710

	Total	$7,041	Total	$20,725

Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$3,329	Unrealized depreciation on forward foreign currency exchange contracts	$124,474

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Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended May 31, 2017 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

	Futures — Interest Rate Contracts	Foreign Exchange Contracts	Total
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	$58,246	$—	$58,246
Deutsche X-trackers High Yield Corp Bond — Interest Rate Hedged ETF	1,866	—	1,866
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	32,943	—	32,943
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	—	178,008	178,008
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF	—	336,329	336,329
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	—	(146,437)	(146,437)
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	—	148,216	148,216

Net Change in Unrealized Appreciation (Depreciation) on:

	Futures — Interest Rate Contracts	Futures — Equity Contracts	Foreign Exchange Contracts	Total
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	$21,781	$—	$—	$21,781
Deutsche X-trackers High Yield Corp Bond — Interest Rate Hedged ETF	19,258	—	—	19,258
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	19,841	—	—	19,841
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	—	—	(128,194)	(128,194)
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF	—	—	(175,037)	(175,037)
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	—	(15)	(77,402)	(77,417)
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	—	—	(192,447)	(192,447)

For the year ended May 31, 2017 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Exchange Contracts (Contract Value)
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	$(5,729,493)	$—
Deutsche X-trackers High Yield Corp Bond — Interest Rate Hedged ETF	(8,761,953)	—
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	(4,737,627)	—
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	—	(3,635,984)

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	Futures Contracts (Contract Value)	Forward Foreign Currency Exchange Contracts (Contract Value)
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF	$—	$(4,663,934)
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	57,822	(2,218,796)
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	—	(2,602,776)

As of May 31, 2017, the Funds have transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Funds may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF
Goldman Sachs & Co.	$8,231	$(8,231)	$—	$—	$35,474	$(8,231)	$—	$27,243
RBC Capital Markets	2,292	(2,292)	—	—	9,012	(2,292)	—	6,720
The Bank of New York Mellon	644	(644)	—	—	3,544	(644)	—	2,900
The Bank of Nova Scotia	45	(45)	—	—	1,418	(45)	—	1,373

	$11,212	$(11,212)	$—	$—	$49,448	$(11,212)	$—	$38,236

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF
The Bank of New York Mellon	$14,836	$(14,836)	$—	$—	$64,936	$(14,836)	$—	$50,100
RBC Capital Markets	1,427	(1,427)	—	—	9,210	(1,427)	—	7,783
JP Morgan & Chase Co.	649	(181)	—	468	181	(181)	—	—
The Bank of Nova Scotia	374	(374)	—	—	4,455	(374)	—	4,081

	$17,286	$(16,818)	$—	$468	$78,782	$(16,818)	$—	$61,964

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF
The Bank of Nova Scotia	$7,041	$(7,041)	$—	$—	$20,710	$(7,041)	$—	$13,669
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF
The Bank of Nova Scotia	$3,329	$(3,329)	$—	$—	$124,474	$(3,329)	$—	$121,145

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

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Prior to the effective dates listed below, TDAM USA Inc. (“TDAM”) served as investment sub-advisor to Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF, Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF, Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF, Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF, Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF, Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF and Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF pursuant to a Sub-Advisory Agreement. Deutsche Investment Management Americas Inc. (“DIMA”) served as investment sub-advisor to Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF pursuant to a Sub-Advisory Agreement.

Effective on the dates listed below with respect to each applicable Fund, as approved by the Board of Trustees of DBX ETF Trust, the Advisor assumed the day-to-day management of the Funds.

Effective Dates
September 14, 2016

Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF

Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF

Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF

October 19, 2016	Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF

November 17, 2016	Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF

May 15, 2017	Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	0.25%
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	0.30%
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	0.45%
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF	0.45%
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	0.65%
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	0.45%

For its investment advisory services to the Funds below, for the period from June 1, 2016 through October 24, 2016, the Advisor received a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	0.50%
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	0.45%

Effective October 25, 2016, for its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	0.45%
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	0.35%

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the payments to the sub-advisors, the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

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The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each independent Trustee; retainer fees to the Chairman of the Audit Committee and Lead Independent Trustee (Chairman of the Board of Trustees effective November 16, 2016); and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Transactions with Affiliates

The Deutsche X-trackers High Yield Corporate Bond - Interest Rate Hedged ETF, Deutsche X-trackers MSCI All World ex US Hedged Equity ETF, Deutsche X-trackers MSCI EAFE Hedged Equity ETF and Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF in which the Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF, Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF and the Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF invest are considered to be affiliated investments. The table below shows the transactions in and earnings from each Fund’s investments in Deutsche X-trackers US High Yield Corporate Bond ETF, Deutsche X-trackers MSCI All World ex US Hedged Equity ETF, Deutsche X-trackers MSCI EAFE Hedged Equity ETF and Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF for the year ended May 31, 2017.

	Value ($) at 5/31/16	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 5/31/17
Deutsche X-trackers High Yield Corporate Bond - Interest Rate Hedged ETF
Deutsche X-trackers US High Yield Corporate Bond ETF	—	167,783	(167,035)	1,252	1,992	—	—

Deutsche X-trackers MSCI All World ex US High Dividend Hedged Equity ETF
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	—	28,035	—	—	—	—	28,205

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	—	68,996	(46,038)	(17)	—	—	23,654

Deutsche X-trackers MSCI Emerging Markets High Dividend Hedged Equity ETF
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	—	9,501	—	—	—	—	9,653

5. Investment Portfolio Transactions

For the year ended May 31, 2017, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	$2,132,361	$2,074,487
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	4,422,810	2,985,228
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	2,543,520	1,236,520
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	30,010,417	95,000
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	1,364,534	1,310,289
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF	1,945,826	2,023,675
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	1,070,094	1,339,181
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	1,192,663	1,205,654

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For the year ended May 31, 2017, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	$21,644,194	$25,634,674
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	1,349,313	—

6. Fund Share Transactions

As of May 31, 2017, there were unlimited Fund shares, no par value authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s underlying index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF, Deutsche X-trackers High Yield Corp Bond — Interest Rate Hedged ETF, Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF, Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF, Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amounts listed below or 33 percent of its net assets as permitted by the Act. The Funds had no outstanding loans at May 31, 2017.

Pro-rata Share
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	$525,000
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	1,050,000
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	525,000
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	525,000
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	525,000

8. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At May 31, 2017, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	62%
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	63%
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	11%
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	41%
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF	24%
Deutsche X-trackers MSCI Emerging Markets High Dividends Yield Hedged Equity ETF	88%
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	42%

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9. Investing in Emerging Markets

The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

10. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. A fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of a fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for a fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

11. Payments by Affiliates

During the year ended May 31, 2017, the Advisor agreed to compensate Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF $5,796 for an accounting adjustment related to certain investments held by the Fund. The amount compensated was less than 0.01% of the Fund’s net assets, thus having no impact on the Fund’s total return.

In addition, during the year ended May 31, 2017, the Advisor agreed to reimburse Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF $15,047 for a loss on a trade executed incorrectly. The amount of the loss was 0.32% of the Fund’s average net assets.

88

DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To Board of Trustees and Shareholders of

DBX ETF Trust:

We have audited the accompanying statements of assets and liabilities of Deutsche X-trackers Emerging Markets Bond – Interest Rate Hedged ETF, Deutsche X-trackers High Yield Corporate Bond – Interest Rate Hedged ETF, Deutsche X-trackers Investment Grade Bond – Interest Rate Hedged ETF, Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF, Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF, Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF, Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF and Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF (the “Funds” within DBX ETF Trust), including the schedules of investments, as of May 31, 2017, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Deutsche X-trackers Emerging Markets Bond – Interest Rate Hedged ETF, Deutsche X-trackers High Yield Corporate Bond – Interest Rate Hedged ETF, Deutsche X-trackers Investment Grade Bond – Interest Rate Hedged ETF, Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF, Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF, Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF, Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF and Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF at May 31, 2017, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.

New York, New York

July 26, 2017

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DBX ETF Trust

Trustees and Officers (Unaudited)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Independent Trustees
Stephen R. Byers (1953) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Board and Member of the Audit and Nominating Committees; formerly, Lead Independent Trustee	Trustee since 2011 (Chairman of the Board since 2016; formerly, Lead Independent Trustee, 2015-2016)	Independent Director (2011-present); Independent Consultant (2014-present); formerly, Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer (2002-2006).	35	The Arbitrage Funds; Sierra Income Corporation; Mutual Fund Directors Forum.
George O. Elston (1964) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Audit Committee and Member of the Nominating Committee	Trustee since 2011 (Chairman of the Audit Committee since 2015)	Chief Executive Officer, 2X Oncology, Inc. (2017-present); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	35
J. David Officer (1948) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Nominating Committee and Member of the Audit Committee	Trustee since 2011 (Chairman of the Nominating Committee since 2015)	Independent Director (2010-present); formerly, Vice Chairman, the Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	35	Ilex Partners (Asia), LLC; Old Westbury Funds.

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Trustees and Officers (Unaudited) (Continued)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustee
Michael Gilligan (1966) 345 Park Avenue New York, New York 10154	Trustee Treasurer, Chief Financial Officer and Controller	Trustee since 2016; Treasurer, Chief Financial Officer and Controller since 2010	Director in the Finance Division at Deutsche Bank AG (2008-present); Manager, Treasurer and Chief Financial Officer of the Adviser (2010-present); Chief Financial Officer of Global Passive Asset Management Platform (2012-present).	35	The Adviser, DBX Strategic Advisors LLC and DB Commodity Services LLC

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Freddi Klassen (1975) 345 Park Avenue New York, New York 10154	President and Chief Executive Officer	Since 2016	Director in the Deutsche Asset Management Division at Deutsche Bank AG and Chief Operating Officer in the Americas for the Passive Asset Management Department (2014-present) and Trading and Product Development teams (2016-present); Manager and Chief Operating Officer of the Adviser (2016-present); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013-2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).
Fiona Bassett (1974) 345 Park Avenue New York, New York 10154	Chief Operating Officer	Since 2014	Managing Director in the Deutsche Asset Management Passive Asset Management Group at Deutsche Bank AG and Head of Passive Americas Asset Management Platform (2014-present); Manager and Chief Executive Officer and Chief Investment Officer of the Adviser (2014-present); Managing Director, COO Global Key Projects and Integration at Deutsche Asset Management (2012-2014); Managing Director at Deutsche Bank AG (2004-2012).

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Trustees and Officers (Unaudited) (Continued)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Frank Gecsedi (1967) 60 Wall Street New York, New York 10005	Chief Compliance Officer	Since 2010	Director in the Deutsche Asset Management Compliance Department (2016-present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Adviser (2010-present); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010-2012).
Bryan Richards (1978) 345 Park Avenue New York New York 10154	Vice President	Since 2016	Director in the Deutsche Asset Management Division at Deutsche Bank A.G. and has served as a Portfolio Manager in the Passive Asset Management business since 2011. Also at Deutsche Bank, Mr. Richards served as the primary portfolio manager for the PowerShares DB Commodity ETFs until their sale in 2015.
Leslie Lowenbraun (1953) 60 Wall Street New York, New York 10005	Secretary	Since 2016	Vice President in U.S. Retail Passive Legal of Deutsche Asset Management at Deutsche Bank AG (2014-present); Counsel at Skadden, Arps, Slate, Meagher & Flom LLP (2005-2014).

Each Trustee serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Funds’ SAI includes additional information about the Funds’ Trustees and is available by calling 855-329-3837, or on the Company’s website at www.deutsche-etfs.com.

92

DBX ETF Trust

Board Considerations in Approval of Investment Advisory and Sub-Advisory Contracts (Unaudited)

Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF, Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF, Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF, Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF, Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF, Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF and Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 14, 2017, the Trustees, including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF, Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF, Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF, Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF, Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF, Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF and Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and meetings by Independent Trustee Counsel.

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX Advisors LLC (“DBX” or the “Adviser”) and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Adviser from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Adviser.

The Board reached a determination, with the assistance of Trust Counsel and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided by the Adviser under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Adviser continuously during the prior year, in addition to the information the Adviser had provided in response to the Board’s requests prior to this meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management.

The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Adviser or one of its Deutsche Bank affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Adviser provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds. The Trustees took into consideration that tracking error for each Fund during the year was in an expected range.

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DBX ETF Trust

Board Considerations in Approval of Investment Advisory and Sub-Advisory Contracts (Unaudited) (Continued)

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Adviser, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Adviser in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Adviser’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Adviser, which supports the Funds’ compliance program.

Adviser’s Financial Resources.    In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Adviser has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee to that of other pertinent exchange-traded funds (“ETFs”) and noted that each Fund’s fee is competitive with the fees of its respective peer group. The Board agreed that it was familiar with the Adviser’s methodology for selecting each Fund’s peer group and believed that the Funds’ peer groups were appropriate. The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Adviser pays all of the Fund’s costs. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Adviser and that the Adviser also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Adviser in developing and rendering services provided to the Funds and the information provided by the Adviser to the Board regarding the Funds’ profitability. The Board considered that the Adviser had provided extensive information about the Adviser’s profitability and the Adviser’s methodology in determining profitability. While the Adviser had provided information about the Adviser’s expenses relating to marketing the Funds, the Board considered the Adviser’s profitability without accounting for such expenses. The Board considered that the Funds were not profitable at this time. The Board considered whether the Adviser would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Funds.

Economies of Scale.    The Board considered that the Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 14, 2017, the Trustees, including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement and Sub-Advisory Agreement with respect to Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF (the “Fund”). The Independent Trustees were advised throughout the review and meetings by Independent Trustee Counsel.

In reaching this decision with respect to the Investment Advisory Agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Fund and its shareholders; (2) the financial resources of DBX Advisors LLC (“DBX” or the “Adviser”) and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Adviser from its relationship with the

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Board Considerations in Approval of Investment Advisory and Sub-Advisory Contracts (Unaudited) (Continued)

Fund; (5) the extent to which economies of scale have been realized, and if the Fund’s shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Adviser.

In reaching this decision with respect to the Sub-Advisory Agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Fund and its shareholders; (2) the performance of Deutsche Investment Management Americas Inc. (“DIMA” or “Sub-Adviser”) with respect to its management of the Fund, as well as DIMA’s financial resources and its resulting ability to perform its obligations under the Sub-Advisory Agreement; (3) the total cost of the services provided by and the profits realized by DIMA from its relationship with the Fund; (4) the extent to which economies of scale have been realized, and if the Fund’s shareholders have benefitted from those economies; and (5) fall out benefits, if any, enjoyed by the Sub-Adviser.

The Board reached a determination, with the assistance of Trust Counsel and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided by the Adviser under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Adviser continuously during the prior year, in addition to the information the Adviser had provided in response to the Board’s requests prior to this meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management.

The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Adviser or one of its Deutsche Bank affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Fund’s operation. The Board also considered the role played by the Adviser in working with DIMA to manage the Fund’s portfolio, noting that the Adviser provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Fund. The Trustees took into consideration that tracking error for the Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Adviser, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Fund’s service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Fund. The Board also considered the expertise of the Adviser in supervising third party service providers to the Fund, such as the administrator and the custodian, noting the Adviser’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Adviser, which supports the Fund’s compliance program.

Adviser’s Financial Resources.    In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and

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Board Considerations in Approval of Investment Advisory and Sub-Advisory Contracts (Unaudited) (Continued)

whether it has the resources necessary to carry out its functions. The Board concluded that the Adviser has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared the Fund’s advisory fee to that of other pertinent exchange-traded funds (“ETFs”) and noted that the Fund’s fee is competitive with the fees of its peer group. The Board agreed that it was familiar with the Adviser’s methodology for selecting the Fund’s peer group and believed that the Fund’s peer group was appropriate. The Board considered that the fee for the Fund is a unitary fee pursuant to which the Adviser pays all of the Fund’s costs. The Board also considered that the Fund’s portfolio is managed on a day-to-day basis by the Sub-Adviser, which is an affiliate of the Adviser and receives a fee from the Adviser. The Board considered the allocation of responsibilities between the Adviser and Sub-Adviser and noted that the Adviser provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Fund. Based on its review, the Board concluded that the advisory fee is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Adviser in developing and rendering services to the Fund and the information provided by the Adviser to the Board regarding the Fund’s profitability. The Board considered that the Adviser had provided extensive information about the Adviser’s profitability and the Adviser’s methodology in determining profitability. While the Adviser had provided information about the Adviser’s expenses relating to marketing the Fund, the Board considered the Adviser’s profitability without accounting for such expenses. The Board considered that the Fund was not profitable at this time. The Board also noted that since the fee paid by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement contained breakpoints, the Adviser could experience increased profitability as the Fund’s assets increased. The Board considered whether the Adviser would benefit in other ways from its relationships with the Fund and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Fund.

Economies of Scale.    The Board considered that the Fund was not experiencing economies of scale at this time and determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Fund.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

The Board considered the following in determining whether to approve the Sub-Advisory Agreement:

Nature, Extent and Quality of Services.    In considering the nature, extent and quality of services that DIMA provides to the Fund, the Board reviewed in detail the nature, extent and quality of services provided by DIMA under the Sub-Advisory Agreement. In doing so, the Board considered the information it had received from the Sub-Adviser continuously during the prior year, in addition to the information the Sub-Adviser had provided in response to the Board’s requests prior to this meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities.

The Board also considered DIMA’s operational capabilities and resources, and its experience in serving as investment adviser or sub-adviser to other funds. The Board considered the professional experience, qualifications and performance of DIMA’s senior management and key professional personnel, as well as DIMA’s depth and breadth of experience in managing investment portfolios consisting of fixed income securities. The Board gave special consideration to DIMA’s experience and capabilities in managing investment portfolios consisting of bonds, and their techniques for tracking an index while minimizing index tracking error. In addition, the Board considered DIMA’s operational capabilities and resources, and DIMA’s experience in managing bond funds. The Board noted that DIMA manages its index-based portfolios using both full replication and sampling techniques and maintains strict discipline in the implementation of its indexing strategies. To that end, the Board noted that when there are changes to a benchmark index, DIMA closely monitors any such changes to devise strategies to realign its portfolios at the lowest possible cost while tracking the respective benchmark index. The Board also noted DIMA’s processes to minimize the cost of trading.

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Board Considerations in Approval of Investment Advisory and Sub-Advisory Contracts (Unaudited) (Continued)

Based on its review, the Board concluded that the nature, extent, and quality of services provided by DIMA under the Sub-Advisory Agreement are reasonable and appropriate in relation to the fees paid to DIMA, taking special consideration of the fact that the fees paid to DIMA are payable by the Adviser and not the Fund.

Performance of DIMA; DIMA’s Financial Resources.    The Board considered DIMA’s performance in managing the Fund and its ability to minimize tracking error. The Board concluded that, given DIMA’s capabilities, DIMA had generally been able to keep the Fund’s tracking error within acceptable ranges.

The Board also considered DIMA’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that DIMA has the financial resources necessary to perform its obligations under the Sub-Advisory Agreement.

Reasonableness of Sub-Advisory Fee.    The Board considered that the fee paid to DIMA in respect of the Fund would be paid by the Adviser and not the Fund. The Board considered that the fee for the Fund was a unitary fee pursuant to which the Adviser would pay all of the Fund’s costs, and thus was not directly affected by the amount of the sub-advisory fee paid to DIMA. Based on its review, the Board concluded that the sub-advisory fee was reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered that the fees paid by the Adviser to DIMA under the Sub-Advisory Agreement contain breakpoints. The Board further considered that specific information about DIMA’s profitability with respect to its services provided to the Fund was not available because DIMA does not calculate the profitability of its sub-advisory services on a per-fund level. The Board also considered that the overall fees paid by the Fund remained reasonable.

The Board also considered whether DIMA would benefit in other ways from its relationship with the Fund. The Board discussed DIMA’s practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Fund and the brokers’ and dealers’ provision of brokerage services to DIMA. The Board discussed the potential benefits DIMA might derive from the Fund’s soft dollar arrangements, whereby brokers provide brokerage services to the Fund or DIMA in return for allocating fund brokerage.

Economies of Scale.    The Board noted that the Fund was not experiencing economies of scale at this time and determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Fund.

Given all the information available to it and considering all material factors, the Board concluded that the Sub-Advisory Agreement was fair and reasonable and it was unanimously approved.

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DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.deutsche-etfs.com (click on “Resources” “proxy voting” and at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at 855-329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.deutsche-etfs.com.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Bats BZX, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund during the past calendar year, when available can be found at www.deutsche-etfs.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its fiscal year ended May 31, 2017.

Qualified Dividend Income*
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	76%
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF	90%
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	52%
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	79%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	$186,743	$16,499
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF	252,740	18,880
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	106,248	13,138
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	184,166	28,821

Of the dividends paid from net investment income for the fiscal year ended May 31, 2017 for Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF, 100% are designated as exempt interest dividends for federal income tax purposes.

98

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.deutsche-etfs.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

Carefully consider a Fund’s investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Fund’s prospectus, which may be obtained by calling 1-855-DBX-ETFS (1-855-329-3837), or by viewing or downloading a prospectus at www.deutsche-etfs.com. Read the prospectus carefully before investing.

Investing involves risk, including possible loss of principal. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Income from municipal bonds may be subject to state and local taxes and at times the alternative minimum tax. EMIH, HYIH and IGIH seek to mitigate the potential negative impact of rising Treasury interest rates by taking short positions in U.S. Treasury notes or bonds, or futures relating to those instruments. These short positions are not intended to mitigate credit risk or other factors that may have a greater impact on performance than rising or falling interest rates. The short positions may limit the potential positive impact of falling interest rates and there is no guarantee that the short positions will completely eliminate the interest rate risk of the long positions. The Funds’ use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Stocks may decline in value. Dividends are not guaranteed. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. See the prospectus for details.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange or Bats BZX Exchange, Inc., as applicable. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

EMIH, HYIH, IGIH and RVNU are not sponsored, promoted, sold or supported in any other manner by Solactive AG (the “Licensor”) nor does the trade mark or the Index Price at any time or in any other respect.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX and any related funds.

Copyright © 2017 Deutsche Bank AG. All rights reserved. Deutsche X-trackers® is a registered trademark of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Ave New York, New York 10154	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-35362-4 (7/17) DBX 002748 (7/18)

May 31, 2017

Annual Report

DBX ETF Trust

Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF (ASHX)

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (ASHR)

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Deutsche X-trackers MSCI All China Equity ETF (CN)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this annual report for our flagship ETFs tracking China’s equity market for the fiscal year ended May 31, 2017.

China witnessed stronger-than-expected gross domestic product growth of 6.9 percent year-over-year during the reporting period, driven by higher net exports, intensified government spending, and robust infrastructure investments. Despite occasional spurs of volatility, China’s significant fiscal stimulus was particularly welcome, helping increase domestic demand. A surge in producer prices, rise in industrial output, and increase in credit also helped fuel investments. China’s economy continues to undergo a major structural reform, away from its past dependence on heavy manufacturing and export-led growth toward services and consumer demand.

The opening of the Hong Kong-Shenzhen stock link to foreign investors in December 2016 marked an important chapter in China’s financial liberalization. During the same period, real estate property prices increased as a result of excessively loose monetary policy. Increased credit risks, an offshoot of the continued surge in loans, supported the real estate market while raising some concerns. The People’s Bank of China (PBoC), meanwhile, was doing a balancing act between tightening policy and avoiding measures that could cause setbacks to the real estate property market.

China continued its deleveraging campaign and introduced tighter rules to monitor shadow banking by announcing stricter regulations, making monetary policies less dependent on banks, and focusing on corporate governance. Vulnerable to the U.S. rate-hike trajectory, the PBoC resorted to mini interest rate hikes to reduce pressure on the Renminbi (RMB) and discourage outflows. Low inflation provided the PBoC enough room to manage interest rates. The RMB stabilized toward the end of the period and ended its losing streak against the U.S. dollar. China’s efforts to reduce long-term financial risks led to an increase in borrowing costs and caused some jitters in its equity market. Nevertheless, its central bank pumped RMB 170 billion into the system in May this year, ensuring adequate liquidity in the stressed markets. In the same month, Moody’s downgraded China’s sovereign credit rating due to increasing national debt in a slowing economy. However, there was reason to cheer, as China’s Purchasing Managers Index1 rose above expectations in response to rising internal and external demand. However, other indicators were mixed, with new investment growing only slightly, restrained by non-performing loans and overcapacity in certain industries.

China’s ability to steer its economy, through its control over the banking sector, appears intact. The country also has the means to buy time to implement structural changes in its economy and reforms at its state-owned enterprises. Strong lending policies, infrastructure spending, and rejuvenation in private investments are a few influencing trends in 2017. While the economy matures, we continue to expect accommodative policies to support growth.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Purchasing Managers’ Indexes (PMI) are economic indicators derived from monthly surveys of private sector companies

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

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2

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited)

Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF

The Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF (ASHX) seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 300 USD Hedged Index (ASHX Index). The ASHX Index is designed to provide direct access to China A-share equities while mitigating exposure to fluctuation between the value of the Chinese RMB and the U.S. dollar. For the 12-month period ended May 31, 2017, ASHX shares returned 6.42%, compared to the ASHX Index return of 6.47%.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Consumer Staples, and Industrials. Information Technology was the only negative contributor to performance. The Fund entered into forward foreign currency exchange contracts during the period to hedge against changes in the value of the U.S. dollar against the RMB. The currency hedging strategy contributed negatively to performance.

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF

The Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (ASHR) seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 300 Index (ASHR Index). The ASHR Index is designed to reflect the price fluctuation and performance of the China A-share market and is composed of the 300 largest and most liquid stocks in the China A-share market. ASHR is sub-advised by Harvest Global Investments. The continued strategic partnership between Deutsche Asset Management and Harvest Global Investments provides investors with unique access to the expansive Chinese economy and stock market. For the 12-month period ended May 31, 2017, ASHR returned 9.62%, compared to the ASHR Index return of 8.51%.

The majority of sectors contributed positively to performance during the period, with the greatest contribution coming from Financials, Consumer Staples and Industrials. Information Technology was the only negative contributor to performance.

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF

The Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS) seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 500 Index (ASHS Index). ASHS is also sub-advised by Harvest Global Investments. The ASHS Index tracks 500 small-cap companies listed on the Shanghai and Shenzhen stock exchanges. For the 12-month period ended May 31, 2017, ASHS returned -4.97%, compared to the ASHS Index return of -4.86%.

The majority of sectors contributed negatively to the performance during the period, in particular Information Technology and Consumer Discretionary. Materials and Telecommunication Services contributed positively to performance.

Deutsche X-trackers MSCI All China Equity ETF

The Deutsche X-trackers MSCI All China Equity ETF (CN) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI China All Shares Index (CN Index). The CN Index captures large- and mid-cap representation across China A-shares, B-shares, H shares, Red chips, and P-chips. The CN Index aims to reflect the opportunity set of China share classes listed in Hong Kong, Shanghai, and Shenzhen. It is based on the concept of an integrated MSCI China equity universe, with China A-shares included. The fund, using a passive or indexing approach, attempts to approximate the performance of the CN Index. CN expects to gain exposure to the China A-share components of the CN Index by investing in Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-tracker Harvest CSI 500 China A-Shares Small Cap ETF, affiliated funds sub-advised by Harvest Global Investments. For the 12-month period ended May 31, 2017, CN returned 20.03%, compared to the CN Index return of 19.88%.

The majority of the sectors contributed positively to the performance during the period with the greatest contribution coming from Financials, and Consumer Discretionary.

3

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited) (Continued)

*************************

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance data visit www.deutsche-etfs.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 6-13 of this report for additional performance information, including performance data based on market value.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

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5

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF (ASHX)

The Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 300 USD Hedged Index (the “Underlying Index”). The Underlying Index is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market, while mitigating exposure to fluctuations between the value of the renmimbi (“RMB”) and the U.S. dollar. The Fund, using a “passive” or indexing approach, attempts to approximate the investment performance of the Underlying Index. ASHX expects to gain exposure to the China A-share market of the Underlying Index by investing in Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (ASHR), an affiliated fund subadvised by Harvest Global Investments Limited. It is not possible to invest directly into an index.

Performance as of 5/31/17

Average Annual Total Return
	Net Asset Value	Market Value	CSI 300 USD Hedged Index	CSI 300 Index
One Year	6.42%	6.74%	6.47%	8.51%
Since Inception[1]	-2.64%	-2.54%	-3.92%	-3.60%

Cumulative Total Returns
	Net Asset Value	Market Value	CSI 300 USD Hedged Index	CSI 300 Index
One Year	6.42%	6.74%	6.47%	8.51%
Since Inception[1]	-4.24%	-4.07%	-6.26%	-5.75%

1 Total returns are calculated based on the commencement of operations, 10/20/15 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 30, 2016, was 1.75%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report. This expense ratio includes net expenses of the affiliated funds in which ASHX invests.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

6

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF (ASHX) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 10/20/15.

Sector Diversification* as of 5/31/17

Financials	34.8%
Industrials	15.4%
Consumer Discretionary	11.2%
Information Technology	8.8%
Consumer Staples	6.8%
Materials	6.0%
Real Estate	5.4%
Health Care	5.3%
Utilities	3.0%
Energy	2.4%
Telecommunication Services	0.9%

Total	100.0%

* As a percentage of total investments excluding securities lending collateral. Sector percentages are based on the sector allocations of the Fund’s investment in Deutsche X-trackers Harvest CSI 300 China A-shares ETF.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 16.

7

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (ASHR)

The Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 300 Index (the “Underlying Index”). The Underlying Index is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market. The Fund, using a “passive” or indexing approach, attempts to approximate the investment performance of the Underlying Index. The MSCI ACWI ex USA Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the United States). It is not possible to invest directly into an index.

Performance as of 5/31/17

Average Annual Total Return
	Net Asset Value	Market Value	CSI 300 Index	MSCI ACWI ex USA Index
One Year	9.62%	7.17%	8.51%	18.24%
Since Inception[1]	8.98%	8.75%	9.70%	2.72%

Cumulative Total Returns
	Net Asset Value	Market Value	CSI 300 Index	MSCI ACWI ex USA Index
One Year	9.62%	7.17%	8.51%	18.24%
Since Inception[1]	35.91%	34.90%	39.16%	10.07%

1 Total returns are calculated based on the commencement of operations, 11/6/13 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 30, 2016, was 0.65%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

8

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (ASHR) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 11/6/13.

Sector Diversification* as of 5/31/17

Financials	34.8%
Industrials	15.4%
Consumer Discretionary	11.2%
Information Technology	8.8%
Consumer Staples	6.8%
Materials	6.0%
Real Estate	5.4%
Health Care	5.3%
Utilities	3.0%
Energy	2.4%
Telecommunication Services	0.9%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/17 (21.8% of Net Assets)

Description	% of Net Assets
Ping An Insurance Group Co. of China Ltd.	5.0%
China Merchants Bank Co. Ltd.	2.4%
Kweichow Moutai Co. Ltd.	2.3%
Industrial Bank Co. Ltd.	2.1%
China Minsheng Banking Corp. Ltd.	1.9%
Bank of Communications Co. Ltd.	1.7%
Gree Electric Appliances, Inc. of Zhuhai	1.7%
Midea Group Co. Ltd.	1.7%
China Vanke Co. Ltd.	1.5%
Shanghai Pudong Development Bank Co. Ltd.	1.5%

* As a percentage of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 18.

9

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

The Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 500 Index (the “Underlying Index”). The Underlying Index is designed to reflect the price fluctuation and performance of small cap companies in the China A-Share market and is composed of the 500 smallest and most liquid stocks in the China A-Share market. The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Underlying Index. The MSCI ACWI ex USA Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the United States). It is not possible to invest directly into an index.

Performance as of 5/31/17

Average Annual Total Return
	Net Asset Value	Market Value	CSI 500 Index	MSCI ACWI ex USA Index
One Year	-4.97%	-7.04%	-4.86%	18.24%
Since Inception[1]	10.84%	10.58%	13.36%	1.69%

Cumulative Total Returns
	Net Asset Value	Market Value	CSI 500 Index	MSCI ACWI ex USA Index
One Year	-4.97%	-7.04%	-4.86%	18.24%
Since Inception[1]	36.61%	35.66%	46.26%	5.21%

1 Total returns are calculated based on the commencement of operations, 5/21/14 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 30, 2016, was 0.65%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

10

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 5/21/14.

Sector Diversification* as of 5/31/17

Industrials	23.4%
Materials	16.4%
Information Technology	15.6%
Consumer Discretionary	14.0%
Health Care	12.6%
Real Estate	7.4%
Consumer Staples	5.3%
Utilities	2.8%
Energy	2.2%
Financials	0.3%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/17 (6.0% of Net Assets)

Description	% of Net Assets
Jinke Properties Group Co. Ltd.	0.7%
Shenzhen Sunway Communication Co. Ltd.	0.7%
Shanghai AJ Group Co. Ltd.	0.6%
Jiangxi Ganfeng Lithium Co. Ltd.	0.6%
Suofeiya Home Collection Co. Ltd.	0.6%
Hengtong Optic-electric Co. Ltd.	0.6%
Jiangsu Zhongtian Technology Co. Ltd.	0.6%
Jinyu Bio-Technology Co. Ltd.	0.6%
Hangzhou Robam Appliances Co. Ltd.	0.5%
Shenwu Environmental Technology Co. Ltd.	0.5%

* As a percentage of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 24.

11

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI All China Equity ETF (CN)

The Deutsche X-trackers MSCI All China Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI China All Shares Index. The MSCI China All Shares Index is intended to give investors a means of tracking the overall performance of equity securities that are a representative sample of the entire Chinese investment universe and is composed of A-shares, H-shares, B-shares, Red chips, and P chips share classes. The MSCI China All Shares Index captures large and mid-cap representation across China A-shares, B-shares, H-shares, Red chips, and P chips. The index aims to reflect the opportunity set of China share classes listed in Hong Kong, Shanghai and Shenzhen. It is based on the concept of the integrated MSCI China equity universe with China A-shares included. The Fund, using a passive approach or indexing approach, attempts to approximate the performance of the MSCI China All Shares Index. The Fund expects to gain exposure to the China A-share components of the Index by investing in Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF, affiliated funds subadvised by Harvest Global Investments Limited. It is not possible to invest directly into an index.

Performance as of 5/31/17

Average Annual Total Return

	Net Asset Value	Market Value	MSCI China All Shares Index
One Year	20.03%	20.09%	19.88%
Since Inception[1]	15.72%	15.55%	11.03%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI China All Shares Index
One Year	20.03%	20.09%	19.88%
Since Inception[1]	56.94%	56.31%	38.19%

1 Total returns are calculated based on the commencement of operations, 4/30/14 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 30, 2016, was 0.96%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report. This expense ratio includes net expenses of the affiliated funds in which CN invests.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

12

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI All China Equity ETF (CN) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 4/30/14.

Sector Diversification* as of 5/31/17

Financials	25.6%
Information Technology	24.6%
Consumer Discretionary	11.0%
Industrials	10.5%
Real Estate	4.9%
Energy	4.3%
Telecommunication Services	4.2%
Materials	4.1%
Consumer Staples	3.9%
Health Care	3.9%
Utilities	3.0%

Total	100.0%

Ten Largest Equity and ETF Holdings as of 5/31/17 (69.3% of Net Assets)

Description	% of Net Assets
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	34.1%
Tencent Holdings Ltd.	8.7%
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	6.5%
Alibaba Group Holding Ltd.	6.2%
China Construction Bank Corp.	3.1%
China Mobile Ltd.	3.1%
Industrial & Commercial Bank of China Ltd.	2.3%
Baidu, Inc.	2.3%
Bank of China Ltd.	1.8%
JD.com, Inc.	1.2%

* As a percentage of total investments excluding securities lending collateral. Sector percentages include the sector allocations of the Underlying Funds in which the Fund invests.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 33.

13

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other fund expenses. In addition to the ongoing expenses which each Fund bears directly, the Deutsche X-trackers MSCI All China Equity ETF shareholders indirectly bear the expenses of Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (the “Underlying Funds”) in which the Deutsche X-trackers MSCI All China Equity ETF invests. The Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF shareholders indirectly bear the expenses of Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (the “Underlying Fund”) in which the Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF invests. These expenses are not included in Deutsche X-trackers MSCI All China Equity ETF’s and Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF’s annualized expense ratios used to calculate the expense estimate in the tables. In the most recent six-month period Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF and Deutsche X-trackers MSCI All China Equity ETF limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the table are based on an investment of $1,000 invested at the beginning of the six month period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF (2)
Actual	$1,000.00	$955.70	0.05%	$0.24
Hypothetical (5% return before expenses)	$1,000.00	$1,024.68	0.05%	$0.25
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF
Actual	$1,000.00	$1,010.30	0.65%	$3.26
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF
Actual	$1,000.00	$901.70	0.65%	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28

14

DBX ETF Trust

Fees and Expenses (Unaudited) (Continued)

	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Deutsche X-trackers MSCI All China Equity ETF (2)
Actual	$1,000.00	$1,095.60	0.35%	$1.83
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	0.35%	$1.77

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

(2) The Fund invests in other ETFs and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

15

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF

May 31, 2017

	Number of Shares	Value
EXCHANGE-TRADED FUND — 100.1%
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (a)(b) (Cost $2,868,161)	113,947	$2,932,996

SECURITIES LENDING COLLATERAL — 44.9%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.74% (c)(d) (Cost $1,314,136)	1,314,136	1,314,136

TOTAL INVESTMENTS — 145.0% (Cost $4,182,297)†		$4,247,132
Other assets and liabilities, net — (45.0%)		(1,318,126)

NET ASSETS — 100.0%		$2,929,006

†	The cost for federal income tax purposes was $4,261,184. At May 31, 2017, net unrealized depreciation for all securities based on tax cost was $14,052. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $0 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $14,052.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2017 amounted to $1,291,170, which is 44.1% of net assets.
(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

As of May 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	6/5/2017	CNH	11,000	USD	1,588	$(39)
Goldman Sachs & Co.	6/5/2017	CNH	19,950,000	USD	2,881,532	(70,165)
Goldman Sachs & Co.	6/5/2017	USD	2,939,886	CNH	19,902,000	4,710
Goldman Sachs & Co.	6/5/2017	USD	8,528	CNH	59,000	201
Goldman Sachs & Co.	7/5/2017	CNH	19,902,000	USD	2,920,803	(5,879)
Goldman Sachs & Co.	7/5/2017	CNH	100,000	USD	14,711	5

Total net unrealized depreciation						$(71,167)

Currency Abbreviations

CNH	Chinese Offshore Yuan
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF (Continued)

May 31, 2017

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$2,932,996	$—	$—	$2,932,996
Short-Term Investments	1,314,136	—	—	1,314,136
Derivatives (e)
Forward Foreign Currency Exchange Contracts	—	4,916	—	4,916

TOTAL	$4,247,132	$4,916	$—	$4,252,048

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Forward Foreign Currency Exchange Contracts	$—	$(76,083)	$—	$(76,083)

TOTAL	$—	$(76,083)	$—	$(76,083)

(e)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the year ended May 31, 2017.

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF

May 31, 2017

	Number of Shares	Value
COMMON STOCKS — 99.4%
Consumer Discretionary — 11.1%
Alpha Group, Class A	130,662	$289,534
Beijing Enlight Media Co. Ltd., Class A*	223,900	269,959
Beijing Gehua CATV Network Co. Ltd., Class A*	176,800	375,273
BYD Co. Ltd., Class A	136,797	1,010,092
China Grand Automotive Services Co. Ltd., Class A*	413,144	591,762
China International Travel Service Corp. Ltd., Class A	123,461	991,902
China Media Group, Class A	509,650	782,834
China Shipbuilding Industry Group Power Co. Ltd., Class A	88,426	324,433
Chinese Universe Publishing and Media Co. Ltd., Class A	140,371	416,672
Chongqing Changan Automobile Co. Ltd., Class A	489,788	1,020,754
Chongqing Sokon Industry Group Co. Ltd., Class A	43,100	117,275
CITIC Guoan Information Industry Co. Ltd., Class A	690,600	898,132
FAW CAR Co. Ltd., Class A	205,887	293,680
Fuyao Glass Industry Group Co. Ltd., Class A	351,312	1,244,724
Great Wall Motor Co. Ltd., Class A	301,713	539,412
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,213,478	6,125,626
Hisense Electric Co. Ltd., Class A	197,773	414,517
Huayi Brothers Media Corp., Class A*	421,568	498,923
Huayu Automotive Systems Co. Ltd., Class A	319,825	946,987
Hunan TV & Broadcast Intermediary Co. Ltd., Class A	286,992	466,757
Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A*	391,930	629,298
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	193,636	273,050
Leo Group Co. Ltd., Class A*	161,379	294,255
Liaoning Cheng Da Co. Ltd., Class A*	308,777	773,406
Midea Group Co. Ltd., Class A	1,134,704	6,070,848
Pang Da Automobile Trade Co. Ltd., Class A*	1,181,602	530,314
Qingdao Haier Co. Ltd., Class A	765,419	1,606,527
SAIC Motor Corp. Ltd., Class A	882,938	3,932,626
Shanghai Jinjiang International Hotels Development Co. Ltd., Class A*	38,976	151,777
Shanghai Oriental Pearl Media Co. Ltd., Class A	330,427	1,049,837
Shenzhen Overseas Chinese Town Co. Ltd., Class A	822,431	1,074,452
Sichuan Changhong Electric Co. Ltd., Class A*	932,511	466,863
Songcheng Performance Development Co. Ltd., Class A	147,682	465,280
Suning Commerce Group Co. Ltd., Class A*	939,755	1,479,678
TCL Corp., Class A*	2,032,680	1,066,531

	Number of Shares	Value
Consumer Discretionary (Continued)
Wanda Film Holding Co. Ltd., Class A	119,210	$978,231
Wanxiang Qianchao Co. Ltd., Class A	349,109	493,319
Wasu Media Holding Co. Ltd., Class A	144,889	311,617
Wuchan Zhongda Group Co. Ltd., Class A	291,220	476,654
Zhejiang Huace Film & TV Co. Ltd., Class A*	177,002	287,610
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	276,856	644,653

		40,676,074

Consumer Staples — 6.7%
Beijing Dabeinong Technology Group Co. Ltd., Class A	515,213	476,964
By-health Co. Ltd., Class A	181,400	319,745
COFCO Tunhe Sugar Co. Ltd., Class A	259,909	346,484
Fujian Sunner Development Co. Ltd., Class A	116,700	224,716
Henan Shuanghui Investment & Development Co. Ltd., Class A	249,244	801,500
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,529,949	4,398,671
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	152,780	1,973,341
Kweichow Moutai Co. Ltd., Class A	127,694	8,377,885
Luzhou Laojiao Co. Ltd., Class A	176,628	1,261,553
MeiHua Holdings Group Co. Ltd., Class A	473,957	391,033
Muyuan Foodstuff Co. Ltd., Class A	88,100	315,146
New Hope Liuhe Co. Ltd., Class A	523,334	620,138
Shanghai Bailian Group Co. Ltd., Class A*	202,646	459,549
Shanghai Bairun Investment Holding Group Co. Ltd., Class A*	41,900	105,569
Shenzhen Agricultural Products Co. Ltd., Class A	174,419	230,967
Wuliangye Yibin Co. Ltd., Class A	479,088	3,397,727
Yonghui Superstores Co. Ltd., Class A	964,664	940,202

		24,641,190

Energy — 2.4%
China Merchants Energy Shipping Co. Ltd., Class A	584,700	457,093
China Petroleum & Chemical Corp., Class A	2,640,015	2,451,845
China Shenhua Energy Co. Ltd., Class A	498,240	1,580,801
Guanghui Energy Co. Ltd., Class A*	791,034	481,567
Offshore Oil Engineering Co. Ltd., Class A	555,683	524,307
PetroChina Co. Ltd., Class A	1,216,621	1,409,227
Shaanxi Coal Industry Co. Ltd., Class A*	501,608	443,565
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	397,000	453,382
Sinopec Oilfield Service Corp., Class A*	463,800	255,560
Wintime Energy Co. Ltd., Class A	1,252,242	654,759
Yanzhou Coal Mining Co. Ltd., Class A	95,023	147,365

		8,859,471

Financials — 34.6%
Agricultural Bank of China Ltd., Class A	9,634,170	5,051,689

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2017

	Number of Shares	Value
Financials (Continued)
Anxin Trust Co. Ltd., Class A	457,580	$725,898
Avic Capital Co. Ltd., Class A	1,133,790	1,036,184
Bank of Beijing Co. Ltd., Class A	3,071,838	4,067,756
Bank of China Ltd., Class A	5,319,700	2,939,104
Bank of Communications Co. Ltd., Class A	6,943,110	6,376,242
Bank of Nanjing Co. Ltd., Class A	914,515	1,502,247
Bank of Ningbo Co. Ltd., Class A	489,502	1,337,734
Bohai Financial Investment Holding Co. Ltd., Class A*	465,500	445,421
Changjiang Securities Co. Ltd., Class A*	831,127	1,154,753
China CITIC Bank Corp. Ltd., Class A	769,401	705,444
China Construction Bank Corp., Class A	1,692,970	1,597,378
China Everbright Bank Co. Ltd., Class A	4,024,187	2,378,319
China Life Insurance Co. Ltd., Class A	419,481	1,744,730
China Merchants Bank Co. Ltd., Class A	2,606,133	8,654,684
China Merchants Securities Co. Ltd., Class A	575,027	1,447,959
China Minsheng Banking Corp. Ltd., Class A	5,974,843	7,106,587
China Pacific Insurance Group Co. Ltd., Class A	793,992	3,569,389
CITIC Securities Co. Ltd., Class A	1,988,695	4,842,716
Dongxing Securities Co. Ltd., Class A	277,922	699,416
Everbright Securities Co. Ltd., Class A*	490,747	1,123,793
First Capital Securities Co. Ltd., Class A	100,480	139,159
Founder Securities Co. Ltd., Class A	1,031,731	1,376,925
GF Securities Co. Ltd., Class A	747,377	1,843,202
Guosen Securities Co. Ltd., Class A	617,002	1,220,076
Guotai Junan Securities Co. Ltd., Class A	1,154,800	3,294,443
Guoyuan Securities Co. Ltd., Class A	441,452	789,895
Haitong Securities Co. Ltd., Class A	2,037,935	4,618,498
Huatai Securities Co. Ltd., Class A	821,173	2,138,319
Huaxia Bank Co. Ltd., Class A	1,341,117	2,127,528
Industrial & Commercial Bank of China Ltd., Class A	5,435,026	4,226,491
Industrial Bank Co. Ltd., Class A	3,145,300	7,710,439
Industrial Securities Co. Ltd., Class A*	1,175,348	1,297,232
New China Life Insurance Co. Ltd., Class A	210,179	1,652,180
Northeast Securities Co. Ltd., Class A	354,924	509,422
Orient Securities Co. Ltd., Class A	784,037	1,611,925
Pacific Securities Co. Ltd., Class A	1,709,333	1,017,822
Ping An Bank Co. Ltd., Class A	2,166,784	2,952,721
Ping An Insurance Group Co. of China Ltd., Class A	2,737,890	18,277,744
SDIC Essence Holdings Co. Ltd., Class A	279,400	630,298
Sealand Securities Co. Ltd., Class A*	740,449	591,157
Shanghai Pudong Development Bank Co. Ltd., Class A	2,840,335	5,401,988
Shanxi Securities Co. Ltd., Class A	286,300	393,116
Shenwan Hongyuan Group Co. Ltd., Class A	1,513,631	1,277,950
Sinolink Securities Co. Ltd., Class A	534,230	946,408
SooChow Securities Co. Ltd., Class A	529,194	877,130
Southwest Securities Co. Ltd., Class A*	711,532	576,502
Western Securities Co. Ltd., Class A	442,485	894,644

		126,900,657

	Number of Shares	Value
Health Care — 5.3%
Aier Eye Hospital Group Co. Ltd., Class A	152,049	$503,812
Aurora Optoelectronics Co. Ltd., Class A*	202,632	536,231
Beijing Tongrentang Co. Ltd., Class A	137,320	656,782
Dong-E-E-Jiao Co. Ltd., Class A	130,719	1,301,537
Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A*	696,848	415,970
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	142,268	590,676
Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	106,256	265,042
Huadong Medicine Co. Ltd., Class A	123,812	834,436
Hualan Biological Engineering, Inc., Class A	140,886	738,738
Jiangsu Hengrui Medicine Co. Ltd., Class A	425,362	3,137,038
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	181,635	759,503
Kangmei Pharmaceutical Co. Ltd., Class A*	749,705	2,367,536
Searainbow Holding Corp., Class A*	198,798	770,757
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	253,884	1,191,350
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	292,811	1,109,014
Shanghai RAAS Blood Products Co. Ltd., Class A*	275,654	836,109
Tasly Pharmaceutical Group Co. Ltd., Class A*	162,552	957,803
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	250,889	761,452
Yunnan Baiyao Group Co. Ltd., Class A	131,143	1,722,621

		19,456,407

Industrials — 15.3%
AECC Aero-Engine Control Co. Ltd., Class A	116,216	323,798
AECC Aviation Power Co. Ltd., Class A	196,733	715,690
Air China Ltd., Class A	500,434	753,112
AVIC Aircraft Co. Ltd., Class A	349,978	894,229
AVIC Helicopter Co. Ltd., Class A	60,164	366,177
Beijing Orient Landscape & Environment Co. Ltd., Class A	268,900	638,076
Beijing Originwater Technology Co. Ltd., Class A*	472,048	1,297,727
BlueFocus Communication Group Co. Ltd., Class A	320,838	368,304
China Avionics Systems Co. Ltd., Class A	136,248	303,325
China Baoan Group Co. Ltd., Class A	543,730	591,956
China Communications Construction Co. Ltd., Class A	383,196	887,722
China CSSC Holdings Ltd., Class A	174,810	577,676
China Eastern Airlines Corp. Ltd., Class A	744,365	750,848
China Gezhouba Group Co. Ltd., Class A	696,212	1,048,773
China High-Speed Railway Technology Co. Ltd., Class A*	208,600	219,068
China International Marine Containers Group Co. Ltd., Class A	191,461	452,335

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2017

	Number of Shares	Value
Industrials (Continued)
China Nuclear Engineering Corp. Ltd., Class A*	131,200	$230,676
China Railway Construction Corp. Ltd., Class A	1,156,270	2,065,502
China Railway Group Ltd., Class A	1,883,787	2,486,157
China Shipbuilding Industry Co. Ltd., Class A*	2,306,194	2,134,166
China Southern Airlines Co. Ltd., Class A	883,699	1,129,625
China Spacesat Co. Ltd., Class A*	150,640	599,552
China State Construction Engineering Corp. Ltd., Class A	3,779,751	5,290,710
CITIC Heavy Industries Co. Ltd., Class A	373,900	279,489
COSCO SHIPPING Development Co. Ltd., Class A*	794,600	410,765
COSCO SHIPPING Holdings Co. Ltd., Class A*	1,005,406	791,449
CRRC Corp. Ltd., Class A	2,453,620	3,681,593
CSSC Offshore and Marine Engineering Group Co. Ltd., Class A	83,393	324,619
Daqin Railway Co. Ltd., Class A	1,499,660	1,899,232
Dongfang Electric Corp. Ltd., Class A	300,143	417,014
Eternal Asia Supply Chain Management Ltd., Class A*	371,700	455,320
Guangshen Railway Co. Ltd., Class A	855,950	551,514
Guoxuan High-Tech Co. Ltd., Class A	110,904	443,209
Hainan Airlines Holding Co. Ltd., Class A*	1,658,900	793,674
Han’s Laser Technology Industry Group Co. Ltd., Class A*	214,645	991,960
Jihua Group Corp. Ltd., Class A	332,100	413,699
Juneyao Airlines Co. Ltd., Class A	66,352	213,271
Luxshare Precision Industry Co. Ltd., Class A	212,839	877,056
Metallurgical Corp. of China Ltd., Class A*	1,347,500	989,987
NARI Technology Co. Ltd., Class A*	416,200	1,015,675
Ningbo Zhoushan Port Co. Ltd., Class A	993,200	832,669
Power Construction Corp. of China Ltd., Class A	1,158,906	1,362,974
Sany Heavy Industry Co. Ltd., Class A	960,944	982,123
Shanghai Construction Group Co. Ltd., Class A	1,070,811	574,169
Shanghai Electric Group Co. Ltd., Class A*	792,200	799,100
Shanghai International Airport Co. Ltd., Class A	240,553	1,346,502
Shanghai International Port Group Co. Ltd., Class A	819,153	764,406
Shanghai Tunnel Engineering Co. Ltd., Class A	475,734	676,479
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	96,075	246,904
Shenzhen Inovance Technology Co. Ltd., Class A	242,336	825,591
Siasun Robot & Automation Co. Ltd., Class A*	274,653	758,721
Spring Airlines Co. Ltd., Class A	61,427	306,262

	Number of Shares	Value
Industrials (Continued)
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	401,345	$601,019
TBEA Co. Ltd., Class A	813,456	1,163,939
Tian Di Science & Technology Co. Ltd., Class A	421,684	266,082
Tus-Sound Environmental Resources Co. Ltd., Class A	127,006	633,977
Weichai Power Co. Ltd., Class A	609,809	1,008,038
XCMG Construction Machinery Co. Ltd., Class A*	1,057,072	527,660
Xiamen C & D, Inc., Class A	430,481	738,383
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	395,205	889,199
Zhejiang Chint Electrics Co. Ltd., Class A	106,200	291,015
Zhengzhou Yutong Bus Co. Ltd., Class A*	334,828	1,011,249
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,109,703	721,589

		56,002,780

Information Technology — 8.7%
Aisino Corp., Class A	279,393	752,365
Beijing Jetsen Technology Co. Ltd., Class A	257,586	376,199
Beijing Shiji Information Technology Co. Ltd., Class A*	80,640	246,297
Beijing Ultrapower Software Co. Ltd., Class A	347,964	438,614
Beijing Xinwei Technology Group Co. Ltd., Class A	430,545	942,203
BOE Technology Group Co. Ltd., Class A	5,998,858	3,429,849
China Security & Fire Co. Ltd., Class A*	266,421	653,503
DHC Software Co. Ltd., Class A	234,304	729,163
Digital China Information Service Co. Ltd., Class A	67,500	164,171
Dongxu Optoelectronic Technology Co. Ltd., Class A*	470,700	709,062
East Money Information Co. Ltd., Class A	642,140	1,121,405
Fiberhome Telecommunication Technologies Co. Ltd., Class A	130,600	428,485
Focus Media Information Technology Co. Ltd., Class A	152,200	290,369
GoerTek, Inc., Class A	460,362	1,159,224
GRG Banking Equipment Co. Ltd., Class A*	205,600	358,137
Guangzhou Haige Communications Group, Inc. Co., Class A	433,540	689,687
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	690,294	2,709,562
Hithink RoyalFlush Information Network Co. Ltd., Class A	54,000	507,510
Hundsun Technologies, Inc., Class A	125,233	693,389
Iflytek Co. Ltd., Class A	245,247	1,083,255
Inspur Electronic Information Industry Co. Ltd., Class A	153,100	402,979
Jiangsu Protruly Vision Technology Group Co. Ltd., Class A*	246,700	444,346

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2017

	Number of Shares	Value
Information Technology (Continued)
Leshi Internet Information & Technology Corp. Beijing, Class A*	339,306	$1,528,767
Neusoft Corp., Class A	250,607	542,328
Ourpalm Co. Ltd., Class A	481,100	654,678
People.cn Co. Ltd., Class A	140,951	277,050
Sanan Optoelectronics Co. Ltd., Class A	512,162	1,379,936
Shanghai 2345 Network Holding Group Co. Ltd., Class A	415,230	368,413
Shenzhen Infogem Technologies Co. Ltd., Class A	66,950	172,254
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A*	124,179	308,829
Shenzhen O-film Tech Co. Ltd., Class A	190,746	1,103,305
Suzhou Victory Precision Manufacture Co. Ltd., Class A	425,834	497,191
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	421,127	512,473
Tsinghua Tongfang Co. Ltd., Class A	493,344	1,017,526
Tsinghua Unisplendour Co. Ltd., Class A	37,900	293,771
Unigroup Guoxin Co. Ltd., Class A	104,231	480,696
Wangsu Science & Technology Co. Ltd., Class A	357,561	593,711
Wonders Information Co. Ltd., Class A	202,171	472,442
Yonyou Network Technology Co. Ltd., Class A	182,889	410,953
Youzu Interactive Co. Ltd., Class A*	86,794	360,099
Zhejiang Dahua Technology Co. Ltd., Class A*	365,855	1,013,373
ZTE Corp., Class A	601,698	1,740,604

		32,058,173

Materials — 6.0%
Aluminum Corp. of China Ltd., Class A*	1,659,352	1,039,676
Anhui Conch Cement Co. Ltd., Class A	501,261	1,583,703
Baoshan Iron & Steel Co. Ltd., Class A	2,220,692	2,085,435
Beijing Sanju Environmental Protection and New Material Co. Ltd., Class A	222,842	1,106,420
China Hainan Rubber Industry Group Co. Ltd., Class A*	297,200	233,316
China Molybdenum Co. Ltd., Class A	977,488	609,554
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	548,018	889,661
Hesteel Co. Ltd., Class A	1,069,278	703,223
Hubei Biocause Pharmaceutical Co. Ltd., Class A*	320,000	334,163
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	3,448,407	1,118,618
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	634,070	458,328
Jiangxi Copper Co. Ltd., Class A	207,134	463,284
Jinduicheng Molybdenum Co. Ltd., Class A*	244,304	243,899
Kangde Xin Composite Material Group Co. Ltd., Class A	622,056	1,849,251
Kingenta Ecological Engineering Group Co. Ltd., Class A*	395,302	404,600

	Number of Shares	Value
Materials (Continued)
Luxin Venture Capital Group Co. Ltd., Class A	72,799	$180,509
Qinghai Salt Lake Industry Co. Ltd., Class A	186,606	391,389
Shandong Gold Mining Co. Ltd., Class A	187,343	792,251
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	390,338	570,659
Sinopec Shanghai Petrochemical Co. Ltd., Class A	548,532	541,122
Tianqi Lithium Industries, Inc., Class A	150,774	992,698
Tongling Nonferrous Metals Group Co. Ltd., Class A*	1,586,920	632,304
Wanhua Chemical Group Co. Ltd., Class A	344,771	1,181,205
Xiamen Tungsten Co. Ltd., Class A	108,551	320,450
Xinxing Ductile Iron Pipes Co. Ltd., Class A	502,600	522,611
Zhejiang Longsheng Group Co. Ltd., Class A	573,088	791,994
Zhongjin Gold Corp. Ltd., Class A*	431,371	637,676
Zijin Mining Group Co. Ltd., Class A	2,787,851	1,354,448

		22,032,447

Real Estate — 5.4%
Beijing Capital Development Co. Ltd., Class A	261,586	452,172
China Fortune Land Development Co. Ltd., Class A*	223,524	1,110,469
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	598,409	1,778,067
China Vanke Co. Ltd., Class A	1,715,766	5,403,066
Financial Street Holdings Co. Ltd., Class A	302,915	522,716
Future Land Holdings Co. Ltd., Class A	226,600	575,965
Gemdale Corp., Class A	564,731	994,586
Greenland Holdings Corp. Ltd., Class A	613,300	707,668
Poly Real Estate Group Co. Ltd., Class A*	1,797,817	2,580,408
RiseSun Real Estate Development Co. Ltd., Class A	330,420	507,533
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	183,162	642,988
Shanghai SMI Holding Co. Ltd., Class A*	320,064	484,989
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	194,000	464,368
Suning Universal Co. Ltd., Class A	305,090	274,306
Sunshine City Group Co. Ltd., Class A*	405,697	341,927
Xinhu Zhongbao Co. Ltd., Class A	865,146	638,172
Youngor Group Co. Ltd., Class A	386,300	810,227
Zhejiang China Commodities City Group Co. Ltd., Class A	688,783	798,846
Zhongtian Financial Group Co. Ltd., Class A*	709,800	682,339

		19,770,812

Telecommunication Services — 0.9%
China United Network Communications Ltd., Class A	2,410,015	2,718,656

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2017

	Number of Shares	Value
Telecommunication Services (Continued)
Dr Peng Telecom & Media Group Co. Ltd., Class A	286,253	$705,117

		3,423,773

Utilities — 3.0%
Beijing Capital Co. Ltd., Class A	612,312	631,249
China National Nuclear Power Co. Ltd., Class A	1,170,400	1,338,353
China Yangtze Power Co. Ltd., Class A	1,666,525	3,655,829
GD Power Development Co. Ltd., Class A	2,955,200	1,540,808
Guangdong Golden Dragon Development, Inc., Class A	112,400	256,060
SDIC Power Holdings Co. Ltd., Class A	1,025,236	1,184,507
Shanghai Electric Power Co. Ltd., Class A	216,100	414,518

	Number of Shares	Value
Utilities (Continued)
Shenzhen Energy Group Co. Ltd., Class A	300,700	$296,638
Sichuan Chuantou Energy Co. Ltd., Class A	554,240	784,008
Zhejiang Zheneng Electric Power Co. Ltd., Class A	1,027,790	870,802

		10,972,772

TOTAL COMMON STOCKS (Cost $290,774,999)		364,794,556

TOTAL INVESTMENTS — 99.4% (Cost $290,774,999)†		$364,794,556
Other assets and liabilities, net — 0.6%		2,199,389

NET ASSETS — 100.0%		$366,993,945

*	Non-income producing security.
†	The cost for federal income tax purposes was $332,359,235. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $32,435,321. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $73,974,602 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $41,539,281.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$346,785,192	$—	$18,009,364	$364,794,556

TOTAL	$346,785,192	$—	$18,009,364	$364,794,556

(a)	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at May 31, 2016	$19,241,343
Purchases	14,054,655
Sales	(10,660,437)
Realized gain (loss)	(1,190,700)
Change in unrealized gain (loss)	(106,390)
Transfers into Level 3 (b)	12,732,644
Transfers out of Level 3 (b)	(16,061,751)

Balance at May 31, 2017	18,009,364

Change in unrealized gain (loss) related to investments still held at May 31, 2017	(103,472)

(b)	During the year ended May 31, 2017, the amount of transfers between Level 1 and Level 3 was $12,732,644 and between Level 3 and Level 1 was $16,061,751. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (Continued)

May 31, 2017

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 5/31/2017	Valuation Technique	Unobservable Input
Common Stock: Consumer Discretionary	$1,066,531	Market Approach	Last traded price adjusted for proxy.
Common Stock: Energy	457,093	Market Approach	Last traded price adjusted for proxy.
Common Stock: Financials	1,297,232	Market Approach	Last traded price adjusted for proxy.
Common Stock: Health Care	2,143,097	Market Approach	Last traded price adjusted for proxy.
Common Stock: Industrials	4,220,779	Market Approach	Last traded price adjusted for proxy.
Common Stock: Information Technology	6,105,976	Market Approach	Last traded price adjusted for proxy.
Common Stock: Telecommunication Services	2,718,656	Market Approach	Last traded price adjusted for proxy.

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include the last traded price on the Exchange for securities suspended from trading adjusted for proxy (the movement in the applicable sector index) with a range of -9% to 5% with a weighted average range of approximately 0.7%. A significant change between last traded price, adjusted for proxy, and the price of a security once it resumes trading on the securities exchange could result in a material change in the fair value measurement

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF

May 31, 2017

	Number of Shares	Value
COMMON STOCKS — 99.0%
Consumer Discretionary — 13.9%
Anhui Jianghuai Automobile Group Corp., Ltd., Class A	34,800	$53,711
Anhui Xinhua Media Co. Ltd., Class A	14,700	29,221
Beijing HualuBaina Film & TV Co. Ltd., Class A	12,000	35,083
Beiqi Foton Motor Co. Ltd., Class A	170,700	71,808
Besttone Holdings Co. Ltd., Class A	8,300	19,019
Changjiang Publishing & Media Co. Ltd., Class A	22,000	23,397
Chengdu B-Ray Media Co. Ltd., Class A	27,000	24,956
China CYTS Tours Holding Co. Ltd., Class A	21,100	59,663
China Television Media Ltd., Class A	5,000	12,287
Chongqing Department Store Co. Ltd., Class A	9,500	36,305
Chongqing Zongshen Power Machinery Co. Ltd., Class A	26,300	28,165
Dashang Co. Ltd., Class A	6,500	36,653
DongFeng Automobile Co. Ltd., Class A	30,500	25,390
Eastern Gold Jade Co. Ltd., Class A*	24,600	40,811
Eastern Pioneer Driving School Co. Ltd., Class A*	1,900	10,238
Elec-Tech International Co. Ltd., Class A*	37,200	25,013
Fujian Funeng Co. Ltd., Class A	12,100	18,765
Fujian Septwolves Industry Co. Ltd., Class A	16,700	24,464
Gansu Gangtai Holding Group Co. Ltd., Class A	22,700	41,996
Global Top E-Commerce Co. Ltd., Class A	15,400	43,888
Guangdong Advertising Group Co. Ltd., Class A*	44,680	67,306
Guangdong Chj Industry Co. Ltd., Class A*	15,600	22,760
Guirenniao Co. Ltd., Class A*	4,800	14,888
Haima Automobile Group Co. Ltd., Class A	44,000	32,978
Hang Zhou Great Star Industrial Co. Ltd., Class A	19,453	42,731
Hangzhou Robam Appliances Co. Ltd., Class A	17,806	108,874
Hefei Department Store Group Co. Ltd., Class A	19,900	23,787
Hunan Friendship & Apollo Commercial Co. Ltd., Class A	31,000	29,250
Jiangsu High Hope International Group Corp., Class A	9,000	9,838
Jiangsu Hongtu High Technology Co. Ltd., Class A*	33,600	55,990
Jiangsu Sunshine Co. Ltd., Class A*	52,300	26,571
Jinzhou Cihang Group Co. Ltd., Class A*	15,700	34,580
Jishi Media Co. Ltd., Class A	79,600	40,559
Joyoung Co. Ltd., Class A*	11,600	31,546
KingClean Electric Co. Ltd., Class A	3,000	23,987
Lifan Industry Group Co. Ltd., Class A	24,000	28,368
Loncin Motor Co. Ltd., Class A	38,750	40,178
Luthai Textile Co. Ltd., Class A	16,500	29,401
Meisheng Cultural & Creative Corp. Ltd., Class A*	5,700	20,094

	Number of Shares	Value
Consumer Discretionary (Continued)
Nanjing Central Emporium, Class A	22,000	$24,147
Nanjing Xinjiekou Department Store Co. Ltd., Class A	16,600	88,444
NavInfo Co. Ltd., Class A	33,350	84,027
Ningbo Huaxiang Electronic Co. Ltd., Class A	15,600	45,706
Ningbo Joyson Electronic Corp., Class A*	14,300	61,299
Ningbo Tuopu Group Co. Ltd., Class A	7,000	32,153
Rastar Group, Class A	18,400	21,422
Shaanxi Broadcast & TV Network Intermediary Co. Ltd., Class A*	13,500	19,497
Shanghai Haixin Group Co., Class A	27,100	32,354
Shanghai Metersbonwe Fashion & Accessories Co. Ltd., Class A*	48,050	26,832
Shanghai New World Co. Ltd., Class A	14,342	23,835
Shanghai Xinhua Media Co. Ltd., Class A	20,200	20,945
Shanghai Yuyuan Tourist Mart Co. Ltd., Class A	42,700	73,397
Shenzhen Fenda Technology Co. Ltd., Class A*	14,100	26,023
Shenzhen Fuanna Bedding and Furnishing Co. Ltd., Class A	16,500	20,701
Shenzhen Tellus Holding Co. Ltd., Class A*	1,800	9,262
Shenzhen Topway Video Communication Co. Ltd., Class A	7,350	12,955
Shijiazhuang Changshan Textile Co. Ltd., Class A	18,500	40,282
Sichuan Chengfei Integration Technology Corp., Class A	6,300	23,516
Sinomach Automobile Co. Ltd., Class A*	10,950	16,836
Sou Yu Te Group Co. Ltd., Class A	33,124	32,971
Suofeiya Home Collection Co. Ltd., Class A	21,000	117,268
Time Publishing and Media Co. Ltd., Class A	9,700	22,830
UTour Group Co. Ltd., Class A	15,400	26,643
Visual China Group Co. Ltd., Class A*	10,000	23,255
Wangfujing Group Co. Ltd., Class A	11,630	25,530
Weifu High-Technology Group Co. Ltd., Class A	21,300	67,959
Wenfeng Great World Chain Development Corp., Class A	45,650	28,197
Wuhan Department Store Group Co. Ltd., Class A	14,509	35,138
Wuxi Little Swan Co. Ltd., Class A	7,905	53,698
Yantai Tayho Advanced Materials Co. Ltd., Class A*	16,400	31,580
Yihua Lifestyle Technology Co. Ltd., Class A	43,500	63,144
Yotrio Group Co. Ltd., Class A*	38,740	37,241
Zhejiang Aokang Shoes Co. Ltd., Class A	6,000	16,468
Zhejiang Century Huatong Group Co. Ltd., Class A	11,700	57,086
Zhejiang Daily Digital Culture Group Co. Ltd., Class A	19,600	55,625
Zhejiang Orient Holdings Co., Class A	11,400	43,009

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2017

	Number of Shares	Value
Consumer Discretionary (Continued)
Zhejiang Yasha Decoration Co. Ltd., Class A	29,400	$38,932

		2,824,726

Consumer Staples — 5.2%
Angel Yeast Co. Ltd., Class A	15,200	51,243
Anhui Gujing Distillery Co. Ltd., Class A	4,200	29,488
Anhui Kouzi Distillery Co. Ltd., Class A	10,800	56,438
Anhui Yingjia Distillery Co. Ltd., Class A	8,700	24,072
Beijing Shunxin Agriculture Co. Ltd., Class A	15,000	41,548
Better Life Commercial Chain Share Co. Ltd., Class A	8,530	16,072
Bright Dairy & Food Co. Ltd., Class A	21,900	37,694
Chuying Agro-pastora Group Co. Ltd., Class A	57,400	38,515
Gansu Yasheng Industrial Group Co. Ltd., Class A	57,000	35,967
Guangdong Haid Group Co. Ltd., Class A*	28,200	68,921
Hebei Chengde Lolo Co., Class A*	22,441	33,240
Hunan Dakang International Food & Agriculture Co. Ltd., Class A*	60,120	32,753
Jiangsu King’s Luck Brewery JSC Ltd., Class A	13,700	24,919
Jonjee High-Tech Industrial And Commercial Holding Co. Ltd., Class A	19,900	47,044
Laobaixing Pharmacy Chain JSC, Class A	3,900	25,787
Qinghai Huzhu Barley Wine Co. Ltd., Class A	6,900	17,365
Shandong Denghai Seeds Co. Ltd., Class A	12,950	23,613
Shanghai Feilo Acoustics Co. Ltd., Class A	25,400	31,189
Shanghai Flyco Electrical Appliance Co. Ltd., Class A	1,800	14,827
Shanghai Jahwa United Co. Ltd., Class A	20,200	84,915
Shanghai Maling Aquarius Co. Ltd., Class A*	23,200	30,241
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	9,900	45,327
Toly Bread Co. Ltd., Class A	1,700	8,990
Tsingtao Brewery Co. Ltd., Class A	10,100	49,623
V V Food & Beverage Co. Ltd., Class A*	42,700	30,675
Xinjiang Guannong Fruit & Antler Group Co. Ltd., Class A	18,400	19,023
Yantai Changyu Pioneer Wine Co. Ltd., Class A	4,900	24,409
Yuan Longping High-tech Agriculture Co. Ltd., Class A	23,100	71,683
Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd., Class A	9,300	23,762
Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A*	18,560	24,577

		1,063,920

Energy — 2.2%
Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd., Class A*	19,300	20,297

	Number of Shares	Value
Energy (Continued)
Anyuan Coal Industry Group Co. Ltd., Class A*	22,700	$13,416
Changzheng Engineering Co. Ltd., Class A	4,700	16,256
Datong Coal Industry Co. Ltd., Class A*	30,700	22,919
Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd., Class A*	52,000	25,726
Geo-Jade Petroleum Corp., Class A	41,340	38,148
Guizhou Panjiang Refined Coal Co. Ltd., Class A	25,300	25,520
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	25,000	32,311
Jizhong Energy Resources Co. Ltd., Class A*	40,200	35,072
Oriental Energy Co. Ltd., Class A*	29,800	49,569
PetroChina Jinhong Energy Investment Co. Ltd., Class A	12,800	29,729
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A*	43,700	45,569
Shanxi Meijin Energy Co. Ltd., Class A*	7,400	13,789
Yang Quan Coal Industry Group Co. Ltd., Class A*	43,900	40,641
Yantai Jereh Oilfield Services Group Co. Ltd., Class A*	17,500	42,122

		451,084

Financials — 0.3%
Shaanxi International Trust Co. Ltd., Class A	47,100	33,487
Xishui Strong Year Co. Ltd. Inner Mongolia, Class A*	12,100	33,211

		66,698

Health Care — 12.4%
Beijing SL Pharmaceutical Co. Ltd., Class A	15,000	56,923
Beijing Tiantan Biological Products Corp. Ltd., Class A*	9,800	67,586
Changchun High & New Technology Industries, Inc., Class A	5,100	86,571
China Animal Husbandry Industry Co. Ltd., Class A	8,200	23,065
China National Accord Medicines Corp. Ltd., Class A*	5,400	59,989
China National Medicines Corp. Ltd., Class A	10,600	54,906
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	13,000	49,218
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	14,400	63,263
Chongqing Zhifei Biological Products Co. Ltd., Class A	17,500	48,214
Da An Gene Co. Ltd. of Sun Yat-Sen University, Class A	18,462	53,653
Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A*	17,000	29,386
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	31,050	44,290

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2017

	Number of Shares	Value
Health Care (Continued)
Guizhou Yibai Pharmaceutical Co. Ltd., Class A	23,300	$51,113
Hainan Haiyao Co. Ltd., Class A*	29,400	58,746
Harbin Gloria Pharmaceuticals Co. Ltd., Class A	32,350	32,680
Harbin Pharmaceutical Group Co. Ltd., Class A	55,820	44,648
HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	6,200	14,942
Humanwell Healthcare Group Co. Ltd., Class A	33,900	97,313
Hybio Pharmaceutical Co. Ltd., Class A	16,400	36,049
Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	15,948	36,450
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	18,285	60,614
Jiangzhong Pharmaceutical Co. Ltd., Class A	6,906	34,228
Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A*	18,700	18,087
Jinling Pharmaceutical Co. Ltd., Class A	11,500	18,124
Jinyu Bio-Technology Co. Ltd., Class A	23,300	114,029
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	28,200	34,878
KPC Pharmaceuticals, Inc., Class A	19,498	31,364
Livzon Pharmaceutical Group, Inc., Class A	4,940	45,272
Mayinglong Pharmaceutical Group Co. Ltd., Class A	10,700	32,649
Pengqi Technology Development Co. Ltd., Class A	38,500	62,445
Realcan Pharmaceutical Co. Ltd., Class A	16,330	37,008
Shanghai Kaibao Pharmaceutical Co. Ltd., Class A*	24,804	26,379
Shanghai Kehua Bio-Engineering Co. Ltd., Class A	15,000	39,660
Shenzhen Hepalink Pharmaceutical Co. Ltd., Class A	13,600	40,835
Shenzhen Neptunus Bioengineering Co. Ltd., Class A*	58,150	51,163
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	18,100	44,183
Shinva Medical Instrument Co. Ltd., Class A	11,969	30,281
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	31,500	70,454
Sichuan Languang Development Co. Ltd., Class A	31,300	37,692
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	87,900	57,027
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	10,462	25,275
Winning Health Technology Group Co. Ltd., Class A	39,919	45,411
Xiangxue Pharmaceutical Co. Ltd., Class A	17,710	26,311
Yabao Pharmaceutical Group Co. Ltd., Class A	21,080	23,418
Yifan Pharmaceutical Co. Ltd., Class A	20,000	42,748

	Number of Shares	Value
Health Care (Continued)
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A*	11,300	$89,480
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	46,040	45,418
Zhejiang Dian Diagnostics Co. Ltd., Class A*	12,440	53,584
Zhejiang Hisun Pharmaceutical Co. Ltd., Class A*	21,200	33,663
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	23,483	69,880
Zhejiang Medicine Co. Ltd., Class A	21,000	28,928
Zhejiang NHU Co. Ltd., Class A	20,400	53,605
Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	19,950	22,370
Zhongyuan Union Cell & Gene Engineering Corp. Ltd., Class A*	11,600	36,598
Zhuhai Hokai Medical Instruments Co. Ltd., Class A	19,640	38,080

		2,530,146

Industrials — 23.2%
Anhui Wanjiang Logistics Group Co. Ltd., Class A*	57,200	36,432
Avic Aviation High-Technology Co. Ltd., Class A*	15,300	20,759
AVIC Electromechanical Systems Co. Ltd., Class A	35,078	53,409
Avic Heavy Machinery Co. Ltd., Class A	16,500	32,090
Beijing New Building Materials PLC, Class A	33,600	67,238
Beijing Shouhang Resources Saving Co. Ltd., Class A*	43,355	52,723
Beijing SPC Environment Protection Tech Co. Ltd., Class A	23,600	62,922
Beijing Watertek Information Technology Co. Ltd., Class A	20,900	57,860
Camel Group Co. Ltd., Class A	15,100	30,217
CCS Supply Chain Management Co. Ltd., Class A	11,173	20,902
Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	46,600	32,649
Changyuan Group Ltd., Class A	50,040	91,909
Chengdu Huaze Cobalt & Nickel Material Co. Ltd., Class A*	11,200	23,998
China Aerospace Times Electronics Co. Ltd., Class A*	30,800	67,018
China CAMC Engineering Co. Ltd., Class A	13,568	48,896
China Meheco Co. Ltd., Class A*	19,700	73,183
China Railway Hi-tech Industry Co. Ltd., Class A	33,000	69,654
China Railway Tielong Container Logistics Co. Ltd., Class A	32,500	39,812
Citic Offshore Helicopter Co. Ltd., Class A	16,301	25,708
CMST Development Co. Ltd., Class A	40,200	46,326
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	49,900	46,122
COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	32,500	28,980

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2017

	Number of Shares	Value
Industrials (Continued)
Dalian Port PDA Co. Ltd., Class A	113,220	$47,963
Dazhong Transportation Group Co. Ltd., Class A	44,450	34,895
Dongjiang Environmental Co. Ltd., Class A	17,500	43,963
Fangda Carbon New Material Co. Ltd., Class A*	37,700	59,695
Far East Smarter Energy Co. Ltd., Class A*	24,300	24,836
Foshan Electrical and Lighting Co. Ltd., Class A*	22,540	31,183
Fujian Longking Co. Ltd., Class A	31,200	66,825
Galaxy Biomedical Investment Co. Ltd., Class A*	24,100	41,052
Gem-Year Industrial Co. Ltd., Class A*	18,300	22,390
Guangxi Liugong Machinery Co. Ltd., Class A	28,800	33,658
Guangzhou Guangri Stock Co. Ltd., Class A	15,900	28,073
Guizhou Changzheng Tiancheng Holding Co. Ltd., Class A*	19,200	17,319
Guizhou Space Appliance Co. Ltd., Class A	12,070	45,097
Guosheng Financial Holding, Inc., Class A	8,320	16,921
Harbin Boshi Automation Co. Ltd., Class A*	9,870	17,047
Hefei Meiya Optoelectronic Technology, Inc., Class A*	9,800	28,030
Henan Pinggao Electric Co. Ltd., Class A*	24,700	49,940
Henan Senyuan Electric Co. Ltd., Class A	13,600	34,298
Hunan Corun New Energy Co. Ltd., Class A*	35,647	48,313
Inner Mongolia First Machinery Group Co. Ltd., Class A*	25,400	45,486
Jangho Group Co. Ltd., Class A	16,800	27,671
Jiangsu Nonghua Intelligent Agriculture Technology Co. Ltd., Class A	43,100	45,646
Jiangsu Yueda Investment Co. Ltd., Class A	26,000	27,844
Jiangsu Zhongli Group Co. Ltd., Class A	11,600	20,997
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	40,800	39,826
Jiangsu Zhongtian Technology Co. Ltd., Class A	69,450	115,421
Jiangsu Zongyi Co. Ltd., Class A*	27,700	29,378
Jiangxi Hongdu Aviation Industry Co. Ltd., Class A	15,900	35,586
Jiangxi Special Electric Motor Co. Ltd., Class A*	37,500	48,047
Jinlong Machinery & Electronics Co. Ltd., Class A*	12,100	24,913
Keda Clean Energy Co. Ltd., Class A	41,200	46,136
Lanzhou LS Heavy Equipment Co. Ltd., Class A	11,600	23,505
Meidu Energy Corp., Class A	50,590	31,997
Mesnac Co. Ltd., Class A	23,200	28,213
Minmetals Development Co. Ltd., Class A*	15,800	28,178
Montnets Rongxin Technology Group Co. Ltd., Class A*	15,800	26,867

	Number of Shares	Value
Industrials (Continued)
North Industries Group Red Arrow Co. Ltd., Class A*	21,047	$38,158
North Navigation Control Technology Co. Ltd., Class A	27,100	55,073
Orient Group, Inc., Class A*	52,300	49,269
Palm Eco-Town Development Co. Ltd., Class A	30,150	52,474
Pubang Landscape Architecture Co. Ltd., Class A	30,219	26,230
Qingdao Hanhe Cable Co. Ltd., Class A	50,600	27,282
Qingdao TGOOD Electric Co. Ltd., Class A*	14,500	34,987
Rizhao Port Co. Ltd., Class A*	65,600	41,685
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	14,500	45,812
Shanghai Lansheng Corp., Class A	7,700	20,826
Shanghai Lingang Holdings Corp. Ltd., Class A*	11,900	31,569
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	11,500	34,068
Shanghai Pudong Road & Bridge Construction Co. Ltd., Class A	19,699	30,608
Shanghai Zhixin Electric Co. Ltd., Class A	24,760	28,203
Shantui Construction Machinery Co. Ltd., Class A*	36,200	28,419
Shenwu Environmental Technology Co. Ltd., Class A*	22,804	101,660
Shenzhen Airport Co. Ltd., Class A	37,300	51,934
Shenzhen Desay Battery Technology Co., Class A	4,800	35,791
Shenzhen Glory Medical Co. Ltd., Class A*	8,518	20,831
Shenzhen Grandland Group Co. Ltd., Class A	22,100	25,828
Shenzhen Hifuture Electric Co. Ltd., Class A*	30,200	74,107
Shenzhen Hongtao Decoration Co. Ltd., Class A	30,860	28,843
Shenzhen Tagen Group Co. Ltd., Class A	22,020	35,226
Shuangliang Eco-Energy Systems Co. Ltd., Class A	29,800	25,513
Sichuan Road & Bridge Co. Ltd., Class A	64,400	37,870
Sieyuan Electric Co. Ltd., Class A*	19,380	48,255
Sinochem International Corp., Class A	38,200	52,339
Sinoma International Engineering Co., Class A*	38,650	52,612
Sinotrans Air Transportation Development Co. Ltd., Class A	12,800	32,421
SPIC Yuanda Environmental-Protection Co. Ltd., Class A	14,322	25,011
Sufa Technology Industry Co. Ltd. CNNC, Class A	11,620	34,854
Sungrow Power Supply Co. Ltd., Class A	25,100	36,249
Suzhou Anjie Technology Co. Ltd., Class A	11,250	55,061
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	15,500	56,777
Taihai Manoir Nuclear Equipment Co. Ltd., Class A	9,700	59,785

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2017

	Number of Shares	Value
Industrials (Continued)
Taiyuan Heavy Industry Co. Ltd., Class A*	64,400	$34,340
TangShan Port Group Co. Ltd., Class A	85,780	69,247
Tianjin Benefo Tejing Electric Co. Ltd., Class A	8,900	12,877
Tianjin Capital Environmental Protection Group Co. Ltd., Class A	16,600	48,488
Tianjin Port Co. Ltd., Class A	31,200	58,738
Tianjin Teda Co. Ltd., Class A	37,800	31,522
Tianjin Tianhai Investment Co. Ltd., Class A*	47,100	41,371
Tianma Bearing Group Co. Ltd., Class A*	21,000	29,234
Wolong Electric Group Co. Ltd., Class A	24,365	25,408
Xiamen ITG Group Corp. Ltd., Class A	42,548	53,065
Xiangtan Electric Manufacturing Co. Ltd., Class A*	21,300	37,828
Xingyuan Environment Technology Co. Ltd., Class A	9,600	70,885
Xinjiang Machinery Research Institute Co. Ltd., Class A	27,100	60,613
Xinjiang Urban Construction Group Co. Ltd., Class A	19,600	31,645
XJ Electric Co. Ltd., Class A	22,300	53,345
Zhefu Holding Group Co. Ltd., Class A	50,600	36,500
Zhejiang Dun’An Artificial Environment Co. Ltd., Class A*	21,000	39,908
Zhejiang Kaishan Compressor Co. Ltd., Class A	13,200	35,995
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	27,280	53,136
Zhejiang Wanma Co. Ltd., Class A	20,762	30,538
Zhejiang Weiming Environment Protection Co. Ltd., Class A	4,950	15,412
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	33,300	35,059
Zhongshan Broad Ocean Motor Co. Ltd., Class A	13,000	12,170

		4,718,970

Information Technology — 15.4%
Accelink Technologies Co. Ltd., Class A	11,100	35,629
Addsino Co. Ltd., Class A	37,700	54,669
AVIC Jonhon OptronicTechnology Co. Ltd., Class A	14,313	58,896
Beijing Dahao Technology Corp. Ltd., Class A	2,000	7,643
Beijing Jingyuntong Technology Co. Ltd., Class A	23,200	15,979
Beijing Lanxum Technology Co. Ltd., Class A*	15,800	30,682
Beijing Orient National Communication Science & Technology Co. Ltd., Class A*	11,700	33,239
Beijing Philisense Technology Co. Ltd., Class A	26,100	34,446
Beijing Teamsun Technology Co. Ltd., Class A	32,260	41,811
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	31,100	59,057

	Number of Shares	Value
Information Technology (Continued)
Bluedon Information Security Technology Co. Ltd., Class A	17,000	$26,868
Bright Oceans Inter-Telecom Corp., Class A	16,100	25,907
China Greatwall Technology Group Co. Ltd., Class A*	75,319	93,044
China National Software & Service Co. Ltd., Class A	10,800	31,147
China TransInfo Technology Co. Ltd., Class A*	20,100	43,021
China Wafer Level CSP Co. Ltd., Class A	3,900	16,238
Dalian Zeus Entertainment Group Co. Ltd., Class A	10,080	30,907
Datang Telecom Technology Co. Ltd., Class A*	22,500	44,659
Dawning Information Industry Co. Ltd., Class A	11,900	51,240
Eastern Communications Co. Ltd., Class A	17,992	18,122
EGing Photovoltaic Technology Co. Ltd., Class A*	31,020	25,317
Focus Technology Co. Ltd., Class A	4,000	14,931
Founder Technology Group Corp., Class A	80,400	43,230
Fujian Newland Computer Co. Ltd., Class A	24,040	70,861
Fujian Star-net Communication Co. Ltd., Class A	12,200	30,398
GCI Science & Technology Co. Ltd., Class A	11,200	37,360
Glodon Co. Ltd., Class A	24,700	63,257
Guangdong Ellington Electronics Technology Co. Ltd., Class A*	3,700	15,976
Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	22,900	27,679
Guomai Technologies, Inc., Class A*	14,900	18,583
Hangzhou First Applied Material Co. Ltd., Class A	2,900	13,531
Hangzhou Shunwang Technology Co. Ltd., Class A*	14,900	58,111
Hangzhou Silan Microelectronics Co. Ltd., Class A	27,080	24,374
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	31,000	31,316
Hengtong Optic-electric Co. Ltd., Class A	32,800	116,650
Holitech Technology Co. Ltd., Class A	35,800	46,293
Huagong Tech Co. Ltd., Class A	22,900	45,792
Invengo Information Technology Co. Ltd., Class A*	18,900	21,836
Jiangsu Changjiang Electronics Technology Co. Ltd., Class A	39,000	86,651
Julong Co. Ltd., Class A	10,395	25,313
Leyard Optoelectronic Co. Ltd., Class A	30,600	80,226
LONGi Green Energy Technology Co. Ltd., Class A	44,900	98,363
MLS Co. Ltd., Class A*	3,200	14,755
Nanjing Doron Technology Co. Ltd., Class A*	2,200	13,142

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2017

	Number of Shares	Value
Information Technology (Continued)
Nanjing Huadong Electronics Information & Technology Co. Ltd., Class A*	106,600	$44,054
NAURA Technology Group Co. Ltd., Class A	7,200	24,572
Ningbo Yunsheng Group Co. Ltd., Class A*	13,900	35,166
North Electro-Optic Co. Ltd., Class A*	5,700	15,543
Shanghai Aerospace Automobile Electromechanical Co., Class A*	32,100	35,280
Shanghai Belling Co. Ltd., Class A	20,300	29,136
Shanghai East China Computer Co. Ltd., Class A	7,980	25,331
Shengyi Technology Co. Ltd., Class A	25,600	42,659
Shenzhen Aisidi Co. Ltd., Class A*	11,300	16,487
Shenzhen Everwin Precision Technology Co. Ltd., Class A	20,180	83,486
Shenzhen Kaifa Technology Co. Ltd., Class A	26,000	32,542
Shenzhen Laibao Hi-tech Co. Ltd., Class A*	20,700	29,527
Shenzhen Sunway Communication Co. Ltd., Class A*	25,400	133,486
Shenzhen Tat Fook Technology Co. Ltd., Class A	14,140	48,004
Sinodata Co. Ltd., Class A	7,300	30,622
Skyworth Digital Co. Ltd., Class A	18,800	30,520
Taiji Computer Corp. Ltd., Class A	7,800	31,460
Talkweb Information System Co. Ltd., Class A*	24,400	41,599
Tatwah Smartech Co. Ltd., Class A*	15,900	34,997
Telling Telecommunication Holding Co. Ltd., Class A*	21,500	32,165
Tianma Microelectronics Co. Ltd., Class A	20,900	51,204
Tongding Interconnection Information Co. Ltd., Class A*	28,700	53,776
United Electronics Co. Ltd., Class A	9,900	34,403
Universal Scientific Industrial Shanghai Co. Ltd., Class A	23,800	47,556
Venustech Group, Inc., Class A	22,100	59,447
Vtron Group Co. Ltd., Class A	18,500	33,431
Westone Information Industry, Inc., Class A	9,300	39,081
Wuhan Fingu Electronic Technology Co. Ltd., Class A*	8,200	10,931
Wuhan Guide Infrared Co. Ltd., Class A	7,000	18,000
Wuhu Token Science Co. Ltd., Class A	38,400	79,852
WUS Printed Circuit Kunshan Co. Ltd., Class A	42,740	27,222
Xiamen Faratronic Co. Ltd., Class A	5,200	32,296
YGSOFT, Inc., Class A	17,907	27,134
Zhejiang Crystal-Optech Co. Ltd., Class A	19,450	58,138

		3,146,256

Materials — 16.3%
Advanced Technology & Materials Co. Ltd., Class A*	18,104	21,909
Befar Group Co. Ltd., Class A	29,400	27,653

	Number of Shares	Value
Materials (Continued)
Beijing Lier High-temperature Materials Co. Ltd., Class A	23,300	$21,467
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	19,408	94,378
Beijing Shougang Co. Ltd., Class A*	57,900	57,204
Bengang Steel Plates Co. Ltd., Class A*	10,900	7,669
CEFC Anhui International Holding Co. Ltd., Class A*	33,400	32,850
China Jushi Co. Ltd., Class A	42,768	62,715
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd., Class A	43,300	43,036
Chongqing Iron & Steel Co. Ltd., Class A*	82,300	27,672
Cofco Biochemical Co. Ltd., Class A*	35,285	53,206
CSG Holding Co. Ltd., Class A*	33,500	44,063
Do-Fluoride Chemicals Co. Ltd., Class A	18,900	54,702
Elion Clean Energy Co. Ltd., Class A	30,700	32,458
FSPG Hi-Tech Co. Ltd., Class A	28,350	30,109
Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A*	114,300	46,728
Gansu Qilianshan Cement Group Co. Ltd., Class A	24,100	26,416
GEM Co. Ltd., Class A	96,853	73,739
Guangdong Guanhao High-Tech Co. Ltd., Class A	29,045	23,619
Guangdong HEC Technology Holding Co. Ltd., Class A*	82,905	83,787
Guangdong Tapai Group Co. Ltd., Class A	14,100	25,020
Hengyi Petrochemical Co. Ltd., Class A	17,700	36,783
Hongda Xingye Co. Ltd., Class A	35,578	39,050
Huapont Life Sciences Co. Ltd., Class A	52,150	61,178
Huaxin Cement Co. Ltd., Class A	18,580	22,430
Hubei Kaile Science & Technology Co. Ltd., Class A	17,300	57,528
Hubei Xingfa Chemicals Group Co. Ltd., Class A*	12,100	21,293
Hunan Gold Corp. Ltd., Class A*	26,100	35,258
Inner Mongolia Xingye Mining Co. Ltd., Class A*	21,100	24,534
Jiangsu Wuzhong Industrial Co., Class A*	18,400	35,022
Jiangsu Yabang Dyestuff Co. Ltd., Class A	13,100	32,870
Jiangxi Ganfeng Lithium Co. Ltd., Class A	19,800	122,034
Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	30,600	35,127
Jilin Yatai Group Co. Ltd., Class A*	66,400	50,258
Juli Sling Co. Ltd., Class A*	25,700	44,539
Kingfa Sci & Tech Co. Ltd., Class A	61,800	51,170
Lianhe Chemical Technology Co. Ltd., Class A*	20,759	42,156
Luxi Chemical Group Co. Ltd., Class A*	36,400	33,159
Maanshan Iron & Steel Co. Ltd., Class A*	112,300	53,894
Nanjing Iron & Steel Co. Ltd., Class A*	72,500	34,149
Ningbo Shanshan Co. Ltd., Class A	20,000	40,615
Org Packaging Co. Ltd., Class A*	51,650	49,728
Rising Nonferrous Metals Share Co. Ltd., Class A*	5,700	31,644

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2017

	Number of Shares	Value
Materials (Continued)
Shaanxi Ligeance Mineral Resources Co. Ltd., Class A*	16,900	$50,866
Shandong Chenming Paper Holdings Ltd., Class A	33,500	57,312
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	32,010	64,909
Shandong Iron and Steel Co. Ltd., Class A*	123,100	47,408
Shandong Jinjing Science & Technology Co. Ltd., Class A*	37,200	23,638
Shandong Nanshan Aluminum Co. Ltd., Class A	209,050	99,088
Shandong Sinobioway Biomedicine Co. Ltd., Class A	9,500	30,972
Shandong Sun Paper Industry JSC Ltd., Class A	47,700	47,056
Shanghai Chlor-Alkali Chemical Co. Ltd., Class A*	8,900	12,366
Shanxi Taigang Stainless Steel Co. Ltd., Class A*	83,200	49,788
Shenghe Resources Holding Co. Ltd., Class A*	20,200	36,024
Shenzhen Jinjia Group Co. Ltd., Class A	33,600	46,186
Sichuan Hebang Biotechnology Co. Ltd., Class A	43,900	31,927
Stanley Agricultural Group Co. Ltd., Class A*	17,900	19,965
Tangshan Jidong Cement Co. Ltd., Class A*	24,700	62,526
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	34,800	44,330
Tibet Mineral Development Co., Class A*	15,300	30,096
Tibet Summit Industry Co. Ltd., Class A*	4,700	22,800
Tongkun Group Co. Ltd., Class A	13,500	24,976
Western Mining Co. Ltd., Class A	71,100	70,771
Xinjiang Qingsong Building Materials and Chemicals Group Co. Ltd., Class A*	30,300	14,676
Xinjiang Tianshan Cement Co. Ltd., Class A	23,600	38,977
Xinjiang Zhongtai Chemical Co. Ltd., Class A	47,100	76,254
Yintai Resources Co. Ltd., Class A*	23,600	42,472
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	63,000	54,777
Yunnan Copper Co. Ltd., Class A*	31,000	52,576
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd., Class A*	16,800	25,084
Yunnan Tin Co. Ltd., Class A*	26,900	45,543
Zhejiang Huafeng Spandex Co. Ltd., Class A	38,200	27,442
Zhejiang Juhua Co. Ltd., Class A*	31,100	52,561
Zhejiang Runtu Co. Ltd., Class A	17,600	38,322
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	19,200	20,960
Zhongfu Straits Pingtan Development Co. Ltd., Class A*	42,300	32,017

	Number of Shares	Value
Materials (Continued)
Zhuzhou Times New Material Technology Co. Ltd., Class A	14,500	$23,131
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	32,315	47,866

		3,310,481

Real Estate — 7.3%
Beijing Centergate Technologies Holding Co. Ltd., Class A*	20,700	24,958
Beijing Homyear Capital Holdings Co. Ltd., Class A	36,400	47,932
Beijing Urban Construction Investment & Development Co. Ltd., Class A	34,500	73,076
China Sports Industry Group Co. Ltd., Class A	25,501	56,067
Chongqing Dima Industry Co. Ltd., Class A	54,600	44,966
Cinda Real Estate Co. Ltd., Class A	29,500	25,951
Citychamp Dartong Co. Ltd., Class A	39,600	37,481
COFCO Property Group Co. Ltd., Class A	40,000	42,955
Deluxe Family Co. Ltd., Class A	58,700	51,995
Greattown Holdings Ltd., Class A*	42,300	48,997
Guangdong Highsun Group Co. Ltd., Class A*	42,770	23,123
Haining China Leather Market Co. Ltd., Class A	18,100	22,172
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A*	35,500	34,810
HNA Investment Group Co. Ltd., Class A	41,900	27,928
Huafa Industrial Co. Ltd. Zhuhai, Class A	25,800	58,126
Huayuan Property Co. Ltd., Class A	36,830	23,894
Hubei Fuxing Science And Technology Co. Ltd., Class A	20,100	35,876
Jinke Properties Group Co. Ltd., Class A	142,300	146,648
Kunwu Jiuding Investment Holdings Co. Ltd., Class A	4,900	23,995
Macrolink Culturaltainment Development Co. Ltd., Class A	27,700	29,911
Myhome Real Estate Development Group Co. Ltd., Class A	93,500	45,011
Nanjing Gaoke Co. Ltd., Class A	19,700	43,741
Rongan Property Co. Ltd., Class A*	25,300	16,676
Shanghai AJ Group Co. Ltd., Class A*	54,580	124,859
Shanghai Industrial Development Co. Ltd., Class A*	21,720	22,842
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	12,300	32,284
Shanghai Shimao Co. Ltd., Class A	42,952	30,729
Shenzhen Huaqiang Industry Co. Ltd., Class A	8,000	38,239
Shenzhen World Union Properties Consultancy, Inc., Class A	29,810	33,470
Shenzhen Zhenye Group Co. Ltd., Class A	34,700	43,123
Shunfa Hengye Corp., Class A	27,942	17,714
Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	27,300	27,821
Tianjin Jinbin Development Co. Ltd., Class A*	47,100	35,092

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2017

	Number of Shares	Value
Real Estate (Continued)
Tibet Urban Development and Investment Co. Ltd., Class A	16,400	$25,458
Zhejiang China Light & Textile Industrial City Group Co. Ltd., Class A	25,940	25,974
Zhonghong Holding Co. Ltd., Class A	131,480	50,635

		1,494,529

Utilities — 2.8%
An Hui Wenergy Co. Ltd., Class A	39,330	32,274
Beijing Water Business Doctor Co. Ltd., Class A	22,100	61,116
CECEP Wind-Power Corp., Class A	30,200	17,446
Chengdu Xingrong Environment Co. Ltd., Class A	65,500	53,555
Chongqing Gas Group Corp. Ltd., Class A	6,700	9,418
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	49,200	41,466
Guangzhou Development Group, Inc., Class A	29,700	32,642
Harbin Hatou Investment Co. Ltd., Class A	11,700	14,176
Heilongjiang Interchina Water Treatment Co. Ltd., Class A*	51,800	38,594

	Number of Shares	Value
Utilities (Continued)
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	106,100	$47,461
Jointo Energy Investment Co. Ltd. Hebei, Class A	27,400	52,193
Kaidi Ecological and Environmental Technology Co. Ltd., Class A*	28,500	42,172
Shanghai Dazhong Public Utilities Group Co. Ltd., Class A*	70,900	55,870
Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd., Class A	18,000	31,088
Zhongshan Public Utilities Group Co. Ltd., Class A	26,260	41,620

		571,091

TOTAL COMMON STOCKS (Cost $20,159,506)		20,177,901

TOTAL INVESTMENTS — 99.0% (Cost $20,159,506)†		$20,177,901
Other assets and liabilities, net — 1.0%		206,640

NET ASSETS — 100.0%		$20,384,541

*	Non-income producing security.
†	The cost for federal income tax purposes was $22,026,042. At May 31, 2017, net unrealized depreciation for all securities based on tax cost was $1,848,141. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,258,753 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,106,894.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$18,735,293	$—	$1,442,608	$20,177,901

TOTAL	$18,735,293	$—	$1,442,608	$20,177,901

(a)	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at May 31, 2016	$1,889,269
Purchases	591,040
Sales	(763,487)
Realized gain (loss)	(70,919)
Change in unrealized gain (loss)	132,002
Transfers into Level 3 (b)	1,060,621
Transfers out of Level 3 (b)	(1,395,918)

Balance at May 31, 2017	1,442,608

Change in unrealized gain (loss) related to investments still held at May 31, 2017	179,606

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

May 31, 2017

(b)	During the year ended May 31, 2017, the amount of transfers between Level 1 and Level 3 was $1,060,621 and between Level 3 and Level 1 was $1,395,918. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 5/31/2017	Valuation Technique	Unobservable Input
Common Stock: Consumer Discretionary	$133,493	Market Approach	Last traded price adjusted for proxy.
Common Stock: Consumer Staples	32,753	Market Approach	Last traded price adjusted for proxy.
Common Stock: Energy	32,311	Market Approach	Last traded price adjusted for proxy.
Common Stock: Health Care	40,835	Market Approach	Last traded price adjusted for proxy.
Common Stock: Industrials	490,508	Market Approach	Last traded price adjusted for proxy.
Common Stock: Information Technology	242,938	Market Approach	Last traded price adjusted for proxy.
Common Stock: Materials	116,245	Market Approach	Last traded price adjusted for proxy.
Common Stock: Real Estate	353,525	Market Approach	Last traded price adjusted for proxy.

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include the last traded price on the Exchange for securities suspended from trading adjusted for proxy (the movement in the applicable sector index) with a range of -11% to 16% with a weighted average range of approximately -0.4%. A significant change between last traded price, adjusted for proxy, and the price of a security once it resumes trading on the securities exchange could result in a material change in the fair value measurement

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All China Equity ETF

May 31, 2017

	Number of Shares	Value
COMMON STOCKS — 59.2%
Consumer Discretionary — 6.3%
Alibaba Pictures Group Ltd.*	29,892	$5,179
ANTA Sports Products Ltd.	1,905	5,635
BAIC Motor Corp. Ltd., Class H, 144A*	2,757	2,689
Belle International Holdings Ltd.	12,456	9,719
Brilliance China Automotive Holdings Ltd.	6,563	12,246
BYD Co. Ltd., Class H	1,835	10,962
China Travel International Investment Hong Kong Ltd.	6,185	1,770
Ctrip.com International Ltd., ADR*	773	42,244
Dongfeng Motor Group Co. Ltd., Class H	6,046	6,812
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	1,027	3,868
Geely Automobile Holdings Ltd.	11,033	18,265
GOME Electrical Appliances Holding Ltd.	25,658	3,326
Great Wall Motor Co. Ltd., Class H	6,583	7,037
Guangzhou Automobile Group Co. Ltd., Class H	4,472	7,507
Haier Electronics Group Co. Ltd.	2,412	6,135
HengTen Networks Group Ltd.*	43,296	683
JD.com, Inc., ADR*	1,397	55,922
Minth Group Ltd.*	1,585	6,448
New Oriental Education & Technology Group, Inc., ADR*	275	19,709
Nexteer Automotive Group Ltd.	2,205	3,367
Shenzhou International Group Holdings Ltd.	1,032	7,065
Skyworth Digital Holdings Ltd.	2,974	1,622
TAL Education Group, ADR	88	10,249
Vipshop Holdings Ltd., ADR*	841	10,403
Yum China Holdings, Inc.*	750	28,808

		287,670

Consumer Staples — 1.2%
China Agri-Industries Holdings Ltd.*	4,427	1,903
China Huishan Dairy Holdings Co. Ltd.	10,480	1
China Mengniu Dairy Co. Ltd.	5,788	11,706
China Resources Beer Holdings Co. Ltd.	3,399	8,576
Hengan International Group Co. Ltd.	1,494	10,478
Sun Art Retail Group Ltd.	5,075	4,689
Tingyi Cayman Islands Holding Corp.	4,152	5,072
Tsingtao Brewery Co. Ltd., Class H	790	3,599
Uni-President China Holdings Ltd.	2,968	2,217
Want Want China Holdings Ltd.	12,169	8,542

		56,783

Energy — 3.3%
China Coal Energy Co. Ltd., Class H*	4,957	2,176
China Oilfield Services Ltd., Class H	3,833	3,320
China Petroleum & Chemical Corp., Class H	55,162	45,234
China Shenhua Energy Co. Ltd., Class H	7,347	17,895
CNOOC Ltd.	37,192	42,478
Kunlun Energy Co. Ltd.*	7,110	6,369
PetroChina Co. Ltd., Class H	44,818	29,850
Yanzhou Coal Mining Co. Ltd., Class H	3,786	2,818

		150,140

	Number of Shares	Value
Financials — 13.6%
Agricultural Bank of China Ltd., Class H	52,708	$25,568
Bank of China Ltd., Class H	166,972	83,567
Bank of Communications Co. Ltd., Class H	13,436	10,414
China Cinda Asset Management Co. Ltd., Class H	16,371	6,198
China CITIC Bank Corp. Ltd., Class H	17,528	10,819
China Construction Bank Corp., Class H	171,750	141,941
China Everbright Bank Co. Ltd., Class H	10,647	5,042
China Everbright Ltd.	1,781	4,000
China Galaxy Securities Co. Ltd., Class H	6,089	5,603
China Huarong Asset Management Co. Ltd., Class H, 144A	13,291	5,407
China International Capital Corp. Ltd., Class H, 144A*	1,566	2,239
China Life Insurance Co. Ltd., Class H	15,094	49,587
China Merchants Bank Co. Ltd., Class H	8,494	25,507
China Minsheng Banking Corp. Ltd., Class H	3,890	3,989
China Pacific Insurance Group Co. Ltd., Class H	5,628	22,534
China Reinsurance Group Corp., Class H	11,510	2,614
China Taiping Insurance Holdings Co. Ltd.*	3,346	8,910
Chongqing Rural Commercial Bank Co. Ltd., Class H	4,122	2,819
CITIC Securities Co. Ltd., Class H	2,466	5,171
Far East Horizon Ltd.	3,706	3,434
GF Securities Co. Ltd., Class H	3,032	6,288
Haitong Securities Co. Ltd., Class H	2,974	4,984
Huatai Securities Co. Ltd., Class H, 144A	2,906	5,721
Industrial & Commercial Bank of China Ltd., Class H	157,083	105,025
New China Life Insurance Co. Ltd., Class H	1,573	8,488
People’s Insurance Co. Group of China Ltd., Class H	14,456	6,233
PICC Property & Casualty Co. Ltd., Class H	9,359	15,613
Ping An Insurance Group Co. of China Ltd., Class H	6,456	41,383
Postal Savings Bank of China Co. Ltd., Class H, 144A*	5,170	3,118

		622,216

Health Care — 1.3%
3SBio, Inc., 144A*	2,101	2,917
Alibaba Health Information Technology Ltd.*	8,738	4,452
China Medical System Holdings Ltd.	2,190	3,884
China Traditional Chinese Medicine Holdings Co. Ltd.	3,833	2,041
CSPC Pharmaceutical Group Ltd.	8,327	12,460
Luye Pharma Group Ltd.	1,902	1,145
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	3,818	2,999
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	674	2,582
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,295	3,747

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All China Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Health Care (Continued)
Sihuan Pharmaceutical Holdings Group Ltd.	8,830	$3,796
Sino Biopharmaceutical Ltd.	8,663	7,726
Sinopharm Group Co. Ltd., Class H	2,480	11,330
Tong Ren Tang Technologies Co. Ltd., Class H	973	1,531

		60,610

Industrials — 3.7%
Air China Ltd., Class H	3,633	3,455
AviChina Industry & Technology Co. Ltd., Class H	4,654	2,861
Beijing Capital International Airport Co. Ltd., Class H	3,521	5,142
Beijing Enterprises Holdings Ltd.	1,072	5,083
CAR, Inc.*	1,768	1,604
China Communications Construction Co. Ltd., Class H	8,921	12,044
China Conch Venture Holdings Ltd.	2,985	5,769
China Eastern Airlines Corp. Ltd., Class H	5,761	3,379
China Everbright International Ltd.	5,245	6,697
China International Marine Containers Group Co. Ltd., Class H	1,088	1,770
China Merchants Port Holdings Co. Ltd.	2,979	8,831
China Railway Construction Corp. Ltd., Class H	5,291	7,265
China Railway Group Ltd., Class H	10,740	8,904
China Southern Airlines Co. Ltd., Class H	4,178	3,195
China State Construction International Holdings Ltd.	3,667	6,362
CITIC Ltd.	10,403	16,501
COSCO SHIPPING Development Co. Ltd., Class H*	11,212	2,417
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	2,220	1,268
COSCO SHIPPING Holdings Co. Ltd., Class H*	5,889	2,675
COSCO SHIPPING Ports Ltd.	3,531	4,122
CRRC Corp. Ltd., Class H	12,790	11,982
Fosun International Ltd.	5,729	8,911
Haitian International Holdings Ltd.	1,460	3,391
Jiangsu Expressway Co. Ltd., Class H	2,861	4,156
Metallurgical Corp. of China Ltd., Class H*	9,315	3,216
Shanghai Electric Group Co. Ltd., Class H*	6,998	3,035
Shanghai Industrial Holdings Ltd.	990	3,094
Shenzhen International Holdings Ltd.	2,254	3,656
Sinopec Engineering Group Co. Ltd., Class H	2,688	2,470
Sinotrans Ltd., Class H	4,911	2,300
Weichai Power Co. Ltd., Class H	1,459	2,367
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	586	890
Zhejiang Expressway Co. Ltd., Class H	2,970	3,484
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,125	5,941

		168,237

	Number of Shares	Value
Information Technology — 20.5%
58.com, Inc., ADR*(a)	183	$7,869
AAC Technologies Holdings, Inc.	1,520	16,271
Alibaba Group Holding Ltd., ADR*	2,308	282,638
Autohome, Inc., ADR*(a)	83	3,517
Baidu, Inc., ADR*	561	104,402
Bitauto Holdings Ltd., ADR*(a)	68	1,791
China Railway Signal & Communication Corp. Ltd., Class H, 144A	3,521	2,548
Fang Holdings Ltd., ADR*(a)	597	2,030
GCL-Poly Energy Holdings Ltd.*	27,795	2,961
Hanergy Thin Film Power Group Ltd.*	56,247	0
Kingboard Chemical Holdings Ltd.	1,254	4,627
Kingsoft Corp. Ltd.	1,598	4,296
Lenovo Group Ltd.	14,876	9,736
Momo, Inc., ADR*	91	3,462
NetEase, Inc., ADR	164	46,704
Semiconductor Manufacturing International Corp.*	5,535	5,832
SINA Corp.*	116	11,364
Sunny Optical Technology Group Co. Ltd.	1,450	11,295
Tencent Holdings Ltd.	11,671	400,793
TravelSky Technology Ltd., Class H	1,884	5,561
Weibo Corp., ADR*	63	4,632
Xinyi Solar Holdings Ltd.*	6,178	1,934
YY, Inc., ADR*	62	3,617
ZTE Corp., Class H	1,245	2,534

		940,414

Materials — 1.0%
Aluminum Corp. of China Ltd., Class H*	7,518	3,502
Anhui Conch Cement Co. Ltd., Class H	2,549	8,456
BBMG Corp., Class H	7,608	3,749
China Hongqiao Group Ltd.	3,127	2,625
China National Building Material Co. Ltd., Class H	5,399	3,000
China Resources Cement Holdings Ltd.	4,399	2,179
China Zhongwang Holdings Ltd.	2,782	1,189
Jiangxi Copper Co. Ltd., Class H	3,138	4,720
Lee & Man Paper Manufacturing Ltd.	3,160	2,745
Nine Dragons Paper Holdings Ltd.	3,254	3,858
Sinopec Shanghai Petrochemical Co. Ltd., Class H	7,201	4,232
Zijin Mining Group Co. Ltd., Class H	10,181	3,345

		43,600

Real Estate — 2.6%
Agile Group Holdings Ltd.	3,161	3,002
China Evergrande Group	8,175	14,666
China Jinmao Holdings Group Ltd.	8,392	2,746
China Overseas Land & Investment Ltd.	8,114	24,366
China Resources Land Ltd.	5,957	17,506
China Vanke Co. Ltd., Class H	1,254	3,331
Country Garden Holdings Co. Ltd.	12,184	14,400
Fullshare Holdings Ltd.*(a)	15,007	6,124
Guangzhou R&F Properties Co. Ltd., Class H	1,583	2,560
KWG Property Holding Ltd.	1,871	1,481

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All China Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Real Estate (Continued)
Longfor Properties Co. Ltd.	3,251	$6,617
Shenzhen Investment Ltd.	6,649	3,174
Shimao Property Holdings Ltd.	2,333	3,982
Shui On Land Ltd.	10,422	2,528
Sino-Ocean Group Holding Ltd.	6,819	3,439
SOHO China Ltd.*	5,263	2,634
Sunac China Holdings Ltd.	3,743	6,081
Yuexiu Property Co. Ltd.	13,011	2,271

		120,908

Telecommunication Services — 3.9%
China Communications Services Corp. Ltd., Class H	4,672	2,776
China Mobile Ltd.	12,774	141,716
China Telecom Corp. Ltd., Class H	29,367	14,585
China Unicom Hong Kong Ltd.*	12,754	18,298

		177,375

Utilities — 1.8%
Beijing Enterprises Water Group Ltd.*	9,552	7,649
CGN Power Co. Ltd., Class H, 144A	25,047	7,425
China Gas Holdings Ltd.	4,165	6,350
China Longyuan Power Group Corp. Ltd., Class H	6,872	5,177
China Power International Development Ltd.	7,487	2,854
China Resources Gas Group Ltd.	2,035	6,242
China Resources Power Holdings Co. Ltd.	4,231	8,731
Datang International Power Generation Co. Ltd., Class H	7,460	2,728
ENN Energy Holdings Ltd.	1,636	8,608

	Number of Shares	Value
Utilities (Continued)
Guangdong Investment Ltd.	6,612	$9,537
Huadian Power International Corp. Ltd., Class H	7,081	3,353
Huaneng Power International, Inc., Class H	11,992	9,572
Huaneng Renewables Corp. Ltd., Class H	8,697	2,879
Towngas China Co. Ltd.*	3,270	2,031

		83,136

TOTAL COMMON STOCKS (Cost $2,649,548)		2,711,089

EXCHANGE-TRADED FUNDS — 40.6%
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (a)(b)	60,677	1,561,826
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF*(b)	9,529	297,019

TOTAL EXCHANGE-TRADED FUNDS (Cost $3,047,293)		1,858,845

SECURITIES LENDING COLLATERAL — 33.3%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.74% (c)(d) (Cost $1,524,297)	1,524,297	1,524,297

TOTAL INVESTMENTS — 133.1% (Cost $7,221,138)†		$6,094,231
Other assets and liabilities, net — (33.1%)		(1,513,559)

NET ASSETS — 100.0%		$4,580,672

*	Non-income producing security.
†	The cost for federal income tax purposes was $7,367,702. At May 31, 2017, net unrealized depreciation for all securities based on tax cost was $1,273,471. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $405,209 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,678,680.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2017 amounted to $1,494,735, which is 32.6% of net assets.
(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All China Equity ETF (Continued)

May 31, 2017

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$2,692,192	$—	$18,897	$2,711,089
Exchange-Traded Funds	1,858,845	—	—	1,858,845
Short-Term Investments	1,524,297	—	—	1,524,297

TOTAL	$6,075,334	$—	$18,897	$6,094,231

(e)	See Schedule of Investments for additional detailed categorizations.

During the year ended May 31, 2017, the amount of transfers between Level 1 and Level 3 was $35,291. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.	36

This Page is Intentionally Left Blank

37

DBX ETF Trust

Statements of Assets and Liabilities

May 31, 2017

	Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	Deutsche X-trackers MSCI All China Equity ETF
Assets
Investments in non-affiliated securities at value	$—	$364,794,556	$20,177,901	$2,711,089
Investment in affiliated securities at value (See Note 4)	2,932,996	—	—	1,858,845
Investment in Deutsche Government & Agency Securities Portfolio*	1,314,136	—	—	1,524,297
Cash	1,926	6,271,101	922	917
Foreign currency at value	—	1,056,062 †	216,760 †	4,496
Unrealized appreciation on forward foreign currency exchange contracts	4,916	—	—	—
Receivables:
Investment securities sold	63,824	—	—	—
Capital shares	—	24,842	—	—
Dividends	—	—	265	5,122
Securities lending income	1,544	—	—	1,555

Total Assets	$4,319,342	$372,146,561	$20,395,848	$6,106,321

Liabilities
Payable upon return of securities loaned	$1,314,136	$—	$—	$1,524,297
Unrealized depreciation on forward foreign currency exchange contracts	76,083	—	—	—
Payables:
Capital shares	—	4,947,816	—	—
Investment advisory fees	117	204,800	11,307	1,352

Total Liabilities	1,390,336	5,152,616	11,307	1,525,649

Net Assets, at value	$2,929,006	$366,993,945	$20,384,541	$4,580,672

Net Assets Consist of
Paid-in capital	$3,190,478	$362,979,783	$33,338,294	$7,308,403
Distributions in excess of net investment income	—	(318,213)	(66,057)	—
Undistributed net investment income	6,696	—	—	29,711
Accumulated net realized gain (loss) on investments and foreign currency transactions	(261,836)	(69,716,977)	(12,911,302)	(1,630,539)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(6,332)	74,049,352	23,606	(1,126,903)

Net Assets, at value	$2,929,006	$366,993,945	$20,384,541	$4,580,672

Number of Common Shares outstanding	150,001	14,200,001	650,001	150,001

Net Asset Value	$19.53	$25.84	$31.36	$30.54

Investments in non-affiliated securities at cost	$—	$290,774,999	$20,159,506	$2,649,548

Investments in affiliated securities at cost	$2,868,161	$—	$—	$3,047,293

Value of securities loaned	$1,291,170	$—	$—	$1,494,735

Investment in Deutsche Government & Agency Securities Portfolio*	$1,314,136	$—	$—	$1,524,297

Foreign currency at cost	$—	$1,026,266	$211,553	$4,500

*	Represents collateral on securities loaned.
†	Included in foreign currency at value is $274 and $5,551, respectively, which represents foreign investor minimum settlement reserve funds required by China Securities Depository and Clearing Corporation Limited.

See Notes to Financial Statements.	38

DBX ETF Trust

Statements of Operations

For the Year Ended May 31, 2017

	Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	Deutsche X-trackers MSCI All China Equity ETF
Investment Income
Unaffiliated interest income	$—	$11,117	$793	$—
Unaffiliated dividend income*	—	8,049,179	141,864	81,086
Income distributions from affiliated funds	15,517	—	—	11,238
Securities lending income, net of borrower rebates	19,246	—	—	70,922

Total Investment Income	34,763	8,060,296	142,657	163,246

Expenses
Investment advisory fees	17,216	2,845,116	164,532	28,455
Other expense	20	—	—	172

Total Expenses	17,236	2,845,116	164,532	28,627

Less fees waived (See Note 3):
Waiver	(16,010)	—	—	(12,214)

Net Expenses	1,226	2,845,116	164,532	16,413

Net Investment income (loss)	33,537	5,215,180	(21,875)	146,833

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	—	(1,505,640)	(975,413)	(119,371)
Investments in affiliates	(242,807)	—	—	(171,226)
In-kind redemptions	—	—	—	(169,893)
In-kind redemptions in affiliates	—	—	—	(397,096)
Foreign currency transactions	58,992	(754,279)	(51,881)	167
Payments by Affiliates (see note 9)	9,674	—	—	—

Net realized gain (loss)	(174,141)	(2,259,919)	(1,027,294)	(857,419)
Net change in unrealized appreciation (depreciation) on:
Investments	384,717	25,999,167	(254,025)	1,497,029
Foreign currency translations	(102,195)	29,471	5,578	19

Net change in unrealized appreciation (depreciation)	282,522	26,028,638	(248,447)	1,497,048

Net realized and unrealized gain (loss) on investments and foreign currency transactions	108,381	23,768,719	(1,275,741)	639,629

Net Increase (Decrease) in Net Assets Resulting from Operations	$141,918	$28,983,899	$(1,297,616)	$786,462

* Unaffiliated foreign tax withheld	$—	$931,339	$17,567	$6,950

See Notes to Financial Statements.	39

DBX ETF Trust

Statements of Changes in Net Assets

	Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF		Deutsche X-trackers Harvest CSI 300 China A-Shares ETF
	Year Ended May 31, 2017	For the Period October 20, 2015(1) to May 31, 2016	Year Ended May 31, 2017	Year Ended May 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$33,537	$36,161	$5,215,180	$6,777,935
Net realized gain (loss)	(174,141)	278,298	(2,259,919)	219,304,333
Net change in unrealized appreciation (depreciation)	282,522	(288,854)	26,028,638	(544,424,732)

Net increase (decrease) in net assets resulting from operations	141,918	25,605	28,983,899	(318,342,464)

Distributions to Shareholders from
Net investment income	(281,686)	(37,029)	(2,914,310)	(3,938,040)
Net realized gains	(84,778)	—	—	(97,209,728)

Total distributions	(366,464)	(37,029)	(2,914,310)	(101,147,768)

Fund Shares Transactions
Proceeds from shares sold	967,594	3,505,824	237,085,355	758,999,152
Value of shares redeemed	—	(1,308,467)	(222,628,824)	(1,423,452,453)
Payments by Affiliates (See Note 9)	—	—	—	14,225

Net increase (decrease) in net assets resulting from fund share transactions	967,594	2,197,357	14,456,531	(664,439,076)

Total net increase (decrease) in Net Assets	743,048	2,185,933	40,526,120	(1,083,929,308)

Net Assets
Beginning of period	2,185,958	25	326,467,825	1,410,397,133

End of period	$2,929,006	$2,185,958	$366,993,945	$326,467,825

Distributions in excess of net investment income	$—	$—	$(318,213)	$(2,333,186)

Undistributed net investment income	$6,696	$265,176	$—	$—

Changes in Shares Outstanding
Shares outstanding, beginning of period	100,001	1	13,750,001	28,250,001
Shares sold	50,000	150,000	9,600,000	22,750,000
Shares redeemed	—	(50,000)	(9,150,000)	(37,250,000)

Shares outstanding, end of period	150,001	100,001	14,200,001	13,750,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	40

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF		Deutsche X-trackers MSCI All China Equity ETF
	Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 31, 2017	Year Ended May 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(21,875)	$(40,064)	$146,833	$784,789
Net realized gain (loss)	(1,027,294)	(11,329,272)	(857,419)	(1,010,000)
Net change in unrealized appreciation (depreciation)	(248,447)	(25,466,175)	1,497,048	(5,391,113)

Net increase (decrease) in net assets resulting from operations	(1,297,616)	(36,835,511)	786,462	(5,616,324)

Distributions to Shareholders from
Net investment income	—	(134,904)	(448,333)	(1,736,120)
Net realized gains	—	(2,632,219)	—	—

Total distributions	—	(2,767,123)	(448,333)	(1,736,120)

Fund Shares Transactions
Proceeds from shares sold	5,254,292	60,339,888	—	—
Value of shares redeemed	(5,023,771)	(81,058,569)	(2,847,049)	(3,963,691)
Payments by Affiliates (See Note 9)	—	—	—	515

Net increase (decrease) in net assets resulting from fund share transactions	230,521	(20,718,681)	(2,847,049)	(3,963,176)

Total net increase (decrease) in Net Assets	(1,067,095)	(60,321,315)	(2,508,920)	(11,315,620)

Net Assets
Beginning of year	21,451,636	81,772,951	7,089,592	18,405,212

End of year	$20,384,541	$21,451,636	$4,580,672	$7,089,592

Distributions in excess of net investment income	$(66,057)	$(178,422)	$—	$—

Undistributed net investment income	$—	$—	$29,711	$324,953

Changes in Shares Outstanding
Shares outstanding, beginning of year	650,001	1,250,001	250,001	400,001
Shares sold	150,000	1,100,000	—	—
Shares redeemed	(150,000)	(1,700,000)	(100,000)	(150,000)

Shares outstanding, end of year	650,001	650,001	150,001	250,001

See Notes to Financial Statements.	41

DBX ETF Trust

Financial Highlights

Selected Per Share Data

Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF	Year Ended 5/31/2017	Period Ended 5/31/2016(a)
Net Asset Value, beginning of period	$21.86	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.29	0.40
Net realized and unrealized gain (loss)	1.05	(2.80)

Total from investment operations	1.34	(2.40)

Less distributions from:
Net investment income	(2.82)	(0.74)
Net realized gains	(0.85)	—

Total distributions	(3.67)	(0.74)

Net Asset Value, end of period	$19.53	$21.86

Total Return (%)(d)	6.42 (g)	(10.01)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	3	2
Ratio of expenses before fee waiver (%)(e)	0.72	1.25 ***
Ratio of expenses after fee waiver (%)(e)	0.05	0.45 ***
Ratio of net investment income (loss) (%)	1.41	2.92 *
Portfolio turnover rate (%)(f)	6	4 **

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(b)
Selected Per Share Data

Net Asset Value, beginning of period	$23.74	$49.93	$21.98	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.30	0.43	0.09	(0.05)
Net realized and unrealized gain (loss)	1.97	(18.19)	27.96	(2.97)

Total from investment operations	2.27	(17.76)	28.05	(3.02)

Less distributions from:
Net investment income	(0.17)	(0.33)	(0.10)	—
Net realized gains	—	(8.10)	—	—

Total distributions	(0.17)	(8.43)	(0.10)	—

Net Asset Value, end of period	$25.84	$23.74	$49.93	$21.98

Total Return (%)	9.62	(38.10)	127.82	(12.08	)**(d)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	367	326	1,410	153
Ratio of expenses before fee waiver (%)	0.67	0.80	0.80	0.96	*
Ratio of expenses after fee waiver (%)	0.67	0.80	0.80	0.92	*
Ratio of net investment income (loss) (%)	1.24	1.27	0.26	(0.38	)*
Portfolio turnover rate (%)(f)	68	159	58	42	**

(a)	For the period October 20, 2015 (commencement of operations) through May 31, 2016.
(b)	For the period November 6, 2013 (commencement of operations) through May 31, 2014.
(c)	Based on average shares outstanding during the period.
(d)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(e)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(g)	The Fund’s total return includes a reimbursement by the Advisor for a realized loss on a trade executed incorrectly, which otherwise would have reduced total return by 0.41%.
*	Annualized.
**	Not Annualized.
***	Annualized. Includes excise tax expense that is not annualized.

See Notes to Financial Statements.	42

DBX ETF Trust

Financial Highlights (Continued)

Selected Per Share Data

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(a)
Net Asset Value, beginning of period	$33.00	$65.42	$25.70	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	(0.03)	(0.05)	(0.12)	0.02
Net realized and unrealized gain (loss)	(1.61)	(28.91)	40.05	0.68

Total from investment operations	(1.64)	(28.96)	39.93	0.70

Less distributions from:
Net investment income	—	(0.17)	(0.04)	—
Net realized gains	—	(3.29)	(0.17)	—

Total distributions	—	(3.46)	(0.21)	—

Net Asset Value, end of period	$31.36	$33.00	$65.42	$25.70

Total Return (%)	(4.97)	(45.37)	155.99	2.80	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	20	21	82	8
Ratio of expenses (%)	0.67	0.80	0.80	0.80	*
Ratio of net investment income (loss) (%)	(0.09)	(0.11)	(0.30)	2.57	*
Portfolio turnover rate (%)(e)	51	215	131	0	**

Deutsche X-trackers MSCI All China Equity ETF	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(b)
Selected Per Share Data

Net Asset Value, beginning of period	$28.36	$46.01	$25.51	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.91	2.15	0.32	0.06
Net realized and unrealized gain (loss)	4.26	(15.46)	20.58	0.45

Total from investment operations	5.17	(13.31)	20.90	0.51

Less distributions from:
Net investment income	(2.99)	(4.34)	(0.35)	—
Net realized gains	—	—	(0.05)	—

Total distributions	(2.99)	(4.34)	(0.40)	—

Net Asset Value, end of period	$30.54	$28.36	$46.01	$25.51

Total Return (%) (d)	20.03	(29.80)	82.48	2.04	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	5	7	18	5
Ratio of expenses before fee waiver (%)(f)	0.60	0.60	0.60	0.60	*
Ratio of expenses after fee waiver (%)(f)	0.35	0.26	0.26	0.30	*
Ratio of net investment income (loss) (%)	3.10	6.46	0.94	2.73	*
Portfolio turnover rate (%)(e)	7	36	20	2	**

(a)	For the period May 21, 2014 (commencement of operations) through May 31, 2014.
(b)	For the period April 30, 2014 (commencement of operations) through May 31, 2014.
(c)	Based on average shares outstanding during the period.
(d)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(f)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	43

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2017, the Trust consists of thirty-five investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF (ASHX)
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (ASHR)
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)
Deutsche X-trackers MSCI All China Equity ETF (CN)

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The Underlying Index for each Fund is:

Fund	Underlying Index
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF	CSI 300 USD Hedged Index
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	CSI 300 Index
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	CSI 500 Index
Deutsche X-trackers MSCI All China Equity ETF	MSCI China All Shares Index

CSI 300 USD Hedged Index is calculated and maintained by China Securities Index Co., Ltd. It is a modified free-float market capitalization weighted index composed of the largest and most liquid stocks in the China A-Share market. The Underlying Index hedges the currency exposure of the securities in the CSI 300 Index by taking long positions in foreign currency forwards. Constituent stocks for the Underlying Index must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The composition of the Underlying Index is reviewed every six-months.

CSI 300 Index is calculated and maintained by China Securities Index Co., Ltd. It is a modified free-float market capitalization weighted index composed of the largest and most liquid stocks in the China A-Share market. Constituent stocks for the Underlying Index must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The composition of the Underlying Index is reviewed every six-months.

CSI 500 Index is calculated and maintained by China Securities Index Co., Ltd. It is a modified free-float market capitalization weighted index composed of the 500 smallest and most liquid stocks in the China A-Share market. Constituent stocks for the Underlying Index must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The composition of the Underlying Index is reviewed every six-months.

MSCI is the creator of the MSCI China All Shares Index. The MSCI China All Share Index is a rules-based, free-float adjusted market capitalization index comprised of equity securities that are listed in Hong Kong, Shanghai and Shenzhen. The Underlying Index is intended to give investors a means of tracking the overall performance of equity securities that are a representative sample of the entire Chinese investment universe. The Underlying Index is comprised of A-Shares, B-Shares, H-Shares, Red chips and P chips share classes. The Underlying Index is rebalanced on a quarterly basis.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between each Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

44

DBX ETF Trust

Notes to Financial Statements (Continued)

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF are diversified series of the Trust. Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF and Deutsche X-trackers MSCI All China Equity EFT are non-diversified and are not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a fund and, consequently, the fund’s investment portfolio. This may adversely affect the fund’s performance or subject the fund’s Shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as a Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange- traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; length of time of a halt in

45

DBX ETF Trust

Notes to Financial Statements (Continued)

trading of the security; movement in the security’s proxy index; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Distributions of income and capital gains from investments in affiliated funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds’ recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended May 31, 2017, the Funds did not incur any interest or penalties.

46

DBX ETF Trust

Notes to Financial Statements (Continued)

As of May 31, 2017, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF	$6,696	$(254,116)	$(14,052)	$(261,472)
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	—	(28,450,954)	32,465,116	4,014,162
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	—	(11,110,823)	(1,842,930)	(12,953,753)
Deutsche X-trackers Harvest MSCI All China Equity ETF	29,711	(1,483,975)	(1,273,467)	(2,727,731)

The tax character of dividends and distributions declared for the periods ended May 31, 2017 and May 31, 2016 were as follows:

	Year Ended May 31, 2017
	Ordinary Income*	Long-Term Capital Gain
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF	$309,559	$56,905
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	2,914,310	—
Deutsche X-trackers Harvest MSCI All China Equity ETF	448,333	—

	Year Ended May 31, 2016
	Ordinary Income*	Long-Term Capital Gain
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF	$37,029	$—
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	85,050,247	16,097,521
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	2,767,123	—
Deutsche X-trackers Harvest MSCI All China Equity ETF	1,736,120	—

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions

At May 31, 2017, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	$13,782,323	$—	$13,782,323
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	9,571,784	—	9,571,784
Deutsche X-trackers Harvest MSCI All China Equity ETF	1,028,079	179,546	1,207,625

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended May 31, 2017, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:

	Late Year Ordinary Losses	Post-October Losses on Capital
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF	$—	$254,116
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	318,213	14,350,418
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	66,057	1,472,982
Deutsche X-trackers Harvest MSCI All China Equity ETF	—	276,350

In order to present paid-in capital and accumulated net realized gains or losses on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional

47

DBX ETF Trust

Notes to Financial Statements (Continued)

paid-in capital, undistributed net investment income or loss and accumulated net realized gains or losses on investments. These differences are primarily due to the recognition of certain foreign currency gain (losses) as ordinary income (loss), passive foreign investment companies (“PFICs”), net operating losses, redemptions-in-kind, and distribution re-class. For the year ended May 31, 2017, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains (Accumulated Losses)	Pain-In Capital
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF	$(10,331)	$10,331	$—
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	(285,897)	285,897	—
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	134,240	99,012	(233,252)
Deutsche X-trackers Harvest MSCI All China Equity ETF	6,258	638,314	(644,572)
Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of May 31, 2017, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

The Funds’ direct investments in China A-Shares will be subject to a number of Chinese tax rules and the application of many of those rules is evolving. Chinese taxes that may apply to the Funds’ direct investments in A-Shares include withholding income tax (WHT) on dividends, WHT on bank interest, WHT on capital gains realized from the disposal of equity investments prior to 17 November 2014 and stamp tax. China imposes WHT at a rate of 10% on dividends on shares and interest income derived by non PRC enterprises including Qualified Foreign Institutional Investors (“QFII”) and Renminbi Qualified Foreign Institutional Investors (“RQFII”) from PRC resident issuers, subject to any lower rate provided by an applicable tax treaty.

With the approval from the PRC State Council, the PRC State Administration of Taxation, the PRC Ministry of Finance and the China Securities Regulatory Commission jointly issued Caishui [2014] 79 (Circular 79) on November 14, 2014. According to Circular 79, RQFIIs are temporarily exempt from WHT with respect to gains derived from the trading of equity investments (including shares in PRC enterprises) effective from November 17, 2014. With respect to gains derived from equity investments prior to November 17, 2014, RQFIIs are subject to WHT at a rate of 10% on such gains on a gross basis, subject to any lower rate provided by an applicable tax treaty. The above WHT treatment applies to RQFIIs which do not have a permanent establishment (“PE”) in the PRC. The Funds do not have PEs in the PRC, therefore, the Funds are only subject to WHT at 10% with respect to gross realized gains derived from the disposal of land-rich A-Share companies and exempt from WHT with respect to gross realized gains derived from non land-rich A-Share companies prior to November 17, 2014. Land-rich enterprises are companies whose value of immovable property in the PRC is greater than 50% of their value of total assets. The WHT relating to the realized gains from shares in land-rich companies prior to November 17, 2014 has been paid by the Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF, respectively; while realized gains from shares in non land-rich companies prior to November 17, 2014 were granted treaty relief pursuant to the PRC-US Double Taxation Arrangement.

The PRC rules for taxation of RQFIIs (and QFIIs) are evolving and the tax regulations to be issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance, as well as the practices adopted by the local PRC authorities, may apply retroactively which may adversely affect the Fund and its shareholders.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at year end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

48

DBX ETF Trust

Notes to Financial Statements (Continued)

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF and the Deutsche X-trackers MSCI All China Equity ETF may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended May 31, 2017, the Funds invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of May 31, 2017 the Funds invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.12% annualized effective rate as of May 31, 2017) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Funds or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of May 31, 2017, the Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF had securities on loan, which were classified as Exchanged Traded Fund in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at year end. As of year end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

As of May 31, 2017, the Deutsche X-trackers MSCI All China Equity ETF had securities on loan, which were classified as Common Stocks and Exchange Traded Funds in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at year end.

Remaining Contractual Maturity of the Agreements, as of May 31, 2017
	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$12,267	$—	$—	$—	$12,267
Exchange Traded Funds	1,512,030	—	—	—	1,512,030

Total Borrowings	$1,524,297	$—	$—	$—	$1,524,297

Gross amount of recognized liabilities for securities lending transactions					$1,524,297

Derivatives

Forward Foreign Currency Exchange Contracts    The Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF may enter into forward foreign currency exchange contracts (“forward currency contracts”) designed to offset the Fund’s exposure to non-U.S. currencies.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the year ended May 31, 2017, the Fund invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against the renminbi.

49

DBX ETF Trust

Notes to Financial Statements (Continued)

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

A summary of the open forward currency contracts as of May 31, 2017 is included in a table following the Fund’s Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the Fund had to the value of non U.S currencies during the year ended May 31, 2017.

The following table summarizes the value of the Fund’s derivative instruments held as of May 31, 2017 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$4,916	Unrealized depreciation on forward foreign currency exchange contracts	$76,083

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Fund’s earnings during the year ended May 31, 2017 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Foreign Exchange Contracts
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF	$58,992

Net Change in Unrealized Appreciation (Depreciation) on:

Foreign Exchange Contracts
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF	$(102,195)

For the year ended May 31, 2017 the average monthly volume of derivatives was as follows:

Forward Foreign Currency Exchange Contracts (Contract Value)
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF	$(2,395,693)

As of May 31, 2017, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow the Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Funds may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the

50

DBX ETF Trust

Notes to Financial Statements (Continued)

gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following table:

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF
Goldman Sachs & Co.	$4,916	$(4,916)	$—	$—	$76,083	$(4,916)	$—	$71,167

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the ETFs, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

Harvest Global Investments Limited serves as investment sub-advisor (the “Sub-Advisor”) to the Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and the Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF. The Sub-Advisor is responsible for day-to-day management of each Fund, subject to supervision of the Advisor.

For its investment advisory services to the Deutsche X-trackers MSCI All China Equity ETF, the Advisor is entitled to receive a unitary management fee from the Fund based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to 0.60%.

For its investment advisory services to the Funds below, for the period from June 1, 2016 through July 31, 2016, the Advisor received a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF	0.85%
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	0.80%
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	0.80%

Effective August 1, 2016, for its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF	0.70%
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	0.65%
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	0.65%

Out of the unitary management fee, the Advisor is responsible for substantially all expenses of each Fund, including the payments to the Sub-Advisor as applicable, the cost of transfer agency, custody, fund administration, legal, audit and other services and expenses of the Independent Trustees except for interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and other extraordinary expenses.

The Advisor for the Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF has contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in the underlying fund, if any (the “Expense Limit”). For the year from June 1, 2016 through May 31, 2017, the Advisor waived $16,010 of expenses to the Fund. The Expense Limit will remain in effect until at least October 1, 2018.

51

DBX ETF Trust

Notes to Financial Statements (Continued)

The Advisor for the Deutsche X-trackers MSCI All China Equity ETF has contractually agreed to waive a portion of its management fees in an amount equal to the Fund’s management fee attributable to the Fund’s assets invested in an affiliated fund, if any (the “Expense Limit”). For the year from June 1, 2016 through May 31, 2017, the Advisor waived $12,214 of expenses to the Fund. The Expense Limit will remain in effect until at least October 1, 2018.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Audit Committee and Lead Independent Trustee (Chairman of the Board of Trustees effective November 16, 2016); and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Transactions with Affiliates

The Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF in which the Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF and the Deutsche X-trackers MSCI All China Equity ETF invest are considered to be affiliated investments. The table below shows the transactions in and earnings from each Fund’s investments in Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF for the year ended May 31, 2017.

	Value ($) at 5/31/16	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 5/31/17
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	2,183,045	1,122,694	(514,654)	(242,807)	15,517	—	2,932,996

Deutsche X-trackers MSCI All China Equity ETF
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	2,608,494	77,276	(1,206,606)	(560,340)	11,238	—	1,561,826
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	519,514	53,649	(264,420)	(7,982)	—	—	297,019

	3,128,008	130,925	(1,471,026)	(568,322)	11,238	—	1,858,845

5. Investment Portfolio Transactions

For the year ended May 31, 2017, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF	$151,820	$514,654
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	298,177,256	281,761,350
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	12,378,929	12,336,347
Deutsche X-trackers MSCI All China Equity ETF	340,407	624,428

52

DBX ETF Trust

Notes to Financial Statements (Continued)

For the year ended May 31, 2017, the cost of in-kind purchases and proceeds from in-kind sale were as follows:

	Purchases	Sales
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF	$970,874	$—
Deutsche X-trackers MSCI All China Equity ETF	—	2,847,212

6. Fund Share Transactions

As of May 31, 2017 there were unlimited Fund shares, no par value authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF and Deutsche X-trackers MSCI All China Equity ETF generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s underlying index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. The purchase of Creation Units for Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF are generally issued in exchange for a specific amount of cash totaling the NAV of the Creation Units. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

7. Investing in China

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others; the small size of the market for Chinese securities and the low volume of trading, resulting in lack of liquidity and in price volatility; currency devaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform programs; limitations on the use of brokers; higher rates of inflation; greater political, economic and social uncertainty; market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade limitations; and custody risks associated with investing through a RQFII.

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Deutsche X-trackers Harvest CSI 300 China A-Shares ETF, Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amounts listed below or 33 percent of its net assets as permitted by the Act. The Funds had no outstanding loans at May 31, 2017.

Pro-rata Share
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	$67,200,000
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap	4,200,000

53

DBX ETF Trust

Notes to Financial Statements (Continued)

9. Payments by Affiliates

During the year ended May 31, 2016, the Advisor agreed to compensate Deutsche X-trackers CSI 300 China A-Shares ETF and Deutsche X-trackers MSCI All China Equity ETF $14,225 and $515, respectively, for accounting adjustments related to certain investments held by the Funds. The amounts compensated were less than 0.01% of the Funds’ average net assets, thus having no impact on the Funds’ total returns.

In addition, during the year ended May 31, 2017, the Advisor agreed to reimburse Deutsche X-tracker CSI 300 China A-Shares Hedged Equity $9,674 for a loss on a trade executed incorrectly. The amount of the loss was 0.41% of the Fund’s average net assets

54

DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To Board of Trustees and Shareholders of

DBX ETF Trust:

We have audited the accompanying statements of assets and liabilities of Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF, Deutsche X-trackers Harvest CSI 300 China A-Shares ETF, Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF and Deutsche X-trackers MSCI All China Equity ETF (the “Funds” within DBX ETF Trust), including the schedules of investments, as of May 31, 2017, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF, Deutsche X-trackers Harvest CSI 300 China A-Shares ETF, Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF and Deutsche X-trackers MSCI All China Equity ETF at May 31, 2017, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.

New York, New York

July 26, 2017

55

DBX ETF Trust

Trustees and Officers (Unaudited)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Independent Trustees
Stephen R. Byers (1953) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Board and Member of the Audit and Nominating Committees; formerly, Lead Independent Trustee	Trustee since 2011 (Chairman of the Board since 2016; formerly, Lead Independent Trustee, 2015-2016)	Independent Director (2011-present); Independent Consultant (2014-present); formerly, Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer (2002-2006).	35	The Arbitrage Funds; Sierra Income Corporation; Mutual Fund Directors Forum.
George O. Elston (1964) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Audit Committee and Member of the Nominating Committee	Trustee since 2011 (Chairman of the Audit Committee since 2015)	Chief Executive Officer, 2X Oncology, Inc. (2017-present); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	35	—
J. David Officer (1948) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Nominating Committee and Member of the Audit Committee	Trustee since 2011 (Chairman of the Nominating Committee since 2015)	Independent Director (2010-present); formerly, Vice Chairman, the Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	35	Ilex Partners (Asia), LLC; Old Westbury Funds.

56

DBX ETF Trust

Trustees and Officers (Unaudited) (Continued)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustee
Michael Gilligan (1966) 345 Park Avenue New York, New York 10154	Trustee Treasurer, Chief Financial Officer and Controller	Trustee since 2016; Treasurer, Chief Financial Officer and Controller since 2010	Director in the Finance Division at Deutsche Bank AG (2008-present); Manager, Treasurer and Chief Financial Officer of the Adviser (2010-present); Chief Financial Officer of Global Passive Asset Management Platform (2012-present).	35	The Adviser, DBX Strategic Advisors LLC and DB Commodity Services LLC

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Freddi Klassen (1975) 345 Park Avenue New York, New York 10154	President and Chief Executive Officer	Since 2016

Director in the Deutsche Asset Management Division at Deutsche Bank AG and Chief Operating Officer in the Americas for the Passive Asset Management Department (2014-present) and Trading and Product Development teams (2016-present); Manager and Chief Operating Officer of the Adviser (2016-present); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013-2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).

Fiona Bassett (1974) 345 Park Avenue New York, New York 10154	Chief Operating Officer	Since 2014

Managing Director in the Deutsche Asset Management Passive Asset Management Group at Deutsche Bank AG and Head of Passive Americas Asset Management Platform (2014-present); Manager and Chief Executive Officer and Chief Investment Officer of the Adviser (2014-present); Managing Director, COO Global Key Projects and Integration at Deutsche Asset Management (2012-2014); Managing Director at Deutsche Bank AG (2004-2012).

57

DBX ETF Trust

Trustees and Officers (Unaudited) (Continued)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Frank Gecsedi (1967) 60 Wall Street New York, New York 10005	Chief Compliance Officer	Since 2010

Director in the Deutsche Asset Management Compliance Department (2016-present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Adviser (2010-present); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010-2012).

Bryan Richards (1978) 345 Park Avenue New York New York 10154	Vice President	Since 2016	Director in the Deutsche Asset Management Division at Deutsche Bank A.G. and has served as a Portfolio Manager in the Passive Asset Management business since 2011. Also at Deutsche Bank, Mr. Richards served as the primary portfolio manager for the PowerShares DB Commodity ETFs until their sale in 2015.
Leslie Lowenbraun (1953) 60 Wall Street New York, New York 10005	Secretary	Since 2016	Vice President in U.S. Retail Passive Legal of Deutsche Asset Management at Deutsche Bank AG (2014-present); Counsel at Skadden, Arps, Slate, Meagher & Flom LLP (2005-2014).

Each Trustee serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Funds’ SAI includes additional information about the Funds’ Trustees and is available by calling 855-329-3837, or on the Company’s website at www.deutsche-etfs.com.

58

DBX ETF Trust

Board Considerations in Approval of Investment Advisory and Sub-Advisory Contracts (Unaudited)

Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF and Deutsche X-trackers MCSI All China Equity ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 14, 2017, the Trustees, including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF and Deutsche X-trackers MSCI All China Equity ETF (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and meetings by Independent Trustee Counsel.

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX Advisors LLC (“DBX” or the “Adviser”) and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Adviser from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Adviser.

The Board reached a determination, with the assistance of Trust Counsel and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services provided by the Adviser under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Adviser continuously during the prior year, in addition to the information the Adviser had provided in response to the Board’s requests prior to this meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management.

The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Adviser or one of its Deutsche Bank affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Adviser provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds. The Trustees took into consideration that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Adviser, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Adviser in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Adviser’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Adviser, which supports the Funds’ compliance program.

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Adviser’s Financial Resources. In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Adviser has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared each Fund’s advisory fee to that of other pertinent exchange-traded funds (“ETFs”) and noted that each Fund’s fee is competitive with the fees of its respective peer group. The Board agreed that it was familiar with the Adviser’s methodology for selecting each Fund’s peer group and believed that the Funds’ peer groups were appropriate. The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Adviser pays all of the Fund’s costs. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Adviser and that the Adviser also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability. The Board considered the expenses of the Adviser in developing and rendering services provided to the Funds and the information provided by the Adviser to the Board regarding the Funds’ profitability. The Board considered that the Adviser had provided extensive information about the Adviser’s profitability and the Adviser’s methodology in determining profitability. While the Adviser had provided information about the Adviser’s expenses relating to marketing the Funds, the Board considered the Adviser’s profitability without accounting for such expenses. The Board considered that the Funds were not profitable at this time. The Board considered whether the Adviser would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Funds.

Economies of Scale. The Board considered that the Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 14, 2017, the Trustees, including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement and Investment Sub-Advisory Agreement with respect to Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (the “Funds”). The Independent Trustees were advised throughout the review and meetings by Independent Trustee Counsel.

In reaching this decision with respect to the Investment Advisory Agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX Advisors LLC (“DBX” or the “Adviser”) and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Adviser from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Adviser.

In reaching this decision with respect to the Investment Sub-Advisory Agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the performance of Harvest Global Investments Limited (“Harvest” or “Sub-Adviser”) with respect to its management of the Funds, as well as Harvest’s financial resources and its resulting ability to perform its obligations under the Investment Sub-Advisory Agreement; (3) the total cost of the services provided

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Board Considerations in Approval of Investment Advisory and Sub-Advisory Contracts (Unaudited) (Continued)

by and the profits realized by Harvest from its relationship with the Funds; (4) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (5) fall out benefits, if any, enjoyed by the Sub-Adviser.

The Board reached a determination, with the assistance of Trust Counsel and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services provided by the Adviser under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Adviser continuously during the prior year, in addition to the information the Adviser had provided in response to the Board’s requests prior to this meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management.

The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Adviser or one of its Deutsche Bank affiliates, except as may otherwise be determined by the Board. The Board also considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operation. The Board also considered the role played by the Adviser in working with Harvest to manage the Funds’ portfolios, noting that the Adviser provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds. The Trustees took into consideration that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Adviser, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Adviser in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Adviser’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Adviser, which supports the Funds’ compliance program.

Adviser’s Financial Resources. In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Adviser has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared each Fund’s advisory fee to that of other pertinent exchange-traded funds (“ETFs”), and noted that each Fund’s fee is competitive with the fees of its respective peer group. The Board agreed that it was familiar with the Adviser’s methodology for selecting each Fund’s peer group and believed that the Funds’ peer groups were appropriate. The Board considered that while each Fund’s advisory fees were higher than certain other ETFs in the Funds’ peer group, those other ETFs did not invest directly in

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A-Shares. The Board considered that the fee for the Funds is a unitary fee pursuant to which the Adviser pays all of the Funds’ costs. The Board also considered that the Funds’ portfolios are managed on a day-to-day basis by the Sub-Adviser, which receives a fee from the Adviser. The Board considered the allocation of responsibilities between the Adviser and Sub-Adviser and noted that the Adviser provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee is reasonable in light of the services provided.

Costs of Services and Profitability. The Board considered the expenses of the Adviser in developing and rendering services to the Funds and the information provided by the Adviser to the Board regarding the Funds’ profitability. The Board considered that the Adviser had provided extensive information about the Adviser’s profitability and the Adviser’s methodology in determining profitability. While the Adviser had provided information about the Adviser’s expenses relating to marketing the Funds, the Board considered the Adviser’s profitability without accounting for such expenses. The Board determined that only Deutsche X-trackers Harvest CSI 300 China A-Shares ETF was profitable as of this time and the Adviser’s profitability with respect to the Fund was not excessive. The Board also noted that since the fee paid by the Adviser to the Sub-Adviser under the Investment Sub-Advisory Agreement contained breakpoints, the Adviser could experience increased profitability as the Funds’ assets increased. The Board considered whether the Adviser would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Funds.

Economies of Scale. The Board considered that Deutsche X-trackers Harvest CSI 300 China A-Shares ETF had attracted a substantial amount of assets (though it had also experienced outflows during the year), but determined that the Fund was not experiencing economies of scale beyond what was reflected in the Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Fund was not experiencing economies of scale at this time and determined to evaluate the economies of scale on an ongoing basis as a result of asset growth of the Funds.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

The Board considered the following in determining whether to approve the Investment Sub-Advisory Agreement:

Nature, Extent and Quality of Services. In considering the nature, extent and quality of services that Harvest provides to the Funds, the Board reviewed in detail the nature, extent and quality of services provided by Harvest under the Investment Sub-Advisory Agreement. In doing so, the Board considered the information it had received from the Sub-Adviser continuously during the prior year, in addition to the information the Sub-Adviser had provided in response to the Board’s requests prior to this meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities.

The Board also considered Harvest’s operational capabilities and resources, and its experience in serving as investment sub-adviser to the Funds. The Board considered the professional experience, qualifications and performance of Harvest’s senior management and key professional personnel, as well as Harvest’s depth and breadth of experience in managing investment portfolios consisting of China A-Shares, and their techniques for implementing such strategies while minimizing index tracking error. In addition, the Board considered Harvest’s operational capabilities and resources, and Harvest’s experience in managing index funds covering various asset classes. The Board noted that Harvest manages its index-based portfolios using both full replication and sampling techniques and maintains strict discipline in the implementation of its indexing strategies. To that end, the Board noted that when there are changes to a benchmark index, Harvest closely monitors any such changes to devise strategies to realign its portfolios at the lowest possible cost while tracking the respective benchmark index. The Board also noted Harvest’s processes to minimize the cost of trading.

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Board Considerations in Approval of Investment Advisory and Sub-Advisory Contracts (Unaudited) (Continued)

Based on its review, the Board concluded that the nature, extent, and quality of services provided by Harvest under the Investment Sub-Advisory Agreement are reasonable and appropriate in relation to the fees paid to Harvest, taking special consideration of the fact that the fees paid to Harvest are payable by the Adviser and not the Funds.

Performance of Harvest; Harvest’s Financial Resources. The Board considered Harvest’s performance in managing the Funds and its ability to minimize tracking error. The Board concluded that, given Harvest’s capabilities and experience in managing the Funds, Harvest had generally been able to keep the Funds’ tracking error within acceptable ranges.

The Board also considered Harvest’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that Harvest has the financial resources necessary to perform its obligations under the Investment Sub-Advisory Agreement.

Reasonableness of Sub-Advisory Fee. The Board considered that the fee paid to Harvest in respect of the Funds would be paid by the Adviser and not the Funds. The Board considered that the fee for the Funds was a unitary fee pursuant to which the Adviser would pay all of the Funds’ costs, and thus was not directly affected by the amount of the sub-advisory fee paid to Harvest. Based on its review, the Board concluded that the sub-advisory fee was reasonable in light of the services provided.

Costs of Services and Profitability. The Board considered that the fees paid by the Adviser to Harvest under the Investment Sub-Advisory Agreement contain breakpoints. The Board further considered that specific information about Harvest’s profitability with respect to its services provided to the Funds was not available because Harvest does not calculate the profitability of its sub-advisory services on a per-Fund level. The Board also considered that the overall fees paid by each Fund remained reasonable.

The Board also considered whether Harvest would benefit in other ways from its relationship with the Funds. The Board discussed Harvest’s practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Funds and the brokers’ and dealers’ provision of brokerage services to Harvest. The Board discussed the potential benefits Harvest might derive from the Funds’ soft dollar arrangements, whereby brokers provide brokerage services to the Funds or Harvest in return for allocating fund brokerage.

Economies of Scale. The Board considered that Deutsche X-trackers Harvest CSI 300 China A-Shares ETF had attracted a substantial amount of assets, but determined that the Fund was not experiencing economies of scale beyond what was reflected in the Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Fund was not experiencing economies of scale at this time and determined to evaluate the economies of scale on an ongoing basis as a result of asset growth of the Funds.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Sub-Advisory Agreement was fair and reasonable and it was unanimously approved.

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DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.deutsche-etfs.com (click on “proxy voting” at the bottom of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.deutsche-etfs.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.deutsche-etfs.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its fiscal year ended May 31, 2017.

Qualified Dividend Income*
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF	3%
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	100%
Deutsche X-trackers Harvest MSCI All China Equity ETF	16%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	$8,988,374	$933,900

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DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.deutsche-etfs.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

Carefully consider a Fund’s investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Fund’s prospectus, which may be obtained by calling 1-855-DBX-ETFS (1-855-329-3837), or by viewing or downloading a prospectus at www.deutsche-etfs.com. Read the prospectus carefully before investing.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Special risks associated with investments in Chinese companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards the nature and extent of intervention by the Chinese government in the Chinese securities markets, and the potential unavailability of A shares. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-shares could result in unexpected tax liabilities for the Funds which may reduce Fund returns. Any reduction or elimination of access to A-shares will have a material adverse effect on the ability of the Funds to achieve its investment objective. The Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency vs. the U.S. dollar. The Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF aims to hedge the currency exposure by entering into forward transactions linked to the CNH/USD exchange rate. The equity shares included in the CSI 300 index may be valued using the CNY/USD exchange rate. The difference between the CNH/USD and CNH/USD exchange rates may lead to tracking errors in the fund. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. See the prospectus for details.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

The CSI Indexes are calculated by China Securities Index Co., Ltd. (CSI). CSI does not make any warranties, express or implied, to its customers or any other party regarding the accuracy or completeness of any data related to the Index. All information is provided for information purposes only. CSI accepts no liability for any errors or any loss arising from the use of information it provides.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX and any related funds.

Copyright © 2017 Deutsche Bank AG. All rights reserved. Deutsche X-trackers® is a registered trademark of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Ave. New York, NY 10154	Investment sub-advisor Harvest Global Investments Limited 31/F, One Exchange Square 8 Connaught Place Central, Hong Kong	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286

Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203	Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-35360-4 (7/17) DBX 002747 (7/18)

May 31, 2017

Annual Report

DBX ETF Trust

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF (JPN)

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (DBES)

Deutsche X-trackers MSCI Italy Hedged Equity ETF (DBIT)

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF (DBSE)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this annual report for the fiscal year ended May 31, 2017.

The global economy has experienced a strong rebound since late 2016 on a continued upswing in growth across developed and emerging markets. Financial cycles in many developing countries were in an expansionary phase, driven by a series of factors — including overall positive sentiment, strengthening of investment and trade activity, and improving commodity prices — that placed global financial markets on a firm footing. In the U.S., there were concerns about a potential shift toward protectionist policies overshadowing the Trump administration’s pro-growth plans. Despite this uncertainty, the U.S. economy expanded and the U.S. Federal Reserve Board (FRB) continued its rate hike trajectory on the back of faster economic growth and rising inflation prospects. The Bank of Japan (BOJ) continued with its easing policies on a competitive yen and robust global demand. Meanwhile, in the Eurozone, unconventional measures taken by the European Central Bank helped stimulate credit growth and lifted inflation expectations. Elsewhere, emerging markets outpaced their developed counterparts, led by cyclical recoveries in Brazil and Russia and well-supported growth in China.

Commercial real estate in the U.S. remained solid, pushing vacancy rates to 15-year lows, permitting landlords to raise rents nationally. The BOJ’s favorable policies helped ease upward pressure on capitalization rates, allowing leasing markets and real estate fundamentals to recover on an increased supply in the logistics sector. However, the volume of real estate transactions declined against a backdrop of negative interest rate policy.

China’s growth continued to be moderate, underpinned by infrastructure investment and domestic consumption. Economic sentiment continued to improve in the Eurozone, despite uncertainties in the aftermath of the U.K. referendum1. The investment plan for Europe adopted by the European Commission brought infrastructure investments back in line, thus creating more jobs and increasing economic growth. On the other hand, Italy witnessed subdued economic growth on the back of rising political risks and a fragile banking system. Meanwhile, the Japanese government envisaged a proposal to invest USD 150 billion in U.S. infrastructure projects, focusing mainly on high-speed railway systems and the renewal of urban rail and subway cars.

The FRB remains cautious and is expected to lift rates moderately this year. While economic growth in Europe and Japan is likely to remain modest on account of a more relaxed monetary policy and fiscal stimulus, U.S. equities could face headwinds from a strong U.S. dollar. Against the backdrop of a strengthening U.S. dollar, our currency-hedged strategy has made a significant positive contribution to the fund’s overall performance.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Referendum held on June 23, 2016 in which the citizens of the UK voted for an exit of the UK from the EU, with a majority of 52%.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

This Page is Intentionally Left Blank

2

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited)

The Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF

The Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF (JPN) seeks investment results that correspond generally to the performance, before fees and expenses, of the JPX-Nikkei 400 Net Total Return Index (the JPN Index). The JPN Index is designed to track the performance of equity securities of issuers that are primarily listed on the JASDAQ Stock Exchange (JASDAQ) or the following sections of the Tokyo Stock Exchange (TSE): the first section (for large companies), the second section (for middle-sized companies), and the “Mothers” (for high-growth and emerging stocks). For the 12-month period ended May 31, 2017, JPN shares returned 14.75%, compared to the JPN Index return of 14.65%.

All sectors contributed positively to performance during the period with the greatest contribution coming from Industrials, Information Technology, and Financials.

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (DBES) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE Small Cap US Dollar Hedged Index (the DBES Index). The DBES Index is designed to provide exposure to small cap equity securities in developed stock markets outside of the Americas, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the DBES Index. For the 12-month period ended May 31, 2017, DBES shares returned 19.32%, compared to the DBES Index return of 19.94%.

All sectors contributed positively to performance during the period with the greatest contribution coming from Industrials, Information Technology, and Materials. From a geographical perspective, Japan, Switzerland, and Germany were the main positive contributors, while China and Bermuda contributed negatively to performance. The Fund entered into forward foreign currency exchange contracts during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed positively to performance.

Deutsche X-trackers MSCI Italy Hedged Equity ETF

Deutsche X-trackers MSCI Italy Hedged Equity ETF (DBIT) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Italy 25/50 USD Hedged Index (the DBIT Index). The DBIT Index is designed to track the performance of the Italian equity market, while mitigating exposure to fluctuations between the value of the U.S. dollar and the euro. For the 12-month period ended May 31, 2017, DBIT shares returned 19.70%, compared to the DBIT Index return of 19.88%.

All sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Energy, and Utilities. The Fund entered into forward foreign currency exchange contracts during the period to hedge against changes in the value of the U.S. dollar against the euro. The currency hedging strategy contributed positively to performance.

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF

The Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF (DBSE) seeks investment results that generally correspond to the performance, before fees and expenses, of the MSCI Southern Europe USD Hedged Index (the DBSE Index). The DBSE Index is designed to track the performance of the Italian, Portuguese and Spanish equity markets, while mitigating exposure to fluctuations between the value of the U.S. dollar and the euro. For the 12-month period ended May 31, 2017, DBSE shares returned 23.01%, compared to the DBSE Index return of 23.64%.

All sectors contributed positively to performance during the period with the greatest contribution coming from Financials and Utilities. From a geographical perspective, Spain and Italy were the main positive contributors. The Fund entered into forward foreign currency exchange contracts during the period to hedge against changes in the value of the U.S. dollar against the euro. The currency hedging strategy contributed positively to performance.

*************************

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance data visit www.deutsche-etfs.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 4-11 of this report for additional performance information, including performance data based on market value.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

3

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF (JPN)

The Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the JPX-Nikkei 400 Net Total Return Index (the “Underlying Index”). The Underlying Index is designed to track the performance of equity securities of issuers who are primarily listed on the JASDAQ Stock Exchange (“JASDAQ”) or the following sections of the Tokyo Stock Exchange (“TSE”): the first section (for large companies), the second section (for middle-sized companies) and the “Mothers” (for high-growth and emerging stocks). The MSCI ACWI ex USA US Dollar Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the United States). It is not possible to invest directly into an index.

Performance as of 5/31/17

Average Annual Total Return
	Net Asset Value	Market Value	JPX-Nikkei 400 Net Total Return Index	MSCI ACWI ex USA Index
One Year	14.75%	15.56%	14.65%	18.24%
Since Inception[1]	3.53%	3.49%	3.69%	2.08%

Cumulative Total Returns
	Net Asset Value	Market Value	JPX-Nikkei 400 Net Total Return Index	MSCI ACWI ex USA Index
One Year	14.75%	15.56%	14.65%	18.24%
Since Inception[1]	6.96%	6.87%	7.29%	4.07%

1 Total returns are calculated based on the commencement of operations, 6/24/15 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 30, 2016, was 0.40%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

4

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF (JPN) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 6/24/15.

Sector Diversification* as of 5/31/17

Industrials	21.6%
Consumer Discretionary	17.0%
Financials	13.9%
Information Technology	11.1%
Consumer Staples	9.8%
Health Care	8.5%
Materials	6.6%
Telecommunication Services	5.3%
Real Estate	4.4%
Utilities	1.4%
Energy	0.4%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/17 (14.1% of Net Assets)

Description	% of Net Assets
Mitsubishi UFJ Financial Group, Inc.	1.7%
Sumitomo Mitsui Financial Group, Inc.	1.6%
SoftBank Group Corp.	1.6%
Mizuho Financial Group, Inc.	1.5%
Honda Motor Co. Ltd.	1.5%
Takeda Pharmaceutical Co. Ltd.	1.3%
Nippon Telegraph & Telephone Corp.	1.3%
Toyota Motor Corp.	1.3%
NTT DOCOMO, Inc.	1.2%
Japan Tobacco, Inc.	1.1%

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 13.

5

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (DBES)

The Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE Small Cap US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to small cap equity securities in developed stock markets outside of the Americas, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Performance as of 5/31/17

Average Annual Total Return
	Net Asset Value	Market Value	MSCl EAFE Small Cap US Dollar Hedged Index	MSCI EAFE Small Cap Net Return US Index
One Year	19.32%	19.39%	19.94%	16.71%
Since Inception[1]	9.18%	9.55%	10.23%	9.67%

Cumulative Total Returns
	Net Asset Value	Market Value	MSCl EAFE Small Cap US Dollar Hedged Index	MSCI EAFE Small Cap Net Return US Index
One Year	19.32%	19.39%	19.94%	16.71%
Since Inception[1]	16.98%	17.70%	19.00%	17.92%

1 Total returns are calculated based on the commencement of operations, 08/19/15 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 30, 2016, was 0.45%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

6

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (DBES) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 8/19/15.

Sector Diversification* as of 5/31/17

Industrials	22.5%
Consumer Discretionary	16.0%
Information Technology	11.2%
Financials	11.1%
Real Estate	10.5%
Materials	8.7%
Health Care	7.0%
Consumer Staples	6.9%
Energy	2.6%
Utilities	2.2%
Telecommunication Services	1.3%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/17 (3.2% of Net Assets)

Description	% of Net Assets
Wirecard AG (Germany)	0.4%
Teleperformance (France)	0.4%
Logitech International SA (Switzerland)	0.3%
Furukawa Electric Co. Ltd. (Japan)	0.3%
Fujikura Ltd. (Japan)	0.3%
Temenos Group AG (Switzerland)	0.3%
Informa PLC (United Kingdom)	0.3%
Ito En Ltd. (Japan)	0.3%
MTU Aero Engines AG (Germany)	0.3%
Micro Focus International PLC (United Kingdom)	0.3%

Country Diversification* as of 5/31/17

Japan	29.9%
United Kingdom	17.3%
Germany	6.3%
Australia	5.8%
Sweden	4.9%
Switzerland	4.8%
France	4.3%
Italy	3.9%
Spain	2.5%
Hong Kong	2.5%
Netherlands	2.4%
Belgium	2.0%
Other	13.4%

Total	100.0%

* As a percent of total investments excluding exchange-traded fund and securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 18.

7

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI Italy Hedged Equity ETF (DBIT)

The Deutsche X-trackers MSCI Italy Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Italy 25/50 US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the Italian equity market, while mitigating exposure to fluctuations between the value of the U.S. dollar and the euro. It is not possible to invest directly into an index.

Performance as of 5/31/17

Average Annual Total Return
	Net Asset Value	Market Value	MSCl Italy 25/50 US Dollar Hedged Index	MSCl Italy 25/50 US NETR
One Year	19.70%	19.50%	19.88%	19.31%
Since Inception[1]	-3.28%	-3.16%	-3.23%	-3.40%

Cumulative Total Returns
	Net Asset Value	Market Value	MSCl Italy 25/50 US Dollar Hedged Index	MSCl Italy 25/50 US NETR
One Year	19.70%	19.50%	19.88%	19.31%
Since Inception[1]	-5.78%	-5.57%	-5.70%	-5.98%

1 Total returns are calculated based on the commencement of operations, 8/19/15 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 30, 2016, was 0.45%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

8

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI Italy Hedged Equity ETF (DBIT) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 8/19/15.

Sector Diversification* as of 5/31/17

Financials	33.0%
Energy	19.0%
Utilities	15.6%
Industrials	14.3%
Consumer Discretionary	12.1%
Telecommunication Services	4.4%
Health Care	1.6%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/17 (69.7% of Net Assets)

Description	% of Net Assets
Enel SpA	12.1%
Eni SpA	11.2%
Intesa Sanpaolo SpA	10.7%
UniCredit SpA	9.6%
Assicurazioni Generali SpA	4.5%
Atlantia SpA	4.4%
Telecom Italia SpA	4.4%
CNH Industrial NV	4.4%
Snam SpA	4.2%
Ferrari NV	4.2%

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 30.

9

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF (DBSE)

The Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Southern Europe US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the Italian, Portuguese and Spanish equity markets, while mitigating exposure to fluctuations between the value of the U.S. dollar and the euro. It is not possible to invest directly into an index.

Performance as of 5/31/17

Average Annual Total Return
	Net Asset Value	Market Value	MSCI Southern Europe US Dollar Hedged Index	MSCI Southern Europe Net Return USD Index
One Year	23.01%	23.44%	23.64%	22.75%
Since Inception[1]	0.53%	0.74%	0.88%	0.59%

Cumulative Total Returns
	Net Asset Value	Market Value	MSCI Southern Europe US Dollar Hedged Index	MSCI Southern Europe U.S. Dollar Index
One Year	23.01%	23.44%	23.64%	22.75%
Since Inception[1]	0.95%	1.32%	1.58%	1.06%

1 Total returns are calculated based on the commencement of operations, 8/19/15 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.deutsche-etfs.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated September 30, 2016, was 0.45%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

10

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF (DBSE) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 8/19/15.

Sector Diversification* as of 5/31/17

Financials	37.2%
Utilities	16.3%
Energy	11.7%
Industrials	11.5%
Consumer Discretionary	9.4%
Telecommunication Services	8.1%
Information Technology	3.1%
Health Care	1.6%
Consumer Staples	1.1%

Total	100.0%

Ten Largest Equity Holdings as of 5/31/17 (57.9% of Net Assets)

Description	% of Net Assets
Banco Santander SA (Spain)	11.6%
Banco Bilbao Vizcaya Argentaria SA (Spain)	6.7%
Telefonica SA (Spain)	6.2%
Iberdrola SA (Spain)	5.7%
Industria de Diseno Textil SA (Spain)	5.5%
Enel SpA (Italy)	5.3%
Eni SpA (Italy)	5.0%
Intesa Sanpaolo SpA (Italy)	4.5%
UniCredit SpA (Italy)	4.3%
Amadeus IT Group SA (Spain)	3.1%

Country Diversification* as of 5/31/17

Spain	58.5%
Italy	33.9%
United Kingdom	3.4%
Portugal	2.6%
Luxembourg	0.9%
Netherlands	0.7%

Total	100.0%

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 32.

11

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the table are based on an investment of $1,000 invested at the beginning of the six month period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF
Actual	$1,000.00	$1,102.50	0.40%	$2.10
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	0.40%	$2.02
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF
Actual	$1,000.00	$1,162.10	0.45%	$2.43
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	0.45%	$2.27
Deutsche X-trackers MSCI Italy Hedged Equity ETF
Actual	$1,000.00	$1,227.10	0.45%	$2.50
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	0.45%	$2.27
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF
Actual	$1,000.00	$1,262.50	0.45%	$2.54
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	0.45%	$2.27

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

12

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF

May 31, 2017

	Number of Shares	Value
COMMON STOCKS — 98.6%
Consumer Discretionary — 16.7%
ABC-Mart, Inc.	200	$11,701
Aisin Seiki Co. Ltd.JAJAFEER	500	24,687
Asics Corp.	800	13,427
Bandai Namco Holdings, Inc.	800	28,611
Bridgestone Corp.	2,400	100,961
Casio Computer Co. Ltd.	400	6,221
CyberAgent, Inc.	200	7,234
Daiichikosho Co. Ltd.	300	14,514
Denso Corp.	1,700	72,575
Dentsu, Inc.	800	40,801
Don Quijote Holdings Co. Ltd.	300	11,747
Eagle Industry Co. Ltd.	100	1,618
Fast Retailing Co. Ltd.	100	33,549
Geo Holdings Corp.	200	2,111
Hakuhodo DY Holdings, Inc.	900	11,923
Haseko Corp.	800	10,171
Heiwa Corp.	400	8,714
Hikari Tsushin, Inc.	100	10,146
HIS Co. Ltd.	100	2,830
Honda Motor Co. Ltd.	5,400	152,207
Iida Group Holdings Co. Ltd.	400	6,612
Isuzu Motors Ltd.	1,800	22,023
Izumi Co. Ltd.	200	10,906
J. Front Retailing Co. Ltd.	800	11,322
Koito Manufacturing Co. Ltd.	200	10,544
K’s Holdings Corp.	100	2,062
Mazda Motor Corp.	2,000	27,309
Mitsuba Corp.	200	3,451
NGK Spark Plug Co. Ltd.	500	10,178
NHK Spring Co. Ltd.	1,000	10,535
Nifco, Inc.	200	10,236
Nikon Corp.	1,000	15,436
Nippon Television Holdings, Inc.	500	7,845
Nissan Motor Co. Ltd.	8,200	78,711
Nissin Kogyo Co. Ltd.	300	4,750
Nitori Holdings Co. Ltd.	400	58,561
NOK Corp.	200	4,384
Oriental Land Co. Ltd.	700	45,285
Panasonic Corp.	7,600	97,624
Pressance Corp.	200	2,716
Rakuten, Inc.	3,500	42,601
Resorttrust, Inc.	400	7,430
Rinnai Corp.	200	18,013
Ryohin Keikaku Co. Ltd.	200	52,141
Sanrio Co. Ltd.	400	7,484
Sekisui Chemical Co. Ltd.	1,600	28,156
Sekisui House Ltd.	2,400	41,235
Seria Co. Ltd.	200	9,694
Shimamura Co. Ltd.	100	12,859
Shimano, Inc.	300	46,661
Stanley Electric Co. Ltd.	300	9,047
Start Today Co. Ltd.	500	12,497
Starts Corp., Inc.	200	4,890
Subaru Corp.	1,900	64,344
Sumitomo Electric Industries Ltd.	2,700	42,862
Sumitomo Forestry Co. Ltd.	500	7,976

	Number of Shares	Value
Consumer Discretionary (Continued)
Sumitomo Rubber Industries Ltd.	700	$11,951
Suzuki Motor Corp.	1,200	56,590
Takashimaya Co. Ltd.	2,000	18,610
Toho Co. Ltd.	300	8,885
Toyo Tire & Rubber Co. Ltd.	200	3,856
Toyoda Gosei Co. Ltd.	300	7,222
Toyota Industries Corp.	500	25,184
Toyota Motor Corp.	2,546	136,572
TS Tech Co. Ltd.	300	8,450
United Arrows Ltd.	100	3,025
Usen Corp.	100	415
USS Co. Ltd.	800	16,125
VT HOLDINGS Co. Ltd.	400	2,080
Yamaha Corp.	300	9,712
Yamaha Motor Co. Ltd.	1,100	27,663
Yokohama Rubber Co. Ltd.	300	5,860

		1,756,328

Consumer Staples — 9.6%
Aeon Co. Ltd.	2,800	42,360
Ain Holdings, Inc.	100	8,057
Ajinomoto Co., Inc.	1,600	34,305
Asahi Group Holdings Ltd.	1,300	51,972
Calbee, Inc.	100	3,879
Ci:z Holdings Co. Ltd.	200	6,520
Cosmos Pharmaceutical Corp.	100	21,133
Create SD Holdings Co. Ltd.	200	4,739
Ezaki Glico Co. Ltd.	300	16,955
FamilyMart UNY Holdings Co. Ltd.	300	16,874
Ito En Ltd.	300	12,425
Japan Tobacco, Inc.	3,200	120,407
Kao Corp.	1,900	119,977
Kewpie Corp.	200	5,227
Kikkoman Corp.	500	15,689
Kirin Holdings Co. Ltd.	3,200	67,611
Kobayashi Pharmaceutical Co. Ltd.	300	17,715
Kose Corp.	200	21,612
Kusuri no Aoki Holdings Co. Ltd.	100	4,865
Lawson, Inc.	300	20,482
Matsumotokiyoshi Holdings Co. Ltd.	200	11,720
MEIJI Holdings Co. Ltd.	300	24,578
NH Foods Ltd.	1,000	31,424
Nichirei Corp.	200	5,733
Nippon Suisan Kaisha Ltd.	1,100	5,750
Nissin Foods Holdings Co. Ltd.	300	18,963
Pigeon Corp.	200	6,909
Seven & i Holdings Co. Ltd.	2,600	110,691
Shiseido Co. Ltd.	1,200	40,454
Sugi Holdings Co. Ltd.	300	16,006
Sundrug Co. Ltd.	300	11,692
Toyo Suisan Kaisha Ltd.	200	7,804
Tsuruha Holdings, Inc.	300	33,314
Unicharm Corp.	1,300	35,220
Valor Holdings Co. Ltd.	400	9,169
Welcia Holdings Co. Ltd.	300	10,987
Yakult Honsha Co. Ltd.	200	14,161
Yaoko Co. Ltd.	100	4,200

		1,011,579

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Energy — 0.4%
Inpex Corp.	4,100	$37,761
Nippon Gas Co. Ltd.	100	3,355

		41,116

Financials — 13.8%
AEON Financial Service Co. Ltd.	300	6,172
Aozora Bank Ltd.	2,000	7,361
Chiba Bank Ltd.	4,000	26,297
Chugoku Bank Ltd.	500	7,035
Concordia Financial Group Ltd.	4,100	18,905
Dai-ichi Life Holdings, Inc.	4,100	68,386
Daiwa Securities Group, Inc.	5,000	30,452
Fukuoka Financial Group, Inc.	3,000	13,510
Fuyo General Lease Co. Ltd.	100	5,417
Gunma Bank Ltd.	1,400	7,444
Hachijuni Bank Ltd.	1,800	10,368
Hiroshima Bank Ltd.	3,000	12,262
Hitachi Capital Corp.	300	6,972
Hokuhoku Financial Group, Inc.	300	4,414
IBJ Leasing Co. Ltd.	200	4,469
Jafco Co. Ltd.	200	7,686
Japan Exchange Group, Inc.	1,900	30,755
Kyushu Financial Group, Inc.	1,400	8,621
Matsui Securities Co. Ltd.	200	1,635
Mitsubishi UFJ Financial Group, Inc.	29,000	181,183
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,600	8,175
Mizuho Financial Group, Inc.	90,800	158,306
MS&AD Insurance Group Holdings, Inc.	1,800	63,236
Nomura Holdings, Inc.	13,800	82,786
North Pacific Bank Ltd.	1,100	3,800
Okasan Securities Group, Inc.	1,000	6,013
Orient Corp.	1,300	2,210
ORIX Corp.	4,800	75,873
Resona Holdings, Inc.	8,100	41,509
SBI Holdings, Inc.	700	9,077
Seven Bank Ltd.	2,400	8,790
Shinsei Bank Ltd.	5,000	8,093
Shizuoka Bank Ltd.	3,000	24,958
Sompo Holdings, Inc.	1,400	54,109
Sony Financial Holdings, Inc.	800	12,334
Sumitomo Mitsui Financial Group, Inc.	4,800	172,494
Sumitomo Mitsui Trust Holdings, Inc.	1,300	44,084
Suruga Bank Ltd.	600	13,027
T&D Holdings, Inc.	2,400	34,008
Tokai Tokyo Financial Holdings, Inc.	800	4,167
Tokio Marine Holdings, Inc.	2,800	119,003
Tokyo Century Corp.	200	7,587
Tokyo TY Financial Group, Inc.	200	5,324
Yamaguchi Financial Group, Inc.	1,000	11,475
Zenkoku Hosho Co. Ltd.	300	12,303

		1,442,085

Health Care — 8.4%
Alfresa Holdings Corp.	800	15,452
Asahi Intecc Co. Ltd.	300	13,890
Astellas Pharma, Inc.	7,400	93,583
Chugai Pharmaceutical Co. Ltd.	600	22,842
Daiichi Sankyo Co. Ltd.	1,900	41,725

	Number of Shares	Value
Health Care (Continued)
Eisai Co. Ltd.	900	$47,497
Hisamitsu Pharmaceutical Co., Inc.	300	15,111
Hoya Corp.	1,300	64,115
Kaken Pharmaceutical Co. Ltd.	200	11,539
KYORIN Holdings, Inc.	200	4,125
Kyowa Hakko Kirin Co. Ltd.	700	11,989
M3, Inc.	500	14,401
Medipal Holdings Corp.	800	14,743
Mitsubishi Tanabe Pharma Corp.	800	17,818
Nihon Kohden Corp.	300	6,703
Olympus Corp.	1,100	40,236
Ono Pharmaceutical Co. Ltd.	1,600	33,307
Otsuka Holdings Co. Ltd.	1,600	72,270
Santen Pharmaceutical Co. Ltd.	1,100	15,169
Sawai Pharmaceutical Co. Ltd.	200	10,833
Shionogi & Co. Ltd.	1,100	58,877
Ship Healthcare Holdings, Inc.	200	5,579
Sysmex Corp.	300	17,851
Taisho Pharmaceutical Holdings Co. Ltd.	300	23,466
Takeda Pharmaceutical Co. Ltd.	2,700	139,340
Terumo Corp.	1,100	44,762
Toho Holdings Co. Ltd.	400	8,124
Tsumura & Co.	300	10,974

		876,321

Industrials — 21.3%
Aeon Delight Co. Ltd.	100	3,210
Aica Kogyo Co. Ltd.	400	11,683
ANA Holdings, Inc.	11,000	36,098
Asahi Glass Co. Ltd.	2,000	16,349
Central Japan Railway Co.	400	65,597
COMSYS Holdings Corp.	400	8,486
Daifuku Co. Ltd.	200	6,104
Daikin Industries Ltd.	1,000	98,160
DMG Mori Co. Ltd.	200	3,151
East Japan Railway Co.	1,100	105,588
Ebara Corp.	200	5,670
FANUC Corp.	600	118,117
Fuji Electric Co. Ltd.	3,000	16,087
Hankyu Hanshin Holdings, Inc.	900	32,432
Hanwa Co. Ltd.	1,000	6,972
Hazama Ando Corp.	800	5,787
Hino Motors Ltd.	900	10,946
Hitachi Construction Machinery Co. Ltd.	200	4,646
Hoshizaki Corp.	300	26,450
IHI Corp.*	3,000	11,285
ITOCHU Corp.	5,000	71,122
Iwatani Corp.	1,000	6,538
Japan Airlines Co. Ltd.	1,000	29,344
JGC Corp.	600	9,088
JTEKT Corp.	800	12,031
Kajima Corp.	2,000	15,391
Kanamoto Co. Ltd.	300	8,247
Kanematsu Corp.	3,000	5,887
Kawasaki Heavy Industries Ltd.	3,000	8,627
Keihan Holdings Co. Ltd.	3,000	19,858
Keio Corp.	3,000	24,958

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Industrials (Continued)
Keisei Electric Railway Co. Ltd.	300	$7,661
Kintetsu Group Holdings Co. Ltd.	6,000	23,168
Komatsu Ltd.	3,300	78,587
Kubota Corp.	3,500	55,451
Kumagai Gumi Co. Ltd.	2,000	6,221
Kyowa Exeo Corp.	300	4,992
Kyudenko Corp.	200	7,108
Makita Corp.	900	33,938
Marubeni Corp.	6,700	41,441
MINEBEA MITSUMI, Inc.	1,100	17,974
MISUMI Group, Inc.	900	20,346
Mitsubishi Corp.	5,100	102,291
Mitsubishi Electric Corp.	7,300	100,801
Mitsubishi Heavy Industries Ltd.	12,000	47,388
Mitsui & Co. Ltd.	5,900	79,789
MonotaRO Co. Ltd.	300	10,119
Nabtesco Corp.	200	5,878
Nachi-Fujikoshi Corp.	1,000	5,055
Nagoya Railroad Co. Ltd.	4,000	18,701
Namura Shipbuilding Co. Ltd.	400	2,170
Nankai Electric Railway Co. Ltd.	3,000	15,897
NGK Insulators Ltd.	1,000	20,111
Nidec Corp.	900	89,320
Nihon M&A Center, Inc.	300	11,869
Nippon Express Co. Ltd.	4,000	24,705
Nippon Steel & Sumikin Bussan Corp.	100	4,729
Nippon Yusen KK*	4,000	7,270
Nishi-Nippon Railroad Co. Ltd.	2,000	8,609
NSK Ltd.	1,400	16,711
Obayashi Corp.	2,200	24,351
Odakyu Electric Railway Co. Ltd.	1,100	22,083
OSG Corp.	400	8,149
Park24 Co. Ltd.	200	5,588
Pilot Corp.	200	7,795
Sankyo Tateyama, Inc.	200	2,912
Sankyu, Inc.	2,000	12,497
Sanwa Holdings Corp.	400	4,420
Secom Co. Ltd.	700	51,260
Shimizu Corp.	3,000	30,275
SMC Corp.	300	94,977
Sohgo Security Services Co. Ltd.	400	18,737
Sojitz Corp.	4,400	10,623
Sotetsu Holdings, Inc.	3,000	14,351
Sumitomo Corp.	4,300	54,924
Sumitomo Heavy Industries Ltd.	3,000	19,587
Sumitomo Mitsui Construction Co. Ltd.	2,700	3,028
Tadano Ltd.	200	2,456
Taisei Corp.	2,000	17,109
Takeuchi Manufacturing Co. Ltd.	200	3,317
Temp Holdings Co. Ltd.	400	7,911
THK Co. Ltd.	200	5,598
Tobu Railway Co. Ltd.	2,000	10,689
Tokyu Construction Co. Ltd.	400	3,501
Tokyu Corp.	4,000	29,443
TOTO Ltd.	300	11,448
Toyota Tsusho Corp.	800	24,560
Tsubakimoto Chain Co.	1,000	8,573

	Number of Shares	Value
Industrials (Continued)
West Japan Railway Co.	500	$34,761
Yamato Holdings Co. Ltd.	1,000	21,757

		2,238,889

Information Technology — 11.0%
Alps Electric Co. Ltd.	500	14,062
Brother Industries Ltd.	800	17,782
Canon, Inc.	3,500	119,636
COLOPL, Inc.	300	3,272
COOKPAD, Inc.	100	795
DeNA Co. Ltd.	200	4,429
Dip Corp.	200	4,532
Disco Corp.	100	17,272
FUJIFILM Holdings Corp.	1,300	47,469
Fujitsu Ltd.	6,000	43,829
GMO internet, Inc.	400	5,299
Gree, Inc.	700	5,805
GungHo Online Entertainment, Inc.	2,000	5,010
Gurunavi, Inc.	200	3,579
Hamamatsu Photonics KK	300	9,563
Hirose Electric Co. Ltd.	200	26,731
Hitachi High-Technologies Corp.	400	15,915
Hitachi Kokusai Electric, Inc.	300	7,094
Hitachi Ltd.	17,000	102,798
Horiba Ltd.	200	12,262
Itochu Techno-Solutions Corp.	300	10,241
Kakaku.com, Inc.	200	2,852
Keyence Corp.	220	100,088
Konica Minolta, Inc.	1,700	13,390
Kyocera Corp.	1,200	69,243
Mixi, Inc.	300	18,854
Murata Manufacturing Co. Ltd.	700	97,165
NEC Corp.	10,000	25,953
Nexon Co. Ltd.	500	9,454
Nomura Research Institute Ltd.	402	15,322
NTT Data Corp.	200	10,797
Obic Co. Ltd.	300	17,444
Oki Electric Industry Co. Ltd.	400	5,900
Omron Corp.	800	33,495
Oracle Corp. Japan	200	11,792
Otsuka Corp.	300	18,474
Renesas Electronics Corp.*	200	1,619
Ricoh Co. Ltd.	1,900	16,047
SCREEN Holdings Co. Ltd.	200	14,577
SCSK Corp.	300	13,279
Seiko Epson Corp.	1,100	23,107
Shimadzu Corp.	1,100	21,307
TDK Corp.	200	12,099
Tokyo Electron Ltd.	300	42,565
Topcon Corp.	400	7,317
Trend Micro, Inc.	400	20,111
Yahoo Japan Corp.	4,900	22,066
Yaskawa Electric Corp.	900	17,945
Yokogawa Electric Corp.	800	13,897

		1,153,534

Materials — 6.5%
Air Water, Inc.	400	7,205
Asahi Kasei Corp.	3,000	28,878

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Materials (Continued)
Daicel Corp.	900	$10,670
Daio Paper Corp.	400	4,912
Denka Co. Ltd.	3,000	15,111
DIC Corp.	400	13,763
Dowa Holdings Co. Ltd.	1,000	7,560
Hitachi Chemical Co. Ltd.	200	5,525
Hitachi Metals Ltd.	700	9,337
JFE Holdings, Inc.	2,000	33,395
JSR Corp.	800	13,441
Kansai Paint Co. Ltd.	700	15,160
Kobe Steel Ltd.*	1,100	10,076
Kuraray Co. Ltd.	1,000	18,004
Mitsubishi Chemical Holdings Corp.	4,800	36,396
Mitsubishi Gas Chemical Co., Inc.	600	12,392
Mitsubishi Materials Corp.	300	8,478
Nihon Parkerizing Co. Ltd.	400	5,921
Nippon Kayaku Co. Ltd.	1,000	13,908
Nippon Paint Holdings Co. Ltd.	400	15,933
Nippon Steel & Sumitomo Metal Corp.	3,200	68,190
Nissan Chemical Industries Ltd.	200	7,026
Nitto Denko Corp.	300	24,120
NOF Corp.	1,000	13,004
Oji Holdings Corp.	4,000	19,641
Shin-Etsu Chemical Co. Ltd.	1,100	98,795
Sumitomo Chemical Co. Ltd.	3,000	15,680
Sumitomo Metal Mining Co. Ltd.	3,000	36,515
Sumitomo Osaka Cement Co. Ltd.	2,000	8,753
Taiheiyo Cement Corp.	3,000	9,658
Taiyo Nippon Sanso Corp.	800	8,131
Toray Industries, Inc.	5,000	41,819
Tosoh Corp.	3,000	25,528
Ube Industries Ltd.	2,000	4,757
Zeon Corp.	1,000	10,227

		677,909

Real Estate — 4.3%
Aeon Mall Co. Ltd.	300	5,624
Daikyo, Inc.	1,000	2,035
Daito Trust Construction Co. Ltd.	300	47,393

	Number of Shares	Value
Real Estate (Continued)
Daiwa House Industry Co. Ltd.	2,200	$71,997
Hulic Co. Ltd.	1,300	12,296
Ichigo, Inc.	500	1,442
Leopalace21 Corp.	800	4,717
Mitsubishi Estate Co. Ltd.	5,000	93,525
Mitsui Fudosan Co. Ltd.	3,500	82,954
Nomura Real Estate Holdings, Inc.	300	6,473
NTT Urban Development Corp.	200	1,950
Relo Group, Inc.	500	10,083
Sumitomo Realty & Development Co. Ltd.	3,000	90,609
Takara Leben Co. Ltd.	400	1,838
Tokyo Tatemono Co. Ltd.	800	10,996
Tokyu Fudosan Holdings Corp.	1,700	10,208

		454,140

Telecommunication Services — 5.2%
KDDI Corp.	4,300	119,219
Nippon Telegraph & Telephone Corp.	2,900	139,198
NTT DOCOMO, Inc.	5,100	125,303
SoftBank Group Corp.	2,000	162,825

		546,545

Utilities — 1.4%
Chubu Electric Power Co., Inc.	2,100	28,551
Electric Power Development Co. Ltd.	400	10,638
Osaka Gas Co. Ltd.	6,000	23,727
Toho Gas Co. Ltd.	3,000	23,168
Tohoku Electric Power Co., Inc.	1,800	26,760
Tokyo Gas Co. Ltd.	7,000	36,397

		149,241

TOTAL COMMON STOCKS (Cost $9,987,349)		10,347,687

TOTAL INVESTMENTS — 98.6% (Cost $9,987,349)†		$10,347,687
Other assets and liabilities, net — 1.4%		149,362

NET ASSETS — 100.0%		$10,497,049

*	Non-income producing security.
†	The cost for federal income tax purposes was $10,025,215. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $322,472. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $835,222 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $512,750.

At May 31, 2017, open future contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
MINI TPX Index Futures	JPY	10	$141,972	6/08/2017	$4,755

Currency Abbreviations

JPY	Japanese Yen

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF (Continued)

May 31, 2017

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$10,347,687	$—	$—	$10,347,687
Derivatives (b)
Futures Contracts	4,755	—	—	4,755

TOTAL	$10,352,442	$—	$—	$10,352,442

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the year ended May 31, 2017.

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF

May 31, 2017

	Number of Shares	Value
COMMON STOCKS — 98.5%
Australia — 5.7%
Adelaide Brighton Ltd.	887	$3,645
ALS Ltd.	859	4,308
Ansell Ltd.	254	4,409
APN Outdoor Group Ltd.	438	1,510
ARB Corp. Ltd.	79	920
Ardent Leisure Group (a)	552	849
Australian Pharmaceutical Industries Ltd.	1,267	1,681
Bapcor Ltd.	971	3,766
Blackmores Ltd.	24	1,819
BT Investment Management Ltd.	223	1,839
BWP Trust REIT	822	1,857
carsales.com Ltd.	516	4,202
Catapult Group International Ltd.*	168	201
Charter Hall Group REIT	518	2,190
Charter Hall Retail REIT	732	2,366
Cleanaway Waste Management Ltd.	1,938	1,901
Corporate Travel Management Ltd.	78	1,277
Cromwell Property Group REIT	1,572	1,116
CSR Ltd.	1,151	3,566
Donaco International Ltd.	1,106	423
Downer EDI Ltd.	933	4,437
DuluxGroup Ltd.	744	3,892
Energy World Corp. Ltd.*	1,404	412
Evolution Mining Ltd.	1,675	3,000
Fairfax Media Ltd.	4,212	3,897
G8 Education Ltd.	428	1,072
Galaxy Resources Ltd.*	430	728
GrainCorp Ltd., Class A	387	2,968
Iluka Resources Ltd.	517	3,507
Independence Group NL	290	771
Infigen Energy*(a)	1,430	930
Investa Office Fund REIT	606	2,125
InvoCare Ltd.	358	3,902
IOOF Holdings Ltd. (b)	337	2,266
IRESS Ltd.	436	3,888
JB Hi-Fi Ltd.	236	4,054
Karoon Gas Australia Ltd.*	976	961
Link Administration Holdings Ltd.	400	2,303
Liquefied Natural Gas Ltd.*	1,841	882
Macquarie Atlas Roads Group (a)	1,069	4,647
Magellan Financial Group Ltd.	201	3,761
Mantra Group Ltd. (b)	372	807
Mayne Pharma Group Ltd.*	2,266	1,827
Mesoblast Ltd.*	370	580
Metcash Ltd.*	779	1,187
Mineral Resources Ltd.	259	1,944
Myer Holdings Ltd.	1,029	661
Navitas Ltd.	303	970
Northern Star Resources Ltd.	874	3,065
Nufarm Ltd.	227	1,668
Orocobre Ltd.*(b)	587	1,601
Orora Ltd.	2,200	4,594
OZ Minerals Ltd.	575	3,123
Perpetual Ltd.	43	1,699
Pilbara Minerals Ltd.*	1,521	458
Premier Investments Ltd.	118	1,088

	Number of Shares	Value
Australia (Continued)
Primary Health Care Ltd.	1,076	$2,942
Qube Holdings Ltd.	1,426	2,797
Regis Resources Ltd.	890	2,163
Saracen Mineral Holdings Ltd.*	1,871	1,453
Seven Group Holdings Ltd.	70	588
Shopping Centres Australasia Property Group REIT	1,508	2,588
Sirtex Medical Ltd.	109	971
SmartGroup Corp. Ltd.	110	556
Southern Cross Media Group Ltd.	867	731
Spark Infrastructure Group (a)	2,444	4,903
Spotless Group Holdings Ltd.	1,928	1,612
St Barbara Ltd.*	941	2,014
Star Entertainment Group Ltd.	1,047	4,030
Steadfast Group Ltd.	927	1,901
Super Retail Group Ltd.	299	1,711
Syrah Resources Ltd.*	531	1,081
Whitehaven Coal Ltd.*	1,030	1,936
WorleyParsons Ltd.*	252	2,313

		159,810

Austria — 1.1%
ams AG	95	6,214
BUWOG AG*	151	4,283
CA Immobilien Anlagen AG	142	3,388
DO & CO AG	7	521
IMMOFINANZ AG*(b)	975	2,190
Oesterreichische Post AG	79	3,430
S IMMO AG*	237	3,289
UNIQA Insurance Group AG	257	2,237
Wienerberger AG	210	4,951

		30,503

Belgium — 2.0%
Ablynx NV*	101	1,271
Ackermans & van Haaren NV	23	3,918
AGFA-Gevaert NV*	456	2,084
Befimmo SA REIT	38	2,238
Bekaert SA	74	3,844
Biocartis NV, 144A*	44	512
bpost SA	93	2,262
Cie d’Entreprises CFE	17	2,606
Cofinimmo SA REIT	29	3,507
D’ieteren SA/NV*	64	3,122
Elia System Operator SA/NV	37	2,163
Euronav NV	230	1,729
Galapagos NV*	59	4,910
Ion Beam Applications	28	1,699
KBC Ancora*	58	2,933
Melexis NV	37	3,338
Nyrstar NV*	105	650
Ontex Group NV	128	4,624
Sioen Industries NV	17	624
Sofina SA	20	2,925
Tessenderlo Chemie NV*	63	2,655
Warehouses De Pauw CVA REIT	20	2,040

		55,654

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Bermuda — 0.2%
Hiscox Ltd.	355	$5,617

Canada — 0.0%
Entertainment One Ltd.	425	1,338

China — 0.1%
Goodbaby International Holdings Ltd.*	1,522	744
Microport Scientific Corp.*	890	640

		1,384

Denmark — 1.7%
Ambu A/S, Class B	43	2,883
Bavarian Nordic A/S*	56	3,053
Dfds A/S	57	3,151
FLSmidth & Co A/S	73	4,444
GN Store Nord A/S	212	6,467
Jyske Bank A/S	87	4,656
NKT A/S*	33	2,714
Rockwool International A/S, Class B	17	3,402
Royal Unibrew A/S	82	3,784
SimCorp A/S	73	4,537
Spar Nord Bank A/S	144	1,852
Sydbank A/S	115	4,125
Topdanmark A/S*	111	3,338

		48,406

Faroe Islands — 0.1%
Bakkafrost P/F	78	2,889

Finland — 1.5%
Amer Sports OYJ*	130	3,016
Atria OYJ	224	2,836
Cargotec OYJ, Class B	60	3,572
Caverion Corp.*	228	1,906
Citycon OYJ	347	873
Huhtamaki OYJ	84	3,263
Kemira OYJ	177	2,231
Kesko OYJ, Class B	110	5,714
Konecranes OYJ	89	3,672
Metsa Board OYJ	280	2,136
Outokumpu OYJ	387	3,078
Outotec OYJ*	338	2,208
Sanoma OYJ	110	1,024
Stockmann OYJ Abp, Class B*	88	688
Tieto OYJ	74	2,416
Valmet OYJ	222	4,319

		42,952

France — 4.2%
ABC arbitrage	349	2,517
Alten SA*	68	6,059
Altran Technologies SA	268	4,834
Axway Software SA	34	1,239
Cie des Alpes	64	1,851
Cie Plastic Omnium SA	101	3,753
Coface SA	82	667
DBV Technologies SA*	31	2,069
Elior Group, 144A	128	3,626
Elis SA	150	3,343
Euler Hermes Group	9	947

	Number of Shares	Value
France (Continued)
Faurecia	85	$4,462
Gaztransport Et Technigaz SA	61	2,408
Genfit*	26	876
Groupe Fnac SA*	11	767
Havas SA	229	2,347
IPSOS	42	1,651
Korian SA	72	2,419
Mercialys SA REIT	122	2,387
Metropole Television SA	126	3,001
Neopost SA	79	3,519
Nexans SA	60	3,281
Nexity SA*	61	3,672
Orpea	48	5,446
Parrot SA*	33	400
Pierre & Vacances SA*	16	838
Rubis SCA	56	6,489
Sartorius Stedim Biotech	33	2,596
SOITEC*	25	1,379
Sopra Steria Group	27	4,280
SPIE SA	93	2,592
SRP Groupe SA, 144A*	56	1,612
Technicolor SA*	553	2,850
Teleperformance*	75	9,811
Television Francaise 1	189	2,425
Ubisoft Entertainment SA*	136	7,567
Vallourec SA*	368	2,321
Vicat SA	32	2,357
Virbac SA*	9	1,479
Worldline SA, 144A*	40	1,406

		117,543

Georgia — 0.1%
BGEO Group PLC	79	3,734

Germany — 5.8%
Aareal Bank AG*	74	3,095
alstria office REIT-AG REIT	201	2,805
AURELIUS Equity Opportunities SE & Co KGaA (b)	59	3,437
Aurubis AG	43	3,349
Bechtle AG	36	4,620
bet-at-home.com AG	24	3,872
Bilfinger SE (b)	64	2,475
Biotest AG*	29	888
Capital Stage AG	100	696
Carl Zeiss Meditec AG	41	2,121
CTS Eventim AG & Co. KGaA	61	2,659
Deutsche EuroShop AG	63	2,625
Deutsche Pfandbriefbank AG, 144A	59	752
Diebold Nixdorf AG	35	2,802
DMG Mori AG	74	4,095
Drillisch AG	91	5,750
Duerr AG	42	4,581
Freenet AG*	177	6,320
Gerresheimer AG	55	4,710
Grammer AG	15	827
GRENKE AG (b)	11	2,372
Indus Holding AG	35	2,465

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Germany (Continued)
KION Group AG	86	$6,363
Koenig & Bauer AG	32	2,182
Krones AG (b)	20	2,490
LEG Immobilien AG	77	7,259
Leoni AG	66	3,639
MorphoSys AG*	47	3,442
MTU Aero Engines AG	58	8,183
Nordex SE*(b)	122	1,746
Norma Group SE	73	3,888
Rational AG	4	2,159
Rheinmetall AG	61	5,854
RHOEN-KLINIKUM AG	52	1,565
Salzgitter AG	61	2,323
Siltronic AG*	17	1,523
Software AG	89	4,267
STADA Arzneimittel AG (b)	93	6,728
Stroeer SE & Co. KGaA	49	3,155
Suedzucker AG	100	2,139
TAG Immobilien AG	237	3,536
TLG Immobilien AG	221	4,498
Uniper SE*	250	4,874
Wacker Chemie AG	23	2,522
Wirecard AG (b)	152	10,131

		161,782

Hong Kong — 2.5%
Brightoil Petroleum Holdings Ltd.*	6,070	1,690
Cafe de Coral Holdings Ltd.	1,036	3,397
Champion REIT	2,679	1,746
China Financial International Investments Ltd.*	7,618	284
China Strategic Holdings Ltd.*	74,081	1,331
Chow Sang Sang Holdings International Ltd.	423	988
Dah Sing Financial Holdings Ltd.	359	2,746
Digital Domain Holdings Ltd.*	25,202	1,019
Emperor Entertainment Hotel Ltd.	3,008	672
Enerchina Holdings Ltd.*	11,566	310
Esprit Holdings Ltd.*	2,891	2,026
Freeman FinTech Corp. Ltd.*	13,520	902
Future World Financial Holdings Ltd.*	6,640	199
Giordano International Ltd.	2,000	1,075
Global Brands Group Holding Ltd.*	12,064	1,533
Good Resources Holdings Ltd.*	4,198	213
Great Eagle Holdings Ltd.	336	1,656
Haitong International Securities Group Ltd.	2,000	1,158
HKBN Ltd.	2,214	2,367
Hopewell Holdings Ltd.	1,149	4,313
Hsin Chong Group Holdings Ltd.*	6,452	285
Huarong International Financial Holdings Ltd.*	1,135	427
Johnson Electric Holdings Ltd.	461	1,662
Landing International Development Ltd.*	328,662	4,386
Luk Fook Holdings International Ltd.	455	1,547
Madison Wine Holdings Ltd.*	1,569	393
Man Wah Holdings Ltd.	2,954	2,957
Mason Financial Holdings Ltd.*	43,237	572

	Number of Shares	Value
Hong Kong (Continued)
Mei Ah Entertainment Group Ltd.*	5,171	$275
Melco International Development Ltd.	1,564	4,114
Modern Dental Group Ltd.	1,149	467
Neo Telemedia Ltd.*	645	25
NewOcean Energy Holdings Ltd.*	4,401	1,355
Noble Group Ltd.*	1,150	295
Nord Anglia Education, Inc.*	25	806
Orient Overseas International Ltd.*	331	2,100
Pacific Textiles Holdings Ltd.	975	1,080
Powerwell Pacific Holdings Ltd.*	1,189	493
Regina Miracle International Holdings Ltd., 144A (b)	687	522
Summit Ascent Holdings Ltd.*	1,760	454
SUNeVision Holdings Ltd.	2,398	1,474
Television Broadcasts Ltd.	606	2,282
Town Health International Medical Group Ltd.	8,362	934
Value Partners Group Ltd.	1,749	1,647
Vision Fame International Holding Ltd.*	1,913	221
VST Holdings Ltd.	1,572	486
VTech Holdings Ltd.	304	4,631
Xinyi Glass Holdings Ltd.*	4,105	4,035

		69,550

India — 0.0%
Vedanta Resources PLC	113	890

Ireland — 1.4%
C&C Group PLC	741	2,830
COSMO Pharmaceuticals NV	8	1,346
Glanbia PLC	229	4,656
Grafton Group PLC	341	3,412
Greencore Group PLC	1,204	3,746
Hibernia REIT PLC REIT	1,745	2,725
Hostelworld Group PLC, 144A	169	784
Irish Continental Group PLC	368	2,197
Kingspan Group PLC	180	6,238
Smurfit Kappa Group PLC	271	7,628
UDG Healthcare PLC	395	4,156

		39,718

Isle of Man — 0.4%
GVC Holdings PLC	354	3,667
Paysafe Group PLC*	650	4,192
Playtech PLC	299	3,812

		11,671

Israel — 1.4%
Airport City Ltd.*	73	986
Alony Hetz Properties & Investments Ltd.	127	1,259
Caesarstone Ltd.*	32	1,202
Cellcom Israel Ltd.*	112	1,090
CyberArk Software Ltd.*	29	1,421
Delek Group Ltd.	5	1,219
El Al Israel Airlines	787	720
Gazit-Globe Ltd.	362	3,530
Israel Discount Bank Ltd., Class A*	2,506	6,515
Ituran Location and Control Ltd.	55	1,771
Kornit Digital Ltd.*	63	1,055

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Israel (Continued)
Melisron Ltd.	22	$1,142
Neuroderm Ltd.*	24	572
Orbotech Ltd.*	83	2,961
Partner Communications Co. Ltd.*	209	1,157
Paz Oil Co. Ltd.	9	1,547
Plus500 Ltd.	97	640
SodaStream International Ltd.*	25	1,325
Strauss Group Ltd.	53	967
Tower Semiconductor Ltd.*	152	3,941
Wix.com Ltd.*	46	3,390

		38,410

Italy — 3.8%
A2A SpA	2,734	4,521
Anima Holding SpA, 144A	439	2,794
Autogrill SpA	277	3,370
Azimut Holding SpA	115	2,332
Banca Carige SpA*(b)	2,595	680
Banca Generali SpA	90	2,597
Banca Mediolanum SpA	253	2,089
Banca Monte dei Paschi di Siena SpA*	49	0
BPER Banca	631	3,091
Banca Popolare di Sondrio SCPA	851	3,271
Banco BPM SpA*	1,768	5,505
Biesse SpA	39	1,515
Brembo SpA	305	4,855
Brunello Cucinelli SpA	27	696
Buzzi Unicem SpA	130	3,375
Cerved Information Solutions SpA	236	2,515
Credito Valtellinese SpA*	190	724
Davide Campari-Milano SpA	910	6,364
De’ Longhi SpA	96	3,194
DiaSorin SpA	45	3,485
Ei Towers SpA	56	3,340
El.EN. SpA	18	606
Fila SpA	27	574
Fincantieri SpA*	560	569
FinecoBank Banca Fineco SpA	466	3,502
GEox SpA	180	553
Hera SpA	1,270	4,180
Interpump Group SpA	100	2,931
Iren SpA	600	1,446
Italgas SpA	500	2,647
Mediaset SpA*	876	3,458
Moncler SpA	195	4,749
Newron Pharmaceuticals SpA*	26	584
OVS SpA, 144A	168	1,192
Reply SpA	5	989
Salini Impregilo SpA	533	1,916
Salvatore Ferragamo SpA	84	2,345
Societa Cattolica di Assicurazioni SCRL	341	2,948
Sogefi SpA*	142	818
Tod’s SpA	30	2,046
Unione di Banche Italiane SpA	871	3,290
Unipol Gruppo Finanziario SpA	709	2,953
Yoox Net-A-Porter Group SpA*	75	2,093

		106,702

	Number of Shares	Value
Japan — 29.6%
Activia Properties, Inc. REIT	1	$4,614
Adastria Co. Ltd.	100	2,647
ADEKA Corp.	300	4,364
Advance Residence Investment Corp. REIT	2	5,306
Advantest Corp.	200	3,574
AEON REIT Investment Corp. REIT	3	3,299
Aica Kogyo Co. Ltd.	200	5,833
Aiful Corp. *	800	2,348
Anritsu Corp.	700	6,055
Aoyama Trading Co. Ltd.	100	3,607
Asahi Intecc Co. Ltd.	100	4,623
Autobacs Seven Co. Ltd.	300	4,732
Awa Bank Ltd.	1,000	6,844
Azbil Corp.	200	7,287
Broadleaf Co. Ltd.	300	1,942
Capcom Co. Ltd.	100	2,361
Chiba Kogyo Bank Ltd.	100	521
Citizen Watch Co. Ltd.	300	1,958
COMSYS Holdings Corp.	300	6,355
COOKPAD, Inc.	200	1,587
CyberAgent, Inc.	200	7,223
Daido Steel Co. Ltd.	1,000	5,472
Daifuku Co. Ltd.	200	6,095
Daiichikosho Co. Ltd.	100	4,831
Daishi Bank Ltd.	1,000	4,244
Daisyo Corp.	100	1,563
Denka Co. Ltd.	1,000	5,029
DIC Corp.	100	3,436
DMG Mori Co. Ltd.	200	3,146
Ebara Corp.	200	5,661
Ezaki Glico Co. Ltd.	100	5,643
Frontier Real Estate Investment Corp. REIT	1	4,375
Fujikura Ltd.	1,000	8,569
Fukuoka REIT Corp. REIT	3	4,757
Funai Electric Co. Ltd.	200	1,560
Funai Soken Holdings, Inc.	200	4,491
Furukawa Electric Co. Ltd.	200	8,948
Glory Ltd.	200	6,790
GLP J-REIT	3	3,383
GMO internet, Inc.	200	2,646
GS Yuasa Corp.	1,000	4,488
Gunma Bank Ltd.	400	2,124
H2O Retailing Corp.	200	3,353
Haseko Corp.	500	6,348
Hazama Ando Corp.	600	4,334
Heiwa Corp.	200	4,350
HIS Co. Ltd.	100	2,826
Hitachi Capital Corp.	100	2,321
Hokkaido Electric Power Co., Inc.	500	3,824
Hokkoku Bank Ltd.	1,000	3,485
Hokuhoku Financial Group, Inc.	100	1,469
Horiba Ltd.	100	6,122
Hosiden Corp.	300	3,408
House Foods Group, Inc.	200	5,019
Hulic Reit, Inc. REIT	1	1,654
Hyakugo Bank Ltd.	1,000	3,946
Ibiden Co. Ltd.	100	1,792

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Japan (Continued)
IDOM, Inc.	100	$550
Industrial & Infrastructure Fund Investment Corp. REIT	1	4,515
Ines Corp.	400	4,164
Invincible Investment Corp. REIT	7	3,293
Ito En Ltd.	200	8,271
Itochu Techno-Solutions Corp.	100	3,409
Itoham Yonekyu Holdings, Inc.	200	1,869
Iwatani Corp.	1,000	6,528
Iyo Bank Ltd.	300	2,159
Izumi Co. Ltd.	100	5,445
Jafco Co. Ltd.	100	3,837
Japan Display, Inc.*	700	1,251
Japan Excellent, Inc. REIT	3	3,557
Japan Hotel REIT Investment Corp. REIT	5	3,625
Japan Logistics Fund, Inc. REIT	2	4,302
Japan Petroleum Exploration Co. Ltd.	100	2,014
Japan Rental Housing Investments, Inc. REIT	6	4,480
Japan Steel Works Ltd.	200	2,900
Jimoto Holdings, Inc.	400	712
Juroku Bank Ltd.	1,000	2,916
JVC Kenwood Corp.*	900	2,365
Kagome Co. Ltd.	200	6,384
Kaken Pharmaceutical Co. Ltd.	50	2,880
Kawasaki Kisen Kaisha Ltd.*	2,000	5,183
Keiyo Bank Ltd.	1,000	4,063
Keiyo Co. Ltd.	500	3,264
Kenedix Office Investment Corp. REIT	1	5,571
Kewpie Corp.	200	5,219
Kinden Corp.	300	4,600
Kiyo Bank Ltd.	300	4,900
Kobayashi Pharmaceutical Co. Ltd.	100	5,896
K’s Holdings Corp.	300	6,176
Kumagai Gumi Co. Ltd.	1,000	3,106
Kyowa Exeo Corp.	100	1,661
Laox Co. Ltd.*	200	916
Leopalace21 Corp.	600	3,532
Lintec Corp.	200	4,740
Maruha Nichiro Corp.	100	2,862
Matsui Securities Co. Ltd.	400	3,265
Matsumotokiyoshi Holdings Co. Ltd.	100	5,851
Matsuya Foods Co. Ltd.	100	3,752
Megmilk Snow Brand Co. Ltd.	100	3,025
Meitec Corp.	100	4,248
Mitsubishi Paper Mills Ltd.*	100	667
Mitsui Engineering & Shipbuilding Co. Ltd.	2,000	2,745
Mitsui High-Tec, Inc.	400	4,468
Mitsui Mining & Smelting Co. Ltd.	1,000	3,982
Miura Co. Ltd.	100	1,950
MonotaRO Co. Ltd.	100	3,368
Mori Hills REIT Investment Corp. REIT	3	3,828
Mori Trust Sogo Reit, Inc. REIT	2	3,243
Morinaga & Co. Ltd.	20	1,192
Musashino Bank Ltd.	100	2,971
Nagase & Co. Ltd.	400	5,707
Nankai Electric Railway Co. Ltd.	1,000	5,291

	Number of Shares	Value
Japan (Continued)
NHK Spring Co. Ltd.	200	$2,104
Nichi-iko Pharmaceutical Co. Ltd.	100	1,459
Nichirei Corp.	100	2,862
Nifco, Inc.	100	5,111
Nihon Kohden Corp.	200	4,462
Nihon M&A Center, Inc.	200	7,901
Nikkon Holdings Co. Ltd.	300	6,607
Nippon Accommodations Fund, Inc. REIT	1	4,438
Nippon Kayaku Co. Ltd.	300	4,166
Nippon Light Metal Holdings Co. Ltd.	600	1,403
Nippon Paper Industries Co. Ltd.	200	3,800
Nippon Shinyaku Co. Ltd.	100	5,833
Nippon Suisan Kaisha Ltd.	600	3,131
Nipro Corp.	500	6,980
Nishimatsu Construction Co. Ltd.	1,000	5,499
Nishi-Nippon Financial Holdings, Inc.	200	1,958
Nishi-Nippon Railroad Co. Ltd.	1,000	4,298
Nissan Shatai Co. Ltd.	300	3,023
Nisshin Steel Co. Ltd.	100	1,102
Nisshinbo Holdings, Inc.	300	2,836
North Pacific Bank Ltd.	900	3,104
NTN Corp.	1,000	4,578
Ogaki Kyoritsu Bank Ltd.	1,000	2,817
Okamoto Industries, Inc.	100	1,181
Oki Electric Industry Co. Ltd.	100	1,473
OncoTherapy Science, Inc.*	600	1,251
Orix JREIT, Inc. REIT	3	4,751
OSG Corp.	200	4,069
OSJB Holdings Corp.	200	520
Penta-Ocean Construction Co. Ltd.	1,000	5,679
PeptiDream, Inc.*	26	1,491
Pigeon Corp.	200	6,898
Pilot Corp.	100	3,892
Premier Investment Corp. REIT	4	4,298
Proto Corp.	100	1,530
Qol Co. Ltd.	200	3,068
Resorttrust, Inc.	200	3,709
Rohto Pharmaceutical Co. Ltd.	200	4,161
Sangetsu Corp.	200	3,539
San-In Godo Bank Ltd.	200	1,504
Sankyu, Inc.	1,000	6,239
Sanwa Holdings Corp.	500	5,517
Sapporo Holdings Ltd.	200	5,797
Sawai Pharmaceutical Co. Ltd.	50	2,704
SCREEN Holdings Co. Ltd.	60	4,367
SCSK Corp.	100	4,420
Seino Holdings Co. Ltd.	400	5,017
Sekisui House SI Residential Investment Corp. REIT	4	4,356
Senshu Ikeda Holdings, Inc.	800	3,265
Septeni Holdings Co. Ltd.	100	333
Seria Co. Ltd.	46	2,226
Shiga Bank Ltd.	1,000	4,921
Shikoku Electric Power Co., Inc.	200	2,499
Shimachu Co. Ltd.	200	4,663
Shinko Plantech Co. Ltd.	500	3,634
Ship Healthcare Holdings, Inc.	100	2,786

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Japan (Continued)
Showa Denko KK	200	$3,888
Skylark Co. Ltd.	300	4,716
Sojitz Corp.	2,400	5,786
Sosei Group Corp.*	17	1,718
Square Enix Holdings Co. Ltd.	200	6,339
Sugi Holdings Co. Ltd.	100	5,327
Sumco Corp.	300	4,960
Sumitomo Forestry Co. Ltd.	300	4,778
Sumitomo Mitsui Construction Co. Ltd.	5,400	6,046
Sumitomo Osaka Cement Co. Ltd.	1,000	4,370
Taiyo Yuden Co. Ltd.	300	4,261
Takara Holdings, Inc.	500	5,201
Tatsuta Electric Wire And Cable Co. Ltd.	100	497
Temp Holdings Co. Ltd.	300	5,924
TIS, Inc.	200	5,797
Toda Corp.	1,000	6,302
Toho Holdings Co. Ltd.	100	2,028
Tokai Rika Co. Ltd.	200	3,670
Tokai Tokyo Financial Holdings, Inc.	700	3,641
Tokuyama Corp.*	1,000	4,424
Tokyo Century Corp.	100	3,788
Tokyo Ohka Kogyo Co. Ltd.	100	3,517
Tokyu REIT, Inc. REIT	4	4,977
Tomy Co. Ltd.	100	1,284
Topcon Corp.	200	3,653
Toyo Corp./Chuo-ku	400	3,789
Toyo Kanetsu KK	300	848
Toyo Tire & Rubber Co. Ltd.	200	3,850
Toyobo Co. Ltd.	3,000	5,282
Toyota Boshoku Corp.	200	3,859
TS Tech Co. Ltd.	200	5,625
Tsukuba Bank Ltd.	200	562
Tsukui Corp.	600	3,727
Tsumura & Co.	200	7,305
Tsutsumi Jewelry Co. Ltd.	100	1,891
Ube Industries Ltd.	3,000	7,124
Ushio, Inc.	300	3,852
Valor Holdings Co. Ltd.	200	4,578
Wacoal Holdings Corp.	100	1,282
W-Scope Corp. (b)	100	1,584
Yamato Kogyo Co. Ltd.	100	2,399
Yokohama Reito Co. Ltd.	600	5,753
Zenkoku Hosho Co. Ltd.	100	4,095
Zensho Holdings Co. Ltd.	100	1,821
Zeon Corp.	200	2,042

		824,640

Jersey Island — 0.3%
Centamin PLC	1,368	2,935
Phoenix Group Holdings	414	4,024

		6,959

Luxembourg — 0.4%
APERAM SA	70	3,355
B&M European Value Retail SA	827	3,882
Grand City Properties SA	154	3,191

		10,428

	Number of Shares	Value
Malta — 0.2%
Catena Media PLC*	55	$631
Gaming Innovation Group, Inc.*	774	536
Kindred Group PLC SDR	359	3,856

		5,023

Netherlands — 2.4%
Aalberts Industries NV	126	5,096
Accell Group	46	1,542
Arcadis NV	131	2,316
ASM International NV	70	4,341
ASR Nederland NV*	65	2,086
BE Semiconductor Industries NV	42	2,247
Corbion NV	121	3,671
Eurocommercial Properties NV	69	2,872
Euronext NV, 144A	79	4,132
Fugro NV*	102	1,484
IMCD Group NV	88	4,842
InterXion Holding NV*	83	3,689
Koninklijke BAM Groep NV	472	2,504
OCI NV*(b)	92	2,199
Philips Lighting NV, 144A	100	3,707
PostNL NV	653	3,192
SBM Offshore NV	260	4,004
TKH Group NV	71	3,562
TomTom NV*	193	1,970
Wereldhave NV REIT	55	2,650
Wessanen	225	3,779

		65,885

New Zealand — 1.1%
a2 Milk Co. Ltd.*	685	1,641
Air New Zealand Ltd.	1,391	2,829
Chorus Ltd.	499	1,596
Fisher & Paykel Healthcare Corp. Ltd.	888	6,732
Infratil Ltd.	2,185	4,706
Kiwi Property Group Ltd.	4,951	5,051
SKY Network Television Ltd.	255	652
SKYCITY Entertainment Group Ltd.	1,205	3,740
Trade Me Group Ltd.	485	1,821
Z Energy Ltd.	425	2,258

		31,026

Norway — 1.3%
Aker ASA, Class A	27	994
Aker BP ASA	206	3,364
Aker Solutions ASA*	380	1,873
Atea ASA*	97	1,182
DNO ASA*(b)	1,581	1,458
Entra ASA, 144A	137	1,662
Europris ASA, 144A	363	1,568
Frontline Ltd.	152	852
Grieg Seafood ASA	73	548
Hexagon Composites ASA*	222	709
Kongsberg Automotive ASA*	1,347	1,051
Leroy Seafood Group ASA	360	1,939
Norway Royal Salmon ASA*	31	538
Norwegian Air Shuttle ASA*(b)	65	1,751
Opera Software ASA*	184	714

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Norway (Continued)
Petroleum Geo-Services ASA*(b)	205	$441
Salmar ASA	50	1,353
Scatec Solar ASA, 144A	112	563
SpareBank 1 Smn	152	1,250
Storebrand ASA	856	5,587
TGS NOPEC Geophysical Co ASA	166	3,458
Thin Film Electronics ASA*(b)	981	435
XXL ASA, 144A	142	1,534

		34,824

Peru — 0.1%
Hochschild Mining PLC	442	1,631

Portugal — 0.4%
Banco Comercial Portugues SA, Class R*	12,159	3,141
Corticeira Amorim SGPS SA	42	572
CTT-Correios de Portugal SA	368	2,240
NOS SGPS SA	322	1,969
Sonae SGPS SA	2,020	2,081

		10,003

Russia — 0.0%
Evraz PLC*	439	1,075

Singapore — 1.4%
BW LPG Ltd., 144A	141	573
Cape PLC	178	551
Chip Eng Seng Corp. Ltd.	7,500	3,875
COSCO Shipping International Singapore Co. Ltd.*	3,000	564
Keppel REIT	4,600	3,674
Mapletree Commercial Trust REIT	3,800	4,243
Mapletree Greater China Commercial Trust REIT	5,600	4,310
Mapletree Industrial Trust REIT	3,800	5,012
Mapletree Logistics Trust REIT	4,600	3,890
Midas Holdings Ltd.*	11,500	1,870
Raffles Medical Group Ltd.	1,100	1,101
Sembcorp Marine Ltd.	1,100	1,339
Singapore Post Ltd.	3,000	2,743
Venture Corp. Ltd.	600	5,607

		39,352

South Africa — 0.1%
Petra Diamonds Ltd.*	866	1,447

Spain — 2.5%
Acciona SA	35	3,356
Acerinox SA	245	3,310
Almirall SA	117	2,033
Applus Services SA	272	3,484
Atresmedia Corp. de Medios de Comunicacion SA	124	1,602
Banco Popular Espanol SA*	3,000	2,052
Bolsas y Mercados Espanoles SHMSF SA	103	3,714
Cellnex Telecom SA, 144A	200	4,190
Ebro Foods SA	112	2,646
Fomento de Construcciones y Contratas SA*	280	3,089
Grupo Catalana Occidente SA	36	1,494
Hispania Activos Inmobiliarios SOCIMI SA REIT	240	4,025

	Number of Shares	Value
Spain (Continued)
Indra Sistemas SA*	219	$3,038
Inmobiliaria Colonial SA	376	3,057
Mediaset Espana Comunicacion SA	203	2,726
Melia Hotels International SA	146	2,230
Merlin Properties Socimi SA REIT	281	3,564
NH Hotel Group SA*	386	2,259
Papeles y Cartones de Europa SA	150	1,306
Prosegur Cia de Seguridad SA	342	2,290
Realia Business SA*	1,907	2,292
Sacyr SA*	831	2,487
Saeta Yield SA	50	560
Tecnicas Reunidas SA	62	2,388
Telepizza Group SA, 144A*	150	853
Tubacex SA	228	949
Viscofan SA	78	4,769

		69,763

Sweden — 4.8%
AAK AB	50	3,745
Axfood AB	118	1,974
Betsson AB*	166	1,514
Betsson AB, Red Shares*	166	91
Bilia AB, Class A*	52	1,038
BillerudKorsnas AB	229	3,652
BioGaia AB, Class B	18	744
Bonava AB, Class B	134	2,421
Camurus AB*	35	486
Castellum AB	200	2,985
Com Hem Holding AB	329	4,421
Dometic Group AB, 144A	223	1,831
Dustin Group AB, 144A	148	1,260
Elekta AB, Class B	477	4,777
Evolution Gaming Group AB, 144A	55	2,588
Fabege AB	178	3,344
Fastighets AB Balder, Class B*	137	3,435
Fingerprint Cards AB, Class B*	461	1,506
Hemfosa Fastigheter AB	216	2,244
Hexpol AB	336	3,499
Holmen AB, Class B	77	3,461
Hufvudstaden AB, Class A	151	2,566
Indutrade AB	186	4,366
Intrum Justitia AB*	123	4,163
Investment AB Oresund	166	2,913
JM AB	108	4,062
Kungsleden AB	402	2,433
Loomis AB, Class B	117	4,409
Modern Times Group MTG AB, Class B	100	3,441
NCC AB, Class B	143	3,998
NetEnt AB*(b)	336	2,743
New Wave Group AB, Class B	141	969
Nibe Industrier AB, Class B (b)	603	5,630
Nobia AB	181	1,966
Pandox AB	71	1,266
Peab AB	364	4,318
Probi AB	9	601
Ratos AB, Class B	412	2,024
RaySearch Laboratories AB*	28	770
Saab AB, Class B	80	4,162

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
Sweden (Continued)
SkiStar AB	65	$1,458
SSAB AB, Class A*	355	1,449
SSAB AB, Class B*	700	2,332
Sweco AB, Class B	87	2,268
Swedish Orphan Biovitrum AB*	210	3,296
Thule Group AB, 144A	111	2,084
Trelleborg AB, Class B	274	6,444
Vitrolife AB	17	1,064
Wallenstam AB, Class B	294	2,752
Wihlborgs Fastigheter AB	183	3,744

		134,707

Switzerland — 4.7%
Allreal Holding AG*	24	4,428
Aryzta AG*	18	568
Banque Cantonale Vaudoise	2	1,440
Basilea Pharmaceutica AG*	29	2,291
Bobst Group SA	24	2,421
Bucher Industries AG	8	2,604
Burckhardt Compression Holding AG	8	2,507
Cembra Money Bank AG*	35	3,297
Clariant AG*	344	7,199
Daetwyler Holding AG	10	1,699
dormakaba Holding AG*	6	5,417
Emmi AG*	3	2,325
Ferrexpo PLC	266	588
Flughafen Zurich AG	25	6,195
Forbo Holding AG	2	3,302
GAM Holding AG*	291	3,996
Georg Fischer AG	7	6,602
Helvetia Holding AG	6	3,472
IWG PLC	880	3,768
Leonteq AG*	22	1,053
Logitech International SA	248	9,064
Meyer Burger Technology AG*(b)	827	922
Mobimo Holding AG*	8	2,255
Molecular Partners AG*	19	575
OC Oerlikon Corp. AG*	370	4,699
Oriflame Holding AG*	83	3,399
Panalpina Welttransport Holding AG	26	3,568
PSP Swiss Property AG	53	4,999
Santhera Pharmaceuticals Holding AG*	8	515
SFS Group AG*	42	4,852
Sulzer AG	17	1,982
Sunrise Communications Group AG, 144A*	61	5,070
Tecan Group AG	22	4,159
Temenos Group AG*	91	8,465
u-blox AG*	14	2,888
Valiant Holding AG	27	3,142
VAT Group AG, 144A*	18	2,228
Vontobel Holding AG	56	3,495

		131,449

United Kingdom — 17.1%
AA PLC	811	2,440
Abcam PLC	309	3,898
Acacia Mining PLC	239	885
Aggreko PLC	303	3,375

	Number of Shares	Value
United Kingdom (Continued)
Allied Minds PLC*	341	$652
Amec Foster Wheeler PLC	445	2,918
Arrow Global Group PLC	106	545
Ashmore Group PLC	608	2,747
ASOS PLC*	76	6,284
Assura PLC REIT	2,014	1,648
AVEVA Group PLC	96	2,395
Balfour Beatty PLC	1,064	3,863
BBA Aviation PLC	1,293	5,369
Beazley PLC	592	3,602
Bellway PLC	149	5,425
Berendsen PLC	213	3,013
Big Yellow Group PLC REIT	220	2,235
Blue Prism Group PLC*	46	556
Bodycote PLC	362	3,626
boohoo.com PLC*	1,538	4,161
Booker Group PLC	2,108	5,419
Bovis Homes Group PLC	198	2,327
Brewin Dolphin Holdings PLC	640	2,792
Britvic PLC	409	3,689
BTG PLC*	506	4,261
Cairn Energy PLC*	954	2,490
Capital & Counties Properties PLC	623	2,523
Card Factory PLC	683	2,936
Carillion PLC (b)	686	1,798
Chemring Group PLC	471	1,095
Cineworld Group PLC	245	2,267
Clinigen Group PLC	216	2,477
Close Brothers Group PLC	150	3,094
CMC Markets PLC, 144A	243	398
Countrywide PLC (b)	406	889
Crest Nicholson Holdings PLC	362	2,945
CVS Group PLC	63	1,142
CYBG PLC*	975	3,355
Daily Mail & General Trust PLC, Class A	331	2,941
Dairy Crest Group PLC	291	2,291
Debenhams PLC	2,441	1,576
Derwent London PLC REIT	114	4,063
Dialight PLC*	41	547
Dialog Semiconductor PLC*	108	5,156
Dignity PLC	70	2,282
Diploma PLC	225	3,244
Domino’s Pizza Group PLC	774	3,161
Drax Group PLC	657	2,931
DS Smith PLC	1,114	6,275
Dunelm Group PLC	180	1,452
EI Group PLC*	500	916
Electrocomponents PLC	543	4,103
Elementis PLC	834	3,227
Essentra PLC	351	2,600
esure Group PLC	623	2,173
Fenner PLC	335	1,351
Fevertree Drinks PLC	176	3,984
Firstgroup PLC*	1,747	3,372
Forterra PLC, 144A	174	599
Galliford Try PLC	128	2,062
Genus PLC	116	2,799

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
United Kingdom (Continued)
Go-Ahead Group PLC	60	$1,415
Gocompare.Com Group PLC*	623	751
Grainger PLC	828	2,884
Great Portland Estates PLC REIT	297	2,428
Greene King PLC	340	3,305
Greggs PLC	178	2,498
Halfords Group PLC	479	2,242
Halma PLC	411	6,069
Hansteen Holdings PLC REIT	1,723	2,862
Hastings Group Holdings PLC, 144A	138	558
Hays PLC	1,911	4,109
HomeServe PLC	447	4,233
Hotel Chocolat Group Ltd.*	113	561
Howden Joinery Group PLC	783	4,570
Hunting PLC	242	1,576
IG Group Holdings PLC	334	2,513
Imagination Technologies Group PLC*(b)	506	764
Inchcape PLC	591	6,221
Indivior PLC	978	4,104
Informa PLC	978	8,455
Intermediate Capital Group PLC	392	4,457
International Personal Finance PLC	538	1,109
Interserve PLC	318	922
iomart Group PLC	182	706
J D Wetherspoon PLC	178	2,360
JD Sports Fashion PLC	421	2,447
Jimmy Choo PLC*	339	863
John Laing Group PLC, 144A	448	1,724
John Wood Group PLC	478	4,407
Jupiter Fund Management PLC	385	2,449
Just Eat PLC*	610	5,278
Kainos Group PLC	134	401
KAZ Minerals PLC*	304	1,900
Keller Group PLC	191	2,115
Kier Group PLC	152	2,460
Ladbrokes Coral Group PLC	1,498	2,301
Laird PLC	961	1,724
Lancashire Holdings Ltd.	221	1,980
LondonMetric Property PLC REIT	978	2,123
Man Group PLC	1,862	3,774
Marston’s PLC	922	1,610
Melrose Industries PLC	2,298	7,084
Metro Bank PLC*	71	3,385
Micro Focus International PLC	259	7,989
Mitchells & Butlers PLC	384	1,206
Mitie Group PLC (b)	607	1,894
Moneysupermarket.com Group PLC	645	2,898
Morgan Advanced Materials PLC	622	2,393
National Express Group PLC	591	2,823
NEX Group PLC	323	2,682
Northgate PLC	377	2,579
Ocado Group PLC*(b)	745	3,021
On The Beach Group PLC, 144A	106	534
Ophir Energy PLC*	768	819
Pagegroup PLC	431	2,615
Pantheon Resources PLC*	334	284
Paragon Group of Cos. PLC	206	1,211

	Number of Shares	Value
United Kingdom (Continued)
Pendragon PLC	1,500	$701
Pennon Group PLC	416	4,936
Pets at Home Group PLC	676	1,449
Premier Oil PLC*(b)	1,231	916
Purplebricks Group PLC*	110	582
PZ Cussons PLC	347	1,545
QinetiQ Group PLC	695	2,796
Redrow PLC	370	2,672
Renewi PLC	459	559
Renishaw PLC	75	3,577
Rentokil Initial PLC	1,918	6,564
Restaurant Group PLC	330	1,549
Restore PLC	191	1,063
Rightmove PLC	120	6,704
Rotork PLC	1,389	4,216
RPC Group PLC	451	4,986
RPS Group PLC	315	1,120
Safestore Holdings PLC REIT	567	3,214
Saga PLC	1,300	3,385
Savills PLC	220	2,452
Seadrill Ltd.*(b)	478	226
Senior PLC	782	2,371
Serco Group PLC*	1,694	2,591
Shaftesbury PLC REIT	323	4,045
SIG PLC	1,189	2,362
Sirius Minerals PLC*(b)	5,396	2,138
Sophos Group PLC, 144A	300	1,749
Sound Energy PLC*	699	637
Spectris PLC	168	5,656
Spirax-Sarco Engineering PLC	80	5,850
Spire Healthcare Group PLC, 144A	482	2,124
SSP Group PLC	614	3,853
St. Modwen Properties PLC	445	1,994
Staffline Group PLC	34	635
Stagecoach Group PLC	641	1,747
Stobart Group Ltd.	157	562
Stock Spirits Group PLC	310	699
Subsea 7 SA	344	4,947
SuperGroup PLC	112	2,238
Synthomer PLC	486	3,156
TalkTalk Telecom Group PLC (b)	754	1,724
Ted Baker PLC	85	2,684
Telecom Plus PLC	160	2,723
Thomas Cook Group PLC	2,271	2,702
TP ICAP PLC	505	3,106
Tritax Big Box REIT PLC REIT	1,306	2,482
Tullow Oil PLC*(b)	1,794	4,225
UBM PLC	461	4,294
Ultra Electronics Holdings PLC	109	2,994
UNITE Group PLC REIT	277	2,248
Vectura Group PLC*	1,033	1,567
Vesuvius PLC	267	1,994
Victrex PLC	129	3,209
Virgin Money Holdings UK PLC	413	1,587
VTTI Energy Partners LP	61	1,190
WH Smith PLC	184	4,229
Workspace Group PLC REIT	149	1,693

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (Continued)

May 31, 2017

	Number of Shares	Value
United Kingdom (Continued)
WS Atkins PLC	148	$3,968
ZPG PLC, 144A	300	1,444

		475,913

United States — 0.1%
Sims Metal Management Ltd.	324	3,209

TOTAL COMMON STOCKS (Cost $2,519,668)		2,745,887

PREFERRED STOCKS — 0.4%
Germany — 0.4%
Jungheinrich AG	129	4,855
Sartorius AG	60	6,117

		10,972

TOTAL PREFERRED STOCKS (Cost $6,458)		10,972

	Number of Shares	Value
EXCHANGE-TRADED FUND — 0.2%
iShares MSCI EAFE Small-Capital ETF (b) (Cost $5,408)	100	$5,827

SECURITIES LENDING COLLATERAL — 2.8%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.74% (c)(d) (Cost $78,351)	78,351	78,351

TOTAL INVESTMENTS — 101.9% (Cost $2,609,885)†		$2,841,037
Other assets and liabilities, net — (1.9%)		(54,115)

NET ASSETS — 100.0%		$2,786,922

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,640,601. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $200,436. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $410,093 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $209,657.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2017 amounted to $72,216, which is 2.6% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of May 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	6/5/2017	AUD	234,000	USD	174,887	$1,027
The Bank of Nova Scotia	6/5/2017	EUR	611,000	USD	666,338	(20,223)
The Bank of Nova Scotia	6/5/2017	EUR	12,000	USD	13,087	(397)
The Bank of Nova Scotia	6/5/2017	GBP	19,000	USD	24,602	118
The Bank of Nova Scotia	6/5/2017	GBP	368,000	USD	476,494	2,267
The Bank of Nova Scotia	6/5/2017	HKD	469,000	USD	60,339	146
The Bank of Nova Scotia	6/5/2017	HKD	44,000	USD	5,661	14
The Bank of Nova Scotia	6/5/2017	ILS	105,000	USD	29,031	(630)
The Bank of Nova Scotia	6/5/2017	JPY	979,000	USD	8,793	(49)
The Bank of Nova Scotia	6/5/2017	JPY	91,245,000	USD	819,311	(4,765)
The Bank of Nova Scotia	6/5/2017	SEK	1,178,000	USD	133,243	(2,334)
The Bank of Nova Scotia	6/5/2017	SEK	84,000	USD	9,502	(166)
The Bank of Nova Scotia	6/5/2017	SGD	64,000	USD	45,798	(459)
The Bank of Nova Scotia	6/5/2017	USD	2,990	AUD	4,000	(18)
The Bank of Nova Scotia	6/5/2017	USD	171,224	AUD	230,000	(335)
The Bank of Nova Scotia	6/5/2017	USD	700,564	EUR	623,000	(519)
The Bank of Nova Scotia	6/5/2017	USD	499,598	GBP	387,000	(886)
The Bank of Nova Scotia	6/5/2017	USD	65,833	HKD	513,000	7

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (Continued)

May 31, 2017

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	6/5/2017	USD	6,361	ILS	23,000	$136
The Bank of Nova Scotia	6/5/2017	USD	23,168	ILS	82,000	(4)
The Bank of Nova Scotia	6/5/2017	USD	833,965	JPY	92,224,000	(1,047)
The Bank of Nova Scotia	6/5/2017	USD	145,476	SEK	1,262,000	(231)
The Bank of Nova Scotia	6/5/2017	USD	3,579	SGD	5,000	35
The Bank of Nova Scotia	6/5/2017	USD	42,649	SGD	59,000	(5)
The Bank of Nova Scotia	6/6/2017	CHF	6,000	USD	6,040	(158)
The Bank of Nova Scotia	6/6/2017	CHF	127,000	USD	127,824	(3,353)
The Bank of Nova Scotia	6/6/2017	DKK	33,000	USD	4,840	(146)
The Bank of Nova Scotia	6/6/2017	DKK	280,000	USD	41,060	(1,242)
The Bank of Nova Scotia	6/6/2017	NOK	361,000	USD	42,156	(574)
The Bank of Nova Scotia	6/6/2017	NZD	39,000	USD	26,752	(876)
The Bank of Nova Scotia	6/6/2017	NZD	5,000	USD	3,429	(113)
The Bank of Nova Scotia	6/6/2017	USD	137,461	CHF	133,000	(86)
The Bank of Nova Scotia	6/6/2017	USD	47,310	DKK	313,000	(23)
The Bank of Nova Scotia	6/6/2017	USD	42,862	NOK	361,000	(132)
The Bank of Nova Scotia	6/6/2017	USD	31,229	NZD	44,000	(59)
The Bank of Nova Scotia	7/5/2017	AUD	230,000	USD	171,141	334
The Bank of Nova Scotia	7/5/2017	CHF	133,000	USD	137,731	88
The Bank of Nova Scotia	7/5/2017	DKK	6,000	USD	909	1
The Bank of Nova Scotia	7/5/2017	DKK	313,000	USD	47,387	21
The Bank of Nova Scotia	7/5/2017	EUR	623,000	USD	701,707	510
The Bank of Nova Scotia	7/5/2017	EUR	5,000	USD	5,633	5
The Bank of Nova Scotia	7/5/2017	GBP	23,000	USD	29,724	55
The Bank of Nova Scotia	7/5/2017	GBP	387,000	USD	500,085	881
The Bank of Nova Scotia	7/5/2017	HKD	29,000	USD	3,724	0
The Bank of Nova Scotia	7/5/2017	HKD	513,000	USD	65,877	(12)
The Bank of Nova Scotia	7/5/2017	ILS	82,000	USD	23,190	2
The Bank of Nova Scotia	7/5/2017	ILS	20,000	USD	5,657	1
The Bank of Nova Scotia	7/5/2017	JPY	92,224,000	USD	835,120	1,043
The Bank of Nova Scotia	7/5/2017	NOK	16,000	USD	1,901	6
The Bank of Nova Scotia	7/5/2017	NOK	361,000	USD	42,881	131
The Bank of Nova Scotia	7/5/2017	NZD	44,000	USD	31,210	58
The Bank of Nova Scotia	7/5/2017	SEK	1,262,000	USD	145,727	223
The Bank of Nova Scotia	7/5/2017	SGD	59,000	USD	42,662	4
The Bank of Nova Scotia	7/5/2017	USD	8,185	AUD	11,000	(16)
The Bank of Nova Scotia	7/5/2017	USD	5,179	CHF	5,000	(5)
The Bank of Nova Scotia	7/5/2017	USD	5,160	GBP	4,000	0
The Bank of Nova Scotia	7/5/2017	USD	1,431	JPY	158,000	(2)
The Bank of Nova Scotia	7/5/2017	USD	3,465	SEK	30,000	(6)
The Bank of Nova Scotia	7/5/2017	USD	4,338	SGD	6,000	0

Total net unrealized depreciation						$(31,758)

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli New Sheqel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (Continued)

May 31, 2017

For information on the Fund’s policy and additional disclosures regarding forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$2,742,805	$—	$3,082	$2,745,887
Exchange Traded Fund	5,827	—	—	5,827
Preferred Stocks	10,972	—	—	10,972
Short-Term Investments	78,351	—	—	78,351
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	7,113	—	7,113

TOTAL	$2,837,955	$7,113	$3,082	$2,848,150

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(38,871)	$—	$(38,871)

TOTAL	$—	$(38,871)	$—	$(38,871)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

During the year ended May 31, 2017, the amount of transfers between Level 1 and Level 3 was $4,175. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Italy Hedged Equity ETF

May 31, 2017

	Number of Shares	Value
COMMON STOCKS — 99.7%
Consumer Discretionary — 12.0%
Ferrari NV	1,093	$94,543
Fiat Chrysler Automobiles NV*	8,147	85,525
Luxottica Group SpA	1,489	90,241

		270,309

Energy — 18.9%
Eni SpA	15,889	251,492
Saipem SpA*	3,901	15,820
Snam SpA	20,736	95,086
Tenaris SA	4,202	63,489

		425,887

Financials — 32.9%
Assicurazioni Generali SpA	6,397	100,965
EXOR NV	1,052	58,675
Intesa Sanpaolo SpA	78,015	223,303
Intesa Sanpaolo SpA-RSP	5,947	16,140
Mediobanca SpA	5,667	53,730
Poste Italiane SpA, 144A	5,721	40,231
UniCredit SpA*	12,296	215,065
UnipolSai SpA	13,864	31,398

		739,507

Health Care — 1.6%
Recordati SpA	872	35,078

	Number of Shares	Value
Industrials — 14.3%
Atlantia SpA	3,587	$99,850
CNH Industrial NV	8,852	98,196
Leonardo SpA	3,949	69,559
Prysmian SpA	1,904	52,980

		320,585

Telecommunication Services — 4.4%
Telecom Italia SpA*	76,448	71,536
Telecom Italia SpA-RSP*	36,559	28,194

		99,730

Utilities — 15.6%
Enel SpA	51,101	273,131
Terna Rete Elettrica Nazionale SpA	13,681	77,304

		350,435

TOTAL COMMON STOCKS (Cost $2,114,179)		2,241,531

TOTAL INVESTMENTS — 99.7% (Cost $2,114,179)†		$2,241,531
Other assets and liabilities, net — 0.3%		6,312

NET ASSETS — 100.0%		$2,247,843

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,183,943. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $57,588. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $176,170 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $118,582.

RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of May 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	6/5/2017	EUR	2,019,800	USD	2,202,733	$(66,850)
The Bank of Nova Scotia	6/5/2017	EUR	13,000	USD	14,193	(415)
The Bank of Nova Scotia	6/5/2017	USD	2,280,261	EUR	2,027,800	(1,688)
The Bank of Nova Scotia	6/5/2017	USD	5,454	EUR	5,000	165
The Bank of Nova Scotia	7/5/2017	EUR	2,027,800	USD	2,283,982	1,661
The Bank of Nova Scotia	7/5/2017	USD	15,764	EUR	14,000	(7)

Total net unrealized depreciation						$(67,134)

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Italy Hedged Equity ETF (Continued)

May 31, 2017

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$2,241,531	$—	$—	$2,241,531
Derivatives (b)
Forward Foreign Currency Exchange Contracts	—	1,826	—	1,826

TOTAL	$2,241,531	$1,826	$—	$2,243,357

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Exchange Contracts	$—	$(68,960)	$—	$(68,960)

TOTAL	$—	$(68,960)	$—	$(68,960)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the year ended May 31, 2017.

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF

May 31, 2017

	Number of Shares	Value
COMMON STOCKS — 100.2%
Italy — 33.9%
Assicurazioni Generali SpA	3,673	$57,971
Atlantia SpA	1,337	37,218
Enel SpA	23,938	127,947
Eni SpA	7,490	118,552
Ferrari NV	361	31,226
Intesa Sanpaolo SpA	37,405	107,065
Intesa Sanpaolo SpA-RSP	2,921	7,927
Leonardo SpA	1,190	20,961
Luxottica Group SpA	499	30,242
Mediobanca SpA	1,671	15,843
Poste Italiane SpA, 144A	1,636	11,505
Prysmian SpA	601	16,723
Recordati SpA	307	12,350
Saipem SpA*	1,899	7,701
Snam SpA	6,703	30,737
Telecom Italia SpA*	33,560	31,404
Telecom Italia SpA-RSP*	17,736	13,678
Terna Rete Elettrica Nazionale SpA	4,138	23,381
UniCredit SpA*	5,890	103,020
UnipolSai SpA	2,921	6,615

		812,066

Luxembourg (a) — 0.9%
Tenaris SA	1,438	21,727

Netherlands (a) — 0.8%
EXOR NV	319	17,792

Portugal — 2.6%
EDP — Energias de Portugal SA	6,991	25,712
Galp Energia SGPS SA	1,477	22,781
Jeronimo Martins SGPS SA	740	14,730

		63,223

Spain — 58.6%
Abertis Infraestructuras SA	2,038	37,283
ACS Actividades de Construccion y Servicios SA	710	28,366
Aena SA, 144A	198	39,970

	Number of Shares	Value
Spain (Continued)
Amadeus IT Group SA	1,290	$75,137
Banco Bilbao Vizcaya Argentaria SA	19,679	160,316
Banco de Sabadell SA	15,700	32,346
Banco Santander SA	42,908	278,650
Bankia SA*	11,863	13,646
Bankinter SA	1,979	18,221
CaixaBank SA	10,558	49,861
Distribuidora Internacional de Alimentacion SA	1,950	12,002
Enagas SA	667	19,830
Endesa SA	934	23,308
Ferrovial SA	1,423	32,059
Ferrovial SA*	24	541
Gamesa Corp. Tecnologica SA	701	15,899
Gas Natural SDG SA	1,029	25,916
Grifols SA	876	24,788
Iberdrola SA	17,094	136,300
Industria de Diseno Textil SA	3,208	131,157
Mapfre SA	3,376	12,007
Red Electrica Corp. SA	1,271	28,520
Repsol SA	3,526	59,078
Telefonica SA	13,340	148,567

		1,403,768

United Kingdom (a) — 3.4%
CNH Industrial NV	3,006	33,346
Fiat Chrysler Automobiles NV*	3,148	33,047
International Consolidated Airlines Group SA	1,872	14,592

		80,985

TOTAL COMMON STOCKS (Cost $2,270,046)		2,399,561

TOTAL INVESTMENTS — 100.2%
(Cost $2,270,046)†		$2,399,561
Other assets and liabilities, net — (0.2%)		(5,257)

NET ASSETS — 100.0%		$2,394,304

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,362,802. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $36,759. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $191,787 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $155,028.
(a)	Securities are listed in country of domicile and trade on a securities exchange in Southern Europe.

RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF (Continued)

May 31, 2017

As of May 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	6/5/2017	EUR	17,000	USD	18,541	$(562)
The Bank of Nova Scotia	6/5/2017	EUR	10,000	USD	10,922	(315)
The Bank of Nova Scotia	6/5/2017	EUR	2,134,500	USD	2,327,822	(70,646)
The Bank of Nova Scotia	6/5/2017	USD	2,418,237	EUR	2,150,500	(1,790)
The Bank of Nova Scotia	6/5/2017	USD	12,004	EUR	11,000	357
The Bank of Nova Scotia	7/5/2017	EUR	2,150,500	USD	2,422,183	1,761

Total net unrealized depreciation						$(71,195)

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$2,399,561	$—	$—	$2,399,561
Derivatives (c)
Forward Foreign Currency Exchange Contracts	—	2,118	—	2,118

TOTAL	$2,399,561	$2,118	$—	$2,401,679

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (c)
Forward Foreign Currency Exchange Contracts	$—	$(73,313)	$—	$(73,313)

TOTAL	$—	$(73,313)	$—	$(73,313)

(b)	See Schedule of Investments for additional detailed categorizations.
(c)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during year ended May 31, 2017.

See Notes to Financial Statements.	33

DBX ETF Trust

Statements of Assets and Liabilities

May 31, 2017

	Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF	Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF	Deutsche X-trackers MSCI Italy Hedged Equity ETF	Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF
Assets
Investments in non-affiliated securities at value	$10,347,687	$2,762,686	$2,241,531	$2,399,561
Investment in Deutsche Government & Agency Securities Portfolio*	—	78,351	—	—
Cash	2,292	1,253	8,715	14,007
Foreign currency at value	14,517	8,181	1,261	17,576
Unrealized appreciation on forward foreign currency exchange contracts	—	7,113	1,826	2,118
Unrealized appreciation on future contracts	4,755	—	—	—
Receivables:
Investment securities sold	—	83,709	117,139	83,146
Dividends	123,559	9,097	—	631
Securities lending income	—	157	—	65
Foreign tax reclaim	7,993	475	—	387

Total Assets	$10,500,803	$2,951,022	$2,370,472	$2,517,491

Liabilities
Payable upon return of securities loaned	$—	$78,351	$—	$—
Unrealized depreciation on forward foreign currency exchange contracts	—	38,871	68,960	73,313
Due to broker for futures contracts	41	—	—	—
Payables:
Investment securities purchased	—	45,819	52,797	48,952
Investment advisory fees	3,713	1,059	872	922

Total Liabilities	3,754	164,100	122,629	123,187

Net Assets, at value	$10,497,049	$2,786,922	$2,247,843	$2,394,304

Net Assets Consist of
Paid-in capital	$10,259,986	$2,504,618	$2,503,573	$2,502,254
Undistributed net investment income	108,635	35,796	43,290	35,027
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	(237,897)	46,948	(359,285)	(201,523)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	366,325	199,560	60,265	58,546

Net Assets, at value	$10,497,049	$2,786,922	$2,247,843	$2,394,304

Number of Common Shares outstanding	400,001	100,001	100,001	100,001

Net Asset Value	$26.24	$27.87	$22.48	$23.94

Investments in non-affiliated securities at cost	$9,987,349	$2,531,534	$2,114,179	$2,270,046

Value of securities loaned	$—	$72,216	$—	$—

Investment in Deutsche Government & Agency Securities Portfolio at cost*	$—	$78,351	$—	$—

Foreign currency at cost	$14,029	$8,076	$1,259	$17,417

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	34

DBX ETF Trust

Statements of Operations

For the Year Ended May 31, 2017

	Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF	Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF	Deutsche X-trackers MSCI Italy Hedged Equity ETF	Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$338,368	$61,795	$83,782	$80,847
Securities lending income, net of borrower rebates	786	1,413	992	2,304

Total Investment Income	339,154	63,208	84,774	83,151

Expenses
Investment advisory fees	72,862	11,163	8,787	9,203

Total Expenses	72,862	11,163	8,787	9,203

Net Investment income (loss)	266,292	52,045	75,987	73,948

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(238,682)	41,382	(225,235)	(144,342)
In-kind redemptions	1,645,635	—	—	—
Futures contracts	23,251	—	—	—
Foreign currency transactions	(13,206)	154,325	112,965	121,803

Net realized gain (loss)	1,416,998	195,707	(112,270)	(22,539)
Net change in unrealized appreciation (depreciation) on:
Investments	459,494	303,172	533,647	529,747
Futures contracts	4,755	—	—	—
Foreign currency translations	(733)	(99,948)	(126,349)	(132,332)

Net change in unrealized appreciation (depreciation)	463,516	203,224	407,298	397,415

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1,880,514	398,931	295,028	374,876

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,146,806	$450,976	$371,015	$448,824

* Unaffiliated foreign tax withheld	$45,660	$7,278	$10,204	$12,148

See Notes to Financial Statements.	35

DBX ETF Trust

Statements of Changes in Net Assets

	Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF		Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF
	Year Ended May 31, 2017	For the Period June 24, 2015(1) to May 31, 2016	Year Ended May 31, 2017	For the Period August 19, 2015(1) to May 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$266,292	$137,772	$52,045	$39,712
Net realized gain (loss)	1,416,998	248,420	195,707	(89,790)
Net change in unrealized appreciation (depreciation)	463,516	(97,191)	203,224	(3,664)

Net increase (decrease) in net assets resulting from operations	2,146,806	289,001	450,976	(53,742)

Distributions to Shareholders from
Net investment income	(264,075)	(63,333)	(62,074)	(25,781)
Net realized gains	—	—	(27,075)	—

Total distributions	(264,075)	(63,333)	(89,149)	(25,781)

Fund Shares Transactions
Proceeds from shares sold	8,337,937	21,675,862	—	2,504,593
Value of shares redeemed	(18,274,566)	(3,350,608)	—	—

Net increase (decrease) in net assets resulting from fund share transactions	(9,936,629)	18,325,254	—	2,504,593

Total net increase (decrease) in Net Assets	(8,053,898)	18,550,922	361,827	2,425,070

Net Assets
Beginning of period	18,550,947	25	2,425,095	25

End of period	$10,497,049	$18,550,947	$2,786,922	$2,425,095

Undistributed net investment income	$108,635	$90,448	$35,796	$41,638

Changes in Shares Outstanding
Shares outstanding, beginning of period	800,001	1	100,001	1
Shares sold	350,000	950,000	—	100,000
Shares redeemed	(750,000)	(150,000)	—	—

Shares outstanding, end of period	400,001	800,001	100,001	100,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	36

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Deutsche X-trackers MSCI Italy Hedged Equity ETF		Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF
	Year Ended May 31, 2017	For the Period August 19, 2015(1) to May 31, 2016	Year Ended May 31, 2017	For the Period August 19, 2015(1) to May 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$75,987	$45,842	$73,948	$52,991
Net realized gain (loss)	(112,270)	(232,086)	(22,539)	(162,723)
Net change in unrealized appreciation (depreciation)	407,298	(347,033)	397,415	(338,869)

Net increase (decrease) in net assets resulting from operations	371,015	(533,277)	448,824	(448,601)

Distributions to Shareholders from
Net investment income	(71,924)	(21,544)	(79,217)	(28,964)

Total distributions	(71,924)	(21,544)	(79,217)	(28,964)

Fund Shares Transactions
Proceeds from shares sold	—	2,503,548	—	2,502,237

Net increase (decrease) in net assets resulting from fund share transactions	—	2,503,548	—	2,502,237

Total net increase (decrease) in Net Assets	299,091	1,948,727	369,607	2,024,672

Net Assets
Beginning of period	1,948,752	25	2,024,697	25

End of period	$2,247,843	$1,948,752	$2,394,304	$2,024,697

Undistributed net investment income	$43,290	$36,031	$35,027	$36,819

Changes in Shares Outstanding
Shares outstanding, beginning of period	100,001	1	100,001	1
Shares sold	—	100,000	—	100,000
Shares redeemed	—	—	—	—

Shares outstanding, end of period	100,001	100,001	100,001	100,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	37

DBX ETF Trust

Financial Highlights

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF Selected Per Share Data	Year Ended 5/31/2017	Period Ended 5/31/2016(a)
Net Asset Value, beginning of period	$23.19	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.35	0.28
Net realized and unrealized gain (loss)	3.04	(1.97	)(d)

Total from investment operations	3.39	(1.69)

Less distributions from:
Net investment income	(0.34)	(0.12)

Total distributions	(0.34)	(0.12)

Net Asset Value, end of period	$26.24	$23.19

Total Return (%)	14.75	(6.78	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	10	19
Ratio of expenses (%)	0.40	0.40	*
Ratio of net investment income (loss) (%)	1.46	1.31	*
Portfolio turnover rate (%)(e)	22	8	**

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF Selected Per Share Data	Year Ended 5/31/2017	Period Ended 5/31/2016(b)
Net Asset Value, beginning of period	$24.25	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.52	0.40
Net realized and unrealized gain (loss)	3.99	(0.89)

Total from investment operations	4.51	(0.49)

Less distributions from:
Net investment income	(0.62)	(0.26)
Net realized gains	(0.27)	—

Total distributions	(0.89)	(0.26)

Net Asset Value, end of period	$27.87	$24.25

Total Return (%)	19.32	(1.96	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	3	2
Ratio of expenses (%)	0.45	0.45	*
Ratio of net investment income (loss) (%)	2.10	2.16	*
Portfolio turnover rate (%)(e)	20	23	**

(a)	For the period June 24, 2015 (commencement of operations) through May 31, 2016.
(b)	For the period August 19, 2015 (commencement of operations) through May 31, 2016.
(c)	Based on average shares outstanding during the period.
(d)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	38

DBX ETF Trust

Financial Highlights (Continued)

Deutsche X-trackers MSCI Italy Hedged Equity ETF Selected Per Share Data	Year Ended 5/31/2017	Period Ended 5/31/2016(a)
Net Asset Value, beginning of period	$19.49	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.76	0.46
Net realized and unrealized gain (loss)	2.95	(5.75)

Total from investment operations	3.71	(5.29)

Less distributions from:
Net investment income	(0.72)	(0.22)

Total distributions	(0.72)	(0.22)

Net Asset Value, end of period	$22.48	$19.49

Total Return (%)	19.70	(21.29	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	2	2
Ratio of expenses (%)	0.45	0.45	*
Ratio of net investment income (loss) (%)	3.89	2.76	*
Portfolio turnover rate (%)(c)	30	29	**

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF Selected Per Share Data	Year Ended 5/31/2017	Period Ended 5/31/2016(a)
Net Asset Value, beginning of period	$20.25	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.74	0.53
Net realized and unrealized gain (loss)	3.74	(4.99)

Total from investment operations	4.48	(4.46)

Less distributions from:
Net investment income	(0.79)	(0.29)

Total distributions	(0.79)	(0.29)

Net Asset Value, end of period	$23.94	$20.25

Total Return (%)	23.01	(17.94	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	2	2
Ratio of expenses (%)	0.45	0.45	*
Ratio of net investment income (loss) (%)	3.62	3.18	*
Portfolio turnover rate (%)(c)	20	20	**

(a)	For the period August 19, 2015 (commencement of operations) through May 31, 2016.
(b)	Based on average shares outstanding during the period.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	39

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of May 31, 2017, the Trust consists of thirty-five investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF
Deutsche X-trackers MSCI Italy Hedged Equity ETF
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF, Deutsche X-trackers MSCI Italy Hedged Equity ETF and Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF offer shares that are listed and traded on the Bats BZX Exchange, Inc. (‘Bats BZX”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF	JPX-Nikkei 400 Net Total Return Index
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF	MSCI EAFE Small Cap US Dollar Hedged Index
Deutsche X-trackers MSCI Italy Hedged Equity ETF	MSCI Italy 25/50 US Dollar Hedged Index
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF	MSCI Southern Europe US Dollar Hedged Index

The JPX-Nikkei Index 400 Net Total Return Index is designed to track the performance of equity securities of issuers that are primarily listed on the JASDAQ Stock Exchange (“JASDAQ”) or the following sections of the Tokyo Stock Exchange (“TSE”): the first section (for large companies), the second section (for middle-sized companies) and the “Mothers” (for high-growth and emerging stocks). The JPX-Nikkei Index 400 is rebalanced annually.

The MSCI EAFE Small Cap US Dollar Hedged Index is designed to provide exposure to small cap equity securities in developed stock markets outside of the Americas, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. The MSCI EAFE Small Cap US Dollar Hedged Index is rebalanced monthly on the last business day of each month.

The MSCI Italy 25/50 US Dollar Hedged Index is designed to track the performance of the Italian equity market, while mitigating exposure to fluctuations between the value of the U.S. dollar and the euro. The MSCI Italy 25/50 US Dollar Hedged Index is rebalanced quarterly.

The MSCI Southern Europe US Dollar Hedged Index is designed to track the performance the Italian, Portuguese and Spanish equity markets, while mitigating exposure to fluctuations between the value of the U.S. dollar and the euro. The MSCI Southern Europe US Dollar Hedged Index is rebalanced monthly on the last business day of each month.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between each Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

40

DBX ETF Trust

Notes to Financial Statements (Continued)

Each Fund is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a fund and, consequently, the fund’s investment portfolio. This may adversely affect the fund’s performance or subject the fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange- traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

41

DBX ETF Trust

Notes to Financial Statements (Continued)

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF, Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF, Deutsche X-trackers MSCI Italy Hedged Equity ETF, and Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF to pay out dividends from net investment income semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended May 31, 2017, the Funds did not incur any interest or penalties.

As of May 31, 2017, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Undistributed Long-Term Capital Gains	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF	$108,635	$—	$(200,031)	$328,459	$237,063
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF	41,656	41,707	—	198,941	282,304
Deutsche X-trackers MSCI Italy Hedged Equity ETF	43,290	—	(356,655)	57,635	(255,730)
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF	35,027	—	(179,962)	36,985	(107,950)

42

DBX ETF Trust

Notes to Financial Statements (Continued)

The tax character of dividends and distributions declared for the year ended May 31, 2017 and the period ended May 31, 2016 were as follows:

	Year Ended May 31, 2017
	Ordinary Income*	Long-Term Capital Gains
Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF	$264,075	$—
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF	80,180	8,969
Deutsche X-trackers MSCI Italy Hedged Equity ETF	71,924	—
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF	79,217	—

Period Ended May 31, 2016
Ordinary Income*
Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF	$63,333
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF	25,781
Deutsche X-trackers MSCI Italy Hedged Equity ETF	21,544
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF	28,964

*	for tax purposes short-term capital gain distributions are considered ordinary income distributions

At May 31, 2017, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF	$56,029	$130,197	$186,226
Deutsche X-trackers MSCI Italy Hedged Equity ETF	126,604	—	126,604
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF	39,599	—	39,599

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the year ended May 31, 2017, the Funds incurred and elected to defer net capital losses as follows:

Post-October Losses on Capital
Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF	$13,805
Deutsche X-trackers MSCI Italy Hedged Equity ETF	230,051
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF	140,363

In order to present paid-in capital accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income or loss and accumulated net realized gains or losses on investments. These differences are primarily due to recognition of certain foreign currency gains (losses) as ordinary income (loss), return of capital distributions received, redemptions-in-kind, and passive foreign investment companies (“PFICs”). For the year ended May 31, 2017, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains (Accumulated Losses)	Pain-In Capital
Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF	$15,970	$(1,603,860)	$1,587,890
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF	4,187	(4,187)	—
Deutsche X-trackers MSCI Italy Hedged Equity ETF	3,196	(3,196)	—
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF	3,477	(3,477)	—

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions

43

DBX ETF Trust

Notes to Financial Statements (Continued)

in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of May 31, 2017, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translation    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at year end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended May 31, 2017, the Funds invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of May 31, 2017 the Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.12% annualized effective rate as of May 31, 2017) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Funds receive compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments

As of May 31, 2017, Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF had securities on loan, which were classified as Common Stock and Exchange Traded-Fund in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at year end.

Remaining Contractual Maturity of the Agreements, as of May 31, 2017

	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$72,699	$—	$—	$—	$72,699
Exchange Traded Fund	5,652	—	—	—	5,652

Total Borrowings	$78,351	$—	$—	$—	$78,351

Gross amount of recognized liabilities for securities lending transactions					$78,351

44

DBX ETF Trust

Notes to Financial Statements (Continued)

As of May 31, 2017, the fund listed below had no securities on loan:

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF
Deutsche X-trackers MSCI Italy Hedged Equity ETF
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF

Derivatives

Forward Foreign Currency Exchange Contracts    Each Fund, except Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF, may enter into forward foreign currency exchange contracts (“forward currency contracts”) designed to offset a Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into forward currency contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the year ended May 31, 2017, the Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. Similarly, Deutsche X-trackers MSCI Italy Hedged Equity ETF, and Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF each invested in forward currency contracts to hedge against changes in the value of the U.S dollar against the Euro.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the respective Fund has in that particular currency contract.

A summary of the open forward currency contracts as of May 31, 2017 is included in a table following each Fund’s Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the respective Fund had to the value of non U.S currencies during the year ended May 31, 2017.

Futures Contracts     Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended May 31, 2017, Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF utilized futures in order to simulate investment in the Fund’s Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of May 31, 2017 is included in a table following the Fund’s Schedule of Investments.

45

DBX ETF Trust

Notes to Financial Statements (Continued)

The following tables summarize the value of the Funds’ derivative instruments held as of May 31, 2017 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF

Equity contracts	Unrealized appreciation on futures contracts	$4,755	Unrealized depreciation on futures contracts	$—
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$7,113	Unrealized depreciation on forward foreign currency exchange contracts	$38,871
Deutsche X-trackers MSCI Italy Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$1,826	Unrealized depreciation on forward foreign currency exchange contracts	$68,960
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$2,118	Unrealized depreciation on forward foreign currency exchange contracts	$73,313

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended May 31, 2017 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

	Futures — Equity Contracts	Foreign Exchange Contracts	Total
Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF	$23,251	$—	$23,251
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF	—	157,205	157,205
Deutsche X-trackers MSCI Italy Hedged Equity ETF	—	108,848	108,848
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF	—	121,445	121,445

Net Change in Unrealized Appreciation (Depreciation) on:

	Futures — Equity Contracts	Foreign Exchange Contracts	Total
Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF	$4,755	$—	$4,755
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF	—	(100,052)	(100,052)
Deutsche X-trackers MSCI Italy Hedged Equity ETF	—	(126,395)	(126,395)
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF	—	(132,547)	(132,547)

For the year ended May 31, 2017 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Exchange Contracts (Contract Value)
Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF	$58,903	$—
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF	—	(2,440,725)
Deutsche X-trackers MSCI Italy Hedged Equity ETF	—	(1,769,560)
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF	—	(2,020,449)

As of May 31, 2017, the Funds have transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a

46

DBX ETF Trust

Notes to Financial Statements (Continued)

deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Funds may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF
The Bank of Nova Scotia	$7,113	$(7,113)	$—	$—	$38,871	$(7,113)	$—	$31,758
Deutsche X-trackers MSCI Italy Hedged Equity ETF
The Bank of Nova Scotia	$1,826	$(1,826)	$—	$—	$68,960	$(1,826)	$—	$67,134
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF
The Bank of Nova Scotia	$2,118	$(2,118)	$—	$—	$73,313	$(2,118)	$—	$71,195

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

Prior to the effective dates listed below, TDAM USA Inc. (“TDAM”) served as investment sub-advisor to each Fund and was responsible for day-to-day management of the Funds, subject to the replication strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may have been agreed between the Advisor and TDAM from time to time.

Effective on the dates listed below with respect to each applicable Fund, as approved by the Board of Trustees of DBX ETF Trust, the Advisor assumed the day-to-day management of the Funds.

Effective Dates
September 14, 2016	Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF
October 19, 2016	Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF
Deutsche X-trackers MSCI Italy Hedged Equity ETF
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s daily average net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF	0.40%
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF	0.45%
Deutsche X-trackers MSCI Italy Hedged Equity ETF	0.45%
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF	0.45%

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the payments to the sub-advisors, the cost of transfer agency, custody, fund administration, legal, audit and other services and expenses of the Independent Trustees. Each Fund is responsible for the payment of, interest expense, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

47

DBX ETF Trust

Notes to Financial Statements (Continued)

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Audit Committee and Lead Independent Trustee (Chairman of the Board of Trustees effective November 16, 2016); and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the year ended May 31, 2017, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF	$3,852,565	$3,890,588
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF	531,531	491,681
Deutsche X-trackers MSCI Italy Hedged Equity ETF	609,131	578,700
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF	420,417	411,451

For the year ended May 31, 2017, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF	$8,244,337	$18,146,403

5. Fund Share Transactions

As of May 31, 2017, there were unlimited Fund shares authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s underlying index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At May 31, 2017, there was one affiliated shareholder account for each fund listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF	85%
Deutsche X-trackers MSCI Italy Hedged Equity ETF	95%
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF	95%

48

DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To Board of Trustees and Shareholders of

DBX ETF Trust:

We have audited the accompanying statements of assets and liabilities of Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF, Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF, Deutsche X-trackers MSCI Italy Hedged Equity ETF and Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF (the “Funds” within DBX ETF Trust), including the schedules of investments, as of May 31, 2017, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF, Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF, Deutsche X-trackers MSCI Italy Hedged Equity ETF and Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF at May 31, 2017, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.

New York, New York

July 26, 2017

49

DBX ETF Trust

Trustees and Officers (Unaudited)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Independent Trustees
Stephen R. Byers (1953) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Board and Member of the Audit and Nominating Committees; formerly, Lead Independent Trustee	Trustee since 2011 (Chairman of the Board since 2016; formerly, Lead Independent Trustee, 2015-2016)	Independent Director (2011-present); Independent Consultant (2014-present); formerly, Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer (2002-2006).	35	The Arbitrage Funds; Sierra Income Corporation; Mutual Fund Directors Forum.
George O. Elston (1964) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Audit Committee and Member of the Nominating Committee	Trustee since 2011 (Chairman of the Audit Committee since 2015)	Chief Executive Officer, 2X Oncology, Inc. (2017-present); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	35
J. David Officer (1948) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Nominating Committee and Member of the Audit Committee	Trustee since 2011 (Chairman of the Nominating Committee since 2015)	Independent Director (2010-present); formerly, Vice Chairman, the Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	35	Ilex Partners (Asia), LLC; Old Westbury Funds.

50

DBX ETF Trust

Trustees and Officers (Unaudited) (Continued)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustee
Michael Gilligan (1966) 345 Park Avenue New York, New York 10154	Trustee Treasurer, Chief Financial Officer and Controller	Trustee since 2016; Treasurer, Chief Financial Officer and Controller since 2010	Director in the Finance Division at Deutsche Bank AG (2008-present); Manager, Treasurer and Chief Financial Officer of the Adviser (2010-present); Chief Financial Officer of Global Passive Asset Management Platform (2012-present).	35	The Adviser, DBX Strategic Advisors LLC and DB Commodity Services LLC

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Freddi Klassen (1975) 345 Park Avenue New York, New York 10154	President and Chief Executive Officer	Since 2016	Director in the Deutsche Asset Management Division at Deutsche Bank AG and Chief Operating Officer in the Americas for the Passive Asset Management Department (2014-present) and Trading and Product Development teams (2016-present); Manager and Chief Operating Officer of the Adviser (2016-present); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013-2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).
Fiona Bassett (1974) 345 Park Avenue New York, New York 10154	Chief Operating Officer	Since 2014	Managing Director in the Deutsche Asset Management Passive Asset Management Group at Deutsche Bank AG and Head of Passive Americas Asset Management Platform (2014-present); Manager and Chief Executive Officer and Chief Investment Officer of the Adviser (2014-present); Managing Director, COO Global Key Projects and Integration at Deutsche Asset Management (2012-2014); Managing Director at Deutsche Bank AG (2004-2012).

51

DBX ETF Trust

Trustees and Officers (Unaudited) (Continued)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Frank Gecsedi (1967) 60 Wall Street New York, New York 10005	Chief Compliance Officer	Since 2010	Director in the Deutsche Asset Management Compliance Department (2016-present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Adviser (2010-present); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010-2012).
Bryan Richards (1978) 345 Park Avenue New York New York 10154	Vice President	Since 2016	Director in the Deutsche Asset Management Division at Deutsche Bank A.G. and has served as a Portfolio Manager in the Passive Asset Management business since 2011. Also at Deutsche Bank, Mr. Richards served as the primary portfolio manager for the PowerShares DB Commodity ETFs until their sale in 2015.
Leslie Lowenbraun (1953) 60 Wall Street New York, New York 10005	Secretary	Since 2016	Vice President in U.S. Retail Passive Legal of Deutsche Asset Management at Deutsche Bank AG (2014-present); Counsel at Skadden, Arps, Slate, Meagher & Flom LLP (2005-2014).

Each Trustee serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Funds’ SAI includes additional information about the Funds’ Trustees and is available by calling 855-329-3837, or on the Company’s website at www.deutsche-etfs.com.

52

DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contract (Unaudited)

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF, Deutsche X-trackers MSCI Italy Hedged Equity ETF, Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF and Deutsche X-trackers MSCI Japan-Nikkei 400 Equity ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 14, 2017, the Trustees, including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF, Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF, Deutsche X-trackers MSCI Italy Hedged Equity ETF and Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and meetings by Independent Trustee Counsel.

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX Advisors LLC (“DBX” or the “Adviser”) and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Adviser from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Adviser.

The Board reached a determination, with the assistance of Trust Counsel and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services provided by the Adviser under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Adviser continuously during the prior year, in addition to the information the Adviser had provided in response to the Board’s requests prior to this meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management.

The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Adviser or one of its Deutsche Bank affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Adviser provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds. The Trustees took into consideration that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Adviser, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing

53

DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contract (Unaudited) (Continued)

the Funds. The Board also considered the expertise of the Adviser in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Adviser’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Adviser, which supports the Funds’ compliance program.

Adviser’s Financial Resources. In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Adviser has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared each Fund’s advisory fee to that of other pertinent exchange-traded funds (“ETFs”) and noted that each Fund’s fee is competitive with the fees of its respective peer group. The Board agreed that it was familiar with the Adviser’s methodology for selecting each Fund’s peer group and believed that the Funds’ peer groups were appropriate. The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Adviser pays all of the Fund’s costs. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Adviser and that the Adviser also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability. The Board considered the expenses of the Adviser in developing and rendering services provided to the Funds and the information provided by the Adviser to the Board regarding the Funds’ profitability. The Board considered that the Adviser had provided extensive information about the Adviser’s profitability and the Adviser’s methodology in determining profitability. While the Adviser had provided information about the Adviser’s expenses relating to marketing the Funds, the Board considered the Adviser’s profitability without accounting for such expenses. The Board considered that the Funds were not profitable at this time. The Board considered whether the Adviser would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Funds.

Economies of Scale. The Board considered that the Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

54

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.deutsche-etfs.com (click on “proxy voting” at the bottom of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.deutsche-etfs.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Bats BZX, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.deutsche-etfs.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its fiscal year ended May 31, 2017.

Qualified Dividend Income*
Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF	100%
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF	76%
Deutsche X-trackers MSCI Italy Hedged Equity ETF	80%
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF	88%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid
Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF	$383,402	$45,660
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF	68,990	6,898
Deutsche X-trackers MSCI Italy Hedged Equity ETF	93,985	6,863
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF	92,913	9,951

55

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.deutsche-etfs.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

56

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

Carefully consider a Fund’s investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Fund’s prospectus, which may be obtained by calling 1-855-DBX-ETFS (1-855-329-3837), or by viewing or downloading a prospectus at www.deutsche-etfs.com. Read the prospectus carefully before investing.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Dividends are not guaranteed. If the dividend-paying stocks held by the fund reduce or stop paying dividends, the fund’s ability to generate income may be adversely affected. Preferred stocks, a type of dividend-paying stock, present certain additional risks. The European financial markets have recently experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt, and sellers of credit default swaps linked to that country’s creditworthiness (which may be located in countries other than those listed in the previous sentence). These events have adversely affected the exchange rate of the euro, the common currency of certain EU countries, and may continue to significantly affect every country in Europe, including countries that do not use the euro. Italy, Portugal and Spain currently have high levels of debt and public spending, which may stifle economic growth, contribute to prolonged periods of recession or lower sovereign debt ratings and adversely impact investments in the Fund. The fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of a Fund may diverge from that of an Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. A fund that focuses its investments in Japan can be impacted by the events and developments in Japan, which can adversely affect performance. There are additional risks associated with investing in aggressive growth stocks, non-diversified/concentrated funds and small- and mid-cap stocks which are more fully explained in the prospectuses, as applicable. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. See the prospectus for details.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange or Bats BZX Exchange, Inc., as applicable. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

The JPX-Nikkei 400 Total Return Index” (the “Index”) is copyrightable work calculated using such methodology independently developed by Japan Exchange Group, Inc. and Tokyo Stock Exchange, Inc. (hereinafter collectively called “JPX Group”) and Nikkei Inc. (hereinafter called “Nikkei”). JPX Group and Nikkei jointly own copyrights and any other intellectual property rights subsisting in “Index” itself and the methodology to calculate “Index”. JPN is not in any way sponsored, endorsed or promoted by JPX Group and Nikkei. JPX Group and Nikkei do not make any warranty or representation. JPX Group and Nikkei have no obligation to publish “Index” continuously and shall not be liable for any errors, delays or suspensions of the publication of “Index”.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX and any related funds.

Copyright © 2017 Deutsche Bank AG. All rights reserved. Deutsche X-trackers® is a registered trademark of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Ave. New York, NY 10154	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-38754-3 (7/17) DBX 002749 (7/18)

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

Stephen R. Byers, George O. Elston, and J. David Officer are the designated financial experts on the Audit Committee of DBX ETF Trust. With respect to DBX ETF Trust, Stephen Byers, George O. Elston, and J. David Officer are not “interested persons” as such terms are defined by Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $711,184 for 2017 and $771,600 for 2016.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $65,000 for 2017 and $100,000 for 2016. These services consisted of security counts related to Rule 17f-2 under the Investment Company Act of 1940.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $276,264 for 2017 and $475,463 for 2016.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2017 and $0 for 2016.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

In accordance with Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the audit and permissible non-audit services of the Registrant.

(e)(2)	All of the services described in paragraphs (b) through (d) above were approved by the Audit Committee in accordance with paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2017 and $486,470 for 2016.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Stephen R. Byers, George O. Elston, and J. David Officer.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(12.other) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)*	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date	8/03/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date	8/03/2017

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date	8/03/2017

* Print the name and title of each signing officer under his or her signature.